================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number                811-7440
                                       --------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

          Catherine L. Newell, Esquire, President and General Counsel
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

Annual Report

YEAR ENDED: OCTOBER 31, 2017

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO  INTERNATIONAL CORE EQUITY PORTFOLIO    INTERNATIONAL VECTOR EQUITY PORTFOLIO
U.S. LARGE CAP EQUITY PORTFOLIO        INTERNATIONAL SMALL COMPANY PORTFOLIO  INTERNATIONAL HIGH RELATIVE
U.S. LARGE CAP VALUE PORTFOLIO         GLOBAL SMALL COMPANY PORTFOLIO         PROFITABILITY PORTFOLIO
U.S. TARGETED VALUE PORTFOLIO          JAPANESE SMALL COMPANY PORTFOLIO       WORLD EX U.S. VALUE PORTFOLIO
U.S. SMALL CAP VALUE PORTFOLIO         ASIA PACIFIC SMALL COMPANY PORTFOLIO   WORLD EX U.S. TARGETED VALUE PORTFOLIO
U.S. CORE EQUITY 1 PORTFOLIO           UNITED KINGDOM SMALL COMPANY PORTFOLIO WORLD EX U.S. CORE EQUITY PORTFOLIO
U.S. CORE EQUITY 2 PORTFOLIO           CONTINENTAL SMALL COMPANY PORTFOLIO    WORLD CORE EQUITY PORTFOLIO
U.S. VECTOR EQUITY PORTFOLIO           DFA INTERNATIONAL REAL ESTATE          SELECTIVELY HEDGED GLOBAL EQUITY
U.S. SMALL CAP PORTFOLIO               SECURITIES PORTFOLIO                   PORTFOLIO
U.S. MICRO CAP PORTFOLIO               DFA GLOBAL REAL ESTATE SECURITIES      EMERGING MARKETS PORTFOLIO
U.S. HIGH RELATIVE PROFITABILITY       PORTFOLIO                              EMERGING MARKETS SMALL CAP PORTFOLIO
PORTFOLIO                              DFA INTERNATIONAL SMALL CAP VALUE      EMERGING MARKETS VALUE PORTFOLIO
DFA REAL ESTATE SECURITIES PORTFOLIO   PORTFOLIO                              EMERGING MARKETS CORE EQUITY PORTFOLIO
LARGE CAP INTERNATIONAL PORTFOLIO                                             DFA COMMODITY STRATEGY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

 DFA INTERNATIONAL VALUE PORTFOLIO      U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

 THE U.S. LARGE CAP VALUE SERIES        THE CONTINENTAL SMALL COMPANY SERIES
 THE DFA INTERNATIONAL VALUE SERIES     THE CANADIAN SMALL COMPANY SERIES
 THE JAPANESE SMALL COMPANY SERIES      THE EMERGING MARKETS SERIES
 THE ASIA PACIFIC SMALL COMPANY SERIES  THE EMERGING MARKETS SMALL CAP SERIES
 THE UNITED KINGDOM SMALL COMPANY
 SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

[LOGO]

December 2017

Dear Fellow Shareholder,

On behalf of everyone at Dimensional, we thank you for trusting us with your investments. We recognize that the assets we manage for you play an important role in your future. And we are committed to enhancing shareholder value every day through the quality of our implementation.

Dimensional believes that an approach based on sensible and thoroughly vetted investment ideas leads to a consistent set of funds that can help you achieve your investment goals. Over the past 36 years, we have built upon a foundation of sensible investment ideas, which evolved through research and refinement. The goal has always been to find additional ways to enhance our funds while remaining consistent in our approach.

We believe these efforts have indeed helped people meet a wide range of goals and be long-term investors. We appreciate the opportunity to continue serving our shareholders.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                        ------
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................      1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts................................................      3
     Management's Discussion and Analysis..............................     22
     Disclosure of Fund Expenses.......................................     36
     Disclosure of Portfolio Holdings..................................     42
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio.........................     45
         U.S. Large Cap Equity Portfolio...............................     48
         U.S. Large Cap Value Portfolio................................     51
         U.S. Targeted Value Portfolio.................................     52
         U.S. Small Cap Value Portfolio................................     55
         U.S. Core Equity 1 Portfolio..................................     58
         U.S. Core Equity 2 Portfolio..................................     61
         U.S. Vector Equity Portfolio..................................     64
         U.S. Small Cap Portfolio......................................     67
         U.S. Micro Cap Portfolio......................................     70
         U.S. High Relative Profitability Portfolio....................     73
         DFA Real Estate Securities Portfolio..........................     76
         Large Cap International Portfolio.............................     78
         International Core Equity Portfolio...........................     82
         International Small Company Portfolio.........................     86
         Global Small Company Portfolio................................     87
         Japanese Small Company Portfolio..............................     88
         Asia Pacific Small Company Portfolio..........................     89
         United Kingdom Small Company Portfolio........................     90
         Continental Small Company Portfolio...........................     91
         DFA International Real Estate Securities Portfolio............     92
         DFA Global Real Estate Securities Portfolio...................     96
         DFA International Small Cap Value Portfolio...................     98
         International Vector Equity Portfolio.........................    102
         International High Relative Profitability Portfolio...........    106
         World ex U.S. Value Portfolio.................................    110
         World ex U.S. Targeted Value Portfolio........................    111
         World ex U.S. Core Equity Portfolio...........................    117
         World Core Equity Portfolio...................................    123
         Selectively Hedged Global Equity Portfolio....................    124
         Emerging Markets Portfolio....................................    126
         Emerging Markets Small Cap Portfolio..........................    126
         Emerging Markets Value Portfolio..............................    126
         Emerging Markets Core Equity Portfolio........................    127
     Statements of Assets and Liabilities..............................    132
     Statements of Operations..........................................    140
     Statements of Changes in Net Assets...............................    148
     Financial Highlights..............................................    160
     Notes to Financial Statements.....................................    183

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                         ------
   Report of Independent Registered Public Accounting Firm..............    220
   Section 19(a) Notice.................................................    221
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Performance Charts...................................................    222
   Management's Discussion and Analysis.................................    223
   Consolidated Disclosure of Fund Expenses.............................    224
   Consolidated Disclosure of Portfolio Holdings........................    225
   Consolidated Schedule of Investments.................................    226
   Consolidated Statement of Assets and Liabilities.....................    233
   Consolidated Statement of Operations.................................    234
   Consolidated Statements of Changes in Net Assets.....................    235
   Consolidated Financial Highlights....................................    236
   Consolidated Notes to Financial Statements...........................    237
   Report of Independent Registered Public Accounting Firm..............    250
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts...................................................    251
   Management's Discussion and Analysis.................................    253
   Disclosure of Fund Expenses..........................................    256
   Disclosure of Portfolio Holdings.....................................    258
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio................................    259
       U.S. Large Company Portfolio.....................................    260
   Statements of Assets and Liabilities.................................    263
   Statements of Operations.............................................    264
   Statements of Changes in Net Assets..................................    265
   Financial Highlights.................................................    266
   Notes to Financial Statements........................................    269
   Report of Independent Registered Public Accounting Firm..............    279
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts...................................................    280
   Management's Discussion and Analysis.................................    285
   Disclosure of Fund Expenses..........................................    290
   Disclosure of Portfolio Holdings.....................................    292
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series..................................    294
       The DFA International Value Series...............................    297
       The Japanese Small Company Series................................    301
       The Asia Pacific Small Company Series............................    304
       The United Kingdom Small Company Series..........................    307
       The Continental Small Company Series.............................    310
       The Canadian Small Company Series................................    314
       The Emerging Markets Series......................................    317
       The Emerging Markets Small Cap Series............................    321
   Statements of Assets and Liabilities.................................    325
   Statements of Operations.............................................    327
   Statements of Changes in Net Assets..................................    329
   Financial Highlights.................................................    332
   Notes to Financial Statements........................................    337
   Report of Independent Registered Public Accounting Firm..............    349

TABLE OF CONTENTS
CONTINUED

                                                                       PAGE
                                                                      ------
    DIMENSIONAL EMERGING MARKETS VALUE FUND
       Performance Charts............................................    350
       Management's Discussion and Analysis..........................    351
       Disclosure of Fund Expenses...................................    353
       Disclosure of Portfolio Holdings..............................    354
       Summary Schedule of Portfolio Holdings........................    355
       Statement of Assets and Liabilities...........................    359
       Statement of Operations.......................................    360
       Statements of Changes in Net Assets...........................    361
       Financial Highlights..........................................    362
       Notes to Financial Statements.................................    363
       Report of Independent Registered Public Accounting Firm.......    371
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................    379
    NOTICE TO SHAREHOLDERS...........................................    380

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
AUD     Australian dollar
CAD     Canadian Dollar
CHF     Swiss Franc
DKK     Danish Krone
EUR     Euro
GBP     British Pound
HKD     Hong Kong Dollar
ILS     Israeli New Shekel
JPY     Japanese Yen
NOK     Norwegian Krone
SEK     Swedish Krona
SGD     Singapore Dollar
USD     United States Dollar

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
(A)   Computed using average shares outstanding.
(B)   Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
      Master and/or Underlying Fund(s).
(C)   Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)   Non-Annualized
(E)   Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--    Amounts designated as -- are either zero or rounded to zero.
REIT  Real Estate Investment Trust
SEC   Securities and Exchange Commission
(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                  ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
                  S&P 500(R) INDEX
                  OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/31/2007                  $10,000                         $10,000
11/30/2007                    9,579                           9,582
12/31/2007                    9,511                           9,515
 1/31/2008                    8,915                           8,944
 2/29/2008                    8,626                           8,654
 3/31/2008                    8,588                           8,616
 4/30/2008                    8,992                           9,036
 5/31/2008                    9,117                           9,154
 6/30/2008                    8,342                           8,382
 7/31/2008                    8,274                           8,311
 8/31/2008                    8,401                           8,432
 9/30/2008                    7,627                           7,680
10/31/2008                    6,327                           6,390
11/30/2008                    5,896                           5,932
12/31/2008                    5,966                           5,995
 1/31/2009                    5,466                           5,490
 2/28/2009                    4,868                           4,905
 3/31/2009                    5,311                           5,335
 4/30/2009                    5,835                           5,845
 5/31/2009                    6,184                           6,172
 6/30/2009                    6,206                           6,185
 7/31/2009                    6,696                           6,652
 8/31/2009                    6,958                           6,892
 9/30/2009                    7,232                           7,150
10/31/2009                    7,100                           7,017
11/30/2009                    7,549                           7,438
12/31/2009                    7,679                           7,581
 1/31/2010                    7,415                           7,309
 2/28/2010                    7,657                           7,535
 3/31/2010                    8,108                           7,990
 4/30/2010                    8,240                           8,116
 5/31/2010                    7,591                           7,468
 6/30/2010                    7,201                           7,077
 7/31/2010                    7,709                           7,573
 8/31/2010                    7,367                           7,231
 9/30/2010                    8,026                           7,876
10/31/2010                    8,336                           8,176
11/30/2010                    8,325                           8,177
12/31/2010                    8,882                           8,724
 1/31/2011                    9,103                           8,930
 2/28/2011                    9,403                           9,236
 3/31/2011                    9,403                           9,240
 4/30/2011                    9,702                           9,514
 5/31/2011                    9,614                           9,406
 6/30/2011                    9,447                           9,249
 7/31/2011                    9,270                           9,061
 8/31/2011                    8,760                           8,569
 9/30/2011                    8,139                           7,966
10/31/2011                    9,037                           8,837
11/30/2011                    8,981                           8,818
12/31/2011                    9,082                           8,908
 1/31/2012                    9,508                           9,307
 2/29/2012                    9,923                           9,709
 3/31/2012                   10,259                          10,029
 4/30/2012                   10,203                           9,966
 5/31/2012                    9,586                           9,367
 6/30/2012                    9,988                           9,753
 7/31/2012                   10,157                           9,888
 8/31/2012                   10,393                          10,111
 9/30/2012                   10,660                          10,372
10/31/2012                   10,469                          10,181
11/30/2012                   10,536                          10,240
12/31/2012                   10,622                          10,333
 1/31/2013                   11,166                          10,869
 2/28/2013                   11,325                          11,016
 3/31/2013                   11,744                          11,429
 4/30/2013                   11,971                          11,649
 5/31/2013                   12,243                          11,922
 6/30/2013                   12,056                          11,762
 7/31/2013                   12,692                          12,360
 8/31/2013                   12,317                          12,002
 9/30/2013                   12,703                          12,379
10/31/2013                   13,294                          12,948
11/30/2013                   13,703                          13,342
12/31/2013                   14,033                          13,680
 1/31/2014                   13,567                          13,207
 2/28/2014                   14,181                          13,811
 3/31/2014                   14,290                          13,927
 4/30/2014                   14,404                          14,030
 5/31/2014                   14,758                          14,360
 6/30/2014                   15,041                          14,656
 7/31/2014                   14,824                          14,454
 8/31/2014                   15,429                          15,032
 9/30/2014                   15,201                          14,822
10/31/2014                   15,578                          15,184
11/30/2014                   16,023                          15,592
12/31/2014                   15,934                          15,553
 1/31/2015                   15,503                          15,086
 2/28/2015                   16,365                          15,953
 3/31/2015                   16,130                          15,701
 4/30/2015                   16,273                          15,851
 5/31/2015                   16,495                          16,055
 6/30/2015                   16,147                          15,744
 7/31/2015                   16,500                          16,074
 8/31/2015                   15,467                          15,104
 9/30/2015                   15,101                          14,731
10/31/2015                   16,395                          15,973
11/30/2015                   16,422                          16,021
12/31/2015                   16,106                          15,768
 1/31/2016                   15,337                          14,985
 2/29/2016                   15,337                          14,965
 3/31/2016                   16,428                          15,980
 4/30/2016                   16,512                          16,042
 5/31/2016                   16,792                          16,330
 6/30/2016                   16,868                          16,373
 7/31/2016                   17,499                          16,976
 8/31/2016                   17,499                          17,000
 9/30/2016                   17,498                          17,003
10/31/2016                   17,175                          16,693
11/30/2016                   17,779                          17,312
12/31/2016                   18,135                          17,654
 1/31/2017                   18,482                          17,989
 2/28/2017                   19,207                          18,703
 3/31/2017                   19,246                          18,725
 4/30/2017                   19,464                          18,917
 5/31/2017                   19,754                          19,183
 6/30/2017                   19,855                          19,303
 7/31/2017                   20,307                          19,700
 8/31/2017                   20,365                          19,760          Past performance is not predictive of
 9/30/2017                   20,734                          20,168          future performance.
10/31/2017                   21,215                          20,638          The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Copyright 2017 S&P Dow Jones Indices
          ------------------------------------------------------------       LLC, a division of S&P Global. All rights
                                23.53%       15.17%       7.81%              reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2017

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     ------------------       ---------------------
  6/25/2013               $10,000                   $10,000
  6/30/2013                10,020                    10,130
  7/31/2013                10,550                    10,672
  8/31/2013                10,270                    10,378
  9/30/2013                10,630                    10,740
 10/31/2013                11,101                    11,213
 11/30/2013                11,452                    11,527
 12/31/2013                11,757                    11,838
  1/31/2014                11,333                    11,460
  2/28/2014                11,878                    12,004
  3/31/2014                11,985                    12,080
  4/30/2014                12,046                    12,137
  5/31/2014                12,319                    12,416
  6/30/2014                12,623                    12,699
  7/31/2014                12,410                    12,493
  8/31/2014                12,928                    13,010
  9/30/2014                12,654                    12,781
 10/31/2014                12,899                    13,094
 11/30/2014                13,205                    13,437
 12/31/2014                13,175                    13,405
  1/31/2015                12,775                    13,037
  2/28/2015                13,555                    13,790
  3/31/2015                13,391                    13,619
  4/30/2015                13,463                    13,715
  5/31/2015                13,659                    13,895
  6/30/2015                13,399                    13,634
  7/31/2015                13,564                    13,897
  8/31/2015                12,768                    13,061
  9/30/2015                12,374                    12,703
 10/31/2015                13,350                    13,731
 11/30/2015                13,391                    13,776
 12/31/2015                13,081                    13,528
  1/31/2016                12,350                    12,800
  2/29/2016                12,412                    12,796
  3/31/2016                13,260                    13,687
  4/30/2016                13,302                    13,762
  5/31/2016                13,522                    14,003
  6/30/2016                13,491                    14,034
  7/31/2016                14,029                    14,569
  8/31/2016                14,071                    14,588
  9/30/2016                14,104                    14,600
 10/31/2016                13,818                    14,315
 11/30/2016                14,495                    14,879
 12/31/2016                14,746                    15,159
  1/31/2017                15,065                    15,464
  2/28/2017                15,608                    16,062
  3/31/2017                15,614                    16,073
  4/30/2017                15,763                    16,242
  5/31/2017                15,913                    16,450
  6/30/2017                16,044                    16,565
  7/31/2017                16,355                    16,893
  8/31/2017                16,377                    16,946            Past performance is not predictive of
  9/30/2017                16,779                    17,306            future performance.
 10/31/2017                17,156                    17,703            The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
            AVERAGE ANNUAL         ONE           SINCE                 redemption of fund shares.
            TOTAL RETURN           YEAR        INCEPTION               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.16%        13.21%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               --------------------------------   ---------------------------
10/31/2007                 $10,000                          $10,000
11/30/2007                   9,440                            9,511
12/31/2007                   9,410                            9,419
 1/31/2008                   9,049                            9,042
 2/29/2008                   8,769                            8,663
 3/31/2008                   8,687                            8,598
 4/30/2008                   9,232                            9,017
 5/31/2008                   9,451                            9,003
 6/30/2008                   8,416                            8,141
 7/31/2008                   8,322                            8,112
 8/31/2008                   8,485                            8,250
 9/30/2008                   7,722                            7,644
10/31/2008                   5,982                            6,320
11/30/2008                   5,395                            5,867
12/31/2008                   5,571                            5,949
 1/31/2009                   4,910                            5,265
 2/28/2009                   4,220                            4,561
 3/31/2009                   4,635                            4,951
 4/30/2009                   5,386                            5,482
 5/31/2009                   5,799                            5,821
 6/30/2009                   5,728                            5,778
 7/31/2009                   6,268                            6,251
 8/31/2009                   6,694                            6,578
 9/30/2009                   6,986                            6,832
10/31/2009                   6,686                            6,623
11/30/2009                   7,062                            6,996
12/31/2009                   7,252                            7,120
 1/31/2010                   7,082                            6,920
 2/28/2010                   7,388                            7,138
 3/31/2010                   7,965                            7,603
 4/30/2010                   8,216                            7,800
 5/31/2010                   7,513                            7,158
 6/30/2010                   6,945                            6,755
 7/31/2010                   7,488                            7,213
 8/31/2010                   7,030                            6,904
 9/30/2010                   7,719                            7,440
10/31/2010                   8,003                            7,663
11/30/2010                   7,943                            7,622
12/31/2010                   8,715                            8,224
 1/31/2011                   8,997                            8,410
 2/28/2011                   9,482                            8,720
 3/31/2011                   9,525                            8,755
 4/30/2011                   9,764                            8,988
 5/31/2011                   9,625                            8,893
 6/30/2011                   9,450                            8,711
 7/31/2011                   9,018                            8,422
 8/31/2011                   8,256                            7,896
 9/30/2011                   7,421                            7,299
10/31/2011                   8,446                            8,135
11/30/2011                   8,376                            8,093
12/31/2011                   8,442                            8,256
 1/31/2012                   8,861                            8,568
 2/29/2012                   9,372                            8,910
 3/31/2012                   9,544                            9,174
 4/30/2012                   9,345                            9,081
 5/31/2012                   8,681                            8,548
 6/30/2012                   9,147                            8,972
 7/31/2012                   9,236                            9,065
 8/31/2012                   9,601                            9,262
 9/30/2012                   9,951                            9,556
10/31/2012                   9,978                            9,509
11/30/2012                  10,000                            9,505
12/31/2012                  10,303                            9,702
 1/31/2013                  11,019                           10,332
 2/28/2013                  11,158                           10,480
 3/31/2013                  11,695                           10,896
 4/30/2013                  11,812                           11,060
 5/31/2013                  12,299                           11,344
 6/30/2013                  12,157                           11,244
 7/31/2013                  12,887                           11,851
 8/31/2013                  12,502                           11,402
 9/30/2013                  12,871                           11,687
10/31/2013                  13,522                           12,199
11/30/2013                  14,086                           12,540
12/31/2013                  14,458                           12,857
 1/31/2014                  13,886                           12,401
 2/28/2014                  14,353                           12,937
 3/31/2014                  14,689                           13,246
 4/30/2014                  14,786                           13,372
 5/31/2014                  15,107                           13,567
 6/30/2014                  15,518                           13,922
 7/31/2014                  15,403                           13,685
 8/31/2014                  15,891                           14,187
 9/30/2014                  15,495                           13,895
10/31/2014                  15,616                           14,207
11/30/2014                  15,796                           14,498
12/31/2014                  15,913                           14,587
 1/31/2015                  15,122                           14,004
 2/28/2015                  16,190                           14,681
 3/31/2015                  15,879                           14,482
 4/30/2015                  16,203                           14,617
 5/31/2015                  16,377                           14,793
 6/30/2015                  16,112                           14,497
 7/31/2015                  16,070                           14,561
 8/31/2015                  15,092                           13,694
 9/30/2015                  14,605                           13,280
10/31/2015                  15,796                           14,282
11/30/2015                  15,853                           14,337
12/31/2015                  15,357                           14,029
 1/31/2016                  14,311                           13,304
 2/29/2016                  14,336                           13,300
 3/31/2016                  15,377                           14,258
 4/30/2016                  15,793                           14,558
 5/31/2016                  16,003                           14,784
 6/30/2016                  15,987                           14,912
 7/31/2016                  16,536                           15,345
 8/31/2016                  16,727                           15,463
 9/30/2016                  16,808                           15,431
10/31/2016                  16,519                           15,192
11/30/2016                  17,815                           16,060
12/31/2016                  18,259                           16,461
 1/31/2017                  18,524                           16,578
 2/28/2017                  19,081                           17,174
 3/31/2017                  18,903                           16,999
 4/30/2017                  19,028                           16,967
 5/31/2017                  19,007                           16,951
 6/30/2017                  19,321                           17,228
 7/31/2017                  19,647                           17,457
 8/31/2017                  19,463                           17,253              Past performance is not predictive of
 9/30/2017                  20,212                           17,764              future performance.
10/31/2017                  20,503                           17,893              The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE          TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.11%        15.49%       7.44%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2017

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1      Russell 2000/R/ Value Index
              --------------------------      ---------------------------
 1/31/2008             $10,000                          $10,000
 2/29/2008               9,750                            9,603
 3/31/2008               9,821                            9,747
 4/30/2008              10,152                           10,056
 5/31/2008              10,613                           10,400
 6/30/2008               9,538                            9,402
 7/31/2008               9,790                            9,884
 8/31/2008              10,233                           10,353
 9/30/2008               9,575                            9,868
10/31/2008               7,504                            7,897
11/30/2008               6,525                            6,982
12/31/2008               6,946                            7,412
 1/31/2009               5,999                            6,353
 2/28/2009               5,204                            5,471
 3/31/2009               5,777                            5,956
 4/30/2009               6,902                            6,901
 5/31/2009               7,137                            7,051
 6/30/2009               7,107                            7,028
 7/31/2009               7,959                            7,841
 8/31/2009               8,379                            8,212
 9/30/2009               8,844                            8,624
10/31/2009               8,207                            8,051
11/30/2009               8,484                            8,308
12/31/2009               9,150                            8,937
 1/31/2010               8,943                            8,675
 2/28/2010               9,449                            9,077
 3/31/2010              10,229                            9,832
 4/30/2010              10,973                           10,520
 5/31/2010               9,981                            9,631
 6/30/2010               9,031                            8,790
 7/31/2010               9,735                            9,418
 8/31/2010               8,948                            8,710
 9/30/2010              10,044                            9,645
10/31/2010              10,417                           10,019
11/30/2010              10,840                           10,273
12/31/2010              11,805                           11,127
 1/31/2011              11,883                           11,133
 2/28/2011              12,550                           11,698
 3/31/2011              12,792                           11,861
 4/30/2011              12,998                           12,053
 5/31/2011              12,678                           11,837
 6/30/2011              12,397                           11,546
 7/31/2011              11,964                           11,165
 8/31/2011              10,763                           10,178
 9/30/2011               9,425                            9,067
10/31/2011              10,905                           10,373
11/30/2011              10,941                           10,353
12/31/2011              11,049                           10,515
 1/31/2012              11,719                           11,214
 2/29/2012              12,144                           11,380
 3/31/2012              12,369                           11,733
 4/30/2012              12,168                           11,564
 5/31/2012              11,260                           10,857
 6/30/2012              11,715                           11,380
 7/31/2012              11,657                           11,264
 8/31/2012              12,192                           11,612
 9/30/2012              12,577                           12,025
10/31/2012              12,505                           11,874
11/30/2012              12,715                           11,911
12/31/2012              13,155                           12,413
 1/31/2013              14,059                           13,152
 2/28/2013              14,291                           13,303
 3/31/2013              14,987                           13,856
 4/30/2013              14,840                           13,843
 5/31/2013              15,567                           14,257
 6/30/2013              15,460                           14,199
 7/31/2013              16,545                           15,111
 8/31/2013              15,941                           14,443
 9/30/2013              16,826                           15,277
10/31/2013              17,555                           15,773
11/30/2013              18,331                           16,389
12/31/2013              18,804                           16,698
 1/31/2014              17,913                           16,052
 2/28/2014              18,845                           16,787
 3/31/2014              19,217                           16,994
 4/30/2014              18,862                           16,557
 5/31/2014              19,044                           16,662
 6/30/2014              19,852                           17,399
 7/31/2014              18,859                           16,347
 8/31/2014              19,819                           17,058
 9/30/2014              18,629                           15,907
10/31/2014              19,217                           17,018
11/30/2014              19,110                           16,939
12/31/2014              19,348                           17,402
 1/31/2015              18,502                           16,678
 2/28/2015              19,828                           17,452
 3/31/2015              20,100                           17,747
 4/30/2015              19,891                           17,367
 5/31/2015              20,179                           17,511
 6/30/2015              20,105                           17,534
 7/31/2015              19,580                           17,051
 8/31/2015              18,783                           16,213
 9/30/2015              17,863                           15,652
10/31/2015              18,962                           16,528
11/30/2015              19,410                           16,998
12/31/2015              18,219                           16,102
 1/31/2016              16,984                           15,020
 2/29/2016              17,214                           15,123
 3/31/2016              18,680                           16,376
 4/30/2016              19,069                           16,723
 5/31/2016              19,189                           17,030
 6/30/2016              18,937                           17,082
 7/31/2016              19,874                           18,003
 8/31/2016              20,171                           18,451
 9/30/2016              20,355                           18,596
10/31/2016              19,760                           17,985
11/30/2016              22,465                           20,372
12/31/2016              23,085                           21,213
 1/31/2017              23,124                           21,062
 2/28/2017              23,364                           21,366
 3/31/2017              23,149                           21,186
 4/30/2017              23,014                           21,269
 5/31/2017              22,243                           20,607
 6/30/2017              23,000                           21,328
 7/31/2017              23,203                           21,462
 8/31/2017              22,555                           20,935              Past performance is not predictive of
 9/30/2017              24,203                           22,417              future performance.
10/31/2017              24,368                           22,447              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE          SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       INCEPTION             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                               23.32%      14.27%        9.57%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2017

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/30/2008                  $10,000                           $10,000
 7/31/2008                   10,260                            10,513
 8/31/2008                   10,720                            11,012
 9/30/2008                   10,038                            10,496
10/31/2008                    7,860                             8,399
11/30/2008                    6,836                             7,427
12/31/2008                    7,274                             7,883
 1/31/2009                    6,272                             6,757
 2/28/2009                    5,443                             5,819
 3/31/2009                    6,038                             6,335
 4/30/2009                    7,216                             7,341
 5/31/2009                    7,459                             7,499
 6/30/2009                    7,436                             7,476
 7/31/2009                    8,321                             8,340
 8/31/2009                    8,768                             8,735
 9/30/2009                    9,248                             9,173
10/31/2009                    8,585                             8,564
11/30/2009                    8,871                             8,836
12/31/2009                    9,568                             9,506
 1/31/2010                    9,343                             9,227
 2/28/2010                    9,865                             9,655
 3/31/2010                   10,685                            10,458
 4/30/2010                   11,453                            11,190
 5/31/2010                   10,419                            10,244
 6/30/2010                    9,434                             9,350
 7/31/2010                   10,161                            10,017
 8/31/2010                    9,341                             9,264
 9/30/2010                   10,484                            10,259
10/31/2010                   10,874                            10,656
11/30/2010                   11,306                            10,927
12/31/2010                   12,308                            11,835
 1/31/2011                   12,396                            11,841
 2/28/2011                   13,085                            12,443
 3/31/2011                   13,336                            12,615
 4/30/2011                   13,544                            12,820
 5/31/2011                   13,211                            12,591
 6/30/2011                   12,926                            12,281
 7/31/2011                   12,466                            11,875
 8/31/2011                   11,214                            10,826
 9/30/2011                    9,820                             9,644
10/31/2011                   11,364                            11,034
11/30/2011                   11,401                            11,011
12/31/2011                   11,510                            11,184
 1/31/2012                   12,209                            11,927
 2/29/2012                   12,644                            12,105
 3/31/2012                   12,877                            12,480
 4/30/2012                   12,667                            12,299
 5/31/2012                   11,721                            11,548
 6/30/2012                   12,189                            12,105
 7/31/2012                   12,129                            11,981
 8/31/2012                   12,686                            12,351
 9/30/2012                   13,082                            12,791
10/31/2012                   13,007                            12,630
11/30/2012                   13,225                            12,669
12/31/2012                   13,677                            13,203
 1/31/2013                   14,611                            13,989
 2/28/2013                   14,861                            14,149
 3/31/2013                   15,577                            14,738
 4/30/2013                   15,424                            14,724
 5/31/2013                   16,181                            15,164
 6/30/2013                   16,064                            15,102
 7/31/2013                   17,185                            16,073
 8/31/2013                   16,548                            15,362
 9/30/2013                   17,472                            16,249
10/31/2013                   18,223                            16,777
11/30/2013                   19,022                            17,432
12/31/2013                   19,515                            17,760
 1/31/2014                   18,587                            17,073
 2/28/2014                   19,549                            17,855
 3/31/2014                   19,932                            18,076
 4/30/2014                   19,563                            17,611
 5/31/2014                   19,752                            17,723
 6/30/2014                   20,586                            18,507
 7/31/2014                   19,553                            17,387
 8/31/2014                   20,551                            18,143
 9/30/2014                   19,315                            16,919
10/31/2014                   19,918                            18,101
11/30/2014                   19,798                            18,017
12/31/2014                   20,051                            18,509
 1/31/2015                   19,171                            17,739
 2/28/2015                   20,540                            18,563
 3/31/2015                   20,817                            18,876
 4/30/2015                   20,600                            18,473
 5/31/2015                   20,890                            18,626
 6/30/2015                   20,816                            18,650
 7/31/2015                   20,271                            18,136
 8/31/2015                   19,443                            17,245
 9/30/2015                   18,490                            16,648
10/31/2015                   19,621                            17,580
11/30/2015                   20,077                            18,080
12/31/2015                   18,856                            17,127
 1/31/2016                   17,574                            15,976
 2/29/2016                   17,804                            16,085
 3/31/2016                   19,327                            17,419
 4/30/2016                   19,721                            17,787
 5/31/2016                   19,846                            18,114
 6/30/2016                   19,587                            18,169
 7/31/2016                   20,550                            19,149
 8/31/2016                   20,848                            19,625
 9/30/2016                   21,041                            19,779
10/31/2016                   20,414                            19,129
11/30/2016                   23,212                            21,668
12/31/2016                   23,851                            22,563
 1/31/2017                   23,891                            22,402
 2/28/2017                   24,131                            22,726
 3/31/2017                   23,909                            22,534
 4/30/2017                   23,769                            22,623
 5/31/2017                   22,969                            21,918
 6/30/2017                   23,735                            22,685
 7/31/2017                   23,955                            22,828
 8/31/2017                   23,284                            22,267             Past performance is not predictive of
 9/30/2017                   24,973                            23,844             future performance.
10/31/2017                   25,143                            23,875             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE           SINCE                 redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        INCEPTION               Russell data copyright (C) Russell
          ----------------------------------------------------------------        Investment Group 1995-2017, all rights
                                23.17%       14.09%        10.38%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2007                  $10,000                          $10,000
11/30/2007                    9,287                            9,251
12/31/2007                    9,184                            9,173
 1/31/2008                    8,745                            8,796
 2/29/2008                    8,522                            8,447
 3/31/2008                    8,595                            8,574
 4/30/2008                    8,878                            8,845
 5/31/2008                    9,288                            9,148
 6/30/2008                    8,349                            8,270
 7/31/2008                    8,566                            8,694
 8/31/2008                    8,953                            9,107
 9/30/2008                    8,386                            8,680
10/31/2008                    6,568                            6,946
11/30/2008                    5,714                            6,142
12/31/2008                    6,081                            6,519
 1/31/2009                    5,246                            5,588
 2/28/2009                    4,556                            4,812
 3/31/2009                    5,053                            5,239
 4/30/2009                    6,038                            6,071
 5/31/2009                    6,246                            6,202
 6/30/2009                    6,225                            6,182
 7/31/2009                    6,967                            6,897
 8/31/2009                    7,341                            7,224
 9/30/2009                    7,749                            7,586
10/31/2009                    7,190                            7,082
11/30/2009                    7,430                            7,308
12/31/2009                    8,020                            7,861
 1/31/2010                    7,835                            7,631
 2/28/2010                    8,272                            7,984
 3/31/2010                    8,961                            8,649
 4/30/2010                    9,609                            9,254
 5/31/2010                    8,745                            8,472
 6/30/2010                    7,914                            7,732
 7/31/2010                    8,532                            8,284
 8/31/2010                    7,840                            7,661
 9/30/2010                    8,805                            8,484
10/31/2010                    9,132                            8,812
11/30/2010                    9,497                            9,036
12/31/2010                   10,347                            9,787
 1/31/2011                   10,415                            9,793
 2/28/2011                   11,006                           10,290
 3/31/2011                   11,218                           10,433
 4/30/2011                   11,392                           10,602
 5/31/2011                   11,112                           10,412
 6/30/2011                   10,873                           10,156
 7/31/2011                   10,493                            9,821
 8/31/2011                    9,440                            8,953
 9/30/2011                    8,268                            7,975
10/31/2011                    9,567                            9,125
11/30/2011                    9,598                            9,106
12/31/2011                    9,696                            9,249
 1/31/2012                   10,283                            9,864
 2/29/2012                   10,656                           10,010
 3/31/2012                   10,857                           10,321
 4/30/2012                   10,680                           10,172
 5/31/2012                    9,883                            9,550
 6/30/2012                   10,285                           10,010
 7/31/2012                   10,234                            9,908
 8/31/2012                   10,704                           10,214
 9/30/2012                   11,045                           10,578
10/31/2012                   10,981                           10,445
11/30/2012                   11,165                           10,477
12/31/2012                   11,556                           10,918
 1/31/2013                   12,344                           11,569
 2/28/2013                   12,555                           11,701
 3/31/2013                   13,166                           12,188
 4/30/2013                   13,037                           12,177
 5/31/2013                   13,682                           12,540
 6/30/2013                   13,585                           12,490
 7/31/2013                   14,538                           13,292
 8/31/2013                   14,000                           12,704
 9/30/2013                   14,783                           13,438
10/31/2013                   15,417                           13,874
11/30/2013                   16,106                           14,416
12/31/2013                   16,528                           14,688
 1/31/2014                   15,744                           14,119
 2/28/2014                   16,557                           14,766
 3/31/2014                   16,887                           14,949
 4/30/2014                   16,582                           14,564
 5/31/2014                   16,741                           14,656
 6/30/2014                   17,449                           15,305
 7/31/2014                   16,583                           14,379
 8/31/2014                   17,427                           15,004
 9/30/2014                   16,384                           13,992
10/31/2014                   16,895                           14,969
11/30/2014                   16,807                           14,900
12/31/2014                   17,014                           15,307
 1/31/2015                   16,277                           14,670
 2/28/2015                   17,444                           15,351
 3/31/2015                   17,680                           15,610
 4/30/2015                   17,503                           15,277
 5/31/2015                   17,757                           15,403
 6/30/2015                   17,689                           15,423
 7/31/2015                   17,233                           14,998
 8/31/2015                   16,531                           14,261
 9/30/2015                   15,725                           13,768
10/31/2015                   16,693                           14,539
11/30/2015                   17,088                           14,952
12/31/2015                   16,041                           14,164
 1/31/2016                   14,952                           13,212
 2/29/2016                   15,163                           13,302
 3/31/2016                   16,450                           14,405
 4/30/2016                   16,792                           14,710
 5/31/2016                   16,906                           14,980
 6/30/2016                   16,681                           15,025
 7/31/2016                   17,506                           15,836
 8/31/2016                   17,767                           16,229
 9/30/2016                   17,934                           16,357
10/31/2016                   17,410                           15,820
11/30/2016                   19,793                           17,920
12/31/2016                   20,350                           18,659
 1/31/2017                   20,384                           18,526
 2/28/2017                   20,587                           18,794
 3/31/2017                   20,401                           18,635
 4/30/2017                   20,291                           18,709
 5/31/2017                   19,611                           18,126
 6/30/2017                   20,275                           18,760
 7/31/2017                   20,462                           18,879
 8/31/2017                   19,891                           18,415               Past performance is not predictive of
 9/30/2017                   21,341                           19,719               future performance.
10/31/2017                   21,494                           19,745               The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  23.46%        14.38%        7.95%                reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


              U.S. Small Cap Value Portfolio     Russell 2000/R/ Value Index
             --------------------------------   -----------------------------
10/31/2007                $10,000                          $10,000
11/30/2007                  9,128                            9,251
12/31/2007                  9,018                            9,173
 1/31/2008                  8,663                            8,796
 2/29/2008                  8,417                            8,447
 3/31/2008                  8,488                            8,574
 4/30/2008                  8,629                            8,845
 5/31/2008                  8,986                            9,148
 6/30/2008                  8,078                            8,270
 7/31/2008                  8,245                            8,694
 8/31/2008                  8,587                            9,107
 9/30/2008                  7,995                            8,680
10/31/2008                  6,225                            6,946
11/30/2008                  5,417                            6,142
12/31/2008                  5,701                            6,519
 1/31/2009                  4,887                            5,588
 2/28/2009                  4,266                            4,812
 3/31/2009                  4,710                            5,239
 4/30/2009                  5,635                            6,071
 5/31/2009                  5,817                            6,202
 6/30/2009                  5,837                            6,182
 7/31/2009                  6,622                            6,897
 8/31/2009                  6,962                            7,224
 9/30/2009                  7,403                            7,586
10/31/2009                  6,846                            7,082
11/30/2009                  7,059                            7,308
12/31/2009                  7,618                            7,861
 1/31/2010                  7,377                            7,631
 2/28/2010                  7,831                            7,984
 3/31/2010                  8,525                            8,649
 4/30/2010                  9,216                            9,254
 5/31/2010                  8,304                            8,472
 6/30/2010                  7,461                            7,732
 7/31/2010                  8,110                            8,284
 8/31/2010                  7,430                            7,661
 9/30/2010                  8,391                            8,484
10/31/2010                  8,741                            8,812
11/30/2010                  9,134                            9,036
12/31/2010                  9,972                            9,787
 1/31/2011                 10,003                            9,793
 2/28/2011                 10,631                           10,290
 3/31/2011                 10,849                           10,433
 4/30/2011                 10,986                           10,602
 5/31/2011                 10,642                           10,412
 6/30/2011                 10,450                           10,156
 7/31/2011                 10,149                            9,821
 8/31/2011                  9,076                            8,953
 9/30/2011                  7,934                            7,975
10/31/2011                  9,190                            9,125
11/30/2011                  9,127                            9,106
12/31/2011                  9,219                            9,249
 1/31/2012                  9,904                            9,864
 2/29/2012                 10,218                           10,010
 3/31/2012                 10,453                           10,321
 4/30/2012                 10,286                           10,172
 5/31/2012                  9,554                            9,550
 6/30/2012                  9,972                           10,010
 7/31/2012                  9,948                            9,908
 8/31/2012                 10,368                           10,214
 9/30/2012                 10,711                           10,578
10/31/2012                 10,623                           10,445
11/30/2012                 10,819                           10,477
12/31/2012                 11,222                           10,918
 1/31/2013                 11,958                           11,569
 2/28/2013                 12,168                           11,701
 3/31/2013                 12,765                           12,188
 4/30/2013                 12,624                           12,177
 5/31/2013                 13,305                           12,540
 6/30/2013                 13,211                           12,490
 7/31/2013                 14,181                           13,292
 8/31/2013                 13,589                           12,704
 9/30/2013                 14,301                           13,438
10/31/2013                 14,804                           13,874
11/30/2013                 15,555                           14,416
12/31/2013                 15,978                           14,688
 1/31/2014                 15,157                           14,119
 2/28/2014                 15,983                           14,766
 3/31/2014                 16,172                           14,949
 4/30/2014                 15,861                           14,564
 5/31/2014                 15,992                           14,656
 6/30/2014                 16,701                           15,305
 7/31/2014                 15,739                           14,379
 8/31/2014                 16,656                           15,004
 9/30/2014                 15,494                           13,992
10/31/2014                 16,209                           14,969
11/30/2014                 16,164                           14,900
12/31/2014                 16,534                           15,307
 1/31/2015                 15,716                           14,670
 2/28/2015                 16,643                           15,351
 3/31/2015                 16,939                           15,610
 4/30/2015                 16,712                           15,277
 5/31/2015                 16,939                           15,403
 6/30/2015                 16,947                           15,423
 7/31/2015                 16,326                           14,998
 8/31/2015                 15,667                           14,261
 9/30/2015                 14,961                           13,768
10/31/2015                 15,751                           14,539
11/30/2015                 16,251                           14,952
12/31/2015                 15,243                           14,164
 1/31/2016                 14,148                           13,212
 2/29/2016                 14,313                           13,302
 3/31/2016                 15,568                           14,405
 4/30/2016                 15,848                           14,710
 5/31/2016                 15,923                           14,980
 6/30/2016                 15,739                           15,025
 7/31/2016                 16,502                           15,836
 8/31/2016                 16,789                           16,229
 9/30/2016                 16,991                           16,357
10/31/2016                 16,459                           15,820
11/30/2016                 18,906                           17,920
12/31/2016                 19,551                           18,659
 1/31/2017                 19,446                           18,526
 2/28/2017                 19,509                           18,794
 3/31/2017                 19,287                           18,635
 4/30/2017                 19,376                           18,709
 5/31/2017                 18,696                           18,126
 6/30/2017                 19,180                           18,760
 7/31/2017                 19,326                           18,879
 8/31/2017                 18,834                           18,415               Past performance is not predictive of
 9/30/2017                 20,325                           19,719               future performance.
10/31/2017                 20,519                           19,745               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE          TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.67%        14.07%       7.45%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/31/2007              $10,000                       $10,000
11/30/2007                9,483                         9,550
12/31/2007                9,426                         9,492
 1/31/2008                8,888                         8,917
 2/29/2008                8,623                         8,640
 3/31/2008                8,561                         8,589
 4/30/2008                8,988                         9,018
 5/31/2008                9,222                         9,203
 6/30/2008                8,432                         8,443
 7/31/2008                8,432                         8,376
 8/31/2008                8,618                         8,506
 9/30/2008                7,819                         7,706
10/31/2008                6,368                         6,340
11/30/2008                5,829                         5,839
12/31/2008                5,983                         5,951
 1/31/2009                5,442                         5,451
 2/28/2009                4,860                         4,880
 3/31/2009                5,307                         5,308
 4/30/2009                5,950                         5,866
 5/31/2009                6,230                         6,179
 6/30/2009                6,258                         6,200
 7/31/2009                6,787                         6,683
 8/31/2009                7,036                         6,922
 9/30/2009                7,369                         7,212
10/31/2009                7,109                         7,026
11/30/2009                7,467                         7,426
12/31/2009                7,768                         7,637
 1/31/2010                7,517                         7,362
 2/28/2010                7,810                         7,612
 3/31/2010                8,329                         8,091
 4/30/2010                8,588                         8,266
 5/31/2010                7,910                         7,613
 6/30/2010                7,401                         7,175
 7/31/2010                7,930                         7,673
 8/31/2010                7,502                         7,312
 9/30/2010                8,267                         8,003
10/31/2010                8,587                         8,315
11/30/2010                8,697                         8,363
12/31/2010                9,330                         8,930
 1/31/2011                9,517                         9,125
 2/28/2011                9,898                         9,458
 3/31/2011               10,003                         9,500
 4/30/2011               10,275                         9,783
 5/31/2011               10,130                         9,671
 6/30/2011                9,943                         9,498
 7/31/2011                9,662                         9,280
 8/31/2011                8,988                         8,723
 9/30/2011                8,201                         8,047
10/31/2011                9,229                         8,973
11/30/2011                9,212                         8,948
12/31/2011                9,271                         9,022
 1/31/2012                9,770                         9,477
 2/29/2012               10,193                         9,878
 3/31/2012               10,463                        10,183
 4/30/2012               10,359                        10,116
 5/31/2012                9,677                         9,491
 6/30/2012               10,035                         9,862
 7/31/2012               10,105                         9,960
 8/31/2012               10,399                        10,209
 9/30/2012               10,695                        10,477
10/31/2012               10,547                        10,296
11/30/2012               10,661                        10,376
12/31/2012               10,839                        10,503
 1/31/2013               11,497                        11,079
 2/28/2013               11,637                        11,226
 3/31/2013               12,114                        11,666
 4/30/2013               12,246                        11,857
 5/31/2013               12,651                        12,137
 6/30/2013               12,523                        11,979
 7/31/2013               13,248                        12,636
 8/31/2013               12,877                        12,283
 9/30/2013               13,407                        12,740
10/31/2013               13,957                        13,281
11/30/2013               14,409                        13,666
12/31/2013               14,806                        14,027
 1/31/2014               14,296                        13,584
 2/28/2014               14,985                        14,228
 3/31/2014               15,105                        14,303
 4/30/2014               15,069                        14,321
 5/31/2014               15,366                        14,633
 6/30/2014               15,810                        15,000
 7/31/2014               15,404                        14,704
 8/31/2014               16,062                        15,321
 9/30/2014               15,622                        15,002
10/31/2014               16,011                        15,415
11/30/2014               16,345                        15,788
12/31/2014               16,364                        15,788
 1/31/2015               15,852                        15,349
 2/28/2015               16,839                        16,237
 3/31/2015               16,729                        16,072
 4/30/2015               16,775                        16,145
 5/31/2015               16,995                        16,368
 6/30/2015               16,747                        16,094
 7/31/2015               16,858                        16,364
 8/31/2015               15,910                        15,376
 9/30/2015               15,388                        14,928
10/31/2015               16,533                        16,107
11/30/2015               16,644                        16,196
12/31/2015               16,143                        15,864
 1/31/2016               15,194                        14,969
 2/29/2016               15,288                        14,964
 3/31/2016               16,389                        16,017
 4/30/2016               16,502                        16,117
 5/31/2016               16,757                        16,405
 6/30/2016               16,708                        16,439
 7/31/2016               17,391                        17,091
 8/31/2016               17,496                        17,135
 9/30/2016               17,531                        17,162
10/31/2016               17,141                        16,790
11/30/2016               18,188                        17,542
12/31/2016               18,532                        17,884
 1/31/2017               18,859                        18,221
 2/28/2017               19,474                        18,898
 3/31/2017               19,487                        18,911
 4/30/2017               19,661                        19,112
 5/31/2017               19,767                        19,307
 6/30/2017               19,992                        19,481
 7/31/2017               20,331                        19,849
 8/31/2017               20,292                        19,887            Past performance is not predictive of
 9/30/2017               20,956                        20,372            future performance.
10/31/2017               21,414                        20,816            The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2017, all rights
                               24.93%      15.22%      7.91%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2007               $10,000                        $10,000
11/30/2007                 9,429                          9,550
12/31/2007                 9,347                          9,492
 1/31/2008                 8,866                          8,917
 2/29/2008                 8,585                          8,640
 3/31/2008                 8,499                          8,589
 4/30/2008                 8,925                          9,018
 5/31/2008                 9,175                          9,203
 6/30/2008                 8,345                          8,443
 7/31/2008                 8,369                          8,376
 8/31/2008                 8,555                          8,506
 9/30/2008                 7,783                          7,706
10/31/2008                 6,302                          6,340
11/30/2008                 5,732                          5,839
12/31/2008                 5,902                          5,951
 1/31/2009                 5,287                          5,451
 2/28/2009                 4,672                          4,880
 3/31/2009                 5,132                          5,308
 4/30/2009                 5,848                          5,866
 5/31/2009                 6,128                          6,179
 6/30/2009                 6,120                          6,200
 7/31/2009                 6,674                          6,683
 8/31/2009                 6,947                          6,922
 9/30/2009                 7,294                          7,212
10/31/2009                 6,974                          7,026
11/30/2009                 7,290                          7,426
12/31/2009                 7,622                          7,637
 1/31/2010                 7,388                          7,362
 2/28/2010                 7,697                          7,612
 3/31/2010                 8,247                          8,091
 4/30/2010                 8,548                          8,266
 5/31/2010                 7,871                          7,613
 6/30/2010                 7,317                          7,175
 7/31/2010                 7,854                          7,673
 8/31/2010                 7,384                          7,312
 9/30/2010                 8,165                          8,003
10/31/2010                 8,468                          8,315
11/30/2010                 8,602                          8,363
12/31/2010                 9,285                          8,930
 1/31/2011                 9,462                          9,125
 2/28/2011                 9,886                          9,458
 3/31/2011                10,005                          9,500
 4/30/2011                10,234                          9,783
 5/31/2011                10,073                          9,671
 6/30/2011                 9,875                          9,498
 7/31/2011                 9,543                          9,280
 8/31/2011                 8,820                          8,723
 9/30/2011                 7,983                          8,047
10/31/2011                 9,059                          8,973
11/30/2011                 9,025                          8,948
12/31/2011                 9,090                          9,022
 1/31/2012                 9,597                          9,477
 2/29/2012                10,009                          9,878
 3/31/2012                10,250                         10,183
 4/30/2012                10,147                         10,116
 5/31/2012                 9,451                          9,491
 6/30/2012                 9,824                          9,862
 7/31/2012                 9,875                          9,960
 8/31/2012                10,186                         10,209
 9/30/2012                10,496                         10,477
10/31/2012                10,401                         10,296
11/30/2012                10,496                         10,376
12/31/2012                10,733                         10,503
 1/31/2013                11,412                         11,079
 2/28/2013                11,553                         11,226
 3/31/2013                12,038                         11,666
 4/30/2013                12,126                         11,857
 5/31/2013                12,586                         12,137
 6/30/2013                12,466                         11,979
 7/31/2013                13,219                         12,636
 8/31/2013                12,811                         12,283
 9/30/2013                13,359                         12,740
10/31/2013                13,901                         13,281
11/30/2013                14,373                         13,666
12/31/2013                14,786                         14,027
 1/31/2014                14,235                         13,584
 2/28/2014                14,904                         14,228
 3/31/2014                15,077                         14,303
 4/30/2014                15,004                         14,321
 5/31/2014                15,267                         14,633
 6/30/2014                15,750                         15,000
 7/31/2014                15,314                         14,704
 8/31/2014                15,950                         15,321
 9/30/2014                15,443                         15,002
10/31/2014                15,817                         15,415
11/30/2014                16,100                         15,788
12/31/2014                16,164                         15,788
 1/31/2015                15,582                         15,349
 2/28/2015                16,589                         16,237
 3/31/2015                16,510                         16,072
 4/30/2015                16,547                         16,145
 5/31/2015                16,760                         16,368
 6/30/2015                16,536                         16,094
 7/31/2015                16,508                         16,364
 8/31/2015                15,588                         15,376
 9/30/2015                15,028                         14,928
10/31/2015                16,121                         16,107
11/30/2015                16,252                         16,196
12/31/2015                15,668                         15,864
 1/31/2016                14,709                         14,969
 2/29/2016                14,815                         14,964
 3/31/2016                15,894                         16,017
 4/30/2016                16,049                         16,117
 5/31/2016                16,299                         16,405
 6/30/2016                16,216                         16,439
 7/31/2016                16,883                         17,091
 8/31/2016                17,028                         17,135
 9/30/2016                17,069                         17,162
10/31/2016                16,681                         16,790
11/30/2016                17,903                         17,542
12/31/2016                18,265                         17,884
 1/31/2017                18,539                         18,221
 2/28/2017                19,060                         18,898
 3/31/2017                19,018                         18,911
 4/30/2017                19,166                         19,112
 5/31/2017                19,137                         19,307
 6/30/2017                19,427                         19,481
 7/31/2017                19,734                         19,849
 8/31/2017                19,595                         19,887              Past performance is not predictive of
 9/30/2017                20,366                         20,372              future performance.
10/31/2017                20,743                         20,816              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                                24.36%       14.81%       7.57%              reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2007                $10,000                       $10,000
11/30/2007                  9,351                         9,550
12/31/2007                  9,247                         9,492
 1/31/2008                  8,809                         8,917
 2/29/2008                  8,512                         8,640
 3/31/2008                  8,477                         8,589
 4/30/2008                  8,858                         9,018
 5/31/2008                  9,156                         9,203
 6/30/2008                  8,281                         8,443
 7/31/2008                  8,348                         8,376
 8/31/2008                  8,588                         8,506
 9/30/2008                  7,864                         7,706
10/31/2008                  6,238                         6,340
11/30/2008                  5,554                         5,839
12/31/2008                  5,809                         5,951
 1/31/2009                  5,102                         5,451
 2/28/2009                  4,462                         4,880
 3/31/2009                  4,912                         5,308
 4/30/2009                  5,706                         5,866
 5/31/2009                  5,951                         6,179
 6/30/2009                  5,954                         6,200
 7/31/2009                  6,565                         6,683
 8/31/2009                  6,870                         6,922
 9/30/2009                  7,229                         7,212
10/31/2009                  6,829                         7,026
11/30/2009                  7,084                         7,426
12/31/2009                  7,506                         7,637
 1/31/2010                  7,293                         7,362
 2/28/2010                  7,651                         7,612
 3/31/2010                  8,225                         8,091
 4/30/2010                  8,644                         8,266
 5/31/2010                  7,952                         7,613
 6/30/2010                  7,335                         7,175
 7/31/2010                  7,875                         7,673
 8/31/2010                  7,335                         7,312
 9/30/2010                  8,143                         8,003
10/31/2010                  8,444                         8,315
11/30/2010                  8,650                         8,363
12/31/2010                  9,391                         8,930
 1/31/2011                  9,521                         9,125
 2/28/2011                 10,005                         9,458
 3/31/2011                 10,171                         9,500
 4/30/2011                 10,378                         9,783
 5/31/2011                 10,180                         9,671
 6/30/2011                  9,961                         9,498
 7/31/2011                  9,597                         9,280
 8/31/2011                  8,756                         8,723
 9/30/2011                  7,808                         8,047
10/31/2011                  8,939                         8,973
11/30/2011                  8,895                         8,948
12/31/2011                  8,963                         9,022
 1/31/2012                  9,514                         9,477
 2/29/2012                  9,907                         9,878
 3/31/2012                 10,145                        10,183
 4/30/2012                  9,997                        10,116
 5/31/2012                  9,270                         9,491
 6/30/2012                  9,636                         9,862
 7/31/2012                  9,619                         9,960
 8/31/2012                  9,970                        10,209
 9/30/2012                 10,292                        10,477
10/31/2012                 10,239                        10,296
11/30/2012                 10,363                        10,376
12/31/2012                 10,663                        10,503
 1/31/2013                 11,402                        11,079
 2/28/2013                 11,526                        11,226
 3/31/2013                 12,042                        11,666
 4/30/2013                 12,033                        11,857
 5/31/2013                 12,559                        12,137
 6/30/2013                 12,455                        11,979
 7/31/2013                 13,260                        12,636
 8/31/2013                 12,830                        12,283
 9/30/2013                 13,460                        12,740
10/31/2013                 14,007                        13,281
11/30/2013                 14,545                        13,666
12/31/2013                 14,951                        14,027
 1/31/2014                 14,339                        13,584
 2/28/2014                 15,005                        14,228
 3/31/2014                 15,205                        14,303
 4/30/2014                 15,031                        14,321
 5/31/2014                 15,251                        14,633
 6/30/2014                 15,830                        15,000
 7/31/2014                 15,252                        14,704
 8/31/2014                 15,931                        15,321
 9/30/2014                 15,243                        15,002
10/31/2014                 15,675                        15,415
11/30/2014                 15,777                        15,788
12/31/2014                 15,924                        15,788
 1/31/2015                 15,227                        15,349
 2/28/2015                 16,259                        16,237
 3/31/2015                 16,292                        16,072
 4/30/2015                 16,254                        16,145
 5/31/2015                 16,445                        16,368
 6/30/2015                 16,347                        16,094
 7/31/2015                 16,136                        16,364
 8/31/2015                 15,319                        15,376
 9/30/2015                 14,683                        14,928
10/31/2015                 15,648                        16,107
11/30/2015                 15,879                        16,196
12/31/2015                 15,123                        15,864
 1/31/2016                 14,070                        14,969
 2/29/2016                 14,190                        14,964
 3/31/2016                 15,298                        16,017
 4/30/2016                 15,560                        16,117
 5/31/2016                 15,741                        16,405
 6/30/2016                 15,589                        16,439
 7/31/2016                 16,297                        17,091
 8/31/2016                 16,509                        17,135
 9/30/2016                 16,577                        17,162
10/31/2016                 16,161                        16,790
11/30/2016                 17,835                        17,542
12/31/2016                 18,301                        17,884
 1/31/2017                 18,467                        18,221
 2/28/2017                 18,822                        18,898
 3/31/2017                 18,730                        18,911
 4/30/2017                 18,814                        19,112
 5/31/2017                 18,511                        19,307
 6/30/2017                 18,937                        19,481
 7/31/2017                 19,188                        19,849
 8/31/2017                 18,863                        19,887              Past performance is not predictive of
 9/30/2017                 19,905                        20,372              future performance.
10/31/2017                 20,158                        20,816              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                                24.73%       14.51%       7.26%              reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                   U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/31/2007                 $10,000                        $10,000
11/30/2007                   9,256                          9,282
12/31/2007                   9,237                          9,276
 1/31/2008                   8,598                          8,644
 2/29/2008                   8,321                          8,323
 3/31/2008                   8,351                          8,358
 4/30/2008                   8,614                          8,708
 5/31/2008                   9,025                          9,108
 6/30/2008                   8,217                          8,407
 7/31/2008                   8,476                          8,718
 8/31/2008                   8,783                          9,033
 9/30/2008                   8,080                          8,313
10/31/2008                   6,417                          6,584
11/30/2008                   5,634                          5,805
12/31/2008                   5,911                          6,142
 1/31/2009                   5,257                          5,459
 2/28/2009                   4,622                          4,796
 3/31/2009                   5,098                          5,224
 4/30/2009                   6,044                          6,031
 5/31/2009                   6,258                          6,213
 6/30/2009                   6,420                          6,304
 7/31/2009                   7,087                          6,911
 8/31/2009                   7,340                          7,109
 9/30/2009                   7,798                          7,520
10/31/2009                   7,257                          7,009
11/30/2009                   7,442                          7,229
12/31/2009                   8,059                          7,811
 1/31/2010                   7,814                          7,523
 2/28/2010                   8,196                          7,862
 3/31/2010                   8,867                          8,502
 4/30/2010                   9,469                          8,983
 5/31/2010                   8,730                          8,302
 6/30/2010                   8,032                          7,659
 7/31/2010                   8,610                          8,185
 8/31/2010                   7,954                          7,579
 9/30/2010                   8,992                          8,523
10/31/2010                   9,360                          8,872
11/30/2010                   9,753                          9,180
12/31/2010                  10,533                          9,909
 1/31/2011                  10,543                          9,883
 2/28/2011                  11,134                         10,425
 3/31/2011                  11,453                         10,695
 4/30/2011                  11,724                         10,978
 5/31/2011                  11,488                         10,772
 6/30/2011                  11,304                         10,523
 7/31/2011                  10,909                         10,143
 8/31/2011                   9,930                          9,261
 9/30/2011                   8,827                          8,222
10/31/2011                  10,180                          9,467
11/30/2011                  10,145                          9,432
12/31/2011                  10,201                          9,495
 1/31/2012                  10,887                         10,166
 2/29/2012                  11,200                         10,409
 3/31/2012                  11,493                         10,676
 4/30/2012                  11,334                         10,511
 5/31/2012                  10,598                          9,815
 6/30/2012                  11,045                         10,305
 7/31/2012                  10,955                         10,162
 8/31/2012                  11,340                         10,501
 9/30/2012                  11,710                         10,846
10/31/2012                  11,565                         10,611
11/30/2012                  11,700                         10,667
12/31/2012                  12,077                         11,047
 1/31/2013                  12,834                         11,739
 2/28/2013                  12,962                         11,868
 3/31/2013                  13,588                         12,416
 4/30/2013                  13,476                         12,370
 5/31/2013                  14,169                         12,865
 6/30/2013                  14,153                         12,799
 7/31/2013                  15,173                         13,695
 8/31/2013                  14,660                         13,260
 9/30/2013                  15,569                         14,106
10/31/2013                  16,078                         14,461
11/30/2013                  16,833                         15,040
12/31/2013                  17,175                         15,336
 1/31/2014                  16,471                         14,911
 2/28/2014                  17,225                         15,614
 3/31/2014                  17,317                         15,507
 4/30/2014                  16,807                         14,906
 5/31/2014                  16,901                         15,026
 6/30/2014                  17,704                         15,825
 7/31/2014                  16,643                         14,867
 8/31/2014                  17,432                         15,604
 9/30/2014                  16,492                         14,660
10/31/2014                  17,472                         15,627
11/30/2014                  17,533                         15,641
12/31/2014                  17,937                         16,086
 1/31/2015                  17,194                         15,569
 2/28/2015                  18,329                         16,493
 3/31/2015                  18,653                         16,781
 4/30/2015                  18,220                         16,353
 5/31/2015                  18,538                         16,726
 6/30/2015                  18,725                         16,851
 7/31/2015                  18,488                         16,655
 8/31/2015                  17,562                         15,609
 9/30/2015                  16,890                         14,843
10/31/2015                  17,881                         15,679
11/30/2015                  18,334                         16,189
12/31/2015                  17,348                         15,376
 1/31/2016                  16,247                         14,024
 2/29/2016                  16,418                         14,024
 3/31/2016                  17,667                         15,143
 4/30/2016                  17,832                         15,381
 5/31/2016                  18,059                         15,727
 6/30/2016                  17,966                         15,717
 7/31/2016                  18,864                         16,656
 8/31/2016                  19,147                         16,950
 9/30/2016                  19,224                         17,139
10/31/2016                  18,577                         16,324
11/30/2016                  20,820                         18,144
12/31/2016                  21,429                         18,653
 1/31/2017                  21,429                         18,726
 2/28/2017                  21,682                         19,088
 3/31/2017                  21,640                         19,113
 4/30/2017                  21,831                         19,322
 5/31/2017                  21,285                         18,929
 6/30/2017                  21,839                         19,584
 7/31/2017                  22,011                         19,729
 8/31/2017                  21,502                         19,478             Past performance is not predictive of
 9/30/2017                  23,024                         20,694             future performance.
10/31/2017                  23,260                         20,870             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          ------------------------------------------------------------        Investment Group 1995-2017, all rights
                                25.21%       15.00%       8.81%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                             [CHART]

                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/31/2007                 $10,000                         $10,000
11/30/2007                   9,158                           9,282
12/31/2007                   9,153                           9,276
 1/31/2008                   8,453                           8,644
 2/29/2008                   8,188                           8,323
 3/31/2008                   8,214                           8,358
 4/30/2008                   8,384                           8,708
 5/31/2008                   8,717                           9,108
 6/30/2008                   7,928                           8,407
 7/31/2008                   8,283                           8,718
 8/31/2008                   8,563                           9,033
 9/30/2008                   7,932                           8,313
10/31/2008                   6,289                           6,584
11/30/2008                   5,482                           5,805
12/31/2008                   5,792                           6,142
 1/31/2009                   5,102                           5,459
 2/28/2009                   4,433                           4,796
 3/31/2009                   4,858                           5,224
 4/30/2009                   5,702                           6,031
 5/31/2009                   5,898                           6,213
 6/30/2009                   6,060                           6,304
 7/31/2009                   6,655                           6,911
 8/31/2009                   6,837                           7,109
 9/30/2009                   7,231                           7,520
10/31/2009                   6,705                           7,009
11/30/2009                   6,824                           7,229
12/31/2009                   7,417                           7,811
 1/31/2010                   7,200                           7,523
 2/28/2010                   7,516                           7,862
 3/31/2010                   8,123                           8,502
 4/30/2010                   8,713                           8,983
 5/31/2010                   8,067                           8,302
 6/30/2010                   7,483                           7,659
 7/31/2010                   8,018                           8,185
 8/31/2010                   7,378                           7,579
 9/30/2010                   8,275                           8,523
10/31/2010                   8,634                           8,872
11/30/2010                   9,001                           9,180
12/31/2010                   9,738                           9,909
 1/31/2011                   9,632                           9,883
 2/28/2011                  10,198                          10,425
 3/31/2011                  10,529                          10,695
 4/30/2011                  10,706                          10,978
 5/31/2011                  10,500                          10,772
 6/30/2011                  10,274                          10,523
 7/31/2011                   9,998                          10,143
 8/31/2011                   9,105                           9,261
 9/30/2011                   8,142                           8,222
10/31/2011                   9,398                           9,467
11/30/2011                   9,341                           9,432
12/31/2011                   9,421                           9,495
 1/31/2012                  10,077                          10,166
 2/29/2012                  10,269                          10,409
 3/31/2012                  10,576                          10,676
 4/30/2012                  10,426                          10,511
 5/31/2012                   9,699                           9,815
 6/30/2012                  10,196                          10,305
 7/31/2012                  10,103                          10,162
 8/31/2012                  10,418                          10,501
 9/30/2012                  10,854                          10,846
10/31/2012                  10,632                          10,611
11/30/2012                  10,733                          10,667
12/31/2012                  11,140                          11,047
 1/31/2013                  11,773                          11,739
 2/28/2013                  11,903                          11,868
 3/31/2013                  12,483                          12,416
 4/30/2013                  12,384                          12,370
 5/31/2013                  13,025                          12,865
 6/30/2013                  13,084                          12,799
 7/31/2013                  14,054                          13,695
 8/31/2013                  13,565                          13,260
 9/30/2013                  14,522                          14,106
10/31/2013                  15,027                          14,461
11/30/2013                  15,861                          15,040
12/31/2013                  16,160                          15,336
 1/31/2014                  15,445                          14,911
 2/28/2014                  16,096                          15,614
 3/31/2014                  16,253                          15,507
 4/30/2014                  15,698                          14,906
 5/31/2014                  15,714                          15,026
 6/30/2014                  16,396                          15,825
 7/31/2014                  15,438                          14,867
 8/31/2014                  16,138                          15,604
 9/30/2014                  15,219                          14,660
10/31/2014                  16,211                          15,627
11/30/2014                  16,090                          15,641
12/31/2014                  16,633                          16,086
 1/31/2015                  15,817                          15,569
 2/28/2015                  16,770                          16,493
 3/31/2015                  17,153                          16,781
 4/30/2015                  16,818                          16,353
 5/31/2015                  17,050                          16,726
 6/30/2015                  17,327                          16,851
 7/31/2015                  16,905                          16,655
 8/31/2015                  16,156                          15,609
 9/30/2015                  15,459                          14,843
10/31/2015                  16,391                          15,679
11/30/2015                  16,857                          16,189
12/31/2015                  16,030                          15,376
 1/31/2016                  14,941                          14,024
 2/29/2016                  15,105                          14,024
 3/31/2016                  16,174                          15,143
 4/30/2016                  16,349                          15,381
 5/31/2016                  16,523                          15,727
 6/30/2016                  16,494                          15,717
 7/31/2016                  17,322                          16,656
 8/31/2016                  17,597                          16,950
 9/30/2016                  17,725                          17,139
10/31/2016                  17,099                          16,324
11/30/2016                  19,353                          18,144
12/31/2016                  20,139                          18,653
 1/31/2017                  19,850                          18,726
 2/28/2017                  19,984                          19,088
 3/31/2017                  20,018                          19,113
 4/30/2017                  20,337                          19,322
 5/31/2017                  19,728                          18,929
 6/30/2017                  20,462                          19,584
 7/31/2017                  20,558                          19,729            Past performance is not predictive of
 8/31/2017                  20,113                          19,478            future performance.
 9/30/2017                  21,801                          20,694            The returns shown do not reflect the
10/31/2017                  22,043                          20,870            deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          ------------------------------------------------------------        Investment Group 1995-2017, all rights
                                28.91%       15.70%       8.22%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
MAY 16, 2017-OCTOBER 31, 2017

                                      [CHART]


                    U.S. High Relative
                  Profitability Portfolio   Russell 1000/R/ Index
                 ------------------------    -------------------
        5/16/17          $10,000                  $10,000
        5/31/17           10,210                   10,054
        6/30/17           10,186                   10,124
        7/31/17           10,376                   10,325
        8/31/17           10,436                   10,357
        9/30/17           10,703                   10,578
       10/31/17           10,984                   10,820
                                                                     Past performance is not predictive of
                                                                     future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
            AVERAGE ANNUAL                       SINCE               redemption of fund shares.
            TOTAL RETURN                       INCEPTION             Russell data copyright (C) Russell
            --------------------------------------------------       Investment Group 1995-2017, all rights
                                                 9.84%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

             DFA REAL ESTATE SECURITIES PORTFOLIO VS.
             S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
             OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/31/2007          $10,000                $10,000              $10,000
11/30/2007            8,980                  9,582                9,028
12/31/2007            8,454                  9,515                8,548
 1/31/2008            8,458                  8,944                8,507
 2/29/2008            8,136                  8,654                8,186
 3/31/2008            8,648                  8,616                8,730
 4/30/2008            9,158                  9,036                9,269
 5/31/2008            9,176                  9,154                9,289
 6/30/2008            8,169                  8,382                8,260
 7/31/2008            8,405                  8,311                8,499
 8/31/2008            8,613                  8,432                8,691
 9/30/2008            8,595                  7,680                8,655
10/31/2008            5,885                  6,390                5,852
11/30/2008            4,523                  5,932                4,415
12/31/2008            5,295                  5,995                5,197
 1/31/2009            4,355                  5,490                4,257
 2/28/2009            3,442                  4,905                3,327
 3/31/2009            3,564                  5,335                3,434
 4/30/2009            4,680                  5,845                4,561
 5/31/2009            4,801                  6,172                4,678
 6/30/2009            4,653                  6,185                4,514
 7/31/2009            5,141                  6,652                4,985
 8/31/2009            5,836                  6,892                5,715
 9/30/2009            6,227                  7,150                6,115
10/31/2009            5,943                  7,017                5,837
11/30/2009            6,351                  7,438                6,239
12/31/2009            6,787                  7,581                6,676
 1/31/2010            6,433                  7,309                6,294
 2/28/2010            6,787                  7,535                6,652
 3/31/2010            7,477                  7,990                7,331
 4/30/2010            8,003                  8,116                7,849
 5/31/2010            7,576                  7,468                7,427
 6/30/2010            7,184                  7,077                7,028
 7/31/2010            7,892                  7,573                7,723
 8/31/2010            7,793                  7,231                7,620
 9/30/2010            8,130                  7,876                7,957
10/31/2010            8,511                  8,176                8,325
11/30/2010            8,343                  8,177                8,163
12/31/2010            8,733                  8,724                8,550
 1/31/2011            9,041                  8,930                8,854
 2/28/2011            9,450                  9,236                9,258
 3/31/2011            9,308                  9,240                9,123
 4/30/2011            9,847                  9,514                9,664
 5/31/2011            9,980                  9,406                9,814
 6/30/2011            9,652                  9,249                9,485
 7/31/2011            9,810                  9,061                9,657
 8/31/2011            9,283                  8,569                9,128
 9/30/2011            8,263                  7,966                8,106
10/31/2011            9,455                  8,837                9,297
11/30/2011            9,097                  8,818                8,931
12/31/2011            9,515                  8,908                9,351
 1/31/2012           10,116                  9,307                9,952
 2/29/2012           10,009                  9,709                9,841
 3/31/2012           10,524                 10,029               10,357
 4/30/2012           10,825                  9,966               10,668
 5/31/2012           10,330                  9,367               10,182
 6/30/2012           10,913                  9,753               10,745
 7/31/2012           11,128                  9,888               10,949
 8/31/2012           11,112                 10,111               10,920
 9/30/2012           10,904                 10,372               10,705
10/31/2012           10,821                 10,181               10,607
11/30/2012           10,783                 10,240               10,554
12/31/2012           11,178                 10,333               10,952
 1/31/2013           11,573                 10,869               11,324
 2/28/2013           11,700                 11,016               11,418
 3/31/2013           12,022                 11,429               11,723
 4/30/2013           12,834                 11,649               12,529
 5/31/2013           12,069                 11,922               11,778
 6/30/2013           11,844                 11,762               11,571
 7/31/2013           11,947                 12,360               11,660
 8/31/2013           11,106                 12,002               10,861
 9/30/2013           11,452                 12,379               11,207
10/31/2013           11,933                 12,948               11,664
11/30/2013           11,297                 13,342               11,024
12/31/2013           11,333                 13,680               11,085
 1/31/2014           11,814                 13,207               11,535
 2/28/2014           12,413                 13,811               12,126
 3/31/2014           12,494                 13,927               12,232
 4/30/2014           12,946                 14,030               12,682
 5/31/2014           13,253                 14,360               12,995
 6/30/2014           13,391                 14,656               13,107
 7/31/2014           13,400                 14,454               13,134
 8/31/2014           13,780                 15,032               13,500
 9/30/2014           12,952                 14,822               12,714
10/31/2014           14,296                 15,184               14,077
11/30/2014           14,593                 15,592               14,374
12/31/2014           14,860                 15,553               14,632
 1/31/2015           15,884                 15,086               15,611
 2/28/2015           15,295                 15,953               15,052
 3/31/2015           15,566                 15,701               15,322
 4/30/2015           14,651                 15,851               14,434
 5/31/2015           14,614                 16,055               14,429
 6/30/2015           13,974                 15,744               13,790
 7/31/2015           14,776                 16,074               14,608
 8/31/2015           13,878                 15,104               13,752
 9/30/2015           14,318                 14,731               14,216
10/31/2015           15,138                 15,973               15,045
11/30/2015           15,056                 16,021               14,962
12/31/2015           15,341                 15,768               15,288
 1/31/2016           14,822                 14,985               14,685
 2/29/2016           14,772                 14,965               14,553
 3/31/2016           16,296                 15,980               16,070
 4/30/2016           15,889                 16,042               15,600
 5/31/2016           16,240                 16,330               15,913
 6/30/2016           17,383                 16,373               16,942
 7/31/2016           18,124                 16,976               17,683
 8/31/2016           17,511                 17,000               17,085
 9/30/2016           17,181                 17,003               16,733
10/31/2016           16,181                 16,693               15,791
11/30/2016           15,889                 17,312               15,577
12/31/2016           16,627                 17,654               16,309
 1/31/2017           16,603                 17,989               16,169
 2/28/2017           17,157                 18,703               16,735
 3/31/2017           16,759                 18,725               16,264
 4/30/2017           16,773                 18,917               16,226
 5/31/2017           16,691                 19,183               16,136
 6/30/2017           17,042                 19,303               16,531
 7/31/2017           17,257                 19,700               16,682
 8/31/2017           17,277                 19,760               16,550            Past performance is not predictive of
 9/30/2017           17,222                 20,168               16,594            future performance.
10/31/2017           17,129                 20,638               16,413            The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
            AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN           YEAR         YEARS        YEARS                 Copyright 2017 S&P Dow Jones Indices
            --------------------------------------------------------------         LLC, a division of S&P Global. All rights
                                   5.86%        9.62%        5.53%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/31/2007                $10,000                      $10,000
11/30/2007                  9,643                        9,609
12/31/2007                  9,418                        9,428
 1/31/2008                  8,705                        8,578
 2/29/2008                  8,697                        8,734
 3/31/2008                  8,667                        8,609
 4/30/2008                  9,126                        9,088
 5/31/2008                  9,317                        9,225
 6/30/2008                  8,575                        8,508
 7/31/2008                  8,263                        8,205
 8/31/2008                  7,910                        7,888
 9/30/2008                  6,948                        6,749
10/31/2008                  5,483                        5,345
11/30/2008                  5,154                        5,055
12/31/2008                  5,515                        5,322
 1/31/2009                  4,895                        4,825
 2/28/2009                  4,403                        4,337
 3/31/2009                  4,742                        4,623
 4/30/2009                  5,281                        5,219
 5/31/2009                  6,019                        5,879
 6/30/2009                  5,935                        5,818
 7/31/2009                  6,505                        6,364
 8/31/2009                  6,760                        6,669
 9/30/2009                  7,048                        6,944
10/31/2009                  6,865                        6,833
11/30/2009                  7,120                        7,002
12/31/2009                  7,205                        7,113
 1/31/2010                  6,832                        6,780
 2/28/2010                  6,878                        6,773
 3/31/2010                  7,311                        7,209
 4/30/2010                  7,169                        7,102
 5/31/2010                  6,387                        6,318
 6/30/2010                  6,284                        6,227
 7/31/2010                  6,932                        6,802
 8/31/2010                  6,694                        6,599
 9/30/2010                  7,353                        7,232
10/31/2010                  7,619                        7,489
11/30/2010                  7,286                        7,172
12/31/2010                  7,871                        7,750
 1/31/2011                  8,049                        7,917
 2/28/2011                  8,365                        8,210
 3/31/2011                  8,174                        8,046
 4/30/2011                  8,641                        8,484
 5/31/2011                  8,396                        8,232
 6/30/2011                  8,277                        8,115
 7/31/2011                  8,108                        7,981
 8/31/2011                  7,428                        7,307
 9/30/2011                  6,610                        6,573
10/31/2011                  7,249                        7,212
11/30/2011                  7,067                        6,879
12/31/2011                  6,905                        6,804
 1/31/2012                  7,322                        7,171
 2/29/2012                  7,677                        7,565
 3/31/2012                  7,664                        7,509
 4/30/2012                  7,516                        7,382
 5/31/2012                  6,684                        6,540
 6/30/2012                  7,127                        6,969
 7/31/2012                  7,148                        7,056
 8/31/2012                  7,390                        7,257
 9/30/2012                  7,610                        7,477
10/31/2012                  7,677                        7,530
11/30/2012                  7,832                        7,688
12/31/2012                  8,130                        7,920
 1/31/2013                  8,460                        8,310
 2/28/2013                  8,346                        8,227
 3/31/2013                  8,459                        8,292
 4/30/2013                  8,824                        8,670
 5/31/2013                  8,591                        8,476
 6/30/2013                  8,339                        8,158
 7/31/2013                  8,798                        8,592
 8/31/2013                  8,669                        8,482
 9/30/2013                  9,282                        9,081
10/31/2013                  9,584                        9,386
11/30/2013                  9,636                        9,443
12/31/2013                  9,813                        9,586
 1/31/2014                  9,374                        9,199
 2/28/2014                  9,926                        9,701
 3/31/2014                  9,898                        9,657
 4/30/2014                 10,060                        9,809
 5/31/2014                 10,200                        9,961
 6/30/2014                 10,341                       10,103
 7/31/2014                 10,102                        9,923
 8/31/2014                 10,146                        9,931
 9/30/2014                  9,714                        9,523
10/31/2014                  9,629                        9,371
11/30/2014                  9,656                        9,487
12/31/2014                  9,299                        9,171
 1/31/2015                  9,299                        9,139
 2/28/2015                  9,864                        9,685
 3/31/2015                  9,692                        9,523
 4/30/2015                 10,128                        9,935
 5/31/2015                 10,092                        9,849
 6/30/2015                  9,807                        9,569
 7/31/2015                  9,885                        9,721
 8/31/2015                  9,187                        9,013
 9/30/2015                  8,758                        8,558
10/31/2015                  9,331                        9,201
11/30/2015                  9,244                        9,055
12/31/2015                  9,033                        8,893
 1/31/2016                  8,534                        8,280
 2/29/2016                  8,295                        8,165
 3/31/2016                  8,873                        8,719
 4/30/2016                  9,109                        8,999
 5/31/2016                  9,058                        8,898
 6/30/2016                  8,846                        8,627
 7/31/2016                  9,218                        9,052
 8/31/2016                  9,269                        9,060
 9/30/2016                  9,394                        9,170
10/31/2016                  9,210                        8,992
11/30/2016                  9,082                        8,848
12/31/2016                  9,318                        9,137
 1/31/2017                  9,655                        9,409
 2/28/2017                  9,741                        9,517
 3/31/2017                 10,012                        9,759
 4/30/2017                 10,241                        9,967
 5/31/2017                 10,565                       10,299
 6/30/2017                 10,621                       10,308
 7/31/2017                 10,929                       10,615
 8/31/2017                 10,954                       10,613
 9/30/2017                 11,221                       10,888           Past performance is not predictive of
10/31/2017                 11,400                       11,037           future performance.
                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      YEARS             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                23.79%      8.23%      1.32%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/31/2007               $10,000                          $10,000
11/30/2007                 9,451                            9,609
12/31/2007                 9,206                            9,428
 1/31/2008                 8,512                            8,578
 2/29/2008                 8,525                            8,734
 3/31/2008                 8,565                            8,609
 4/30/2008                 8,919                            9,088
 5/31/2008                 9,066                            9,225
 6/30/2008                 8,223                            8,508
 7/31/2008                 7,897                            8,205
 8/31/2008                 7,598                            7,888
 9/30/2008                 6,629                            6,749
10/31/2008                 5,126                            5,345
11/30/2008                 4,817                            5,055
12/31/2008                 5,154                            5,322
 1/31/2009                 4,595                            4,825
 2/28/2009                 4,112                            4,337
 3/31/2009                 4,459                            4,623
 4/30/2009                 5,130                            5,219
 5/31/2009                 5,906                            5,879
 6/30/2009                 5,856                            5,818
 7/31/2009                 6,438                            6,364
 8/31/2009                 6,796                            6,669
 9/30/2009                 7,126                            6,944
10/31/2009                 6,911                            6,833
11/30/2009                 7,094                            7,002
12/31/2009                 7,179                            7,113
 1/31/2010                 6,875                            6,780
 2/28/2010                 6,882                            6,773
 3/31/2010                 7,396                            7,209
 4/30/2010                 7,360                            7,102
 5/31/2010                 6,495                            6,318
 6/30/2010                 6,387                            6,227
 7/31/2010                 7,062                            6,802
 8/31/2010                 6,775                            6,599
 9/30/2010                 7,499                            7,232
10/31/2010                 7,773                            7,489
11/30/2010                 7,463                            7,172
12/31/2010                 8,178                            7,750
 1/31/2011                 8,388                            7,917
 2/28/2011                 8,672                            8,210
 3/31/2011                 8,520                            8,046
 4/30/2011                 8,978                            8,484
 5/31/2011                 8,702                            8,232
 6/30/2011                 8,548                            8,115
 7/31/2011                 8,356                            7,981
 8/31/2011                 7,618                            7,307
 9/30/2011                 6,730                            6,573
10/31/2011                 7,346                            7,212
11/30/2011                 7,123                            6,879
12/31/2011                 6,942                            6,804
 1/31/2012                 7,452                            7,171
 2/29/2012                 7,834                            7,565
 3/31/2012                 7,833                            7,509
 4/30/2012                 7,660                            7,382
 5/31/2012                 6,744                            6,540
 6/30/2012                 7,157                            6,969
 7/31/2012                 7,150                            7,056
 8/31/2012                 7,402                            7,257
 9/30/2012                 7,665                            7,477
10/31/2012                 7,749                            7,530
11/30/2012                 7,880                            7,688
12/31/2012                 8,243                            7,920
 1/31/2013                 8,598                            8,310
 2/28/2013                 8,506                            8,227
 3/31/2013                 8,608                            8,292
 4/30/2013                 8,941                            8,670
 5/31/2013                 8,740                            8,476
 6/30/2013                 8,473                            8,158
 7/31/2013                 9,000                            8,592
 8/31/2013                 8,905                            8,482
 9/30/2013                 9,587                            9,081
10/31/2013                 9,918                            9,386
11/30/2013                 9,965                            9,443
12/31/2013                10,174                            9,586
 1/31/2014                 9,832                            9,199
 2/28/2014                10,412                            9,701
 3/31/2014                10,390                            9,657
 4/30/2014                10,510                            9,809
 5/31/2014                10,622                            9,961
 6/30/2014                10,788                           10,103
 7/31/2014                10,497                            9,923
 8/31/2014                10,537                            9,931
 9/30/2014                10,010                            9,523
10/31/2014                 9,863                            9,371
11/30/2014                 9,839                            9,487
12/31/2014                 9,565                            9,171
 1/31/2015                 9,533                            9,139
 2/28/2015                10,146                            9,685
 3/31/2015                 9,960                            9,523
 4/30/2015                10,451                            9,935
 5/31/2015                10,467                            9,849
 6/30/2015                10,219                            9,569
 7/31/2015                10,227                            9,721
 8/31/2015                 9,597                            9,013
 9/30/2015                 9,180                            8,558
10/31/2015                 9,755                            9,201
11/30/2015                 9,713                            9,055
12/31/2015                 9,545                            8,893
 1/31/2016                 8,958                            8,280
 2/29/2016                 8,774                            8,165
 3/31/2016                 9,459                            8,719
 4/30/2016                 9,728                            8,999
 5/31/2016                 9,694                            8,898
 6/30/2016                 9,372                            8,627
 7/31/2016                 9,850                            9,052
 8/31/2016                 9,901                            9,060
 9/30/2016                10,093                            9,170
10/31/2016                 9,913                            8,992
11/30/2016                 9,793                            8,848
12/31/2016                10,055                            9,137
 1/31/2017                10,460                            9,409
 2/28/2017                10,555                            9,517
 3/31/2017                10,812                            9,759
 4/30/2017                11,097                            9,967
 5/31/2017                11,408                           10,299
 6/30/2017                11,502                           10,308
 7/31/2017                11,912                           10,615             Past performance is not predictive of
 8/31/2017                11,965                           10,613             future performance.
 9/30/2017                12,299                           10,888             The returns shown do not reflect the
10/31/2017                12,492                           11,037             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS               redemption of fund shares.
          ------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                26.02%       10.02%       2.25%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                           Portfolio                Cap Index (net dividends)
                  ---------------------------      --------------------------
 10/31/2007                  $10,000                        $10,000
 11/30/2007                    9,269                          9,178
 12/31/2007                    8,960                          8,909
  1/31/2008                    8,278                          8,045
  2/29/2008                    8,488                          8,427
  3/31/2008                    8,499                          8,334
  4/30/2008                    8,680                          8,537
  5/31/2008                    8,910                          8,710
  6/30/2008                    8,250                          8,037
  7/31/2008                    7,853                          7,632
  8/31/2008                    7,543                          7,350
  9/30/2008                    6,400                          6,057
 10/31/2008                    4,901                          4,562
 11/30/2008                    4,648                          4,341
 12/31/2008                    5,029                          4,630
  1/31/2009                    4,632                          4,361
  2/28/2009                    4,210                          3,963
  3/31/2009                    4,488                          4,217
  4/30/2009                    5,083                          4,867
  5/31/2009                    5,840                          5,588
  6/30/2009                    5,902                          5,655
  7/31/2009                    6,344                          6,109
  8/31/2009                    6,747                          6,580
  9/30/2009                    7,106                          6,950
 10/31/2009                    6,976                          6,843
 11/30/2009                    7,071                          6,896
 12/31/2009                    7,139                          6,983
  1/31/2010                    7,029                          6,891
  2/28/2010                    7,019                          6,852
  3/31/2010                    7,520                          7,361
  4/30/2010                    7,636                          7,507
  5/31/2010                    6,732                          6,605
  6/30/2010                    6,716                          6,543
  7/31/2010                    7,330                          7,104
  8/31/2010                    7,112                          6,919
  9/30/2010                    7,894                          7,704
 10/31/2010                    8,204                          8,022
 11/30/2010                    7,975                          7,812
 12/31/2010                    8,846                          8,695
  1/31/2011                    8,955                          8,740
  2/28/2011                    9,227                          8,989
  3/31/2011                    9,213                          8,981
  4/30/2011                    9,651                          9,426
  5/31/2011                    9,383                          9,165
  6/30/2011                    9,193                          8,967
  7/31/2011                    9,104                          8,918
  8/31/2011                    8,391                          8,213
  9/30/2011                    7,399                          7,270
 10/31/2011                    7,964                          7,860
 11/30/2011                    7,713                          7,466
 12/31/2011                    7,489                          7,320
  1/31/2012                    8,127                          7,925
  2/29/2012                    8,538                          8,374
  3/31/2012                    8,571                          8,318
  4/30/2012                    8,469                          8,275
  5/31/2012                    7,483                          7,303
  6/30/2012                    7,776                          7,555
  7/31/2012                    7,754                          7,613
  8/31/2012                    8,023                          7,832
  9/30/2012                    8,357                          8,203
 10/31/2012                    8,412                          8,243
 11/30/2012                    8,484                          8,285
 12/31/2012                    8,901                          8,600
  1/31/2013                    9,292                          9,014
  2/28/2013                    9,286                          9,046
  3/31/2013                    9,455                          9,222
  4/30/2013                    9,706                          9,490
  5/31/2013                    9,494                          9,267
  6/30/2013                    9,242                          8,901
  7/31/2013                    9,854                          9,457
  8/31/2013                    9,820                          9,440
  9/30/2013                   10,629                         10,233
 10/31/2013                   10,991                         10,535
 11/30/2013                   11,042                         10,549
 12/31/2013                   11,344                         10,797
  1/31/2014                   11,143                         10,610
  2/28/2014                   11,840                         11,212
  3/31/2014                   11,822                         11,170
  4/30/2014                   11,828                         11,135
  5/31/2014                   11,904                         11,275
  6/30/2014                   12,125                         11,531
  7/31/2014                   11,739                         11,232
  8/31/2014                   11,816                         11,260
  9/30/2014                   11,098                         10,577
 10/31/2014                   10,871                         10,310
 11/30/2014                   10,764                         10,299
 12/31/2014                   10,629                         10,220
  1/31/2015                   10,541                         10,129
  2/28/2015                   11,217                         10,778
  3/31/2015                   11,042                         10,632
  4/30/2015                   11,662                         11,173
  5/31/2015                   11,799                         11,240
  6/30/2015                   11,620                         11,074
  7/31/2015                   11,545                         11,058
  8/31/2015                   11,060                         10,565
  9/30/2015                   10,693                         10,185
 10/31/2015                   11,230                         10,790
 11/30/2015                   11,242                         10,766
 12/31/2015                   11,257                         10,778
  1/31/2016                   10,525                          9,958
  2/29/2016                   10,459                         10,011
  3/31/2016                   11,300                         10,843
  4/30/2016                   11,563                         11,185
  5/31/2016                   11,629                         11,199
  6/30/2016                   11,172                         10,704
  7/31/2016                   11,817                         11,340
  8/31/2016                   11,810                         11,245
  9/30/2016                   12,159                         11,560
 10/31/2016                   11,839                         11,217
 11/30/2016                   11,626                         10,940
 12/31/2016                   11,910                         11,243
  1/31/2017                   12,407                         11,648
  2/28/2017                   12,607                         11,872
  3/31/2017                   12,910                         12,099
  4/30/2017                   13,331                         12,527
  5/31/2017                   13,724                         12,938
  6/30/2017                   13,862                         12,980
  7/31/2017                   14,347                         13,437              Past performance is not predictive of
  8/31/2017                   14,424                         13,550              future performance.
  9/30/2017                   14,829                         13,922              The returns shown do not reflect the
 10/31/2017                   14,982                         14,118              deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  26.54%        12.24%       4.13%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL SMALL COMPANY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD SMALL CAP INDEX (NET DIVIDENDS)
JANUARY 18, 2017-OCTOBER 31, 2017

                                      [CHART]


                     Global Small           MSCI All Country World
                  Company Portfolio    Small Cap Index (net dividends)
                 ------------------    -------------------------------
       1/18/17        $10,000                     $10,000
       1/31/17         10,100                      10,072
       2/28/17         10,280                      10,318
       3/31/17         10,400                      10,415
       4/30/17         10,570                      10,614
       5/31/17         10,550                      10,682
       6/30/17         10,740                      10,839
       7/31/17         10,970                      11,100
       8/31/17         10,890                      11,119
       9/30/17         11,380                      11,508
      10/31/17         11,530                      11,701
                                                                          Past performance is not predictive of
                                                                          future performance.
                                                                          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
            AVERAGE ANNUAL                          SINCE                 would pay on fund distributions or the
            TOTAL RETURN                          INCEPTION               redemption of fund shares.
            ------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                                   15.30%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/31/2007                $10,000                       $10,000
11/30/2007                  9,767                         9,580
12/31/2007                  9,150                         9,006
 1/31/2008                  8,897                         8,564
 2/29/2008                  8,821                         8,658
 3/31/2008                  8,994                         8,661
 4/30/2008                  9,058                         8,768
 5/31/2008                  9,388                         9,039
 6/30/2008                  8,942                         8,484
 7/31/2008                  8,693                         8,206
 8/31/2008                  8,212                         7,843
 9/30/2008                  7,673                         7,077
10/31/2008                  7,114                         6,330
11/30/2008                  7,298                         6,589
12/31/2008                  8,041                         7,102
 1/31/2009                  7,489                         6,730
 2/28/2009                  6,511                         5,845
 3/31/2009                  6,812                         6,051
 4/30/2009                  7,083                         6,361
 5/31/2009                  7,954                         7,139
 6/30/2009                  8,480                         7,593
 7/31/2009                  8,656                         7,784
 8/31/2009                  9,110                         8,220
 9/30/2009                  9,012                         8,187
10/31/2009                  8,685                         7,888
11/30/2009                  8,333                         7,606
12/31/2009                  8,298                         7,464
 1/31/2010                  8,408                         7,625
 2/28/2010                  8,567                         7,770
 3/31/2010                  9,003                         8,123
 4/30/2010                  9,265                         8,343
 5/31/2010                  8,489                         7,764
 6/30/2010                  8,620                         7,799
 7/31/2010                  8,768                         7,893
 8/31/2010                  8,528                         7,726
 9/30/2010                  8,904                         8,042
10/31/2010                  8,713                         7,976
11/30/2010                  8,929                         8,131
12/31/2010                  9,751                         8,952
 1/31/2011                  9,968                         9,058
 2/28/2011                 10,427                         9,423
 3/31/2011                  9,776                         8,841
 4/30/2011                  9,726                         8,849
 5/31/2011                  9,565                         8,718
 6/30/2011                 10,040                         9,042
 7/31/2011                 10,404                         9,418
 8/31/2011                 10,122                         9,033
 9/30/2011                 10,067                         9,041
10/31/2011                  9,547                         8,708
11/30/2011                  9,703                         8,472
12/31/2011                  9,652                         8,604
 1/31/2012                 10,259                         8,957
 2/29/2012                 10,271                         9,054
 3/31/2012                 10,562                         9,296
 4/30/2012                 10,341                         9,161
 5/31/2012                  9,475                         8,401
 6/30/2012                  9,977                         8,759
 7/31/2012                  9,639                         8,622
 8/31/2012                  9,639                         8,573
 9/30/2012                  9,777                         8,810
10/31/2012                  9,566                         8,619
11/30/2012                  9,700                         8,679
12/31/2012                 10,054                         8,949
 1/31/2013                 10,369                         9,284
 2/28/2013                 10,620                         9,599
 3/31/2013                 11,431                        10,374
 4/30/2013                 12,036                        11,056
 5/31/2013                 11,052                        10,180
 6/30/2013                 11,148                        10,152
 7/31/2013                 11,412                        10,318
 8/31/2013                 11,155                        10,178
 9/30/2013                 12,410                        11,337
10/31/2013                 12,442                        11,291
11/30/2013                 12,345                        11,216
12/31/2013                 12,433                        11,306
 1/31/2014                 12,300                        11,273
 2/28/2014                 12,247                        11,023
 3/31/2014                 12,307                        11,051
 4/30/2014                 12,121                        10,846
 5/31/2014                 12,433                        11,202
 6/30/2014                 13,308                        11,995
 7/31/2014                 13,222                        12,059
 8/31/2014                 13,348                        11,973
 9/30/2014                 12,930                        11,573
10/31/2014                 12,691                        11,263
11/30/2014                 12,214                        11,136
12/31/2014                 12,317                        11,253
 1/31/2015                 12,613                        11,630
 2/28/2015                 13,132                        12,049
 3/31/2015                 13,294                        12,282
 4/30/2015                 13,617                        12,512
 5/31/2015                 13,752                        12,660
 6/30/2015                 14,035                        12,844
 7/31/2015                 13,947                        12,795
 8/31/2015                 13,516                        12,357
 9/30/2015                 13,105                        11,913
10/31/2015                 13,786                        12,708
11/30/2015                 14,089                        12,870
12/31/2015                 14,040                        12,977
 1/31/2016                 13,329                        12,151
 2/29/2016                 12,858                        12,025
 3/31/2016                 13,698                        12,775
 4/30/2016                 13,869                        13,331
 5/31/2016                 14,218                        13,335
 6/30/2016                 14,149                        13,255
 7/31/2016                 14,908                        13,966
 8/31/2016                 14,559                        13,472
 9/30/2016                 15,434                        14,198
10/31/2016                 15,721                        14,387
11/30/2016                 15,215                        13,711
12/31/2016                 15,326                        13,959
 1/31/2017                 15,995                        14,486
 2/28/2017                 16,538                        14,931
 3/31/2017                 16,615                        14,904
 4/30/2017                 16,803                        15,159
 5/31/2017                 17,430                        15,716
 6/30/2017                 17,820                        15,864
 7/31/2017                 18,377                        16,287
 8/31/2017                 18,774                        16,590
 9/30/2017                 19,192                        16,853
10/31/2017                 19,896                        17,430            Past performance is not predictive of
                                                                           future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                26.56%       15.77%      7.12%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                        Asia Pacific Small      MSCI Pacific ex Japan Small Cap
                        Company Portfolio           Index (net dividends)
              -------------------------------  --------------------------------
10/31/2007                  $10,000                        $10,000
11/30/2007                    9,337                          9,197
12/31/2007                    9,174                          9,070
 1/31/2008                    8,250                          7,855
 2/29/2008                    8,500                          8,321
 3/31/2008                    8,087                          7,796
 4/30/2008                    8,649                          8,318
 5/31/2008                    9,026                          8,408
 6/30/2008                    8,134                          7,467
 7/31/2008                    7,653                          7,124
 8/31/2008                    7,115                          6,545
 9/30/2008                    5,893                          5,267
10/31/2008                    3,931                          3,407
11/30/2008                    3,554                          3,035
12/31/2008                    3,941                          3,388
 1/31/2009                    3,454                          3,015
 2/28/2009                    3,263                          2,827
 3/31/2009                    3,769                          3,233
 4/30/2009                    4,331                          3,811
 5/31/2009                    5,450                          4,725
 6/30/2009                    5,489                          4,858
 7/31/2009                    6,280                          5,560
 8/31/2009                    6,567                          5,846
 9/30/2009                    7,076                          6,335
10/31/2009                    7,231                          6,487
11/30/2009                    7,568                          6,674
12/31/2009                    7,766                          6,940
 1/31/2010                    7,343                          6,496
 2/28/2010                    7,471                          6,578
 3/31/2010                    8,085                          7,120
 4/30/2010                    8,192                          7,319
 5/31/2010                    7,057                          6,214
 6/30/2010                    6,968                          6,179
 7/31/2010                    7,739                          6,807
 8/31/2010                    7,728                          6,792
 9/30/2010                    8,901                          7,812
10/31/2010                    9,281                          8,159
11/30/2010                    9,154                          8,050
12/31/2010                   10,050                          8,862
 1/31/2011                    9,832                          8,604
 2/28/2011                    9,892                          8,651
 3/31/2011                   10,100                          8,917
 4/30/2011                   10,524                          9,278
 5/31/2011                   10,212                          9,065
 6/30/2011                    9,865                          8,743
 7/31/2011                   10,025                          8,872
 8/31/2011                    9,323                          8,255
 9/30/2011                    7,583                          6,754
10/31/2011                    8,762                          7,860
11/30/2011                    8,526                          7,324
12/31/2011                    8,027                          7,090
 1/31/2012                    8,855                          7,826
 2/29/2012                    9,524                          8,434
 3/31/2012                    9,381                          8,170
 4/30/2012                    9,342                          8,214
 5/31/2012                    8,175                          7,148
 6/30/2012                    8,344                          7,248
 7/31/2012                    8,465                          7,486
 8/31/2012                    8,746                          7,606
 9/30/2012                    9,177                          8,011
10/31/2012                    9,383                          8,176
11/30/2012                    9,512                          8,257
12/31/2012                    9,955                          8,464
 1/31/2013                   10,452                          8,912
 2/28/2013                   10,494                          9,018
 3/31/2013                   10,540                          9,041
 4/30/2013                   10,360                          8,969
 5/31/2013                    9,588                          8,309
 6/30/2013                    8,911                          7,598
 7/31/2013                    9,346                          7,902
 8/31/2013                    9,417                          7,971
 9/30/2013                   10,076                          8,584
10/31/2013                   10,364                          8,734
11/30/2013                    9,997                          8,365
12/31/2013                   10,119                          8,405
 1/31/2014                    9,640                          8,016
 2/28/2014                   10,193                          8,447
 3/31/2014                   10,342                          8,603
 4/30/2014                   10,363                          8,659
 5/31/2014                   10,372                          8,730
 6/30/2014                   10,446                          8,777
 7/31/2014                   10,664                          8,968
 8/31/2014                   10,829                          9,037
 9/30/2014                    9,828                          8,207
10/31/2014                    9,967                          8,304
11/30/2014                    9,571                          8,041
12/31/2014                    9,289                          7,839
 1/31/2015                    9,069                          7,685
 2/28/2015                    9,510                          8,058
 3/31/2015                    9,372                          7,912
 4/30/2015                   10,125                          8,366
 5/31/2015                   10,235                          8,325
 6/30/2015                    9,510                          7,726
 7/31/2015                    9,046                          7,377
 8/31/2015                    8,270                          6,690
 9/30/2015                    8,150                          6,551
10/31/2015                    8,752                          7,086
11/30/2015                    8,720                          7,027
12/31/2015                    8,959                          7,146
 1/31/2016                    8,309                          6,525
 2/29/2016                    8,428                          6,685
 3/31/2016                    9,432                          7,457
 4/30/2016                    9,556                          7,590
 5/31/2016                    9,451                          7,464
 6/30/2016                    9,604                          7,515
 7/31/2016                   10,264                          8,070
 8/31/2016                   10,187                          8,010
 9/30/2016                   10,489                          8,178
10/31/2016                   10,168                          7,834
11/30/2016                    9,968                          7,708
12/31/2016                    9,855                          7,681
 1/31/2017                   10,301                          7,929
 2/28/2017                   10,589                          8,155
 3/31/2017                   10,768                          8,275
 4/30/2017                   10,658                          8,242
 5/31/2017                   10,643                          8,293
 6/30/2017                   11,040                          8,549
 7/31/2017                   11,388                          8,759
 8/31/2017                   11,507                          8,859
 9/30/2017                   11,507                          8,913
10/31/2017                   11,765                          9,146                 Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2017, all
                                  15.70%        4.63%        1.64%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                  [CHART]


               United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
              ------------------------------     -----------------------
10/31/2007                $10,000                        $10,000
11/30/2007                  8,839                          8,843
12/31/2007                  8,371                          8,399
 1/31/2008                  7,805                          7,723
 2/29/2008                  7,915                          7,985
 3/31/2008                  7,883                          7,884
 4/30/2008                  8,014                          8,031
 5/31/2008                  8,035                          8,069
 6/30/2008                  7,393                          7,517
 7/31/2008                  7,130                          7,217
 8/31/2008                  7,010                          7,029
 9/30/2008                  5,926                          5,736
10/31/2008                  4,334                          4,145
11/30/2008                  4,024                          3,760
12/31/2008                  3,932                          3,665
 1/31/2009                  3,837                          3,645
 2/28/2009                  3,678                          3,524
 3/31/2009                  3,835                          3,728
 4/30/2009                  4,638                          4,585
 5/31/2009                  5,111                          5,069
 6/30/2009                  5,133                          5,105
 7/31/2009                  5,577                          5,574
 8/31/2009                  6,009                          6,112
 9/30/2009                  6,184                          6,253
10/31/2009                  6,190                          6,262
11/30/2009                  6,168                          6,197
12/31/2009                  6,295                          6,350
 1/31/2010                  6,232                          6,320
 2/28/2010                  6,018                          6,037
 3/31/2010                  6,519                          6,569
 4/30/2010                  6,756                          6,832
 5/31/2010                  5,989                          6,010
 6/30/2010                  6,102                          6,036
 7/31/2010                  6,924                          6,762
 8/31/2010                  6,666                          6,579
 9/30/2010                  7,376                          7,304
10/31/2010                  7,760                          7,615
11/30/2010                  7,376                          7,298
12/31/2010                  8,125                          8,061
 1/31/2011                  8,242                          8,139
 2/28/2011                  8,487                          8,354
 3/31/2011                  8,325                          8,210
 4/30/2011                  9,061                          8,962
 5/31/2011                  9,002                          8,849
 6/30/2011                  8,715                          8,551
 7/31/2011                  8,653                          8,527
 8/31/2011                  7,787                          7,657
 9/30/2011                  6,999                          6,850
10/31/2011                  7,738                          7,598
11/30/2011                  7,500                          7,303
12/31/2011                  7,264                          7,060
 1/31/2012                  7,903                          7,776
 2/29/2012                  8,549                          8,498
 3/31/2012                  8,729                          8,526
 4/30/2012                  8,877                          8,671
 5/31/2012                  7,874                          7,597
 6/30/2012                  8,257                          7,959
 7/31/2012                  8,394                          8,103
 8/31/2012                  8,850                          8,532
 9/30/2012                  9,303                          8,988
10/31/2012                  9,504                          9,174
11/30/2012                  9,562                          9,177
12/31/2012                 10,085                          9,599
 1/31/2013                 10,261                          9,852
 2/28/2013                 10,351                          9,907
 3/31/2013                 10,657                         10,174
 4/30/2013                 10,924                         10,428
 5/31/2013                 11,020                         10,569
 6/30/2013                 10,778                         10,188
 7/31/2013                 11,685                         11,037
 8/31/2013                 11,765                         11,188
 9/30/2013                 12,556                         12,028
10/31/2013                 13,003                         12,451
11/30/2013                 13,295                         12,744
12/31/2013                 14,024                         13,360
 1/31/2014                 13,689                         13,076
 2/28/2014                 14,912                         14,344
 3/31/2014                 14,450                         13,827
 4/30/2014                 14,208                         13,496
 5/31/2014                 14,190                         13,522
 6/30/2014                 14,174                         13,490
 7/31/2014                 13,728                         13,109
 8/31/2014                 13,931                         13,247
 9/30/2014                 13,135                         12,469
10/31/2014                 13,099                         12,390
11/30/2014                 12,996                         12,394
12/31/2014                 13,202                         12,598
 1/31/2015                 12,899                         12,255
 2/28/2015                 14,107                         13,465
 3/31/2015                 13,370                         12,845
 4/30/2015                 14,211                         13,669
 5/31/2015                 14,921                         14,296
 6/30/2015                 14,876                         14,314
 7/31/2015                 14,904                         14,416
 8/31/2015                 14,271                         13,849
 9/30/2015                 13,837                         13,338
10/31/2015                 14,334                         13,929
11/30/2015                 14,310                         13,816
12/31/2015                 14,150                         13,669
 1/31/2016                 13,026                         12,342
 2/29/2016                 12,789                         12,213
 3/31/2016                 13,552                         13,074
 4/30/2016                 13,618                         13,249
 5/31/2016                 13,831                         13,631
 6/30/2016                 12,084                         11,693
 7/31/2016                 12,736                         12,366
 8/31/2016                 13,005                         12,573
 9/30/2016                 13,018                         12,680
10/31/2016                 12,011                         11,716
11/30/2016                 12,294                         11,978
12/31/2016                 12,529                         12,240
 1/31/2017                 12,926                         12,519
 2/28/2017                 13,118                         12,812
 3/31/2017                 13,452                         13,017
 4/30/2017                 14,467                         14,061
 5/31/2017                 14,621                         14,345
 6/30/2017                 14,326                         14,021
 7/31/2017                 14,883                         14,633
 8/31/2017                 14,609                         14,469
 9/30/2017                 15,367                         15,202            Past performance is not predictive of
10/31/2017                 15,528                         15,480            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                29.28%       10.32%       4.50%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/31/2007                   $10,000                         $10,000
11/30/2007                     9,258                           9,285
12/31/2007                     9,073                           9,096
 1/31/2008                     8,208                           8,001
 2/29/2008                     8,558                           8,485
 3/31/2008                     8,828                           8,658
 4/30/2008                     8,929                           8,806
 5/31/2008                     9,098                           8,943
 6/30/2008                     8,328                           8,116
 7/31/2008                     7,886                           7,655
 8/31/2008                     7,667                           7,446
 9/30/2008                     6,330                           5,905
10/31/2008                     4,640                           4,243
11/30/2008                     4,276                           3,891
12/31/2008                     4,722                           4,251
 1/31/2009                     4,185                           3,869
 2/28/2009                     3,822                           3,529
 3/31/2009                     4,096                           3,802
 4/30/2009                     4,763                           4,593
 5/31/2009                     5,456                           5,278
 6/30/2009                     5,386                           5,211
 7/31/2009                     5,813                           5,679
 8/31/2009                     6,297                           6,261
 9/30/2009                     6,835                           6,861
10/31/2009                     6,640                           6,674
11/30/2009                     6,839                           6,811
12/31/2009                     6,815                           6,842
 1/31/2010                     6,700                           6,751
 2/28/2010                     6,558                           6,559
 3/31/2010                     7,042                           7,091
 4/30/2010                     6,975                           7,046
 5/31/2010                     5,981                           5,956
 6/30/2010                     5,939                           5,867
 7/31/2010                     6,651                           6,570
 8/31/2010                     6,344                           6,258
 9/30/2010                     7,221                           7,223
10/31/2010                     7,626                           7,687
11/30/2010                     7,032                           7,104
12/31/2010                     7,945                           8,099
 1/31/2011                     8,167                           8,282
 2/28/2011                     8,303                           8,422
 3/31/2011                     8,584                           8,707
 4/30/2011                     9,159                           9,315
 5/31/2011                     8,846                           8,960
 6/30/2011                     8,559                           8,670
 7/31/2011                     8,072                           8,144
 8/31/2011                     7,244                           7,293
 9/30/2011                     6,147                           6,198
10/31/2011                     6,780                           6,877
11/30/2011                     6,327                           6,339
12/31/2011                     6,080                           6,124
 1/31/2012                     6,655                           6,731
 2/29/2012                     7,077                           7,248
 3/31/2012                     7,091                           7,189
 4/30/2012                     6,924                           7,069
 5/31/2012                     5,977                           6,100
 6/30/2012                     6,234                           6,400
 7/31/2012                     6,172                           6,378
 8/31/2012                     6,447                           6,656
 9/30/2012                     6,787                           7,014
10/31/2012                     6,905                           7,135
11/30/2012                     6,991                           7,244
12/31/2012                     7,413                           7,635
 1/31/2013                     7,973                           8,256
 2/28/2013                     7,891                           8,231
 3/31/2013                     7,714                           8,020
 4/30/2013                     8,025                           8,331
 5/31/2013                     8,174                           8,520
 6/30/2013                     7,901                           8,141
 7/31/2013                     8,586                           8,881
 8/31/2013                     8,596                           8,865
 9/30/2013                     9,343                           9,623
10/31/2013                     9,874                          10,202
11/30/2013                    10,050                          10,384
12/31/2013                    10,329                          10,653
 1/31/2014                    10,265                          10,565
 2/28/2014                    11,164                          11,488
 3/31/2014                    11,218                          11,498
 4/30/2014                    11,320                          11,546
 5/31/2014                    11,364                          11,676
 6/30/2014                    11,263                          11,562
 7/31/2014                    10,599                          10,880
 8/31/2014                    10,470                          10,793
 9/30/2014                     9,907                          10,198
10/31/2014                     9,609                           9,865
11/30/2014                     9,838                          10,154
12/31/2014                     9,525                           9,911
 1/31/2015                     9,585                           9,934
 2/28/2015                    10,242                          10,667
 3/31/2015                    10,193                          10,560
 4/30/2015                    10,735                          11,124
 5/31/2015                    10,745                          11,051
 6/30/2015                    10,514                          10,789
 7/31/2015                    10,807                          11,190
 8/31/2015                    10,398                          10,757
 9/30/2015                    10,028                          10,393
10/31/2015                    10,509                          10,988
11/30/2015                    10,489                          10,959
12/31/2015                    10,616                          11,121
 1/31/2016                     9,895                          10,242
 2/29/2016                     9,875                          10,278
 3/31/2016                    10,714                          11,199
 4/30/2016                    10,932                          11,339
 5/31/2016                    10,953                          11,388
 6/30/2016                    10,352                          10,648
 7/31/2016                    11,029                          11,339
 8/31/2016                    11,169                          11,436
 9/30/2016                    11,444                          11,710
10/31/2016                    11,108                          11,275
11/30/2016                    10,689                          10,816
12/31/2016                    11,239                          11,388
 1/31/2017                    11,732                          11,833
 2/28/2017                    11,851                          11,968
 3/31/2017                    12,360                          12,465
 4/30/2017                    13,117                          13,232
 5/31/2017                    13,839                          13,945
 6/30/2017                    13,839                          13,876
 7/31/2017                    14,364                          14,505
 8/31/2017                    14,395                          14,629
 9/30/2017                    14,876                          15,129              Past performance is not predictive of
10/31/2017                    14,849                          15,134              future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE           TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS         YEARS               redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  33.68%        16.55%        4.03%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
           S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
           OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                --------------------------        ----------------------------
10/31/2007                $10,000                          $10,000
11/30/2007                  9,267                            9,204
12/31/2007                  8,809                            8,841
 1/31/2008                  8,449                            8,322
 2/29/2008                  8,408                            8,425
 3/31/2008                  8,428                            8,344
 4/30/2008                  8,480                            8,492
 5/31/2008                  8,160                            8,145
 6/30/2008                  7,296                            7,323
 7/31/2008                  7,066                            7,124
 8/31/2008                  6,825                            6,916
 9/30/2008                  6,324                            6,213
10/31/2008                  4,369                            4,427
11/30/2008                  4,066                            4,131
12/31/2008                  4,235                            4,257
 1/31/2009                  3,793                            3,851
 2/28/2009                  3,287                            3,350
 3/31/2009                  3,513                            3,548
 4/30/2009                  3,869                            3,954
 5/31/2009                  4,386                            4,394
 6/30/2009                  4,483                            4,498
 7/31/2009                  4,882                            4,900
 8/31/2009                  5,421                            5,497
 9/30/2009                  5,765                            5,870
10/31/2009                  5,647                            5,778
11/30/2009                  5,712                            5,782
12/31/2009                  5,803                            5,881
 1/31/2010                  5,586                            5,690
 2/28/2010                  5,610                            5,668
 3/31/2010                  5,803                            5,865
 4/30/2010                  5,851                            5,934
 5/31/2010                  5,237                            5,282
 6/30/2010                  5,249                            5,303
 7/31/2010                  5,863                            5,880
 8/31/2010                  5,875                            5,897
 9/30/2010                  6,441                            6,463
10/31/2010                  6,718                            6,727
11/30/2010                  6,296                            6,314
12/31/2010                  6,853                            6,875
 1/31/2011                  6,880                            6,874
 2/28/2011                  7,166                            7,151
 3/31/2011                  7,180                            7,169
 4/30/2011                  7,631                            7,614
 5/31/2011                  7,590                            7,572
 6/30/2011                  7,535                            7,498
 7/31/2011                  7,412                            7,391
 8/31/2011                  7,112                            7,085
 9/30/2011                  6,197                            6,212
10/31/2011                  6,689                            6,722
11/30/2011                  6,552                            6,445
12/31/2011                  6,321                            6,283
 1/31/2012                  6,754                            6,690
 2/29/2012                  6,985                            6,959
 3/31/2012                  7,072                            6,985
 4/30/2012                  7,216                            7,153
 5/31/2012                  6,798                            6,687
 6/30/2012                  7,245                            7,144
 7/31/2012                  7,577                            7,532
 8/31/2012                  7,692                            7,603
 9/30/2012                  7,866                            7,805
10/31/2012                  8,183                            8,093
11/30/2012                  8,241                            8,149
12/31/2012                  8,433                            8,289
 1/31/2013                  8,564                            8,502
 2/28/2013                  8,629                            8,578
 3/31/2013                  8,972                            8,904
 4/30/2013                  9,445                            9,371
 5/31/2013                  8,580                            8,525
 6/30/2013                  8,270                            8,165
 7/31/2013                  8,303                            8,182
 8/31/2013                  7,993                            7,895
 9/30/2013                  8,678                            8,571
10/31/2013                  8,939                            8,825
11/30/2013                  8,662                            8,551
12/31/2013                  8,625                            8,485
 1/31/2014                  8,470                            8,332
 2/28/2014                  8,969                            8,794
 3/31/2014                  8,951                            8,762
 4/30/2014                  9,329                            9,112
 5/31/2014                  9,604                            9,385
 6/30/2014                  9,810                            9,623
 7/31/2014                  9,793                            9,639
 8/31/2014                  9,965                            9,798
 9/30/2014                  9,312                            9,140
10/31/2014                  9,673                            9,426
11/30/2014                  9,707                            9,518
12/31/2014                  9,583                            9,413
 1/31/2015                  9,948                            9,726
 2/28/2015                 10,113                            9,902
 3/31/2015                  9,839                            9,617
 4/30/2015                 10,058                            9,829
 5/31/2015                  9,784                            9,555
 6/30/2015                  9,564                            9,314
 7/31/2015                  9,637                            9,416
 8/31/2015                  9,107                            8,886
 9/30/2015                  9,180                            8,914
10/31/2015                  9,637                            9,430
11/30/2015                  9,345                            9,133
12/31/2015                  9,236                            9,080
 1/31/2016                  9,087                            8,833
 2/29/2016                  9,273                            9,122
 3/31/2016                 10,036                            9,861
 4/30/2016                 10,371                           10,203
 5/31/2016                 10,092                            9,903
 6/30/2016                 10,222                            9,990
 7/31/2016                 10,688                           10,469
 8/31/2016                 10,427                           10,233
 9/30/2016                 10,427                           10,217
10/31/2016                  9,738                            9,551
11/30/2016                  9,273                            9,099
12/31/2016                  9,520                            9,363
 1/31/2017                  9,642                            9,451
 2/28/2017                  9,824                            9,655
 3/31/2017                  9,925                            9,702
 4/30/2017                 10,108                            9,878
 5/31/2017                 10,270                           10,075
 6/30/2017                 10,128                            9,953
 7/31/2017                 10,472                           10,264
 8/31/2017                 10,472                           10,276                Past performance is not predictive of
 9/30/2017                 10,351                           10,171                future performance.
10/31/2017                 10,270                           10,095                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS        YEARS                 Copyright 2017 S&P Dow Jones Indices
           --------------------------------------------------------------         LLC, a division of S&P Global. All rights
                                  5.46%        4.65%        0.27%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

               DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
               S&P GLOBAL REIT INDEX (NET DIVIDENDS)
               JUNE 4, 2008-OCTOBER 31, 2017

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/04/2008                   $10,000                         $10,000
 6/30/2008                     9,000                           8,970
 7/31/2008                     9,020                           8,995
 8/31/2008                     9,000                           8,979
 9/30/2008                     8,710                           8,552
10/31/2008                     6,040                           5,939
11/30/2008                     5,040                           4,955
12/31/2008                     5,632                           5,465
 1/31/2009                     4,817                           4,698
 2/28/2009                     3,982                           3,887
 3/31/2009                     4,186                           4,070
 4/30/2009                     5,051                           4,921
 5/31/2009                     5,438                           5,235
 6/30/2009                     5,408                           5,208
 7/31/2009                     5,937                           5,716
 8/31/2009                     6,670                           6,460
 9/30/2009                     7,108                           6,889
10/31/2009                     6,874                           6,673
11/30/2009                     7,159                           6,897
12/31/2009                     7,471                           7,199
 1/31/2010                     7,133                           6,884
 2/28/2010                     7,362                           7,066
 3/31/2010                     7,875                           7,557
 4/30/2010                     8,202                           7,887
 5/31/2010                     7,591                           7,270
 6/30/2010                     7,373                           7,054
 7/31/2010                     8,158                           7,772
 8/31/2010                     8,115                           7,722
 9/30/2010                     8,649                           8,231
10/31/2010                     9,031                           8,595
11/30/2010                     8,682                           8,264
12/31/2010                     9,249                           8,789
 1/31/2011                     9,448                           8,947
 2/28/2011                     9,856                           9,334
 3/31/2011                     9,786                           9,258
 4/30/2011                    10,370                           9,804
 5/31/2011                    10,428                           9,853
 6/30/2011                    10,195                           9,617
 7/31/2011                    10,218                           9,647
 8/31/2011                     9,728                           9,153
 9/30/2011                     8,583                           8,093
10/31/2011                     9,588                           9,052
11/30/2011                     9,296                           8,693
12/31/2011                     9,417                           8,843
 1/31/2012                    10,020                           9,412
 2/29/2012                    10,092                           9,489
 3/31/2012                    10,454                           9,791
 4/30/2012                    10,719                          10,055
 5/31/2012                    10,176                           9,518
 6/30/2012                    10,791                          10,090
 7/31/2012                    11,105                          10,413
 8/31/2012                    11,153                          10,448
 9/30/2012                    11,117                          10,424
10/31/2012                    11,249                          10,520
11/30/2012                    11,249                          10,526
12/31/2012                    11,599                          10,822
 1/31/2013                    11,921                          11,170
 2/28/2013                    12,037                          11,290
 3/31/2013                    12,423                          11,651
 4/30/2013                    13,182                          12,361
 5/31/2013                    12,230                          11,472
 6/30/2013                    11,921                          11,139
 7/31/2013                    11,998                          11,213
 8/31/2013                    11,316                          10,573
 9/30/2013                    11,908                          11,121
10/31/2013                    12,346                          11,548
11/30/2013                    11,805                          11,041
12/31/2013                    11,804                          11,010
 1/31/2014                    12,005                          11,195
 2/28/2014                    12,659                          11,773
 3/31/2014                    12,699                          11,783
 4/30/2014                    13,180                          12,205
 5/31/2014                    13,527                          12,519
 6/30/2014                    13,714                          12,718
 7/31/2014                    13,714                          12,724
 8/31/2014                    14,048                          13,028
 9/30/2014                    13,166                          12,200
10/31/2014                    14,195                          13,084
11/30/2014                    14,395                          13,289
12/31/2014                    14,489                          13,381
 1/31/2015                    15,321                          14,107
 2/28/2015                    15,057                          13,878
 3/31/2015                    15,071                          13,866
 4/30/2015                    14,628                          13,456
 5/31/2015                    14,447                          13,286
 6/30/2015                    13,934                          12,771
 7/31/2015                    14,461                          13,264
 8/31/2015                    13,615                          12,462
 9/30/2015                    13,934                          12,702
10/31/2015                    14,683                          13,423
11/30/2015                    14,475                          13,210
12/31/2015                    14,589                          13,323
 1/31/2016                    14,191                          12,894
 2/29/2016                    14,262                          13,015
 3/31/2016                    15,626                          14,247
 4/30/2016                    15,555                          14,194
 5/31/2016                    15,626                          14,226
 6/30/2016                    16,421                          14,885
 7/31/2016                    17,131                          15,561
 8/31/2016                    16,606                          15,049
 9/30/2016                    16,407                          14,851
10/31/2016                    15,398                          13,944
11/30/2016                    14,958                          13,559
12/31/2016                    15,546                          14,092
 1/31/2017                    15,591                          14,103
 2/28/2017                    16,040                          14,544
 3/31/2017                    15,845                          14,295
 4/30/2017                    15,950                          14,384
 5/31/2017                    15,995                          14,401
 6/30/2017                    16,129                          14,535
 7/31/2017                    16,458                          14,797
 8/31/2017                    16,503                          14,760             Past performance is not predictive of
 9/30/2017                    16,369                          14,700             future performance.
10/31/2017                    16,294                          14,545             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS       INCEPTION               Copyright 2017 S&P Dow Jones Indices
           --------------------------------------------------------------        LLC, a division of S&P Global. All rights
                                 5.82%       7.69%         5.33%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/31/2007                 $10,000                          $10,000
11/30/2007                   9,188                            9,178
12/31/2007                   8,900                            8,909
 1/31/2008                   8,313                            8,045
 2/29/2008                   8,496                            8,427
 3/31/2008                   8,574                            8,334
 4/30/2008                   8,720                            8,537
 5/31/2008                   8,912                            8,710
 6/30/2008                   8,133                            8,037
 7/31/2008                   7,772                            7,632
 8/31/2008                   7,522                            7,350
 9/30/2008                   6,439                            6,057
10/31/2008                   5,038                            4,562
11/30/2008                   4,758                            4,341
12/31/2008                   5,191                            4,630
 1/31/2009                   4,753                            4,361
 2/28/2009                   4,231                            3,963
 3/31/2009                   4,507                            4,217
 4/30/2009                   5,238                            4,867
 5/31/2009                   5,959                            5,588
 6/30/2009                   5,939                            5,655
 7/31/2009                   6,492                            6,109
 8/31/2009                   7,055                            6,580
 9/30/2009                   7,387                            6,950
10/31/2009                   7,124                            6,843
11/30/2009                   7,158                            6,896
12/31/2009                   7,242                            6,983
 1/31/2010                   7,103                            6,891
 2/28/2010                   7,035                            6,852
 3/31/2010                   7,607                            7,361
 4/30/2010                   7,702                            7,507
 5/31/2010                   6,666                            6,605
 6/30/2010                   6,532                            6,543
 7/31/2010                   7,167                            7,104
 8/31/2010                   6,833                            6,919
 9/30/2010                   7,600                            7,704
10/31/2010                   7,837                            8,022
11/30/2010                   7,614                            7,812
12/31/2010                   8,553                            8,695
 1/31/2011                   8,732                            8,740
 2/28/2011                   8,985                            8,989
 3/31/2011                   9,030                            8,981
 4/30/2011                   9,418                            9,426
 5/31/2011                   9,095                            9,165
 6/30/2011                   8,896                            8,967
 7/31/2011                   8,725                            8,918
 8/31/2011                   7,895                            8,213
 9/30/2011                   6,964                            7,270
10/31/2011                   7,494                            7,860
11/30/2011                   7,252                            7,466
12/31/2011                   7,059                            7,320
 1/31/2012                   7,766                            7,925
 2/29/2012                   8,228                            8,374
 3/31/2012                   8,239                            8,318
 4/30/2012                   8,010                            8,275
 5/31/2012                   6,991                            7,303
 6/30/2012                   7,336                            7,555
 7/31/2012                   7,315                            7,613
 8/31/2012                   7,584                            7,832
 9/30/2012                   7,938                            8,203
10/31/2012                   8,012                            8,243
11/30/2012                   8,123                            8,285
12/31/2012                   8,630                            8,600
 1/31/2013                   9,073                            9,014
 2/28/2013                   9,127                            9,046
 3/31/2013                   9,313                            9,222
 4/30/2013                   9,577                            9,490
 5/31/2013                   9,388                            9,267
 6/30/2013                   9,103                            8,901
 7/31/2013                   9,781                            9,457
 8/31/2013                   9,661                            9,440
 9/30/2013                  10,597                           10,233
10/31/2013                  11,040                           10,535
11/30/2013                  11,057                           10,549
12/31/2013                  11,425                           10,797
 1/31/2014                  11,268                           10,610
 2/28/2014                  12,042                           11,212
 3/31/2014                  12,121                           11,170
 4/30/2014                  12,071                           11,135
 5/31/2014                  12,166                           11,275
 6/30/2014                  12,357                           11,531
 7/31/2014                  11,923                           11,232
 8/31/2014                  12,002                           11,260
 9/30/2014                  11,303                           10,577
10/31/2014                  11,055                           10,310
11/30/2014                  10,975                           10,299
12/31/2014                  10,855                           10,220
 1/31/2015                  10,785                           10,129
 2/28/2015                  11,590                           10,778
 3/31/2015                  11,363                           10,632
 4/30/2015                  11,935                           11,173
 5/31/2015                  12,122                           11,240
 6/30/2015                  11,953                           11,074
 7/31/2015                  11,806                           11,058
 8/31/2015                  11,302                           10,565
 9/30/2015                  10,851                           10,185
10/31/2015                  11,421                           10,790
11/30/2015                  11,333                           10,766
12/31/2015                  11,288                           10,778
 1/31/2016                  10,454                            9,958
 2/29/2016                  10,364                           10,011
 3/31/2016                  11,197                           10,843
 4/30/2016                  11,579                           11,185
 5/31/2016                  11,488                           11,199
 6/30/2016                  10,843                           10,704
 7/31/2016                  11,624                           11,340
 8/31/2016                  11,667                           11,245
 9/30/2016                  11,986                           11,560
10/31/2016                  11,888                           11,217
11/30/2016                  11,820                           10,940
12/31/2016                  12,192                           11,243
 1/31/2017                  12,717                           11,648
 2/28/2017                  12,884                           11,872
 3/31/2017                  13,134                           12,099
 4/30/2017                  13,467                           12,527
 5/31/2017                  13,717                           12,938
 6/30/2017                  13,966                           12,980
 7/31/2017                  14,493                           13,437
 8/31/2017                  14,564                           13,550
 9/30/2017                  15,027                           13,922                Past performance is not predictive of
10/31/2017                  15,156                           14,118                future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE           TEN                 would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS         YEARS                redemption of fund shares.
           ----------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  27.49%        13.60%        4.25%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2017

                                     [CHART]


                     International Vector          MSCI World ex USA
                       Equity Portfolio          Index (net dividends)
                    ----------------------       ---------------------
 8/14/2008                  $10,000                     $10,000
 8/31/2008                   10,050                      10,052
 9/30/2008                    8,750                       8,601
10/31/2008                    6,740                       6,812
11/30/2008                    6,340                       6,442
12/31/2008                    6,798                       6,782
 1/31/2009                    6,065                       6,149
 2/28/2009                    5,392                       5,527
 3/31/2009                    5,903                       5,891
 4/30/2009                    6,919                       6,650
 5/31/2009                    7,985                       7,491
 6/30/2009                    7,932                       7,414
 7/31/2009                    8,715                       8,110
 8/31/2009                    9,274                       8,499
 9/30/2009                    9,740                       8,849
10/31/2009                    9,404                       8,707
11/30/2009                    9,608                       8,923
12/31/2009                    9,715                       9,065
 1/31/2010                    9,377                       8,640
 2/28/2010                    9,357                       8,631
 3/31/2010                   10,099                       9,187
 4/30/2010                   10,120                       9,050
 5/31/2010                    8,870                       8,051
 6/30/2010                    8,736                       7,935
 7/31/2010                    9,659                       8,668
 8/31/2010                    9,254                       8,409
 9/30/2010                   10,289                       9,216
10/31/2010                   10,684                       9,544
11/30/2010                   10,300                       9,140
12/31/2010                   11,397                       9,876
 1/31/2011                   11,660                      10,089
 2/28/2011                   12,050                      10,463
 3/31/2011                   11,881                      10,253
 4/30/2011                   12,482                      10,812
 5/31/2011                   12,071                      10,491
 6/30/2011                   11,823                      10,342
 7/31/2011                   11,545                      10,171
 8/31/2011                   10,519                       9,311
 9/30/2011                    9,260                       8,376
10/31/2011                   10,045                       9,191
11/30/2011                    9,733                       8,766
12/31/2011                    9,464                       8,670
 1/31/2012                   10,238                       9,138
 2/29/2012                   10,780                       9,641
 3/31/2012                   10,780                       9,570
 4/30/2012                   10,514                       9,407
 5/31/2012                    9,219                       8,335
 6/30/2012                    9,745                       8,881
 7/31/2012                    9,700                       8,991
 8/31/2012                   10,038                       9,248
 9/30/2012                   10,435                       9,529
10/31/2012                   10,537                       9,595
11/30/2012                   10,706                       9,797
12/31/2012                   11,253                      10,093
 1/31/2013                   11,755                      10,590
 2/28/2013                   11,652                      10,484
 3/31/2013                   11,784                      10,567
 4/30/2013                   12,218                      11,049
 5/31/2013                   11,944                      10,801
 6/30/2013                   11,564                      10,397
 7/31/2013                   12,305                      10,950
 8/31/2013                   12,213                      10,809
 9/30/2013                   13,183                      11,573
10/31/2013                   13,648                      11,961
11/30/2013                   13,682                      12,034
12/31/2013                   13,989                      12,215
 1/31/2014                   13,612                      11,722
 2/28/2014                   14,448                      12,362
 3/31/2014                   14,414                      12,306
 4/30/2014                   14,555                      12,501
 5/31/2014                   14,685                      12,694
 6/30/2014                   14,923                      12,874
 7/31/2014                   14,493                      12,645
 8/31/2014                   14,553                      12,655
 9/30/2014                   13,757                      12,135
10/31/2014                   13,505                      11,942
11/30/2014                   13,445                      12,089
12/31/2014                   13,112                      11,687
 1/31/2015                   13,015                      11,646
 2/28/2015                   13,893                      12,342
 3/31/2015                   13,649                      12,135
 4/30/2015                   14,356                      12,661
 5/31/2015                   14,393                      12,551
 6/30/2015                   14,064                      12,194
 7/31/2015                   13,990                      12,387
 8/31/2015                   13,186                      11,485
 9/30/2015                   12,594                      10,905
10/31/2015                   13,351                      11,726
11/30/2015                   13,289                      11,539
12/31/2015                   13,112                      11,332
 1/31/2016                   12,248                      10,552
 2/29/2016                   12,047                      10,405
 3/31/2016                   13,002                      11,111
 4/30/2016                   13,429                      11,468
 5/31/2016                   13,379                      11,339
 6/30/2016                   12,867                      10,994
 7/31/2016                   13,568                      11,535
 8/31/2016                   13,670                      11,546
 9/30/2016                   13,972                      11,686
10/31/2016                   13,780                      11,459
11/30/2016                   13,627                      11,275
12/31/2016                   14,009                      11,644
 1/31/2017                   14,603                      11,990
 2/28/2017                   14,732                      12,129
 3/31/2017                   15,083                      12,436
 4/30/2017                   15,483                      12,701
 5/31/2017                   15,870                      13,124
 6/30/2017                   16,041                      13,137
 7/31/2017                   16,655                      13,528
 8/31/2017                   16,734                      13,524
 9/30/2017                   17,228                      13,875           Past performance is not predictive of
10/31/2017                   17,477                      14,065           future performance.
                                                                          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE          SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS       INCEPTION           redemption of fund shares.
         -----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              26.83%      10.65%        6.25%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MAY 16, 2017-OCTOBER 31, 2017

                                          [CHART]

                International High Relative      MSCI World ex USA Index
                  Profitability Portfolio            (net dividends)
                ----------------------------    -------------------------
   5/16/2017               $10,000                       $10,000
   5/31/2017                10,050                        10,017
   6/30/2017                10,038                        10,026
   7/31/2017                10,219                        10,324
   8/31/2017                10,329                        10,322             Past performance is not predictive of
   9/30/2017                10,577                        10,590             future performance.
  10/31/2017                10,738                        10,734             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
             AVERAGE ANNUAL                            SINCE                 would pay on fund distributions or the
             TOTAL RETURN                            INCEPTION               redemption of fund shares.
             --------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                                       7.38%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2017

                                     [CHART]


                      World Ex U.S.        MSCI All Country World
                    Value Portfolio      ex USA Index (net dividends)
                   -----------------     ----------------------------
 8/23/2010              $10,000                   $10,000
 8/31/2010                9,890                     9,920
 9/30/2010               10,980                    10,906
10/31/2010               11,350                    11,278
11/30/2010               10,850                    10,843
12/31/2010               11,859                    11,692
 1/31/2011               12,122                    11,807
 2/28/2011               12,385                    12,118
 3/31/2011               12,311                    12,090
 4/30/2011               12,899                    12,681
 5/31/2011               12,433                    12,315
 6/30/2011               12,238                    12,136
 7/31/2011               11,920                    11,971
 8/31/2011               10,670                    10,945
 9/30/2011                9,314                     9,727
10/31/2011               10,261                    10,752
11/30/2011                9,880                    10,203
12/31/2011                9,590                    10,089
 1/31/2012               10,422                    10,774
 2/29/2012               10,984                    11,379
 3/31/2012               10,811                    11,222
 4/30/2012               10,436                    11,045
 5/31/2012                9,177                     9,791
 6/30/2012                9,755                    10,369
 7/31/2012                9,703                    10,515
 8/31/2012               10,041                    10,735
 9/30/2012               10,475                    11,136
10/31/2012               10,538                    11,179
11/30/2012               10,687                    11,392
12/31/2012               11,281                    11,787
 1/31/2013               11,720                    12,266
 2/28/2013               11,442                    12,137
 3/31/2013               11,460                    12,161
 4/30/2013               11,899                    12,608
 5/31/2013               11,696                    12,316
 6/30/2013               11,154                    11,782
 7/31/2013               11,796                    12,298
 8/31/2013               11,666                    12,128
 9/30/2013               12,556                    12,971
10/31/2013               13,026                    13,447
11/30/2013               12,993                    13,470
12/31/2013               13,201                    13,589
 1/31/2014               12,652                    12,972
 2/28/2014               13,289                    13,623
 3/31/2014               13,361                    13,658
 4/30/2014               13,527                    13,839
 5/31/2014               13,760                    14,108
 6/30/2014               13,969                    14,345
 7/31/2014               13,778                    14,203
 8/31/2014               13,857                    14,281
 9/30/2014               13,101                    13,590
10/31/2014               12,921                    13,455
11/30/2014               12,864                    13,552
12/31/2014               12,384                    13,064
 1/31/2015               12,293                    13,044
 2/28/2015               13,080                    13,742
 3/31/2015               12,783                    13,520
 4/30/2015               13,604                    14,203
 5/31/2015               13,490                    13,981
 6/30/2015               13,108                    13,591
 7/31/2015               12,774                    13,553
 8/31/2015               11,805                    12,517
 9/30/2015               11,128                    11,937
10/31/2015               11,916                    12,825
11/30/2015               11,696                    12,561
12/31/2015               11,357                    12,324
 1/31/2016               10,526                    11,486
 2/29/2016               10,304                    11,354
 3/31/2016               11,258                    12,278
 4/30/2016               11,728                    12,601
 5/31/2016               11,399                    12,388
 6/30/2016               11,179                    12,199
 7/31/2016               11,763                    12,802
 8/31/2016               12,026                    12,883
 9/30/2016               12,182                    13,042
10/31/2016               12,338                    12,854
11/30/2016               12,266                    12,557
12/31/2016               12,572                    12,878
 1/31/2017               13,175                    13,334
 2/28/2017               13,283                    13,547
 3/31/2017               13,588                    13,890
 4/30/2017               13,781                    14,188
 5/31/2017               14,023                    14,648
 6/30/2017               14,148                    14,694
 7/31/2017               14,821                    15,235
 8/31/2017               14,919                    15,315
 9/30/2017               15,212                    15,599                Past performance is not predictive of
10/31/2017               15,542                    15,893                future performance.
                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE         SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      INCEPTION           redemption of fund shares.
         ----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              25.97%      8.08%        6.33%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2017

                                      [CHART]


                 World Ex U.S. Targeted        MSCI All Country World ex USA
                    Value Portfolio           Small Cap Index (net dividends)
                ------------------------      -------------------------------
 11/01/2012              $10,000                        $10,000
 11/30/2012               10,120                         10,013
 12/31/2012               10,735                         10,417
  1/31/2013               11,157                         10,868
  2/28/2013               11,147                         10,925
  3/31/2013               11,278                         11,098
  4/30/2013               11,549                         11,398
  5/31/2013               11,298                         11,175
  6/30/2013               10,766                         10,607
  7/31/2013               11,376                         11,134
  8/31/2013               11,193                         11,038
  9/30/2013               12,191                         11,920
 10/31/2013               12,690                         12,289
 11/30/2013               12,629                         12,257
 12/31/2013               12,872                         12,472
  1/31/2014               12,497                         12,231
  2/28/2014               13,185                         12,888
  3/31/2014               13,404                         12,904
  4/30/2014               13,404                         12,883
  5/31/2014               13,633                         13,090
  6/30/2014               13,888                         13,374
  7/31/2014               13,616                         13,121
  8/31/2014               13,773                         13,215
  9/30/2014               12,908                         12,464
 10/31/2014               12,698                         12,170
 11/30/2014               12,571                         12,119
 12/31/2014               12,294                         11,969
  1/31/2015               12,219                         11,925
  2/28/2015               12,977                         12,575
  3/31/2015               12,710                         12,439
  4/30/2015               13,511                         13,182
  5/31/2015               13,489                         13,256
  6/30/2015               13,224                         12,964
  7/31/2015               12,816                         12,717
  8/31/2015               12,088                         12,007
  9/30/2015               11,599                         11,665
 10/31/2015               12,332                         12,356
 11/30/2015               12,170                         12,268
 12/31/2015               12,035                         12,280
  1/31/2016               11,171                         11,339
  2/29/2016               11,149                         11,377
  3/31/2016               12,256                         12,364
  4/30/2016               12,733                         12,710
  5/31/2016               12,408                         12,626
  6/30/2016               12,109                         12,256
  7/31/2016               12,909                         12,938
  8/31/2016               13,019                         12,907
  9/30/2016               13,305                         13,225
 10/31/2016               13,218                         12,877
 11/30/2016               13,042                         12,495
 12/31/2016               13,277                         12,760
  1/31/2017               14,026                         13,249
  2/28/2017               14,357                         13,598
  3/31/2017               14,724                         13,880
  4/30/2017               15,055                         14,296
  5/31/2017               15,331                         14,684
  6/30/2017               15,481                         14,746
  7/31/2017               16,127                         15,267
  8/31/2017               16,295                         15,432
  9/30/2017               16,609                         15,764                  Past performance is not predictive of
 10/31/2017               16,867                         16,058                  future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
              AVERAGE ANNUAL           ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN             YEAR          INCEPTION                   redemption of fund shares.
              ---------------------------------------------------------          MSCI data copyright MSCI 2017, all
                                      27.61%          11.03%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2017

                                  [CHART]

                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------
   4/09/2013                    $10,000                  $10,000
   4/30/2013                     10,160                   10,415
   5/31/2013                      9,890                   10,174
   6/30/2013                      9,485                    9,733
   7/31/2013                      9,971                   10,159
   8/31/2013                      9,830                   10,019
   9/30/2013                     10,575                   10,715
  10/31/2013                     10,962                   11,108
  11/30/2013                     10,952                   11,127
  12/31/2013                     11,104                   11,225
   1/31/2014                     10,653                   10,715
   2/28/2014                     11,227                   11,254
   3/31/2014                     11,309                   11,282
   4/30/2014                     11,422                   11,431
   5/31/2014                     11,597                   11,654
   6/30/2014                     11,810                   11,850
   7/31/2014                     11,592                   11,732
   8/31/2014                     11,706                   11,797
   9/30/2014                     11,072                   11,226
  10/31/2014                     10,957                   11,115
  11/30/2014                     10,916                   11,195
  12/31/2014                     10,565                   10,791
   1/31/2015                     10,565                   10,775
   2/28/2015                     11,162                   11,351
   3/31/2015                     10,968                   11,168
   4/30/2015                     11,608                   11,732
   5/31/2015                     11,534                   11,549
   6/30/2015                     11,209                   11,227
   7/31/2015                     10,976                   11,196
   8/31/2015                     10,234                   10,340
   9/30/2015                      9,847                    9,860
  10/31/2015                     10,465                   10,595
  11/30/2015                     10,348                   10,376
  12/31/2015                     10,164                   10,180
   1/31/2016                      9,533                    9,488
   2/29/2016                      9,372                    9,379
   3/31/2016                     10,212                   10,142
   4/30/2016                     10,459                   10,409
   5/31/2016                     10,319                   10,233
   6/30/2016                     10,173                   10,077
   7/31/2016                     10,705                   10,575
   8/31/2016                     10,792                   10,642
   9/30/2016                     10,993                   10,773
  10/31/2016                     10,840                   10,618
  11/30/2016                     10,610                   10,373
  12/31/2016                     10,812                   10,638
   1/31/2017                     11,295                   11,015
   2/28/2017                     11,493                   11,190
   3/31/2017                     11,793                   11,474
   4/30/2017                     12,068                   11,720
   5/31/2017                     12,376                   12,100
   6/30/2017                     12,475                   12,138
   7/31/2017                     12,965                   12,585
   8/31/2017                     13,087                   12,651
   9/30/2017                     13,340                   12,886                Past performance is not predictive of
  10/31/2017                     13,586                   13,128                future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             AVERAGE ANNUAL           ONE             SINCE                     would pay on fund distributions or the
             TOTAL RETURN             YEAR          INCEPTION                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2017, all
                                     25.33%           6.95%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2017

                                     [CHART]

                                                 MSCI All Country World
               World Core Equity Portfolio        Index (net dividends)
              ----------------------------      -------------------------
  3/07/2012              $10,000                       $10,000
  3/31/2012               10,170                        10,307
  4/30/2012               10,050                        10,189
  5/31/2012                9,400                         9,276
  6/30/2012                9,822                         9,734
  7/31/2012                9,913                         9,867
  8/31/2012               10,175                        10,082
  9/30/2012               10,465                        10,399
 10/31/2012               10,354                        10,330
 11/30/2012               10,425                        10,462
 12/31/2012               10,644                        10,699
  1/31/2013               11,175                        11,192
  2/28/2013               11,266                        11,190
  3/31/2013               11,598                        11,395
  4/30/2013               11,843                        11,720
  5/31/2013               11,986                        11,688
  6/30/2013               11,754                        11,346
  7/31/2013               12,382                        11,890
  8/31/2013               12,053                        11,642
  9/30/2013               12,609                        12,243
 10/31/2013               13,125                        12,735
 11/30/2013               13,477                        12,916
 12/31/2013               13,786                        13,138
  1/31/2014               13,260                        12,613
  2/28/2014               13,902                        13,222
  3/31/2014               14,000                        13,281
  4/30/2014               14,074                        13,407
  5/31/2014               14,359                        13,693
  6/30/2014               14,684                        13,950
  7/31/2014               14,355                        13,781
  8/31/2014               14,726                        14,086
  9/30/2014               14,116                        13,629
 10/31/2014               14,222                        13,725
 11/30/2014               14,340                        13,954
 12/31/2014               14,128                        13,685
  1/31/2015               13,902                        13,471
  2/28/2015               14,731                        14,221
  3/31/2015               14,555                        14,001
  4/30/2015               14,944                        14,407
  5/31/2015               14,987                        14,388
  6/30/2015               14,696                        14,049
  7/31/2015               14,642                        14,171
  8/31/2015               13,729                        13,200
  9/30/2015               13,239                        12,722
 10/31/2015               14,135                        13,720
 11/30/2015               14,113                        13,607
 12/31/2015               13,780                        13,362
  1/31/2016               12,967                        12,556
  2/29/2016               12,901                        12,469
  3/31/2016               13,930                        13,393
  4/30/2016               14,140                        13,591
  5/31/2016               14,173                        13,608
  6/30/2016               14,055                        13,526
  7/31/2016               14,700                        14,109
  8/31/2016               14,789                        14,156
  9/30/2016               14,929                        14,243
 10/31/2016               14,662                        14,001
 11/30/2016               14,963                        14,108
 12/31/2016               15,257                        14,412
  1/31/2017               15,719                        14,806
  2/28/2017               16,114                        15,222
  3/31/2017               16,308                        15,408
  4/30/2017               16,579                        15,648
  5/31/2017               16,828                        15,994
  6/30/2017               17,001                        16,066
  7/31/2017               17,467                        16,515
  8/31/2017               17,524                        16,579
  9/30/2017               17,890                        16,899               Past performance is not predictive of
 10/31/2017               18,347                        17,250               future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE          SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS       INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                               25.14%      12.12%       11.33%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2017

                                     [CHART]

                  Selectively Hedged Global           MSCI All Country World
                       Equity Portfolio                Index (net dividends)
                  -------------------------           -----------------------
11/14/2011               $10,000                           $10,000
11/30/2011                 9,920                             9,873
12/31/2011                 9,828                             9,853
 1/31/2012                10,533                            10,426
 2/29/2012                11,077                            10,951
 3/31/2012                11,141                            11,024
 4/30/2012                10,939                            10,898
 5/31/2012                 9,962                             9,921
 6/30/2012                10,442                            10,410
 7/31/2012                10,463                            10,553
 8/31/2012                10,748                            10,782
 9/30/2012                11,122                            11,122
10/31/2012                11,112                            11,048
11/30/2012                11,265                            11,189
12/31/2012                11,718                            11,443
 1/31/2013                12,225                            11,970
 2/28/2013                12,287                            11,968
 3/31/2013                12,576                            12,187
 4/30/2013                12,814                            12,535
 5/31/2013                12,897                            12,501
 6/30/2013                12,514                            12,135
 7/31/2013                13,114                            12,716
 8/31/2013                12,845                            12,451
 9/30/2013                13,569                            13,094
10/31/2013                14,096                            13,621
11/30/2013                14,324                            13,813
12/31/2013                14,611                            14,052
 1/31/2014                14,001                            13,490
 2/28/2014                14,675                            14,141
 3/31/2014                14,847                            14,204
 4/30/2014                14,879                            14,339
 5/31/2014                15,136                            14,644
 6/30/2014                15,500                            14,920
 7/31/2014                15,200                            14,739
 8/31/2014                15,628                            15,065
 9/30/2014                15,061                            14,576
10/31/2014                15,200                            14,679
11/30/2014                15,360                            14,924
12/31/2014                15,182                            14,636
 1/31/2015                14,958                            14,408
 2/28/2015                15,878                            15,210
 3/31/2015                15,766                            14,974
 4/30/2015                16,136                            15,409
 5/31/2015                16,226                            15,388
 6/30/2015                15,867                            15,026
 7/31/2015                15,754                            15,157
 8/31/2015                14,700                            14,118
 9/30/2015                14,172                            13,606
10/31/2015                15,148                            14,674
11/30/2015                15,204                            14,553
12/31/2015                14,728                            14,290
 1/31/2016                13,907                            13,429
 2/29/2016                13,768                            13,336
 3/31/2016                14,797                            14,324
 4/30/2016                14,948                            14,536
 5/31/2016                15,063                            14,554
 6/30/2016                14,971                            14,466
 7/31/2016                15,641                            15,090
 8/31/2016                15,792                            15,140
 9/30/2016                15,930                            15,233
10/31/2016                15,803                            14,975
11/30/2016                16,254                            15,088
12/31/2016                16,619                            15,414
 1/31/2017                17,012                            15,836
 2/28/2017                17,477                            16,280
 3/31/2017                17,679                            16,479
 4/30/2017                17,906                            16,736
 5/31/2017                18,072                            17,106
 6/30/2017                18,239                            17,183
 7/31/2017                18,656                            17,664
 8/31/2017                18,716                            17,731               Past performance is not predictive of
 9/30/2017                19,121                            18,074               future performance.
10/31/2017                19,681                            18,449               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE           SINCE                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        INCEPTION              redemption of fund shares.
          ----------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                24.54%       12.11%        12.03%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2007                $10,000                    $10,000
11/30/2007                  9,347                      9,291
12/31/2007                  9,309                      9,324
 1/31/2008                  8,496                      8,160
 2/29/2008                  8,765                      8,762
 3/31/2008                  8,491                      8,299
 4/30/2008                  9,095                      8,972
 5/31/2008                  9,148                      9,139
 6/30/2008                  8,206                      8,227
 7/31/2008                  8,097                      7,917
 8/31/2008                  7,615                      7,284
 9/30/2008                  6,552                      6,010
10/31/2008                  4,826                      4,365
11/30/2008                  4,387                      4,036
12/31/2008                  4,729                      4,351
 1/31/2009                  4,367                      4,070
 2/28/2009                  4,081                      3,841
 3/31/2009                  4,671                      4,392
 4/30/2009                  5,361                      5,123
 5/31/2009                  6,274                      5,999
 6/30/2009                  6,219                      5,918
 7/31/2009                  6,928                      6,583
 8/31/2009                  6,952                      6,560
 9/30/2009                  7,561                      7,155
10/31/2009                  7,402                      7,164
11/30/2009                  7,843                      7,472
12/31/2009                  8,123                      7,767
 1/31/2010                  7,678                      7,334
 2/28/2010                  7,771                      7,360
 3/31/2010                  8,419                      7,954
 4/30/2010                  8,467                      8,050
 5/31/2010                  7,677                      7,342
 6/30/2010                  7,689                      7,288
 7/31/2010                  8,364                      7,895
 8/31/2010                  8,168                      7,742
 9/30/2010                  9,094                      8,602
10/31/2010                  9,367                      8,852
11/30/2010                  9,154                      8,618
12/31/2010                  9,895                      9,233
 1/31/2011                  9,637                      8,983
 2/28/2011                  9,566                      8,899
 3/31/2011                 10,095                      9,422
 4/30/2011                 10,447                      9,714
 5/31/2011                 10,157                      9,460
 6/30/2011                 10,033                      9,314
 7/31/2011                  9,952                      9,273
 8/31/2011                  9,144                      8,444
 9/30/2011                  7,760                      7,213
10/31/2011                  8,728                      8,168
11/30/2011                  8,420                      7,624
12/31/2011                  8,172                      7,532
 1/31/2012                  9,049                      8,386
 2/29/2012                  9,537                      8,889
 3/31/2012                  9,286                      8,592
 4/30/2012                  9,118                      8,489
 5/31/2012                  8,134                      7,537
 6/30/2012                  8,532                      7,828
 7/31/2012                  8,601                      7,981
 8/31/2012                  8,653                      7,954
 9/30/2012                  9,136                      8,434
10/31/2012                  9,084                      8,383
11/30/2012                  9,203                      8,490
12/31/2012                  9,738                      8,905
 1/31/2013                  9,787                      9,027
 2/28/2013                  9,670                      8,914
 3/31/2013                  9,530                      8,760
 4/30/2013                  9,633                      8,827
 5/31/2013                  9,318                      8,600
 6/30/2013                  8,732                      8,053
 7/31/2013                  8,856                      8,137
 8/31/2013                  8,646                      7,997
 9/30/2013                  9,262                      8,517
10/31/2013                  9,682                      8,931
11/30/2013                  9,535                      8,800
12/31/2013                  9,434                      8,673
 1/31/2014                  8,776                      8,110
 2/28/2014                  9,092                      8,378
 3/31/2014                  9,408                      8,636
 4/30/2014                  9,463                      8,664
 5/31/2014                  9,783                      8,967
 6/30/2014                 10,052                      9,205
 7/31/2014                 10,169                      9,383
 8/31/2014                 10,482                      9,595
 9/30/2014                  9,708                      8,883
10/31/2014                  9,811                      8,988
11/30/2014                  9,712                      8,893
12/31/2014                  9,272                      8,483
 1/31/2015                  9,332                      8,534
 2/28/2015                  9,613                      8,798
 3/31/2015                  9,409                      8,673
 4/30/2015                 10,035                      9,340
 5/31/2015                  9,632                      8,966
 6/30/2015                  9,397                      8,733
 7/31/2015                  8,791                      8,128
 8/31/2015                  8,063                      7,393
 9/30/2015                  7,844                      7,170
10/31/2015                  8,316                      7,682
11/30/2015                  8,028                      7,382
12/31/2015                  7,806                      7,218
 1/31/2016                  7,474                      6,750
 2/29/2016                  7,429                      6,738
 3/31/2016                  8,409                      7,630
 4/30/2016                  8,458                      7,672
 5/31/2016                  8,125                      7,385
 6/30/2016                  8,554                      7,681
 7/31/2016                  8,993                      8,067
 8/31/2016                  9,099                      8,268
 9/30/2016                  9,213                      8,374
10/31/2016                  9,232                      8,394
11/30/2016                  8,750                      8,008
12/31/2016                  8,750                      8,025
 1/31/2017                  9,274                      8,464
 2/28/2017                  9,582                      8,723
 3/31/2017                  9,890                      8,944
 4/30/2017                 10,078                      9,139
 5/31/2017                 10,379                      9,410
 6/30/2017                 10,475                      9,504
 7/31/2017                 11,028                     10,071
 8/31/2017                 11,256                     10,296            Past performance is not predictive of
 9/30/2017                 11,146                     10,255            future performance.
10/31/2017                 11,524                     10,614            The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2017, all
                               24.83%      4.87%      1.43%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                  Emerging Markets Small Cap        MSCI Emerging Markets
                           Portfolio                Index (net dividends)
               -------------------------------      ---------------------
10/31/2007                 $10,000                        $10,000
11/30/2007                   9,198                          9,291
12/31/2007                   9,308                          9,324
 1/31/2008                   8,185                          8,160
 2/29/2008                   8,422                          8,762
 3/31/2008                   8,023                          8,299
 4/30/2008                   8,514                          8,972
 5/31/2008                   8,460                          9,139
 6/30/2008                   7,485                          8,227
 7/31/2008                   7,368                          7,917
 8/31/2008                   6,923                          7,284
 9/30/2008                   5,672                          6,010
10/31/2008                   3,951                          4,365
11/30/2008                   3,709                          4,036
12/31/2008                   4,232                          4,351
 1/31/2009                   3,906                          4,070
 2/28/2009                   3,666                          3,841
 3/31/2009                   4,171                          4,392
 4/30/2009                   5,015                          5,123
 5/31/2009                   6,164                          5,999
 6/30/2009                   6,134                          5,918
 7/31/2009                   6,912                          6,583
 8/31/2009                   6,994                          6,560
 9/30/2009                   7,577                          7,155
10/31/2009                   7,568                          7,164
11/30/2009                   8,011                          7,472
12/31/2009                   8,452                          7,767
 1/31/2010                   8,078                          7,334
 2/28/2010                   8,217                          7,360
 3/31/2010                   8,919                          7,954
 4/30/2010                   9,063                          8,050
 5/31/2010                   8,148                          7,342
 6/30/2010                   8,364                          7,288
 7/31/2010                   9,131                          7,895
 8/31/2010                   9,175                          7,742
 9/30/2010                  10,286                          8,602
10/31/2010                  10,697                          8,852
11/30/2010                  10,406                          8,618
12/31/2010                  11,004                          9,233
 1/31/2011                  10,537                          8,983
 2/28/2011                  10,226                          8,899
 3/31/2011                  10,793                          9,422
 4/30/2011                  11,361                          9,714
 5/31/2011                  11,100                          9,460
 6/30/2011                  11,010                          9,314
 7/31/2011                  11,134                          9,273
 8/31/2011                  10,076                          8,444
 9/30/2011                   8,283                          7,213
10/31/2011                   9,196                          8,168
11/30/2011                   8,747                          7,624
12/31/2011                   8,515                          7,532
 1/31/2012                   9,474                          8,386
 2/29/2012                  10,248                          8,889
 3/31/2012                   9,981                          8,592
 4/30/2012                   9,742                          8,489
 5/31/2012                   8,849                          7,537
 6/30/2012                   9,188                          7,828
 7/31/2012                   9,072                          7,981
 8/31/2012                   9,308                          7,954
 9/30/2012                   9,852                          8,434
10/31/2012                   9,813                          8,383
11/30/2012                   9,982                          8,490
12/31/2012                  10,596                          8,905
 1/31/2013                  10,791                          9,027
 2/28/2013                  10,901                          8,914
 3/31/2013                  10,850                          8,760
 4/30/2013                  11,070                          8,827
 5/31/2013                  10,910                          8,600
 6/30/2013                   9,966                          8,053
 7/31/2013                  10,012                          8,137
 8/31/2013                   9,593                          7,997
 9/30/2013                  10,294                          8,517
10/31/2013                  10,689                          8,931
11/30/2013                  10,537                          8,800
12/31/2013                  10,449                          8,673
 1/31/2014                  10,003                          8,110
 2/28/2014                  10,444                          8,378
 3/31/2014                  10,803                          8,636
 4/30/2014                  10,891                          8,664
 5/31/2014                  11,260                          8,967
 6/30/2014                  11,550                          9,205
 7/31/2014                  11,576                          9,383
 8/31/2014                  11,930                          9,595
 9/30/2014                  11,336                          8,883
10/31/2014                  11,236                          8,988
11/30/2014                  11,105                          8,893
12/31/2014                  10,763                          8,483
 1/31/2015                  10,936                          8,534
 2/28/2015                  11,218                          8,798
 3/31/2015                  11,131                          8,673
 4/30/2015                  11,921                          9,340
 5/31/2015                  11,753                          8,966
 6/30/2015                  11,350                          8,733
 7/31/2015                  10,657                          8,128
 8/31/2015                   9,612                          7,393
 9/30/2015                   9,596                          7,170
10/31/2015                  10,127                          7,682
11/30/2015                   9,919                          7,382
12/31/2015                   9,827                          7,218
 1/31/2016                   9,240                          6,750
 2/29/2016                   9,201                          6,738
 3/31/2016                  10,333                          7,630
 4/30/2016                  10,591                          7,672
 5/31/2016                  10,148                          7,385
 6/30/2016                  10,710                          7,681
 7/31/2016                  11,332                          8,067
 8/31/2016                  11,400                          8,268
 9/30/2016                  11,586                          8,374
10/31/2016                  11,540                          8,394
11/30/2016                  10,839                          8,008
12/31/2016                  10,900                          8,025
 1/31/2017                  11,535                          8,464
 2/28/2017                  12,140                          8,723
 3/31/2017                  12,516                          8,944
 4/30/2017                  12,675                          9,139
 5/31/2017                  12,722                          9,410
 6/30/2017                  12,801                          9,504
 7/31/2017                  13,337                         10,071
 8/31/2017                  13,644                         10,296            Past performance is not predictive of
 9/30/2017                  13,578                         10,255            future performance.
10/31/2017                  13,964                         10,614            The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                21.00%       7.31%       3.40%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2017

                                      [CHART]

                     Emerging Markets Value       MSCI Emerging Markets Index
                      Portfolio - Class R2             (net dividends)
                     ----------------------       ---------------------------
 1/29/2008                    $10,000                     $10,000
 1/31/2008                     10,050                       9,871
 2/29/2008                     10,450                      10,599
 3/31/2008                     10,097                      10,038
 4/30/2008                     10,872                      10,853
 5/31/2008                     10,962                      11,054
 6/30/2008                      9,677                       9,952
 7/31/2008                      9,489                       9,576
 8/31/2008                      8,674                       8,811
 9/30/2008                      7,174                       7,269
10/31/2008                      4,949                       5,280
11/30/2008                      4,569                       4,882
12/31/2008                      5,120                       5,263
 1/31/2009                      4,675                       4,923
 2/28/2009                      4,262                       4,646
 3/31/2009                      5,002                       5,313
 4/30/2009                      5,996                       6,197
 5/31/2009                      7,342                       7,256
 6/30/2009                      7,241                       7,159
 7/31/2009                      8,197                       7,964
 8/31/2009                      8,265                       7,935
 9/30/2009                      9,035                       8,655
10/31/2009                      8,823                       8,666
11/30/2009                      9,388                       9,038
12/31/2009                      9,847                       9,395
 1/31/2010                      9,297                       8,871
 2/28/2010                      9,347                       8,902
 3/31/2010                     10,147                       9,621
 4/30/2010                     10,246                       9,738
 5/31/2010                      9,147                       8,881
 6/30/2010                      9,199                       8,816
 7/31/2010                     10,085                       9,550
 8/31/2010                      9,864                       9,365
 9/30/2010                     11,031                      10,405
10/31/2010                     11,444                      10,707
11/30/2010                     11,031                      10,425
12/31/2010                     11,960                      11,169
 1/31/2011                     11,583                      10,866
 2/28/2011                     11,391                      10,764
 3/31/2011                     12,043                      11,397
 4/30/2011                     12,466                      11,751
 5/31/2011                     11,990                      11,443
 6/30/2011                     11,738                      11,267
 7/31/2011                     11,639                      11,217
 8/31/2011                     10,454                      10,214
 9/30/2011                      8,577                       8,725
10/31/2011                      9,701                       9,881
11/30/2011                      9,206                       9,222
12/31/2011                      8,875                       9,111
 1/31/2012                     10,102                      10,144
 2/29/2012                     10,714                      10,752
 3/31/2012                     10,253                      10,393
 4/30/2012                      9,918                      10,269
 5/31/2012                      8,817                       9,117
 6/30/2012                      9,214                       9,469
 7/31/2012                      9,155                       9,654
 8/31/2012                      9,279                       9,622
 9/30/2012                      9,873                      10,202
10/31/2012                      9,742                      10,140
11/30/2012                      9,849                      10,269
12/31/2012                     10,564                      10,771
 1/31/2013                     10,734                      10,920
 2/28/2013                     10,550                      10,783
 3/31/2013                     10,459                      10,597
 4/30/2013                     10,547                      10,677
 5/31/2013                     10,243                      10,403
 6/30/2013                      9,377                       9,741
 7/31/2013                      9,559                       9,842
 8/31/2013                      9,356                       9,673
 9/30/2013                     10,045                      10,302
10/31/2013                     10,497                      10,803
11/30/2013                     10,242                      10,645
12/31/2013                     10,137                      10,491
 1/31/2014                      9,424                       9,810
 2/28/2014                      9,634                      10,135
 3/31/2014                     10,060                      10,446
 4/30/2014                     10,122                      10,481
 5/31/2014                     10,533                      10,847
 6/30/2014                     10,806                      11,135
 7/31/2014                     11,008                      11,350
 8/31/2014                     11,250                      11,606
 9/30/2014                     10,328                      10,746
10/31/2014                     10,313                      10,872
11/30/2014                     10,139                      10,757
12/31/2014                      9,665                      10,262
 1/31/2015                      9,586                      10,323
 2/28/2015                      9,924                      10,643
 3/31/2015                      9,643                      10,491
 4/30/2015                     10,597                      11,298
 5/31/2015                     10,123                      10,846
 6/30/2015                      9,800                      10,564
 7/31/2015                      9,012                       9,832
 8/31/2015                      8,193                       8,943
 9/30/2015                      7,917                       8,674
10/31/2015                      8,406                       9,292
11/30/2015                      8,077                       8,930
12/31/2015                      7,831                       8,731
 1/31/2016                      7,392                       8,164
 2/29/2016                      7,434                       8,151
 3/31/2016                      8,524                       9,230
 4/30/2016                      8,753                       9,280
 5/31/2016                      8,180                       8,934
 6/30/2016                      8,625                       9,291
 7/31/2016                      9,167                       9,758
 8/31/2016                      9,334                      10,001
 9/30/2016                      9,463                      10,129
10/31/2016                      9,666                      10,153
11/30/2016                      9,326                       9,686
12/31/2016                      9,364                       9,707
 1/31/2017                      9,954                      10,239
 2/28/2017                     10,402                      10,552
 3/31/2017                     10,693                      10,819
 4/30/2017                     10,767                      11,055
 5/31/2017                     10,956                      11,382
 6/30/2017                     10,982                      11,497
 7/31/2017                     11,569                      12,182
 8/31/2017                     11,857                      12,454
 9/30/2017                     11,590                      12,404                Past performance is not predictive of
10/31/2017                     11,996                      12,839                future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE           FROM                 would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       01/29/2008              redemption of fund shares.
          ----------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                24.11%       4.25%         1.88%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                   [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
10/31/2007                  $10,000                     $10,000
11/30/2007                    9,270                       9,291
12/31/2007                    9,256                       9,324
 1/31/2008                    8,334                       8,160
 2/29/2008                    8,667                       8,762
 3/31/2008                    8,375                       8,299
 4/30/2008                    9,021                       8,972
 5/31/2008                    9,098                       9,139
 6/30/2008                    8,040                       8,227
 7/31/2008                    7,882                       7,917
 8/31/2008                    7,207                       7,284
 9/30/2008                    5,963                       6,010
10/31/2008                    4,112                       4,365
11/30/2008                    3,799                       4,036
12/31/2008                    4,263                       4,351
 1/31/2009                    3,878                       4,070
 2/28/2009                    3,549                       3,841
 3/31/2009                    4,163                       4,392
 4/30/2009                    4,981                       5,123
 5/31/2009                    6,102                       5,999
 6/30/2009                    6,027                       5,918
 7/31/2009                    6,835                       6,583
 8/31/2009                    6,885                       6,560
 9/30/2009                    7,521                       7,155
10/31/2009                    7,343                       7,164
11/30/2009                    7,810                       7,472
12/31/2009                    8,197                       7,767
 1/31/2010                    7,730                       7,334
 2/28/2010                    7,790                       7,360
 3/31/2010                    8,476                       7,954
 4/30/2010                    8,531                       8,050
 5/31/2010                    7,637                       7,342
 6/30/2010                    7,684                       7,288
 7/31/2010                    8,395                       7,895
 8/31/2010                    8,243                       7,742
 9/30/2010                    9,233                       8,602
10/31/2010                    9,549                       8,852
11/30/2010                    9,238                       8,618
12/31/2010                   10,005                       9,233
 1/31/2011                    9,693                       8,983
 2/28/2011                    9,529                       8,899
 3/31/2011                   10,077                       9,422
 4/30/2011                   10,437                       9,714
 5/31/2011                   10,038                       9,460
 6/30/2011                    9,833                       9,314
 7/31/2011                    9,749                       9,273
 8/31/2011                    8,760                       8,444
 9/30/2011                    7,187                       7,213
10/31/2011                    8,131                       8,168
11/30/2011                    7,719                       7,624
12/31/2011                    7,442                       7,532
 1/31/2012                    8,474                       8,386
 2/29/2012                    8,990                       8,889
 3/31/2012                    8,603                       8,592
 4/30/2012                    8,322                       8,489
 5/31/2012                    7,402                       7,537
 6/30/2012                    7,737                       7,828
 7/31/2012                    7,688                       7,981
 8/31/2012                    7,794                       7,954
 9/30/2012                    8,296                       8,434
10/31/2012                    8,188                       8,383
11/30/2012                    8,278                       8,490
12/31/2012                    8,883                       8,905
 1/31/2013                    9,026                       9,027
 2/28/2013                    8,874                       8,914
 3/31/2013                    8,798                       8,760
 4/30/2013                    8,876                       8,827
 5/31/2013                    8,622                       8,600
 6/30/2013                    7,896                       8,053
 7/31/2013                    8,050                       8,137
 8/31/2013                    7,878                       7,997
 9/30/2013                    8,460                       8,517
10/31/2013                    8,844                       8,931
11/30/2013                    8,630                       8,800
12/31/2013                    8,545                       8,673
 1/31/2014                    7,948                       8,110
 2/28/2014                    8,124                       8,378
 3/31/2014                    8,486                       8,636
 4/30/2014                    8,542                       8,664
 5/31/2014                    8,889                       8,967
 6/30/2014                    9,121                       9,205
 7/31/2014                    9,291                       9,383
 8/31/2014                    9,499                       9,595
 9/30/2014                    8,720                       8,883
10/31/2014                    8,710                       8,988
11/30/2014                    8,566                       8,893
12/31/2014                    8,168                       8,483
 1/31/2015                    8,101                       8,534
 2/28/2015                    8,390                       8,798
 3/31/2015                    8,152                       8,673
 4/30/2015                    8,964                       9,340
 5/31/2015                    8,565                       8,966
 6/30/2015                    8,292                       8,733
 7/31/2015                    7,626                       8,128
 8/31/2015                    6,934                       7,393
 9/30/2015                    6,703                       7,170
10/31/2015                    7,119                       7,682
11/30/2015                    6,841                       7,382
12/31/2015                    6,635                       7,218
 1/31/2016                    6,261                       6,750
 2/29/2016                    6,300                       6,738
 3/31/2016                    7,225                       7,630
 4/30/2016                    7,421                       7,672
 5/31/2016                    6,938                       7,385
 6/30/2016                    7,318                       7,681
 7/31/2016                    7,778                       8,067
 8/31/2016                    7,919                       8,268
 9/30/2016                    8,029                       8,374
10/31/2016                    8,204                       8,394
11/30/2016                    7,916                       8,008
12/31/2016                    7,951                       8,025
 1/31/2017                    8,452                       8,464
 2/28/2017                    8,838                       8,723
 3/31/2017                    9,080                       8,944
 4/30/2017                    9,146                       9,139
 5/31/2017                    9,312                       9,410
 6/30/2017                    9,337                       9,504
 7/31/2017                    9,836                      10,071
 8/31/2017                   10,082                      10,296            Past performance is not predictive of
 9/30/2017                    9,856                      10,255            future performance.
10/31/2017                   10,206                      10,614            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                24.41%       4.50%       0.20%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
 10/31/2007                    $10,000                     $10,000
 11/30/2007                      9,272                       9,291
 12/31/2007                      9,253                       9,324
  1/31/2008                      8,347                       8,160
  2/29/2008                      8,619                       8,762
  3/31/2008                      8,306                       8,299
  4/30/2008                      8,936                       8,972
  5/31/2008                      8,975                       9,139
  6/30/2008                      7,975                       8,227
  7/31/2008                      7,890                       7,917
  8/31/2008                      7,367                       7,284
  9/30/2008                      6,212                       6,010
 10/31/2008                      4,456                       4,365
 11/30/2008                      4,159                       4,036
 12/31/2008                      4,565                       4,351
  1/31/2009                      4,158                       4,070
  2/28/2009                      3,878                       3,841
  3/31/2009                      4,490                       4,392
  4/30/2009                      5,309                       5,123
  5/31/2009                      6,356                       5,999
  6/30/2009                      6,294                       5,918
  7/31/2009                      7,056                       6,583
  8/31/2009                      7,083                       6,560
  9/30/2009                      7,694                       7,155
 10/31/2009                      7,552                       7,164
 11/30/2009                      8,015                       7,472
 12/31/2009                      8,381                       7,767
  1/31/2010                      7,921                       7,334
  2/28/2010                      8,008                       7,360
  3/31/2010                      8,699                       7,954
  4/30/2010                      8,782                       8,050
  5/31/2010                      7,931                       7,342
  6/30/2010                      7,998                       7,288
  7/31/2010                      8,720                       7,895
  8/31/2010                      8,605                       7,742
  9/30/2010                      9,633                       8,602
 10/31/2010                      9,917                       8,852
 11/30/2010                      9,651                       8,618
 12/31/2010                     10,360                       9,233
  1/31/2011                     10,033                       8,983
  2/28/2011                      9,860                       8,899
  3/31/2011                     10,421                       9,422
  4/30/2011                     10,832                       9,714
  5/31/2011                     10,533                       9,460
  6/30/2011                     10,387                       9,314
  7/31/2011                     10,363                       9,273
  8/31/2011                      9,428                       8,444
  9/30/2011                      7,868                       7,213
 10/31/2011                      8,867                       8,168
 11/30/2011                      8,488                       7,624
 12/31/2011                      8,221                       7,532
  1/31/2012                      9,189                       8,386
  2/29/2012                      9,766                       8,889
  3/31/2012                      9,461                       8,592
  4/30/2012                      9,251                       8,489
  5/31/2012                      8,279                       7,537
  6/30/2012                      8,650                       7,828
  7/31/2012                      8,655                       7,981
  8/31/2012                      8,746                       7,954
  9/30/2012                      9,244                       8,434
 10/31/2012                      9,181                       8,383
 11/30/2012                      9,321                       8,490
 12/31/2012                      9,905                       8,905
  1/31/2013                      9,993                       9,027
  2/28/2013                      9,925                       8,914
  3/31/2013                      9,819                       8,760
  4/30/2013                      9,931                       8,827
  5/31/2013                      9,659                       8,600
  6/30/2013                      8,965                       8,053
  7/31/2013                      9,087                       8,137
  8/31/2013                      8,853                       7,997
  9/30/2013                      9,484                       8,517
 10/31/2013                      9,893                       8,931
 11/30/2013                      9,731                       8,800
 12/31/2013                      9,644                       8,673
  1/31/2014                      9,035                       8,110
  2/28/2014                      9,362                       8,378
  3/31/2014                      9,704                       8,636
  4/30/2014                      9,773                       8,664
  5/31/2014                     10,095                       8,967
  6/30/2014                     10,357                       9,205
  7/31/2014                     10,452                       9,383
  8/31/2014                     10,776                       9,595
  9/30/2014                     10,025                       8,883
 10/31/2014                     10,081                       8,988
 11/30/2014                      9,975                       8,893
 12/31/2014                      9,556                       8,483
  1/31/2015                      9,632                       8,534
  2/28/2015                      9,910                       8,798
  3/31/2015                      9,743                       8,673
  4/30/2015                     10,415                       9,340
  5/31/2015                     10,046                       8,966
  6/30/2015                      9,778                       8,733
  7/31/2015                      9,124                       8,128
  8/31/2015                      8,328                       7,393
  9/30/2015                      8,153                       7,170
 10/31/2015                      8,619                       7,682
 11/30/2015                      8,343                       7,382
 12/31/2015                      8,136                       7,218
  1/31/2016                      7,759                       6,750
  2/29/2016                      7,713                       6,738
  3/31/2016                      8,727                       7,630
  4/30/2016                      8,831                       7,672
  5/31/2016                      8,453                       7,385
  6/30/2016                      8,921                       7,681
  7/31/2016                      9,411                       8,067
  8/31/2016                      9,505                       8,268
  9/30/2016                      9,632                       8,374
 10/31/2016                      9,643                       8,394
 11/30/2016                      9,119                       8,008
 12/31/2016                      9,141                       8,025
  1/31/2017                      9,700                       8,464
  2/28/2017                     10,079                       8,723
  3/31/2017                     10,392                       8,944
  4/30/2017                     10,576                       9,139
  5/31/2017                     10,782                       9,410
  6/30/2017                     10,878                       9,504
  7/31/2017                     11,413                      10,071
  8/31/2017                     11,678                      10,296           Past performance is not predictive of
  9/30/2017                     11,590                      10,255           future performance.
 10/31/2017                     11,959                      10,614           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                24.02%       5.43%       1.80%               rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

    Russell 3000(R) Index............................................ 23.98%
    Russell Microcap(R) Index (micro-cap stocks)..................... 29.52%
    Russell 2000(R) Index (small-cap stocks)......................... 27.85%
    Russell 1000(R) Index (large-cap stocks)......................... 23.67%
    Dow Jones U.S. Select REIT Index/SM/.............................  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

    Russell 2000(R) Value Index (small-cap value stocks)............. 24.81%
    Russell 2000(R) Growth Index (small-cap growth stocks)........... 31.00%
    Russell 1000(R) Value Index (large-cap value stocks)............. 17.78%
    Russell 1000(R) Growth Index (large-cap growth stocks)........... 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2017, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2017, the total return was 23.53% for the Portfolio and 23.63% for the S&P 500(R) Index, the Portfolio's benchmark. Relative to the benchmark, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was less than the financing cost of the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller total market capitalization large company stocks, low relative price (value) stocks, and higher-profitability stocks relative to the U.S. large-cap universe. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 850 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.16% for the Portfolio and 23.67% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-cap stocks for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than those stocks 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.11% for the Portfolio and 17.78% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller stocks within the large-cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among large-cap value stocks, the Master Fund's greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability and the Master Fund's greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,400 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 23.32% for the Portfolio's Class R1 shares, 23.17% for the Portfolio's Class R2 shares, 23.46% for the Portfolio's Institutional Class shares, and 24.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With mid-cap stocks underperforming smaller stocks for the year, the Portfolio's inclusion of mid-caps detracted from performance relative to the benchmark. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks generally underperformed higher relative price (growth) stocks for the period. The Portfolio's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.67% for the Portfolio and 24.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater emphasis on low relative price (value) stocks detracted from performance relative to the benchmark, as among small caps, deeper value stocks generally underperformed higher relative price (growth) stocks for the period. The Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark for the year.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.93% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. Additionally, the Portfolio's greater emphasis on small-cap stocks had a positive impact on relative performance, as small-caps generally outperformed large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.36% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks contributed positively to relative performance, as small-caps generally outperformed large-caps for the period. Additionally, the Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.73% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks had a positive impact on relative performance, as small-caps generally outperformed large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) benefited performance relative to the benchmark, as REITs underperformed the benchmark.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.21% for the Portfolio and 27.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's general exclusion of stocks with low profitability and high relative price detracted from performance relative to the benchmark, as those stocks outperformed for the year. This was partially offset by the Portfolio's general exclusion of real estate investment trusts (REITs), as REITs underperformed.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of the smallest U.S. stocks and generally invests in smaller market cap securities than the U.S. Small Cap Portfolio. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 28.91% for the Portfolio and 27.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With micro-cap stocks outperforming small-cap stocks for the year, the Portfolio's emphasis on micro-caps contributed positively to performance relative to the benchmark. Conversely, the Portfolio's general exclusion of stocks with low profitability and high relative price detracted from relative performance, as those stocks outperformed for the year. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

   The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 240 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   From inception on May 16, 2017, through October 31, 2017, total returns were 9.84% for the Portfolio and 8.20% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2017, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 5.86% for the Portfolio, 23.63% for the S&P 500(R) Index, and 3.94% for the Dow Jones U.S. Select REIT Index/SM/, the Portfolio's benchmarks. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than by the behavior of a limited number of securities. The Portfolio's outperformance was primarily driven by differences in REIT eligibility between the Portfolio and the benchmark, most notably among data center REITs.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
-                                                                 ----------------------
MSCI World ex USA Index..........................................         22.74%
MSCI World ex USA Small Cap Index................................         25.86%
MSCI World ex USA Value Index....................................         23.05%
MSCI World ex USA Growth Index...................................         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
-                                                                 ----------------------
MSCI Emerging Markets Index......................................         26.45%
MSCI Emerging Markets Small Cap Index............................         20.72%
MSCI Emerging Markets Value Index................................         20.70%
MSCI Emerging Markets Growth Index...............................         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2017

   Publicly traded global real estate investment trusts (REITs) had positive returns for the period. REITs generally underperformed developed non-U.S., U.S., and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance for the period but underperformed non-U.S. REITs. Among larger REIT markets, the U.K., Singapore, and Hong Kong were among the strongest performers, while Japanese REITs lagged. At the industry level, hotel and resort REITs were the strongest performers, while retail REITs were the weakest.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                            RETURN IN U.S. DOLLARS
             -                              ----------------------
             S&P Global ex U.S. REIT Index.         5.70%
             S&P Global REIT Index.........         4.31%

----------
Source: Returns are of Standard and Poor's (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2017. All rights reserved.

   For portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalization large company stocks, low relative

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price (value) stocks, and higher-profitability stocks relative to the international large-cap universe. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. As of October 31, 2017, the Portfolio held approximately 1,400 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 23.79% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. Within the large cap universe, smaller stocks outperformed for the period. As a result, the Portfolio's greater emphasis on the smaller large cap stocks contributed positively to performance relative to the benchmark. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 5,300 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.02% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of and greater emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks), as small-caps generally outperformed large-caps in developed markets outside the U.S. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Funds collectively held approximately 4,500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.54% for the Portfolio and 25.86% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. At the sector level, the Master Funds generally exclude real estate investment trusts (REITs). This exclusion contributed positively to the Master Funds' performance relative to the benchmark, as REITs underperformed most other sectors for the period. The Master Funds' exclusion of companies with the lowest profitability and highest relative price also benefited relative performance, as those companies underperformed for the period. At the country level, the Master Funds' greater emphasis on micro-cap securities had a positive impact in Japan.

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GLOBAL SMALL COMPANY PORTFOLIO

   The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of six Master Funds and one portfolio (which shall be collectively referred to below as the "Underlying Funds") managed by Dimensional that invest individually in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and Emerging Markets. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held approximately 10,400 securities in 42 eligible developed and emerging markets. In general, average cash exposure throughout the period since the Portfolio launched was less than 1% of the Portfolio's assets.

   From the Portfolio's inception on January 18, 2017, through to October 31, 2017, total returns were 15.30% for the Portfolio and 17.01% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited number of stocks. During this shortened reporting period, securities with smaller market capitalizations generally underperformed those with larger market capitalizations. The Underlying Funds' greater emphasis on micro- and smaller-cap securities in the U.S. was the primary driver of underperformance relative to the benchmark. The Underlying Funds' general exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs underperformed the benchmark for the period.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held over 1,700 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 26.56% for the Portfolio and 21.15% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocation to micro-cap stocks benefited performance relative to the benchmark, as micro-caps generally outperformed other small-cap stocks in Japan. At the sector level, the Master Fund generally excludes real estate investment trusts (REITs). This exclusion also contributed positively to the Portfolio's relative performance, as REITs underperformed most other sectors for the period.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 15.70% for the Portfolio and 16.75% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific

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



equity markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on micro-cap stocks and consequent lesser allocation to other small-cap stocks detracted from performance relative to the benchmark, as micro-cap stocks generally underperformed in Asia Pacific equity markets. The Master Fund's exclusion of companies with the lowest profitability and highest relative price contributed positively to relative performance, as those companies underperformed for the period.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 330 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 29.28% for the Portfolio and 32.13% for the MSCI UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. By design, the Master Fund provides consistent and diversified exposure to small companies in the U.K. Due to differences in methodology, the Master Fund may invest in or hold small-cap securities with higher market capitalizations that the benchmark does not hold. The Master Fund's holdings of these securities underperformed for the period and detracted from the Master Fund's performance relative to the benchmark. Additionally, the Master Fund may exclude securities that are included in the benchmark but listed on exchanges not yet approved for investment by Dimensional. The Master Fund's exclusion of these securities also detracted from relative performance, as those stocks generally outperformed for the period. The Master Fund's general exclusions of real estate investment trusts (REITs) and companies with the lowest profitability and highest relative price contributed positively to relative performance, as those securities generally underperformed for the period.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 33.68% for the Portfolio and 34.23% for the MSCI Europe ex UK Small Cap Index (net dividends), the Portfolio's benchmark. Due to differences in methodology, the Master Fund and the benchmark may have different definitions for the maximum market capitalization of small-cap securities on a country-by-country basis. As a result, the Master Fund and the benchmark may invest in or hold small-cap securities that the other does not hold. Differences in holdings of these securities detracted from the Master Fund's performance relative to the benchmark. The Master Fund's exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as those securities underperformed for the period.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2017, the Portfolio held approximately 300 securities in 21 approved developed ex U.S. and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 5.46% for the Portfolio and 5.70% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in international real estate securities markets rather than by the behavior of a limited number of stocks. The Portfolio's lesser allocation to Spain detracted from performance relative to the benchmark, as did holdings differences among diversified REITs. These holdings differences were due to methodology differences between the Portfolio and the benchmark. Withholding tax rate differences between the Portfolio and the benchmark had a positive impact on relative performance for the period.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in developed and emerging markets. As of October 31, 2017, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2017, the Portfolio held, either directly or through the underlying portfolios, approximately 440 securities in 22 approved developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 5.82% for the Portfolio and 4.31% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. At the country level, holdings differences between the Portfolio and the benchmark in the U.S. contributed positively to relative performance. These holdings differences were primarily driven by differences in REIT eligibility between the Portfolio and the benchmark, most notably among data center REITs. Withholding tax rate differences between the Portfolio and the benchmark also had a positive impact on relative performance for the period.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held over 2,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 27.49% for the Portfolio and 25.86% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. At the sector level, the Portfolio generally excludes real estate investment trusts (REITs). This exclusion benefited the Portfolio's performance relative to the benchmark, as REITs underperformed most other sectors for the period. At the country level, the Portfolio's greater focus on small-caps and micro-caps had a positive impact in Japan.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.83% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of and greater emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of

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



large- and mid-cap stocks), as small-caps generally outperformed large-caps in developed markets outside the U.S. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

   The International High Relative Profitability Portfolio seeks to capture the returns of developed ex U.S. large-cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 480 securities in 22 eligible developed markets. In general, average cash exposure since inception was less than 1% of the Portfolio's assets.

   From inception on May 16, 2017, through October 31, 2017, total returns were 7.38% for the Portfolio and 7.34% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With mid-cap stocks generally outperforming large-cap stocks for the period, the Portfolio's emphasis on mid-cap stocks contributed positively to performance relative to the benchmark. This was partially offset by the Portfolio's focus on stocks with high profitability, as these stocks generally underperformed for the period and detracted from relative performance.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held approximately 5,000 securities in 41 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.97% for the Portfolio and 23.64% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks in developed ex U.S. markets for the period, the Underlying Funds' focus on value stocks contributed positively to the Portfolio's performance relative to the benchmark. The Underlying Funds' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in developed ex U.S. and emerging markets. Value is measured primarily by book-to-market ratio. The World ex U.S. Targeted Value Portfolio may also consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 4,400 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 27.61% for the Portfolio and 24.70% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. Within the small cap universe, high-profitability stocks generally outperformed low-profitability stocks for the period. As a result, the Portfolio's greater emphasis on high-profitability stocks contributed positively to performance relative to the

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benchmark. At the sector level, the Portfolio generally excludes real estate investment trusts (REITs). This exclusion also had a positive impact on the Portfolio's relative performance, as REITs underperformed most other sectors for the period.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 8,300 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.33% for the Portfolio and 23.64% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With developed ex U.S. small-caps generally outperforming large-caps for the period, the Portfolio's inclusion of and emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2017, total returns were 25.14% for the Portfolio and 23.20% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With U.S. and developed ex U.S. small-caps generally outperforming large-caps for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks contributed positively to Portfolio's performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Underlying Funds' general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2017, total returns were 24.54% for the Portfolio and 23.20% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets (rather than by the behavior of a limited group of stocks in a particular industry or country) and by the effect of the Portfolio's currency hedging activity. With U.S. and developed ex U.S. small-caps generally outperforming large for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks contributed positively to Portfolio's performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Underlying Funds' general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark. The Portfolio's strategy of selectively hedging foreign currency exposure slightly detracted from relative performance, as the U.S. dollar generally depreciated against the currencies that it had hedged and the benchmark does not hedge currency exposure.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalization large company stocks, low relative price (value) stocks, and higher-profitability stocks relative to the emerging markets large-cap universe. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. As of October 31, 2017, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 24.83% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller market cap stocks within the large-cap space detracted from the Portfolio's performance relative to the benchmark (which is composed of mostly mid- and large-cap stocks), as smaller stocks within the large-cap space generally underperformed other large-caps for the period. At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Master Fund's lack of exposure to Qatar and the U.A.E., (both of which were included in the benchmark) contributed positively to relative performance, as those countries underperformed.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 4,000 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 21.00% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-caps generally underperforming large-caps for the year, the Master Fund's focus on small-caps was the primary driver of the Portfolio's underperformance relative to the benchmark (which is composed of mostly mid- and large-cap stocks). At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 2,400 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 24.11% for the Portfolio's Class R2 shares, 24.41% for the Portfolio's Institutional
Class shares, and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) underperforming high relative price (growth) stocks among large-caps for the period, the Master Fund's focus on value stocks had a negative impact on performance relative to the style-neutral benchmark. At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. The Master Fund's greater focus on value securities in India had a positive impact on relative performance, as these securities outperformed.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 4,800 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.02% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of and greater emphasis on small-cap stocks were the primary drivers of underperformance relative to the benchmark (which is mostly composed of large- and mid-cap stocks), as small-caps generally underperformed larger company securities for the period. Additionally, with low relative price (value) stocks generally underperforming high relative price (growth) stocks in emerging markets, the Portfolio's greater emphasis on value stocks detracted from relative performance. At the country level, the Portfolio's lesser allocation to China also detracted from relative performance, as China was among the stronger performers in the benchmark for the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2017
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/17  10/31/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,090.00    0.15%    $0.79
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.45    0.15%    $0.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/17  10/31/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,088.40    0.18%    $0.95
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.30    0.18%    $0.92

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,077.50    0.27%    $1.41
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,058.80    0.47%    $2.44
    Class R2 Shares................. $1,000.00 $1,057.80    0.62%    $3.22
    Institutional Class Shares...... $1,000.00 $1,059.30    0.37%    $1.92
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.84    0.47%    $2.40
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,059.00    0.52%    $2.70
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,089.10    0.19%    $1.00
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,082.30    0.22%    $1.15
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,071.40    0.32%    $1.67
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                BEGINNING  ENDING              EXPENSES
                                                 ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                  VALUE    VALUE     EXPENSE    DURING
                                                05/01/17  10/31/17    RATIO*   PERIOD*
                                                --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,065.50    0.37%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,023.34    0.37%    $1.89

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,083.90    0.52%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,022.58    0.52%    $2.65

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO****
----------------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,098.40    0.25%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,021.86    0.25%    $1.16

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,021.20    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.30    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,113.20    0.23%    $1.23
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.05    0.23%    $1.17

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,125.70    0.29%    $1.55
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,023.74    0.29%    $1.48

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,123.90    0.53%    $2.84
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,022.53    0.53%    $2.70

GLOBAL SMALL COMPANY PORTFOLIO***
---------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,090.80    0.52%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,022.58    0.52%    $2.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/17  10/31/17    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,184.10    0.53%    $2.92
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.53    0.53%    $2.70

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,103.80    0.54%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.48    0.54%    $2.75

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,073.40    0.59%    $3.08
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.23    0.59%    $3.01

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,132.00    0.56%    $3.01
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.38    0.56%    $2.85

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.00    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.79    0.28%    $1.43

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO*****
------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,021.60    0.24%    $1.22
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,024.00    0.24%    $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,125.40    0.68%    $3.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.78    0.68%    $3.47

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,128.80    0.49%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.74    0.49%    $2.50

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                         BEGINNING  ENDING              EXPENSES
                                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                           VALUE    VALUE     EXPENSE    DURING
                                                         05/01/17  10/31/17    RATIO*   PERIOD*
                                                         --------- --------- ---------- --------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO****
-------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,000.00    0.32%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,021.54    0.32%    $1.49

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,127.80    0.51%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,022.63    0.51%    $2.60

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,120.30    0.65%    $3.47
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,021.93    0.65%    $3.31

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,125.80    0.38%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,023.29    0.38%    $1.94

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,106.60    0.35%    $1.86
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,023.44    0.35%    $1.79

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,099.10    0.35%    $1.85
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,023.44    0.35%    $1.79

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,143.00    0.48%    $2.59
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,022.79    0.48%    $2.45

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,101.70    0.74%    $3.92
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,021.48    0.74%    $3.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/17  10/31/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares....................... $1,000.00 $1,114.10    0.82%    $4.37
 Institutional Class Shares............ $1,000.00 $1,115.80    0.57%    $3.04
Hypothetical 5% Annual Return
 Class R2 Shares....................... $1,000.00 $1,021.07    0.82%    $4.18
 Institutional Class Shares............ $1,000.00 $1,022.33    0.57%    $2.91

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,130.70    0.53%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.53    0.53%    $2.70

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
     (184), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

**** The Portfolios commenced operations on May 16, 2017. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (168), then divided by the number of days in the year
     (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the period ended October 31, 2017 to allow for comparability.

*****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
U.S. Large Cap Value Portfolio..............................              100.0%
Japanese Small Company Portfolio............................              100.0%
Asia Pacific Small Company Portfolio........................              100.0%
United Kingdom Small Company Portfolio......................              100.0%
Continental Small Company Portfolio.........................              100.0%
Emerging Markets Portfolio..................................              100.0%
Emerging Markets Small Cap Portfolio........................              100.0%
Emerging Markets Value Portfolio............................              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

 International Small Company Portfolio................................. 100.0%
 Global Small Company Portfolio........................................ 100.0%
 World ex U.S. Value Portfolio......................................... 100.0%
 World Core Equity Portfolio........................................... 100.0%
 Selectively Hedged Global Equity Portfolio............................ 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

       ENHANCED U.S. LARGE COMPANY PORTFOLIO
Corporate....................................  35.7%
Foreign Corporate............................  24.8%
Foreign Government...........................  18.5%
Government...................................  19.7%
Supranational................................   1.3%
                                              -----
                                              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          U.S. LARGE CAP EQUITY PORTFOLIO
Consumer Discretionary.......................  14.4%
Consumer Staples.............................   7.8%
Energy.......................................   5.1%
Financials...................................  14.8%
Health Care..................................  13.4%
Industrials..................................  12.2%
Information Technology.......................  23.2%
Materials....................................   4.0%
Real Estate..................................   0.2%
Telecommunication Services...................   2.3%
Utilities....................................   2.6%
                                              -----
                                              100.0%

           U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  15.9%
Consumer Staples.............................   2.5%
Energy.......................................   9.7%
Financials...................................  24.3%
Health Care..................................   5.6%
Industrials..................................  21.7%
Information Technology.......................  12.6%
Materials....................................   5.8%
Real Estate..................................   0.5%
Telecommunication Services...................   0.7%
Utilities....................................   0.7%
                                              -----
                                              100.0%

          U.S. SMALL CAP VALUE PORTFOLIO
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   4.4%
Energy.......................................   9.0%
Financials...................................  26.9%
Health Care..................................   4.8%
Industrials..................................  18.3%
Information Technology.......................  14.5%
Materials....................................   5.6%
Real Estate..................................   0.2%
Telecommunication Services...................   1.0%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 1 PORTFOLIO
Consumer Discretionary.......................  15.2%
Consumer Staples.............................   6.9%
Energy.......................................   4.8%
Financials...................................  15.8%
Health Care..................................  11.7%
Industrials..................................  13.8%
Information Technology.......................  21.9%
Materials....................................   4.7%
Real Estate..................................   0.3%
Telecommunication Services...................   2.0%
Utilities....................................   2.9%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  14.5%
Consumer Staples.............................   6.0%
Energy.......................................   5.3%
Financials...................................  19.3%
Health Care..................................  11.0%
Industrials..................................  14.6%
Information Technology.......................  19.7%
Materials....................................   5.0%
Real Estate..................................   0.4%
Telecommunication Services...................   2.2%
Utilities....................................   2.0%
                                              -----
                                              100.0%

           U.S. VECTOR EQUITY PORTFOLIO
Consumer Discretionary.......................  13.9%
Consumer Staples.............................   4.3%
Energy.......................................   6.6%
Financials...................................  24.5%
Health Care..................................   8.3%
Industrials..................................  16.9%
Information Technology.......................  15.8%
Materials....................................   5.7%
Real Estate..................................   0.5%
Telecommunication Services...................   2.4%
Utilities....................................   1.1%
                                              -----
                                              100.0%

             U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.5%
Consumer Staples.............................   4.2%
Energy.......................................   4.4%
Financials...................................  21.0%
Health Care..................................   8.4%
Industrials..................................  20.1%
Information Technology.......................  15.2%
Materials....................................   5.5%
Real Estate..................................   0.6%
Telecommunication Services...................   1.2%
Utilities....................................   3.9%
                                              -----
                                              100.0%

             U.S. MICRO CAP PORTFOLIO
Consumer Discretionary.......................  14.1%
Consumer Staples.............................   3.5%
Energy.......................................   3.4%
Financials...................................  22.1%
Health Care..................................  10.0%
Industrials..................................  22.2%
Information Technology.......................  14.0%
Materials....................................   5.5%
Real Estate..................................   1.0%
Telecommunication Services...................   1.8%
Utilities....................................   2.4%
                                              -----
                                              100.0%

    U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
Consumer Discretionary.......................  21.9%
Consumer Staples.............................  12.5%
Energy.......................................   0.8%
Financials...................................   3.4%
Health Care..................................   8.2%
Industrials..................................  19.7%
Information Technology.......................  25.4%
Materials....................................   4.8%
Telecommunication Services...................   3.0%
Utilities....................................   0.3%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       DFA REAL ESTATE SECURITIES PORTFOLIO
Real Estate Investment Trusts................ 100.0%
                                              -----
                                              100.0%

         LARGE CAP INTERNATIONAL PORTFOLIO
Consumer Discretionary.......................  13.1%
Consumer Staples.............................  10.2%
Energy.......................................   6.2%
Financials...................................  21.0%
Health Care..................................   8.8%
Industrials..................................  15.3%
Information Technology.......................   5.9%
Materials....................................  10.3%
Real Estate..................................   1.9%
Telecommunication Services...................   4.0%
Utilities....................................   3.3%
                                              -----
                                              100.0%

        INTERNATIONAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   7.0%
Energy.......................................   5.7%
Financials...................................  17.8%
Health Care..................................   5.3%
Industrials..................................  18.7%
Information Technology.......................   6.9%
Materials....................................  13.6%
Real Estate..................................   2.4%
Telecommunication Services...................   3.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Real Estate.................................. 100.0%
                                              -----
                                              100.0%

    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
Affiliated Investment Companies..............  58.6%
Real Estate..................................  41.4%
                                              -----
                                              100.0%

    DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Consumer Discretionary.......................  16.4%
Consumer Staples.............................   4.4%
Energy.......................................   5.9%
Financials...................................  19.9%
Health Care..................................   1.6%
Industrials..................................  23.9%
Information Technology.......................   5.5%
Materials....................................  16.9%
Real Estate..................................   3.2%
Telecommunication Services...................   0.6%
Utilities....................................   1.7%
                                              -----
                                              100.0%

       INTERNATIONAL VECTOR EQUITY PORTFOLIO
Consumer Discretionary.......................  15.7%
Consumer Staples.............................   6.2%
Energy.......................................   6.7%
Financials...................................  18.1%
Health Care..................................   4.6%
Industrials..................................  19.5%
Information Technology.......................   7.6%
Materials....................................  14.7%
Real Estate..................................   2.5%
Telecommunication Services...................   2.1%
Utilities....................................   2.3%
                                              -----
                                              100.0%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
Consumer Discretionary.......................  17.6%
Consumer Staples.............................  12.1%
Energy.......................................   1.9%
Financials...................................   5.8%
Health Care..................................  11.6%
Industrials..................................  21.7%
Information Technology.......................   5.9%
Materials....................................  12.6%
Real Estate..................................   0.5%
Telecommunication Services...................   7.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%

      WORLD EX U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   4.9%
Energy.......................................   5.2%
Financials...................................  17.7%
Health Care..................................   2.7%
Industrials..................................  20.6%
Information Technology.......................   7.8%
Materials....................................  16.8%
Real Estate..................................   5.0%
Telecommunication Services...................   1.0%
Utilities....................................   2.0%
                                              -----
                                              100.0%

        WORLD EX U.S. CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   7.1%
Energy.......................................   5.7%
Financials...................................  18.1%
Health Care..................................   4.8%
Industrials..................................  16.7%
Information Technology.......................  10.1%
Materials....................................  13.0%
Real Estate..................................   3.2%
Telecommunication Services...................   3.3%
Utilities....................................   3.1%
                                              -----
                                              100.0%

      EMERGING MARKETS CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  11.4%
Consumer Staples.............................   7.4%
Energy.......................................   5.5%
Financials...................................  18.2%
Health Care..................................   3.3%
Industrials..................................   9.2%
Information Technology.......................  23.0%
Materials....................................  11.0%
Real Estate..................................   3.7%
Telecommunication Services...................   3.9%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
BONDS -- (79.6%)
AUSTRALIA -- (7.5%)
ANZ New Zealand Int'l, Ltd.
    2.600%, 09/23/19.............................       2,200 $ 2,222,192
Commonwealth Bank of Australia
##  1.375%, 09/06/18.............................       3,995   3,984,854
    5.000%, 10/15/19.............................       3,000   3,164,435
National Australia Bank, Ltd.
    2.125%, 05/22/20.............................       2,941   2,940,994
Westpac Banking Corp.
    2.250%, 07/30/18.............................       3,000   3,014,965
    2.250%, 01/17/19.............................       3,200   3,215,254
Other Securities.................................               5,340,414
                                                              -----------
TOTAL AUSTRALIA..................................              23,883,108
                                                              -----------

AUSTRIA -- (2.2%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................       5,000   4,989,016
Other Securities.................................               1,980,351
                                                              -----------
TOTAL AUSTRIA....................................               6,969,367
                                                              -----------

BELGIUM -- (0.4%)
Other Securities.................................               1,204,656
                                                              -----------

CANADA -- (14.1%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       4,600   4,591,164
Canada Housing Trust No 1
##  2.000%, 12/15/19............................. CAD   4,000   3,129,618
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,200   4,769,016
Ontario, Province of Canada
    2.000%, 09/27/18.............................       2,200   2,206,283
Province of Ontario Canada
    4.400%, 04/14/20.............................       5,000   5,281,339
Quebec, Province of Canada
    4.500%, 12/01/19............................. CAD   2,500   2,052,186
Royal Bank of Canada
    2.000%, 12/10/18.............................       2,599   2,605,414
Saskatchewan, Province of Canada
    3.900%, 07/28/20............................. CAD   6,300   5,167,992
Toronto-Dominion Bank (The)
    1.950%, 01/22/19.............................       2,400   2,404,598
    2.563%, 06/24/20............................. CAD   3,000   2,362,887
Other Securities.................................              10,456,927
                                                              -----------
TOTAL CANADA.....................................              45,027,424
                                                              -----------

DENMARK -- (1.7%)
Kommunekredit
    1.250%, 08/27/18.............................       5,300   5,282,669
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
FINLAND -- (0.9%)
Other Securities.................................             $ 2,989,602
                                                              -----------

FRANCE -- (0.2%)
Other Securities.................................                 597,972
                                                              -----------

GERMANY -- (3.3%)
Other Securities.................................              10,583,693
                                                              -----------

IRELAND -- (1.2%)
Medtronic, Inc.
    2.500%, 03/15/20.............................       2,500   2,533,894
Other Securities.................................               1,218,071
                                                              -----------
TOTAL IRELAND....................................               3,751,965
                                                              -----------

JAPAN -- (4.3%)
Toyota Credit Canada, Inc.
    2.800%, 11/21/18............................. CAD   3,000   2,350,841
Toyota Motor Credit Corp.
    1.550%, 10/18/19.............................       2,500   2,486,139
Other Securities.................................               8,915,808
                                                              -----------
TOTAL JAPAN......................................              13,752,788
                                                              -----------

NETHERLANDS -- (7.2%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................       5,000   4,971,500
    1.875%, 06/11/19.............................       2,954   2,958,416
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................       4,144   4,165,363
Shell International Finance BV
    1.375%, 09/12/19.............................       3,000   2,976,990
Other Securities.................................               7,784,969
                                                              -----------
TOTAL NETHERLANDS................................              22,857,238
                                                              -----------

NORWAY -- (2.2%)
Statoil ASA
    2.250%, 11/08/19.............................       4,461   4,490,062
Other Securities.................................               2,396,159
                                                              -----------
TOTAL NORWAY.....................................               6,886,221
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.2%)
Council Of Europe Development Bank
    1.625%, 03/10/20.............................       3,000   2,983,652
Other Securities.................................                 989,060
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               3,972,712
                                                              -----------

SWEDEN -- (0.8%)
Other Securities.................................               2,703,253
                                                              -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                    -   -------   ------
                                                         (000)
SWITZERLAND -- (0.3%)
Other Securities...................................             $1,005,258
                                                                ----------

UNITED KINGDOM -- (1.5%)
BP Capital Markets P.L.C.
     2.315%, 02/13/20..............................       2,550  2,570,236
Other Securities...................................              2,185,127
                                                                ----------
TOTAL UNITED KINGDOM...............................              4,755,363
                                                                ----------

UNITED STATES -- (30.6%)
Apple, Inc.
     1.100%, 08/02/19..............................       3,000  2,969,949
Becton Dickinson and Co.
     2.675%, 12/15/19..............................       2,100  2,121,250
Bristol-Myers Squibb Co.
     1.600%, 02/27/19..............................       2,500  2,494,951
Chevron Corp.
     2.193%, 11/15/19..............................       3,500  3,526,471
Citizens Bank NA
     2.450%, 12/04/19..............................       2,200  2,213,324
Dominion Energy, Inc.
     2.500%, 12/01/19..............................       2,000  2,013,467
Eastman Chemical Co.
     2.700%, 01/15/20..............................       2,000  2,022,724
Enterprise Products Operating LLC
     5.250%, 01/31/20..............................       2,000  2,131,948
Exelon Generation Co. LLC
     2.950%, 01/15/20..............................       2,000  2,030,641
Humana, Inc.
     2.625%, 10/01/19..............................       2,000  2,022,634
Microsoft Corp.
     1.850%, 02/06/20..............................       3,000  3,001,244
Pfizer, Inc.
     2.100%, 05/15/19..............................       3,000  3,017,097
Ryder System, Inc.
     2.450%, 09/03/19..............................       2,000  2,014,220

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                    -   -------    ------
                                                         (000)
UNITED STATES -- (Continued)
Scripps Networks Interactive, Inc.
      2.750%, 11/15/19.............................       2,000 $  2,018,514
Time Warner, Inc.
      4.875%, 03/15/20.............................       2,000    2,120,025
Tyson Foods, Inc.
      2.650%, 08/15/19.............................       2,000    2,020,207
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................       2,000    2,016,760
Other Securities...................................               58,054,163
                                                                ------------
TOTAL UNITED STATES................................               97,809,589
                                                                ------------
TOTAL BONDS........................................              254,032,878
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (19.5%)
U.S. Treasury Notes
      0.875%, 09/15/19.............................       3,600    3,552,328
#     1.125%, 03/31/20.............................      22,700   22,408,270
      1.500%, 05/15/20.............................       3,500    3,483,457
      1.375%, 05/31/20.............................       2,500    2,480,078
      1.625%, 06/30/20.............................      28,500   28,436,543
Other Securities...................................                1,977,734
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS....................               62,338,410
                                                                ------------
TOTAL INVESTMENT SECURITIES........................              316,371,288
                                                                ------------

                                                        SHARES
                                                    -   ------       -
SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@  DFA Short Term Investment Fund...............     261,629    3,027,311
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $320,452,313)..............................              $319,398,599
                                                                ============

At October 31, 2017, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                         UNREALIZED
                                                                          FOREIGN
                                                                          EXCHANGE
                                                        SETTLEMENT      APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD    COUNTERPARTY           DATE        (DEPRECIATION)
------------------ -------------- -----------------     ----------     --------------
USD   29,525,577   CAD 36,929,390 Barclays Capital       11/20/17         $895,808
                                                                          --------
                                                    TOTAL APPRECIATION    $895,808
                                                                          ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At October 31, 2017, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   2,516    12/15/17  $309,103,790 $323,645,660  $14,541,870
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..                      $309,103,790 $323,645,660  $14,541,870
                                               ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ---------------------------------------------
                                              LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                            ----------- ------------ ------- ------------
Bonds......................................
 Australia.................................          -- $ 23,883,108   --    $ 23,883,108
 Austria...................................          --    6,969,367   --       6,969,367
 Belgium...................................          --    1,204,656   --       1,204,656
 Canada....................................          --   45,027,424   --      45,027,424
 Denmark...................................          --    5,282,669   --       5,282,669
 Finland...................................          --    2,989,602   --       2,989,602
 France....................................          --      597,972   --         597,972
 Germany...................................          --   10,583,693   --      10,583,693
 Ireland...................................          --    3,751,965   --       3,751,965
 Japan.....................................          --   13,752,788   --      13,752,788
 Netherlands...............................          --   22,857,238   --      22,857,238
 Norway....................................          --    6,886,221   --       6,886,221
 Supranational Organization Obligations....          --    3,972,712   --       3,972,712
 Sweden....................................          --    2,703,253   --       2,703,253
 Switzerland...............................          --    1,005,258   --       1,005,258
 United Kingdom............................          --    4,755,363   --       4,755,363
 United States.............................          --   97,809,589   --      97,809,589
U.S. Treasury Obligations..................          --   62,338,410   --      62,338,410
Securities Lending Collateral..............          --    3,027,311   --       3,027,311
Futures Contracts**........................ $14,541,870           --   --      14,541,870
Forward Currency Contracts**...............          --      895,808   --         895,808
                                            ----------- ------------   --    ------------
TOTAL...................................... $14,541,870 $320,294,407   --    $334,836,277
                                            =========== ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------     ------    ---------------
  COMMON STOCKS -- (96.5%)
  Consumer Discretionary -- (13.9%)
  *   Amazon.com, Inc...................  20,794 $ 22,983,192            1.9%
      Comcast Corp. Class A............. 316,091   11,388,759            0.9%
      Home Depot, Inc. (The)............  59,866    9,924,585            0.8%
      McDonald's Corp...................  30,670    5,119,130            0.4%
      Walt Disney Co. (The).............  84,177    8,233,352            0.7%
      Other Securities..................          116,879,847            9.7%
                                                 ------------           -----
  Total Consumer Discretionary..........          174,528,865           14.4%
                                                 ------------           -----
  Consumer Staples -- (7.5%)
      Altria Group, Inc.................  95,185    6,112,781            0.5%
      Coca-Cola Co. (The)............... 179,524    8,254,513            0.7%
      PepsiCo, Inc......................  71,845    7,919,474            0.7%
      Philip Morris International, Inc..  58,561    6,127,823            0.5%
      Procter & Gamble Co. (The)........ 122,323   10,561,368            0.9%
      Wal-Mart Stores, Inc.............. 100,286    8,755,971            0.7%
      Other Securities..................           46,858,158            3.8%
                                                 ------------           -----
  Total Consumer Staples................           94,590,088            7.8%
                                                 ------------           -----
  Energy -- (4.9%)
      Chevron Corp......................  72,058    8,350,802            0.7%
      Exxon Mobil Corp.................. 133,564   11,132,559            0.9%
      Other Securities..................           41,636,112            3.5%
                                                 ------------           -----
  Total Energy..........................           61,119,473            5.1%
                                                 ------------           -----
  Financials -- (14.2%)
      American Express Co...............  48,878    4,668,827            0.4%
      Bank of America Corp.............. 329,638    9,028,785            0.7%
  *   Berkshire Hathaway, Inc. Class B..  73,310   13,704,571            1.1%
      Citigroup, Inc.................... 103,314    7,593,579            0.6%
      JPMorgan Chase & Co............... 168,714   16,974,315            1.4%
      Wells Fargo & Co.................. 224,831   12,622,012            1.0%
      Other Securities..................          113,939,874            9.5%
                                                 ------------           -----
  Total Financials......................          178,531,963           14.7%
                                                 ------------           -----
  Health Care -- (13.0%)
      AbbVie, Inc.......................  79,854    7,206,824            0.6%
      Amgen, Inc........................  34,461    6,038,256            0.5%
      Bristol-Myers Squibb Co...........  70,325    4,336,240            0.4%
      Gilead Sciences, Inc..............  82,089    6,153,391            0.5%
      Johnson & Johnson................. 127,822   17,819,665            1.5%
      Merck & Co., Inc.................. 128,699    7,090,028            0.6%
      Pfizer, Inc....................... 333,873   11,705,587            1.0%
      UnitedHealth Group, Inc...........  45,981    9,666,126            0.8%
      Other Securities..................           92,681,526            7.5%
                                                 ------------           -----
  Total Health Care.....................          162,697,643           13.4%
                                                 ------------           -----
  Industrials -- (11.8%)
      3M Co.............................  29,427    6,773,801            0.6%
      Boeing Co. (The)..................  27,053    6,979,133            0.6%
      General Electric Co............... 278,500    5,614,560            0.5%
      Honeywell International, Inc......  37,099    5,348,192            0.4%
      Union Pacific Corp................  45,307    5,246,098            0.4%
      United Technologies Corp..........  43,205    5,174,231            0.4%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      Other Securities..............................................           $  112,783,126            9.3%
                                                                               --------------          ------
Total Industrials...................................................              147,919,141           12.2%
                                                                               --------------          ------
Information Technology -- (22.4%)
      Accenture P.L.C. Class A......................................    31,458      4,478,361            0.4%
*     Alphabet, Inc. Class A........................................    11,995     12,391,315            1.0%
*     Alphabet, Inc. Class C........................................    12,482     12,689,700            1.0%
      Apple, Inc....................................................   234,138     39,578,688            3.3%
      Cisco Systems, Inc............................................   238,546      8,146,346            0.7%
*     Facebook, Inc. Class A........................................    91,419     16,460,905            1.4%
      Intel Corp....................................................   271,088     12,331,793            1.0%
      International Business Machines Corp..........................    43,508      6,702,842            0.6%
      Mastercard, Inc. Class A......................................    48,631      7,234,834            0.6%
      Microsoft Corp................................................   328,948     27,361,895            2.3%
      NVIDIA Corp...................................................    26,473      5,474,881            0.5%
      Oracle Corp...................................................   133,683      6,804,465            0.6%
      Texas Instruments, Inc........................................    50,780      4,909,918            0.4%
#     Visa, Inc. Class A............................................    78,037      8,582,509            0.7%
      Other Securities..............................................              108,232,222            8.7%
                                                                               --------------          ------
Total Information Technology........................................              281,380,674           23.2%
                                                                               --------------          ------
Materials -- (3.9%)
      DowDuPont, Inc................................................    64,159      4,639,337            0.4%
      Other Securities..............................................               44,060,955            3.6%
                                                                               --------------          ------
Total Materials.....................................................               48,700,292            4.0%
                                                                               --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                2,828,620            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   410,018     13,797,106            1.1%
      Verizon Communications, Inc...................................   207,175      9,917,467            0.8%
      Other Securities..............................................                3,818,104            0.4%
                                                                               --------------          ------
Total Telecommunication Services....................................               27,532,677            2.3%
                                                                               --------------          ------
Utilities -- (2.5%)
      Other Securities..............................................               31,431,864            2.6%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,211,261,300           99.9%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    6,972            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,211,268,272
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 2,908,362      2,908,362            0.2%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund................................ 3,565,193     41,252,845            3.4%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,001,165,565)...........................................             $1,255,429,479          103.5%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                 -------------- ----------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  174,528,865          --   --    $  174,528,865
 Consumer Staples...............     94,590,088          --   --        94,590,088
 Energy.........................     61,119,473          --   --        61,119,473
 Financials.....................    178,531,963          --   --       178,531,963
 Health Care....................    162,697,643          --   --       162,697,643
 Industrials....................    147,919,141          --   --       147,919,141
 Information Technology.........    281,380,674          --   --       281,380,674
 Materials......................     48,700,292          --   --        48,700,292
 Real Estate....................      2,828,620          --   --         2,828,620
 Telecommunication Services.....     27,532,677          --   --        27,532,677
 Utilities......................     31,431,864          --   --        31,431,864
Rights/Warrants.................             -- $     6,972   --             6,972
Temporary Cash Investments......      2,908,362          --   --         2,908,362
Securities Lending Collateral...             --  41,252,845   --        41,252,845
                                 -------------- -----------   --    --------------
TOTAL........................... $1,214,169,662 $41,259,817   --    $1,255,429,479
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of  The DFA
    Investment Trust Company.................................. $23,733,611,877
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $23,733,611,877
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (13.5%)
#*  AutoNation, Inc....................   794,539 $   37,661,149            0.4%
#   CalAtlantic Group, Inc............. 1,269,551     62,639,646            0.6%
#   Kohl's Corp........................ 1,549,785     64,719,022            0.6%
#   Marriott Vacations Worldwide Corp..   289,641     38,122,548            0.4%
    PulteGroup, Inc.................... 3,041,882     91,956,093            0.9%
#   Toll Brothers, Inc................. 1,935,113     89,092,603            0.8%
    Other Securities...................            1,304,049,361           12.0%
                                                  --------------           -----
Total Consumer Discretionary...........            1,688,240,422           15.7%
                                                  --------------           -----
Consumer Staples -- (2.2%)
#*  Post Holdings, Inc.................   613,765     50,899,531            0.5%
    Other Securities...................              218,984,455            2.0%
                                                  --------------           -----
Total Consumer Staples.................              269,883,986            2.5%
                                                  --------------           -----
Energy -- (8.3%)
#*  CONSOL Energy, Inc................. 3,021,349     48,734,359            0.5%
#   Helmerich & Payne, Inc.............   811,786     44,088,098            0.4%
#   HollyFrontier Corp................. 1,989,315     73,505,189            0.7%
#   Murphy Oil Corp.................... 1,745,163     46,683,110            0.4%
#   Patterson-UTI Energy, Inc.......... 1,883,823     37,262,019            0.4%
#   PBF Energy, Inc. Class A........... 1,260,499     36,516,656            0.3%
*   Rice Energy, Inc................... 1,522,977     43,176,398            0.4%
#*  RSP Permian, Inc................... 1,213,663     41,762,144            0.4%
#*  Transocean, Ltd.................... 4,612,056     48,426,588            0.5%
    Other Securities...................              610,012,982            5.6%
                                                  --------------           -----
Total Energy...........................            1,030,167,543            9.6%
                                                  --------------           -----
Financials -- (20.8%)
    Assurant, Inc......................   583,134     58,692,437            0.6%
    Assured Guaranty, Ltd.............. 1,438,096     53,353,362            0.5%
    Axis Capital Holdings, Ltd.........   898,734     48,882,142            0.5%
    Hancock Holding Co.................   748,683     36,498,296            0.3%
#   Investors Bancorp, Inc............. 3,497,399     48,089,236            0.5%
#   Legg Mason, Inc.................... 1,005,115     38,375,291            0.4%
    Old Republic International Corp.... 1,963,525     39,839,922            0.4%
    PacWest Bancorp.................... 1,153,833     55,753,233            0.5%
#   People's United Financial, Inc..... 3,890,600     72,598,596            0.7%
#   Prosperity Bancshares, Inc.........   648,392     42,651,226            0.4%
#   RenaissanceRe Holdings, Ltd........   423,464     58,590,479            0.6%
    Umpqua Holdings Corp............... 2,496,330     51,074,912            0.5%
    Validus Holdings, Ltd..............   785,385     40,902,851            0.4%
    Other Securities...................            1,942,725,755           17.8%
                                                  --------------           -----
Total Financials.......................            2,588,027,738           24.1%
                                                  --------------           -----
Health Care -- (4.8%)
    Other Securities...................              593,457,006            5.5%
                                                  --------------           -----
Industrials -- (18.5%)
*   AECOM.............................. 1,450,538     50,855,862            0.5%
#   AGCO Corp..........................   929,613     63,743,563            0.6%
#   Air Lease Corp..................... 1,043,146     45,324,694            0.4%
*   Colfax Corp........................   938,343     39,138,287            0.4%
#*  Genesee & Wyoming, Inc. Class A....   579,330     41,584,307            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Jacobs Engineering Group, Inc.................................   1,288,161 $    74,983,852            0.7%
#*    JetBlue Airways Corp..........................................   2,739,112      52,453,995            0.5%
      ManpowerGroup, Inc............................................     345,864      42,638,114            0.4%
      Oshkosh Corp..................................................     455,176      41,675,915            0.4%
      Owens Corning.................................................   1,025,375      84,788,259            0.8%
*     Quanta Services, Inc..........................................   1,735,638      65,485,622            0.6%
#     Ryder System, Inc.............................................     540,258      43,804,119            0.4%
#     Trinity Industries, Inc.......................................   1,596,883      51,930,635            0.5%
      Other Securities..............................................               1,603,764,001           14.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,302,171,225           21.5%
                                                                                 ---------------          ------
Information Technology -- (10.8%)
*     Arrow Electronics, Inc........................................   1,011,843      84,579,956            0.8%
      Avnet, Inc....................................................   1,615,113      64,281,497            0.6%
#*    Cree, Inc.....................................................   1,232,546      44,001,892            0.4%
      Jabil, Inc....................................................   1,475,340      41,722,615            0.4%
      MKS Instruments, Inc..........................................     385,396      41,873,275            0.4%
#*    Tech Data Corp................................................     433,793      40,242,977            0.4%
      Other Securities..............................................               1,025,784,535            9.5%
                                                                                 ---------------          ------
Total Information Technology........................................               1,342,486,747           12.5%
                                                                                 ---------------          ------
Materials -- (5.0%)
#     Olin Corp.....................................................   1,184,056      43,253,566            0.4%
      Reliance Steel & Aluminum Co..................................     819,428      62,964,848            0.6%
      Other Securities..............................................                 513,643,800            4.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 619,862,214            5.8%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  52,666,595            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.6%)
      Other Securities..............................................                  75,791,266            0.7%
                                                                                 ---------------          ------
Utilities -- (0.6%)
      Other Securities..............................................                  75,546,176            0.7%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              10,638,300,918           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.00%)
      Other Securities..............................................                      65,408            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              10,638,366,326
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 134,565,109     134,565,109            1.3%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@  DFA Short Term Investment Fund................................ 144,392,715   1,670,768,102           15.5%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,217,506,675)..........................................               $12,443,699,537          115.9%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini
 Index(R)...........    751     12/15/17  $95,704,424 $96,604,885    $900,461
                                          ----------- -----------    --------
TOTAL FUTURES
 CONTRACTS..........                      $95,704,424 $96,604,885    $900,461
                                          =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ------------------------------------------------------
                           LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                       --------------- -------------- ------- ---------------
  Common Stocks
   Consumer
     Discretionary.... $ 1,688,240,422             --   --    $ 1,688,240,422
   Consumer
     Staples..........     269,883,986             --   --        269,883,986
   Energy.............   1,030,167,543             --   --      1,030,167,543
   Financials.........   2,588,027,738             --   --      2,588,027,738
   Health Care........     593,457,006             --   --        593,457,006
   Industrials........   2,302,171,225             --   --      2,302,171,225
   Information
     Technology.......   1,342,486,747             --   --      1,342,486,747
   Materials..........     619,862,214             --   --        619,862,214
   Real Estate........      52,666,595             --   --         52,666,595

     Telecommunication
     Services.........      75,791,266             --   --         75,791,266
   Utilities..........      75,546,176             --   --         75,546,176
  Rights/Warrants.....              -- $       65,408   --             65,408
  Temporary Cash
   Investments........     134,565,109             --   --        134,565,109
  Securities
   Lending
   Collateral.........              --  1,670,768,102   --      1,670,768,102
  Futures
   Contracts**........         900,461             --   --            900,461
                       --------------- --------------   --    ---------------
  TOTAL............... $10,773,766,488 $1,670,833,510   --    $12,444,599,998
                       =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                  ------       ------     ---------------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (13.5%)
#   Aaron's, Inc................................ 2,630,659 $   96,808,251            0.6%
#   Adtalem Global Education, Inc............... 2,165,341     80,009,350            0.5%
#   Marriott Vacations Worldwide Corp...........   677,318     89,148,595            0.6%
#*  Meritage Homes Corp......................... 1,426,415     69,466,410            0.5%
*   TopBuild Corp...............................   955,846     63,076,278            0.4%
#*  TRI Pointe Group, Inc....................... 5,761,788    101,926,030            0.7%
    Other Securities............................            1,790,700,068           11.8%
                                                           --------------           -----
Total Consumer Discretionary....................            2,291,134,982           15.1%
                                                           --------------           -----
Consumer Staples -- (3.8%)
*   Darling Ingredients, Inc.................... 6,340,472    115,713,614            0.8%
#   Fresh Del Monte Produce, Inc................ 1,800,679     80,148,222            0.5%
    Seaboard Corp...............................    18,357     80,773,003            0.5%
#*  United Natural Foods, Inc................... 1,650,193     63,977,983            0.4%
    Other Securities............................              313,393,762            2.1%
                                                           --------------           -----
Total Consumer Staples..........................              654,006,584            4.3%
                                                           --------------           -----
Energy -- (7.9%)
#   Delek US Holdings, Inc...................... 2,602,004     67,782,204            0.5%
*   Oasis Petroleum, Inc........................ 7,305,736     69,039,205            0.5%
#   Patterson-UTI Energy, Inc................... 3,240,184     64,090,839            0.4%
#   PBF Energy, Inc. Class A.................... 3,548,336    102,795,294            0.7%
#*  PDC Energy, Inc............................. 1,558,721     79,385,661            0.5%
    Other Securities............................              961,650,831            6.3%
                                                           --------------           -----
Total Energy....................................            1,344,744,034            8.9%
                                                           --------------           -----
Financials -- (23.8%)
    American Equity Investment Life Holding Co.. 3,252,117     95,969,973            0.6%
    Argo Group International Holdings, Ltd...... 1,083,224     68,188,951            0.5%
    Aspen Insurance Holdings, Ltd............... 2,072,459     88,908,491            0.6%
#   Associated Banc-Corp........................ 4,111,950    104,032,335            0.7%
#   CNO Financial Group, Inc.................... 4,510,009    108,104,916            0.7%
#   Fulton Financial Corp....................... 5,608,623    102,076,939            0.7%
#   Hancock Holding Co.......................... 1,840,989     89,748,214            0.6%
    Hanover Insurance Group, Inc. (The)......... 1,210,534    119,092,335            0.8%
    Iberiabank Corp.............................   920,024     67,851,770            0.5%
#   Kemper Corp................................. 1,712,513    109,772,083            0.7%
    MB Financial, Inc........................... 1,929,936     88,661,260            0.6%
#   Old National Bancorp........................ 4,542,920     82,681,144            0.6%
#   Selective Insurance Group, Inc.............. 1,626,522     96,940,711            0.6%
#   Sterling Bancorp............................ 4,408,451    110,431,698            0.7%
    Washington Federal, Inc..................... 3,007,914    104,675,407            0.7%
    Wintrust Financial Corp..................... 1,394,086    113,325,251            0.8%
    Other Securities............................            2,487,331,952           16.2%
                                                           --------------           -----
Total Financials................................            4,037,793,430           26.6%
                                                           --------------           -----
Health Care -- (4.2%)
    Other Securities............................              723,206,181            4.8%
                                                           --------------           -----
Industrials -- (16.2%)
#   Barnes Group, Inc........................... 1,100,530     71,633,498            0.5%
#*  Esterline Technologies Corp................. 1,083,684    102,787,427            0.7%
#   GATX Corp................................... 1,562,725     92,841,492            0.6%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     SkyWest, Inc..................................................   1,604,820 $    75,587,022            0.5%
#     Terex Corp....................................................   1,583,719      74,609,002            0.5%
*     WESCO International, Inc......................................   1,576,414      99,550,544            0.7%
      Other Securities..............................................               2,236,691,254           14.6%
                                                                                 ---------------          ------
Total Industrials...................................................               2,753,700,239           18.1%
                                                                                 ---------------          ------
Information Technology -- (12.8%)
      Brooks Automation, Inc........................................   2,091,361      71,921,905            0.5%
*     CACI International, Inc. Class A..............................     849,691     122,143,081            0.8%
#     Convergys Corp................................................   3,556,089      91,498,170            0.6%
#*    Cree, Inc.....................................................   3,155,360     112,646,352            0.8%
#     MKS Instruments, Inc..........................................     915,012      99,416,054            0.7%
*     Sanmina Corp..................................................   2,630,002      86,066,815            0.6%
#     SYNNEX Corp...................................................     572,038      77,156,485            0.5%
#*    Tech Data Corp................................................   1,090,827     101,196,021            0.7%
#     Vishay Intertechnology, Inc...................................   4,923,147     109,540,021            0.7%
      Other Securities..............................................               1,306,946,138            8.5%
                                                                                 ---------------          ------
Total Information Technology........................................               2,178,531,042           14.4%
                                                                                 ---------------          ------
Materials -- (5.0%)
#     Carpenter Technology Corp.....................................   1,553,506      77,349,064            0.5%
#     Commercial Metals Co..........................................   4,169,164      81,215,315            0.5%
      Domtar Corp...................................................   2,233,503     105,689,362            0.7%
      Other Securities..............................................                 578,577,618            3.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 842,831,359            5.6%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  28,019,920            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.9%)
      Telephone & Data Systems, Inc.................................   2,892,254      84,309,204            0.6%
      Other Securities..............................................                  66,234,325            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 150,543,529            1.0%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   6,529,786            0.0%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              15,011,041,086           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      56,422            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              15,011,097,508
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 151,577,250     151,577,250            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund................................ 158,525,066   1,834,293,538           12.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,634,568,815)..........................................               $16,996,968,296          112.1%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)........   1,070    12/15/17  $132,301,671 $137,639,450   $5,337,779
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $132,301,671 $137,639,450   $5,337,779
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,291,134,982             --   --    $ 2,291,134,982
 Consumer Staples..................     654,006,584             --   --        654,006,584
 Energy............................   1,344,744,034             --   --      1,344,744,034
 Financials........................   4,037,793,430             --   --      4,037,793,430
 Health Care.......................     723,206,181             --   --        723,206,181
 Industrials.......................   2,753,700,239             --   --      2,753,700,239
 Information Technology............   2,178,531,042             --   --      2,178,531,042
 Materials.........................     842,831,359             --   --        842,831,359
 Real Estate.......................      28,019,920             --   --         28,019,920
 Telecommunication Services........     150,543,529             --   --        150,543,529
 Utilities.........................       6,529,786             --   --          6,529,786
Rights/Warrants....................              -- $       56,422   --             56,422
Temporary Cash Investments.........     151,577,250             --   --        151,577,250
Securities Lending Collateral......              --  1,834,293,538   --      1,834,293,538
Futures Contracts**................       5,337,779             --   --          5,337,779
                                    --------------- --------------   --    ---------------
TOTAL.............................. $15,167,956,115 $1,834,349,960   --    $17,002,306,075
                                    =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
COMMON STOCKS -- (91.8%)
Consumer Discretionary -- (14.0%)
*   Amazon.com, Inc..................................................   304,071 $  336,083,595            1.6%
    Comcast Corp. Class A............................................ 4,168,335    150,185,110            0.7%
    Home Depot, Inc. (The)...........................................   864,043    143,241,049            0.7%
    McDonald's Corp..................................................   529,832     88,434,259            0.4%
    Walt Disney Co. (The)............................................   966,747     94,557,524            0.5%
    Other Securities.................................................            2,315,426,879           11.2%
                                                                                --------------           -----
Total Consumer Discretionary.........................................            3,127,928,416           15.1%
                                                                                --------------           -----
Consumer Staples -- (6.3%)
    Altria Group, Inc................................................ 1,353,494     86,921,385            0.4%
    Coca-Cola Co. (The).............................................. 2,498,932    114,900,893            0.6%
    PepsiCo, Inc..................................................... 1,024,273    112,905,613            0.6%
    Philip Morris International, Inc.................................   753,557     78,852,205            0.4%
    Procter & Gamble Co. (The)....................................... 1,258,280    108,639,895            0.5%
    Wal-Mart Stores, Inc............................................. 1,328,478    115,989,414            0.6%
    Other Securities.................................................              803,883,941            3.7%
                                                                                --------------           -----
Total Consumer Staples...............................................            1,422,093,346            6.8%
                                                                                --------------           -----
Energy -- (4.4%)
    Chevron Corp..................................................... 1,074,779    124,556,138            0.6%
    Exxon Mobil Corp................................................. 1,882,957    156,944,466            0.8%
    Other Securities.................................................              705,257,210            3.4%
                                                                                --------------           -----
Total Energy.........................................................              986,757,814            4.8%
                                                                                --------------           -----
Financials -- (14.5%)
    American Express Co..............................................   625,797     59,776,129            0.3%
    Bank of America Corp............................................. 5,824,143    159,523,277            0.8%
*   Berkshire Hathaway, Inc. Class B.................................   925,787    173,066,622            0.8%
    Citigroup, Inc................................................... 1,617,623    118,895,290            0.6%
    JPMorgan Chase & Co.............................................. 2,166,679    217,989,574            1.1%
    Wells Fargo & Co................................................. 2,883,807    161,896,925            0.8%
    Other Securities.................................................            2,355,488,788           11.2%
                                                                                --------------           -----
Total Financials.....................................................            3,246,636,605           15.6%
                                                                                --------------           -----
Health Care -- (10.7%)
    AbbVie, Inc...................................................... 1,122,837    101,336,039            0.5%
    Amgen, Inc.......................................................   359,105     62,922,378            0.3%
    Bristol-Myers Squibb Co..........................................   982,403     60,574,969            0.3%
    Gilead Sciences, Inc.............................................   965,652     72,385,274            0.4%
    Johnson & Johnson................................................ 1,332,917    185,821,959            0.9%
    Merck & Co., Inc................................................. 1,345,902     74,145,741            0.4%
    Pfizer, Inc...................................................... 3,884,990    136,207,749            0.7%
    UnitedHealth Group, Inc..........................................   600,291    126,193,174            0.6%
    Other Securities.................................................            1,582,326,287            7.5%
                                                                                --------------           -----
Total Health Care....................................................            2,401,913,570           11.6%
                                                                                --------------           -----
Industrials -- (12.6%)
    3M Co............................................................   429,595     98,888,473            0.5%
    Boeing Co. (The).................................................   406,553    104,882,543            0.5%
    Honeywell International, Inc.....................................   436,883     62,981,053            0.3%
    Union Pacific Corp...............................................   498,031     57,667,009            0.3%
    United Parcel Service, Inc. Class B..............................   492,959     57,937,471            0.3%
    United Technologies Corp.........................................   520,789     62,369,691            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 2,391,770,035           11.5%
                                                                                 ---------------          ------
Total Industrials...................................................               2,836,496,275           13.7%
                                                                                 ---------------          ------
Information Technology -- (20.1%)
      Accenture P.L.C. Class A......................................     431,332      61,404,424            0.3%
*     Alphabet, Inc. Class A........................................     113,318     117,062,027            0.6%
*     Alphabet, Inc. Class C........................................     118,989     120,968,977            0.6%
      Apple, Inc....................................................   3,913,148     661,478,538            3.2%
      Cisco Systems, Inc............................................   2,718,780      92,846,337            0.5%
*     Facebook, Inc. Class A........................................   1,183,133     213,034,928            1.0%
      Intel Corp....................................................   3,566,951     162,260,601            0.8%
      International Business Machines Corp..........................     638,815      98,415,839            0.5%
      Mastercard, Inc. Class A......................................     675,963     100,563,016            0.5%
      Microsoft Corp................................................   4,562,448     379,504,425            1.8%
      NVIDIA Corp...................................................     374,667      77,484,882            0.4%
      Oracle Corp...................................................   1,470,528      74,849,875            0.4%
      Texas Instruments, Inc........................................     713,111      68,950,703            0.3%
#     Visa, Inc. Class A............................................   1,102,774     121,283,085            0.6%
      Other Securities..............................................               2,153,517,774           10.2%
                                                                                 ---------------          ------
Total Information Technology........................................               4,503,625,431           21.7%
                                                                                 ---------------          ------
Materials -- (4.3%)
      DowDuPont, Inc................................................   1,075,397      77,761,957            0.4%
      Other Securities..............................................                 886,313,859            4.2%
                                                                                 ---------------          ------
Total Materials.....................................................                 964,075,816            4.6%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  66,680,136            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (1.9%)
#     AT&T, Inc.....................................................   5,431,922     182,784,175            0.9%
      Verizon Communications, Inc...................................   2,990,619     143,160,932            0.7%
      Other Securities..............................................                  90,887,615            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 416,832,722            2.0%
                                                                                 ---------------          ------
Utilities -- (2.7%)
      Other Securities..............................................                 598,154,026            2.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              20,571,194,157           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     400,739            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              20,571,594,896
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 204,056,177     204,056,177            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund................................ 141,806,720   1,640,845,561            7.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,441,560,554)..........................................               $22,416,496,634          108.0%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)........   1,245    12/15/17  $153,340,529 $160,150,575   $6,810,046
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $153,340,529 $160,150,575   $6,810,046
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 3,127,928,191 $          225   --    $ 3,127,928,416
 Consumer Staples..................   1,422,093,346             --   --      1,422,093,346
 Energy............................     986,757,814             --   --        986,757,814
 Financials........................   3,246,636,605             --   --      3,246,636,605
 Health Care.......................   2,401,913,570             --   --      2,401,913,570
 Industrials.......................   2,836,496,275             --   --      2,836,496,275
 Information Technology............   4,503,625,431             --   --      4,503,625,431
 Materials.........................     964,075,816             --   --        964,075,816
 Real Estate.......................      66,680,136             --   --         66,680,136
 Telecommunication Services........     416,832,722             --   --        416,832,722
 Utilities.........................     598,154,026             --   --        598,154,026
Rights/Warrants....................              --        400,739   --            400,739
Temporary Cash Investments.........     204,056,177             --   --        204,056,177
Securities Lending Collateral......              --  1,640,845,561   --      1,640,845,561
Futures Contracts**................       6,810,046             --   --          6,810,046
                                    --------------- --------------   --    ---------------
TOTAL.............................. $20,782,060,155 $1,641,246,525   --    $22,423,306,680
                                    =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (90.0%)
Consumer Discretionary -- (13.0%)
*   Amazon.com, Inc........................   127,363 $  140,771,777            0.6%
*   Charter Communications, Inc. Class A...   212,965     71,166,514            0.3%
    Comcast Corp. Class A.................. 5,784,188    208,404,294            0.9%
    General Motors Co...................... 1,628,062     69,974,105            0.3%
    Home Depot, Inc. (The).................   371,215     61,540,023            0.3%
    Time Warner, Inc.......................   819,384     80,537,253            0.4%
    Walt Disney Co. (The).................. 1,012,945     99,076,150            0.5%
    Other Securities.......................            2,498,321,148           11.0%
                                                      --------------           -----
Total Consumer Discretionary...............            3,229,791,264           14.3%
                                                      --------------           -----
Consumer Staples -- (5.4%)
    Coca-Cola Co. (The).................... 1,420,248     65,303,003            0.3%
    CVS Health Corp........................   988,292     67,727,651            0.3%
    Procter & Gamble Co. (The)............. 1,360,960    117,505,286            0.5%
    Wal-Mart Stores, Inc................... 1,856,544    162,094,857            0.7%
    Other Securities.......................              932,671,705            4.2%
                                                      --------------           -----
Total Consumer Staples.....................            1,345,302,502            6.0%
                                                      --------------           -----
Energy -- (4.8%)
    Chevron Corp........................... 1,210,314    140,263,289            0.6%
    Exxon Mobil Corp....................... 1,886,059    157,203,018            0.7%
    Other Securities.......................              891,103,013            4.0%
                                                      --------------           -----
Total Energy...............................            1,188,569,320            5.3%
                                                      --------------           -----
Financials -- (17.3%)
    American Express Co....................   809,859     77,357,732            0.4%
    Bank of America Corp................... 6,761,707    185,203,155            0.8%
*   Berkshire Hathaway, Inc. Class B.......   466,762     87,256,488            0.4%
    Citigroup, Inc......................... 1,728,038    127,010,793            0.6%
    Goldman Sachs Group, Inc. (The)........   284,073     68,882,021            0.3%
    JPMorgan Chase & Co.................... 2,971,967    299,009,600            1.3%
    U.S. Bancorp........................... 1,203,717     65,458,130            0.3%
    Wells Fargo & Co....................... 4,176,962    234,494,647            1.1%
    Other Securities.......................            3,149,595,445           13.9%
                                                      --------------           -----
Total Financials...........................            4,294,268,011           19.1%
                                                      --------------           -----
Health Care -- (9.9%)
    Aetna, Inc.............................   323,980     55,086,319            0.3%
    Amgen, Inc.............................   327,896     57,453,937            0.3%
    Gilead Sciences, Inc...................   739,161     55,407,509            0.3%
    Johnson & Johnson...................... 1,236,770    172,418,106            0.8%
    Merck & Co., Inc....................... 1,225,225     67,497,645            0.3%
    Pfizer, Inc............................ 5,076,988    177,999,199            0.8%
    UnitedHealth Group, Inc................   617,082    129,722,978            0.6%
    Other Securities.......................            1,737,802,578            7.5%
                                                      --------------           -----
Total Health Care..........................            2,453,388,271           10.9%
                                                      --------------           -----
Industrials -- (13.2%)
    Caterpillar, Inc.......................   431,816     58,640,613            0.3%
    Delta Air Lines, Inc................... 1,138,794     56,973,864            0.3%
    FedEx Corp.............................   275,432     62,195,300            0.3%
    General Electric Co.................... 3,481,279     70,182,585            0.3%
    Union Pacific Corp.....................   671,012     77,696,479            0.4%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      United Technologies Corp......................................     573,727 $    68,709,546            0.3%
      Other Securities..............................................               2,869,867,912           12.6%
                                                                                 ---------------          ------
Total Industrials...................................................               3,264,266,299           14.5%
                                                                                 ---------------          ------
Information Technology -- (17.8%)
*     Alphabet, Inc. Class A........................................      95,859      99,026,181            0.5%
*     Alphabet, Inc. Class C........................................     100,541     102,214,002            0.5%
      Apple, Inc....................................................   3,188,839     539,041,345            2.4%
      Cisco Systems, Inc............................................   4,353,001     148,654,984            0.7%
*     Facebook, Inc. Class A........................................     622,758     112,133,805            0.5%
      Intel Corp....................................................   5,141,165     233,871,596            1.0%
      International Business Machines Corp..........................     385,421      59,377,959            0.3%
*     Micron Technology, Inc........................................   1,627,340      72,107,435            0.3%
      Microsoft Corp................................................   3,269,860     271,986,955            1.2%
      NVIDIA Corp...................................................     458,835      94,891,666            0.4%
      Oracle Corp...................................................   1,362,584      69,355,526            0.3%
      QUALCOMM, Inc.................................................   1,260,628      64,304,634            0.3%
#     Visa, Inc. Class A............................................     643,473      70,769,161            0.3%
      Other Securities..............................................               2,463,137,885           10.9%
                                                                                 ---------------          ------
Total Information Technology........................................               4,400,873,134           19.6%
                                                                                 ---------------          ------
Materials -- (4.5%)
      DowDuPont, Inc................................................   1,209,038      87,425,538            0.4%
      Other Securities..............................................               1,037,239,343            4.6%
                                                                                 ---------------          ------
Total Materials.....................................................               1,124,664,881            5.0%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  91,854,809            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (1.9%)
#     AT&T, Inc.....................................................   7,787,751     262,057,821            1.2%
      Verizon Communications, Inc...................................   1,954,061      93,540,900            0.4%
      Other Securities..............................................                 124,563,289            0.5%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 480,162,010            2.1%
                                                                                 ---------------          ------
Utilities -- (1.8%)
      Other Securities..............................................                 437,419,214            1.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              22,310,559,715           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     426,743            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              22,310,986,458
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 186,958,997     186,958,997            0.8%
      DFA Short Term Investment Fund................................ 120,078,918      21,514,168            0.1%
                                                                                 ---------------          ------
TOTAL TEMPORARY CASH INVESTMENTS....................................                 208,473,165            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund................................  77,949,846   2,269,876,661           10.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,856,989,212)..........................................               $24,789,336,284          110.1%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,385    12/15/17  $170,577,395 $178,159,475   $7,582,080
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $170,577,395 $178,159,475   $7,582,080
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 3,229,790,748 $          516   --    $ 3,229,791,264
 Consumer Staples...............   1,345,302,502             --   --      1,345,302,502
 Energy.........................   1,188,569,320             --   --      1,188,569,320
 Financials.....................   4,294,268,011             --   --      4,294,268,011
 Health Care....................   2,453,388,271             --   --      2,453,388,271
 Industrials....................   3,264,266,299             --   --      3,264,266,299
 Information Technology.........   4,400,873,134             --   --      4,400,873,134
 Materials......................   1,124,664,881             --   --      1,124,664,881
 Real Estate....................      91,854,809             --   --         91,854,809
 Telecommunication Services.....     480,162,010             --   --        480,162,010
 Utilities......................     437,419,214             --   --        437,419,214
Rights/Warrants.................              --        426,743   --            426,743
Temporary Cash Investments......     186,958,997     21,514,168   --        208,473,165
Securities Lending Collateral...              --  2,269,876,661   --      2,269,876,661
Futures Contracts**.............       7,582,080             --   --          7,582,080
                                 --------------- --------------   --    ---------------
TOTAL........................... $22,505,100,276 $2,291,818,088   --    $24,796,918,364
                                 =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                      ------       ------     ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (12.4%)
#   CalAtlantic Group, Inc..........................   190,528 $    9,400,651            0.2%
*   Charter Communications, Inc. Class A............    35,911     12,000,379            0.3%
    Comcast Corp. Class A...........................   487,867     17,577,848            0.4%
    DR Horton, Inc..................................   201,370      8,902,568            0.2%
    Ford Motor Co................................... 1,060,195     13,008,593            0.3%
    General Motors Co...............................   390,610     16,788,418            0.4%
    Time Warner, Inc................................    94,912      9,328,900            0.2%
    Walt Disney Co. (The)...........................   118,253     11,566,326            0.3%
    Other Securities................................              557,133,121           11.6%
                                                               --------------           -----
Total Consumer Discretionary........................              655,706,804           13.9%
                                                               --------------           -----
Consumer Staples -- (3.8%)
#*  Post Holdings, Inc..............................   101,168      8,389,862            0.2%
    Procter & Gamble Co. (The)......................   116,144     10,027,873            0.2%
    Wal-Mart Stores, Inc............................   198,213     17,305,977            0.4%
    Other Securities................................              165,029,001            3.5%
                                                               --------------           -----
Total Consumer Staples..............................              200,752,713            4.3%
                                                               --------------           -----
Energy -- (5.9%)
    Andeavor........................................   175,682     18,664,456            0.4%
    Chevron Corp....................................   222,498     25,785,293            0.6%
    Exxon Mobil Corp................................   261,711     21,813,612            0.5%
    Valero Energy Corp..............................   104,590      8,251,105            0.2%
    Other Securities................................              239,203,087            4.9%
                                                               --------------           -----
Total Energy........................................              313,717,553            6.6%
                                                               --------------           -----
Financials -- (21.8%)
    Bank of America Corp............................ 1,204,998     33,004,895            0.7%
    Citigroup, Inc..................................   312,527     22,970,734            0.5%
    Goldman Sachs Group, Inc. (The).................    44,550     10,802,484            0.2%
    Hartford Financial Services Group, Inc. (The)...   171,851      9,460,398            0.2%
#   Huntington Bancshares, Inc......................   600,769      8,290,612            0.2%
    JPMorgan Chase & Co.............................   550,713     55,407,235            1.2%
    Lincoln National Corp...........................   114,651      8,688,253            0.2%
    Morgan Stanley..................................   171,784      8,589,200            0.2%
    PNC Financial Services Group, Inc. (The)........    60,606      8,290,295            0.2%
    Principal Financial Group, Inc..................   157,281     10,356,954            0.2%
    Regions Financial Corp..........................   601,406      9,309,765            0.2%
    Sterling Bancorp................................   377,574      9,458,229            0.2%
    Wells Fargo & Co................................   846,080     47,498,931            1.0%
    Other Securities................................              915,881,483           19.3%
                                                               --------------           -----
Total Financials....................................            1,158,009,468           24.5%
                                                               --------------           -----
Health Care -- (7.4%)
    Anthem, Inc.....................................    41,751      8,734,727            0.2%
    Johnson & Johnson...............................   114,841     16,009,984            0.4%
    Merck & Co., Inc................................   149,737      8,249,011            0.2%
    Pfizer, Inc.....................................   448,468     15,723,288            0.3%
    UnitedHealth Group, Inc.........................    74,301     15,619,556            0.3%
    Other Securities................................              327,781,113            6.9%
                                                               --------------           -----
Total Health Care...................................              392,117,679            8.3%
                                                               --------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (15.1%)
      Owens Corning.................................................    129,690 $   10,724,066            0.2%
#     Ryder System, Inc.............................................    102,961      8,348,078            0.2%
      Union Pacific Corp............................................     77,833      9,012,283            0.2%
#*    XPO Logistics, Inc............................................    180,486     12,516,704            0.3%
      Other Securities..............................................               759,405,265           16.0%
                                                                                --------------          ------
Total Industrials...................................................               800,006,396           16.9%
                                                                                --------------          ------
Information Technology -- (14.0%)
*     Alphabet, Inc. Class A........................................     10,540     10,888,242            0.2%
*     Alphabet, Inc. Class C........................................     11,067     11,251,155            0.2%
      Apple, Inc....................................................    329,973     55,778,636            1.2%
      Cisco Systems, Inc............................................    479,871     16,387,595            0.4%
      Intel Corp....................................................    578,019     26,294,084            0.6%
      Jabil, Inc....................................................    302,067      8,542,455            0.2%
*     Micron Technology, Inc........................................    295,915     13,111,994            0.3%
      Microsoft Corp................................................    278,222     23,142,506            0.5%
      MKS Instruments, Inc..........................................     79,909      8,682,113            0.2%
      Western Digital Corp..........................................     96,580      8,621,697            0.2%
      Other Securities..............................................               561,924,655           11.8%
                                                                                --------------          ------
Total Information Technology........................................               744,625,132           15.8%
                                                                                --------------          ------
Materials -- (5.0%)
      Other Securities..............................................               266,623,100            5.7%
                                                                                --------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                24,600,457            0.5%
                                                                                --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................  1,702,949     57,304,234            1.2%
#     CenturyLink, Inc..............................................    530,943     10,082,608            0.2%
      Verizon Communications, Inc...................................    259,639     12,428,919            0.3%
      Other Securities..............................................                34,590,827            0.7%
                                                                                --------------          ------
Total Telecommunication Services....................................               114,406,588            2.4%
                                                                                --------------          ------
Utilities -- (1.0%)
      Other Securities..............................................                51,405,886            1.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,721,971,776          100.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    76,547            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,722,048,323
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%.......................................................  3,720,019      3,720,019            0.1%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund................................ 49,451,487    572,203,152           12.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,696,339,952)...........................................              $5,297,971,494          112.2%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  655,706,804           --   --    $  655,706,804
 Consumer Staples...............    200,752,713           --   --       200,752,713
 Energy.........................    313,717,553           --   --       313,717,553
 Financials.....................  1,158,009,468           --   --     1,158,009,468
 Health Care....................    392,117,679           --   --       392,117,679
 Industrials....................    800,006,396           --   --       800,006,396
 Information Technology.........    744,625,132           --   --       744,625,132
 Materials......................    266,623,100           --   --       266,623,100
 Real Estate....................     24,600,457           --   --        24,600,457
 Telecommunication Services.....    114,406,588           --   --       114,406,588
 Utilities......................     51,405,886           --   --        51,405,886
Rights/Warrants.................             -- $     76,547   --            76,547
Temporary Cash Investments......      3,720,019           --   --         3,720,019
Securities Lending Collateral...             --  572,203,152   --       572,203,152
                                 -------------- ------------   --    --------------
TOTAL........................... $4,725,691,795 $572,279,699   --    $5,297,971,494
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS**
                                                 ------       ------     ---------------
COMMON STOCKS -- (81.6%)
Consumer Discretionary -- (12.6%)
    Dana, Inc.................................. 1,405,903 $   42,865,982            0.3%
#*  Deckers Outdoor Corp.......................   643,798     43,932,775            0.3%
#*  Grand Canyon Education, Inc................   486,888     43,581,345            0.3%
#   ILG, Inc................................... 1,237,829     36,726,386            0.2%
    Jack in the Box, Inc.......................   370,646     38,365,567            0.2%
#   Marriott Vacations Worldwide Corp..........   294,591     38,774,067            0.2%
*   Visteon Corp...............................   330,217     41,620,551            0.3%
#   Wendy's Co. (The).......................... 2,394,656     36,422,718            0.2%
    Other Securities...........................            2,272,023,381           13.3%
                                                          --------------           -----
Total Consumer Discretionary...................            2,594,312,772           15.3%
                                                          --------------           -----
Consumer Staples -- (3.4%)
#   Sanderson Farms, Inc.......................   350,893     52,483,066            0.3%
    Other Securities...........................              655,936,458            3.9%
                                                          --------------           -----
Total Consumer Staples.........................              708,419,524            4.2%
                                                          --------------           -----
Energy -- (3.6%)
#   PBF Energy, Inc. Class A................... 1,320,944     38,267,748            0.2%
    Other Securities...........................              704,379,274            4.2%
                                                          --------------           -----
Total Energy...................................              742,647,022            4.4%
                                                          --------------           -----
Financials -- (17.1%)
#   BancorpSouth, Inc.......................... 1,529,458     48,330,873            0.3%
    BGC Partners, Inc. Class A................. 3,241,134     49,168,003            0.3%
    Cathay General Bancorp..................... 1,478,871     61,816,808            0.4%
#   Columbia Banking System, Inc...............   894,818     38,933,531            0.2%
#   Evercore, Inc. Class A.....................   512,710     41,068,071            0.2%
#   Federated Investors, Inc. Class B.......... 1,156,752     35,940,285            0.2%
    FirstCash, Inc.............................   641,530     40,961,690            0.2%
#   Fulton Financial Corp...................... 2,305,078     41,952,420            0.3%
*   Green Dot Corp. Class A....................   643,236     36,420,022            0.2%
#   Interactive Brokers Group, Inc. Class A....   724,041     39,112,695            0.2%
#   Primerica, Inc.............................   496,627     43,951,489            0.3%
    ProAssurance Corp..........................   735,039     41,198,936            0.2%
#   Selective Insurance Group, Inc.............   771,748     45,996,181            0.3%
#   Sterling Bancorp........................... 3,221,859     80,707,568            0.5%
    TCF Financial Corp......................... 2,136,334     38,924,005            0.2%
#   Valley National Bancorp.................... 3,323,929     38,225,183            0.2%
    Other Securities...........................            2,794,230,314           16.6%
                                                          --------------           -----
Total Financials...............................            3,516,938,074           20.8%
                                                          --------------           -----
Health Care -- (6.9%)
    Cantel Medical Corp........................   420,248     41,217,924            0.3%
#   Chemed Corp................................   168,025     37,541,826            0.2%
    Other Securities...........................            1,331,051,810            7.8%
                                                          --------------           -----
Total Health Care..............................            1,409,811,560            8.3%
                                                          --------------           -----
Industrials -- (16.4%)
    Barnes Group, Inc..........................   554,456     36,089,541            0.2%
*   Beacon Roofing Supply, Inc.................   682,180     37,799,594            0.2%
    Brink's Co. (The)..........................   471,625     35,890,662            0.2%
#   Kennametal, Inc............................   852,092     37,193,816            0.2%
#*  Knight-Swift Transportation Holdings, Inc.. 1,486,046     61,596,607            0.4%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     Terex Corp....................................................   1,178,314 $    55,510,373            0.3%
      Valmont Industries, Inc.......................................     238,545      37,904,800            0.2%
#*    Welbilt, Inc..................................................   1,822,517      40,204,725            0.2%
      Other Securities..............................................               3,014,606,724           17.9%
                                                                                 ---------------          ------
Total Industrials...................................................               3,356,796,842           19.8%
                                                                                 ---------------          ------
Information Technology -- (12.4%)
*     Advanced Energy Industries, Inc...............................     443,745      37,594,076            0.2%
#     Belden, Inc...................................................     474,169      37,890,845            0.2%
#*    Cree, Inc.....................................................   1,079,907      38,552,680            0.2%
      Entegris, Inc.................................................   1,363,124      44,642,311            0.3%
#*    Integrated Device Technology, Inc.............................   1,356,144      42,135,394            0.3%
#     MKS Instruments, Inc..........................................     528,185      57,387,300            0.3%
#     Pegasystems, Inc..............................................     680,291      39,660,965            0.2%
#*    Silicon Laboratories, Inc.....................................     421,780      40,026,922            0.2%
*     Zynga, Inc. Class A...........................................  10,362,409      40,413,395            0.2%
      Other Securities..............................................               2,165,361,229           12.9%
                                                                                 ---------------          ------
Total Information Technology........................................               2,543,665,117           15.0%
                                                                                 ---------------          ------
Materials -- (4.5%)
#*    Louisiana-Pacific Corp........................................   1,628,069      44,250,915            0.3%
      PolyOne Corp..................................................     822,174      37,877,556            0.2%
      Other Securities..............................................                 833,007,264            4.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 915,135,735            5.4%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                 103,080,444            0.6%
                                                                                 ---------------          ------
Telecommunication Services -- (1.0%)
      Other Securities..............................................                 199,294,356            1.2%
                                                                                 ---------------          ------
Utilities -- (3.2%)
#     ALLETE, Inc...................................................     466,243      36,530,139            0.2%
#     Spire, Inc....................................................     455,815      35,986,594            0.2%
#     WGL Holdings, Inc.............................................     421,322      36,107,295            0.2%
      Other Securities..............................................                 549,092,486            3.3%
                                                                                 ---------------          ------
Total Utilities.....................................................                 657,716,514            3.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              16,747,817,960           98.9%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      29,846            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              16,747,847,806
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 198,010,186     198,010,186            1.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund................................ 309,625,721   3,582,679,218           21.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,052,757,188)..........................................               $20,528,537,210          121.2%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,115    12/15/17  $137,593,788 $143,428,025   $5,834,237
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $137,593,788 $143,428,025   $5,834,237
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,594,311,422 $        1,350   --    $ 2,594,312,772
 Consumer Staples...............     708,419,524             --   --        708,419,524
 Energy.........................     742,647,022             --   --        742,647,022
 Financials.....................   3,516,938,074             --   --      3,516,938,074
 Health Care....................   1,409,811,560             --   --      1,409,811,560
 Industrials....................   3,356,796,842             --   --      3,356,796,842
 Information Technology.........   2,543,665,117             --   --      2,543,665,117
 Materials......................     915,135,735             --   --        915,135,735
 Real Estate....................     103,080,444             --   --        103,080,444
 Telecommunication Services.....     199,294,356             --   --        199,294,356
 Utilities......................     657,716,514             --   --        657,716,514
Rights/Warrants.................              --         29,846   --             29,846
Temporary Cash Investments......     198,010,186             --   --        198,010,186
Securities Lending Collateral...              --  3,582,679,218   --      3,582,679,218
Futures Contracts**.............       5,834,237             --   --          5,834,237
                                 --------------- --------------   --    ---------------
TOTAL........................... $16,951,661,033 $3,582,710,414   --    $20,534,371,447
                                 =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                            ------       ------     ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (11.9%)
    Callaway Golf Co...................... 1,105,362 $   15,950,374            0.3%
#   Nutrisystem, Inc......................   344,324     17,198,984            0.3%
#   Sonic Corp............................   605,445     15,378,303            0.3%
#   Winnebago Industries, Inc.............   353,953     17,396,790            0.3%
    Other Securities......................              814,593,192           12.8%
                                                     --------------           -----
Total Consumer Discretionary..............              880,517,643           14.0%
                                                     --------------           -----
Consumer Staples -- (3.0%)
#   Bob Evans Farms, Inc..................   234,571     18,106,535            0.3%
#   Coca-Cola Bottling Co. Consolidated...    72,733     16,405,655            0.3%
#   WD-40 Co..............................   144,160     15,980,136            0.3%
    Other Securities......................              168,726,775            2.6%
                                                     --------------           -----
Total Consumer Staples....................              219,219,101            3.5%
                                                     --------------           -----
Energy -- (2.9%)
    Other Securities......................              213,050,997            3.4%
                                                     --------------           -----
Financials -- (18.7%)
    Ameris Bancorp........................   355,619     17,034,150            0.3%
#   FBL Financial Group, Inc. Class A.....   215,835     16,694,837            0.3%
#*  Green Dot Corp. Class A...............   376,311     21,306,729            0.3%
    Horace Mann Educators Corp............   408,077     17,873,773            0.3%
    Independent Bank Corp.................   212,036     15,287,796            0.3%
#*  LendingTree, Inc......................    70,500     18,897,525            0.3%
*   Walker & Dunlop, Inc..................   339,012     18,608,369            0.3%
    Other Securities......................            1,258,621,716           19.8%
                                                     --------------           -----
Total Financials..........................            1,384,324,895           21.9%
                                                     --------------           -----
Health Care -- (8.5%)
*   CorVel Corp...........................   261,842     15,710,520            0.2%
#*  Emergent BioSolutions, Inc............   427,699     17,531,382            0.3%
*   Merit Medical Systems, Inc............   420,635     16,005,162            0.3%
#*  Natus Medical, Inc....................   378,261     16,038,266            0.3%
#*  Omnicell, Inc.........................   390,314     19,437,637            0.3%
#*  Tivity Health, Inc....................   374,675     17,328,719            0.3%
    Other Securities......................              522,278,644            8.2%
                                                     --------------           -----
Total Health Care.........................              624,330,330            9.9%
                                                     --------------           -----
Industrials -- (18.8%)
#   Albany International Corp. Class A....   280,221     16,911,337            0.3%
    Brink's Co. (The).....................   222,778     16,953,406            0.3%
    Comfort Systems USA, Inc..............   378,197     16,754,127            0.3%
    Exponent, Inc.........................   266,014     19,645,134            0.3%
    Forward Air Corp......................   306,722     17,618,112            0.3%
    Interface, Inc........................   675,348     15,397,934            0.2%
    Kaman Corp............................   281,442     15,743,865            0.3%
    Korn/Ferry International..............   413,737     17,306,619            0.3%
#*  Mercury Systems, Inc..................   331,400     16,725,758            0.3%
*   Meritor, Inc..........................   953,195     24,792,602            0.4%
#*  Patrick Industries, Inc...............   172,176     16,012,368            0.3%
#   SkyWest, Inc..........................   338,876     15,961,060            0.3%
#*  Trex Co., Inc.........................   171,259     18,744,298            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Other Securities..............................................            $1,161,379,145           18.1%
                                                                                --------------          ------
Total Industrials...................................................             1,389,945,765           22.0%
                                                                                --------------          ------
Information Technology -- (11.9%)
      Brooks Automation, Inc........................................    501,543     17,248,064            0.3%
      Cabot Microelectronics Corp...................................    221,606     21,422,652            0.3%
*     ExlService Holdings, Inc......................................    333,971     20,846,470            0.3%
#     Methode Electronics, Inc......................................    408,852     19,175,159            0.3%
#*    OSI Systems, Inc..............................................    216,618     19,144,699            0.3%
#*    Plexus Corp...................................................    252,780     15,528,275            0.3%
      Progress Software Corp........................................    389,221     16,475,725            0.3%
*     Rogers Corp...................................................    130,776     19,888,414            0.3%
      Other Securities..............................................               725,674,297           11.5%
                                                                                --------------          ------
Total Information Technology........................................               875,403,755           13.9%
                                                                                --------------          ------
Materials -- (4.6%)
*     Ferro Corp....................................................    908,572     21,642,185            0.3%
#     Innospec, Inc.................................................    254,933     15,767,606            0.3%
#     Kaiser Aluminum Corp..........................................    167,047     16,567,722            0.3%
#     Quaker Chemical Corp..........................................    110,026     17,089,238            0.3%
      Other Securities..............................................               271,264,151            4.2%
                                                                                --------------          ------
Total Materials.....................................................               342,330,902            5.4%
                                                                                --------------          ------
Real Estate -- (0.8%)
      HFF, Inc. Class A.............................................    425,510     18,662,869            0.3%
      Other Securities..............................................                41,774,385            0.7%
                                                                                --------------          ------
Total Real Estate...................................................                60,437,254            1.0%
                                                                                --------------          ------
Telecommunication Services -- (1.6%)
#*    General Communication, Inc. Class A...........................    439,260     17,961,341            0.3%
#     Shenandoah Telecommunications Co..............................    497,484     18,904,392            0.3%
      Other Securities..............................................                78,002,389            1.2%
                                                                                --------------          ------
Total Telecommunication Services....................................               114,868,122            1.8%
                                                                                --------------          ------
Utilities -- (2.0%)
#     American States Water Co......................................    393,934     21,173,952            0.3%
#     California Water Service Group................................    485,896     20,407,632            0.3%
      Other Securities..............................................               108,978,831            1.8%
                                                                                --------------          ------
Total Utilities.....................................................               150,560,415            2.4%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             6,254,989,179           99.2%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             6,254,989,179
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 42,497,433     42,497,433            0.7%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@  DFA Short Term Investment Fund................................ 93,963,854  1,087,255,757           17.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,979,251,130)...........................................              $7,384,742,369          117.1%
                                                                                ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    300     12/15/17  $37,657,270 $38,590,500    $933,230
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $37,657,270 $38,590,500    $933,230
                                               =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  880,506,164 $       11,479   --    $  880,517,643
 Consumer Staples...............    219,219,101             --   --       219,219,101
 Energy.........................    213,050,997             --   --       213,050,997
 Financials.....................  1,384,324,895             --   --     1,384,324,895
 Health Care....................    624,330,330             --   --       624,330,330
 Industrials....................  1,389,945,765             --   --     1,389,945,765
 Information Technology.........    875,403,755             --   --       875,403,755
 Materials......................    342,330,902             --   --       342,330,902
 Real Estate....................     60,437,254             --   --        60,437,254
 Telecommunication Services.....    114,868,122             --   --       114,868,122
 Utilities......................    150,560,415             --   --       150,560,415
Temporary Cash Investments......     42,497,433             --   --        42,497,433
Securities Lending Collateral...             --  1,087,255,757   --     1,087,255,757
Futures Contracts**.............        933,230             --   --           933,230
                                 -------------- --------------   --    --------------
TOTAL........................... $6,298,408,363 $1,087,267,236   --    $7,385,675,599
                                 ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------   ------    ---------------
      COMMON STOCKS -- (93.5%)
      Consumer Discretionary -- (20.5%)
      *    Amazon.com, Inc..............  5,444 $ 6,017,144            4.3%
           Best Buy Co., Inc............ 12,430     695,831            0.5%
           Comcast Corp. Class A........ 91,369   3,292,025            2.3%
           General Motors Co............ 24,419   1,049,529            0.7%
           Home Depot, Inc. (The)....... 17,191   2,849,924            2.0%
           Lowe's Cos., Inc............. 13,595   1,086,920            0.8%
           NIKE, Inc. Class B........... 22,380   1,230,676            0.9%
           Starbucks Corp............... 22,882   1,254,849            0.9%
           Target Corp.................. 11,004     649,676            0.5%
           TJX Cos., Inc. (The)......... 10,034     700,373            0.5%
           Other Securities.............         11,821,571            8.3%
                                                -----------           -----
      Total Consumer Discretionary......         30,648,518           21.7%
                                                -----------           -----
      Consumer Staples -- (11.6%)
           Altria Group, Inc............ 30,088   1,932,251            1.4%
           Coca-Cola Co. (The).......... 59,845   2,751,673            2.0%
           Costco Wholesale Corp........  8,741   1,408,000            1.0%
           PepsiCo, Inc................. 23,580   2,599,224            1.8%
           Wal-Mart Stores, Inc......... 28,825   2,516,711            1.8%
           Other Securities.............          6,232,130            4.4%
                                                -----------           -----
      Total Consumer Staples............         17,439,989           12.4%
                                                -----------           -----
      Energy -- (0.8%)
           Other Securities.............          1,140,907            0.8%
                                                -----------           -----
      Financials -- (3.2%)
           American Express Co.......... 11,824   1,129,428            0.8%
           Other Securities.............          3,670,105            2.6%
                                                -----------           -----
      Total Financials..................          4,799,533            3.4%
                                                -----------           -----
      Health Care -- (7.7%)
           AbbVie, Inc.................. 22,132   1,997,413            1.4%
           AmerisourceBergen Corp.......  8,498     653,921            0.5%
      *    Biogen, Inc..................  4,418   1,376,914            1.0%
      *    Celgene Corp................. 10,266   1,036,558            0.7%
      *    Express Scripts Holding Co... 10,635     651,819            0.5%
           Gilead Sciences, Inc......... 28,151   2,110,199            1.5%
           Other Securities.............          3,643,009            2.5%
                                                -----------           -----
      Total Health Care.................         11,469,833            8.1%
                                                -----------           -----
      Industrials -- (18.4%)
           3M Co........................  9,806   2,257,243            1.6%
           Boeing Co. (The).............  5,685   1,466,616            1.0%
           Caterpillar, Inc............. 11,666   1,584,243            1.1%
           Deere & Co...................  5,670     753,430            0.5%
           Delta Air Lines, Inc......... 14,541     727,486            0.5%
           FedEx Corp...................  5,269   1,189,793            0.8%
           General Dynamics Corp........  4,983   1,011,449            0.7%
           Illinois Tool Works, Inc.....  4,928     771,331            0.5%
           Lockheed Martin Corp.........  3,576   1,101,980            0.8%
           Northrop Grumman Corp........  2,859     844,920            0.6%
           Southwest Airlines Co........ 12,041     648,528            0.5%
           Union Pacific Corp........... 15,234   1,763,945            1.3%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B...........................     9,499 $  1,116,417            0.8%
      Other Securities..............................................             12,266,486            8.8%
                                                                               ------------          ------
Total Industrials...................................................             27,503,867           19.5%
                                                                               ------------          ------
Information Technology -- (23.8%)
      Accenture P.L.C. Class A......................................    10,002    1,423,885            1.0%
      Apple, Inc....................................................    34,396    5,814,300            4.1%
      Applied Materials, Inc........................................    18,145    1,023,922            0.7%
      Automatic Data Processing, Inc................................     6,829      793,940            0.6%
      International Business Machines Corp..........................    15,871    2,445,086            1.7%
      Mastercard, Inc. Class A......................................    13,478    2,005,122            1.4%
*     Micron Technology, Inc........................................    19,752      875,211            0.6%
      Microsoft Corp................................................    66,985    5,571,812            3.9%
      NVIDIA Corp...................................................     8,553    1,768,846            1.3%
      Skyworks Solutions, Inc.......................................     6,076      691,813            0.5%
      Texas Instruments, Inc........................................    17,751    1,716,344            1.2%
      Visa, Inc. Class A............................................    23,923    2,631,052            1.9%
      Other Securities..............................................              8,830,662            6.3%
                                                                               ------------          ------
Total Information Technology........................................             35,591,995           25.2%
                                                                               ------------          ------
Materials -- (4.5%)
*     Freeport-McMoRan, Inc.........................................    51,573      720,990            0.5%
      LyondellBasell Industries NV Class A..........................     6,755      699,345            0.5%
      Other Securities..............................................              5,285,031            3.8%
                                                                               ------------          ------
Total Materials.....................................................              6,705,366            4.8%
                                                                               ------------          ------
Telecommunication Services -- (2.8%)
      Verizon Communications, Inc...................................    74,702    3,575,985            2.5%
      Other Securities..............................................                674,385            0.5%
                                                                               ------------          ------
Total Telecommunication Services....................................              4,250,370            3.0%
                                                                               ------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                341,668            0.3%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            139,892,046           99.2%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            139,892,046
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 1,715,083    1,715,083            1.2%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund................................   692,424    8,012,043            5.7%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $140,099,894).............................................             $149,619,172          106.1%
                                                                               ============          ======

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ---------- ------- ------------
 Common Stocks
  Consumer Discretionary......... $ 30,648,518         --   --    $ 30,648,518
  Consumer Staples...............   17,439,989         --   --      17,439,989
  Energy.........................    1,140,907         --   --       1,140,907
  Financials.....................    4,799,533         --   --       4,799,533
  Health Care....................   11,469,833         --   --      11,469,833
  Industrials....................   27,503,867         --   --      27,503,867
  Information Technology.........   35,591,995         --   --      35,591,995
  Materials......................    6,705,366         --   --       6,705,366
  Telecommunication Services.....    4,250,370         --   --       4,250,370
  Utilities......................      341,668         --   --         341,668
 Temporary Cash Investments......    1,715,083         --   --       1,715,083
 Securities Lending Collateral...           -- $8,012,043   --       8,012,043
                                  ------------ ----------   --    ------------
 TOTAL........................... $141,607,129 $8,012,043   --    $149,619,172
                                  ============ ==========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                      ------       ------     ---------------
COMMON STOCKS -- (94.4%)
Real Estate -- (94.4%)
#   Alexandria Real Estate Equities, Inc............   842,788 $  104,472,000            1.3%
    American Campus Communities, Inc................ 1,255,493     52,203,399            0.6%
    American Tower Corp............................. 1,221,853    175,543,620            2.1%
    Apartment Investment & Management Co. Class A... 1,491,202     65,583,064            0.8%
    AvalonBay Communities, Inc...................... 1,306,173    236,848,350            2.9%
    Boston Properties, Inc.......................... 1,485,349    179,994,592            2.2%
    Brixmor Property Group, Inc..................... 2,888,376     50,459,929            0.6%
    Camden Property Trust...........................   831,494     75,865,513            0.9%
    Crown Castle International Corp................. 1,189,210    127,340,607            1.5%
#   CubeSmart....................................... 1,710,433     46,557,986            0.6%
    DCT Industrial Trust, Inc.......................   894,750     51,913,395            0.6%
#   Digital Realty Trust, Inc....................... 1,902,197    225,296,213            2.7%
    Douglas Emmett, Inc............................. 1,378,225     54,839,573            0.7%
    Duke Realty Corp................................ 3,372,012     96,034,902            1.2%
    Equinix, Inc....................................   729,425    338,088,487            4.1%
    Equity LifeStyle Properties, Inc................   780,714     69,077,575            0.8%
    Equity Residential.............................. 3,481,321    234,153,650            2.8%
    Essex Property Trust, Inc.......................   629,004    165,069,520            2.0%
    Extra Space Storage, Inc........................ 1,196,092     97,589,146            1.2%
#   Federal Realty Investment Trust.................   683,759     82,406,635            1.0%
    Forest City Realty Trust, Inc. Class A.......... 2,292,067     56,453,610            0.7%
    Gaming and Leisure Properties, Inc.............. 1,870,000     68,329,800            0.8%
#   GGP, Inc........................................ 5,475,114    106,545,718            1.3%
    HCP, Inc........................................ 4,450,308    114,995,959            1.4%
    Healthcare Trust of America, Inc. Class A....... 1,574,366     47,309,698            0.6%
    Highwoods Properties, Inc.......................   963,479     49,185,603            0.6%
#   Host Hotels & Resorts, Inc...................... 7,137,258    139,604,766            1.7%
    Hudson Pacific Properties, Inc.................. 1,467,570     49,633,217            0.6%
#   Iron Mountain, Inc.............................. 2,379,313     95,172,520            1.1%
    Kilroy Realty Corp..............................   928,148     66,111,982            0.8%
#   Kimco Realty Corp............................... 4,041,002     73,384,596            0.9%
    Liberty Property Trust.......................... 1,442,711     61,863,448            0.7%
#   Macerich Co. (The).............................. 1,438,568     78,545,813            0.9%
    Mid-America Apartment Communities, Inc.......... 1,102,863    112,878,028            1.4%
#   National Retail Properties, Inc................. 1,396,299     56,103,294            0.7%
#   Omega Healthcare Investors, Inc................. 1,865,077     53,826,122            0.6%
    Prologis, Inc................................... 5,028,044    324,711,081            3.9%
#   Public Storage.................................. 1,402,330    290,632,892            3.5%
#   Realty Income Corp.............................. 2,484,586    133,347,731            1.6%
    Regency Centers Corp............................ 1,599,666     98,459,442            1.2%
*   SBA Communications Corp.........................   797,782    125,395,375            1.5%
    Simon Property Group, Inc....................... 3,041,839    472,488,852            5.7%
    SL Green Realty Corp............................   968,768     92,691,722            1.1%
    Sun Communities, Inc............................   661,430     59,700,672            0.7%
    UDR, Inc........................................ 2,540,787     98,557,128            1.2%
    Ventas, Inc..................................... 3,368,039    211,344,447            2.6%
    VEREIT, Inc..................................... 9,261,049     73,069,677            0.9%
    Vornado Realty Trust............................ 1,639,064    122,700,331            1.5%
    Welltower, Inc.................................. 3,448,237    230,893,950            2.8%
#   WP Carey, Inc...................................   959,557     65,393,810            0.8%
    Other Securities................................            2,023,004,018           24.3%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            8,181,673,458           98.7%
                                                               --------------           -----
TOTAL INVESTMENT SECURITIES.........................            8,181,673,458
                                                               --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 67,568,197 $   67,568,197            0.8%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund................................ 36,034,779    416,958,424            5.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,377,669,530)...........................................              $8,666,200,079          104.6%
                                                                                ==============          ======

At October 31, 2017, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    495     12/15/17  $61,330,825 $63,674,325   $2,343,500
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $61,330,825 $63,674,325   $2,343,500
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
 Real Estate.................... $8,181,673,458           --   --    $8,181,673,458
Temporary Cash Investments......     67,568,197           --   --        67,568,197
Securities Lending Collateral...             -- $416,958,424   --       416,958,424
Futures Contracts**.............      2,343,500           --   --         2,343,500
                                 -------------- ------------   --    --------------
TOTAL........................... $8,251,585,155 $416,958,424   --    $8,668,543,579
                                 ============== ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd.. 705,906 $ 16,199,516            0.3%
    BHP Billiton, Ltd........................... 842,811   17,352,463            0.4%
#   Commonwealth Bank of Australia.............. 461,654   27,461,593            0.6%
    CSL, Ltd.................................... 129,922   13,831,633            0.3%
    National Australia Bank, Ltd................ 619,204   15,514,879            0.3%
#   Westpac Banking Corp........................ 711,417   18,019,791            0.4%
    Other Securities............................          156,997,375            3.3%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          265,377,250            5.6%
                                                         ------------            ----

AUSTRIA -- (0.3%)
    Other Securities............................           12,333,426            0.3%
                                                         ------------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev SA/NV.................. 196,531   24,098,849            0.5%
    Other Securities............................           31,513,289            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           55,612,138            1.2%
                                                         ------------            ----

CANADA -- (8.2%)
    Royal Bank of Canada........................ 235,620   18,422,595            0.4%
    Other Securities............................          383,221,412            8.1%
                                                         ------------            ----
TOTAL CANADA....................................          401,644,007            8.5%
                                                         ------------            ----

DENMARK -- (1.6%)
#   Novo Nordisk A.S. Class B................... 479,867   23,892,014            0.5%
    Other Securities............................           53,660,130            1.1%
                                                         ------------            ----
TOTAL DENMARK...................................           77,552,144            1.6%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           45,582,562            1.0%
                                                         ------------            ----

FRANCE -- (8.7%)
    Air Liquide SA.............................. 112,468   14,319,865            0.3%
    Airbus SE................................... 167,504   17,188,423            0.4%
    BNP Paribas SA.............................. 269,992   21,072,719            0.5%
    Cie Generale des Etablissements Michelin....  93,901   13,591,826            0.3%
    L'Oreal SA..................................  67,079   14,929,331            0.3%
    LVMH Moet Hennessy Louis Vuitton SE.........  80,117   23,895,942            0.5%
    Sanofi...................................... 261,989   24,806,833            0.5%
    Total SA.................................... 428,068   23,859,694            0.5%
#   Vinci SA.................................... 148,757   14,574,848            0.3%
    Other Securities............................          260,075,481            5.5%
                                                         ------------            ----
TOTAL FRANCE....................................          428,314,962            9.1%
                                                         ------------            ----

GERMANY -- (7.5%)
    Allianz SE..................................  83,434   19,478,402            0.4%
    BASF SE..................................... 236,962   25,912,583            0.6%
    Bayer AG.................................... 185,881   24,179,181            0.5%
    Daimler AG.................................. 297,357   24,825,190            0.5%
    Deutsche Telekom AG......................... 871,251   15,776,017            0.3%
    SAP SE...................................... 201,863   23,065,365            0.5%
    Siemens AG.................................. 157,350   22,600,606            0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            PERCENTAGE
                                  SHARES      VALUE++     OF NET ASSETS**
                                  ------      -------     ---------------
       GERMANY -- (Continued)
           Other Securities.....           $  214,451,715            4.5%
                                           --------------           -----
       TOTAL GERMANY............              370,289,059            7.8%
                                           --------------           -----

       HONG KONG -- (2.7%)
           AIA Group, Ltd....... 3,180,000     23,962,823            0.5%
           Other Securities.....              109,094,540            2.3%
                                           --------------           -----
       TOTAL HONG KONG..........              133,057,363            2.8%
                                           --------------           -----

       IRELAND -- (0.5%)
           Other Securities.....               22,639,741            0.5%
                                           --------------           -----

       ISRAEL -- (0.4%)
           Other Securities.....               18,146,940            0.4%
                                           --------------           -----

       ITALY -- (2.1%)
           Enel SpA............. 2,149,889     13,332,901            0.3%
           Other Securities.....               89,469,950            1.9%
                                           --------------           -----
       TOTAL ITALY..............              102,802,851            2.2%
                                           --------------           -----

       JAPAN -- (21.9%)
           KDDI Corp............   522,300     13,915,448            0.3%
           SoftBank Group Corp..   238,088     21,099,864            0.5%
           Toyota Motor Corp....   422,423     26,201,231            0.6%
           Other Securities.....            1,016,783,685           21.4%
                                           --------------           -----
       TOTAL JAPAN..............            1,078,000,228           22.8%
                                           --------------           -----

       NETHERLANDS -- (3.0%)
       #   Unilever NV..........   268,265     15,583,487            0.3%
           Other Securities.....              133,297,467            2.8%
                                           --------------           -----
       TOTAL NETHERLANDS........              148,880,954            3.1%
                                           --------------           -----

       NEW ZEALAND -- (0.3%)
           Other Securities.....               12,433,517            0.3%
                                           --------------           -----

       NORWAY -- (0.7%)
           Other Securities.....               36,706,452            0.8%
                                           --------------           -----

       PORTUGAL -- (0.1%)
           Other Securities.....                7,355,784            0.1%
                                           --------------           -----

       SINGAPORE -- (1.1%)
           Other Securities.....               52,614,681            1.1%
                                           --------------           -----

       SPAIN -- (3.0%)
           Banco Santander SA... 3,427,026     23,232,871            0.5%
           Other Securities.....              123,531,583            2.6%
                                           --------------           -----
       TOTAL SPAIN..............              146,764,454            3.1%
                                           --------------           -----

       SWEDEN -- (2.7%)
           Other Securities.....              130,932,249            2.8%
                                           --------------           -----

       SWITZERLAND -- (6.6%)
           Nestle SA............   819,632     68,962,607            1.5%
           Novartis AG..........   429,247     35,403,963            0.8%
           Roche Holding AG.....   202,368     46,773,514            1.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities..................................            $  172,727,876            3.5%
                                                                    --------------          ------
TOTAL SWITZERLAND.......................................               323,867,960            6.8%
                                                                    --------------          ------

UNITED KINGDOM -- (15.1%)
#     Anglo American P.L.C..............................    777,930     14,674,102            0.3%
#     AstraZeneca P.L.C. Sponsored ADR..................    444,297     15,328,247            0.3%
      BP P.L.C. Sponsored ADR...........................    746,083     30,343,175            0.6%
      British American Tobacco P.L.C....................    320,392     20,700,471            0.4%
      Diageo P.L.C. Sponsored ADR.......................    124,015     16,991,295            0.4%
#     GlaxoSmithKline P.L.C. Sponsored ADR..............    423,459     15,426,611            0.3%
      Glencore P.L.C....................................  2,850,031     13,746,266            0.3%
      HSBC Holdings P.L.C...............................  1,761,358     17,199,869            0.4%
      HSBC Holdings P.L.C. Sponsored ADR................    616,604     30,071,777            0.6%
      Reckitt Benckiser Group P.L.C.....................    177,989     15,924,079            0.3%
      Royal Dutch Shell P.L.C. Class A..................    484,235     15,243,613            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...    342,298     21,575,059            0.5%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...    345,272     22,566,978            0.5%
      Unilever P.L.C. Sponsored ADR.....................    272,913     15,460,521            0.3%
      Vodafone Group P.L.C..............................  6,677,955     19,101,210            0.4%
      Other Securities..................................               456,238,086            9.8%
                                                                    --------------          ------
TOTAL UNITED KINGDOM....................................               740,591,359           15.7%
                                                                    --------------          ------
TOTAL COMMON STOCKS.....................................             4,611,500,081           97.6%
                                                                    --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities..................................                25,517,892            0.6%
                                                                    --------------          ------
TOTAL PREFERRED STOCKS..................................                25,517,892            0.6%
                                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..................................                   242,316            0.0%
                                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................................                   242,316            0.0%
                                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............................             4,637,260,289
                                                                    --------------

                                                                       VALUE+
                                                             -         ------             -

SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund.................... 23,652,724    273,685,666            5.8%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,068,972,435).................................             $4,910,945,955          104.0%
                                                                    ==============          ======

At October 31, 2017, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future...     85     12/15/17  $ 8,309,516 $ 8,531,450   $  221,934
S&P 500 Emini Index(R)...    301     12/15/17   37,929,596  38,719,135      789,539
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $46,239,112 $47,250,585   $1,011,473
                                               =========== ===========   ==========

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  4,945,265 $  260,431,985   --    $  265,377,250
 Austria........................           --     12,333,426   --        12,333,426
 Belgium........................           --     55,612,138   --        55,612,138
 Canada.........................  401,644,007             --   --       401,644,007
 Denmark........................    3,011,648     74,540,496   --        77,552,144
 Finland........................    1,672,070     43,910,492   --        45,582,562
 France.........................   11,762,757    416,552,205   --       428,314,962
 Germany........................   30,769,847    339,519,212   --       370,289,059
 Hong Kong......................      862,958    132,194,405   --       133,057,363
 Ireland........................    5,877,320     16,762,421   --        22,639,741
 Israel.........................    4,382,059     13,764,881   --        18,146,940
 Italy..........................    5,149,952     97,652,899   --       102,802,851
 Japan..........................   41,449,732  1,036,550,496   --     1,078,000,228
 Netherlands....................   33,913,560    114,967,394   --       148,880,954
 New Zealand....................           --     12,433,517   --        12,433,517
 Norway.........................      932,815     35,773,637   --        36,706,452
 Portugal.......................           --      7,355,784   --         7,355,784
 Singapore......................           --     52,614,681   --        52,614,681
 Spain..........................   14,074,992    132,689,462   --       146,764,454
 Sweden.........................           --    130,932,249   --       130,932,249
 Switzerland....................   17,921,835    305,946,125   --       323,867,960
 United Kingdom.................  239,485,594    501,105,765   --       740,591,359
Preferred Stocks
 Germany........................           --     25,517,892   --        25,517,892
Rights/Warrants
 Spain..........................           --        242,316   --           242,316
Securities Lending Collateral...           --    273,685,666   --       273,685,666
Futures Contracts**.............    1,011,473             --   --         1,011,473
                                 ------------ --------------   --    --------------
TOTAL........................... $818,867,884 $4,093,089,544   --    $4,911,957,428
                                 ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (5.5%)
#   Australia & New Zealand Banking Group, Ltd.. 2,396,023 $   54,985,245            0.2%
    BHP Billiton, Ltd........................... 4,074,214     83,883,160            0.3%
#   Commonwealth Bank of Australia..............   785,325     46,715,236            0.2%
    Macquarie Group, Ltd........................   602,362     45,442,107            0.2%
#   National Australia Bank, Ltd................ 1,864,442     46,715,771            0.2%
#   Westpac Banking Corp........................ 2,168,520     54,927,387            0.2%
    Other Securities............................            1,134,332,572            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................            1,467,001,478            5.8%
                                                           --------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................              171,827,531            0.7%
                                                           --------------            ----

BELGIUM -- (1.4%)
    Other Securities............................              381,977,197            1.5%
                                                           --------------            ----

CANADA -- (7.9%)
    Bank of Montreal............................   732,193     56,093,306            0.2%
    Bank of Nova Scotia (The)...................   964,105     62,204,055            0.3%
    Royal Bank of Canada........................   699,021     54,628,491            0.2%
    Other Securities............................            1,938,415,943            7.6%
                                                           --------------            ----
TOTAL CANADA....................................            2,111,341,795            8.3%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  110,119            0.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              454,266,175            1.8%
                                                           --------------            ----

FINLAND -- (1.7%)
    UPM-Kymmene Oyj............................. 1,735,959     52,134,771            0.2%
    Other Securities............................              401,672,764            1.6%
                                                           --------------            ----
TOTAL FINLAND...................................              453,807,535            1.8%
                                                           --------------            ----

FRANCE -- (7.1%)
    BNP Paribas SA.............................. 1,046,818     81,703,533            0.3%
    Cie Generale des Etablissements Michelin....   509,793     73,790,679            0.3%
#   Engie SA.................................... 3,023,845     51,109,179            0.2%
    Orange SA................................... 2,984,136     49,022,418            0.2%
    Sanofi......................................   514,628     48,728,347            0.2%
    Total SA.................................... 1,539,718     85,820,945            0.3%
    Other Securities............................            1,504,092,353            5.9%
                                                           --------------            ----
TOTAL FRANCE....................................            1,894,267,454            7.4%
                                                           --------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   244,024     56,969,551            0.2%
    BASF SE..................................... 1,224,687    133,923,595            0.5%
    Bayerische Motoren Werke AG.................   588,367     60,343,059            0.2%
    Daimler AG.................................. 1,485,860    124,048,726            0.5%
    Deutsche Telekom AG......................... 4,893,747     88,612,620            0.4%
    E.ON SE..................................... 5,371,567     63,623,173            0.3%
    Fresenius SE & Co. KGaA.....................   594,150     49,739,988            0.2%
*   RWE AG...................................... 1,919,080     48,253,072            0.2%
    Other Securities............................            1,290,589,274            5.0%
                                                           --------------            ----
TOTAL GERMANY...................................            1,916,103,058            7.5%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
HONG KONG -- (2.7%)
    AIA Group, Ltd....................... 6,813,400 $   51,342,233            0.2%
    CK Hutchison Holdings, Ltd........... 3,807,408     48,360,585            0.2%
    Other Securities.....................              628,959,526            2.5%
                                                    --------------           -----
TOTAL HONG KONG..........................              728,662,344            2.9%
                                                    --------------           -----

IRELAND -- (0.5%)
    Other Securities.....................              131,124,345            0.5%
                                                    --------------           -----

ISRAEL -- (0.6%)
    Other Securities.....................              169,809,184            0.7%
                                                    --------------           -----

ITALY -- (2.9%)
#   Assicurazioni Generali SpA........... 2,476,453     45,070,836            0.2%
    Fiat Chrysler Automobiles NV......... 2,878,006     49,764,394            0.2%
    Other Securities.....................              692,592,139            2.7%
                                                    --------------           -----
TOTAL ITALY..............................              787,427,369            3.1%
                                                    --------------           -----

JAPAN -- (22.8%)
    Hitachi, Ltd......................... 7,235,425     57,618,187            0.2%
    Honda Motor Co., Ltd................. 2,495,223     78,192,940            0.3%
    Mitsubishi UFJ Financial Group, Inc.. 8,324,200     56,464,229            0.2%
    Toyota Motor Corp.................... 2,741,740    170,059,309            0.7%
    Toyota Motor Corp. Sponsored ADR.....   408,823     50,694,052            0.2%
    Other Securities.....................            5,697,196,362           22.4%
                                                    --------------           -----
TOTAL JAPAN..............................            6,110,225,079           24.0%
                                                    --------------           -----

NETHERLANDS -- (2.8%)
    Akzo Nobel NV........................   677,388     61,155,155            0.2%
    Other Securities.....................              694,397,324            2.8%
                                                    --------------           -----
TOTAL NETHERLANDS........................              755,552,479            3.0%
                                                    --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities.....................               97,683,761            0.4%
                                                    --------------           -----

NORWAY -- (0.8%)
    Other Securities.....................              211,772,053            0.8%
                                                    --------------           -----

PORTUGAL -- (0.2%)
    Other Securities.....................               65,528,812            0.2%
                                                    --------------           -----

SINGAPORE -- (1.1%)
    Other Securities.....................              292,310,470            1.1%
                                                    --------------           -----

SPAIN -- (2.2%)
    Banco Santander SA................... 9,453,773     64,090,057            0.3%
    Iberdrola SA......................... 7,788,128     62,935,908            0.3%
    Other Securities.....................              475,399,916            1.8%
                                                    --------------           -----
TOTAL SPAIN..............................              602,425,881            2.4%
                                                    --------------           -----

SWEDEN -- (2.7%)
    Other Securities.....................              728,311,991            2.9%
                                                    --------------           -----

SWITZERLAND -- (5.4%)
    ABB, Ltd............................. 2,166,659     56,582,363            0.2%
    Nestle SA............................ 2,417,067    203,368,393            0.8%
    Novartis AG Sponsored ADR............   935,984     77,293,559            0.3%
    Other Securities.....................            1,112,212,639            4.4%
                                                    --------------           -----
TOTAL SWITZERLAND........................            1,449,456,954            5.7%
                                                    --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                           SHARES        VALUE++     OF NET ASSETS**
                                                           ------        -------     ---------------
UNITED KINGDOM -- (15.0%)
#     Anglo American P.L.C..............................   2,969,972 $    56,022,613            0.2%
      AstraZeneca P.L.C. Sponsored ADR..................   1,343,676      46,356,822            0.2%
      BP P.L.C. Sponsored ADR...........................   2,101,061      85,450,151            0.3%
      HSBC Holdings P.L.C. Sponsored ADR................   3,144,040     153,334,831            0.6%
      Lloyds Banking Group P.L.C........................  62,288,792      56,460,461            0.2%
      Rio Tinto P.L.C. Sponsored ADR....................   1,670,448      80,064,573            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   1,570,022      98,958,487            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   1,333,672      87,168,802            0.4%
      Vodafone Group P.L.C..............................  27,407,758      78,395,461            0.3%
      Vodafone Group P.L.C. Sponsored ADR...............   1,906,729      55,256,999            0.2%
      Other Securities..................................               3,226,898,882           12.7%
                                                                     ---------------          ------
TOTAL UNITED KINGDOM....................................               4,024,368,082           15.8%
                                                                     ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities..................................                   2,853,295            0.0%
                                                                     ---------------          ------
TOTAL COMMON STOCKS.....................................              25,008,214,441           98.3%
                                                                     ---------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG.....................................     371,774      68,072,987            0.3%
      Other Securities..................................                  65,412,880            0.2%
                                                                     ---------------          ------
TOTAL GERMANY...........................................                 133,485,867            0.5%
                                                                     ---------------          ------
TOTAL PREFERRED STOCKS..................................                 133,485,867            0.5%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..................................                     274,985            0.0%
                                                                     ---------------          ------

FRANCE -- (0.0%)
      Other Securities..................................                       1,620            0.0%
                                                                     ---------------          ------

HONG KONG -- (0.0%)
      Other Securities..................................                       2,247            0.0%
                                                                     ---------------          ------

ISRAEL -- (0.0%)
      Other Securities..................................                           7            0.0%
                                                                     ---------------          ------

NEW ZEALAND -- (0.0%)
      Other Securities..................................                          46            0.0%
                                                                     ---------------          ------

SPAIN -- (0.0%)
      Other Securities..................................                   1,360,258            0.0%
                                                                     ---------------          ------

SWITZERLAND -- (0.0%)
      Other Securities..................................                       7,809            0.0%
                                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS...................................                   1,646,972            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES.............................              25,143,347,280
                                                                     ---------------

                                                                         VALUE+
                                                             -           ------             -
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@  DFA Short Term Investment Fund.................... 147,857,530   1,710,859,480            6.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $22,034,204,503)................................              $26,854,206,760          105.5%
                                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


At October 31, 2017, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,650    12/15/17  $203,332,974 $212,247,750   $8,914,776
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $203,332,974 $212,247,750   $8,914,776
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Australia...................... $   40,877,021 $ 1,426,124,457   --    $ 1,467,001,478
 Austria........................         78,834     171,748,697   --        171,827,531
 Belgium........................     15,161,476     366,815,721   --        381,977,197
 Canada.........................  2,111,283,472          58,323   --      2,111,341,795
 China..........................             --         110,119   --            110,119
 Denmark........................     35,144,212     419,121,963   --        454,266,175
 Finland........................      4,389,359     449,418,176   --        453,807,535
 France.........................     79,927,251   1,814,340,203   --      1,894,267,454
 Germany........................    112,522,049   1,803,581,009   --      1,916,103,058
 Hong Kong......................      1,249,178     727,413,166   --        728,662,344
 Ireland........................     22,706,016     108,418,329   --        131,124,345
 Israel.........................     19,084,929     150,724,255   --        169,809,184
 Italy..........................     17,797,005     769,630,364   --        787,427,369
 Japan..........................    123,172,020   5,987,053,059   --      6,110,225,079
 Netherlands....................    111,493,419     644,059,060   --        755,552,479
 New Zealand....................        142,330      97,541,431   --         97,683,761
 Norway.........................     13,824,985     197,947,068   --        211,772,053
 Portugal.......................        256,895      65,271,917   --         65,528,812
 Singapore......................             --     292,310,470   --        292,310,470
 Spain..........................     33,837,529     568,588,352   --        602,425,881
 Sweden.........................      3,303,121     725,008,870   --        728,311,991
 Switzerland....................    109,654,831   1,339,802,123   --      1,449,456,954
 United Kingdom.................    865,746,452   3,158,621,630   --      4,024,368,082
 United States..................         76,405       2,776,890   --          2,853,295
Preferred Stocks
 Germany........................             --     133,485,867   --        133,485,867
Rights/Warrants
 Australia......................             --         274,985   --            274,985
 France.........................             --           1,620   --              1,620
 Hong Kong......................             --           2,247   --              2,247
 Israel.........................             --               7   --                  7
 New Zealand....................             --              46   --                 46
 Spain..........................             --       1,360,258   --          1,360,258
 Switzerland....................             --           7,809   --              7,809
Securities Lending Collateral...             --   1,710,859,480   --      1,710,859,480
Futures Contracts**.............      8,914,776              --   --          8,914,776
                                 -------------- ---------------   --    ---------------
TOTAL........................... $3,730,643,565 $23,132,477,971   --    $26,863,121,536
                                 ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                             ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company....................... $ 5,118,702,845
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company.......................   3,339,426,830
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.......................   2,246,700,930
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.......................   1,482,853,393
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company.......................   1,162,055,496
                                                             ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.. $13,349,739,494
                                                             ===============

At October 31, 2017, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    885     12/15/17  $110,931,628 $113,841,975   $2,910,347
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $110,931,628 $113,841,975   $2,910,347
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See
Security Valuation Note):
                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------------------------------------------
                                            LEVEL 1            LEVEL 2        LEVEL 3             TOTAL
                                           ---------------     -------        -------           ---------------
Affiliated Investment Companies........ $13,349,739,494          --             --           $13,349,739,494
Futures Contracts**....................       2,910,347          --             --                 2,910,347
                                           ---------------       --             --              ---------------
TOTAL.................................. $13,352,649,841          --             --           $13,352,649,841
                                           ===============       ==             ==              ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                           SHARES    VALUE+
                                                           ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Small Cap Portfolio of
   DFA Investment Dimensions Group Inc.................... 207,593 $ 7,573,004
 Investment in The Continental Small Company Series of
   The DFA Investment Trust Company.......................           2,171,663
 Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company.......................           1,826,296
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company.......................           1,401,455
 Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company.......................             938,033
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company.......................             631,125
 Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company.......................             459,984
                                                                   -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $13,706,363)..................................         $15,001,560
                                                                   ===========

Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
   Affiliated Investment Companies... $15,001,560    --      --    $15,001,560
                                      -----------    --      --    -----------
   TOTAL............................. $15,001,560    --      --    $15,001,560
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                  VALUE+
                                                               ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Japanese Small Company Series of The
       DFA Investment Trust Company........................... $648,220,609
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $648,220,609
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                  VALUE+
                                                               ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Asia Pacific Small Company Series
       of The DFA Investment Trust Company.................... $332,220,879
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $332,220,879
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $45,202,087
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $45,202,087
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                  VALUE+
                                                               ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Continental Small Company Series
       of The DFA Investment Trust Company.................... $592,215,514
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $592,215,514
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                     Percentage
                                        Shares            Value++ of Net Assets**
  COMMON STOCKS -- (96.7%)
  AUSTRALIA -- (20.0%)
      Dexus Property Group........  13,825,787    $   103,527,334          1.9%
      Goodman Group...............  23,331,942        149,598,540          2.7%
      GPT Group (The).............  24,380,306         95,200,714          1.7%
      Mirvac Group................  19,777,034         36,554,831          0.7%
      Scentre Group...............  68,764,426        212,030,820          3.9%
      Stockland...................  32,842,224        113,829,292          2.1%
      Vicinity Centres............  44,932,360         91,330,516          1.7%
      Westfield Corp..............  25,922,527        154,504,722          2.8%
      Other Securities............                    163,997,011          2.9%
                                                  --------------- -------------
  TOTAL AUSTRALIA.................                  1,120,573,780         20.4%
                                                  --------------- -------------

  BELGIUM -- (2.0%)
      Cofinimmo SA................     263,699         33,455,083          0.6%
      Other Securities............                     76,784,757          1.4%
                                                  --------------- -------------
  TOTAL BELGIUM...................                    110,239,840          2.0%
                                                  --------------- -------------

  CANADA -- (5.2%)
  #   H&R REIT....................   2,010,917         33,387,991          0.6%
  #   RioCan REIT.................   2,107,577         39,975,513          0.7%
      Other Securities............                    218,876,391          4.0%
                                                  --------------- -------------
  TOTAL CANADA....................                    292,239,895          5.3%
                                                  --------------- -------------

  CHINA -- (0.3%)
      Other Securities............                     14,973,853          0.3%
                                                  --------------- -------------

  FRANCE -- (5.5%)
      Fonciere Des Regions........     456,007         46,434,708          0.8%
      Gecina SA...................     526,297         85,482,417          1.6%
      ICADE.......................     469,808         41,056,813          0.7%
      Klepierre SA................   2,885,656        114,872,498          2.1%
      Unibail-Rodamco SE(B1YY4B3).     978,160        244,840,252          4.5%
      Unibail-Rodamco SE(7076242).     331,578         82,983,335          1.5%
      Other Securities............                     22,828,418          0.4%
                                                  --------------- -------------
  TOTAL FRANCE....................                    638,498,441         11.6%
                                                  --------------- -------------

  GERMANY -- (0.7%)
      Other Securities............                     41,167,885          0.8%
                                                  --------------- -------------

  GREECE -- (0.0%)
      Other Securities............                      1,008,448          0.0%
                                                  --------------- -------------

  HONG KONG -- (5.3%)
      Link REIT...................  28,461,905        239,287,882          4.3%
      Other Securities............                     59,178,682          1.1%
                                                  --------------- -------------
  TOTAL HONG KONG.................                    298,466,564          5.4%
                                                  --------------- -------------

  IRELAND -- (0.2%)
      Other Securities............                     12,778,405          0.2%
                                                  --------------- -------------

  ITALY -- (0.4%)
      Other Securities............                     21,038,719          0.4%
                                                  --------------- -------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


   JAPAN -- (19.8%)
   #   Advance Residence Investment Corp.....     17,155 $   40,327,190  0.7%
   #   Daiwa House REIT Investment Corp......     18,299     42,761,250  0.8%
       GLP J-Reit............................     32,261     32,339,242  0.6%
       Japan Hotel REIT Investment Corp......     52,901     35,025,118  0.6%
       Japan Prime Realty Investment Corp....     11,111     35,736,456  0.7%
       Japan Real Estate Investment Corp.....     16,129     75,615,100  1.4%
       Japan Retail Fund Investment Corp.....     34,098     60,512,264  1.1%
   #   Kenedix Office Investment Corp........      6,082     32,583,311  0.6%
       Nippon Building Fund, Inc.............     17,947     86,650,715  1.6%
       Nippon Prologis REIT, Inc.............     19,387     40,763,337  0.7%
       Nomura Real Estate Master Fund, Inc...     49,428     61,821,821  1.1%
   #   Orix JREIT, Inc.......................     33,871     46,538,238  0.8%
       United Urban Investment Corp..........     39,235     56,444,078  1.0%
       Other Securities......................               460,275,255  8.4%
                                                         -------------- -----
   TOTAL JAPAN...............................             1,107,393,375 20.1%
                                                         -------------- -----

   MALAYSIA -- (0.5%)
       Other Securities......................                29,517,583  0.5%
                                                         -------------- -----

   MEXICO -- (1.7%)
   #   Fibra Uno Administracion S.A. de C.V.. 34,409,094     53,987,015  1.0%
       Other Securities......................                41,624,914  0.7%
                                                         -------------- -----
   TOTAL MEXICO..............................                95,611,929  1.7%
                                                         -------------- -----

   NETHERLANDS -- (7.2%)
       Wereldhave NV.........................    720,117     32,736,559  0.6%
       Other Securities......................                42,324,910  0.8%
                                                         -------------- -----
   TOTAL NETHERLANDS.........................                75,061,469  1.4%
                                                         -------------- -----

   NEW ZEALAND -- (0.8%)
       Other Securities......................                45,305,907  0.8%
                                                         -------------- -----

   SINGAPORE -- (8.4%)
       Ascendas REIT......................... 32,585,100     65,517,374  1.2%
       CapitaLand Commercial Trust........... 34,097,949     43,432,872  0.8%
       CapitaLand Mall Trust................. 32,831,000     48,670,928  0.9%
   #   Mapletree Commercial Trust............ 25,804,137     29,431,331  0.5%
       Suntec REIT........................... 34,076,900     48,783,791  0.9%
       Other Securities......................               232,502,292  4.2%
                                                         -------------- -----
   TOTAL SINGAPORE...........................               468,338,588  8.5%
                                                         -------------- -----

   SOUTH AFRICA -- (3.5%)
       Growthpoint Properties, Ltd........... 29,736,158     51,580,799  0.9%
       Redefine Properties, Ltd.............. 67,048,274     50,354,358  0.9%
       Resilient REIT, Ltd...................  3,487,741     34,749,649  0.6%
       Other Securities......................                56,875,560  1.1%
                                                         -------------- -----
   TOTAL SOUTH AFRICA........................               193,560,366  3.5%
                                                         -------------- -----

   SPAIN -- (1.3%)
       Merlin Properties Socimi SA...........  4,847,051     64,000,976  1.2%
       Other Securities......................                 8,339,744  0.1%
                                                         -------------- -----
   TOTAL SPAIN...............................                72,340,720  1.3%
                                                         -------------- -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
TAIWAN -- (0.2%)
       Other Securities................            $   10,730,438            0.2%
                                                   --------------          ------

TURKEY -- (0.5%)
       Other Securities................                30,032,891            0.6%
                                                   --------------          ------

UNITED KINGDOM -- (13.2%)
       British Land Co. P.L.C. (The)... 13,875,146    110,781,945            2.0%
       Derwent London P.L.C............  1,517,000     53,918,029            1.0%
       Great Protland Estates P.L.C....  4,807,043     39,709,503            0.7%
       Hammerson P.L.C................. 11,418,551     79,487,099            1.4%
#      Intu Properties P.L.C........... 12,684,031     36,413,471            0.7%
       Land Securities Group P.L.C..... 10,398,014    133,549,584            2.4%
       Segro P.L.C..................... 14,315,123    103,342,334            1.9%
       Shaftesbury P.L.C...............  3,470,964     45,669,734            0.8%
       Other Securities................               136,412,667            2.6%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               739,284,366           13.5%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             5,418,163,462           98.5%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
NEW ZEALAND -- (0.0%)
       Other Securities................                     3,786            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             5,418,167,248
                                                   --------------

                                                      VALUE+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@   DFA Short Term Investment Fund.. 16,040,082    185,599,787            3.4%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,411,511,463)..............              $5,603,767,035          101.9%
                                                   ==============          ======

At October 31, 2017, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)....    300     12/15/17  $38,140,122 $38,590,500    $450,378
                                                ----------- -----------    --------
TOTAL FUTURES CONTRACTS...                      $38,140,122 $38,590,500    $450,378
                                                =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia......................           -- $1,120,573,780   --    $1,120,573,780
 Belgium........................           --    110,239,840   --       110,239,840
 Canada......................... $292,239,895             --   --       292,239,895
 China..........................           --     14,973,853   --        14,973,853
 France.........................   82,983,335    555,515,106   --       638,498,441
 Germany........................           --     41,167,885   --        41,167,885
 Greece.........................           --      1,008,448   --         1,008,448
 Hong Kong......................           --    298,466,564   --       298,466,564
 Ireland........................           --     12,778,405   --        12,778,405
 Italy..........................           --     21,038,719   --        21,038,719
 Japan..........................           --  1,107,393,375   --     1,107,393,375
 Malaysia.......................           --     29,517,583   --        29,517,583
 Mexico.........................   95,611,929             --   --        95,611,929
 Netherlands....................           --     75,061,469   --        75,061,469
 New Zealand....................           --     45,305,907   --        45,305,907
 Singapore......................           --    468,338,588   --       468,338,588
 South Africa...................           --    193,560,366   --       193,560,366
 Spain..........................           --     72,340,720   --        72,340,720
 Taiwan.........................           --     10,730,438   --        10,730,438
 Turkey.........................           --     30,032,891   --        30,032,891
 United Kingdom.................           --    739,284,366   --       739,284,366
RIGHTS/WARRANTS
 New Zealand....................           --          3,786   --             3,786
Securities Lending Collateral...           --    185,599,787   --       185,599,787
Futures Contracts**.............      450,378             --   --           450,378
                                 ------------ --------------   --    --------------
TOTAL........................... $471,285,537 $5,132,931,876   --    $5,604,217,413
                                 ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
COMMON STOCKS -- (40.8%)
UNITED STATES -- (40.8%)
    Alexandria Real Estate Equities, Inc............   296,010 $   36,693,400            0.5%
    American Campus Communities, Inc................   405,786     16,872,582            0.3%
    American Tower Corp.............................   962,125    138,228,499            2.1%
    Apartment Investment & Management Co. Class A...   465,349     20,466,049            0.3%
    AvalonBay Communities, Inc......................   410,124     74,367,785            1.1%
    Boston Properties, Inc..........................   457,612     55,453,422            0.8%
    Brixmor Property Group, Inc.....................   987,226     17,246,838            0.3%
    Camden Property Trust...........................   302,782     27,625,830            0.4%
    Crown Castle International Corp.................   902,269     96,614,965            1.4%
    CubeSmart.......................................   655,345     17,838,491            0.3%
    DCT Industrial Trust, Inc.......................   318,396     18,473,336            0.3%
    Digital Realty Trust, Inc.......................   579,907     68,684,161            1.0%
    Duke Realty Corp................................ 1,025,121     29,195,446            0.4%
    Equinix, Inc....................................   225,476    104,508,126            1.6%
    Equity LifeStyle Properties, Inc................   236,285     20,906,497            0.3%
    Equity Residential.............................. 1,092,067     73,452,426            1.1%
    Essex Property Trust, Inc.......................   192,016     50,390,759            0.8%
    Extra Space Storage, Inc........................   412,484     33,654,570            0.5%
#   Federal Realty Investment Trust.................   203,165     24,485,446            0.4%
    Forest City Realty Trust, Inc. Class A..........   709,996     17,487,201            0.3%
    Gaming and Leisure Properties, Inc..............   580,072     21,195,831            0.3%
#   GGP, Inc........................................ 2,007,174     39,059,606            0.6%
    HCP, Inc........................................ 1,294,413     33,447,632            0.5%
    Healthcare Trust of America, Inc. Class A.......   637,991     19,171,630            0.3%
    Host Hotels & Resorts, Inc...................... 2,225,017     43,521,333            0.6%
    Hudson Pacific Properties, Inc..................   558,331     18,882,754            0.3%
    Iron Mountain, Inc..............................   699,555     27,982,200            0.4%
    Kilroy Realty Corp..............................   317,305     22,601,635            0.3%
#   Kimco Realty Corp............................... 1,387,549     25,197,890            0.4%
    Liberty Property Trust..........................   440,082     18,870,716            0.3%
    Macerich Co. (The)..............................   376,228     20,542,049            0.3%
    Mid-America Apartment Communities, Inc..........   310,565     31,786,279            0.5%
    National Retail Properties, Inc.................   433,161     17,404,409            0.3%
#   Omega Healthcare Investors, Inc.................   614,059     17,721,743            0.3%
    Prologis, Inc................................... 1,577,624    101,882,958            1.5%
#   Public Storage..................................   454,129     94,118,235            1.4%
    Realty Income Corp..............................   766,205     41,122,222            0.6%
#   Regency Centers Corp............................   509,713     31,372,811            0.5%
#*  SBA Communications Corp.........................   327,775     51,519,674            0.8%
#   Simon Property Group, Inc.......................   928,999    144,301,415            2.1%
#   SL Green Realty Corp............................   327,763     31,360,364            0.5%
    Sun Communities, Inc............................   254,389     22,961,151            0.3%
    UDR, Inc........................................   758,996     29,441,455            0.4%
    Ventas, Inc..................................... 1,054,352     66,160,588            1.0%
    VEREIT, Inc..................................... 3,240,315     25,566,085            0.4%
    Vornado Realty Trust............................   553,485     41,433,887            0.6%
    Welltower, Inc.................................. 1,089,264     72,937,117            1.1%
    WP Carey, Inc...................................   297,172     20,252,272            0.3%
    Other Securities................................              719,205,825           10.3%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            2,793,667,595           41.4%
                                                               --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (57.6%)
UNITED STATES -- (57.6%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 467,157,379 $2,368,487,914           35.1%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,252,203  1,583,374,570           23.4%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,951,862,484           58.5%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,951,862,484           58.5%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              6,745,530,079
                                                                             --------------

                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund............................   9,319,863    107,840,139            1.6%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,118,037,872).......................................               $6,853,370,218          101.5%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $2,793,667,595           --   --    $2,793,667,595
Affiliated Investment Companies.  3,951,862,484           --   --     3,951,862,484
Securities Lending Collateral...             -- $107,840,139   --       107,840,139
                                 -------------- ------------   --    --------------
TOTAL........................... $6,745,530,079 $107,840,139   --    $6,853,370,218
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.8%)
    Downer EDI, Ltd.................... 13,482,483 $   72,345,552            0.5%
*   WorleyParsons, Ltd.................  5,201,572     55,946,016            0.4%
    Other Securities...................               846,530,437            5.1%
                                                   --------------            ----
TOTAL AUSTRALIA........................               974,822,005            6.0%
                                                   --------------            ----

AUSTRIA -- (1.3%)
*   Raiffeisen Bank International AG...  1,535,503     53,398,841            0.3%
    Wienerberger AG....................  2,684,294     68,872,121            0.4%
    Other Securities...................                88,050,016            0.6%
                                                   --------------            ----
TOTAL AUSTRIA..........................               210,320,978            1.3%
                                                   --------------            ----

BELGIUM -- (1.3%)
    Other Securities...................               215,912,553            1.3%
                                                   --------------            ----

CANADA -- (7.8%)
#   Canadian Western Bank..............  2,752,067     77,521,211            0.5%
    HudBay Minerals, Inc...............  6,906,809     51,341,988            0.3%
*   IAMGOLD Corp.......................  9,625,835     52,826,069            0.3%
#   Laurentian Bank of Canada..........  1,139,011     52,973,149            0.3%
    Other Securities...................             1,085,479,932            6.8%
                                                   --------------            ----
TOTAL CANADA...........................             1,320,142,349            8.2%
                                                   --------------            ----

DENMARK -- (1.9%)
    Jyske Bank A.S.....................    985,274     55,675,995            0.4%
    Sydbank A.S........................  1,549,002     60,470,642            0.4%
    TDC A.S............................ 10,539,047     62,308,938            0.4%
    Other Securities...................               138,344,917            0.8%
                                                   --------------            ----
TOTAL DENMARK..........................               316,800,492            2.0%
                                                   --------------            ----

FINLAND -- (2.1%)
    Cargotec Oyj Class B...............    934,497     55,166,442            0.4%
    Kesko Oyj Class B..................  1,494,944     76,344,755            0.5%
    Other Securities...................               222,531,899            1.3%
                                                   --------------            ----
TOTAL FINLAND..........................               354,043,096            2.2%
                                                   --------------            ----

FRANCE -- (4.8%)
    Arkema SA..........................    467,290     59,033,371            0.4%
    Lagardere SCA......................  1,721,801     56,700,994            0.4%
    Nexans SA..........................    745,689     48,803,398            0.3%
    Rexel SA...........................  5,345,004     95,312,221            0.6%
    Other Securities...................               554,642,961            3.3%
                                                   --------------            ----
TOTAL FRANCE...........................               814,492,945            5.0%
                                                   --------------            ----

GERMANY -- (7.1%)
    Aareal Bank AG.....................  1,761,663     73,245,341            0.5%
#   Aurubis AG.........................  1,158,293     94,917,925            0.6%
#   K+S AG.............................  2,643,663     64,272,147            0.4%
    Lanxess AG.........................  1,003,616     78,692,143            0.5%
    Leoni AG...........................    772,858     51,420,574            0.3%
    OSRAM Licht AG.....................    784,624     60,078,459            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
 GERMANY -- (Continued)
     Rheinmetall AG..................  1,053,108 $  125,075,918            0.8%
 #   Salzgitter AG...................  1,321,837     63,953,772            0.4%
     Other Securities................               587,989,600            3.5%
                                                 --------------           -----
 TOTAL GERMANY.......................             1,199,645,879            7.4%
                                                 --------------           -----

 GREECE -- (0.0%)
     Other Securities................                     2,001            0.0%
                                                 --------------           -----

 HONG KONG -- (3.4%)
     Other Securities................               575,923,913            3.6%
                                                 --------------           -----

 IRELAND -- (0.3%)
     Other Securities................                56,952,154            0.3%
                                                 --------------           -----

 ISRAEL -- (0.7%)
     Other Securities................               119,248,269            0.7%
                                                 --------------           -----

 ITALY -- (3.9%)
 #   BPER Banca...................... 14,396,544     70,079,196            0.4%
 #   Unione di Banche Italiane SpA... 21,003,603     98,578,970            0.6%
     Unipol Gruppo SpA............... 12,945,651     58,379,973            0.4%
     Other Securities................               435,987,464            2.7%
                                                 --------------           -----
 TOTAL ITALY.........................               663,025,603            4.1%
                                                 --------------           -----

 JAPAN -- (26.7%)
     Other Securities................             4,489,329,069           27.8%
                                                 --------------           -----

 NETHERLANDS -- (2.2%)
 #   APERAM SA.......................  1,300,857     69,950,448            0.5%
     ASM International NV............    756,945     50,725,914            0.3%
     Boskalis Westminster............  1,871,382     66,895,363            0.4%
 #   SBM Offshore NV.................  5,027,903     89,728,554            0.6%
     Other Securities................                86,855,512            0.5%
                                                 --------------           -----
 TOTAL NETHERLANDS...................               364,155,791            2.3%
                                                 --------------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities................                64,445,946            0.4%
                                                 --------------           -----

 NORWAY -- (0.7%)
     Other Securities................               123,424,636            0.8%
                                                 --------------           -----

 PORTUGAL -- (0.4%)
     Other Securities................                65,739,697            0.4%
                                                 --------------           -----

 SINGAPORE -- (1.2%)
     Other Securities................               192,487,954            1.2%
                                                 --------------           -----

 SPAIN -- (2.0%)
     Acciona SA......................    817,969     67,731,270            0.4%
     Other Securities................               272,754,919            1.7%
                                                 --------------           -----
 TOTAL SPAIN.........................               340,486,189            2.1%
                                                 --------------           -----

 SWEDEN -- (2.3%)
     Other Securities................               388,719,398            2.4%
                                                 --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
SWITZERLAND -- (4.0%)
       Helvetia Holding AG.............    137,677 $    74,012,896            0.5%
       Other Securities................                590,276,710            3.6%
                                                   ---------------          ------
TOTAL SWITZERLAND......................                664,289,606            4.1%
                                                   ---------------          ------

UNITED KINGDOM -- (14.2%)
       Beazley P.L.C................... 12,372,002      82,993,767            0.5%
       Bellway P.L.C...................  3,278,643     158,967,673            1.0%
       Bodycote P.L.C..................  4,607,596      57,308,740            0.4%
       Bovis Homes Group P.L.C.........  4,858,289      75,896,774            0.5%
       Centamin P.L.C.................. 30,587,973      56,610,827            0.4%
#      Greene King P.L.C...............  8,075,171      58,024,538            0.4%
       Hiscox, Ltd.....................  7,747,573     146,915,933            0.9%
#      John Wood Group P.L.C........... 10,305,303      97,444,953            0.6%
       Lancashire Holdings, Ltd........  4,937,751      49,268,744            0.3%
       Man Group P.L.C................. 34,155,880      87,834,441            0.6%
       Meggitt P.L.C...................  9,149,857      62,987,853            0.4%
       Melrose Industries P.L.C........ 30,450,980      88,942,834            0.6%
       Phoenix Group Holdings..........  6,676,330      67,106,663            0.4%
       Redrow P.L.C....................  7,116,554      61,540,408            0.4%
       TP ICAP P.L.C...................  7,345,386      53,108,768            0.3%
       Vesuvius P.L.C..................  7,211,364      56,259,916            0.4%
       Other Securities................              1,124,608,149            6.7%
                                                   ---------------          ------
TOTAL UNITED KINGDOM...................              2,385,820,981           14.8%
                                                   ---------------          ------
TOTAL COMMON STOCKS....................             15,900,231,504           98.4%
                                                   ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                 18,618,374            0.1%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS.................                 18,618,374            0.1%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
       Other Securities................                    762,130            0.0%
                                                   ---------------          ------

HONG KONG -- (0.0%)
       Other Securities................                     15,562            0.0%
                                                   ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                  1,706,249            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS..................                  2,483,941            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             15,921,333,819
                                                   ---------------

                                                       VALUE+
                                                       ------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@   DFA Short Term Investment Fund.. 78,646,691     910,020,857            5.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,157,977,835).............              $16,831,354,676          104.1%
                                                   ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


At October 31, 2017, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,089    12/15/17  $134,134,466 $140,083,515   $5,949,049
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $134,134,466 $140,083,515   $5,949,049
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Australia......................             -- $   974,822,005   --    $   974,822,005
 Austria........................             --     210,320,978   --        210,320,978
 Belgium........................             --     215,912,553   --        215,912,553
 Canada......................... $1,319,427,784         714,565   --      1,320,142,349
 Denmark........................      9,890,126     306,910,366   --        316,800,492
 Finland........................             --     354,043,096   --        354,043,096
 France.........................         91,841     814,401,104   --        814,492,945
 Germany........................             --   1,199,645,879   --      1,199,645,879
 Greece.........................             --           2,001   --              2,001
 Hong Kong......................        761,990     575,161,923   --        575,923,913
 Ireland........................             --      56,952,154   --         56,952,154
 Israel.........................             --     119,248,269   --        119,248,269
 Italy..........................        334,338     662,691,265   --        663,025,603
 Japan..........................             --   4,489,329,069   --      4,489,329,069
 Netherlands....................             --     364,155,791   --        364,155,791
 New Zealand....................             --      64,445,946   --         64,445,946
 Norway.........................             --     123,424,636   --        123,424,636
 Portugal.......................             --      65,739,697   --         65,739,697
 Singapore......................             --     192,487,954   --        192,487,954
 Spain..........................             --     340,486,189   --        340,486,189
 Sweden.........................             --     388,719,398   --        388,719,398
 Switzerland....................             --     664,289,606   --        664,289,606
 United Kingdom.................             --   2,385,820,981   --      2,385,820,981
Preferred Stocks
 Germany........................             --      18,618,374   --         18,618,374
Rights/Warrants
 Australia......................             --         762,130   --            762,130
 Hong Kong......................             --          15,562   --             15,562
 Spain..........................             --       1,706,249   --          1,706,249
Securities Lending Collateral...             --     910,020,857   --        910,020,857
Futures Contracts**.............      5,949,049              --   --          5,949,049
                                 -------------- ---------------   --    ---------------
TOTAL........................... $1,336,455,128 $15,500,848,597   --    $16,837,303,725
                                 ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (93.3%)
AUSTRALIA -- (5.6%)
#   Australia & New Zealand Banking Group, Ltd.. 214,260 $  4,916,956            0.2%
    BHP Billiton, Ltd........................... 314,531    6,475,815            0.3%
    Macquarie Group, Ltd........................  56,822    4,286,649            0.2%
    Woodside Petroleum, Ltd..................... 175,531    4,137,795            0.2%
    Other Securities............................          130,304,069            5.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          150,121,284            5.9%
                                                         ------------            ----

AUSTRIA -- (0.8%)
    Other Securities............................           21,355,276            0.9%
                                                         ------------            ----

BELGIUM -- (1.7%)
    Ageas....................................... 107,511    5,213,744            0.2%
    Solvay SA...................................  28,898    4,293,037            0.2%
    Umicore SA.................................. 113,150    5,056,694            0.2%
    Other Securities............................           30,975,753            1.2%
                                                         ------------            ----
TOTAL BELGIUM...................................           45,539,228            1.8%
                                                         ------------            ----

CANADA -- (8.0%)
    Other Securities............................          213,844,639            8.5%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................               64,762            0.0%
                                                         ------------            ----

DENMARK -- (1.9%)
    Other Securities............................           51,317,664            2.0%
                                                         ------------            ----

FINLAND -- (2.0%)
    UPM-Kymmene Oyj............................. 258,374    7,759,555            0.3%
    Other Securities............................           45,839,513            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           53,599,068            2.1%
                                                         ------------            ----

FRANCE -- (6.3%)
    BNP Paribas SA..............................  73,561    5,741,393            0.2%
    Cie de Saint-Gobain.........................  98,275    5,762,148            0.2%
    Renault SA..................................  41,368    4,102,183            0.2%
    Rexel SA.................................... 249,373    4,446,824            0.2%
    STMicroelectronics NV....................... 182,377    4,293,396            0.2%
    Total SA.................................... 189,670   10,571,844            0.4%
*   Ubisoft Entertainment SA....................  63,784    4,866,695            0.2%
    Other Securities............................          127,699,665            5.0%
                                                         ------------            ----
TOTAL FRANCE....................................          167,484,148            6.6%
                                                         ------------            ----

GERMANY -- (6.2%)
    Allianz SE..................................  25,753    6,012,264            0.3%
    BASF SE.....................................  39,408    4,309,396            0.2%
    Daimler AG..................................  89,896    7,505,071            0.3%
    Deutsche Lufthansa AG....................... 152,127    4,887,513            0.2%
    E.ON SE..................................... 588,434    6,969,668            0.3%
*   RWE AG...................................... 247,438    6,221,546            0.3%
    Other Securities............................          130,392,007            5.0%
                                                         ------------            ----
TOTAL GERMANY...................................          166,297,465            6.6%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                           ------     -------    ---------------
HONG KONG -- (2.9%)
    Other Securities.....................           $ 78,974,131            3.1%
                                                    ------------           -----

IRELAND -- (0.5%)
    Other Securities.....................             13,404,263            0.5%
                                                    ------------           -----

ISRAEL -- (0.8%)
    Other Securities.....................             20,385,479            0.8%
                                                    ------------           -----

ITALY -- (3.2%)
    Assicurazioni Generali SpA...........   303,243    5,518,948            0.2%
*   Banco BPM SpA........................ 1,218,177    4,241,551            0.2%
    Fiat Chrysler Automobiles NV.........   452,754    7,828,694            0.3%
*   UniCredit SpA........................   235,562    4,501,733            0.2%
    Other Securities.....................             62,340,988            2.4%
                                                    ------------           -----
TOTAL ITALY..............................             84,431,914            3.3%
                                                    ------------           -----

JAPAN -- (23.8%)
    Honda Motor Co., Ltd.................   138,023    4,325,234            0.2%
    Mitsubishi Chemical Holdings Corp....   464,080    4,847,460            0.2%
    Mitsubishi UFJ Financial Group, Inc..   817,300    5,543,862            0.2%
    Toyota Motor Corp....................    73,263    4,544,215            0.2%
#   Toyota Motor Corp. Sponsored ADR.....    36,827    4,566,548            0.2%
    Other Securities.....................            613,465,176           24.2%
                                                    ------------           -----
TOTAL JAPAN..............................            637,292,495           25.2%
                                                    ------------           -----

NETHERLANDS -- (2.6%)
#   Koninklijke Ahold Delhaize NV........   219,005    4,120,633            0.2%
    Other Securities.....................             64,634,729            2.5%
                                                    ------------           -----
TOTAL NETHERLANDS........................             68,755,362            2.7%
                                                    ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities.....................             12,681,695            0.5%
                                                    ------------           -----

NORWAY -- (0.9%)
    Other Securities.....................             23,088,753            0.9%
                                                    ------------           -----

PORTUGAL -- (0.3%)
    Other Securities.....................              9,204,857            0.4%
                                                    ------------           -----

SINGAPORE -- (1.2%)
    Other Securities.....................             31,189,507            1.2%
                                                    ------------           -----

SPAIN -- (2.0%)
    Banco de Sabadell SA................. 2,409,751    4,824,833            0.2%
    Banco Santander SA...................   949,100    6,434,241            0.3%
    Repsol SA............................   224,372    4,204,596            0.2%
    Other Securities.....................             38,669,871            1.5%
                                                    ------------           -----
TOTAL SPAIN..............................             54,133,541            2.2%
                                                    ------------           -----

SWEDEN -- (2.6%)
    Boliden AB...........................   124,690    4,363,123            0.2%
    Other Securities.....................             64,611,791            2.5%
                                                    ------------           -----
TOTAL SWEDEN.............................             68,974,914            2.7%
                                                    ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES      VALUE++     OF NET ASSETS**
                                                        ------      -------     ---------------
SWITZERLAND -- (5.5%)
    Baloise Holding AG................................    26,119 $    4,117,851            0.2%
    Clariant AG.......................................   182,599      4,594,173            0.2%
    Nestle SA.........................................   110,012      9,256,245            0.4%
    Novartis AG.......................................    52,784      4,353,584            0.2%
    Novartis AG Sponsored ADR.........................    73,269      6,050,554            0.3%
    Other Securities..................................              119,708,413            4.6%
                                                                 --------------           -----
TOTAL SWITZERLAND.....................................              148,080,820            5.9%
                                                                 --------------           -----

UNITED KINGDOM -- (14.0%)
    Anglo American P.L.C..............................   398,838      7,523,285            0.3%
    BP P.L.C. Sponsored ADR...........................   244,019      9,924,259            0.4%
    HSBC Holdings P.L.C. Sponsored ADR................   234,122     11,418,130            0.5%
    Melrose Industries P.L.C.......................... 1,498,496      4,376,887            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   157,827      9,947,823            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   102,022      6,668,158            0.3%
*   Standard Chartered P.L.C..........................   415,514      4,138,465            0.2%
    Vodafone Group P.L.C.............................. 1,755,059      5,020,063            0.2%
    Vodafone Group P.L.C. Sponsored ADR...............   142,624      4,133,249            0.2%
    Other Securities..................................              311,073,876           12.1%
                                                                 --------------           -----
TOTAL UNITED KINGDOM..................................              374,224,195           14.8%
                                                                 --------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                   13,831            0.0%
                                                                 --------------           -----
TOTAL COMMON STOCKS...................................            2,494,459,291           98.6%
                                                                 --------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Volkswagen AG.....................................    25,998      4,760,315            0.2%
    Other Securities..................................                6,704,101            0.3%
                                                                 --------------           -----
TOTAL GERMANY.........................................               11,464,416            0.5%
                                                                 --------------           -----
TOTAL PREFERRED STOCKS................................               11,464,416            0.5%
                                                                 --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                   33,649            0.0%
                                                                 --------------           -----

FRANCE -- (0.0%)
    Other Securities..................................                      372            0.0%
                                                                 --------------           -----

HONG KONG -- (0.0%)
    Other Securities..................................                      417            0.0%
                                                                 --------------           -----

SPAIN -- (0.0%)
    Other Securities..................................                  184,352            0.0%
                                                                 --------------           -----

SWITZERLAND -- (0.0%)
    Other Securities..................................                   11,358            0.0%
                                                                 --------------           -----
TOTAL RIGHTS/WARRANTS.................................                  230,148            0.0%
                                                                 --------------           -----
TOTAL INVESTMENT SECURITIES...........................            2,506,153,855
                                                                 --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@   DFA Short Term Investment Fund.. 14,624,867 $  169,224,337            6.7%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,123,246,116)..............              $2,675,378,192          105.8%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  3,313,075 $  146,808,209   --    $  150,121,284
 Austria........................           --     21,355,276   --        21,355,276
 Belgium........................      789,230     44,749,998   --        45,539,228
 Canada.........................  213,839,767          4,872   --       213,844,639
 China..........................           --         64,762   --            64,762
 Denmark........................      873,243     50,444,421   --        51,317,664
 Finland........................           --     53,599,068   --        53,599,068
 France.........................      800,197    166,683,951   --       167,484,148
 Germany........................    6,042,026    160,255,439   --       166,297,465
 Hong Kong......................      680,141     78,293,990   --        78,974,131
 Ireland........................    2,585,278     10,818,985   --        13,404,263
 Israel.........................    1,146,076     19,239,403   --        20,385,479
 Italy..........................      533,795     83,898,119   --        84,431,914
 Japan..........................    9,690,572    627,601,923   --       637,292,495
 Netherlands....................    7,851,770     60,903,592   --        68,755,362
 New Zealand....................        6,270     12,675,425   --        12,681,695
 Norway.........................      222,380     22,866,373   --        23,088,753
 Portugal.......................           --      9,204,857   --         9,204,857
 Singapore......................       13,034     31,176,473   --        31,189,507
 Spain..........................    2,651,326     51,482,215   --        54,133,541
 Sweden.........................      172,409     68,802,505   --        68,974,914
 Switzerland....................    9,644,504    138,436,316   --       148,080,820
 United Kingdom.................   61,642,137    312,582,058   --       374,224,195
 United States..................       13,831             --   --            13,831
Preferred Stocks................
 Germany........................           --     11,464,416   --        11,464,416
Rights/Warrants.................
 Australia......................           --         33,649   --            33,649
 France.........................           --            372   --               372
 Hong Kong......................           --            417   --               417
 Spain..........................           --        184,352   --           184,352
 Switzerland....................           --         11,358   --            11,358
Securities Lending Collateral...           --    169,224,337   --       169,224,337
                                 ------------ --------------   --    --------------
TOTAL........................... $322,511,061 $2,352,867,131   --    $2,675,378,192
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                                  SHARES  VALUE++   OF NET ASSETS**
                                                  ------  -------   ---------------
COMMON STOCKS -- (96.4%)
AUSTRALIA -- (5.7%)
     BHP Billiton, Ltd........................... 33,542 $  690,589            1.0%
     CSL, Ltd....................................  3,787    403,168            0.6%
     Other Securities............................         2,866,784            4.2%
                                                         ----------            ----
TOTAL AUSTRALIA..................................         3,960,541            5.8%
                                                         ----------            ----

AUSTRIA -- (0.2%)
     Other Securities............................           165,923            0.2%
                                                         ----------            ----

BELGIUM -- (1.2%)
     Other Securities............................           808,670            1.2%
                                                         ----------            ----

CANADA -- (8.1%)
     Canadian Imperial Bank of Commerce..........  4,098    360,829            0.5%
     Canadian National Railway Co................  6,138    494,048            0.7%
     Royal Bank of Canada........................  9,264    723,982            1.1%
     Other Securities............................         4,016,145            6.0%
                                                         ----------            ----
TOTAL CANADA.....................................         5,595,004            8.3%
                                                         ----------            ----

DENMARK -- (1.6%)
     Novo Nordisk A.S. Class B................... 19,051    948,527            1.4%
     Other Securities............................           163,169            0.2%
                                                         ----------            ----
TOTAL DENMARK....................................         1,111,696            1.6%
                                                         ----------            ----

FINLAND -- (0.8%)
     Other Securities............................           586,275            0.9%
                                                         ----------            ----

FRANCE -- (9.1%)
     Airbus SE...................................  4,387    450,172            0.7%
     Cie Generale des Etablissements Michelin....  3,553    514,284            0.8%
     LVMH Moet Hennessy Louis Vuitton SE.........  2,388    712,252            1.0%
     Vinci SA....................................  4,852    475,387            0.7%
     Other Securities............................         4,127,032            6.1%
                                                         ----------            ----
TOTAL FRANCE.....................................         6,279,127            9.3%
                                                         ----------            ----

GERMANY -- (8.1%)
     BASF SE.....................................  6,528    713,859            1.1%
     Bayer AG....................................  6,254    813,513            1.2%
     Bayerische Motoren Werke AG.................  3,179    326,039            0.5%
     Deutsche Post AG............................  7,604    348,568            0.5%
     Deutsche Telekom AG......................... 34,450    623,797            0.9%
     E.ON SE..................................... 32,916    389,871            0.6%
     Other Securities............................         2,415,269            3.5%
                                                         ----------            ----
TOTAL GERMANY....................................         5,630,916            8.3%
                                                         ----------            ----

HONG KONG -- (2.5%)
     Other Securities............................         1,713,063            2.5%
                                                         ----------            ----

IRELAND -- (0.5%)
     Other Securities............................           331,606            0.5%
                                                         ----------            ----

ISRAEL -- (0.4%)
     Other Securities............................           251,573            0.4%
                                                         ----------            ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------   -------   ---------------
   ITALY -- (2.1%)
        Enel SpA............................ 57,414 $   356,063            0.5%
        Other Securities....................          1,101,225            1.6%
                                                    -----------           -----
   TOTAL ITALY..............................          1,457,288            2.1%
                                                    -----------           -----

   JAPAN -- (22.2%)
        Bridgestone Corp....................  7,500     358,278            0.5%
        Hitachi, Ltd........................ 57,000     453,911            0.7%
        Japan Tobacco, Inc..................  9,600     317,762            0.5%
        KDDI Corp........................... 18,800     500,882            0.7%
        NTT DOCOMO, Inc..................... 14,600     353,594            0.5%
        Panasonic Corp...................... 20,700     312,557            0.5%
        Seven & I Holdings Co., Ltd.........  7,900     318,405            0.5%
        SoftBank Group Corp.................  7,900     700,115            1.0%
        Sony Corp........................... 11,200     468,548            0.7%
        Other Securities....................         11,555,290           17.0%
                                                    -----------           -----
   TOTAL JAPAN..............................         15,339,342           22.6%
                                                    -----------           -----

   NETHERLANDS -- (3.2%)
        Akzo Nobel NV.......................  3,532     318,872            0.5%
        Unilever NV......................... 15,878     920,289            1.4%
        Other Securities....................            946,577            1.3%
                                                    -----------           -----
   TOTAL NETHERLANDS........................          2,185,738            3.2%
                                                    -----------           -----

   NEW ZEALAND -- (0.2%)
        Other Securities....................            167,244            0.2%
                                                    -----------           -----

   NORWAY -- (0.8%)
        Other Securities....................            579,739            0.9%
                                                    -----------           -----

   PORTUGAL -- (0.1%)
        Other Securities....................             39,572            0.1%
                                                    -----------           -----

   SINGAPORE -- (1.0%)
        Other Securities....................            691,876            1.0%
                                                    -----------           -----

   SPAIN -- (3.0%)
        Amadeus IT Group SA.................  6,239     423,309            0.6%
        Telefonica SA....................... 42,271     443,231            0.6%
        Other Securities....................          1,197,830            1.8%
                                                    -----------           -----
   TOTAL SPAIN..............................          2,064,370            3.0%
                                                    -----------           -----

   SWEDEN -- (2.8%)
        Volvo AB Class B.................... 17,355     343,737            0.5%
        Other Securities....................          1,628,581            2.4%
                                                    -----------           -----
   TOTAL SWEDEN.............................          1,972,318            2.9%
                                                    -----------           -----

   SWITZERLAND -- (7.3%)
        ABB, Ltd............................ 19,985     521,909            0.8%
        Givaudan SA.........................    189     422,092            0.6%
        Nestle SA...........................  4,640     390,403            0.6%
        Roche Holding AG....................  5,911   1,366,215            2.0%
        Other Securities....................          2,380,794            3.5%
                                                    -----------           -----
   TOTAL SWITZERLAND........................          5,081,413            7.5%
                                                    -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------    -------   ---------------
UNITED KINGDOM -- (15.5%)
#     AstraZeneca P.L.C. Sponsored ADR.......  22,177 $   765,106            1.1%
      BAE Systems P.L.C......................  59,568     469,237            0.7%
      BT Group P.L.C.........................  88,241     304,037            0.5%
      Diageo P.L.C. Sponsored ADR............   4,657     638,056            0.9%
      Experian P.L.C.........................  15,450     325,505            0.5%
      Ferguson P.L.C.........................   5,488     383,776            0.6%
#     GlaxoSmithKline P.L.C. Sponsored ADR...  16,902     615,740            0.9%
      Imperial Brands P.L.C..................   7,910     322,503            0.5%
      Reckitt Benckiser Group P.L.C..........   5,379     481,241            0.7%
      Rio Tinto P.L.C. Sponsored ADR.........  11,555     553,831            0.8%
      Rolls-Royce Holdings P.L.C.............  31,777     410,653            0.6%
      SSE P.L.C..............................  20,769     381,441            0.6%
      Tesco P.L.C............................ 151,826     365,838            0.5%
      Unilever P.L.C. Sponsored ADR..........  10,038     568,653            0.8%
      Other Securities.......................           4,161,974            6.2%
                                                      -----------          ------
TOTAL UNITED KINGDOM.........................          10,747,591           15.9%
                                                      -----------          ------
TOTAL COMMON STOCKS..........................          66,760,885           98.4%
                                                      -----------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG..........................   1,936     354,488            0.5%
      Other Securities.......................             173,171            0.3%
                                                      -----------          ------
TOTAL GERMANY................................             527,659            0.8%
                                                      -----------          ------
TOTAL PREFERRED STOCKS.......................             527,659            0.8%
                                                      -----------          ------
TOTAL INVESTMENT SECURITIES..................          67,288,544
                                                      -----------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund......... 167,908   1,942,864            2.9%
                                                      -----------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $65,511,817).........................          $69,231,408          102.1%
                                                      ===========          ======

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- -----------
  Common Stocks
   Australia......................          -- $ 3,960,541   --    $ 3,960,541
   Austria........................          --     165,923   --        165,923
   Belgium........................          --     808,670   --        808,670
   Canada......................... $ 5,595,004          --   --      5,595,004
   Denmark........................          --   1,111,696   --      1,111,696
   Finland........................          --     586,275   --        586,275
   France.........................          --   6,279,127   --      6,279,127
   Germany........................          --   5,630,916   --      5,630,916
   Hong Kong......................          --   1,713,063   --      1,713,063
   Ireland........................      35,306     296,300   --        331,606
   Israel.........................      39,193     212,380   --        251,573
   Italy..........................     155,105   1,302,183   --      1,457,288
   Japan..........................          --  15,339,342   --     15,339,342
   Netherlands....................     920,289   1,265,449   --      2,185,738
   New Zealand....................          --     167,244   --        167,244
   Norway.........................          --     579,739   --        579,739
   Portugal.......................          --      39,572   --         39,572
   Singapore......................          --     691,876   --        691,876
   Spain..........................          --   2,064,370   --      2,064,370
   Sweden.........................          --   1,972,318   --      1,972,318
   Switzerland....................      67,934   5,013,479   --      5,081,413
   United Kingdom.................   3,291,152   7,456,439   --     10,747,591
  Preferred Stocks
   Germany........................          --     527,659   --        527,659
  Securities Lending Collateral...          --   1,942,864   --      1,942,864
                                   ----------- -----------   --    -----------
  TOTAL........................... $10,103,983 $59,127,425   --    $69,231,408
                                   =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $158,614,724
Investment in Dimensional Emerging Markets Value Fund........             63,117,901
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,055,882   24,823,781
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $206,206,624).....................................           $246,556,406
                                                                        ============

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     ------------ ------- ------- ------------
  Affiliated Investment Companies... $246,556,406   --      --    $246,556,406
                                     ------------   --      --    ------------
  TOTAL............................. $246,556,406   --      --    $246,556,406
                                     ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                                ------    -------   ---------------
COMMON STOCKS -- (97.8%)
AUSTRALIA -- (4.3%)
    BlueScope Steel, Ltd.......................  88,385 $   870,152            0.2%
    Boral, Ltd................................. 149,841     822,228            0.2%
*   Santos, Ltd................................ 243,160     840,241            0.2%
    Other Securities...........................          17,640,799            3.7%
                                                        -----------            ----
TOTAL AUSTRALIA................................          20,173,420            4.3%
                                                        -----------            ----

AUSTRIA -- (0.8%)
*   Raiffeisen Bank International AG...........  27,085     941,911            0.2%
    Other Securities...........................           3,017,907            0.7%
                                                        -----------            ----
TOTAL AUSTRIA..................................           3,959,818            0.9%
                                                        -----------            ----

BELGIUM -- (1.1%)
    Ageas......................................  31,193   1,512,707            0.3%
    Other Securities...........................           3,404,481            0.8%
                                                        -----------            ----
TOTAL BELGIUM..................................           4,917,188            1.1%
                                                        -----------            ----

BRAZIL -- (1.5%)
    Other Securities...........................           7,074,523            1.5%
                                                        -----------            ----

CANADA -- (5.6%)
*   Kinross Gold Corp.......................... 202,343     799,899            0.2%
    Other Securities...........................          25,590,849            5.5%
                                                        -----------            ----
TOTAL CANADA...................................          26,390,748            5.7%
                                                        -----------            ----

CHILE -- (0.3%)
    Other Securities...........................           1,492,865            0.3%
                                                        -----------            ----

CHINA -- (7.9%)
    China Taiping Insurance Holdings Co., Ltd.. 278,000     916,775            0.2%
    Other Securities...........................          35,990,703            7.7%
                                                        -----------            ----
TOTAL CHINA....................................          36,907,478            7.9%
                                                        -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...........................             527,214            0.1%
                                                        -----------            ----

DENMARK -- (1.4%)
    Jyske Bank A.S.............................  14,411     814,339            0.2%
    Other Securities...........................           5,824,939            1.2%
                                                        -----------            ----
TOTAL DENMARK..................................           6,639,278            1.4%
                                                        -----------            ----

FINLAND -- (1.5%)
    Neste Oyj..................................  17,647     982,431            0.2%
    Stora Enso Oyj Class R.....................  81,990   1,281,355            0.3%
    Other Securities...........................           4,761,302            1.0%
                                                        -----------            ----
TOTAL FINLAND..................................           7,025,088            1.5%
                                                        -----------            ----

FRANCE -- (3.9%)
    Arkema SA..................................  10,891   1,375,875            0.3%
    Eiffage SA.................................  10,627   1,110,050            0.3%
    Faurecia...................................  10,990     798,922            0.2%
    Rexel SA...................................  50,303     897,004            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    FRANCE -- (Continued)
        SCOR SE.........................  26,197 $ 1,087,527            0.2%
        Other Securities................          12,994,682            2.7%
                                                 -----------           -----
    TOTAL FRANCE........................          18,264,060            3.9%
                                                 -----------           -----

    GERMANY -- (5.0%)
        Deutsche Lufthansa AG...........  40,731   1,308,599            0.3%
        Lanxess AG......................  14,058   1,102,268            0.2%
        OSRAM Licht AG..................  10,639     814,626            0.2%
        Rheinmetall AG..................   8,438   1,002,167            0.2%
    *   RWE AG..........................  66,040   1,660,500            0.4%
        Uniper SE.......................  33,621     944,703            0.2%
        Other Securities................          16,544,233            3.5%
                                                 -----------           -----
    TOTAL GERMANY.......................          23,377,096            5.0%
                                                 -----------           -----

    HONG KONG -- (1.9%)
        Other Securities................           9,051,196            1.9%
                                                 -----------           -----

    INDIA -- (4.1%)
        Vedanta, Ltd.................... 158,687     815,019            0.2%
        Other Securities................          18,511,963            3.9%
                                                 -----------           -----
    TOTAL INDIA.........................          19,326,982            4.1%
                                                 -----------           -----

    INDONESIA -- (0.7%)
        Other Securities................           3,293,956            0.7%
                                                 -----------           -----

    IRELAND -- (0.6%)
    *   Bank of Ireland Group P.L.C..... 259,138   2,030,398            0.5%
        Other Securities................             637,070            0.1%
                                                 -----------           -----
    TOTAL IRELAND.......................           2,667,468            0.6%
                                                 -----------           -----

    ISRAEL -- (0.5%)
        Other Securities................           2,309,524            0.5%
                                                 -----------           -----

    ITALY -- (2.7%)
    *   Banco BPM SpA................... 286,172     996,419            0.2%
        Fiat Chrysler Automobiles NV....  76,941   1,330,408            0.3%
        Mediobanca SpA..................  78,387     858,678            0.2%
        Unione di Banche Italiane SpA... 199,151     934,702            0.2%
        Other Securities................           8,546,073            1.8%
                                                 -----------           -----
    TOTAL ITALY.........................          12,666,280            2.7%
                                                 -----------           -----

    JAPAN -- (17.9%)
        Other Securities................          84,018,024           18.0%
                                                 -----------           -----

    MALAYSIA -- (0.9%)
        Other Securities................           3,981,154            0.9%
                                                 -----------           -----

    MEXICO -- (0.8%)
        Other Securities................           3,674,446            0.8%
                                                 -----------           -----

    NETHERLANDS -- (1.6%)
        Aegon NV........................ 286,779   1,693,101            0.4%
        APERAM SA.......................  14,890     800,674            0.2%
        ASM International NV............  11,881     796,193            0.2%
        SBM Offshore NV.................  44,899     801,273            0.2%
        Other Securities................           3,552,929            0.6%
                                                 -----------           -----
    TOTAL NETHERLANDS...................           7,644,170            1.6%
                                                 -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
    NEW ZEALAND -- (0.4%)
        Other Securities...............         $ 1,657,332            0.4%
                                                -----------            ----

    NORWAY -- (0.8%)
        Other Securities...............           3,869,121            0.8%
                                                -----------            ----

    PHILIPPINES -- (0.3%)
        Other Securities...............           1,560,999            0.3%
                                                -----------            ----

    POLAND -- (0.5%)
        Other Securities...............           2,386,967            0.5%
                                                -----------            ----

    PORTUGAL -- (0.3%)
        Other Securities...............           1,217,439            0.3%
                                                -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities...............           3,676,518            0.8%
                                                -----------            ----

    SOUTH AFRICA -- (1.7%)
        Other Securities...............           8,152,368            1.7%
                                                -----------            ----

    SOUTH KOREA -- (4.6%)
        Other Securities...............          21,735,250            4.7%
                                                -----------            ----

    SPAIN -- (1.6%)
        Banco de Sabadell SA........... 912,089   1,826,196            0.4%
        Other Securities...............           5,551,807            1.2%
                                                -----------            ----
    TOTAL SPAIN........................           7,378,003            1.6%
                                                -----------            ----

    SWEDEN -- (1.7%)
        Other Securities...............           7,966,075            1.7%
                                                -----------            ----

    SWITZERLAND -- (3.1%)
        Baloise Holding AG.............   6,402   1,009,322            0.2%
        Swiss Life Holding AG..........   4,696   1,632,185            0.4%
        Other Securities...............          11,887,842            2.5%
                                                -----------            ----
    TOTAL SWITZERLAND..................          14,529,349            3.1%
                                                -----------            ----

    TAIWAN -- (4.8%)
        Other Securities...............          22,758,899            4.9%
                                                -----------            ----

    THAILAND -- (0.8%)
        Other Securities...............           3,960,064            0.9%
                                                -----------            ----

    TURKEY -- (0.4%)
        Other Securities...............           1,922,716            0.4%
                                                -----------            ----

    UNITED KINGDOM -- (10.9%)
        Barratt Developments P.L.C..... 158,301   1,376,399            0.3%
        Bellway P.L.C..................  25,648   1,243,564            0.3%
        Berkeley Group Holdings P.L.C..  16,899     839,721            0.2%
        GKN P.L.C...................... 201,823     850,654            0.2%
        Hiscox, Ltd....................  55,044   1,043,790            0.2%
        J Sainsbury P.L.C.............. 260,347     838,375            0.2%
        John Wood Group P.L.C..........  92,959     879,005            0.2%
        Johnson Matthey P.L.C..........  24,288   1,090,434            0.2%
        Marks & Spencer Group P.L.C.... 205,740     940,311            0.2%
        Meggitt P.L.C.................. 143,546     988,174            0.2%
        Pearson P.L.C..................  90,692     846,849            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                        SHARES    VALUE++    OF NET ASSETS**
                                        ------    -------    ---------------
   UNITED KINGDOM -- (Continued)
       Persimmon P.L.C.................  33,858 $  1,260,045            0.3%
       Royal Mail P.L.C................ 180,633      897,593            0.2%
       Taylor Wimpey P.L.C............. 389,086    1,031,108            0.2%
       Travis Perkins P.L.C............  40,221      811,939            0.2%
       WM Morrison Supermarkets P.L.C.. 349,221    1,039,714            0.2%
       Other Securities................           35,350,860            7.5%
                                                ------------           -----
   TOTAL UNITED KINGDOM................           51,328,535           11.0%
                                                ------------           -----
   TOTAL COMMON STOCKS.................          459,481,611           98.5%
                                                ------------           -----

   PREFERRED STOCKS -- (0.7%)
   BRAZIL -- (0.5%)
       Other Securities................            2,347,941            0.5%
                                                ------------           -----

   COLOMBIA -- (0.0%)
       Other Securities................              185,744            0.1%
                                                ------------           -----

   GERMANY -- (0.2%)
       Other Securities................              903,195            0.2%
                                                ------------           -----
   TOTAL PREFERRED STOCKS..............            3,436,880            0.8%
                                                ------------           -----

   RIGHTS/WARRANTS -- (0.0%)
   AUSTRALIA -- (0.0%)
       Other Securities................                7,783            0.0%
                                                ------------           -----

   BRAZIL -- (0.0%)
       Other Securities................                  234            0.0%
                                                ------------           -----

   CHILE -- (0.0%)
       Other Securities................                5,183            0.0%
                                                ------------           -----

   HONG KONG -- (0.0%)
       Other Securities................                  433            0.0%
                                                ------------           -----

   INDIA -- (0.0%)
       Other Securities................                4,912            0.0%
                                                ------------           -----

   MALAYSIA -- (0.0%)
       Other Securities................                4,668            0.0%
                                                ------------           -----

   SOUTH KOREA -- (0.0%)
       Other Securities................                6,198            0.0%
                                                ------------           -----

   SPAIN -- (0.0%)
       Other Securities................                3,383            0.0%
                                                ------------           -----

   TAIWAN -- (0.0%)
       Other Securities................                5,901            0.0%
                                                ------------           -----

   THAILAND -- (0.0%)
       Other Securities................               16,324            0.0%
                                                ------------           -----
   TOTAL RIGHTS/WARRANTS...............               55,019            0.0%
                                                ------------           -----
   TOTAL INVESTMENT SECURITIES.........          462,973,510
                                                ------------


WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
   SECURITIES LENDING COLLATERAL -- (1.5%)
   (S)@   DFA Short Term Investment Fund.. 619,913 $  7,173,015            1.5%
                                                   ------------          ------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $390,872,219)................           $470,146,525          100.8%
                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- -----------
  Common Stocks
   Australia......................          -- $20,173,420   --    $20,173,420
   Austria........................          --   3,959,818   --      3,959,818
   Belgium........................          --   4,917,188   --      4,917,188
   Brazil......................... $ 7,074,523          --   --      7,074,523
   Canada.........................  26,390,748          --   --     26,390,748
   Chile..........................      12,402   1,480,463   --      1,492,865
   China..........................   1,229,798  35,677,680   --     36,907,478
   Colombia.......................     527,214          --   --        527,214
   Denmark........................     228,799   6,410,479   --      6,639,278
   Finland........................          --   7,025,088   --      7,025,088
   France.........................       1,099  18,262,961   --     18,264,060
   Germany........................          --  23,377,096   --     23,377,096
   Hong Kong......................          --   9,051,196   --      9,051,196
   India..........................     220,593  19,106,389   --     19,326,982
   Indonesia......................          --   3,293,956   --      3,293,956
   Ireland........................          --   2,667,468   --      2,667,468
   Israel.........................          --   2,309,524   --      2,309,524
   Italy..........................          --  12,666,280   --     12,666,280
   Japan..........................          --  84,018,024   --     84,018,024
   Malaysia.......................          --   3,981,154   --      3,981,154
   Mexico.........................   3,674,446          --   --      3,674,446
   Netherlands....................          --   7,644,170   --      7,644,170
   New Zealand....................          --   1,657,332   --      1,657,332
   Norway.........................          --   3,869,121   --      3,869,121
   Philippines....................          --   1,560,999   --      1,560,999
   Poland.........................          --   2,386,967   --      2,386,967
   Portugal.......................          --   1,217,439   --      1,217,439
   Singapore......................          --   3,676,518   --      3,676,518
   South Africa...................     981,788   7,170,580   --      8,152,368
   South Korea....................      27,058  21,708,192   --     21,735,250
   Spain..........................          --   7,378,003   --      7,378,003
   Sweden.........................          --   7,966,075   --      7,966,075
   Switzerland....................          --  14,529,349   --     14,529,349
   Taiwan.........................      10,958  22,747,941   --     22,758,899
   Thailand.......................   3,952,186       7,878   --      3,960,064
   Turkey.........................          --   1,922,716   --      1,922,716
   United Kingdom.................          --  51,328,535   --     51,328,535
  Preferred Stocks
   Brazil.........................   2,347,941          --   --      2,347,941
   Colombia.......................     185,744          --   --        185,744
   Germany........................          --     903,195   --        903,195

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Rights/Warrants
  Australia......................          -- $      7,783   --    $      7,783
  Brazil.........................          --          234   --             234
  Chile..........................          --        5,183   --           5,183
  Hong Kong......................          --          433   --             433
  India..........................          --        4,912   --           4,912
  Malaysia.......................          --        4,668   --           4,668
  South Korea....................          --        6,198   --           6,198
  Spain..........................          --        3,383   --           3,383
  Taiwan.........................          --        5,901   --           5,901
  Thailand.......................          --       16,324   --          16,324
 Securities Lending Collateral...          --    7,173,015   --       7,173,015
                                  ----------- ------------   --    ------------
 TOTAL........................... $46,865,297 $423,281,228   --    $470,146,525
                                  =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                          ------     -------    ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (4.1%)
    BHP Billiton, Ltd...................................   487,213 $ 10,031,129            0.4%
#   Commonwealth Bank of Australia......................    80,746    4,803,194            0.2%
    Westpac Banking Corp................................   205,234    5,198,461            0.2%
    Other Securities....................................            101,384,092            3.5%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................            121,416,876            4.3%
                                                                   ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................             14,828,247            0.5%
                                                                   ------------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev SA/NV..........................    41,570    5,097,359            0.2%
    Other Securities....................................             26,345,296            0.9%
                                                                   ------------            ----
TOTAL BELGIUM...........................................             31,442,655            1.1%
                                                                   ------------            ----

BRAZIL -- (1.3%)
    Vale SA.............................................   447,406    4,390,226            0.2%
    Other Securities....................................             32,500,765            1.1%
                                                                   ------------            ----
TOTAL BRAZIL............................................             36,890,991            1.3%
                                                                   ------------            ----

CANADA -- (5.8%)
    Bank of Montreal....................................    71,868    5,505,807            0.2%
    Bank of Nova Scotia (The)...........................    84,789    5,470,586            0.2%
#   Canadian Imperial Bank of Commerce..................    50,532    4,449,343            0.2%
#   Royal Bank of Canada................................    72,182    5,641,023            0.2%
    Other Securities....................................            148,816,851            5.3%
                                                                   ------------            ----
TOTAL CANADA............................................            169,883,610            6.1%
                                                                   ------------            ----

CHILE -- (0.3%)
    Other Securities....................................              9,541,528            0.3%
                                                                   ------------            ----

CHINA -- (7.1%)
    China Construction Bank Corp. Class H............... 9,249,000    8,265,970            0.3%
    China Mobile, Ltd...................................   513,500    5,164,970            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 6,595,000    5,247,411            0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H..   618,000    5,430,946            0.2%
    Tencent Holdings, Ltd...............................   209,100    9,398,018            0.4%
    Other Securities....................................            176,354,469            6.2%
                                                                   ------------            ----
TOTAL CHINA.............................................            209,861,784            7.5%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              2,450,932            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                900,876            0.0%
                                                                   ------------            ----

DENMARK -- (1.2%)
    Other Securities....................................             34,855,933            1.3%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                122,839            0.0%
                                                                   ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
FINLAND -- (1.2%)
    UPM-Kymmene Oyj..........................   158,274 $  4,753,326            0.2%
    Other Securities.........................             31,731,533            1.1%
                                                        ------------            ----
TOTAL FINLAND................................             36,484,859            1.3%
                                                        ------------            ----

FRANCE -- (5.1%)
    BNP Paribas SA...........................    76,820    5,995,756            0.2%
    Cie Generale des Etablissements Michelin.    33,162    4,800,079            0.2%
    Engie SA.................................   282,553    4,775,725            0.2%
    Sanofi...................................    52,072    4,930,518            0.2%
    Total SA.................................   183,178   10,209,992            0.4%
    Other Securities.........................            121,001,936            4.2%
                                                        ------------            ----
TOTAL FRANCE.................................            151,714,006            5.4%
                                                        ------------            ----

GERMANY -- (5.1%)
    Allianz SE...............................    26,218    6,120,823            0.2%
    BASF SE..................................    66,555    7,278,011            0.3%
    Bayer AG.................................    33,768    4,392,502            0.2%
    Bayerische Motoren Werke AG..............    51,423    5,273,955            0.2%
    Daimler AG...............................   102,777    8,580,456            0.3%
    Deutsche Telekom AG......................   449,901    8,146,499            0.3%
    Siemens AG...............................    38,516    5,532,157            0.2%
    Other Securities.........................            106,348,182            3.7%
                                                        ------------            ----
TOTAL GERMANY................................            151,672,585            5.4%
                                                        ------------            ----

GREECE -- (0.0%)
    Other Securities.........................                567,411            0.0%
                                                        ------------            ----

HONG KONG -- (2.2%)
    AIA Group, Ltd........................... 1,173,600    8,843,638            0.3%
    Other Securities.........................             55,286,543            2.0%
                                                        ------------            ----
TOTAL HONG KONG..............................             64,130,181            2.3%
                                                        ------------            ----

HUNGARY -- (0.1%)
    Other Securities.........................              2,942,020            0.1%
                                                        ------------            ----

INDIA -- (2.8%)
    Other Securities.........................             83,859,376            3.0%
                                                        ------------            ----

INDONESIA -- (0.6%)
    Other Securities.........................             17,000,580            0.6%
                                                        ------------            ----

IRELAND -- (0.4%)
    Other Securities.........................             11,579,325            0.4%
                                                        ------------            ----

ISRAEL -- (0.5%)
    Other Securities.........................             14,597,856            0.5%
                                                        ------------            ----

ITALY -- (2.2%)
    Fiat Chrysler Automobiles NV.............   275,811    4,769,124            0.2%
    Other Securities.........................             58,944,421            2.1%
                                                        ------------            ----
TOTAL ITALY..................................             63,713,545            2.3%
                                                        ------------            ----

JAPAN -- (16.8%)
    Hitachi, Ltd.............................   678,000    5,399,148            0.2%
    Honda Motor Co., Ltd.....................   259,300    8,125,698            0.3%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
 JAPAN -- (Continued)
     Mitsubishi UFJ Financial Group, Inc.. 712,100 $  4,830,275            0.2%
     Toyota Motor Corp.................... 222,288   13,787,647            0.5%
     Other Securities.....................          462,640,762           16.4%
                                                   ------------           -----
 TOTAL JAPAN..............................          494,783,530           17.6%
                                                   ------------           -----

 MALAYSIA -- (0.6%)
     Other Securities.....................           17,994,400            0.6%
                                                   ------------           -----

 MEXICO -- (0.7%)
     Other Securities.....................           21,169,676            0.8%
                                                   ------------           -----

 NETHERLANDS -- (2.0%)
     Other Securities.....................           59,163,911            2.1%
                                                   ------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities.....................            9,042,191            0.3%
                                                   ------------           -----

 NORWAY -- (0.6%)
     Other Securities.....................           17,458,709            0.6%
                                                   ------------           -----

 PERU -- (0.0%)
     Other Securities.....................              471,901            0.0%
                                                   ------------           -----

 PHILIPPINES -- (0.3%)
     Other Securities.....................            7,694,145            0.3%
                                                   ------------           -----

 POLAND -- (0.4%)
     Other Securities.....................           10,985,592            0.4%
                                                   ------------           -----

 PORTUGAL -- (0.2%)
     Other Securities.....................            5,435,416            0.2%
                                                   ------------           -----

 RUSSIA -- (0.2%)
     Other Securities.....................            6,735,783            0.2%
                                                   ------------           -----

 SINGAPORE -- (0.9%)
     Other Securities.....................           25,628,940            0.9%
                                                   ------------           -----

 SOUTH AFRICA -- (1.8%)
     Other Securities.....................           52,035,454            1.9%
                                                   ------------           -----

 SOUTH KOREA -- (3.9%)
     Samsung Electronics Co., Ltd.........   8,476   20,894,227            0.8%
     Other Securities.....................           94,705,532            3.3%
                                                   ------------           -----
 TOTAL SOUTH KOREA........................          115,599,759            4.1%
                                                   ------------           -----

 SPAIN -- (1.8%)
     Banco Santander SA................... 792,339    5,371,512            0.2%
     Iberdrola SA......................... 655,378    5,296,115            0.2%
     Other Securities.....................           41,728,582            1.5%
                                                   ------------           -----
 TOTAL SPAIN..............................           52,396,209            1.9%
                                                   ------------           -----

 SWEDEN -- (2.0%)
     Other Securities.....................           60,261,974            2.2%
                                                   ------------           -----

 SWITZERLAND -- (4.0%)
     ABB, Ltd............................. 169,079    4,415,503            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
    Nestle SA..............................................   200,030 $   16,830,224            0.6%
    Novartis AG............................................    88,456      7,295,783            0.3%
    Roche Holding AG.......................................    21,689      5,013,000            0.2%
    Other Securities.......................................               85,383,614            2.9%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              118,938,124            4.2%
                                                                      --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      5,690,083            0.2%
    Other Securities.......................................              100,405,772            3.6%
                                                                      --------------           -----
TOTAL TAIWAN...............................................              106,095,855            3.8%
                                                                      --------------           -----

THAILAND -- (0.6%)
    Other Securities.......................................               18,503,602            0.7%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                9,781,086            0.4%
                                                                      --------------           -----

UNITED KINGDOM -- (11.1%)
#   Anglo American P.L.C...................................   344,308      6,494,685            0.2%
    BP P.L.C. Sponsored ADR................................   225,511      9,171,532            0.3%
    British American Tobacco P.L.C.........................    67,140      4,337,904            0.2%
    HSBC Holdings P.L.C. Sponsored ADR.....................   249,280     12,157,386            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.........................   156,348      7,493,760            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   156,992      9,895,206            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   113,857      7,441,694            0.3%
    Vodafone Group P.L.C................................... 4,040,579     11,557,423            0.4%
    Other Securities.......................................              260,255,401            9.2%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              328,804,991           11.7%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            2,769,439,263           98.7%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities.......................................               14,161,218            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  227,688            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  384,568            0.0%
                                                                      --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG..........................................    32,427      5,937,486            0.2%
    Other Securities.......................................                5,964,516            0.3%
                                                                      --------------           -----
TOTAL GERMANY..............................................               11,902,002            0.5%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               26,675,476            1.0%
                                                                      --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.......................................                   20,900            0.0%
                                                                      --------------           -----

BRAZIL -- (0.0%)
    Other Securities.......................................                    7,845            0.0%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
CHILE -- (0.0%)
       Other Securities................            $       10,608            0.0%
                                                   --------------          ------

HONG KONG -- (0.0%)
       Other Securities................                       425            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                     5,713            0.0%
                                                   --------------          ------

ISRAEL -- (0.0%)
       Other Securities................                         5            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                     7,205            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                    21,024            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                   110,556            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                    10,652            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                    35,516            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   230,449            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             2,796,345,188
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@   DFA Short Term Investment Fund.. 13,656,957    158,024,649            5.6%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,518,977,486)..............              $2,954,369,837          105.3%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $    971,488 $120,445,388   --    $121,416,876
          Austria........           --   14,828,247   --      14,828,247
          Belgium........      153,600   31,289,055   --      31,442,655
          Brazil.........   36,890,991           --   --      36,890,991
          Canada.........  169,883,610           --   --     169,883,610
          Chile..........    1,955,136    7,586,392   --       9,541,528
          China..........   21,484,431  188,377,353   --     209,861,784
          Colombia.......    2,450,932           --   --       2,450,932
          Czech Republic.           --      900,876   --         900,876
          Denmark........      640,442   34,215,491   --      34,855,933
          Egypt..........           --      122,839   --         122,839
          Finland........      100,856   36,384,003   --      36,484,859
          France.........    1,881,553  149,832,453   --     151,714,006

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
  Germany..................... $  3,354,360 $  148,318,225   --    $  151,672,585
  Greece......................           --        567,411   --           567,411
  Hong Kong...................       84,205     64,045,976   --        64,130,181
  Hungary.....................           --      2,942,020   --         2,942,020
  India.......................    1,275,559     82,583,817   --        83,859,376
  Indonesia...................      188,873     16,811,707   --        17,000,580
  Ireland.....................    2,099,694      9,479,631   --        11,579,325
  Israel......................    1,065,610     13,532,246   --        14,597,856
  Italy.......................      102,347     63,611,198   --        63,713,545
  Japan.......................    2,978,728    491,804,802   --       494,783,530
  Malaysia....................           --     17,994,400   --        17,994,400
  Mexico......................   21,166,403          3,273   --        21,169,676
  Netherlands.................    6,243,168     52,920,743   --        59,163,911
  New Zealand.................           --      9,042,191   --         9,042,191
  Norway......................      150,375     17,308,334   --        17,458,709
  Peru........................      471,901             --   --           471,901
  Philippines.................       29,754      7,664,391   --         7,694,145
  Poland......................           --     10,985,592   --        10,985,592
  Portugal....................           --      5,435,416   --         5,435,416
  Russia......................    1,572,576      5,163,207   --         6,735,783
  Singapore...................           --     25,628,940   --        25,628,940
  South Africa................    4,075,849     47,959,605   --        52,035,454
  South Korea.................    1,256,782    114,342,977   --       115,599,759
  Spain.......................      735,528     51,660,681   --        52,396,209
  Sweden......................       50,550     60,211,424   --        60,261,974
  Switzerland.................    3,427,560    115,510,564   --       118,938,124
  Taiwan......................    5,923,367    100,172,488   --       106,095,855
  Thailand....................   18,486,593         17,009   --        18,503,602
  Turkey......................       22,536      9,758,550   --         9,781,086
  United Kingdom..............   73,814,356    254,990,635   --       328,804,991
Preferred Stocks
  Brazil......................   14,161,218             --   --        14,161,218
  Chile.......................           --        227,688   --           227,688
  Colombia....................      384,568             --   --           384,568
  Germany.....................           --     11,902,002   --        11,902,002
Rights/Warrants
  Australia...................           --         20,900   --            20,900
  Brazil......................           --          7,845   --             7,845
  Chile.......................           --         10,608   --            10,608
  Hong Kong...................           --            425   --               425
  India.......................           --          5,713   --             5,713
  Israel......................           --              5   --                 5
  Malaysia....................           --          7,205   --             7,205
  South Korea.................           --         21,024   --            21,024
  Spain.......................           --        110,556   --           110,556
  Taiwan......................           --         10,652   --            10,652
  Thailand....................           --         35,516   --            35,516
Securities Lending Collateral.           --    158,024,649   --       158,024,649
                               ------------ --------------   --    --------------
TOTAL......................... $399,535,499 $2,554,834,338   --    $2,954,369,837
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 12,559,691 $276,438,791
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 14,301,126  203,505,025
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  2,966,880   66,398,781
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $453,523,598).............................................             546,342,597
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.960%
  (Cost $296,936)....................................................    296,936      296,936
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $453,820,534).............................................            $546,639,533
                                                                                 ============

   Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See
   Security Valuation Note):
                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ---------------------------------------------------------------------
                                              LEVEL 1           LEVEL 2        LEVEL 3           TOTAL
                                               ------------     -------        -------           ------------
   Affiliated Investment Companies......... $546,342,597          --             --           $546,342,597
   Temporary Cash Investments..............      296,936          --             --                296,936
                                               ------------       --             --              ------------
   TOTAL................................... $546,639,533          --             --           $546,639,533
                                               ============       ==             ==              ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,900,032 $165,110,662
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,783,356  139,217,159
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,277,442   73,349,157
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $299,834,024).................................           $377,676,978
                                                                    ============

At October 31, 2017, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                            EXCHANGE
                                                                       SETTLEMENT         APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY                  DATE           (DEPRECIATION)
-----------------  ----------------- ---------------------------- ----------             --------------
GBP     14,422,619 USD    19,022,569 State Street Bank and Trust          11/01/17         $  132,832
USD      7,362,877 CAD     9,178,689 JP Morgan                            11/01/17            248,166
USD     19,411,240 GBP    14,422,619 State Street Bank and Trust          11/01/17            255,838
USD     28,613,126 JPY 3,219,524,327 State Street Bank and Trust          11/01/17            298,414
USD     34,863,532 EUR    29,602,665 UBS AG                               11/06/17            373,779
USD     13,301,056 HKD   103,760,509 State Street Bank and Trust          11/07/17              1,070
USD        393,277 ILS     1,373,457 Citibank, N.A.                       11/10/17              3,140
USD        395,399 ILS     1,381,535 Bank of America Corp.                11/10/17              2,968
USD      1,358,042 SGD     1,842,700 Citibank, N.A.                       11/22/17              6,032
USD      1,055,436 NOK     8,392,855 Citibank, N.A.                       11/24/17             27,393
USD      7,074,747 CHF     6,938,720 Citibank, N.A.                       11/24/17            110,021
USD      2,223,703 DKK    14,016,147 Citibank, N.A.                       11/28/17             26,484
USD      3,628,826 SEK    29,770,190 Citibank, N.A.                       11/28/17             67,846
USD      7,232,133 CAD     9,284,581 Citibank, N.A.                       12/04/17             33,279
USD     30,113,683 JPY 3,411,138,014 Citibank, N.A.                       12/04/17             74,504
                                                                                           ----------
                                                                    TOTAL APPRECIATION     $1,661,766

CAD      9,178,689 USD     7,147,768 Citibank, N.A.                       11/01/17         $  (33,057)
JPY  3,219,524,327 USD    28,382,608 Citibank, N.A.                       11/01/17            (67,896)
USD     19,719,807 GBP    14,937,790 State Street Bank and Trust          12/04/17           (137,147)
                                                                                           ----------
                                                                    TOTAL (DEPRECIATION)   $ (238,100)

                                                                                           ----------
                                                                    TOTAL APPRECIATION
                                                                    (DEPRECIATION)         $1,423,666
                                                                                           ==========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED


At October 31, 2017, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)..    186     12/15/17  $22,920,153 $23,926,110   $1,005,957
                                              ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.                      $22,920,153 $23,926,110   $1,005,957
                                              =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ---------- ------- ------------
 Affiliated Investment Companies. $377,676,978         --   --    $377,676,978
 Futures Contracts**.............    1,005,957         --   --       1,005,957
 Forward Currency Contracts**....           -- $1,423,666   --       1,423,666
                                  ------------ ----------   --    ------------
 TOTAL........................... $378,682,935 $1,423,666   --    $380,106,601
                                  ============ ==========   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2017


                          EMERGING MARKETS PORTFOLIO

                                                           VALUE+
                                                       --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company.................... $6,639,920,366
                                                       --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $6,639,920,366
                                                       ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                            VALUE+
                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company..................... $7,251,640,855
                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $7,251,640,855
                                                        ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                           VALUE+
                                                       ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund. $19,424,024,263
                                                       ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $19,424,024,263
                                                       ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (93.6%)
BRAZIL -- (5.7%)
    Ambev SA ADR........................................  14,628,396 $   92,597,747            0.4%
    B3 SA -- Brasil Bolsa Balcao........................   8,383,962     61,252,924            0.2%
    Lojas Renner SA.....................................   5,203,997     54,850,921            0.2%
    Vale SA.............................................  14,689,060    144,138,059            0.5%
    Other Securities....................................              1,236,285,322            4.6%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,589,124,973            5.9%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                384,187,447            1.4%
                                                                     --------------           -----

CHINA -- (16.9%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........   1,045,781    193,354,449            0.7%
*   Baidu, Inc. Sponsored ADR...........................     252,252     61,534,353            0.2%
    Bank of China, Ltd. Class H......................... 150,583,702     75,256,123            0.3%
    China Construction Bank Corp. Class H............... 243,058,302    217,224,844            0.8%
#*  China Evergrande Group..............................  21,853,000     84,294,756            0.3%
    China Mobile, Ltd...................................  10,380,500    104,410,856            0.4%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961    100,797,132            0.4%
    Geely Automobile Holdings, Ltd......................  22,910,000     71,040,931            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 185,963,725    147,964,829            0.6%
    NetEase, Inc. ADR...................................     246,761     69,566,861            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  17,734,000    155,845,305            0.6%
    Tencent Holdings, Ltd...............................  10,436,500    469,069,428            1.7%
    Other Securities....................................              2,969,033,435           10.8%
                                                                     --------------           -----
TOTAL CHINA.............................................              4,719,393,302           17.4%
                                                                     --------------           -----

COLOMBIA -- (0.3%)
    Other Securities....................................                 81,111,002            0.3%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 39,489,146            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 15,066,030            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 64,262,231            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                  1,029,569            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                110,258,213            0.4%
                                                                     --------------           -----

INDIA -- (12.6%)
    HDFC Bank, Ltd......................................   2,994,559     83,742,852            0.3%
    Housing Development Finance Corp., Ltd..............   3,249,255     85,368,228            0.3%
    Infosys, Ltd........................................   4,930,006     70,205,139            0.3%
    Infosys, Ltd. Sponsored ADR.........................   3,708,004     55,063,859            0.2%
    Reliance Industries, Ltd............................   6,640,450     96,871,333            0.4%
    Tata Consultancy Services, Ltd......................   1,703,030     68,894,083            0.3%
    Other Securities....................................              3,063,933,904           11.2%
                                                                     --------------           -----
TOTAL INDIA.............................................              3,524,079,398           13.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                              ------      -------     ---------------
INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT................... 63,852,200 $   73,461,929            0.3%
    Other Securities.......................................               668,205,860            2.4%
                                                                       --------------           -----
TOTAL INDONESIA............................................               741,667,789            2.7%
                                                                       --------------           -----

MALAYSIA -- (3.0%)
    Other Securities.......................................               842,530,848            3.1%
                                                                       --------------           -----

MEXICO -- (3.2%)
    America Movil S.A.B. de C.V. Series L ADR..............  3,725,657     63,783,247            0.2%
    Grupo Mexico S.A.B. de C.V. Series B................... 22,506,747     73,196,014            0.3%
    Other Securities.......................................               743,740,479            2.8%
                                                                       --------------           -----
TOTAL MEXICO...............................................               880,719,740            3.3%
                                                                       --------------           -----

PERU -- (0.1%)
    Other Securities.......................................                35,582,200            0.1%
                                                                       --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities.......................................               333,955,307            1.2%
                                                                       --------------           -----

POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA........................  2,073,148     73,326,226            0.3%
    Other Securities.......................................               388,337,336            1.4%
                                                                       --------------           -----
TOTAL POLAND...............................................               461,663,562            1.7%
                                                                       --------------           -----

RUSSIA -- (1.2%)
    Sberbank of Russia PJSC Sponsored ADR..................  4,081,901     58,584,296            0.2%
    Other Securities.......................................               276,834,387            1.0%
                                                                       --------------           -----
TOTAL RUSSIA...............................................               335,418,683            1.2%
                                                                       --------------           -----

SOUTH AFRICA -- (6.4%)
#   FirstRand, Ltd......................................... 23,983,632     87,056,556            0.3%
    MTN Group, Ltd......................................... 11,647,989    101,140,736            0.4%
    Naspers, Ltd. Class N..................................    466,930    113,759,319            0.4%
    Sanlam, Ltd............................................ 11,415,653     57,139,481            0.2%
    Standard Bank Group, Ltd...............................  7,859,870     91,271,776            0.3%
    Other Securities.......................................             1,328,940,459            5.0%
                                                                       --------------           -----
TOTAL SOUTH AFRICA.........................................             1,779,308,327            6.6%
                                                                       --------------           -----

SOUTH KOREA -- (16.8%)
    Hyundai Motor Co.......................................    424,645     61,092,239            0.2%
    LG Chem, Ltd...........................................    230,246     83,016,694            0.3%
#   LG Display Co., Ltd....................................  2,416,021     63,204,488            0.3%
    LG Electronics, Inc....................................    892,670     72,669,049            0.3%
    NAVER Corp.............................................     86,601     69,217,753            0.3%
    Samsung Electronics Co., Ltd...........................    472,670  1,165,180,959            4.3%
    SK Holdings Co., Ltd...................................    275,387     71,261,859            0.3%
    SK Hynix, Inc..........................................  3,141,984    231,666,869            0.9%
    Other Securities.......................................             2,865,273,853           10.4%
                                                                       --------------           -----
TOTAL SOUTH KOREA..........................................             4,682,583,763           17.3%
                                                                       --------------           -----

TAIWAN -- (15.0%)
    Hon Hai Precision Industry Co., Ltd.................... 55,950,504    207,964,821            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652    332,649,933            1.3%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  7,888,568    333,923,083            1.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                       SHARES        VALUE++     OF NET ASSETS**
                                       ------        -------     ---------------
TAIWAN -- (Continued)
    Uni-President Enterprises Corp..  27,820,734 $    58,128,746            0.2%
#   United Microelectronics Corp.... 121,286,441      62,596,552            0.3%
    Other Securities................               3,193,803,838           11.6%
                                                 ---------------           -----
TOTAL TAIWAN........................               4,189,066,973           15.5%
                                                 ---------------           -----

THAILAND -- (3.1%)
    PTT PCL.........................   7,202,280      91,058,326            0.4%
    Other Securities................                 778,831,664            2.8%
                                                 ---------------           -----
TOTAL THAILAND......................                 869,889,990            3.2%
                                                 ---------------           -----

TURKEY -- (1.5%)
    Other Securities................                 429,564,026            1.6%
                                                 ---------------           -----
TOTAL COMMON STOCKS.................              26,109,952,519           96.4%
                                                 ---------------           -----

PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    Banco Bradesco SA...............   5,811,393      61,608,263            0.2%
    Banco Bradesco SA ADR...........   9,174,829      96,977,943            0.4%
    Itau Unibanco Holding SA........  11,300,145     145,254,516            0.5%
    Itau Unibanco Holding SA ADR....   6,510,406      83,398,301            0.3%
    Other Securities................                 288,633,479            1.1%
                                                 ---------------           -----
TOTAL BRAZIL........................                 675,872,502            2.5%
                                                 ---------------           -----

CHILE -- (0.0%)
    Other Securities................                   6,392,675            0.0%
                                                 ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities................                  17,824,155            0.1%
                                                 ---------------           -----

INDIA -- (0.0%)
    Other Securities................                      93,942            0.0%
                                                 ---------------           -----
TOTAL PREFERRED STOCKS..............                 700,183,274            2.6%
                                                 ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities................                     319,466            0.0%
                                                 ---------------           -----

CHILE -- (0.0%)
    Other Securities................                     229,439            0.0%
                                                 ---------------           -----

HONG KONG -- (0.0%)
    Other Securities................                      13,097            0.0%
                                                 ---------------           -----

INDIA -- (0.0%)
    Other Securities................                     196,427            0.0%
                                                 ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities................                     308,658            0.0%
                                                 ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities................                     741,575            0.0%
                                                 ---------------           -----

TAIWAN -- (0.0%)
    Other Securities................                     321,576            0.0%
                                                 ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                        SHARES       VALUE++     OF NET ASSETS**
                                        ------       -------     ---------------
THAILAND -- (0.0%)
      Other Securities...............            $     1,403,838            0.0%
                                                 ---------------          ------
TOTAL RIGHTS/WARRANTS................                  3,534,076            0.0%
                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES..........             26,813,669,869
                                                 ---------------

                                                     VALUE+
                                          -          ------             -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund. 95,284,755   1,102,539,901            4.1%
                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $22,498,736,533)......................   $27,916,209,770          103.1%
                                                 ===============          ======

At October 31, 2017, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                                NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                     --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).     650    12/15/17  $ 35,843,318 $ 36,536,500   $  693,182
S&P 500 Emini Index(R).........   1,520    12/15/17   190,331,570  195,525,200    5,193,630
                                                     ------------ ------------   ----------
TOTAL FUTURES CONTRACTS........                      $226,174,888 $232,061,700   $5,886,812
                                                     ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ----------------------------------------------------
                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                       -------------- -------------- ------- --------------
     Common Stocks
       Brazil......... $1,589,124,973             --   --    $1,589,124,973
       Chile..........    123,911,756 $  260,275,691   --       384,187,447
       China..........    723,633,887  3,995,759,415   --     4,719,393,302
       Colombia.......     81,111,002             --   --        81,111,002
       Czech Republic.             --     39,489,146   --        39,489,146
       Egypt..........      1,044,891     14,021,139   --        15,066,030
       Greece.........             --     64,262,231   --        64,262,231
       Hong Kong......             --      1,029,569   --         1,029,569
       Hungary........        313,997    109,944,216   --       110,258,213
       India..........    129,418,803  3,394,660,595   --     3,524,079,398
       Indonesia......     27,425,328    714,242,461   --       741,667,789
       Malaysia.......         21,165    842,509,683   --       842,530,848
       Mexico.........    880,357,545        362,195   --       880,719,740
       Peru...........     35,582,200             --   --        35,582,200
       Philippines....      6,964,420    326,990,887   --       333,955,307
       Poland.........             --    461,663,562   --       461,663,562
       Russia.........     54,262,921    281,155,762   --       335,418,683
       South Africa...    124,913,964  1,654,394,363   --     1,779,308,327
       South Korea....    108,415,293  4,574,168,470   --     4,682,583,763
       Taiwan.........    363,360,049  3,825,706,924   --     4,189,066,973
       Thailand.......    868,992,448        897,542   --       869,889,990
       Turkey.........      2,737,439    426,826,587   --       429,564,026
     Preferred Stocks
       Brazil.........    675,872,502             --   --       675,872,502
       Chile..........             --      6,392,675   --         6,392,675

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
  Colombia.................... $   17,824,155              --   --    $    17,824,155
  India.......................         93,942              --   --             93,942
Rights/Warrants
  Brazil......................             -- $       319,466   --            319,466
  Chile.......................             --         229,439   --            229,439
  Hong Kong...................             --          13,097   --             13,097
  India.......................             --         196,427   --            196,427
  Malaysia....................             --         308,658   --            308,658
  South Korea.................             --         741,575   --            741,575
  Taiwan......................             --         321,576   --            321,576
  Thailand....................             --       1,403,838   --          1,403,838
Securities Lending Collateral.             --   1,102,539,901   --      1,102,539,901
Futures Contracts**...........      5,886,812              --   --          5,886,812
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,821,269,492 $22,100,827,090   --    $27,922,096,582
                               ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                              ENHANCED U.S.
                                                                                  LARGE      U.S. LARGE CAP
                                                                                 COMPANY         EQUITY      U.S. LARGE CAP
                                                                                PORTFOLIO      PORTFOLIO*    VALUE PORTFOLIO
                                                                              -------------- --------------  ---------------
ASSETS:
Investments in Affiliated Investment Company at Value........................             --             --  $   23,733,612
Investments at Value (including $2,966, $50,486, $0 and $2,500,462 of
 securities on loan, respectively)........................................... $      316,371 $    1,211,268              --
Temporary Cash Investments at Value & Cost...................................             --          2,908              --
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $3,028, $41,253, $0 and $1,670,743).................................          3,027         41,253              --
Segregated Cash for Futures Contracts........................................             --             --              --
Cash.........................................................................          6,535             --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold...................             --             --              --
  Dividends, Interest and Tax Reclaims.......................................          1,836          1,013              --
  Securities Lending Income..................................................             --             20              --
  Fund Shares Sold...........................................................            645          1,175          13,412
  Futures Margin Variation...................................................            551             --              --
Unrealized Gain on Forward Currency Contracts................................            896             --              --
Prepaid Expenses and Other Assets............................................             14             19             157
                                                                              -------------- --------------  --------------
    Total Assets.............................................................        329,875      1,257,656      23,747,181
                                                                              -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................          3,026         41,253              --
  Investment Securities/Affiliated Investment Company Purchased..............          4,208             --              --
  Fund Shares Redeemed.......................................................            234          3,275          10,149
  Due to Advisor.............................................................             25            153           3,004
Accrued Expenses and Other Liabilities.......................................             35             92           1,157
                                                                              -------------- --------------  --------------
    Total Liabilities........................................................          7,528         44,773          14,310
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $      322,347 $    1,212,883  $   23,732,871
                                                                              ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $54,960 and
 shares outstanding of 0; 0; 0 and 2,185,248, respectively...................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and $156,809 and
 shares outstanding of 0; 0; 0 and 6,265,096, respectively...................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
Institutional Class Shares -- based on net assets of $322,347;
 $1,212,883; $23,732,871 and $10,528,662 and shares outstanding of
 22,169,160; 76,128,473; 610,976,492 and 418,508,551, respectively........... $        14.54 $        15.93  $        38.84
                                                                              ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................  1,000,000,000  1,000,000,000   4,000,000,000
                                                                              ============== ==============  ==============
Investments at Cost.......................................................... $      317,425 $      957,004  $          N/A
                                                                              ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $      272,774 $      968,346  $   15,328,839
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................            877          1,207          22,596
Accumulated Net Realized Gain (Loss).........................................         34,336        (10,934)      1,121,548
Net Unrealized Foreign Exchange Gain (Loss)..................................            887             --              --
Net Unrealized Appreciation (Depreciation)...................................         13,473        254,264       7,259,888
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $      322,347 $    1,212,883  $   23,732,871
                                                                              ============== ==============  ==============


                                                                               U.S. TARGETED
                                                                              VALUE PORTFOLIO*
                                                                              ----------------
ASSETS:
Investments in Affiliated Investment Company at Value........................              --
Investments at Value (including $2,966, $50,486, $0 and $2,500,462 of
 securities on loan, respectively)...........................................  $   10,638,366
Temporary Cash Investments at Value & Cost...................................         134,565
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $3,028, $41,253, $0 and $1,670,743).................................       1,670,768
Segregated Cash for Futures Contracts........................................           3,380
Cash.........................................................................              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold...................           2,714
  Dividends, Interest and Tax Reclaims.......................................           3,299
  Securities Lending Income..................................................             885
  Fund Shares Sold...........................................................           5,588
  Futures Margin Variation...................................................             165
Unrealized Gain on Forward Currency Contracts................................              --
Prepaid Expenses and Other Assets............................................              94
                                                                               --------------
    Total Assets.............................................................      12,459,824
                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................       1,670,734
  Investment Securities/Affiliated Investment Company Purchased..............          37,907
  Fund Shares Redeemed.......................................................           6,726
  Due to Advisor.............................................................           3,150
Accrued Expenses and Other Liabilities.......................................             876
                                                                               --------------
    Total Liabilities........................................................       1,719,393
                                                                               --------------
NET ASSETS...................................................................  $   10,740,431
                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $54,960 and
 shares outstanding of 0; 0; 0 and 2,185,248, respectively...................  $        25.15
                                                                               ==============
NUMBER OF SHARES AUTHORIZED..................................................     200,000,000
                                                                               ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and $156,809 and
 shares outstanding of 0; 0; 0 and 6,265,096, respectively...................  $        25.03
                                                                               ==============
NUMBER OF SHARES AUTHORIZED..................................................     200,000,000
                                                                               ==============
Institutional Class Shares -- based on net assets of $322,347;
 $1,212,883; $23,732,871 and $10,528,662 and shares outstanding of
 22,169,160; 76,128,473; 610,976,492 and 418,508,551, respectively...........  $        25.16
                                                                               ==============
NUMBER OF SHARES AUTHORIZED..................................................   1,500,000,000
                                                                               ==============
Investments at Cost..........................................................  $    8,412,198
                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital..............................................................  $    8,074,164
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          (1,394)
Accumulated Net Realized Gain (Loss).........................................         440,547
Net Unrealized Foreign Exchange Gain (Loss)..................................              --
Net Unrealized Appreciation (Depreciation)...................................       2,227,114
                                                                               --------------
NET ASSETS...................................................................  $   10,740,431
                                                                               ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE     U.S. VECTOR
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                             ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,660,425, $3,053,767,
 $3,746,625 and $925,052 of securities on loan,
 respectively)..............................................  $   15,011,098  $   20,571,595 $   22,310,986 $    4,722,048
Temporary Cash Investments at Value & Cost..................         151,577         204,056        208,473          3,720
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $1,834,225, $1,640,829,
 $2,269,835 and $572,177)...................................       1,834,294       1,640,846      2,269,877        572,203
Segregated Cash for Futures Contracts.......................           4,815           5,603          6,233            651
Cash........................................................              --               4              4              1
Receivables:
  Investment Securities Sold................................          25,256              24          2,792             71
  Dividends, Interest and Tax Reclaims......................           3,063          14,674         15,400          2,730
  Securities Lending Income.................................             860             864          1,142            296
  Fund Shares Sold..........................................           7,562          10,358         11,862          2,923
  Futures Margin Variation..................................             235             274            305             --
Prepaid Expenses and Other Assets...........................             132             162            182             39
                                                              --------------  -------------- -------------- --------------
     Total Assets...........................................      17,038,892      22,448,460     24,827,256      5,304,682
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................       1,834,140       1,640,787      2,291,288        572,168
  Investment Securities Purchased...........................          23,549          31,997          5,015          4,271
  Fund Shares Redeemed......................................           7,703           8,539         10,148          2,680
  Due to Advisor............................................           6,435           2,958          3,797          1,205
Accrued Expenses and Other Liabilities......................           1,198           1,437          1,590            355
                                                              --------------  -------------- -------------- --------------
     Total Liabilities......................................       1,873,025       1,685,718      2,311,838        580,679
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   15,165,867  $   20,762,742 $   22,515,418 $    4,724,003
                                                              ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,165,867; $20,762,742; $22,515,418 and $4,724,003
 and shares outstanding of 388,141,516; 943,257,894;
 1,077,039,477 and 246,598,947, respectively................  $        39.07  $        22.01 $        20.90 $        19.16
                                                              ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                              ==============  ============== ============== ==============
Investments at Cost.........................................  $   10,648,767  $   13,596,675 $   14,378,682 $    3,120,443
                                                              ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   10,134,408  $   13,654,577 $   14,349,380 $    2,956,701
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          (5,694)         14,490         15,587            426
Accumulated Net Realized Gain (Loss)........................         669,385         111,896        210,487        165,238
Net Unrealized Appreciation (Depreciation)..................       4,367,768       6,981,779      7,939,964      1,601,638
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   15,165,867  $   20,762,742 $   22,515,418 $    4,724,003
                                                              ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                               U.S. HIGH      DFA REAL
                                                                                               RELATIVE        ESTATE
                                                             U.S. SMALL CAP  U.S. MICRO CAP  PROFITABILITY   SECURITIES
                                                               PORTFOLIO*      PORTFOLIO*     PORTFOLIO*     PORTFOLIO*
                                                             --------------  --------------  ------------- --------------
ASSETS:
Investments at Value (including $4,869,294, $1,331,061,
 $8,734, $595,127 and $293,334 of securities on loan,
 respectively).............................................. $   16,747,848  $    6,254,989  $    139,892  $    8,181,673
Temporary Cash Investments at Value & Cost..................        198,010          42,497         1,715          67,568
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $3,582,626, $1,087,233,
 $8,013, $416,951 and $273,733).............................      3,582,679       1,087,256         8,012         416,958
Segregated Cash for Futures Contracts.......................          5,018           1,350            --           2,228
Foreign Currencies at Value.................................             --              --            --              --
Cash........................................................             11               3            --              --
Receivables:
  Investment Securities Sold................................         22,709           8,130            --              --
  Dividends, Interest and Tax Reclaims......................          3,947           1,812           123           6,416
  Securities Lending Income.................................          1,807             704             2              87
  Fund Shares Sold..........................................          9,153           2,814           630          31,996
  From Advisor..............................................             --              --             1              --
  Futures Margin Variation..................................            245              66            --             109
Deferred Offering Costs.....................................             --              --            20              --
Prepaid Expenses and Other Assets...........................             77              49            58              69
                                                             --------------  --------------  ------------  --------------
    Total Assets............................................     20,571,504       7,399,670       150,453       8,707,104
                                                             --------------  --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      3,582,638       1,087,214         8,013         417,012
  Investment Securities Purchased...........................         40,892             502         1,330           3,275
  Fund Shares Redeemed......................................          9,964           2,030            11           3,847
  Due to Advisor............................................          5,009           2,683            --           1,084
Accrued Expenses and Other Liabilities......................          1,214             511            26             710
                                                             --------------  --------------  ------------  --------------
    Total Liabilities.......................................      3,639,717       1,092,940         9,380         425,928
                                                             --------------  --------------  ------------  --------------
NET ASSETS.................................................. $   16,931,787  $    6,306,730  $    141,073  $    8,281,176
                                                             ==============  ==============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,931,787; $6,306,730; $141,073; $8,281,176 and
 $4,723,090 and shares outstanding of 464,162,859;
 277,082,473; 12,903,817; 236,686,972 and
 200,810,431, respectively.................................. $        36.48  $        22.76  $      10.93  $        34.99
                                                             ==============  ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   3,000,000,000   500,000,000   1,700,000,000
                                                             ==============  ==============  ============  ==============
Investments at Cost......................................... $   12,272,121  $    3,849,521  $    130,372  $    5,893,150
                                                             ==============  ==============  ============  ==============
Foreign Currencies at Cost.................................. $           --  $           --  $         --  $           --
                                                             ==============  ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   11,871,817  $    3,627,183  $    131,775  $    6,003,624
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         (1,236)           (401)          131          46,634
Accumulated Net Realized Gain (Loss)........................        579,554         273,512          (352)        (59,970)
Net Unrealized Foreign Exchange Gain (Loss).................             --              --            --              --
Net Unrealized Appreciation (Depreciation)..................      4,481,652       2,406,436         9,519       2,290,888
                                                             --------------  --------------  ------------  --------------
NET ASSETS.................................................. $   16,931,787  $    6,306,730  $    141,073  $    8,281,176
                                                             ==============  ==============  ============  ==============

                                                                LARGE CAP
                                                              INTERNATIONAL
                                                               PORTFOLIO*
                                                             --------------
ASSETS:
Investments at Value (including $4,869,294, $1,331,061,
 $8,734, $595,127 and $293,334 of securities on loan,
 respectively).............................................. $    4,637,260
Temporary Cash Investments at Value & Cost..................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $3,582,626, $1,087,233,
 $8,013, $416,951 and $273,733).............................        273,686
Segregated Cash for Futures Contracts.......................          1,656
Foreign Currencies at Value.................................         21,074
Cash........................................................         36,151
Receivables:
  Investment Securities Sold................................         23,178
  Dividends, Interest and Tax Reclaims......................         12,920
  Securities Lending Income.................................            211
  Fund Shares Sold..........................................          1,942
  From Advisor..............................................             --
  Futures Margin Variation..................................             98
Deferred Offering Costs.....................................             --
Prepaid Expenses and Other Assets...........................             34
                                                             --------------
    Total Assets............................................      5,008,210
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        273,671
  Investment Securities Purchased...........................          8,324
  Fund Shares Redeemed......................................          1,979
  Due to Advisor............................................            757
Accrued Expenses and Other Liabilities......................            389
                                                             --------------
    Total Liabilities.......................................        285,120
                                                             --------------
NET ASSETS.................................................. $    4,723,090
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,931,787; $6,306,730; $141,073; $8,281,176 and
 $4,723,090 and shares outstanding of 464,162,859;
 277,082,473; 12,903,817; 236,686,972 and
 200,810,431, respectively.................................. $        23.52
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments at Cost......................................... $    3,795,239
                                                             ==============
Foreign Currencies at Cost.................................. $       21,479
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    3,913,637
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         12,323
Accumulated Net Realized Gain (Loss)........................        (45,456)
Net Unrealized Foreign Exchange Gain (Loss).................             (2)
Net Unrealized Appreciation (Depreciation)..................        842,588
                                                             --------------
NET ASSETS.................................................. $    4,723,090
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                              INTERNATIONAL
                                                              INTERNATIONAL       SMALL      GLOBAL SMALL JAPANESE SMALL
                                                               CORE EQUITY       COMPANY       COMPANY       COMPANY
                                                               PORTFOLIO*       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                             --------------  --------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $   13,349,739  $     15,002 $      648,221
Investments at Value (including $1,768,408, $0, $0, $0
 and $0 of securities on loan, respectively)................ $   25,143,347              --            --             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $1,710,819, $0, $0, $0 and
 $0)........................................................      1,710,859              --            --             --
Segregated Cash for Futures Contracts.......................          7,425           3,983            --             --
Foreign Currencies at Value.................................         15,298              --            --             --
Cash........................................................        253,828         144,705            --             --
Receivables:
  Investment Securities Sold................................         47,988              --            --             --
  Dividends, Interest and Tax Reclaims......................         65,953              --            --             --
  Securities Lending Income.................................          2,643              --            --             --
  Fund Shares Sold..........................................         20,214           5,341            14             17
  From Advisor..............................................             --              --             2             --
  Futures Margin Variation..................................            363             195            --             --
Unrealized Gain on Foreign Currency Contracts...............             19              --            --             --
Deferred Offering Costs.....................................             --              --             7             --
Prepaid Expenses and Other Assets...........................            222              31             7              9
                                                             --------------  --------------  ------------ --------------
    Total Assets............................................     27,268,159      13,503,994        15,032        648,247
                                                             --------------  --------------  ------------ --------------
LIABILITIES:
Payables:
  Due to Custodian..........................................             --              --             5             --
  Upon Return of Securities Loaned..........................      1,710,786              --            --             --
  Investment Securities Purchased...........................         67,656              --            --             --
  Fund Shares Redeemed......................................         38,520           8,469            --             32
  Due to Advisor............................................          5,314           4,543            --            215
Unrealized Loss on Foreign Currency Contracts...............              5              --            --             --
Accrued Expenses and Other Liabilities......................          1,910             692             6             22
                                                             --------------  --------------  ------------ --------------
    Total Liabilities.......................................      1,824,191          13,704            11            269
                                                             --------------  --------------  ------------ --------------
NET ASSETS.................................................. $   25,443,968  $   13,490,290  $     15,021 $      647,978
                                                             ==============  ==============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $25,443,968; $13,490,290; $15,021; $647,978 and
 $332,153 and shares outstanding of 1,787,844,209;
 626,740,788; 1,302,286; 22,685,406 and 14,006,775,
 respectively............................................... $        14.23  $        21.52  $      11.53 $        28.56
                                                             ==============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED.................................  7,000,000,000   3,000,000,000   100,000,000  1,000,000,000
                                                             ==============  ==============  ============ ==============
Investments at Cost......................................... $   20,323,385             N/A        13,706            N/A
                                                             ==============  ==============  ============ ==============
Foreign Currencies at Cost.................................. $       15,371  $           --  $         -- $           --
                                                             ==============  ==============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   20,888,194  $   10,201,607  $     13,491 $      482,980
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         57,179          19,361           143          1,122
Accumulated Net Realized Gain (Loss)........................       (330,170)        385,659            91         (6,437)
Net Unrealized Foreign Exchange Gain (Loss).................           (120)           (195)           --            (69)
Net Unrealized Appreciation (Depreciation)..................      4,828,885       2,883,858         1,296        170,382
                                                             --------------  --------------  ------------ --------------
NET ASSETS.................................................. $   25,443,968  $   13,490,290  $     15,021 $      647,978
                                                             ==============  ==============  ============ ==============

                                                              ASIA PACIFIC
                                                                 SMALL
                                                                COMPANY
                                                               PORTFOLIO
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $      332,221
Investments at Value (including $1,768,408, $0, $0, $0
 and $0 of securities on loan, respectively)................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $1,710,819, $0, $0, $0 and
 $0)........................................................             --
Segregated Cash for Futures Contracts.......................             --
Foreign Currencies at Value.................................             --
Cash........................................................             --
Receivables:
  Investment Securities Sold................................             --
  Dividends, Interest and Tax Reclaims......................             --
  Securities Lending Income.................................             --
  Fund Shares Sold..........................................             61
  From Advisor..............................................             --
  Futures Margin Variation..................................             --
Unrealized Gain on Foreign Currency Contracts...............             --
Deferred Offering Costs.....................................             --
Prepaid Expenses and Other Assets...........................              8
                                                             --------------
    Total Assets............................................        332,290
                                                             --------------
LIABILITIES:
Payables:
  Due to Custodian..........................................             --
  Upon Return of Securities Loaned..........................             --
  Investment Securities Purchased...........................             --
  Fund Shares Redeemed......................................             13
  Due to Advisor............................................            107
Unrealized Loss on Foreign Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................             17
                                                             --------------
    Total Liabilities.......................................            137
                                                             --------------
NET ASSETS.................................................. $      332,153
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $25,443,968; $13,490,290; $15,021; $647,978 and
 $332,153 and shares outstanding of 1,787,844,209;
 626,740,788; 1,302,286; 22,685,406 and 14,006,775,
 respectively............................................... $        23.71
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000
                                                             ==============
Investments at Cost.........................................            N/A
                                                             ==============
Foreign Currencies at Cost.................................. $           --
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      321,610
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          1,817
Accumulated Net Realized Gain (Loss)........................         (4,995)
Net Unrealized Foreign Exchange Gain (Loss).................             (1)
Net Unrealized Appreciation (Depreciation)..................         13,722
                                                             --------------
NET ASSETS.................................................. $      332,153
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA
                                                                UNITED       CONTINENTAL    INTERNATIONAL    DFA GLOBAL
                                                             KINGDOM SMALL      SMALL        REAL ESTATE     REAL ESTATE
                                                                COMPANY        COMPANY       SECURITIES      SECURITIES
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO*       PORTFOLIO
                                                             -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $       45,202 $      592,216             --  $    3,951,863
Investments at Value (including $0, $0, $178,984,
 $104,674 and $893,620 of securities on loan,
 respectively)..............................................             --             -- $    5,418,167       2,793,668
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $185,605, $107,849
 and $909,975)..............................................             --             --        185,600         107,840
Segregated Cash for Futures Contracts.......................             --             --          1,350              --
Foreign Currencies at Value.................................             --             --          4,224              --
Cash........................................................             --             --         49,511          15,509
Receivables:................................................
  Investment Securities/Affiliated Investment Company
   Sold.....................................................             --             --             --              --
  Dividends, Interest and Tax Reclaims......................             --             --         18,692           2,080
  Securities Lending Income.................................             --             --            227              23
  Fund Shares Sold..........................................             --            447         13,571           4,789
  Futures Margin Variation..................................             --             --             66              --
Unrealized Gain on Foreign Currency Contracts...............             --             --             --              --
Prepaid Expenses and Other Assets...........................              8             41             64              79
                                                             -------------- -------------- --------------  --------------
    Total Assets............................................         45,210        592,704      5,691,472       6,875,851
                                                             -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --             --        185,579         107,832
  Investment Securities/Affiliated Investment Company
   Purchased................................................             --             --          5,509          10,501
  Fund Shares Redeemed......................................             12            121            986           2,961
  Due to Advisor............................................             16            199          1,159             247
Unrealized Loss on Foreign Currency Contracts...............             --             --             --              --
Accrued Expenses and Other Liabilities......................              5             37            486             528
                                                             -------------- -------------- --------------  --------------
    Total Liabilities.......................................             33            357        193,719         122,069
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       45,177 $      592,347 $    5,497,753  $    6,753,782
                                                             ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $45,177; $592,347; $5,497,753; $6,753,782 and
 $16,162,471 and shares outstanding of 1,382,937;
 20,976,865; 1,084,513,824; 619,561,294 and
 687,391,680, respectively.................................. $        32.67 $        28.24 $         5.07  $        10.90
                                                             ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                             ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.......................................................             NA             NA $           --  $    3,318,854
                                                             ============== ============== ==============  ==============
Investments at Cost.........................................            N/A            N/A $    5,225,907  $    2,691,335
                                                             ============== ============== ==============  ==============
Foreign Currencies at Cost.................................. $           -- $           -- $        4,190             N/A
                                                             ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $       33,754 $      455,352 $    5,809,593  $    5,963,298
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................             33            238       (280,250)         59,540
Accumulated Net Realized Gain (Loss)........................          1,435          4,065       (224,226)         (4,389)
Net Unrealized Foreign Exchange Gain (Loss).................              6            137           (110)             --
Net Unrealized Appreciation (Depreciation)..................          9,949        132,555        192,746         735,333
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       45,177 $      592,347 $    5,497,753  $    6,753,782
                                                             ============== ============== ==============  ==============

                                                                   DFA
                                                              INTERNATIONAL
                                                                SMALL CAP
                                                             VALUE PORTFOLIO*
                                                             ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................              --
Investments at Value (including $0, $0, $178,984,
 $104,674 and $893,620 of securities on loan,
 respectively)..............................................  $   15,921,334
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $185,605, $107,849
 and $909,975)..............................................         910,021
Segregated Cash for Futures Contracts.......................           4,901
Foreign Currencies at Value.................................          85,516
Cash........................................................          84,212
Receivables:................................................
  Investment Securities/Affiliated Investment Company
   Sold.....................................................          21,019
  Dividends, Interest and Tax Reclaims......................          45,301
  Securities Lending Income.................................           1,894
  Fund Shares Sold..........................................          26,337
  Futures Margin Variation..................................             240
Unrealized Gain on Foreign Currency Contracts...............               9
Prepaid Expenses and Other Assets...........................              86
                                                              --------------
    Total Assets............................................      17,100,870
                                                              --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         909,933
  Investment Securities/Affiliated Investment Company
   Purchased................................................          12,964
  Fund Shares Redeemed......................................           5,436
  Due to Advisor............................................           8,848
Unrealized Loss on Foreign Currency Contracts...............               2
Accrued Expenses and Other Liabilities......................           1,216
                                                              --------------
    Total Liabilities.......................................         938,399
                                                              --------------
NET ASSETS..................................................  $   16,162,471
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $45,177; $592,347; $5,497,753; $6,753,782 and
 $16,162,471 and shares outstanding of 1,382,937;
 20,976,865; 1,084,513,824; 619,561,294 and
 687,391,680, respectively..................................  $        23.51
                                                              ==============
NUMBER OF SHARES AUTHORIZED.................................   4,600,000,000
                                                              ==============
Investments in Affiliated Investment Companies at
 Cost.......................................................  $           --
                                                              ==============
Investments at Cost.........................................  $   12,248,003
                                                              ==============
Foreign Currencies at Cost..................................  $       87,004
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   11,951,834
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          41,552
Accumulated Net Realized Gain (Loss)........................         491,293
Net Unrealized Foreign Exchange Gain (Loss).................             (74)
Net Unrealized Appreciation (Depreciation)..................       3,677,866
                                                              --------------
NET ASSETS..................................................  $   16,162,471
                                                              ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             INTERNATIONAL
                                                              INTERNATIONAL  HIGH RELATIVE                 WORLD EX U.S.
                                                              VECTOR EQUITY  PROFITABILITY  WORLD EX U.S.  TARGETED VALUE
                                                               PORTFOLIO*      PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO*
                                                             --------------  ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --            --  $      246,556              --
Investments at Value (including $171,197, $1,870, $0 and
 $10,001 of securities on loan, respectively)............... $    2,506,154  $     67,289              --  $      462,974
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $169,217, $1,943, $0 and
 $7,173)....................................................        169,224         1,943              --           7,173
Foreign Currencies at Value.................................          3,754            31              --           1,334
Cash........................................................         24,751           890              59           1,601
Receivables:
  Investment Securities Sold................................            667            --              --             331
  Dividends, Interest and Tax Reclaims......................          6,521           137              --             977
  Securities Lending Income.................................            334            --              --              35
  Fund Shares Sold..........................................          1,626           245               4           1,480
  From Advisor..............................................             --             5              --              --
Unrealized Gain on Foreign Currency Contracts...............             --            --              --               1
Deferred Offering Costs.....................................             --            19              --              --
Prepaid Expenses and Other Assets...........................             39            35              14              24
                                                             --------------  ------------  --------------  --------------
     Total Assets...........................................      2,713,070        70,594         246,633         475,930
                                                             --------------  ------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        169,213         1,943              --           7,173
  Investment Securities Purchased...........................         11,125           818              --           1,873
  Fund Shares Redeemed......................................          1,710             3               6             101
  Due to Advisor............................................            949            --              66             227
Unrealized Loss on Foreign Currency Contracts...............             --            --              --               1
Accrued Expenses and Other Liabilities......................            221            37              10              51
                                                             --------------  ------------  --------------  --------------
     Total Liabilities......................................        183,218         2,801              82           9,426
                                                             --------------  ------------  --------------  --------------
NET ASSETS.................................................. $    2,529,852  $     67,793  $      246,551  $      466,504
                                                             ==============  ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $2,529,852; $67,793; $246,551 and $466,504 and shares
 outstanding of 189,731,403; 6,349,132; 19,402,233 and
 30,982,628, respectively................................... $        13.33  $      10.68  $        12.71  $        15.06
                                                             ==============  ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   500,000,000   1,000,000,000   1,000,000,000
                                                             ==============  ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           --  $         --  $      205,212  $           --
                                                             ==============  ============  ==============  ==============
Investments at Cost......................................... $    1,954,029  $     63,569             N/A  $      383,699
                                                             ==============  ============  ==============  ==============
Foreign Currencies at Cost.................................. $        3,782  $         31  $           --  $        1,338
                                                             ==============  ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,964,734  $     64,165  $      204,014  $      377,807
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          4,130           146           2,027           1,206
Accumulated Net Realized Gain (Loss)........................          8,900          (237)           (799)          8,223
Net Unrealized Foreign Exchange Gain (Loss).................            (16)           (1)            (35)             (3)
Net Unrealized Appreciation (Depreciation)..................        552,104         3,720          41,344          79,271
                                                             --------------  ------------  --------------  --------------
NET ASSETS.................................................. $    2,529,852  $     67,793  $      246,551  $      466,504
                                                             ==============  ============  ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                    SELECTIVELY
                                                                    WORLD EX U.S.    WORLD CORE    HEDGED GLOBAL     EMERGING
                                                                     CORE EQUITY       EQUITY         EQUITY          MARKETS
                                                                     PORTFOLIO*      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------  --------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........             --  $      546,343  $      377,677 $    6,639,920
Investments at Value (including $174,146, $0, $0 and $0 of
 securities on loan, respectively)................................ $    2,796,345              --              --             --
Temporary Cash Investments at Value & Cost........................             --             297              --             --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $158,021, $0, $0 and $0)......................        158,025              --              --             --
Segregated Cash for Futures Contracts.............................             --              --             837             --
Foreign Currencies at Value.......................................          1,996              --              --             --
Cash..............................................................          8,847              --          22,379             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......            443              --              --             --
  Dividends, Interest and Tax Reclaims............................          5,655               1              --             --
  Securities Lending Income.......................................            338              --              --             --
  Fund Shares Sold................................................          1,707             330              98          1,947
  Futures Margin Variation........................................             --              --              41             --
Unrealized Gain on Forward Currency Contracts.....................             --              --           1,662             --
Prepaid Expenses and Other Assets.................................             38              21              26             32
                                                                   --------------  --------------  -------------- --------------
    Total Assets..................................................      2,973,394         546,992         402,720      6,641,899
                                                                   --------------  --------------  -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................        158,024              --              --             --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................          7,940              --              --             --
  Fund Shares Redeemed............................................          1,133              59             246          6,892
  Due to Advisor..................................................            623              19              14          1,775
Unrealized Loss on Forward Currency Contracts.....................             --              --             238             --
Accrued Expenses and Other Liabilities............................            307              23              18            318
                                                                   --------------  --------------  -------------- --------------
    Total Liabilities.............................................        168,027             101             516          8,985
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $    2,805,367  $      546,891  $      402,204 $    6,632,914
                                                                   ==============  ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $2,805,367;
 $546,891; $402,204 and $6,632,914 and shares outstanding of
 230,821,829; 34,052,333; 24,344,421 and 224,470,243,
 respectively..................................................... $        12.15  $        16.06  $        16.52 $        29.55
                                                                   ==============  ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000   1,000,000,000   1,000,000,000  1,500,000,000
                                                                   ==============  ==============  ============== ==============
Investments in Affiliated Investment Companies at Cost............ $           --  $      453,524  $      299,834             NA
                                                                   ==============  ==============  ============== ==============
Investments at Cost............................................... $    2,360,956  $           --             N/A            N/A
                                                                   ==============  ==============  ============== ==============
Foreign Currencies at Cost........................................ $        2,007  $           --             N/A             --
                                                                   ==============  ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    2,371,089  $      457,490  $      318,081 $    4,679,111
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          4,361              (4)          2,600         (2,493)
Accumulated Net Realized Gain (Loss)..............................         (5,454)         (3,414)          1,245       (223,809)
Net Unrealized Foreign Exchange Gain (Loss).......................            (11)             --           1,424            (11)
Net Unrealized Appreciation (Depreciation)........................        435,382          92,819          78,854      2,180,116
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $    2,805,367  $      546,891  $      402,204 $    6,632,914
                                                                   ==============  ==============  ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                                 EMERGING
                                                                                 EMERGING        EMERGING      MARKETS CORE
                                                                               MARKETS SMALL   MARKETS VALUE      EQUITY
                                                                               CAP PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                                              --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................... $    7,251,641  $   19,424,024              --
Investments at Value (including $0, $0 and $1,915,236 of securities on
 loan, respectively).........................................................             --              --  $   26,813,670
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $0, $0 and $1,102,479)..............................................             --              --       1,102,540
Segregated Cash for Futures Contracts........................................             --              --           8,205
Foreign Currencies at Value..................................................             --              --         162,424
Cash.........................................................................             --              --         110,184
Receivables:
  Investment Securities Sold.................................................             --              --          12,265
  Dividends, Interest and Tax Reclaims.......................................             --              --          18,846
  Securities Lending Income..................................................             --              --           5,857
  Fund Shares Sold...........................................................          3,050           5,533          15,748
  Futures Margin Variation...................................................             --              --             650
Prepaid Expenses and Other Assets............................................             22              56             202
                                                                              --------------  --------------  --------------
     Total Assets............................................................      7,254,713      19,429,613      28,250,591
                                                                              --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................             --              --       1,102,477
  Investment Securities Purchased............................................             --              --          22,607
  Fund Shares Redeemed.......................................................          1,924           7,800          27,236
  Due to Advisor.............................................................          2,742           6,554          10,013
Unrealized Loss on Foreign Currency Contracts................................             --              --               6
Accrued Expenses and Other Liabilities.......................................            330             831           2,530
                                                                              --------------  --------------  --------------
     Total Liabilities.......................................................          4,996          15,185       1,164,869
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $    7,249,717  $   19,414,428  $   27,085,722
                                                                              ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $0; $31,198 and $0 and
 shares outstanding of 0; 1,035,424 and 0, respectively......................            N/A  $        30.13             N/A
                                                                              ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................            N/A     200,000,000             N/A
                                                                              ==============  ==============  ==============
Institutional Class Shares -- based on net assets of $7,249,717;
 $19,383,230 and $27,085,722 and shares outstanding of 308,622,963;
 639,311,796 and 1,210,395,942, respectively................................. $        23.49  $        30.32  $        22.38
                                                                              ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................  1,500,000,000   3,000,000,000   5,000,000,000
                                                                              ==============  ==============  ==============
Investments at Cost..........................................................            N/A             N/A  $   21,396,257
                                                                              ==============  ==============  ==============
Foreign Currencies at Cost................................................... $           --  $           --  $      162,313
                                                                              ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $    5,962,119  $   18,082,872  $   22,493,980
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          6,969           6,372           6,324
Accumulated Net Realized Gain (Loss).........................................        159,078      (1,334,675)       (837,989)
Net Unrealized Foreign Exchange Gain (Loss)..................................            (80)            159            (109)
Net Unrealized Appreciation (Depreciation)...................................      1,121,631       2,659,700       5,423,516
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $    7,249,717  $   19,414,428  $   27,085,722
                                                                              ==============  ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                     ENHANCED
                                                                    U.S. LARGE U.S. LARGE U.S. LARGE  U.S. TARGETED
                                                                     COMPANY   CAP EQUITY  CAP VALUE      VALUE
                                                                    PORTFOLIO# PORTFOLIO# PORTFOLIO*#  PORTFOLIO#
                                                                    ---------- ---------- ----------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends......................................................       --          --  $  481,535           --
    Income from Securities Lending.................................       --          --       2,347           --
    Expenses Allocated from Affiliated Investment Company..........       --          --     (23,214)          --
                                                                     -------    --------  ----------   ----------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................       --          --     460,668           --
                                                                     -------    --------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $95,
   respectively)...................................................       --    $ 19,789          --   $  138,809
  Interest.........................................................  $ 4,154          --          --           --
  Income from Securities Lending...................................        8         167          --        6,568
                                                                     -------    --------  ----------   ----------
     Total Investment Income.......................................    4,162      19,956          --      145,377
                                                                     -------    --------  ----------   ----------
FUND EXPENSES
  Investment Management Fees.......................................      540       1,560      52,619       33,824
  Accounting & Transfer Agent Fees.................................       24          75         605          576
  S&P 500(R) Fees..................................................        8          --          --           --
  Custodian Fees...................................................        9          18          --          136
  Shareholder Servicing Fees
    Class R1 Shares................................................       --          --          --           50
    Class R2 Shares................................................       --          --          --          423
  Filing Fees......................................................       39          71         589          312
  Shareholders' Reports............................................       13          22         499          339
  Directors'/Trustees' Fees & Expenses.............................        3          10         204           96
  Professional Fees................................................        9          17          61          153
  Other............................................................        7          41         103          271
                                                                     -------    --------  ----------   ----------
     Total Expenses................................................      652       1,814      54,680       36,180
                                                                     -------    --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................     (158)         --     (21,047)          --
  Fees Paid Indirectly (Note C)....................................       (8)         --          --           --
                                                                     -------    --------  ----------   ----------
  Net Expenses.....................................................      486       1,814      33,633       36,180
                                                                     -------    --------  ----------   ----------
  NET INVESTMENT INCOME (LOSS).....................................    3,676      18,142     427,035      109,197
                                                                     -------    --------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................     (319)        273   1,154,160      454,563
    Affiliated Investment Companies Shares Sold....................        1          --          --           (1)
    Futures........................................................   39,159           9      18,720       17,659
    Foreign Currency Transactions..................................      (11)         --          --            6
    Forward Currency Contracts.....................................     (132)         --          --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................   (1,062)    200,016   2,764,575    1,335,548
    Affiliated Investment Companies Shares.........................       (1)         (7)         --         (188)
    Futures........................................................   14,290          --      10,896        2,939
    Translation of Foreign Currency Denominated Amounts............       (9)         --          --           --
    Forward Currency Contracts.....................................      896          --          --           --
                                                                     -------    --------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........................   52,812     200,291   3,948,351    1,810,526
                                                                     -------    --------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....  $56,488    $218,433  $4,375,386   $1,919,723
                                                                     =======    ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. SMALL  U.S. CORE   U.S. CORE   U.S. VECTOR
                                                                       CAP VALUE    EQUITY 1    EQUITY 2     EQUITY
                                                                       PORTFOLIO#  PORTFOLIO#  PORTFOLIO#  PORTFOLIO#
                                                                       ----------  ----------  ----------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $93, $62, $77 and $25,
   respectively)...................................................... $  184,403  $  324,524  $  353,430   $ 71,050
  Income from Securities Lending......................................      7,975       8,662      10,540      2,676
                                                                       ----------  ----------  ----------   --------
     Total Investment Income..........................................    192,378     333,186     363,970     73,726
                                                                       ----------  ----------  ----------   --------
EXPENSES
  Investment Management Fees..........................................     71,538      30,987      40,192     13,194
  Accounting & Transfer Agent Fees....................................        945       1,062       1,208        290
  Custodian Fees......................................................        201         210         226         58
  Filing Fees.........................................................        236         601         518         98
  Shareholders' Reports...............................................        452         305         359        122
  Directors'/Trustees' Fees & Expenses................................        145         175         195         44
  Professional Fees...................................................        231         287         320         72
  Other...............................................................        397         492         543        127
                                                                       ----------  ----------  ----------   --------
     Total Expenses...................................................     74,145      34,119      43,561     14,005
                                                                       ----------  ----------  ----------   --------
  NET INVESTMENT INCOME (LOSS)........................................    118,233     299,067     320,409     59,721
                                                                       ----------  ----------  ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................    690,721      96,159     192,862    167,995
    Affiliated Investment Companies Shares Sold.......................         22         (35)         31          5
    Futures...........................................................     26,310      15,613      19,381      5,443
    Foreign Currency Transactions.....................................         --           3           5          2
    In-Kind Redemptions...............................................     79,386          --          --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  2,156,333   3,505,095   3,702,303    706,848
    Affiliated Investment Companies Shares............................       (216)       (188)       (261)       (57)
    Futures...........................................................      9,284      10,034      11,212        835
                                                                       ----------  ----------  ----------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................  2,961,840   3,626,681   3,925,533    881,071
                                                                       ----------  ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $3,080,073  $3,925,748  $4,245,942   $940,792
                                                                       ==========  ==========  ==========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                    U.S. HIGH     DFA REAL
                                                                                     RELATIVE      ESTATE     LARGE CAP
                                                      U.S. SMALL     U.S. MICRO   PROFITABILITY  SECURITIES INTERNATIONAL
                                                    CAP PORTFOLIO# CAP PORTFOLIO# PORTFOLIO (A)# PORTFOLIO#  PORTFOLIO#
                                                    -------------- -------------- -------------- ---------- -------------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $106, $8, $0, $0 and $10,539, respectively).....   $  201,034     $   68,743       $  784      $203,474    $108,561
  Non Cash Income..................................           --             --           --            --      10,244
  Income from Securities Lending...................       15,969          5,227            6         1,147       2,829
                                                      ----------     ----------       ------      --------    --------
     Total Investment Income.......................      217,003         73,970          790       204,621     121,634
                                                      ----------     ----------       ------      --------    --------
FUND EXPENSES
  Investment Management Fees.......................       54,054         29,147           95        13,345       8,838
  Accounting & Transfer Agent Fees.................          965            432            4           494         330
  Custodian Fees...................................          216             87            6            84         421
  Filing Fees......................................          323             93           44           242         116
  Shareholders' Reports............................          386            150            5           291         156
  Directors'/Trustees' Fees & Expenses.............          152             58           --            77          39
  Professional Fees................................          243             93            2           127         104
  Organizational & Offering Costs..................           --             --           17            --          --
  Other............................................          432            164            1           208         145
                                                      ----------     ----------       ------      --------    --------
     Total Expenses................................       56,771         30,224          174        14,868      10,149
                                                      ----------     ----------       ------      --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)........................................           --             --          (56)         (737)        (40)
  Fees Paid Indirectly (Note C)....................           --             --           --            --        (402)
                                                      ----------     ----------       ------      --------    --------
  Net Expenses.....................................       56,771         30,224          118        14,131       9,707
                                                      ----------     ----------       ------      --------    --------
  NET INVESTMENT INCOME (LOSS).....................      160,232         43,746          672       190,490     111,927
                                                      ----------     ----------       ------      --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................      610,335        283,405           43        47,672     157,652
    Affiliated Investment Companies Shares
     Sold..........................................         (107)            12           (1)          (67)         51
    Futures........................................       18,310          9,052         (394)        8,131       4,534
    Foreign Currency Transactions..................           15             --           --            --        (583)
    In-Kind Redemptions............................      125,200             --           --            --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................    2,387,599      1,119,931        9,520       183,941     608,562
    Affiliated Investment Companies Shares.........         (345)          (105)          (1)          (61)        (72)
    Futures........................................       10,124          2,595           --         3,862       1,881
    Translation of Foreign Currency Denominated
     Amounts.......................................           --             --           --            --         330
                                                      ----------     ----------       ------      --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........    3,151,131      1,414,890        9,167       243,478     772,355
                                                      ----------     ----------       ------      --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................   $3,311,363     $1,458,636       $9,839      $433,968    $884,282
                                                      ==========     ==========       ======      ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on May 16, 2017.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                             INTERNATIONAL                  JAPANESE
                                                               INTERNATIONAL     SMALL      GLOBAL SMALL      SMALL
                                                                CORE EQUITY     COMPANY        COMPANY       COMPANY
                                                                PORTFOLIO#    PORTFOLIO*#  PORTFOLIO (A)*# PORTFOLIO*#
                                                               ------------- ------------- --------------- -----------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $24,970,
    $10, $1,089 and $181, respectively).......................          --    $  285,269       $  103       $  9,917
   Interest...................................................          --             1           --             --
   Income from Securities Lending.............................          --        31,475           15          1,454
   Expenses Allocated from Affiliated Investment Companies....          --       (14,457)          (6)          (703)
 Income Distributions Received from Affiliated Investment
   Companies..................................................          --           767           41             --
                                                                ----------    ----------       ------       --------
    Total Net Investment Income Received from Affiliated
     Investment Companies.....................................          --       303,055          153         10,668
                                                                ----------    ----------       ------       --------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $51,006, $0,
   $0, $0 and $0, respectively)...............................  $  544,575            --           --             --
 Non Cash Income..............................................      39,268            --           --             --
 Income from Securities Lending...............................      29,274            --           --             --
                                                                ----------    ----------       ------       --------
    Total Investment Income...................................     613,117            --           --             --
                                                                ----------    ----------       ------       --------
FUND EXPENSES
 Investment Management Fees...................................      61,399        47,621           37          2,792
 Accounting & Transfer Agent Fees.............................       1,339           210            3              7
 Custodian Fees...............................................       2,417             5            3             --
 Filing Fees..................................................         831           258            6             22
 Shareholders' Reports........................................         489           473            1              8
 Directors'/Trustees' Fees & Expenses.........................         196           114           --              5
 Professional Fees............................................         440            81            1              2
 Organizational & Offering Costs..............................          --            --           25             --
 Other........................................................         710            82           --              2
                                                                ----------    ----------       ------       --------
    Total Expenses............................................      67,821        48,844           76          2,838
                                                                ----------    ----------       ------       --------
 Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................      (2,592)           --          (57)          (558)
 Fees Paid Indirectly (Note C)................................      (2,290)           --           --             --
                                                                ----------    ----------       ------       --------
 Net Expenses.................................................      62,939        48,844           19          2,280
                                                                ----------    ----------       ------       --------
 NET INVESTMENT INCOME (LOSS).................................     550,178       254,211          134          8,388
                                                                ----------    ----------       ------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................     (29,889)      422,014          105         28,171
   Affiliated Investment Companies Shares Sold................          10            --           (6)            --
   Futures....................................................      22,487        11,549            1             --
   Foreign Currency Transactions..............................      (2,708)       (1,764)          --           (465)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................   4,344,669     2,134,951           (3)        99,585
   Affiliated Investment Companies Shares.....................        (168)           --        1,299             --
   Futures....................................................      11,863         5,699           --              1
   Translation of Foreign Currency Denominated Amounts........       1,409           864           --             87
                                                                ----------    ----------       ------       --------
 NET REALIZED AND UNREALIZED GAIN (LOSS)......................   4,347,673     2,573,313        1,396        127,379
                                                                ----------    ----------       ------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................  $4,897,851    $2,827,524       $1,530       $135,767
                                                                ==========    ==========       ======       ========

                                                               ASIA PACIFIC
                                                                  SMALL
                                                                 COMPANY
                                                               PORTFOLIO*#
                                                               ------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $24,970,
    $10, $1,089 and $181, respectively).......................   $10,120
   Interest...................................................        --
   Income from Securities Lending.............................       911
   Expenses Allocated from Affiliated Investment Companies....      (358)
 Income Distributions Received from Affiliated Investment
   Companies..................................................        --
                                                                 -------
    Total Net Investment Income Received from Affiliated
     Investment Companies.....................................    10,673
                                                                 -------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $51,006, $0,
   $0, $0 and $0, respectively)...............................        --
 Non Cash Income..............................................        --
 Income from Securities Lending...............................        --
                                                                 -------
    Total Investment Income...................................        --
                                                                 -------
FUND EXPENSES
 Investment Management Fees...................................     1,397
 Accounting & Transfer Agent Fees.............................         5
 Custodian Fees...............................................        --
 Filing Fees..................................................        23
 Shareholders' Reports........................................         6
 Directors'/Trustees' Fees & Expenses.........................         3
 Professional Fees............................................         1
 Organizational & Offering Costs..............................        --
 Other........................................................         1
                                                                 -------
    Total Expenses............................................     1,436
                                                                 -------
 Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................      (279)
 Fees Paid Indirectly (Note C)................................        --
                                                                 -------
 Net Expenses.................................................     1,157
                                                                 -------
 NET INVESTMENT INCOME (LOSS).................................     9,516
                                                                 -------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................     9,656
   Affiliated Investment Companies Shares Sold................        --
   Futures....................................................        --
   Foreign Currency Transactions..............................      (119)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................    22,259
   Affiliated Investment Companies Shares.....................        --
   Futures....................................................        --
   Translation of Foreign Currency Denominated Amounts........        (1)
                                                                 -------
 NET REALIZED AND UNREALIZED GAIN (LOSS)......................    31,795
                                                                 -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................   $41,311
                                                                 =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on January 18, 2017.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                       UNITED                     DFA
                                                                       KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL
                                                                        SMALL       SMALL     REAL ESTATE  REAL ESTATE
                                                                       COMPANY     COMPANY    SECURITIES   SECURITIES
                                                                     PORTFOLIO*# PORTFOLIO*#  PORTFOLIO#   PORTFOLIO#
                                                                     ----------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $2, $1,332, $0, $0
    and $0, respectively)...........................................   $ 1,435    $  8,719           --     $
   Income from Securities Lending...................................        27       1,203           --           --
   Expenses Allocated from Affiliated Investment Company............       (47)       (531)          --           --
  Income Distributions Received from Affiliated Investment
   Companies........................................................        --          --           --      192,470
                                                                       -------    --------     --------     --------
    Total Net Investment Income Received from Affiliated
     Investment Company.............................................     1,415       9,391           --      192,470
                                                                       -------    --------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $24,204, $0
   and $30,452, respectively).......................................        --          --     $197,049       41,072
  Non Cash Income...................................................        --          --       11,450           --
  Income from Securities Lending....................................        --          --        2,758          315
                                                                       -------    --------     --------     --------
    Total Fund Investment Income....................................        --          --      211,257       41,387
                                                                       -------    --------     --------     --------
FUND EXPENSES
  Investment Management Fees........................................       208       2,123       11,824       11,351
  Accounting & Transfer Agent Fees..................................         4           8          337          230
  Custodian Fees....................................................        --          --          546           33
  Filing Fees.......................................................        29          96          269          378
  Shareholders' Reports.............................................         4           7          138          344
  Directors'/Trustees' Fees & Expenses..............................        --           4           45           54
  Professional Fees.................................................         1           1           98           56
  Other.............................................................         1           4          140           53
                                                                       -------    --------     --------     --------
    Total Expenses..................................................       247       2,243       13,397       12,499
                                                                       -------    --------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................       (52)       (425)          --       (7,281)
  Fees Paid Indirectly (Note C).....................................        --          --         (470)          --
                                                                       -------    --------     --------     --------
  Net Expenses......................................................       195       1,818       12,927        5,218
                                                                       -------    --------     --------     --------
  NET INVESTMENT INCOME (LOSS)......................................     1,220       7,573      198,330      228,639
                                                                       -------    --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................        --          --           --       14,569
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.....................................     1,725      14,907      (21,413)      17,657
   Affiliated Investment Companies Shares Sold......................        --          --           21        2,178
   Futures..........................................................        --          --        6,597          149
   Foreign Currency Transactions....................................         6          89          439            3
   In-Kind Redemptions..............................................        --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................     7,588      94,661       60,643       43,892
   Affiliated Investment Companies Shares...........................        --          --          (17)      (5,082)
   Futures..........................................................        --          --          754           --
   Translation of Foreign Currency Denominated Amounts..............         4          24          254           --
                                                                       -------    --------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................     9,323     109,681       47,278       73,366
                                                                       -------    --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................   $10,543    $117,254     $245,608     $302,005
                                                                       =======    ========     ========     ========

                                                                          DFA
                                                                     INTERNATIONAL
                                                                       SMALL CAP
                                                                         VALUE
                                                                      PORTFOLIO#
                                                                     -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $2, $1,332, $0, $0
    and $0, respectively)...........................................          --
   Income from Securities Lending...................................          --
   Expenses Allocated from Affiliated Investment Company............          --
  Income Distributions Received from Affiliated Investment
   Companies........................................................          --
                                                                      ----------
    Total Net Investment Income Received from Affiliated
     Investment Company.............................................          --
                                                                      ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $24,204, $0
   and $30,452, respectively).......................................  $  344,535
  Non Cash Income...................................................          --
  Income from Securities Lending....................................      23,143
                                                                      ----------
    Total Fund Investment Income....................................     367,678
                                                                      ----------
FUND EXPENSES
  Investment Management Fees........................................      94,441
  Accounting & Transfer Agent Fees..................................         980
  Custodian Fees....................................................       2,181
  Filing Fees.......................................................         210
  Shareholders' Reports.............................................         413
  Directors'/Trustees' Fees & Expenses..............................         141
  Professional Fees.................................................         320
  Other.............................................................         500
                                                                      ----------
    Total Expenses..................................................      99,186
                                                                      ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................          --
  Fees Paid Indirectly (Note C).....................................        (851)
                                                                      ----------
  Net Expenses......................................................      98,335
                                                                      ----------
  NET INVESTMENT INCOME (LOSS)......................................     269,343
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.....................................     551,715
   Affiliated Investment Companies Shares Sold......................          14
   Futures..........................................................      14,572
   Foreign Currency Transactions....................................      (1,896)
   In-Kind Redemptions..............................................      82,012
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................   2,598,933
   Affiliated Investment Companies Shares...........................        (118)
   Futures..........................................................       9,407
   Translation of Foreign Currency Denominated Amounts..............       1,459
                                                                      ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................   3,256,098
                                                                      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................  $3,525,441
                                                                      ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                        INTERNATIONAL               WORLD EX U.S.
                                                                          INTERNATIONAL HIGH RELATIVE WORLD EX U.S.   TARGETED
                                                                          VECTOR EQUITY PROFITABILITY     VALUE         VALUE
                                                                           PORTFOLIO#   PORTFOLIO (A)  PORTFOLIO*#   PORTFOLIO#
                                                                          ------------- ------------- ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $585 and $0,
    respectively)........................................................         --           --        $ 6,163            --
   Interest..............................................................         --           --              3            --
   Income from Securities Lending........................................         --           --            190            --
   Expenses Allocated from Affiliated Investment Companies...............         --           --           (374)           --
  Income Distributions Received from Affiliated Investment Companies.....         --           --            307            --
                                                                            --------       ------        -------       -------
    Total Net Investment Income Received from Affiliated Investment
     Companies...........................................................         --           --          6,289            --
                                                                            --------       ------        -------       -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5,181, $38, $0 and $819,
   respectively).........................................................   $ 54,688       $  501             --       $ 9,682
  Non Cash Income........................................................      3,514           --             --            --
  Income from Securities Lending.........................................      3,749           --             --           380
                                                                            --------       ------        -------       -------
    Total Investment Income..............................................     61,951          501             --        10,062
                                                                            --------       ------        -------       -------
FUND EXPENSES
  Investment Management Fees.............................................      9,791           60          1,000         2,153
  Accounting & Transfer Agent Fees.......................................        177            8              6            37
  Custodian Fees.........................................................        321           32             --           191
  Filing Fees............................................................         99           22             20            56
  Shareholders' Reports..................................................         84            2              4            10
  Directors'/Trustees' Fees & Expenses...................................         21           --              2             3
  Professional Fees......................................................         46            1              5            26
  Organizational & Offering Costs........................................         --           17             --            --
  Other..................................................................         84            3              2            18
                                                                            --------       ------        -------       -------
    Total Expenses.......................................................     10,623          145          1,039         2,494
                                                                            --------       ------        -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --          (62)          (480)           --
  Fees Paid Indirectly (Note C)..........................................        (61)          (8)            --           (15)
                                                                            --------       ------        -------       -------
  Net Expenses...........................................................     10,562           75            559         2,479
                                                                            --------       ------        -------       -------
  NET INVESTMENT INCOME (LOSS)...........................................     51,389          426          5,730         7,583
                                                                            --------       ------        -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.............................................................         --           --            653            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**..........................................     10,627         (165)         1,111        17,468
   Affiliated Investment Companies Shares Sold...........................         (1)          --            599            --
   Futures...............................................................        158          (72)           262            --
   Foreign Currency Transactions.........................................       (413)          19            (26)          (26)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............................    459,554        3,720         41,263        65,446
   Affiliated Investment Companies Shares................................        (16)          --           (148)           (1)
   Futures...............................................................         --           --             99            --
   Translation of Foreign Currency Denominated Amounts...................        168           (1)            13            19
                                                                            --------       ------        -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    470,077        3,501         43,826        82,906
                                                                            --------       ------        -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $521,466       $3,927        $49,556       $90,489
                                                                            ========       ======        =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on May 16, 2017.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                      SELECTIVELY
                                                                            WORLD EX U.S. WORLD CORE    HEDGED      EMERGING
                                                                             CORE EQUITY    EQUITY   GLOBAL EQUITY   MARKETS
                                                                             PORTFOLIO#   PORTFOLIO    PORTFOLIO   PORTFOLIO*#
                                                                            ------------- ---------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $18,082,
    respectively)..........................................................         --          --           --    $  130,771
   Interest................................................................         --          --           --            69
   Income from Securities Lending..........................................         --          --           --         4,346
   Expenses Allocated from Affiliated Investment Companies.................         --          --           --        (8,320)
  Income Distributions Received from Affiliated Investment Companies.......         --     $ 9,033      $ 6,720            --
                                                                              --------     -------      -------    ----------
    Total Net Investment Income Received from Affiliated Investment
     Companies.............................................................         --       9,033        6,720       126,866
                                                                              --------     -------      -------    ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5,719, $0, $0 and $0,
   respectively)...........................................................   $ 56,130           4           --            --
  Non Cash Income..........................................................      3,448          --           --            --
  Income from Securities Lending...........................................      3,366          --           --            --
                                                                              --------     -------      -------    ----------
    Total Fund Investment Income...........................................     62,944           4           --            --
                                                                              --------     -------      -------    ----------
FUND EXPENSES
  Investment Management Fees...............................................      7,483       1,341        1,030        25,136
  Accounting & Transfer Agent Fees.........................................        166           9           10            74
  Custodian Fees...........................................................        771           1            1            --
  Filing Fees..............................................................        154          49           32           152
  Shareholders' Reports....................................................         79           7            9           199
  Directors'/Trustees' Fees & Expenses.....................................         20           4            3            54
  Professional Fees........................................................         66           6            4            17
  Other....................................................................         90           3            3            27
                                                                              --------     -------      -------    ----------
    Total Expenses.........................................................      8,829       1,420        1,092        25,659
                                                                              --------     -------      -------    ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................        (56)     (1,102)        (912)       (5,677)
  Fees Paid Indirectly (Note C)............................................       (145)         --           --            --
                                                                              --------     -------      -------    ----------
  Net Expenses.............................................................      8,628         318          180        19,982
                                                                              --------     -------      -------    ----------
  NET INVESTMENT INCOME (LOSS).............................................     54,316       8,719        6,540       106,884
                                                                              --------     -------      -------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Companies.         --         898          894            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**............................................      7,525           3           --        (9,141)
   Affiliated Investment Companies Shares Sold.............................         (4)       (418)        (555)           --
   Futures.................................................................         68          --        2,398         8,254
   Foreign Currency Transactions...........................................       (263)         --           --           (31)
   Forward Currency Contracts..............................................         --          --       (1,466)           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................    443,948          (1)           5     1,198,559
   Affiliated Investment Companies Shares..................................        (14)     90,087       64,639            --
   Futures.................................................................         --          --        1,354         1,186
   Translation of Foreign Currency Denominated Amounts.....................        105          --           --           (71)
   Forward Currency Contracts..............................................         --          --          775            --
                                                                              --------     -------      -------    ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..................................    451,365      90,569       68,044     1,198,756
                                                                              --------     -------      -------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............   $505,681     $99,288      $74,584    $1,305,640
                                                                              ========     =======      =======    ==========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                              EMERGING    EMERGING     EMERGING
                                                                                               MARKETS     MARKETS   MARKETS CORE
                                                                                              SMALL CAP     VALUE       EQUITY
                                                                                             PORTFOLIO*# PORTFOLIO*#  PORTFOLIO#
                                                                                             ----------- ----------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $16,218, $63,780 and $0, respectively)....... $  146,134  $  474,005           --
   Interest.................................................................................        598         892           --
   Income from Securities Lending...........................................................     45,864      24,420           --
   Expenses Allocated from Affiliated Investment Companies..................................    (17,003)    (28,364)          --
                                                                                             ----------  ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Companies...............    175,593     470,953           --
                                                                                             ----------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $68,887, respectively).............         --          --   $  527,446
  Income from Securities Lending............................................................         --          --       56,661
                                                                                             ----------  ----------   ----------
    Total Investment Income.................................................................         --          --      584,107
                                                                                             ----------  ----------   ----------
FUND EXPENSES
  Investment Management Fees................................................................     41,005      89,283      109,409
  Accounting & Transfer Agent Fees..........................................................        125         157        1,418
  Custodian Fees............................................................................         --          --        9,641
  Shareholder Servicing Fees
   Class R2 Shares..........................................................................         --         129           --
  Filing Fees...............................................................................        182         174          735
  Shareholders' Reports.....................................................................        146         350          748
  Directors'/Trustees' Fees & Expenses......................................................         59         173          206
  Professional Fees.........................................................................         19          52          581
  Other.....................................................................................         29          91          754
                                                                                             ----------  ----------   ----------
    Total Expenses..........................................................................     41,565      90,409      123,492
                                                                                             ----------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................    (12,617)         --       (1,257)
   Institutional Class Shares...............................................................         --     (17,805)          --
   Class R2 Shares..........................................................................         --         (51)          --
  Fees Paid Indirectly (Note C).............................................................         --          --       (1,907)
                                                                                             ----------  ----------   ----------
  Net Expenses..............................................................................     28,948      72,553      120,328
                                                                                             ----------  ----------   ----------
  NET INVESTMENT INCOME (LOSS)..............................................................    146,645     398,400      463,779
                                                                                             ----------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................................................    173,759    (258,290)     (87,713)
   Affiliated Investment Companies Shares Sold..............................................         --          --          (17)
   Futures..................................................................................      9,252      19,890       29,430
   Foreign Currency Transactions............................................................         78       2,920       (3,967)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............................................    931,907   3,745,161    4,549,390
   Affiliated Investment Companies Shares...................................................         --          --         (115)
   Futures..................................................................................        854       3,766        9,334
   Translation of Foreign Currency Denominated Amounts......................................       (194)        (53)        (275)
                                                                                             ----------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................  1,115,656   3,513,394    4,496,067
                                                                                             ----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................. $1,262,301  $3,911,794   $4,959,846
                                                                                             ==========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $144 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     ENHANCED U.S. LARGE U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                                      COMPANY PORTFOLIO        PORTFOLIO                PORTFOLIO
                                                     ------------------  ---------------------  ------------------------
                                                       YEAR      YEAR       YEAR        YEAR        YEAR         YEAR
                                                      ENDED     ENDED      ENDED       ENDED       ENDED        ENDED
                                                     OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                       2017      2016       2017        2016        2017         2016
                                                     --------  --------  ----------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $  3,676  $  1,670  $   18,142  $  15,047  $   427,035  $   363,236
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     (319)      (59)        273     (9,470)   1,154,160      447,750
   Affiliated Investment Companies Shares Sold......        1        --          --         --           --           --
   Futures..........................................   39,159     7,848           9         --       18,720       17,635
   Foreign Currency Transactions....................      (11)       --          --         --           --           --
   Forward Currency Contracts.......................     (132)       --          --         --           --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency.......   (1,062)      118     200,016     22,964    2,764,575      (11,625)
   Affiliated Investment Companies Shares...........       (1)       --          (7)        --           --           --
   Futures..........................................   14,290      (557)         --         --       10,896       (3,292)
   Translation of Foreign Currency Denominated
    Amounts.........................................       (9)       --          --         --           --           --
   Forward Currency Contracts.......................      896        --          --         --           --           --
                                                     --------  --------  ----------  ---------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................   56,488     9,020     218,433     28,541    4,375,386      813,704
                                                     --------  --------  ----------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................   (2,502)   (1,417)    (18,564)   (14,431)    (403,733)    (357,227)
  Net Short-Term Gains:
   Institutional Class Shares.......................   (2,722)   (3,529)         --         --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.......................   (4,088)   (9,801)         --         --     (446,140)    (643,970)
                                                     --------  --------  ----------  ---------  -----------  -----------
    Total Distributions.............................   (9,312)  (14,747)    (18,564)   (14,431)    (849,873)  (1,001,197)
                                                     --------  --------  ----------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  101,630    73,655     343,508    301,960    5,277,113    4,078,939
  Shares Issued in Lieu of Cash Distributions.......    8,734    13,002      17,598     14,259      793,913      935,970
  Shares Redeemed...................................  (73,606)  (46,158)   (199,415)  (178,150)  (3,536,921)  (2,962,098)
                                                     --------  --------  ----------  ---------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   36,758    40,499     161,691    138,069    2,534,105    2,052,811
                                                     --------  --------  ----------  ---------  -----------  -----------
    Total Increase (Decrease) in Net Assets.........   83,934    34,772     361,560    152,179    6,059,618    1,865,318
NET ASSETS
  Beginning of Period...............................  238,413   203,641     851,323    699,144   17,673,253   15,807,935
                                                     --------  --------  ----------  ---------  -----------  -----------
  End of Period..................................... $322,347  $238,413  $1,212,883  $ 851,323  $23,732,871  $17,673,253
                                                     ========  ========  ==========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................    7,516     6,113      23,434     24,003      144,495      131,035
  Shares Issued in Lieu of Cash Distributions.......      681     1,111       1,194      1,116       22,018       29,906
  Shares Redeemed...................................   (5,541)   (3,945)    (13,683)   (14,319)     (97,162)     (94,466)
                                                     --------  --------  ----------  ---------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................    2,656     3,279      10,945     10,800       69,351       66,475
                                                     ========  ========  ==========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    877  $    201  $    1,207  $   1,887  $    22,596  $    18,983

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                             PORTFOLIO                 PORTFOLIO
                                                     ------------------------  ------------------------
                                                         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED
                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                         2017         2016         2017         2016
                                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   109,197  $    93,044  $   118,233  $   122,969
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     454,563      310,791      690,721      533,632
   Affiliated Investment Companies Shares Sold......          (1)          --           22           --
   Futures..........................................      17,659        6,695       26,310       42,945
   Foreign Currency Transactions....................           6           --           --           --
   In-Kind Redemptions..............................          --           --       79,386           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities............................   1,335,548      (32,158)   2,156,333      (45,822)
   Affiliated Investment Companies Shares...........        (188)          --         (216)          --
   Futures..........................................       2,939       (2,039)       9,284       (3,946)
                                                     -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................   1,919,723      376,333    3,080,073      649,778
                                                     -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..................................        (506)        (462)          --           --
   Class R2 Shares..................................      (1,483)      (1,837)          --           --
   Institutional Class Shares.......................    (103,014)     (92,387)    (113,837)    (122,993)
  Net Short-Term Gains:
   Class R1 Shares..................................         (75)         (54)          --           --
   Class R2 Shares..................................        (304)        (202)          --           --
   Institutional Class Shares.......................     (15,806)      (9,668)          --           --
  Net Long-Term Gains:
   Class R1 Shares..................................      (1,310)      (1,571)          --           --
   Class R2 Shares..................................      (5,296)      (5,836)          --           --
   Institutional Class Shares.......................    (275,712)    (279,118)    (533,287)    (487,348)
                                                     -----------  -----------  -----------  -----------
    Total Distributions.............................    (403,506)    (391,135)    (647,124)    (610,341)
                                                     -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................   3,081,447    1,989,566    2,978,426    2,855,521
  Shares Issued in Lieu of Cash Distributions.......     373,214      363,680      585,631      547,459
  Shares Redeemed...................................  (2,298,736)  (1,433,622)  (3,444,324)  (2,509,494)
                                                     -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   1,155,925      919,624      119,733      893,486
                                                     -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.........   2,672,142      904,822    2,552,682      932,923
NET ASSETS
  Beginning of Year.................................   8,068,289    7,163,467   12,613,185   11,680,262
                                                     -----------  -----------  -----------  -----------
  End of Year....................................... $10,740,431  $ 8,068,289  $15,165,867  $12,613,185
                                                     ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     128,009       99,453       80,463       94,286
  Shares Issued in Lieu of Cash Distributions.......      15,383       18,127       15,504       17,740
  Shares Redeemed...................................     (95,985)     (70,370)     (92,936)     (79,957)
                                                     -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................      47,407       47,210        3,031       32,069
                                                     ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    (1,394) $     1,417  $    (5,694) $    (1,771)

                                                        U.S. CORE EQUITY 1
                                                             PORTFOLIO
                                                     ------------------------
                                                         YEAR         YEAR
                                                        ENDED        ENDED
                                                       OCT. 31,     OCT. 31,
                                                         2017         2016
                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   299,067  $   261,444
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................      96,159       71,932
   Affiliated Investment Companies Shares Sold......         (35)          --
   Futures..........................................      15,613       14,545
   Foreign Currency Transactions....................           3           --
   In-Kind Redemptions..............................          --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities............................   3,505,095      193,308
   Affiliated Investment Companies Shares...........        (188)          --
   Futures..........................................      10,034       (3,224)
                                                     -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................   3,925,748      538,005
                                                     -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..................................          --           --
   Class R2 Shares..................................          --           --
   Institutional Class Shares.......................    (310,434)    (253,050)
  Net Short-Term Gains:
   Class R1 Shares..................................          --           --
   Class R2 Shares..................................          --           --
   Institutional Class Shares.......................          --           --
  Net Long-Term Gains:
   Class R1 Shares..................................          --           --
   Class R2 Shares..................................          --           --
   Institutional Class Shares.......................     (71,615)    (160,152)
                                                     -----------  -----------
    Total Distributions.............................    (382,049)    (413,202)
                                                     -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................   4,637,048    3,836,889
  Shares Issued in Lieu of Cash Distributions.......     368,386      394,137
  Shares Redeemed...................................  (2,746,550)  (2,671,444)
                                                     -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   2,258,884    1,559,582
                                                     -----------  -----------
    Total Increase (Decrease) in Net Assets.........   5,802,583    1,684,385
NET ASSETS
  Beginning of Year.................................  14,960,159   13,275,774
                                                     -----------  -----------
  End of Year....................................... $20,762,742  $14,960,159
                                                     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     229,289      221,794
  Shares Issued in Lieu of Cash Distributions.......      18,264       22,712
  Shares Redeemed...................................    (135,531)    (154,875)
                                                     -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................     112,022       89,631
                                                     ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    14,490  $    33,644

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO
                                                   ---------------------------  ---------------------------
                                                       YEAR           YEAR         YEAR           YEAR
                                                      ENDED          ENDED        ENDED          ENDED
                                                     OCT. 31,       OCT. 31,     OCT. 31,       OCT. 31,
                                                       2017           2016         2017           2016
                                                    -----------   -----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $   320,409    $   293,351   $   59,721     $   59,961
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     192,862        110,911      167,995        103,375
   Affiliated Investment Companies Shares
    Sold..........................................          31             --            5             --
   Futures........................................      19,381         16,424        5,443          3,911
   Foreign Currency Transactions..................           5             --            2             --
   In-Kind Redemptions............................          --             --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..........................   3,702,303        180,375      706,848        (37,035)
   Affiliated Investment Companies Shares.........        (261)            --          (57)            --
   Futures........................................      11,212         (3,630)         835           (835)
                                                    -----------   -----------    ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   4,245,942        597,431      940,792        129,377
                                                    -----------   -----------    ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (322,547)      (281,321)     (55,773)       (59,624)
  Net Short-Term Gains:
   Institutional Class Shares.....................          --             --         (202)            --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (122,469)      (296,061)    (101,959)      (119,588)
                                                    -----------   -----------    ----------     ----------
    Total Distributions...........................    (445,016)      (577,382)    (157,934)      (179,212)
                                                    -----------   -----------    ----------     ----------
Capital Share Transactions (1):
  Shares Issued...................................   4,120,340      3,614,827      873,587        802,042
  Shares Issued in Lieu of Cash Distributions.....     439,092        569,820      155,990        177,958
  Shares Redeemed.................................  (2,695,986)    (2,554,214)    (911,079)      (759,047)
                                                    -----------   -----------    ----------     ----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................   1,863,446      1,630,433      118,498        220,953
                                                    -----------   -----------    ----------     ----------
    Total Increase (Decrease) in Net Assets.......   5,664,372      1,650,482      901,356        171,118
NET ASSETS
  Beginning of Year...............................  16,851,046     15,200,564    3,822,647      3,651,529
                                                    -----------   -----------    ----------     ----------
  End of Year..................................... $22,515,418    $16,851,046   $4,724,003     $3,822,647
                                                    ===========   ===========    ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     212,849        220,326       48,648         53,015
  Shares Issued in Lieu of Cash Distributions.....      22,777         34,541        8,720         11,617
  Shares Redeemed.................................    (139,061)      (155,064)     (50,704)       (49,773)
                                                    -----------   -----------    ----------     ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      96,565         99,803        6,664         14,859
                                                    ===========   ===========    ==========     ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $    15,587    $    26,714   $      426     $      150

                                                   U.S. SMALL CAP PORTFOLIO
                                                   ------------------------
                                                       YEAR         YEAR
                                                      ENDED        ENDED
                                                     OCT. 31,     OCT. 31,
                                                       2017         2016
                                                   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $   160,232  $   135,557
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     610,335      362,082
   Affiliated Investment Companies Shares
    Sold..........................................        (107)          --
   Futures........................................      18,310       18,220
   Foreign Currency Transactions..................          15           --
   In-Kind Redemptions............................     125,200           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..........................   2,387,599       11,454
   Affiliated Investment Companies Shares.........        (345)          --
   Futures........................................      10,124       (4,290)
                                                   -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   3,311,363      523,023
                                                   -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (155,568)    (133,998)
  Net Short-Term Gains:
   Institutional Class Shares.....................     (12,822)      (1,951)
  Net Long-Term Gains:
   Institutional Class Shares.....................    (343,192)    (503,176)
                                                   -----------  -----------
    Total Distributions...........................    (511,582)    (639,125)
                                                   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................   3,737,913    3,878,897
  Shares Issued in Lieu of Cash Distributions.....     484,150      601,644
  Shares Redeemed.................................  (3,067,256)  (2,003,782)
                                                   -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................   1,154,807    2,476,759
                                                   -----------  -----------
    Total Increase (Decrease) in Net Assets.......   3,954,588    2,360,657
NET ASSETS
  Beginning of Year...............................  12,977,199   10,616,542
                                                   -----------  -----------
  End of Year..................................... $16,931,787  $12,977,199
                                                   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     109,356      133,904
  Shares Issued in Lieu of Cash Distributions.....      14,119       20,883
  Shares Redeemed.................................     (89,947)     (68,437)
                                                   -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      33,528       86,350
                                                   ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $    (1,236) $     2,738

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           U.S. HIGH RELATIVE    DFA REAL ESTATE SECURITIES
                                                U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO         PORTFOLIO
                                                -----------------------  ----------------------- ------------------------
                                                                                 PERIOD
                                                    YEAR        YEAR             MAY 16,             YEAR          YEAR
                                                   ENDED       ENDED           2017 (A) TO          ENDED         ENDED
                                                  OCT. 31,    OCT. 31,          OCT. 31,           OCT. 31,      OCT. 31,
                                                    2017        2016              2017               2017          2016
                                                -----------  ----------  ----------------------- -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $    43,746  $   43,562         $    672         $   190,490   $   221,443
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     283,405     265,995               43              47,672        90,717
    Affiliated Investment Companies Shares
     Sold......................................          12          --               (1)                (67)           --
    Futures....................................       9,052       4,507             (394)              8,131         6,786
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   1,119,931     (93,832)           9,520             183,941       133,266
    Affiliated Investment Companies
     Shares....................................        (105)         --               (1)                (61)           --
    Futures....................................       2,595      (1,662)              --               3,862        (1,518)
                                                -----------  ----------         --------         -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   1,458,636     218,570            9,839             433,968       450,694
                                                -----------  ----------         --------         -----------   -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................     (43,959)    (43,417)            (541)           (217,478)     (199,996)
  Net Long-Term Gains:
    Institutional Class Shares.................    (255,837)   (267,818)              --             (66,384)           --
                                                -----------  ----------         --------         -----------   -----------
     Total Distributions.......................    (299,796)   (311,235)            (541)           (283,862)     (199,996)
                                                -----------  ----------         --------         -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................     757,322     728,237          134,388           1,766,337     1,324,786
  Shares Issued in Lieu of Cash
   Distributions...............................     276,724     288,388              541             217,675       180,508
  Shares Redeemed..............................  (1,014,479)   (802,728)          (3,154)         (1,113,122)   (1,049,004)
                                                -----------  ----------         --------         -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................      19,567     213,897          131,775             870,890       456,290
                                                -----------  ----------         --------         -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................   1,178,407     121,232          141,073           1,020,996       706,988
NET ASSETS
  Beginning of Year............................   5,128,323   5,007,091               --           7,260,180     6,553,192
                                                -----------  ----------         --------         -----------   -----------
  End of Year.................................. $ 6,306,730  $5,128,323         $141,073         $ 8,281,176   $ 7,260,180
                                                ===========  ==========         ========         ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................      36,173      41,740           13,154              50,891        38,318
  Shares Issued in Lieu of Cash
   Distributions...............................      13,144      16,256               52               6,384         5,269
  Shares Redeemed..............................     (48,215)    (45,482)            (302)            (32,116)      (30,405)
                                                -----------  ----------         --------         -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       1,102      12,514           12,904              25,159        13,182
                                                ===========  ==========         ========         ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $      (401) $    1,818         $    131         $    46,634   $    39,022

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     LARGE CAP INTERNATIONAL    INTERNATIONAL CORE        INTERNATIONAL SMALL
                                                            PORTFOLIO            EQUITY PORTFOLIO          COMPANY PORTFOLIO
                                                     ----------------------  ------------------------  ------------------------
                                                        YEAR        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                                      OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                        2017        2016         2017         2016         2017         2016
                                                     ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $  111,927  $   95,056  $   550,178  $   431,691  $   254,211  $   238,233
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................    157,652      40,972      (29,889)     (84,212)     422,014      261,664
   Affiliated Investment Companies Shares Sold......         51          --           10           --           --           --
   Futures..........................................      4,534       2,587       22,487       19,275       11,549       17,796
   Foreign Currency Transactions....................       (583)       (670)      (2,708)         (72)      (1,764)         673
   Forward Currency Contracts.......................         --          (1)          --           (3)          --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency.......    608,562    (163,381)   4,344,669       (7,083)   2,134,951       13,423
   Affiliated Investment Companies Shares...........        (72)         --         (168)          --           --           --
   Futures..........................................      1,881        (870)      11,863       (2,948)       5,699       (2,771)
   Translation of Foreign Currency Denominated
    Amounts.........................................        330        (284)       1,409       (1,251)         864         (814)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................    884,282     (26,591)   4,897,851      355,397    2,827,524      528,204
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................   (111,606)    (92,122)    (533,126)    (387,589)    (205,687)    (283,791)
  Net Short-Term Gains:
   Institutional Class Shares.......................         --          --           --           --      (18,854)          --
  Net Long-Term Gains:
   Institutional Class Shares.......................         --          --           --           --     (251,076)    (207,859)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.............................   (111,606)    (92,122)    (533,126)    (387,589)    (475,617)    (491,650)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................    960,010   1,137,696    6,327,731    5,576,571    2,235,300    2,126,348
  Shares Issued in Lieu of Cash Distributions.......     99,282      81,307      506,159      367,352      456,455      473,837
  Shares Redeemed...................................   (636,653)   (722,849)  (2,737,658)  (3,349,288)  (1,940,733)  (1,572,870)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................    422,639     496,154    4,096,232    2,594,635      751,022    1,027,315
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.........  1,195,315     377,441    8,460,957    2,562,443    3,102,929    1,063,869
NET ASSETS
  Beginning of Year.................................  3,527,775   3,150,334   16,983,011   14,420,568   10,387,361    9,323,492
                                                     ----------  ----------  -----------  -----------  -----------  -----------
  End of Year....................................... $4,723,090  $3,527,775  $25,443,968  $16,983,011  $13,490,290  $10,387,361
                                                     ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     45,425      59,417      496,127      500,176      116,685      124,163
  Shares Issued in Lieu of Cash Distributions.......      4,623       4,282       39,374       33,144       25,675       27,874
  Shares Redeemed...................................    (29,985)    (37,696)    (213,878)    (300,515)     (99,987)     (92,160)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................     20,063      26,003      321,623      232,805       42,373       59,877
                                                     ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $   12,323  $   11,729  $    57,179  $    49,229  $    19,361  $   (18,870)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           GLOBAL SMALL      JAPANESE SMALL    ASIA PACIFIC SMALL
                                                         COMPANY PORTFOLIO  COMPANY PORTFOLIO   COMPANY PORTFOLIO
                                                         ----------------- ------------------  ------------------
                                                              PERIOD
                                                             JAN. 18,        YEAR      YEAR      YEAR      YEAR
                                                            2017 (A) TO     ENDED     ENDED     ENDED     ENDED
                                                             OCT. 31,      OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                               2017          2017      2016      2017      2016
                                                         ----------------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........................      $   134      $  8,388  $  7,013  $  9,516  $  8,007
  Net Realized Gain (Loss) on:
    Investment Companies Shares Sold*...................          105        28,171    20,065     9,656    (4,191)
    Affiliated Investment Companies Shares Sold.........           (6)           --        --        --        --
    Futures.............................................            1            --        --        --        --
    Foreign Currency Transactions.......................           --          (465)      326      (119)       49
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........           (3)       99,585    33,546    22,259    30,333
    Affiliated Investment Companies Shares..............        1,299            --        --        --        --
    Futures.............................................           --             1        --        --        --
    Translation of Foreign Currency Denominated
     Amounts............................................           --            87      (100)       (1)        4
                                                              -------      --------  --------  --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................        1,530       135,767    60,850    41,311    34,202
                                                              -------      --------  --------  --------  --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........................           --        (9,568)   (6,534)   (8,894)   (7,760)
                                                              -------      --------  --------  --------  --------
     Total Distributions................................           --        (9,568)   (6,534)   (8,894)   (7,760)
                                                              -------      --------  --------  --------  --------
Capital Share Transactions (1):
    Shares Issued.......................................       14,416        99,301    50,775    64,454    30,200
    Shares Issued in Lieu of Cash Distributions.........           --         8,825     6,058     8,101     6,990
    Shares Redeemed.....................................         (925)      (95,760)  (65,733)  (24,394)  (12,327)
                                                              -------      --------  --------  --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions......................................       13,491        12,366    (8,900)   48,161    24,863
                                                              -------      --------  --------  --------  --------
     Total Increase (Decrease) in Net Assets............       15,021       138,565    45,416    80,578    51,305
NET ASSETS
  Beginning of Year.....................................           --       509,413   463,997   251,575   200,270
                                                              -------      --------  --------  --------  --------
  End of Year...........................................      $15,021      $647,978  $509,413  $332,153  $251,575
                                                              =======      ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................        1,388         4,150     2,413     2,864     1,570
  Shares Issued in Lieu of Cash Distributions...........           --           401       298       408       387
  Shares Redeemed.......................................          (86)       (4,002)   (3,255)   (1,095)     (637)
                                                              -------      --------  --------  --------  --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................        1,302           549      (544)    2,177     1,320
                                                              =======      ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................      $   143      $  1,122  $  2,402  $  1,817  $    511

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                UNITED KINGDOM SMALL CONTINENTAL SMALL COMPANY DFA INTERNATIONAL REAL
                                                COMPANY PORTFOLIO         PORTFOLIO            ESTATE SECURITIES PORTFOLIO
                                                -------------------  ------------------------  --------------------------
                                                  YEAR      YEAR       YEAR         YEAR          YEAR          YEAR
                                                 ENDED     ENDED      ENDED        ENDED         ENDED         ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,
                                                  2017      2016       2017         2016          2017          2016
                                                --------  --------   --------     --------      ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $ 1,220   $  1,302   $  7,573     $  6,325     $  198,330    $  143,130
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   1,725      2,090     14,907        6,536        (21,413)       (1,596)
    Affiliated Investment Companies Shares
     Sold......................................      --         --         --           --             21            --
    Futures....................................      --         --         --           50          6,597         4,432
    Foreign Currency Transactions..............       6        (25)        89          (31)           439           540
    Forward Currency Contracts.................      --         --         --           --             --            48
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   7,588     (8,433)    94,661        5,988         60,643      (118,705)
    Affiliated Investment Companies Shares.....      --         --         --           --            (17)           --
    Futures....................................      --         --         --            2            754          (304)
    Translation of Foreign Currency
     Denominated Amounts.......................       4         (2)        24           (3)           254          (367)
                                                -------   --------    --------     --------     ----------    ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................  10,543     (5,068)   117,254       18,867        245,608        27,178
                                                -------   --------    --------     --------     ----------    ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................  (1,322)    (1,389)    (7,715)      (6,377)      (326,892)      (60,576)
  Net Long-Term Gains:.........................
    Institutional Class Shares.................  (1,684)    (1,632)        --           --             --            --
                                                -------   --------    --------     --------     ----------    ----------
     Total Distributions.......................  (3,006)    (3,021)    (7,715)      (6,377)      (326,892)      (60,576)
                                                -------   --------    --------     --------     ----------    ----------
Capital Share Transactions (1):
  Shares Issued................................  12,269     12,964    209,825       68,569      1,720,625     1,062,437
  Shares Issued in Lieu of Cash
   Distributions...............................   2,618      2,476      7,180        4,981        320,016        60,055
  Shares Redeemed..............................  (9,570)   (10,665)   (26,314)     (71,947)      (643,227)     (447,563)
                                                -------   --------    --------     --------     ----------    ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   5,317      4,775    190,691        1,603      1,397,414       674,929
                                                -------   --------    --------     --------     ----------    ----------
     Total Increase (Decrease) in Net
      Assets...................................  12,854     (3,314)   300,230       14,093      1,316,130       641,531
NET ASSETS
  Beginning of Year............................  32,323     35,637    292,117      278,024      4,181,623     3,540,092
                                                -------   --------    --------     --------     ----------    ----------
  End of Year.................................. $45,177   $ 32,323   $592,347     $292,117     $5,497,753    $4,181,623
                                                =======   ========    ========     ========     ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     435        473      8,148        3,363        347,476       201,532
  Shares Issued in Lieu of Cash
   Distributions...............................      95         78        280          249         69,418        12,306
  Shares Redeemed..............................    (335)      (367)    (1,053)      (3,414)      (132,019)      (85,422)
                                                -------   --------    --------     --------     ----------    ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     195        184      7,375          198        284,875       128,416
                                                =======   ========    ========     ========     ==========    ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    33   $    199   $    238     $    227     $ (280,250)   $ (148,335)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $92, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                                          SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                                        -----------------------  ------------------------
                                                            YEAR        YEAR         YEAR         YEAR
                                                           ENDED       ENDED        ENDED        ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                            2017        2016         2017         2016
                                                        -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   228,639  $  110,990  $   269,343  $   294,075
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................      14,569          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................      17,657      14,561      551,715      414,975
   Affiliated Investment Companies Shares
    Sold...............................................       2,178          --           14           --
   Futures.............................................         149         757       14,572       29,217
   Foreign Currency Transactions.......................           3           7       (1,896)       7,305
   Forward Currency Contracts..........................          --          --           --           27
   In-Kind Redemptions.................................          --          --       82,012       29,398
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........      43,892      61,152    2,598,933     (242,603)
   Affiliated Investment Companies Shares..............      (5,082)         --         (118)          --
   Futures.............................................          --          --        9,407       (3,458)
   Translation of Foreign Currency Denominated
    Amounts............................................          --          --        1,459       (1,796)
                                                        -----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     302,005     187,467    3,525,441      527,140
                                                        -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (227,401)    (97,767)    (195,408)    (381,199)
  Net Short-Term Gains:
   Institutional Class Shares..........................      (2,070)         --       (3,853)          --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (13,530)         --     (410,189)    (182,540)
                                                        -----------  ----------  -----------  -----------
    Total Distributions................................    (243,001)    (97,767)    (609,450)    (563,739)
                                                        -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued........................................   2,695,188   1,524,272    1,958,045    2,066,905
  Shares Issued in Lieu of Cash Distributions..........     233,500      93,708      544,816      508,968
  Shares Redeemed......................................  (1,122,865)   (878,641)  (2,266,110)  (2,107,120)
                                                        -----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................   1,805,823     739,339      236,751      468,753
                                                        -----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets............   1,864,827     829,039    3,152,742      432,154
NET ASSETS
  Beginning of Year....................................   4,888,955   4,059,916   13,009,729   12,577,575
                                                        -----------  ----------  -----------  -----------
  End of Year.......................................... $ 6,753,782  $4,888,955  $16,162,471  $13,009,729
                                                        ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     251,258     139,784       93,807      113,522
  Shares Issued in Lieu of Cash Distributions..........      23,234       9,151       28,186       28,063
  Shares Redeemed......................................    (105,800)    (81,345)    (108,244)    (115,085)
                                                        -----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     168,692      67,590       13,749       26,500
                                                        ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $    59,540  $   61,223  $    41,552  $   (39,951)

                                                        INTERNATIONAL VECTOR EQUITY
                                                               PORTFOLIO
                                                        --------------------------
                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                         OCT. 31,      OCT. 31,
                                                           2017          2016
                                                         ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   51,389    $   46,551
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................     10,627         4,157
   Affiliated Investment Companies Shares
    Sold...............................................         (1)           --
   Futures.............................................        158           182
   Foreign Currency Transactions.......................       (413)          127
   Forward Currency Contracts..........................         --           (44)
   In-Kind Redemptions.................................         --            --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........    459,554        16,206
   Affiliated Investment Companies Shares..............        (16)           --
   Futures.............................................         --            --
   Translation of Foreign Currency Denominated
    Amounts............................................        168          (165)
                                                         ----------    ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    521,466        67,014
                                                         ----------    ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (50,390)      (43,651)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --            --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (4,041)       (5,716)
                                                         ----------    ----------
    Total Distributions................................    (54,431)      (49,367)
                                                         ----------    ----------
Capital Share Transactions (1):
  Shares Issued........................................    447,784       688,513
  Shares Issued in Lieu of Cash Distributions..........     53,927        48,918
  Shares Redeemed......................................   (295,368)     (493,518)
                                                         ----------    ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    206,343       243,913
                                                         ----------    ----------
    Total Increase (Decrease) in Net Assets............    673,378       261,560
NET ASSETS
  Beginning of Year....................................  1,856,474     1,594,914
                                                         ----------    ----------
  End of Year.......................................... $2,529,852    $1,856,474
                                                         ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     37,714        68,056
  Shares Issued in Lieu of Cash Distributions..........      4,561         4,797
  Shares Redeemed......................................    (24,782)      (48,877)
                                                         ----------    ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     17,493        23,976
                                                         ==========    ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $    4,130    $    4,967

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                    INTERNATIONAL HIGH RELATIVE WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                      PROFITABILITY PORTFOLIO        PORTFOLIO        VALUE PORTFOLIO
                                                    --------------------------- ------------------  ---------------------
                                                              PERIOD
                                                              MAY 16,             YEAR      YEAR      YEAR        YEAR
                                                            2017(A) TO           ENDED     ENDED     ENDED       ENDED
                                                             OCT. 31,           OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                                               2017               2017      2016      2017        2016
                                                    --------------------------- --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....................           $   426           $  5,730  $  5,412  $  7,583   $   5,264
  Capital Gain Distributions Received from
   Affiliated Investment Companies.................                --                653       256        --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*....................              (165)             1,111    (2,948)   17,468       6,843
    Affiliated Investment Companies Shares
     Sold..........................................                --                599        --        --          --
    Futures........................................               (72)               262       112        --          --
    Foreign Currency Transactions..................                19                (26)       85       (26)        124
    Forward Currency Contracts.....................                --                 --        --        --           8
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................             3,720             41,263     7,285    65,446       5,177
    Affiliated Investment Companies Shares.........                --               (148)      148        (1)         --
    Futures........................................                --                 99       (19)       --          --
    Translation of Foreign Currency Denominated
     Amounts.......................................                (1)                13       (11)       19         (20)
                                                              -------           --------  --------  --------   ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations....................             3,927             49,556    10,320    90,489      17,396
                                                              -------           --------  --------  --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.....................              (299)            (4,532)   (5,358)   (7,684)     (4,374)
                                                              -------           --------  --------  --------   ---------
     Total Distributions...........................              (299)            (4,532)   (5,358)   (7,684)     (4,374)
                                                              -------           --------  --------  --------   ---------
Capital Share Transactions (1):
  Shares Issued....................................            65,210             44,260    47,689   132,580     164,346
  Shares Issued in Lieu of Cash Distributions......               299              4,529     5,353     7,665       4,371
  Shares Redeemed..................................            (1,344)           (35,416)  (25,151)  (37,758)   (128,258)
                                                              -------           --------  --------  --------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions...........................            64,165             13,373    27,891   102,487      40,459
                                                              -------           --------  --------  --------   ---------
     Total Increase (Decrease) in Net Assets.......            67,793             58,397    32,853   185,292      53,481
NET ASSETS
  Beginning of Period..............................                --            188,154   155,301   281,212     227,731
                                                              -------           --------  --------  --------   ---------
  End of Period....................................           $67,793           $246,551  $188,154  $466,504   $ 281,212
                                                              =======           ========  ========  ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued....................................             6,451              3,780     5,184     9,799      15,218
  Shares Issued in Lieu of Cash Distributions......                29                407       562       558         392
  Shares Redeemed..................................              (130)            (3,040)   (2,605)   (2,738)    (12,154)
                                                              -------           --------  --------  --------   ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed..........................             6,350              1,147     3,141     7,619       3,456
                                                              =======           ========  ========  ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)...........................................           $   146           $  2,027  $    737  $  1,206   $     882

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                             WORLD EX U.S. CORE EQUITY  WORLD CORE EQUITY  SELECTIVELY HEDGED
                                                                    PORTFOLIO               PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                             ------------------------  ------------------  ----------------------
                                                                YEAR         YEAR        YEAR      YEAR      YEAR        YEAR
                                                               ENDED        ENDED       ENDED     ENDED     ENDED       ENDED
                                                              OCT. 31,     OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                                                2017         2016        2017      2016      2017        2016
                                                             ----------   ----------   --------  --------  --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................. $   54,316   $   37,861   $  8,719  $  5,949  $  6,540    $  5,406
  Capital Gain Distributions Received from Affiliated
   Investment Companies                                              --           --        898     1,313       894       2,164
   Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................      7,525       (2,134)         3    (2,896)       --        (989)
   Affiliated Investment Companies Shares Sold..............         (4)          --       (418)       --      (555)         --
   Futures..................................................         68         (629)        --        --     2,398       1,760
   Foreign Currency Transactions............................       (263)         189         --        --        --          --
   Forward Currency Contracts...............................         --           --         --        --    (1,466)        371
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............    443,948       47,901         (1)       --         5          --
   Affiliated Investment Companies Shares...................        (14)          --     90,087     9,340    64,639       6,150
   Futures..................................................         --           --         --        --     1,354      (1,100)
   Translation of Foreign Currency Denominated Amounts......        105         (103)        --        --        --          --
   Forward Currency Contracts...............................         --           --         --        --       775         541
                                                             ----------   ----------   --------  --------   --------    --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    505,681       83,085     99,288    13,706    74,584      14,303
                                                             ----------   ----------   --------  --------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................    (52,690)     (36,005)    (8,966)   (5,800)   (6,477)     (6,333)
  Net Short-Term Gains:
   Institutional Class Shares...............................         --           --        (67)       --      (260)       (115)
  Net Long-Term Gains:
   Institutional Class Shares...............................         --           --     (1,231)     (132)   (2,369)       (620)
                                                             ----------   ----------   --------  --------   --------    --------
    Total Distributions.....................................    (52,690)     (36,005)   (10,264)   (5,932)   (9,106)     (7,068)
                                                             ----------   ----------   --------  --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.............................................  1,011,672      729,178    124,892   189,580    90,620      77,521
  Shares Issued in Lieu of Cash Distributions...............     50,176       34,930     10,005     5,702     9,105       7,066
  Shares Redeemed...........................................   (365,917)    (325,571)   (47,259)  (35,482)  (52,903)    (47,024)
                                                             ----------   ----------   --------  --------   --------    --------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    695,931      438,537     87,638   159,800    46,822      37,563
                                                             ----------   ----------   --------  --------   --------    --------
    Total Increase (Decrease) in Net Assets.................  1,148,922      485,617    176,662   167,574   112,300      44,798
NET ASSETS
  Beginning of Period.......................................  1,656,445    1,170,828    370,229   202,655   289,904     245,106
                                                             ----------   ----------   --------  --------   --------    --------
  End of Period............................................. $2,805,367   $1,656,445   $546,891  $370,229  $402,204    $289,904
                                                             ==========   ==========   ========  ========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................     92,982       78,713      8,416    14,944     6,000       6,131
  Shares Issued in Lieu of Cash Distributions...............      4,555        3,690        690       451       649         552
  Shares Redeemed...........................................    (33,482)     (34,710)    (3,225)   (2,883)   (3,520)     (3,623)
                                                             ----------   ----------   --------  --------   --------    --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     64,055       47,693      5,881    12,512     3,129       3,060
                                                             ==========   ==========   ========  ========   ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)........................... $    4,361   $    4,174   $     (4) $    205  $  2,600    $  4,245

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                    EMERGING MARKETS          EMERGING MARKETS      EMERGING MARKETS VALUE
                                                        PORTFOLIO           SMALL CAP PORTFOLIO            PORTFOLIO
                                                ------------------------  -----------------------  ------------------------
                                                    YEAR         YEAR         YEAR        YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED       ENDED        ENDED        ENDED
                                                  OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                    2017         2016         2017        2016         2017         2016
                                                -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   106,884  $    90,681  $   146,645  $  120,203  $   398,400  $   342,874
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      (9,141)    (105,635)     173,759     141,742     (258,290)     (77,435)
    Futures....................................       8,254        5,655        9,252       4,016       19,890       11,373
    Foreign Currency Transactions..............         (31)         955           78         338        2,920        3,728
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   1,198,559      506,131      931,907     394,050    3,745,161    1,954,176
    Futures....................................       1,186         (263)         854         286        3,766         (391)
    Translation of Foreign Currency
     Denominated Amounts.......................         (71)         204         (194)        579          (53)          46
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   1,305,640      497,728    1,262,301     661,214    3,911,794    2,234,371
                                                -----------  -----------  -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares............................          --           --           --          --         (847)      (2,365)
    Institutional Class Shares.................    (107,522)     (89,527)    (147,304)   (124,387)    (339,766)    (436,707)
  Net Short-Term Gains:
    Institutional Class Shares.................          --           --      (10,357)         --           --           --
  Net Long-Term Gains:
    Institutional Class Shares.................          --           --     (117,099)    (36,697)          --           --
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Total Distributions.......................    (107,522)     (89,527)    (274,760)   (161,084)    (340,613)    (439,072)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   1,476,279    1,428,054    1,554,965     913,984    2,459,482    2,821,337
  Shares Issued in Lieu of Cash
   Distributions...............................     100,892       83,981      259,430     151,141      322,816      416,149
  Shares Redeemed..............................  (1,057,775)  (1,326,366)  (1,011,728)   (950,920)  (3,341,295)  (3,539,505)
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     519,396      185,669      802,667     114,205     (558,997)    (302,019)
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................   1,717,514      593,870    1,790,208     614,335    3,012,184    1,493,280
NET ASSETS
  Beginning of Year............................   4,915,400    4,321,530    5,459,509   4,845,174   16,402,244   14,908,964
                                                -----------  -----------  -----------  ----------  -----------  -----------
  End of Year.................................. $ 6,632,914  $ 4,915,400  $ 7,249,717  $5,459,509  $19,414,428  $16,402,244
                                                ===========  ===========  ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................      56,711       67,596       75,223      49,652       90,920      133,176
  Shares Issued in Lieu of Cash
   Distributions...............................       3,823        3,805       13,320       8,492       11,717       19,311
  Shares Redeemed..............................     (39,854)     (62,542)     (47,673)    (52,089)    (122,531)    (163,363)
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      20,680        8,859       40,870       6,055      (19,894)     (10,876)
                                                ===========  ===========  ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    (2,493) $     3,519  $     6,969  $   12,479  $     6,372  $   (49,300)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $68, $144 and $144, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  EMERGING MARKETS CORE
                                                                                    EQUITY PORTFOLIO
                                                                                ------------------------
                                                                                    YEAR         YEAR
                                                                                   ENDED        ENDED
                                                                                  OCT. 31,     OCT. 31,
                                                                                    2017         2016
                                                                                -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................................. $   463,779  $   351,450
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................................................     (87,713)    (342,991)
    Affiliated Investment Companies Shares Sold................................         (17)          --
    Futures....................................................................      29,430       30,116
    Foreign Currency Transactions..............................................      (3,967)        (539)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................   4,549,390    2,038,618
    Affiliated Investment Companies Shares.....................................        (115)          --
    Futures....................................................................       9,334       (3,447)
    Translation of Foreign Currency Denominated Amounts........................        (275)         726
                                                                                -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   4,959,846    2,073,933
                                                                                -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................    (449,166)    (349,434)
                                                                                -----------  -----------
     Total Distributions.......................................................    (449,166)    (349,434)
                                                                                -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................................................   6,836,743    6,091,963
  Shares Issued in Lieu of Cash Distributions..................................     422,561      328,562
  Shares Redeemed..............................................................  (3,397,228)  (4,288,936)
                                                                                -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions...................   3,862,076    2,131,589
                                                                                -----------  -----------
     Total Increase (Decrease) in Net Assets...................................   8,372,756    3,856,088
NET ASSETS
  Beginning of Year............................................................  18,712,966   14,856,878
                                                                                -----------  -----------
  End of Year.................................................................. $27,085,722  $18,712,966
                                                                                ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................................................     342,803      379,414
  Shares Issued in Lieu of Cash Distributions..................................      20,857       19,496
  Shares Redeemed..............................................................    (170,351)    (265,600)
                                                                                -----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................     193,309      133,310
                                                                                ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................................................... $     6,324  $    11,774

----------
* Net of foreign capital gain taxes withheld of $0 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                                    ------------------------------------------------

                                                                      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                     ENDED     ENDED     ENDED     ENDED     ENDED
                                                                    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                      2017      2016      2015      2014      2013
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................... $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
                                                                    --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................     0.18      0.10      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).......     2.63      0.45      0.53      1.94      2.42
                                                                    --------  --------  --------  --------  --------
   Total from Investment Operations................................     2.81      0.55      0.60      2.01      2.49
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................    (0.13)    (0.08)    (0.05)    (0.06)    (0.08)
  Net Realized Gains...............................................    (0.36)    (0.79)    (1.66)       --        --
                                                                    --------  --------  --------  --------  --------
   Total Distributions.............................................    (0.49)    (0.87)    (1.71)    (0.06)    (0.08)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................... $  14.54  $  12.22  $  12.54  $  13.65  $  11.70
=================================================================== ========  ========  ========  ========  ========
Total Return.......................................................    23.53%     4.75%     5.25%    17.18%    26.99%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................. $322,347  $238,413  $203,641  $216,719  $212,840
Ratio of Expenses to Average Net Assets............................     0.18%     0.23%     0.24%     0.23%     0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly).................................     0.24%     0.24%     0.24%     0.23%     0.24%
Ratio of Net Investment Income to Average Net Assets...............     1.36%     0.80%     0.53%     0.55%     0.63%
Portfolio Turnover Rate............................................      122%      119%      223%      202%      139%
----------------------------------------------------------------------------------------------------------------------

                                                                                 U.S. LARGE CAP EQUITY PORTFOLIO
                                                                    ---------------------------------------------------
                                                                                                                  PERIOD
                                                                       YEAR       YEAR      YEAR      YEAR       JUNE 25,
                                                                      ENDED      ENDED     ENDED     ENDED      2013(A) TO
                                                                     OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                                       2017       2016      2015      2014         2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................... $    13.06  $  12.86  $  12.65  $  11.07   $  10.00
                                                                    ----------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.26      0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and Unrealized).......       2.87      0.19      0.21      1.57       1.04
                                                                    ----------  --------  --------  --------   --------
   Total from Investment Operations................................       3.13      0.44      0.44      1.78       1.10
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.26)    (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains...............................................         --        --     (0.02)       --         --
                                                                    ----------  --------  --------  --------   --------
   Total Distributions.............................................      (0.26)    (0.24)    (0.23)    (0.20)     (0.03)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................... $    15.93  $  13.06  $  12.86  $  12.65   $  11.07
=================================================================== ==========  ========  ========  ========  ==========
Total Return.......................................................      24.16%     3.51%     3.49%    16.19%     11.01%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................. $1,212,883  $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets............................       0.17%     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly).................................       0.17%     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets...............       1.74%     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate............................................         11%       12%       12%        1%         0%(D)
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                U.S. LARGE CAP VALUE PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                                  ENDED        ENDED        ENDED        ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                   2017         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     32.63  $     33.27  $     33.75  $     29.72  $     22.34
                                                               -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.74         0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized)...        6.99         0.71        (0.32)        4.02         7.38
                                                               -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations...........................        7.73         1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.70)       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains...........................................       (0.82)       (1.35)       (0.19)          --           --
                                                               -----------  -----------  -----------  -----------  -----------
   Total Distributions........................................       (1.52)       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
=============================================================  ===========  ===========  ===========  ===========  ===========
Total Return..................................................       24.11%        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $23,732,871  $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B)...................        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................        0.37%        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets..........        2.03%        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                               --------------------------------------------
                                                                 YEAR     YEAR     YEAR      YEAR     YEAR
                                                                ENDED    ENDED    ENDED     ENDED    ENDED
                                                               OCT. 31, OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                 2017     2016     2015      2014     2013
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $ 21.26  $ 21.58  $ 23.19   $ 22.63   $17.28
                                                               -------  -------  -------   -------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................    0.25     0.24     0.26      0.18     0.27
 Net Gains (Losses) on Securities (Realized and Unrealized)...    4.66     0.60    (0.61)     1.86     6.28
                                                               -------  -------  -------   -------   ------
Total from Investment Operations..............................    4.91     0.84    (0.35)     2.04     6.55
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................   (0.24)   (0.27)   (0.25)    (0.16)   (0.22)
 Net Realized Gains...........................................   (0.78)   (0.89)   (1.01)    (1.32)   (0.98)
                                                               -------  -------  -------   -------   ------
   Total Distributions........................................   (1.02)   (1.16)   (1.26)    (1.48)   (1.20)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $ 25.15  $ 21.26  $ 21.58   $ 23.19   $22.63
=============================================================  ======== ======== ========  ======== ========
Total Return..................................................   23.32%    4.21%   (1.33)%    9.47%   40.39%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $54,960  $35,661  $40,159   $16,971   $9,470
Ratio of Expenses to Average Net Assets.......................    0.47%    0.47%    0.47%     0.47%    0.47%
Ratio of Net Investment Income to Average Net Assets..........    1.03%    1.16%    1.15%     0.79%    1.42%
Portfolio Turnover Rate.......................................      23%      28%      15%       10%      16%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                               -----------------------------------------------
                                                                 YEAR      YEAR       YEAR      YEAR     YEAR
                                                                ENDED     ENDED      ENDED     ENDED    ENDED
                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,
                                                                 2017      2016       2015      2014     2013
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $  21.16  $  21.51  $  23.12   $ 22.57  $ 17.26
                                                               --------  --------  --------   -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................     0.21      0.20      0.23      0.15     0.19
 Net Gains (Losses) on Securities (Realized and Unrealized)...     4.65      0.60     (0.61)     1.84     6.31
                                                               --------  --------  --------   -------  -------
   Total from Investment Operations...........................     4.86      0.80     (0.38)     1.99     6.50
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................    (0.21)    (0.26)    (0.22)    (0.12)   (0.21)
 Net Realized Gains...........................................    (0.78)    (0.89)    (1.01)    (1.32)   (0.98)
                                                               --------  --------  --------   -------  -------
   Total Distributions........................................    (0.99)    (1.15)    (1.23)    (1.44)   (1.19)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $  25.03  $  21.16  $  21.51   $ 23.12  $ 22.57
=============================================================  ========  ========  ========   ======== ========
Total Return..................................................    23.17%     4.04%    (1.49)%    9.30%   40.10%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $156,809  $147,945  $135,412   $82,977  $23,305
Ratio of Expenses to Average Net Assets.......................     0.62%     0.62%     0.63%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets..........     0.90%     1.00%     1.02%     0.64%    0.95%
Portfolio Turnover Rate.......................................       23%       28%       15%       10%      16%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               ------------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     21.26  $    21.56  $    23.16   $    22.60  $    17.28
                                                               -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.27        0.25        0.29         0.21        0.24
 Net Gains (Losses) on Securities (Realized and Unrealized)...        4.67        0.60       (0.61)        1.85        6.31
                                                               -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................        4.94        0.85       (0.32)        2.06        6.55
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.26)      (0.26)      (0.27)       (0.18)      (0.25)
 Net Realized Gains...........................................       (0.78)      (0.89)      (1.01)       (1.32)      (0.98)
                                                               -----------  ----------  ----------   ----------  ----------
   Total Distributions........................................       (1.04)      (1.15)      (1.28)       (1.50)      (1.23)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     25.16  $    21.26  $    21.56   $    23.16  $    22.60
=============================================================  ===========  ==========  ==========   ==========  ==========
Total Return..................................................       23.46%       4.29%      (1.20)%       9.58%      40.40%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $10,528,662  $7,884,683  $6,987,896   $5,490,959  $4,180,974
Ratio of Expenses to Average Net Assets.......................        0.37%       0.37%       0.37%        0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets..........        1.13%       1.24%       1.28%        0.90%       1.25%
Portfolio Turnover Rate.......................................          23%         28%         15%          10%         16%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                U.S. SMALL CAP VALUE PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR          YEAR        YEAR
                                                                  ENDED        ENDED        ENDED         ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                   2017         2016         2015          2014        2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     32.75  $     33.08  $     35.82   $     34.48  $    26.57
                                                               -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.31         0.32         0.41          0.23        0.39
 Net Gains (Losses) on Securities (Realized and Unrealized)...        7.71         1.06        (1.44)         2.93        9.41
                                                               -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations...........................        8.02         1.38        (1.03)         3.16        9.80
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.30)       (0.33)       (0.38)        (0.22)      (0.37)
 Net Realized Gains...........................................       (1.40)       (1.38)       (1.33)        (1.60)      (1.52)
                                                               -----------  -----------  -----------   -----------  ----------
   Total Distributions........................................       (1.70)       (1.71)       (1.71)        (1.82)      (1.89)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     39.07  $     32.75  $     33.08   $     35.82  $    34.48
=============================================================  ===========  ===========  ===========   ===========  ==========
Total Return..................................................       24.67%        4.49%       (2.83)%        9.49%      39.35%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $15,165,867  $12,613,185  $11,680,262   $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets.......................        0.52%        0.52%        0.52%         0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets..........        0.83%        1.01%        1.18%         0.66%       1.28%
Portfolio Turnover Rate.......................................          24%          19%          17%            9%         14%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    U.S. CORE EQUITY 1 PORTFOLIO
                                                   --------------------------------------------------------------  ------------
                                                       YEAR         YEAR         YEAR         YEAR        YEAR         YEAR
                                                      ENDED        ENDED        ENDED        ENDED       ENDED        ENDED
                                                     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                       2017         2016         2015         2014        2013         2017
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     18.00  $     17.90  $     17.71  $     15.74  $    12.11  $     17.19
                                                   -----------  -----------  -----------  -----------  ----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.33         0.33         0.31         0.27        0.25         0.31
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        4.12         0.30         0.26         2.02        3.62         3.83
                                                   -----------  -----------  -----------  -----------  ----------  -----------
   Total from Investment Operations...............        4.45         0.63         0.57         2.29        3.87         4.14
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.35)       (0.32)       (0.30)       (0.25)      (0.24)       (0.31)
  Net Realized Gains..............................       (0.09)       (0.21)       (0.08)       (0.07)         --        (0.12)
                                                   -----------  -----------  -----------  -----------  ----------  -----------
   Total Distributions............................       (0.44)       (0.53)       (0.38)       (0.32)      (0.24)       (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     22.01  $     18.00  $     17.90  $     17.71  $    15.74  $     20.90
=================================================  ===========  ===========  ===========  ===========  ==========  ===========
Total Return......................................       24.93%        3.68%        3.26%       14.72%      32.32%       24.36%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $20,762,742  $14,960,159  $13,275,774  $10,780,830  $7,566,179  $22,515,418
Ratio of Expenses to Average Net Assets...........        0.19%        0.19%        0.19%        0.19%       0.19%        0.22%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.64%        1.88%        1.71%        1.61%       1.79%        1.59%
Portfolio Turnover Rate...........................           3%           4%           4%           5%          1%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                        U.S. CORE EQUITY 2 PORTFOLIO
                                                   --------------------------------------------------
                                                       YEAR         YEAR         YEAR        YEAR
                                                      ENDED        ENDED        ENDED       ENDED
                                                     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                       2016         2015         2014        2013
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     17.26  $     17.34  $     15.62  $    11.99
                                                   -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.31         0.30         0.26        0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.25         0.02         1.86        3.73
                                                   -----------  -----------  -----------  ----------
   Total from Investment Operations...............        0.56         0.32         2.12        3.97
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.30)       (0.28)       (0.24)      (0.24)
  Net Realized Gains..............................       (0.33)       (0.12)       (0.16)      (0.10)
                                                   -----------  -----------  -----------  ----------
   Total Distributions............................       (0.63)       (0.40)       (0.40)      (0.34)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     17.19  $     17.26  $     17.34  $    15.62
=================================================  ===========  ===========  ===========  ==========
Total Return......................................        3.47%        1.92%       13.78%      33.66%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $16,851,046  $15,200,564  $12,919,176  $9,989,564
Ratio of Expenses to Average Net Assets...........        0.22%        0.22%        0.22%       0.22%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.87%        1.68%        1.55%       1.74%
Portfolio Turnover Rate...........................           4%           5%           6%          3%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. VECTOR EQUITY PORTFOLIO
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR        YEAR
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016         2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    15.93  $    16.22  $    17.04   $    15.62  $    11.61
                                                               ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.24        0.25        0.25         0.21        0.20
 Net Gains (Losses) on Securities (Realized and Unrealized)...       3.65        0.24       (0.30)        1.62        4.03
                                                               ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................       3.89        0.49       (0.05)        1.83        4.23
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.23)      (0.25)      (0.24)       (0.19)      (0.20)
 Net Realized Gains...........................................      (0.43)      (0.53)      (0.53)       (0.22)      (0.02)
                                                               ----------  ----------  ----------   ----------  ----------
   Total Distributions........................................      (0.66)      (0.78)      (0.77)       (0.41)      (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    19.16  $    15.93  $    16.22   $    17.04  $    15.62
=============================================================  ==========  ==========  ==========   ==========  ==========
Total Return..................................................      24.73%       3.28%      (0.18)%      11.91%      36.80%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $4,724,003  $3,822,647  $3,651,529   $3,501,319  $2,893,842
Ratio of Expenses to Average Net Assets.......................       0.32%       0.32%       0.32%        0.32%       0.32%
Ratio of Net Investment Income to Average Net Assets..........       1.36%       1.64%       1.50%        1.26%       1.50%
Portfolio Turnover Rate.......................................         10%         10%         10%          10%          3%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  U.S. SMALL CAP PORTFOLIO
                                                               -------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR        YEAR        YEAR
                                                                  ENDED        ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2017         2016         2015        2014        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     30.14  $     30.84  $     31.38  $    30.03  $    23.11
                                                               -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.35         0.34         0.35        0.26        0.35
 Net Gains (Losses) on Securities (Realized and Unrealized)...        7.17         0.77         0.33        2.27        8.13
                                                               -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations...........................        7.52         1.11         0.68        2.53        8.48
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.35)       (0.35)       (0.33)      (0.24)      (0.36)
 Net Realized Gains...........................................       (0.83)       (1.46)       (0.89)      (0.94)      (1.20)
                                                               -----------  -----------  -----------  ----------  ----------
   Total Distributions........................................       (1.18)       (1.81)       (1.22)      (1.18)      (1.56)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     36.48  $     30.14  $     30.84  $    31.38  $    30.03
=============================================================  ===========  ===========  ===========  ==========  ==========
Total Return..................................................       25.21%        3.89%        2.34%       8.67%      39.03%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $16,931,787  $12,977,199  $10,616,542  $9,247,716  $7,446,827
Ratio of Expenses to Average Net Assets.......................        0.37%        0.37%        0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets..........        1.04%        1.16%        1.10%       0.86%       1.33%
Portfolio Turnover Rate.......................................          14%          10%          11%          9%         10%
------------------------------------------------------------------------------------------------------------------------------

                                                                                U.S. MICRO CAP PORTFOLIO
                                                               ----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016        2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
                                                               ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.16        0.16        0.16        0.14        0.19
 Net Gains (Losses) on Securities (Realized and Unrealized)...       5.12        0.60        0.02        1.35        5.57
                                                               ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...........................       5.28        0.76        0.18        1.49        5.76
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.16)      (0.16)      (0.16)      (0.13)      (0.20)
 Net Realized Gains...........................................      (0.94)      (1.02)      (1.12)      (0.90)      (0.76)
                                                               ----------  ----------  ----------  ----------  ----------
   Total Distributions........................................      (1.10)      (1.18)      (1.28)      (1.03)      (0.96)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
=============================================================  ==========  ==========  ==========  ==========  ==========
Total Return..................................................      28.91%       4.32%       1.11%       7.88%      41.34%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $6,306,730  $5,128,323  $5,007,091  $5,029,027  $4,695,831
Ratio of Expenses to Average Net Assets.......................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets..........       0.75%       0.88%       0.82%       0.69%       1.16%
Portfolio Turnover Rate.......................................         15%         15%         14%         12%         11%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                U.S. HIGH RELATIVE
                                              PROFITABILITY PORTFOLIO            DFA REAL ESTATE SECURITIES PORTFOLIO
                                              ----------------------- ----------------------------------------------------------
                                                      PERIOD
                                                      MAY 16,            YEAR        YEAR        YEAR        YEAR        YEAR
                                                    2017(A) TO          ENDED       ENDED       ENDED       ENDED       ENDED
                                                     OCT. 31,          OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017              2017        2016        2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........        $  10.00         $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
                                                     --------         ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............            0.07               0.84        1.09        0.90        0.72        0.67
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................            0.91               1.12        1.18        0.95        4.62        1.95
                                                     --------         ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........            0.98               1.96        2.27        1.85        5.34        2.62
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................           (0.05)             (0.98)      (0.99)      (1.05)      (0.87)      (0.68)
 Net Realized Gains..........................              --              (0.31)         --          --          --          --
                                                     --------         ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................           (0.05)             (1.29)      (0.99)      (1.05)      (0.87)      (0.68)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............        $  10.93         $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
============================================  ======================= ==========  ==========  ==========  ==========  ==========
Total Return.................................            9.84%(D)           5.86%       6.89%       5.89%      19.80%      10.28%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........        $141,073         $8,281,176  $7,260,180  $6,553,192  $6,607,759  $4,677,418
Ratio of Expenses to Average Net Assets......            0.23%(C)(E)        0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly).................................            0.35%(C)(E)        0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average
 Net Assets..................................            1.45%(C)(E)        2.43%       3.15%       2.75%       2.48%       2.42%
Portfolio Turnover Rate......................               0%(D)              1%          3%          4%          0%          1%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       LARGE CAP INTERNATIONAL PORTFOLIO
                                                         ------------------------------------------------------------
                                                            YEAR         YEAR         YEAR        YEAR        YEAR
                                                           ENDED        ENDED        ENDED       ENDED       ENDED
                                                          OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                            2017         2016         2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    19.52  $    20.36   $    21.59   $    22.20  $    18.33
                                                         ----------  ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.58        0.57         0.58         0.75        0.58
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       4.00       (0.86)       (1.24)       (0.62)       3.90
                                                         ----------  ----------   ----------   ----------  ----------
   Total from Investment Operations.....................       4.58       (0.29)       (0.66)        0.13        4.48
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
  Net Realized Gains....................................         --          --           --           --          --
                                                         ----------  ----------   ----------   ----------  ----------
   Total Distributions..................................      (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    23.52  $    19.52   $    20.36   $    21.59  $    22.20
======================================================== ==========  ==========   ==========   ==========  ==========
Total Return............................................      23.79%      (1.30)%      (3.10)%       0.47%      24.85%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $4,723,090  $3,527,775   $3,150,334   $3,127,847  $2,755,114
Ratio of Expenses to Average Net Assets.................       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Net Investment Income to Average Net Assets....       2.72%       2.95%        2.71%        3.35%       2.90%
Portfolio Turnover Rate.................................         10%         10%          10%           4%          5%
-----------------------------------------------------------------------------------------------------------------------

                                                                        INTERNATIONAL CORE EQUITY PORTFOLIO
                                                         ----------------------------------------------------------------
                                                             YEAR         YEAR         YEAR          YEAR         YEAR
                                                            ENDED        ENDED        ENDED         ENDED        ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,
                                                             2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $     11.58  $     11.69  $     12.15   $     12.57   $    10.10
                                                         -----------  -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................        0.34         0.32         0.32          0.38         0.31
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................        2.63        (0.15)       (0.45)        (0.43)        2.47
                                                         -----------  -----------  -----------   -----------   ----------
   Total from Investment Operations.....................        2.97         0.17        (0.13)        (0.05)        2.78
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................       (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
  Net Realized Gains....................................          --           --           --            --           --
                                                         -----------  -----------  -----------   -----------   ----------
   Total Distributions..................................       (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $     14.23  $     11.58  $     11.69   $     12.15   $    12.57
======================================================== ===========  ===========  ===========   ===========   ==========
Total Return............................................       26.02%        1.62%       (1.10)%       (0.55)%      27.98%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $25,443,968  $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets.................        0.30%        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................        0.32%        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average Net Assets....        2.62%        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate.................................           6%           2%           4%            7%           3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                           INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                               -------------------------------------------------------------

                                                                   YEAR         YEAR        YEAR         YEAR        YEAR
                                                                  ENDED        ENDED       ENDED        ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                   2017         2016        2015         2014        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................... $     17.78  $     17.78  $    18.24  $    19.40   $    15.28
                                                               -----------  -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.41         0.43        0.41        0.42         0.42
 Net Gains (Losses) on Securities (Realized and Unrealized)...        4.13         0.48        0.12       (0.62)        4.16
                                                               -----------  -----------  ----------  ----------   ----------
   Total from Investment Operations...........................        4.54         0.91        0.53       (0.20)        4.58
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.34)       (0.51)      (0.42)      (0.42)       (0.37)
 Net Realized Gains...........................................       (0.46)       (0.40)      (0.57)      (0.54)       (0.09)
                                                               -----------  -----------  ----------  ----------   ----------
   Total Distributions........................................       (0.80)       (0.91)      (0.99)      (0.96)       (0.46)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................ $     21.52  $     17.78  $    17.78  $    18.24   $    19.40
=============================================================  ===========  ===========  ==========  ==========   ==========
Total Return..................................................       26.54%        5.43%       3.30%      (1.09)%      30.66%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $13,490,290  $10,387,361  $9,323,492  $8,844,517   $8,520,717
Ratio of Expenses to Average Net Assets (B)...................        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Net Investment Income to Average Net Assets..........        2.14%        2.47%       2.30%       2.15%        2.47%
------------------------------------------------------------------------------------------------------------------------------

                                                                   GLOBAL
                                                                   SMALL
                                                                  COMPANY
                                                                 PORTFOLIO
                                                               ----------
                                                                   PERIOD
                                                                  JAN. 18,
                                                                 2017(A) TO
                                                                  OCT. 31,
                                                                    2017
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..........................  $ 10.00
                                                                -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................     0.14
 Net Gains (Losses) on Securities (Realized and Unrealized)...     1.39
                                                                -------
   Total from Investment Operations...........................     1.53
------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       --
 Net Realized Gains...........................................       --
                                                                -------
   Total Distributions........................................       --
------------------------------------------------------------------------------
Net Asset Value, End of Period................................  $ 11.53
=============================================================  ==========
Total Return..................................................    15.30%(D)
------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........................  $15,021
Ratio of Expenses to Average Net Assets (B)...................     0.42%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................     1.14%(C)(E)
Ratio of Net Investment Income to Average Net Assets..........     1.74%(C)(E)
------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     JAPANESE SMALL COMPANY PORTFOLIO
                                                                             ------------------------------------------------
                                                                               YEAR      YEAR      YEAR      YEAR      YEAR
                                                                              ENDED     ENDED     ENDED     ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2017      2016      2015      2014      2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  23.01  $  20.46  $  19.15  $  19.33  $  14.99
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.37      0.32      0.25      0.24      0.26
  Net Gains (Losses) on Securities (Realized and Unrealized)................     5.61      2.51      1.36      0.13      4.21
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     5.98      2.83      1.61      0.37      4.47
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.43)    (0.28)    (0.30)    (0.55)    (0.13)
  Net Realized Gains........................................................       --        --        --        --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.43)    (0.28)    (0.30)    (0.55)    (0.13)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  28.56  $  23.01  $  20.46  $  19.15  $  19.33
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................    26.56%    14.04%     8.62%     2.00%    30.06%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $647,978  $509,413  $463,997  $508,190  $414,132
Ratio of Expenses to Average Net Assets (B).................................     0.54%     0.54%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.64%     0.64%     0.57%     0.55%     0.56%
Ratio of Net Investment Income to Average Net Assets........................     1.50%     1.57%     1.27%     1.25%     1.51%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                    ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                             --------------------------------------------------
                                                                               YEAR      YEAR       YEAR       YEAR      YEAR
                                                                              ENDED     ENDED      ENDED      ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,
                                                                               2017      2016       2015       2014      2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  21.27  $  19.06  $  22.88   $  24.82   $  23.22
                                                                             --------  --------  --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.74      0.71      0.75       0.83       1.01
  Net Gains (Losses) on Securities (Realized and Unrealized)................     2.45      2.24     (3.51)     (1.81)      1.37
                                                                             --------  --------  --------   --------   --------
   Total from Investment Operations.........................................     3.19      2.95     (2.76)     (0.98)      2.38
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
  Net Realized Gains........................................................       --        --        --         --         --
                                                                             --------  --------  --------   --------   --------
   Total Distributions......................................................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  23.71  $  21.27  $  19.06   $  22.88   $  24.82
============================================================================ ========  ========  ========   ========   ========
Total Return................................................................    15.70%    16.18%   (12.19)%    (3.84)%    10.46%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $332,153  $251,575  $200,270   $364,117   $331,166
Ratio of Expenses to Average Net Assets (B).................................     0.54%     0.54%     0.55%      0.55%      0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.64%     0.64%     0.57%      0.55%      0.57%
Ratio of Net Investment Income to Average Net Assets........................     3.41%     3.57%     3.67%      3.53%      4.26%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                             --------------------------------------------
                                                                               YEAR     YEAR      YEAR     YEAR     YEAR
                                                                              ENDED    ENDED     ENDED    ENDED    ENDED
                                                                             OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                               2017     2016      2015     2014     2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $ 27.21  $ 35.50   $ 35.92  $ 36.96  $ 27.81
                                                                             -------  -------   -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.87     1.18      1.06     0.95     0.88
  Net Gains (Losses) on Securities (Realized and Unrealized)................    6.67    (6.55)     1.95    (0.65)    9.17
                                                                             -------  -------   -------  -------  -------
   Total from Investment Operations.........................................    7.54    (5.37)     3.01     0.30    10.05
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.93)   (1.29)    (1.05)   (0.93)   (0.90)
  Net Realized Gains........................................................   (1.15)   (1.63)    (2.38)   (0.41)      --
                                                                             -------  -------   -------  -------  -------
   Total Distributions......................................................   (2.08)   (2.92)    (3.43)   (1.34)   (0.90)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $ 32.67  $ 27.21   $ 35.50  $ 35.92  $ 36.96
============================================================================ ======== ========  ======== ======== ========
Total Return................................................................   29.28%  (16.20)%    9.43%    0.73%   36.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $45,177  $32,323   $35,637  $35,050  $37,096
Ratio of Expenses to Average Net Assets (B).................................    0.59%    0.59%     0.58%    0.58%    0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B).......................................................    0.71%    0.71%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net Assets........................    2.93%    3.87%     2.99%    2.50%    2.79%
---------------------------------------------------------------------------------------------------------------------------

                                                                                           CONTINENTAL SMALL COMPANY PORTFOLIO
                                                                             ---------------------------------------------------
                                                                                 YEAR         YEAR         YEAR         YEAR
                                                                                ENDED        ENDED        ENDED        ENDED
                                                                               OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                                 2017         2016         2015         2014
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  21.48     $  20.74     $  19.34     $  20.26
                                                                             --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.45         0.43         0.43         0.42
  Net Gains (Losses) on Securities (Realized and Unrealized)................     6.73         0.72         1.38        (0.90)
                                                                             --------     --------     --------     --------
   Total from Investment Operations.........................................     7.18         1.15         1.81        (0.48)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.42)       (0.41)       (0.41)       (0.44)
  Net Realized Gains........................................................       --           --           --           --
                                                                             --------     --------     --------     --------
   Total Distributions......................................................    (0.42)       (0.41)       (0.41)       (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  28.24     $  21.48     $  20.74     $  19.34
============================================================================ ========     ========     ========     ========
Total Return................................................................    33.68%        5.70%        9.37%       (2.68)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $592,347     $292,117     $278,024     $168,961
Ratio of Expenses to Average Net Assets (B).................................     0.56%(B)     0.54%(B)     0.55%(B)     0.56%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B).......................................................     0.66%(B)     0.64%(B)     0.58%(B)     0.56%(B)
Ratio of Net Investment Income to Average Net Assets........................     1.78%        2.08%        2.09%        1.97%
---------------------------------------------------------------------------------------------------------------------------------

                                                                             ---------
                                                                                 YEAR
                                                                                ENDED
                                                                               OCT. 31,
                                                                                 2013
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  14.51
                                                                             --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.37
  Net Gains (Losses) on Securities (Realized and Unrealized)................     5.78
                                                                             --------
   Total from Investment Operations.........................................     6.15
-----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.40)
  Net Realized Gains........................................................       --
                                                                             --------
   Total Distributions......................................................    (0.40)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  20.26
============================================================================ ========
Total Return................................................................    42.99%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $170,806
Ratio of Expenses to Average Net Assets (B).................................     0.58%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B).......................................................     0.58%(B)
Ratio of Net Investment Income to Average Net Assets........................     2.16%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                    -----------------------------------------------------------  --------------
                                                       YEAR        YEAR         YEAR        YEAR        YEAR          YEAR
                                                      ENDED       ENDED        ENDED       ENDED       ENDED         ENDED
                                                     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                                       2017        2016         2015        2014        2013          2017
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     5.23  $     5.27  $     5.63   $     5.48  $     5.67  $    10.84
                                                    ----------  ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.21        0.20        0.19         0.22        0.22        0.43
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.04       (0.15)      (0.22)        0.19        0.25        0.15
                                                    ----------  ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations................       0.25        0.05       (0.03)        0.41        0.47        0.58
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.41)      (0.09)      (0.33)       (0.26)      (0.66)      (0.49)
  Net Realized Gains...............................         --          --          --           --          --       (0.03)
                                                    ----------  ----------  ----------   ----------  ----------  ----------
   Total Distributions.............................      (0.41)      (0.09)      (0.33)       (0.26)      (0.66)      (0.52)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     5.07  $     5.23  $     5.27   $     5.63  $     5.48  $    10.90
=================================================== ==========  ==========  ==========   ==========  ==========  ==========
Total Return.......................................       5.46%       1.05%      (0.37)%       8.21%       9.24%       5.82%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $5,497,753  $4,181,623  $3,540,092   $3,088,376  $2,158,977  $6,753,782
Ratio of Expenses to Average Net Assets............       0.28%       0.28%       0.32%        0.38%       0.39%       0.24%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................       0.28%       0.28%       0.32%        0.38%       0.39%       0.37%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       4.19%       3.71%       3.64%        4.14%       4.07%       4.03%
Portfolio Turnover Rate............................          1%          1%          2%           1%          5%          2%
--------------------------------------------------------------------------------------------------------------------------------

                                                     DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                    --------------------------------------------------------
                                                         YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED
                                                       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                         2016           2015           2014           2013
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $    10.59     $    10.63     $     9.59     $     9.33
                                                    ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.27           0.44           0.31           0.49
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.23          (0.09)          1.05           0.37
                                                    ----------     ----------     ----------     ----------
   Total from Investment Operations................       0.50           0.35           1.36           0.86
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.25)         (0.39)         (0.32)         (0.60)
  Net Realized Gains...............................         --             --             --             --
                                                    ----------     ----------     ----------     ----------
   Total Distributions.............................      (0.25)         (0.39)         (0.32)         (0.60)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.84     $    10.59     $    10.63     $     9.59
=================================================== ==========     ==========     ==========     ==========
Total Return.......................................       4.87%          3.44%         14.98%          9.74%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $4,888,955     $4,059,916     $3,305,472     $2,082,707
Ratio of Expenses to Average Net Assets............       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       2.45%          4.16%          3.21%          5.18%
Portfolio Turnover Rate............................          2%             1%           N/A            N/A
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                         ---------------------------------------------------------------
                                                             YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                             2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $     19.31  $     19.44  $     19.55  $     20.17  $     15.16
                                                         -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................        0.39         0.44         0.38         0.37         0.37
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................        4.72         0.29         0.22        (0.34)        5.21
                                                         -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations.....................        5.11         0.73         0.60         0.03         5.58
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................       (0.29)       (0.58)       (0.37)       (0.35)       (0.36)
  Net Realized Gains....................................       (0.62)       (0.28)       (0.34)       (0.30)       (0.21)
                                                         -----------  -----------  -----------  -----------  -----------
   Total Distributions..................................       (0.91)       (0.86)       (0.71)       (0.65)       (0.57)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $     23.51  $     19.31  $     19.44  $     19.55  $     20.17
======================================================== ===========  ===========  ===========  ===========  ===========
Total Return............................................       27.49%        4.09%        3.31%        0.13%       37.79%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $16,162,471  $13,009,729  $12,577,575  $11,684,771  $11,148,899
Ratio of Expenses to Average Net Assets.................        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Net Investment Income to Average Net Assets....        1.85%        2.38%        1.94%        1.78%        2.16%
Portfolio Turnover Rate.................................          21%          19%          18%           8%           9%
--------------------------------------------------------------------------------------------------------------------------

                                                                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                         ------------------------------------------------------------
                                                            YEAR        YEAR         YEAR         YEAR        YEAR
                                                           ENDED       ENDED        ENDED        ENDED       ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                            2017        2016         2015         2014        2013
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    10.78  $    10.76  $    11.26   $    11.75   $     9.33
                                                         ----------  ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.28        0.28        0.28         0.32         0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       2.57        0.05       (0.41)       (0.43)        2.44
                                                         ----------  ----------  ----------   ----------   ----------
   Total from Investment Operations.....................       2.85        0.33       (0.13)       (0.11)        2.70
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.28)      (0.27)      (0.27)       (0.30)       (0.25)
  Net Realized Gains....................................      (0.02)      (0.04)      (0.10)       (0.08)       (0.03)
                                                         ----------  ----------  ----------   ----------   ----------
   Total Distributions..................................      (0.30)      (0.31)      (0.37)       (0.38)       (0.28)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    13.33  $    10.78  $    10.76   $    11.26   $    11.75
======================================================== ==========  ==========  ==========   ==========   ==========
Total Return............................................      26.83%       3.21%      (1.14)%      (1.05)%      29.52%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $2,529,852  $1,856,474  $1,594,914   $1,305,553   $1,090,774
Ratio of Expenses to Average Net Assets.................       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Net Investment Income to Average Net Assets....       2.36%       2.73%       2.50%        2.64%        2.51%
Portfolio Turnover Rate.................................          5%          4%          8%           8%           2%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              INTERNATIONAL
                                                  HIGH
                                                RELATIVE
                                              PROFITABILITY
                                                PORTFOLIO                        WORLD EX U.S. VALUE PORTFOLIO
                                              -------------     ------------------------------------------------------------
                                                 PERIOD
                                                 MAY 16,            YEAR         YEAR         YEAR         YEAR         YEAR
                                               2017(A) TO          ENDED        ENDED        ENDED        ENDED        ENDED
                                                OCT. 31,          OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                  2017              2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........    $ 10.00        $  10.31     $  10.28     $  11.43     $  11.93     $   9.94
                                                 -------        --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............       0.08            0.31         0.31         0.30         0.42         0.29
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................       0.66            2.33         0.03        (1.18)       (0.50)        2.02
                                                 -------        --------     --------     --------     --------     --------
   Total from Investment Operations..........       0.74            2.64         0.34        (0.88)       (0.08)        2.31
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................      (0.06)          (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
 Net Realized Gains..........................         --              --           --           --           --           --
                                                 -------        --------     --------     --------     --------     --------
   Total Distributions.......................      (0.06)          (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............    $ 10.68        $  12.71     $  10.31     $  10.28     $  11.43     $  11.93
============================================  =============     ========     ========     ========     ========     ========
Total Return.................................       7.38%(D)       25.97%        3.54%       (7.77)%      (0.81)%      23.61%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........    $67,793        $246,551     $188,154     $155,301     $113,951     $117,587
Ratio of Expenses to Average Net Assets......       0.31%(C)(E)     0.52%(B)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly).................................       0.65%(C)(E)     0.75%(B)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)
Ratio of Net Investment Income to Average
 Net Assets..................................       1.76%(C)(E)     2.69%        3.20%        2.69%        3.54%        2.61%
Portfolio Turnover Rate......................          2%(D)         N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                               -------------------------------------------------
                                                                                                            PERIOD
                                                                 YEAR      YEAR       YEAR      YEAR       NOV. 1,
                                                                ENDED     ENDED      ENDED     ENDED      2012(A) TO
                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                                 2017      2016       2015      2014         2013
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................... $  12.04  $  11.44  $  12.08   $  12.46   $ 10.00
                                                               --------  --------  --------   --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................     0.28      0.25      0.23       0.23      0.20
 Net Gains (Losses) on Securities (Realized and Unrealized)...     3.01      0.55     (0.58)     (0.22)     2.46
                                                               --------  --------  --------   --------   -------
   Total from Investment Operations...........................     3.29      0.80     (0.35)      0.01      2.66
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................    (0.27)    (0.20)    (0.26)     (0.24)    (0.20)
 Net Realized Gains...........................................       --        --     (0.03)     (0.15)       --
                                                               --------  --------  --------   --------   -------
   Total Distributions........................................    (0.27)    (0.20)    (0.29)     (0.39)    (0.20)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................ $  15.06  $  12.04  $  11.44   $  12.08   $ 12.46
=============================================================  ========  ========  ========   ========  ==========
Total Return..................................................    27.61%     7.18%    (2.88)%     0.06%    26.90%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $466,504  $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets.......................     0.67%     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly) (B)..............................................     0.67%     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net Assets..........     2.04%     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate.......................................       17%       28%        1%       N/A       N/A
------------------------------------------------------------------------------------------------------------------------

                                                                             WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                               ---------------------------------------------------------
                                                                                                                   PERIOD
                                                                  YEAR        YEAR         YEAR        YEAR       APRIL 9,
                                                                 ENDED       ENDED        ENDED       ENDED      2013(A) TO
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                                  2017        2016         2015        2014         2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................... $     9.93  $     9.83  $    10.49   $  10.77    $  10.00
                                                               ----------  ----------  ----------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.27        0.26        0.26       0.28        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...       2.21        0.08       (0.72)     (0.27)       0.77
                                                               ----------  ----------  ----------   --------    --------
   Total from Investment Operations...........................       2.48        0.34       (0.46)      0.01        0.95
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.26)      (0.24)      (0.20)     (0.28)      (0.18)
 Net Realized Gains...........................................         --          --          --      (0.01)         --
                                                               ----------  ----------  ----------   --------    --------
   Total Distributions........................................      (0.26)      (0.24)      (0.20)     (0.29)      (0.18)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................ $    12.15  $     9.93  $     9.83   $  10.49    $  10.77
=============================================================  ==========  ==========  ==========   ========   ==========
Total Return..................................................      25.33%       3.58%      (4.50)%    (0.04)%      9.62%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,805,367  $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets.......................       0.40%       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly) (B)..............................................       0.40%       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net Assets..........       2.48%       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate.......................................          4%          1%          1%       N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       WORLD CORE EQUITY PORTFOLIO
                                                                             -----------------------------------------------
                                                                               YEAR      YEAR       YEAR      YEAR     YEAR
                                                                              ENDED     ENDED      ENDED     ENDED    ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,
                                                                               2017      2016       2015      2014     2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  13.14  $  12.94  $  13.33   $ 12.71   $10.24
                                                                             --------  --------  --------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.29      0.27      0.26      0.17     0.23
  Net Gains (Losses) on Securities (Realized and Unrealized)................     2.98      0.20     (0.35)     0.87     2.47
                                                                             --------  --------  --------   -------   ------
   Total from Investment Operations.........................................     3.27      0.47     (0.09)     1.04     2.70
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.30)    (0.26)    (0.26)    (0.24)   (0.23)
  Net Realized Gains........................................................    (0.05)    (0.01)    (0.04)    (0.18)      --
                                                                             --------  --------  --------   -------   ------
   Total Distributions......................................................    (0.35)    (0.27)    (0.30)    (0.42)   (0.23)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  16.06  $  13.14  $  12.94   $ 13.33   $12.71
============================================================================ ========  ========  ========   ======== ========
Total Return................................................................    25.14%     3.73%    (0.61)%    8.36%   26.77%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $546,891  $370,229  $202,655   $75,707   $1,728
Ratio of Expenses to Average Net Assets (B).................................     0.35%     0.35%     0.35%     0.35%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.60%     0.64%     0.65%     0.97%    5.71%
Ratio of Net Investment Income to Average Net Assets........................     1.95%     2.14%     1.95%     1.27%    2.01%
------------------------------------------------------------------------------------------------------------------------------

                                                                                SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                             ------------------------------------------------
                                                                               YEAR      YEAR       YEAR      YEAR      YEAR
                                                                              ENDED     ENDED      ENDED     ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2017      2016       2015      2014      2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  13.67  $  13.50  $  14.20   $  13.63  $ 10.87
                                                                             --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.29      0.26      0.27       0.27     0.24
  Net Gains (Losses) on Securities (Realized and Unrealized)................     2.98      0.30     (0.34)      0.76     2.65
                                                                             --------  --------  --------   --------  -------
   Total from Investment Operations.........................................     3.27      0.56     (0.07)      1.03     2.89
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.30)    (0.35)    (0.42)     (0.32)   (0.10)
  Net Realized Gains........................................................    (0.12)    (0.04)    (0.21)     (0.14)   (0.03)
                                                                             --------  --------  --------   --------  -------
   Total Distributions......................................................    (0.42)    (0.39)    (0.63)     (0.46)   (0.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  16.52  $  13.67  $  13.50   $  14.20  $ 13.63
============================================================================ ========  ========  ========   ========  ========
Total Return................................................................    24.54%     4.32%    (0.34)%     7.83%   26.86%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $402,204  $289,904  $245,106   $147,276  $91,348
Ratio of Expenses to Average Net Assets (B).................................     0.35%     0.35%     0.40%      0.40%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.62%     0.64%     0.66%      0.69%    0.72%
Ratio of Net Investment Income to Average Net Assets........................     1.90%     2.03%     1.93%      1.94%    1.93%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                EMERGING MARKETS PORTFOLIO
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR        YEAR
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    24.12  $    22.17  $    26.64   $    26.97  $    26.06
                                                               ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.49        0.45        0.49         0.56        0.52
 Net Gains (Losses) on Securities (Realized and Unrealized)...       5.43        1.95       (4.54)       (0.20)       1.17
                                                               ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................       5.92        2.40       (4.05)        0.36        1.69
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.49)      (0.45)      (0.42)       (0.53)      (0.50)
 Net Realized Gains...........................................         --          --          --        (0.16)      (0.28)
                                                               ----------  ----------  ----------   ----------  ----------
   Total Distributions........................................      (0.49)      (0.45)      (0.42)       (0.69)      (0.78)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    29.55  $    24.12  $    22.17   $    26.64  $    26.97
=============================================================  ==========  ==========  ==========   ==========  ==========
Total Return..................................................      24.83%      11.01%     (15.24)%       1.33%       6.58%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $6,632,914  $4,915,400  $4,321,530   $4,073,698  $3,655,740
Ratio of Expenses to Average Net Assets (B)...................       0.50%       0.56%       0.57%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................       0.60%       0.66%       0.60%        0.56%       0.57%
Ratio of Net Investment Income to Average Net Assets..........       1.88%       2.04%       1.97%        2.11%       1.97%
----------------------------------------------------------------------------------------------------------------------------

                                                                           EMERGING MARKETS SMALL CAP PORTFOLIO
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR        YEAR
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016         2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    20.39  $    18.51  $    21.42   $    21.10  $    20.33
                                                               ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.49        0.45        0.43         0.43        0.40
 Net Gains (Losses) on Securities (Realized and Unrealized)...       3.58        2.04       (2.53)        0.62        1.37
                                                               ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................       4.07        2.49       (2.10)        1.05        1.77
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.51)      (0.47)      (0.41)       (0.40)      (0.39)
 Net Realized Gains...........................................      (0.46)      (0.14)      (0.40)       (0.33)      (0.61)
                                                               ----------  ----------  ----------   ----------  ----------
   Total Distributions........................................      (0.97)      (0.61)      (0.81)       (0.73)      (1.00)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    23.49  $    20.39  $    18.51   $    21.42  $    21.10
=============================================================  ==========  ==========  ==========   ==========  ==========
Total Return..................................................      21.00%      13.96%      (9.88)%       5.12%       8.92%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $7,249,717  $5,459,509  $4,845,174   $4,860,603  $4,041,863
Ratio of Expenses to Average Net Assets (B)...................       0.73%       0.72%       0.73%        0.72%       0.75%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................       0.93%       0.92%       0.78%        0.72%       0.75%
Ratio of Net Investment Income to Average Net Assets..........       2.32%       2.43%       2.16%        2.02%       1.91%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                                            ----------------------------------------------
                                                                              YEAR      YEAR     YEAR      YEAR      YEAR
                                                                             ENDED     ENDED    ENDED     ENDED     ENDED
                                                                            OCT. 31,  OCT. 31, OCT. 31,  OCT. 31,  OCT. 31,
                                                                              2017      2016     2015      2014      2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................................... $ 24.71   $ 22.18  $ 27.79   $ 29.27   $  28.21
                                                                            -------   -------  -------   -------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..........................................    0.31      0.46     0.49      0.59       0.47
 Net Gains (Losses) on Securities (Realized and Unrealized)................    5.60      2.75    (5.61)    (1.10)      1.68
                                                                            -------   -------  -------   -------   --------
   Total from Investment Operations........................................    5.91      3.21    (5.12)    (0.51)      2.15
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....................................................   (0.49)    (0.68)   (0.49)    (0.55)     (0.50)
 Net Realized Gains........................................................      --        --       --     (0.42)     (0.59)
                                                                            -------   -------  -------   -------   --------
   Total Distributions.....................................................   (0.49)    (0.68)   (0.49)    (0.97)     (1.09)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................... $ 30.13   $ 24.71  $ 22.18   $ 27.79   $  29.27
==========================================================================  ========  ======== ========  ========  ========
Total Return...............................................................   24.11%    14.98%  (18.49)%   (1.75)%     7.75%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................ $31,198   $97,923  $74,076   $99,066   $106,070
Ratio of Expenses to Average Net Assets (B)................................    0.81%     0.81%    0.81%     0.80%      0.82%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B)......................................................    0.91%     0.91%    0.84%     0.80%      0.82%
Ratio of Net Investment Income to Average Net Assets.......................    1.19%     2.08%    1.93%     2.09%      1.65%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               -----------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR          YEAR          YEAR
                                                                  ENDED        ENDED        ENDED         ENDED         ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,
                                                                   2017         2016         2015          2014          2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     24.84  $     22.22  $     27.81   $     29.28   $     28.22
                                                               -----------  -----------  -----------   -----------   -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.61         0.51         0.54          0.66          0.55
 Net Gains (Losses) on Securities (Realized and Unrealized)...        5.40         2.77        (5.60)        (1.10)         1.67
                                                               -----------  -----------  -----------   -----------   -----------
   Total from Investment Operations...........................        6.01         3.28        (5.06)        (0.44)         2.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.53)       (0.66)       (0.53)        (0.61)        (0.57)
 Net Realized Gains...........................................          --           --           --         (0.42)        (0.59)
                                                               -----------  -----------  -----------   -----------   -----------
   Total Distributions........................................       (0.53)       (0.66)       (0.53)        (1.03)        (1.16)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     30.32  $     24.84  $     22.22   $     27.81   $     29.28
=============================================================  ===========  ===========  ===========   ===========   ===========
Total Return..................................................       24.41%       15.23%      (18.27)%       (1.51)%        8.01%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $19,383,230  $16,304,321  $14,834,888   $18,647,276   $19,162,837
Ratio of Expenses to Average Net Assets (B)...................        0.57%        0.56%        0.56%         0.55%         0.57%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B)...........        0.67%        0.66%        0.59%         0.55%         0.57%
Ratio of Net Investment Income to Average Net Assets..........        2.23%        2.31%        2.12%         2.35%         1.91%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                               ----------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR          YEAR         YEAR
                                                                  ENDED        ENDED        ENDED         ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,
                                                                   2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     18.40  $     16.81  $     20.08   $     20.09  $     19.00
                                                               -----------  -----------  -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.42         0.37         0.39          0.42         0.39
 Net Gains (Losses) on Securities (Realized and Unrealized)...        3.95         1.59        (3.29)        (0.03)        1.07
                                                               -----------  -----------  -----------   -----------  -----------
   Total from Investment Operations...........................        4.37         1.96        (2.90)         0.39         1.46
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
                                                               -----------  -----------  -----------   -----------  -----------
   Total Distributions........................................       (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     22.38  $     18.40  $     16.81   $     20.08  $     20.09
=============================================================  ===========  ===========  ===========   ===========  ===========
Total Return..................................................       24.02%       11.87%      (14.49)%        1.89%        7.75%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $27,085,722  $18,712,966  $14,856,878   $15,727,547  $13,020,962
Ratio of Expenses to Average Net Assets.......................        0.55%        0.61%        0.62%         0.61%        0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)..........        0.56%        0.61%        0.62%         0.61%        0.63%
Ratio of Net Investment Income to Average Net Assets..........        2.08%        2.20%        2.06%         2.10%        1.97%
Portfolio Turnover Rate.......................................           4%           3%           5%            2%           1%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five Portfolios (the "Master Fund" or "Underlying Fund") within DFAITC. Global Small Company Portfolio invests in seven Master/Underlying Funds within the Fund and DFAITC. DFA Global Real Estate Securities Portfolio invests in two Master/Underlying Funds within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Master/Underlying Funds within the Fund. At October 31, 2017, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FEEDER FUNDS                                   MASTER/UNDERLYING FUNDS                   AT 10/31/17
------------                                   -----------------------                   -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series               86%
Japanese Small Company Portfolio               The Japanese Small Company Series             16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series         18%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series        2%
Continental Small Company Portfolio            The Continental Small Company Series          10%
Emerging Markets Portfolio                     The Emerging Markets Series                   99%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series         99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund       99%

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FUND OF FUNDS                                  MASTER/UNDERLYING FUNDS                   AT 10/31/17
-------------                                  -----------------------                   -----------
International Small Company Portfolio          The Continental Small Company Series          89%
                                               The Japanese Small Company Series             84%
                                               The United Kingdom Small Company Series       96%
                                               The Asia Pacific Small Company Series         82%
                                               The Canadian Small Company Series             98%
Global Small Company Portfolio                 U.S. Small Cap Portfolio                      --*
                                               The Continental Small Company Series          --*
                                               The Japanese Small Company Series             --*
                                               The Asia Pacific Small Company Series         --*
                                               The United Kingdom Small Company Series       --*
                                               The Emerging Markets Small Cap Series         --*
                                               The Canadian Small Company Series             --*
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio          19%
                                               DFA International Real Estate Securities      43%
                                                 Portfolio

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FUND OF FUNDS                               MASTER/UNDERLYING FUNDS                      AT 10/31/17
-------------                               -----------------------                      -----------
World ex U.S. Value Portfolio               Dimensional Emerging Markets Value Fund          --*
                                            DFA International Small Cap Value Portfolio      --*
                                            The DFA International Value Series                1%
World Core Equity Portfolio                 U.S. Core Equity 1 Portfolio                      1%
                                            International Core Equity Portfolio               1%
                                            Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio  U.S. Core Equity 2 Portfolio                      1%
                                            International Core Equity Portfolio               1%
                                            Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master/Underlying
  Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in corresponding Master Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master/Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International

Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the year ended October 31, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Enhanced U.S. Large Company Portfolio........ 0.20%
              U.S. Large Cap Equity Portfolio.............. 0.15%
              U.S. Large Cap Value Portfolio............... 0.25%
              U.S. Targeted Value Portfolio................ 0.35%
              U.S. Small Cap Value Portfolio............... 0.50%
              U.S. Core Equity 1 Portfolio................. 0.17%
              U.S. Core Equity 2 Portfolio................. 0.20%
              U.S. Vector Equity Portfolio................. 0.30%
              U.S. Small Cap Portfolio..................... 0.35%
              U.S. Micro Cap Portfolio..................... 0.50%
              U.S. High Relative Profitability Portfolio... 0.20%
              DFA Real Estate Securities Portfolio......... 0.17%
              Large Cap International Portfolio (1)........ 0.21%

              International Core Equity Portfolio (2)...... 0.29%
              International Small Company Portfolio........ 0.40%
              Global Small Company Portfolio............... 0.45%
              Japanese Small Company Portfolio............. 0.50%
              Asia Pacific Small Company Portfolio......... 0.50%
              United Kingdom Small Company Portfolio....... 0.50%
              Continental Small Company Portfolio.......... 0.50%
              DFA International Real Estate Securities
                Portfolio.................................. 0.25%
              DFA Global Real Estate Securities Portfolio.. 0.20%
              DFA International Small Cap Value Portfolio.. 0.65%
              International Vector Equity Portfolio........ 0.45%
              International High Relative Profitability
                Portfolio.................................. 0.25%
              World ex U.S. Value Portfolio................ 0.47%
              World ex U.S. Targeted Value Portfolio....... 0.58%
              World ex U.S. Core Equity Portfolio (3)...... 0.34%
              World Core Equity Portfolio.................. 0.30%
              Selectively Hedged Global Equity Portfolio... 0.30%
              Emerging Markets Portfolio (4)............... 0.44%
              Emerging Markets Small Cap Portfolio......... 0.65%
              Emerging Markets Value Portfolio............. 0.50%
              Emerging Markets Core Equity Portfolio (5)... 0.49%

   (1) Effective February 28, 2017, the Large Cap International Portfolio's investment management fee was reduced from 0.25% to 0.20%.

   (2) Effective February 28, 2017, the International Core Equity Portfolio's investment management fee was reduced from 0.35% to 0.27%.

   (3) Effective February 28, 2017, the World ex U.S. Core Equity Portfolio's investment management fee was reduced from 0.40% to 0.32%.

   (4) Effective February 28, 2017, the Emerging Markets Portfolio's investment management fee was reduced from 0.50% to 0.42%.

   (5) Effective February 28, 2017, the Emerging Markets Core Equity Portfolio's investment management fee was reduced from 0.55% to 0.47%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2018 (and February 28, 2019 with respect to the U.S. and International High Relative Profitability Portfolios), and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the

Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                      PREVIOUSLY       NET WAIVED FEES/
                                                                      RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES                               AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------                             ---------- ---------------- ----------------- ---------------------
Enhanced U.S. Large Company Portfolio (1).............    0.15%            --           $   158             $   158
U.S. Large Cap Equity Portfolio (1)...................    0.19%            --                --                  --
U.S. Large Cap Value Portfolio (2)....................    0.25%            --                --              21,047
U.S. Targeted Value Portfolio (3).....................    0.50%            --                --                  --
U.S. Core Equity 1 Portfolio (1)......................    0.23%            --                --                  --
U.S. Core Equity 2 Portfolio (1)......................    0.26%            --                --                  --
U.S. Vector Equity Portfolio (1)......................    0.36%            --                --                  --
U.S. High Relative Profitability Portfolio (4)........    0.25%            --                56                  56
DFA Real Estate Securities Portfolio (1)..............    0.18%        $    1             2,068                 737
Large Cap International Portfolio (1).................    0.24%           227                40                  40
International Core Equity Portfolio (1)...............    0.30%           236             2,592               2,592
International Small Company Portfolio (5).............    0.45%            --                --                  --
Global Small Company Portfolio (4)....................    0.49%            --                57                  57
Japanese Small Company Portfolio (6)..................    0.47%            --                --                 558
Asia Pacific Small Company Portfolio (6)..............    0.47%            --                --                 279
United Kingdom Small Company Portfolio (6)............    0.47%            --                23                  52
Continental Small Company Portfolio (6)...............    0.47%            --                --                 425
DFA International Real Estate Securities Portfolio (7)    0.29%            --                --                  --
DFA Global Real Estate Securities Portfolio (8).......    0.24%            --            20,528               7,281
International Vector Equity Portfolio (1).............    0.60%            --                --                  --
International High Relative Profitability
  Portfolio (4).......................................    0.35%            --                62                  62
World ex U.S. Value Portfolio (9).....................    0.60%            --             1,146                 480
World ex U.S. Targeted Value Portfolio (10)...........    0.80%            --               839                  --
World ex U.S. Core Equity Portfolio (11)..............    0.39%           260               960                  56
World Core Equity Portfolio (12)......................    0.35%            60             2,377               1,102
Selectively Hedged Global Equity Portfolio (13).......    0.40%            --             2,284                 912
Emerging Markets Portfolio (14).......................    0.49%            --                --               5,677
Emerging Markets Small Cap Portfolio (2)..............    0.65%            --                --              12,617
Emerging Markets Value Portfolio (2)..................    0.50%            --                --              17,805
Emerging Markets Core Equity Portfolio (1)............    0.54%         1,535             1,257               1,257

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (15)....................    0.62%            --                --                  --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (15)....................    0.77%            --                --                  --
Emerging Markets Value Portfolio (16).................    0.96%            --                --                  51

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.47% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                              FEES PAID
                                                              INDIRECTLY
                                                              ----------
        Enhanced U.S. Large Company Portfolio................   $    8
        Large Cap International Portfolio....................      402
        International Core Equity Portfolio..................    2,290
        DFA International Real Estate Securities Portfolio...      470
        DFA International Small Cap Value Portfolio..........      851
        International Vector Equity Portfolio................       61
        International High Relative Profitability Portfolio..        8
        World ex U.S. Targeted Value Portfolio...............       15
        World ex U.S. Core Equity Portfolio..................      145
        Emerging Markets Core Equity Portfolio...............    1,907

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $303 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio................ $ 11
          U.S. Large Cap Equity Portfolio......................   10
          U.S. Large Cap Value Portfolio.......................  513
          U.S. Targeted Value Portfolio........................  182
          U.S. Small Cap Value Portfolio.......................  430
          U.S. Core Equity 1 Portfolio.........................  310
          U.S. Core Equity 2 Portfolio.........................  409
          U.S. Vector Equity Portfolio.........................  110
          U.S. Small Cap Portfolio.............................  298
          U.S. Micro Cap Portfolio.............................  201
          U.S. High Relative Profitability Portfolio...........   --*
          DFA Real Estate Securities Portfolio.................  193

          Large Cap International Portfolio.................... $111
          International Core Equity Portfolio..................  395
          International Small Company Portfolio................  331
          Global Small Company Portfolio.......................   --*
          Japanese Small Company Portfolio.....................   14
          Asia Pacific Small Company Portfolio.................    9
          United Kingdom Small Company Portfolio...............    2
          Continental Small Company Portfolio..................    9
          DFA International Real Estate Securities Portfolio...   87
          DFA Global Real Estate Securities Portfolio..........   85
          DFA International Small Cap Value Portfolio..........  462
          International Vector Equity Portfolio................   37
          International High Relative Profitability Portfolio..   --*
          World ex U.S. Value Portfolio........................    3
          World ex U.S. Targeted Value Portfolio...............    4
          World ex U.S. Core Equity Portfolio..................   19
          World Core Equity Portfolio..........................    4
          Selectively Hedged Global Equity Portfolio...........    4
          Emerging Markets Portfolio...........................  151
          Emerging Markets Small Cap Portfolio.................  134
          Emerging Markets Value Portfolio.....................  602
          Emerging Markets Core Equity Portfolio...............  409

* Amounts are less than $500.

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Portfolios' transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                                       U.S. GOVERNMENT     OTHER INVESTMENT
                                                          SECURITIES          SECURITIES
                                                      ------------------ ---------------------
                                                      PURCHASES  SALES   PURCHASES    SALES
                                                      --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio................ $155,401  $131,314 $  251,994 $  190,834
U.S. Large Cap Equity Portfolio......................       --        --    282,550    110,308
U.S. Targeted Value Portfolio........................       --        --  3,504,187  2,211,537
U.S. Small Cap Value Portfolio.......................       --        --  3,818,928  3,403,460
U.S. Core Equity 1 Portfolio.........................       --        --  3,030,255    625,507
U.S. Core Equity 2 Portfolio.........................       --        --  3,127,021    996,803
U.S. Vector Equity Portfolio.........................       --        --    632,779    454,216
U.S. Small Cap Portfolio.............................       --        --  3,680,593  2,141,958
U.S. Micro Cap Portfolio.............................       --        --    901,923    891,742
U.S. High Relative Profitability Portfolio...........       --        --    130,627         --
DFA Real Estate Securities Portfolio.................       --        --    996,308     93,691
Large Cap International Portfolio....................       --        --    793,207    411,646
International Core Equity Portfolio..................       --        --  5,314,722  1,226,825
DFA International Real Estate Securities Portfolio...       --        --  1,319,906     60,620
DFA Global Real Estate Securities Portfolio..........       --        --  1,794,179    122,190
DFA International Small Cap Value Portfolio..........       --        --  3,064,079  3,154,788
International Vector Equity Portfolio................       --        --    294,858    103,411
International High Relative Profitability Portfolio..       --        --     64,964      1,249
World ex U.S. Targeted Value Portfolio...............       --        --    165,388     63,212
World ex U.S. Core Equity Portfolio..................       --        --    789,239     88,974
Emerging Markets Core Equity Portfolio...............       --        --  4,810,011    905,023

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                         NET REALIZED                                        DIVIDEND
                                                         GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                         ON SALES OF   UNREALIZED                           AFFILIATED
                       BALANCE AT  PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                        10/31/16    AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                      ---------- ----------- ---------- ------------ ------------- ---------- ------------ -----------
ENHANCED U.S. LARGE
 COMPANY PORTFOLIO
DFA Short Term
 Investment Fund......         -- $    58,705 $   55,678    $   1         $  (1)    $    3,027       262      $    20
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL.................         -- $    58,705 $   55,678    $   1         $  (1)    $    3,027       262      $    20
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. LARGE CAP EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund...... $   46,037 $   179,364 $  184,140       --         $  (7)    $   41,253     3,565      $   345
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $   46,037 $   179,364 $  184,140       --         $  (7)    $   41,253     3,565      $   345
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,240,541 $ 6,386,480 $5,956,063    $  (1)        $(188)    $1,670,768   144,393      $14,893
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,240,541 $ 6,386,480 $5,956,063    $  (1)        $(188)    $1,670,768   144,393      $14,893
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,802,024 $ 6,928,776 $6,896,311    $  22         $(217)    $1,834,294   158,525      $18,916
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,802,024 $ 6,928,776 $6,896,311    $  22         $(217)    $1,834,294   158,525      $18,916
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. CORE EQUITY 1
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,416,231 $ 8,238,839 $8,014,001    $ (35)        $(188)    $1,640,846   141,807      $17,129
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,416,231 $ 8,238,839 $8,014,001    $ (35)        $(188)    $1,640,846   141,807      $17,129
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,865,190 $ 8,155,788 $7,729,357    $  31         $(261)    $2,291,391   198,029      $20,619
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,865,190 $ 8,155,788 $7,729,357    $  31         $(261)    $2,291,391   198,029      $20,619
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. VECTOR EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund...... $  509,342 $ 1,890,875 $1,827,962    $   5         $ (57)    $  572,203    49,451      $ 5,509
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $  509,342 $ 1,890,875 $1,827,962    $   5         $ (57)    $  572,203    49,451      $ 5,509
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. SMALL CAP
 PORTFOLIO
DFA Short Term
 Investment Fund...... $2,565,605 $10,291,293 $9,273,767    $(107)        $(345)    $3,582,679   309,626      $32,487
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $2,565,605 $10,291,293 $9,273,767    $(107)        $(345)    $3,582,679   309,626      $32,487
                       ========== =========== ==========    =====         =====     ==========   =======      =======

                       CAPITAL GAIN
                       DISTRIBUTIONS
                           FROM
                        AFFILIATED
                        INVESTMENT
-                      -------------
ENHANCED U.S. LARGE
 COMPANY PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. LARGE CAP EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. CORE EQUITY 1
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. VECTOR EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. SMALL CAP
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==


                                                           NET REALIZED                                        DIVIDEND
                                                           GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                           ON SALES OF   UNREALIZED                           AFFILIATED
                          BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                           10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                         ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
U.S. MICRO CAP
 PORTFOLIO
DFA Short Term
 Investment Fund......... $  804,805 $2,986,300 $2,703,756     $ 12         $(105)    $1,087,256    93,964      $ 8,676
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  804,805 $2,986,300 $2,703,756     $ 12         $(105)    $1,087,256    93,964      $ 8,676
                          ========== ========== ==========     ====         =====     ==========   =======      =======

U.S. HIGH RELATIVE
 PROFITABILITY PORTFOLIO
DFA Short Term
 Investment Fund.........         -- $   30,332 $   22,318     $ (1)        $  (1)    $    8,012       692      $    28
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL....................         -- $   30,332 $   22,318     $ (1)        $  (1)    $    8,012       692      $    28
                          ========== ========== ==========     ====         =====     ==========   =======      =======

DFA REAL ESTATE
 SECURITIES PORTFOLIO
DFA Short Term
 Investment Fund......... $  461,557 $3,026,892 $3,071,363     $(67)        $ (61)    $  416,958    36,035      $ 5,244
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  461,557 $3,026,892 $3,071,363     $(67)        $ (61)    $  416,958    36,035      $ 5,244
                          ========== ========== ==========     ====         =====     ==========   =======      =======

LARGE CAP INTERNATIONAL
 PORTFOLIO
DFA Short Term
 Investment Fund......... $  207,774 $1,495,874 $1,429,941     $ 51         $ (72)    $  273,686    23,653      $ 2,322
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  207,774 $1,495,874 $1,429,941     $ 51         $ (72)    $  273,686    23,653      $ 2,322
                          ========== ========== ==========     ====         =====     ==========   =======      =======

INTERNATIONAL CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund......... $1,236,638 $5,405,700 $4,931,321     $ 10         $(168)    $1,710,859   147,858      $15,665
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $1,236,638 $5,405,700 $4,931,321     $ 10         $(168)    $1,710,859   147,858      $15,665
                          ========== ========== ==========     ====         =====     ==========   =======      =======

GLOBAL SMALL COMPANY
 PORTFOLIO
U.S. Small Cap
 Portfolio...............         -- $    7,263 $      201     $ (6)        $ 517     $    7,573       208           --
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL....................         -- $    7,263 $      201     $ (6)        $ 517     $    7,573       208           --
                          ========== ========== ==========     ====         =====     ==========   =======      =======

DFA INTERNATIONAL REAL
 ESTATE SECURITIES
 PORTFOLIO
DFA Short Term
 Investment Fund......... $  157,926 $2,280,745 $2,253,075     $ 21         $ (17)    $  185,600    16,040      $ 1,784
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  157,926 $2,280,745 $2,253,075     $ 21         $ (17)    $  185,600    16,040      $ 1,784
                          ========== ========== ==========     ====         =====     ==========   =======      =======

                          CAPITAL GAIN
                          DISTRIBUTIONS
                              FROM
                           AFFILIATED
                           INVESTMENT
-                         -------------
U.S. MICRO CAP
 PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

U.S. HIGH RELATIVE
 PROFITABILITY PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

DFA REAL ESTATE
 SECURITIES PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

LARGE CAP INTERNATIONAL
 PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

INTERNATIONAL CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

GLOBAL SMALL COMPANY
 PORTFOLIO
U.S. Small Cap
 Portfolio...............      --
                               --
TOTAL....................      --
                               ==

DFA INTERNATIONAL REAL
 ESTATE SECURITIES
 PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==


                                                          NET REALIZED                                        DIVIDEND
                                                          GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                          ON SALES OF   UNREALIZED                           AFFILIATED
                         BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                          10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                        ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA GLOBAL REAL ESTATE
 SECURITIES PORTFOLIO
DFA International Real
 Estate Securities
 Portfolio.............. $1,678,314 $  777,401 $   53,675   $(9,418)     $(24,134)   $2,368,488   467,157     $132,577
DFA Real Estate
 Securities Portfolio...  1,619,318         --     66,594    11,583        19,068     1,583,375    45,252       59,893
DFA Short Term
 Investment Fund........     34,028  1,172,717  1,098,902        13           (16)      107,840     9,320        1,472
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $3,331,660 $1,950,118 $1,219,171   $ 2,178      $ (5,082)   $4,059,703   521,729     $193,942
                         ========== ========== ==========   =======      ========    ==========   =======     ========

DFA INTERNATIONAL
 SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........ $  947,513 $2,806,301 $2,843,689   $    14      $   (118)   $  910,021    78,647     $  8,511
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $  947,513 $2,806,301 $2,843,689   $    14      $   (118)   $  910,021    78,647     $  8,511
                         ========== ========== ==========   =======      ========    ==========   =======     ========

INTERNATIONAL VECTOR
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........ $  144,254 $  529,862 $  504,875   $    (1)     $    (16)   $  169,224    14,625     $  1,692
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $  144,254 $  529,862 $  504,875   $    (1)     $    (16)   $  169,224    14,625     $  1,692
                         ========== ========== ==========   =======      ========    ==========   =======     ========

WORLD EX U.S. VALUE
 PORTFOLIO
DFA International Small
 Cap Value Portfolio.... $   20,452 $    4,118 $    4,328   $   599      $  3,983    $   24,824     1,056     $    307
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $   20,452 $    4,118 $    4,328   $   599      $  3,983    $   24,824     1,056     $    307
                         ========== ========== ==========   =======      ========    ==========   =======     ========

INTERNATIONAL HIGH
 RELATIVE PROFITABILITY
 PORTFOLIO
DFA Short Term
 Investment Fund........         -- $    6,869 $    4,926        --            --    $    1,943       168     $      4
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL...................         -- $    6,869 $    4,926        --            --    $    1,943       168     $      4
                         ========== ========== ==========   =======      ========    ==========   =======     ========

WORLD EX U.S. TARGETED
 VALUE PORTFOLIO
DFA Short Term
 Investment Fund........ $    7,145 $   26,018 $   25,989        --      $     (1)   $    7,173       620     $     80
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $    7,145 $   26,018 $   25,989        --      $     (1)   $    7,173       620     $     80
                         ========== ========== ==========   =======      ========    ==========   =======     ========

WORLD EX U.S. CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........ $  101,533 $  431,733 $  375,223   $    (4)     $    (14)   $  158,025    13,657     $  1,344
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $  101,533 $  431,733 $  375,223   $    (4)     $    (14)   $  158,025    13,657     $  1,344
                         ========== ========== ==========   =======      ========    ==========   =======     ========

                         CAPITAL GAIN
                         DISTRIBUTIONS
                             FROM
                          AFFILIATED
                          INVESTMENT
-                        -------------
DFA GLOBAL REAL ESTATE
 SECURITIES PORTFOLIO
DFA International Real
 Estate Securities
 Portfolio..............         --
DFA Real Estate
 Securities Portfolio...    $14,569
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................    $14,569
                            =======

DFA INTERNATIONAL
 SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

INTERNATIONAL VECTOR
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

WORLD EX U.S. VALUE
 PORTFOLIO
DFA International Small
 Cap Value Portfolio....    $   653
                            -------
TOTAL...................    $   653
                            =======

INTERNATIONAL HIGH
 RELATIVE PROFITABILITY
 PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

WORLD EX U.S. TARGETED
 VALUE PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

WORLD EX U.S. CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======


                                                            NET REALIZED                                        DIVIDEND
                                                            GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                            ON SALES OF   UNREALIZED                           AFFILIATED
                           BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                            10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
WORLD CORE EQUITY
 PORTFOLIO
U.S. Core Equity 1
 Portfolio................ $  189,060 $   55,601 $   13,071    $ 286        $44,562    $  276,439    12,560      $ 3,882
International Core Equity
 Portfolio................    137,648     40,523      8,913     (506)        34,752       203,505    14,301        4,119
Emerging Markets Core
 Equity Portfolio.........     43,388     15,263      2,825     (198)        10,771        66,399     2,967        1,032
                           ---------- ---------- ----------    -----        -------    ----------    ------      -------
TOTAL..................... $  370,096 $  111,387 $   24,809    $(418)       $90,085    $  546,343    29,828      $ 9,033
                           ========== ========== ==========    =====        =======    ==========    ======      =======

SELECTIVELY HEDGED
 GLOBAL EQUITY
 PORTFOLIO
U.S. Core Equity 2
 Portfolio................ $  124,577 $   22,730 $    9,742    $  27        $27,519    $  165,111     7,900      $ 2,341
International Core Equity
 Portfolio................    101,000     21,917      8,172     (269)        24,741       139,217     9,783        3,019
Emerging Markets Core
 Equity Portfolio.........     50,601     14,544      3,862     (313)        12,379        73,349     3,277        1,214
                           ---------- ---------- ----------    -----        -------    ----------    ------      -------
TOTAL..................... $  276,178 $   59,191 $   21,776    $(555)       $64,639    $  377,677    20,960      $ 6,574
                           ========== ========== ==========    =====        =======    ==========    ======      =======

EMERGING MARKETS
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.......... $1,040,128 $2,622,820 $2,560,276    $ (17)       $  (115)   $1,102,540    95,285      $10,555
                           ---------- ---------- ----------    -----        -------    ----------    ------      -------
TOTAL..................... $1,040,128 $2,622,820 $2,560,276    $ (17)       $  (115)   $1,102,540    95,285      $10,555
                           ========== ========== ==========    =====        =======    ==========    ======      =======

                           CAPITAL GAIN
                           DISTRIBUTIONS
                               FROM
                            AFFILIATED
                            INVESTMENT
-                          -------------
WORLD CORE EQUITY
 PORTFOLIO
U.S. Core Equity 1
 Portfolio................     $898
International Core Equity
 Portfolio................       --
Emerging Markets Core
 Equity Portfolio.........       --
                               ----
TOTAL.....................     $898
                               ====

SELECTIVELY HEDGED
 GLOBAL EQUITY
 PORTFOLIO
U.S. Core Equity 2
 Portfolio................     $894
International Core Equity
 Portfolio................       --
Emerging Markets Core
 Equity Portfolio.........       --
                               ----
TOTAL.....................     $894
                               ====

EMERGING MARKETS
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund..........       --
                               ----
TOTAL.....................       --
                               ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.     $ 4,608        $   (498)      $ (4,110)
U.S. Large Cap Equity Portfolio.......         198            (258)            60
U.S. Large Cap Value Portfolio........      74,099         (19,689)       (54,410)

                                                                        INCREASE       INCREASE
                                                                       (DECREASE)     (DECREASE)
                                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                     --------------- -------------- --------------
U.S. Targeted Value Portfolio.......................    $ 40,176        $ (7,005)     $ (33,171)
U.S. Small Cap Value Portfolio......................     136,659          (8,319)      (128,340)
U.S. Core Equity 1 Portfolio........................       9,544          (7,787)        (1,757)
U.S. Core Equity 2 Portfolio........................      13,485          (8,989)        (4,496)
U.S. Vector Equity Portfolio........................      13,226          (3,672)        (9,554)
U.S. Small Cap Portfolio............................     172,430          (8,638)      (163,792)
U.S. Micro Cap Portfolio............................      16,818          (2,006)       (14,812)
U.S. High Relative Profitability Portfolio..........          --              --             --
DFA Real Estate Securities Portfolio................       2,632          34,600        (37,232)
Large Cap International Portfolio...................     (21,950)            273         21,677
International Core Equity Portfolio.................     (38,149)         (9,102)        47,251
International Small Company Portfolio...............      42,965         (10,293)       (32,672)
Global Small Company Portfolio......................          --               9             (9)
Japanese Small Company Portfolio....................          --            (100)           100
Asia Pacific Small Company Portfolio................      (8,261)            684          7,577
United Kingdom Small Company Portfolio..............         154             (64)           (90)
Continental Small Company Portfolio.................         141             153           (294)
DFA International Real Estate Securities Portfolio..     (28,670)         (3,353)        32,023
DFA Global Real Estate Securities Portfolio.........       2,758          (2,921)           163
DFA International Small Cap Value Portfolio.........     129,331           7,568       (136,899)
International Vector Equity Portfolio...............       2,390          (1,836)          (554)
International High Relative Profitability Portfolio.          --              19            (19)
World ex U.S. Value Portfolio.......................          --*             92            (92)
World ex U.S. Targeted Value Portfolio..............         532             425           (957)
World ex U.S. Core Equity Portfolio.................       1,985          (1,439)          (546)
World Core Equity Portfolio.........................          93              38           (131)
Selectively Hedged Global Equity Portfolio..........         439          (1,708)         1,269
Emerging Markets Portfolio..........................       5,817          (5,374)          (443)
Emerging Markets Small Cap Portfolio................      20,127          (4,851)       (15,276)
Emerging Markets Value Portfolio....................      39,329          (2,115)       (37,214)
Emerging Markets Core Equity Portfolio..............      (7,524)        (20,063)        27,587

* Amounts are less than $500.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- ----------
 Enhanced U.S. Large Company Portfolio
 2016..................................    $  4,946      $  9,801    $   14,747
 2017..................................       5,224         4,088         9,312
 U.S. Large Cap Equity Portfolio
 2016..................................      14,431            --        14,431
 2017..................................      18,564            --        18,564
 U.S. Large Cap Value Portfolio
 2016..................................     357,227       643,970     1,001,197
 2017..................................     403,296       446,577       849,873
 U.S. Targeted Value Portfolio
 2016..................................     104,605       286,529       391,134
 2017..................................     121,188       282,318       403,506

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
U.S. Small Cap Value Portfolio
2016...............................................    $122,984      $487,358    $610,342
2017...............................................     113,837       533,287     647,124
U.S. Core Equity 1 Portfolio
2016...............................................     253,050       160,152     413,202
2017...............................................     310,434        71,615     382,049
U.S. Core Equity 2 Portfolio
2016...............................................     281,321       296,061     577,382
2017...............................................     322,547       122,469     445,016
U.S. Vector Equity Portfolio
2016...............................................      59,624       119,588     179,212
2017...............................................      55,976       101,959     157,935
U.S. Small Cap Portfolio
2016...............................................     135,940       503,185     639,125
2017...............................................     168,390       343,192     511,582
U.S. Micro Cap Portfolio
2016...............................................      43,406       267,830     311,236
2017...............................................      43,959       255,837     299,796
U.S. High Relative Profitability Portfolio
2017...............................................         541            --         541
DFA Real Estate Securities Portfolio
2016...............................................     199,996            --     199,996
2017...............................................     193,286        90,576     283,862
Large Cap International Portfolio
2016...............................................      92,122            --      92,122
2017...............................................     111,606            --     111,606
International Core Equity Portfolio
2016...............................................     387,589            --     387,589
2017...............................................     533,126            --     533,126
International Small Company Portfolio
2016...............................................     283,791       207,859     491,650
2017...............................................     224,540       251,076     475,616
Global Small Company Portfolio
2017...............................................          --            --          --
Japanese Small Company Portfolio
2016...............................................       6,534            --       6,534
2017...............................................       9,568            --       9,568
Asia Pacific Small Company Portfolio...............
2016...............................................       7,760            --       7,760
2017...............................................       8,894            --       8,894
United Kingdom Small Company Portfolio
2016...............................................       1,389         1,632       3,021
2017...............................................       1,322         1,684       3,006
Continental Small Company Portfolio
2016...............................................       6,377            --       6,377
2017...............................................       7,715            --       7,715
DFA International Real Estate Securities Portfolio
2016...............................................      60,576            --      60,576
2017...............................................     326,892            --     326,892

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM
                                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                     -------------- ------------- --------
DFA Global Real Estate Securities Portfolio
2016................................................    $ 97,767            --    $ 97,767
2017................................................     224,755      $ 18,247     243,002
DFA International Small Cap Value Portfolio
2016................................................     381,199       182,540     563,739
2017................................................     199,261       410,189     609,450
International Vector Equity Portfolio
2016................................................      43,651         5,716      49,367
2017................................................      50,390         4,041      54,431
International High Relative Profitability Portfolio
2017................................................         299            --         299
World ex U.S. Value Portfolio
2016................................................       5,358            --       5,358
2017................................................       4,532            --       4,532
World ex U.S. Targeted Value Portfolio
2016................................................       4,374            --       4,374
2017................................................       7,684            --       7,684
World ex U.S. Core Equity Portfolio
2016................................................      36,005            --      36,005
2017................................................      52,690            --      52,690
World Core Equity Portfolio
2016................................................       5,800           132       5,932
2017................................................       9,033         1,231      10,264
Selectively Hedged Global Equity Portfolio
2016................................................       6,448           620       7,068
2017................................................       6,737         2,369       9,106
Emerging Markets Portfolio
2016................................................      89,527            --      89,527
2017................................................     107,522            --     107,522
Emerging Markets Small Cap Portfolio
2016................................................     124,387        36,697     161,084
2017................................................     157,661       117,099     274,760
Emerging Markets Value Portfolio
2016................................................     439,072            --     439,072
2017................................................     340,613            --     340,613
Emerging Markets Core Equity Portfolio
2016................................................     349,434            --     349,434
2017................................................     449,166            --     449,166

   The U.S. and International High Relative Profitability Portfolios commenced operations on May 16, 2017, and did not pay any distributions for the year ended October 31, 2016.

   Global Small Company Portfolio commenced operations on January 18, 2017, and did not pay any distributions for the year ended October 31, 2016.

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM
                                                     CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                     -------------- ------------- --------
Enhanced U.S. Large Company Portfolio...............    $ (2,039)     $ (2,569)   $ (4,608)
U.S. Large Cap Equity Portfolio.....................        (198)           --        (198)
U.S. Large Cap Value Portfolio......................     (21,790)      (52,309)    (74,099)
U.S. Targeted Value Portfolio.......................      (9,256)      (30,921)    (40,177)
U.S. Small Cap Value Portfolio......................     (10,924)      (46,760)    (57,684)
U.S. Core Equity 1 Portfolio........................      (6,739)       (2,674)     (9,413)
U.S. Core Equity 2 Portfolio........................      (8,025)       (5,460)    (13,485)
U.S. Vector Equity Portfolio........................      (3,379)       (9,846)    (13,225)
U.S. Small Cap Portfolio............................     (11,508)      (36,106)    (47,614)
U.S. Micro Cap Portfolio............................      (3,275)      (13,543)    (16,818)
U.S. High Relative Profitability Portfolio..........          --            --          --
DFA Real Estate Securities Portfolio................      (2,708)         (230)     (2,938)
Large Cap International Portfolio...................        (829)           --        (829)
International Core Equity Portfolio.................     (15,027)           --     (15,027)
International Small Company Portfolio...............     (21,090)      (21,876)    (42,966)
Global Small Company Portfolio......................          --            --          --
Japanese Small Company Portfolio....................          --            --          --
Asia Pacific Small Company Portfolio................          --            --          --
United Kingdom Small Company Portfolio..............         (74)          (80)       (154)
Continental Small Company Portfolio.................         (50)          (91)       (141)
DFA International Real Estate Securities Portfolio..      (5,907)           --      (5,907)
DFA Global Real Estate Securities Portfolio.........      (2,321)         (437)     (2,758)
DFA International Small Cap Value Portfolio.........     (23,859)      (26,770)    (50,629)
International Vector Equity Portfolio...............      (2,058)         (332)     (2,390)
International High Relative Profitability Portfolio.          --            --          --
World ex U.S. Value Portfolio.......................          --            --          --
World ex U.S. Targeted Value Portfolio..............        (262)         (269)       (531)
World ex U.S. Core Equity Portfolio.................      (1,985)           --      (1,985)
World Core Equity Portfolio.........................         (47)          (46)        (93)
Selectively Hedged Global Equity Portfolio..........        (306)         (133)       (439)
Emerging Markets Portfolio..........................      (5,817)           --      (5,817)
Emerging Markets Small Cap Portfolio................     (10,394)       (7,275)    (17,669)
Emerging Markets Value Portfolio....................     (27,950)           --     (27,950)
Emerging Markets Core Equity Portfolio..............     (18,920)           --     (18,920)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                 UNDISTRIBUTED                                               TOTAL NET
                                 NET INVESTMENT                                            DISTRIBUTABLE
                                   INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                   SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                 -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio.....................    $21,136      $   29,522           --      $   (1,054)   $   49,604
U.S. Large Cap Equity Portfolio.      1,216              --     $(10,499)        253,829       244,546
U.S. Large Cap Value Portfolio..     67,582       1,084,234           --       7,253,139     8,404,955

                                           UNDISTRIBUTED                                               TOTAL NET
                                           NET INVESTMENT                                            DISTRIBUTABLE
                                             INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                             SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                           CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                           -------------- ------------- ------------- -------------- -------------
U.S. Targeted Value Portfolio.............    $ 27,251      $435,620              --    $2,203,558    $2,666,429
U.S. Small Cap Value Portfolio............      55,297       653,830              --     4,322,729     5,031,856
U.S. Core Equity 1 Portfolio..............      17,497       116,819              --     6,974,127     7,108,443
U.S. Core Equity 2 Portfolio..............      20,148       214,751              --     7,931,547     8,166,446
U.S. Vector Equity Portfolio..............         921       164,689              --     1,601,795     1,767,405
U.S. Small Cap Portfolio..................      44,037       608,200              --     4,408,031     5,060,268
U.S. Micro Cap Portfolio..................      23,257       260,406              --     2,396,065     2,679,728
U.S. High Relative Profitability
  Portfolio...............................         131            --     $      (353)        9,519         9,297
DFA Real Estate Securities Portfolio......      53,259        20,141              --     2,204,331     2,277,731
Large Cap International Portfolio.........      22,633            --         (26,861)      814,190       809,962
International Core Equity Portfolio.......     170,408            --        (304,819)    4,690,734     4,556,323
International Small Company
  Portfolio...............................     219,245       375,722              --     2,697,226     3,292,193
Global Small Company Portfolio............         202            81              --         1,247         1,530
Japanese Small Company Portfolio..........      15,452            --          (3,708)      153,281       165,025
Asia Pacific Small Company Portfolio......      11,507            --          (4,719)        3,771        10,559
United Kingdom Small Company
  Portfolio...............................         552         1,572              --         9,300        11,424
Continental Small Company Portfolio.......       1,366         4,962              --       130,686       137,014
DFA International Real Estate Securities
  Portfolio...............................     199,831            --        (169,753)     (341,763)     (311,685)
DFA Global Real Estate Securities
  Portfolio...............................      60,421        43,337              --       686,809       790,567
DFA International Small Cap Value
  Portfolio...............................     323,970       477,826              --     3,410,837     4,212,633
International Vector Equity Portfolio.....      23,629        10,130              --       531,440       565,199
International High Relative Profitability
  Portfolio...............................         146            --            (236)        3,719         3,629
World ex U.S. Value Portfolio.............       2,801            --            (226)       38,977        41,552
World ex U.S. Targeted Value
  Portfolio...............................       1,430         8,307              --        78,970        88,707
World ex U.S. Core Equity Portfolio.......      17,340            --          (5,291)      422,270       434,319
World Core Equity Portfolio...............          --         1,076              --        88,330        89,406
Selectively Hedged Global Equity
  Portfolio...............................       5,442         3,086              --        75,594        84,122
Emerging Markets Portfolio................      30,263            --        (222,047)    2,145,848     1,954,064
Emerging Markets Small Cap
  Portfolio...............................     114,626       145,192              --     1,028,031     1,287,849
Emerging Markets Value Portfolio..........     215,411            --      (1,338,720)    2,456,083     1,332,774
Emerging Markets Core Equity
  Portfolio...............................     124,552            --        (832,542)    5,300,099     4,592,109

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                      2018    2019    2020  UNLIMITED    TOTAL
                                                     ------- ------- ------ ---------- ----------
Enhanced U.S. Large Company Portfolio...............      --      --     --         --         --
U.S. Large Cap Equity Portfolio.....................      --      --     -- $   10,499 $   10,499
U.S. Large Cap Value Portfolio......................      --      --     --         --         --
U.S. Targeted Value Portfolio.......................      --      --     --         --         --
U.S. Small Cap Value Portfolio......................      --      --     --         --         --
U.S. Core Equity 1 Portfolio........................      --      --     --         --         --
U.S. Core Equity 2 Portfolio........................      --      --     --         --         --
U.S. Vector Equity Portfolio........................      --      --     --         --         --
U.S. Small Cap Portfolio............................      --      --     --         --         --
U.S. Micro Cap Portfolio............................      --      --     --         --         --
U.S. High Relative Profitability Portfolio..........      --      --     --        353        353
DFA Real Estate Securities Portfolio................      --      --     --         --         --
Large Cap International Portfolio................... $14,311 $12,549     --         --     26,860
International Core Equity Portfolio.................      --      --     --    304,819    304,819
International Small Company Portfolio...............      --      --     --         --         --
Global Small Company Portfolio......................      --      --     --         --         --
Japanese Small Company Portfolio....................      --      -- $3,708         --      3,708
Asia Pacific Small Company Portfolio................      --      --     --      4,719      4,719
United Kingdom Small Company Portfolio..............      --      --     --         --         --
Continental Small Company Portfolio.................      --      --     --         --         --
DFA International Real Estate Securities Portfolio..  38,689  69,466     --     61,598    169,753
DFA Global Real Estate Securities Portfolio.........      --      --     --         --         --
DFA International Small Cap Value Portfolio.........      --      --     --         --         --
International Vector Equity Portfolio...............      --      --     --         --         --
International High Relative Profitability Portfolio.      --      --     --        236        236
World ex U.S. Value Portfolio.......................      --     226     --         --        226
World ex U.S. Targeted Value Portfolio..............      --      --     --         --         --
World ex U.S. Core Equity Portfolio.................      --      --     --      5,291      5,291
World Core Equity Portfolio.........................      --      --     --         --         --
Selectively Hedged Global Equity Portfolio..........      --      --     --         --         --
Emerging Markets Portfolio..........................      --      --     --    222,047    222,047
Emerging Markets Small Cap Portfolio................      --      --     --         --         --
Emerging Markets Value Portfolio....................      --      --     --  1,338,720  1,338,720
Emerging Markets Core Equity Portfolio..............      --      --     --    832,542    832,542

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                U.S. Large Cap Equity Portfolio........ $    565
                Large Cap International Portfolio......  159,888
                International Core Equity Portfolio....    4,549
                Japanese Small Company Portfolio.......   27,939
                Asia Pacific Small Company Portfolio...    8,833
                Continental Small Company Portfolio....   10,132
                World ex U.S. Value Portfolio..........    2,457
                World ex U.S. Targeted Value Portfolio.    8,263
                World ex U.S. Core Equity Portfolio....    6,772

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                      FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                      TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio............... $   335,890  $   15,666  $   (16,720)   $   (1,054)
U.S. Large Cap Equity Portfolio.....................   1,001,601     283,591      (29,762)      253,829
U.S. Large Cap Value Portfolio......................  16,480,473   7,253,139           --     7,253,139
U.S. Targeted Value Portfolio.......................  10,241,042   2,751,920     (548,362)    2,203,558
U.S. Small Cap Value Portfolio......................  12,679,577   5,047,593     (724,864)    4,322,729
U.S. Core Equity 1 Portfolio........................  15,449,180   7,517,870     (543,743)    6,974,127
U.S. Core Equity 2 Portfolio........................  16,865,408   8,661,166     (729,619)    7,931,547
U.S. Vector Equity Portfolio........................   3,696,177   1,851,442     (249,647)    1,601,795
U.S. Small Cap Portfolio............................  16,126,378   5,195,657     (787,627)    4,408,030
U.S. Micro Cap Portfolio............................   4,989,611   2,687,566     (291,501)    2,396,065
U.S. High Relative Profitability Portfolio..........     140,101      12,404       (2,886)        9,518
DFA Real Estate Securities Portfolio................   6,464,213   2,411,959     (207,628)    2,204,331
Large Cap International Portfolio...................   4,097,767   1,083,975     (269,785)      814,190
International Core Equity Portfolio.................  22,172,388   6,083,614   (1,392,880)    4,690,734
International Small Company Portfolio...............  10,655,424   2,697,226           --     2,697,226
Global Small Company Portfolio......................      13,755       1,247           --         1,247
Japanese Small Company Portfolio....................     494,939     153,281           --       153,281
Asia Pacific Small Company Portfolio................     328,449       3,771           --         3,771
United Kingdom Small Company Portfolio..............      35,902       9,300           --         9,300
Continental Small Company Portfolio.................     461,529     130,686           --       130,686
DFA International Real Estate Securities Portfolio..   5,945,980       2,620     (344,383)     (341,763)
DFA Global Real Estate Securities Portfolio.........   6,166,561     820,566     (133,756)      686,810
DFA International Small Cap Value Portfolio.........  13,426,467   4,403,135     (992,298)    3,410,837
International Vector Equity Portfolio...............   2,143,938     688,890     (157,449)      531,441
International High Relative Profitability Portfolio.      65,512       5,113       (1,394)        3,719
World ex U.S. Value Portfolio.......................     207,580      38,977           --        38,977
World ex U.S. Targeted Value Portfolio..............     391,177      96,516      (17,546)       78,970
World ex U.S. Core Equity Portfolio.................   2,532,100     535,799     (113,529)      422,270
World Core Equity Portfolio.........................     458,310      88,330           --        88,330
Selectively Hedged Global Equity Portfolio..........     304,513      75,832         (238)       75,594
Emerging Markets Portfolio..........................   4,494,072   2,145,848           --     2,145,848
Emerging Markets Small Cap Portfolio................   6,223,610   1,028,031           --     1,028,031
Emerging Markets Value Portfolio....................  16,967,942   2,456,083           --     2,456,083
Emerging Markets Core Equity Portfolio..............  22,621,998   7,407,610   (2,107,512)    5,300,098

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                              YEAR ENDED             YEAR ENDED
                                                            OCT. 31, 2017          OCT. 31, 2016
                                                        ---------------------  ---------------------
                                                           AMOUNT     SHARES      AMOUNT     SHARES
                                                        -----------  --------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
  Shares Issued........................................ $    24,436     1,012  $    10,885       541
  Shares Issued in Lieu of Cash Distributions..........       1,891        78        2,087       104
  Shares Redeemed......................................     (13,915)     (583)     (16,510)     (828)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............. $    12,412       507  $    (3,538)     (183)
                                                        ===========  ========  ===========  ========
Class R2 Shares
  Shares Issued........................................ $    59,748     2,511  $    55,695     2,692
  Shares Issued in Lieu of Cash Distributions..........       7,083       293        7,874       394
  Shares Redeemed......................................     (83,900)   (3,530)     (48,930)   (2,390)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............. $   (17,069)     (726) $    14,639       696
                                                        ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued........................................ $ 2,997,263   124,486  $ 1,922,986    96,220
  Shares Issued in Lieu of Cash Distributions..........     364,240    15,012      353,719    17,629
  Shares Redeemed......................................  (2,200,921)  (91,872)  (1,368,182)  (67,152)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares.. $ 1,160,582    47,626  $   908,523    46,697
                                                        ===========  ========  ===========  ========

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
  Shares Issued........................................ $    21,637       832  $    26,972     1,227
  Shares Issued in Lieu of Cash Distributions..........         847        33        2,365       110
  Shares Redeemed......................................    (100,936)   (3,793)     (15,075)     (714)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............. $   (78,452)   (2,928) $    14,262       623
                                                        ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued........................................ $ 2,437,845    90,088  $ 2,794,365   131,949
  Shares Issued in Lieu of Cash Distributions..........     321,969    11,684      413,784    19,201
  Shares Redeemed......................................  (3,240,359) (118,738)  (3,524,430) (162,649)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares.. $  (480,545)  (16,966) $  (316,281)  (11,499)
                                                        ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                           FORWARD
                                                          CURRENCY
                                                          CONTRACTS FUTURES
                                                          --------- --------
    Enhanced U.S. Large Company Portfolio................  $6,510   $265,426
    U.S. Large Cap Equity Portfolio......................      --        275
    U.S. Targeted Value Portfolio........................      --     93,220
    U.S. Small Cap Value Portfolio.......................      --    151,851
    U.S. Core Equity 1 Portfolio.........................      --    132,849
    U.S. Core Equity 2 Portfolio.........................      --    156,670
    U.S. Vector Equity Portfolio.........................      --     28,428
    U.S. Small Cap Portfolio.............................      --    157,726
    U.S. Micro Cap Portfolio.............................      --     50,555
    DFA Real Estate Securities Portfolio.................      --     57,493

                                                           FORWARD
                                                          CURRENCY
                                                          CONTRACTS FUTURES
                                                          --------- --------
    Large Cap International Portfolio....................       --  $ 33,612
    International Core Equity Portfolio..................       --   171,561
    International Small Company Portfolio................       --    83,497
    DFA International Real Estate Securities Portfolio...       --    36,753
    DFA Global Real Estate Securities Portfolio..........       --     3,924
    DFA International Small Cap Value Portfolio..........       --   113,162
    International Vector Equity Portfolio................       --       557
    International High Relative Profitability Portfolio..       --       113
    Selectively Hedged Global Equity Portfolio........... $175,952    19,378
    Emerging Markets Core Equity Portfolio...............       --   188,864

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2017:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                             ASSET DERIVATIVES VALUE
                                                      -------------------------------------
                                                        TOTAL VALUE     FORWARD
                                                             AT        CURRENCY    EQUITY
                                                      OCTOBER 31, 2017 CONTRACTS CONTRACTS*
                                                      ---------------- --------- ----------
Enhanced U.S. Large Company Portfolio................     $15,438       $  896    $14,542
U.S. Targeted Value Portfolio........................         900           --        900
U.S. Small Cap Value Portfolio.......................       5,338           --      5,338
U.S. Core Equity 1 Portfolio.........................       6,810           --      6,810
U.S. Core Equity 2 Portfolio.........................       7,582           --      7,582
U.S. Small Cap Portfolio.............................       5,834           --      5,834
U.S. Micro Cap Portfolio.............................         933           --        933
DFA Real Estate Securities Portfolio.................       2,343           --      2,343
Large Cap International Portfolio....................       1,011           --      1,011
International Core Equity Portfolio..................       8,915           --      8,915
International Small Company Portfolio................       2,910           --      2,910
DFA International Real Estate Securities Portfolio...         450           --        450
DFA International Small Cap Value Portfolio..........       5,949           --      5,949
Selectively Hedged Global Equity Portfolio...........       2,668        1,662      1,006
Emerging Markets Core Equity Portfolio...............       5,887           --      5,887

                                                           LIABILITY DERIVATIVES VALUE
                                                      -------------------------------------
                                                        TOTAL VALUE     FORWARD
                                                             AT        CURRENCY    EQUITY
                                                      OCTOBER 31, 2017 CONTRACTS CONTRACTS*
                                                      ---------------- --------- ----------
Selectively Hedged Global Equity Portfolio...........     $  (238)      $ (238)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2017:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Forward currency contracts  Net Realized Gain (Loss) on: Forward Currency Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Forward Currency Contracts

Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                                DERIVATIVES
                                                      ---------------------------
                                                                FORWARD
                                                               CURRENCY    EQUITY
                                                       TOTAL   CONTRACTS  CONTRACTS
                                                      -------  --------- ---------
Enhanced U.S. Large Company Portfolio................ $39,027   $  (132)  $39,159
U.S. Large Cap Equity Portfolio......................       9        --         9*
U.S. Large Cap Value Portfolio.......................  18,720        --    18,720*(1)
U.S. Targeted Value Portfolio........................  17,659        --    17,659
U.S. Small Cap Value Portfolio.......................  26,310        --    26,310
U.S. Core Equity 1 Portfolio.........................  15,613        --    15,613
U.S. Core Equity 2 Portfolio.........................  19,381        --    19,381
U.S. Vector Equity Portfolio.........................   5,443        --     5,443*
U.S. Small Cap Portfolio.............................  18,310        --    18,310
U.S. Micro Cap Portfolio.............................   9,052        --     9,052
U.S. High Relative Profitability Portfolio...........    (394)       --      (394)*
DFA Real Estate Securities Portfolio.................   8,131        --     8,131
Large Cap International Portfolio....................   4,534        --     4,534
International Core Equity Portfolio..................  22,487        --    22,487
International Small Company Portfolio................  11,549        --    11,549(1)
Global Small Company Portfolio.......................       1        --         1*(1)
DFA International Real Estate Securities Portfolio...   6,597        --     6,597
DFA Global Real Estate Securities Portfolio..........     149        --       149*
DFA International Small Cap Value Portfolio..........  14,572        --    14,572
International Vector Equity Portfolio................     158        --       158*
International High Relative Profitability Portfolio..     (72)       --       (72)*
World ex U.S. Value Portfolio........................     262        --       262*(1)
World ex U.S. Core Equity Portfolio..................      68        --        68*
Selectively Hedged Global Equity Portfolio...........     932    (1,466)    2,398
Emerging Markets Portfolio...........................   8,254        --     8,254*(1)
Emerging Markets Small Cap Portfolio.................   9,252        --     9,252*(1)
Emerging Markets Value Portfolio.....................  19,890        --    19,890*(1)
Emerging Markets Core Equity Portfolio...............  29,430        --    29,430


                                                         CHANGE IN UNREALIZED
                                                      APPRECIATION (DEPRECIATION) ON
                                                              DERIVATIVES
                                                      -----------------------------
                                                                FORWARD
                                                               CURRENCY    EQUITY
                                                       TOTAL   CONTRACTS  CONTRACTS
                                                      -------  ---------  ---------
Enhanced U.S. Large Company Portfolio................ $15,186    $896      $14,290
U.S. Large Cap Value Portfolio.......................  10,896      --       10,896*
U.S. Targeted Value Portfolio........................   2,939      --        2,939
U.S. Small Cap Value Portfolio.......................   9,284      --        9,284
U.S. Core Equity 1 Portfolio.........................  10,034      --       10,034
U.S. Core Equity 2 Portfolio.........................  11,212      --       11,212
U.S. Vector Equity Portfolio.........................     835      --          835*
U.S. Small Cap Portfolio.............................  10,124      --       10,124
U.S. Micro Cap Portfolio.............................   2,595      --        2,595
DFA Real Estate Securities Portfolio.................   3,862      --        3,862
Large Cap International Portfolio....................   1,881      --        1,881
International Core Equity Portfolio..................  11,863      --       11,863
International Small Company Portfolio................   5,699      --        5,699
Japanese Small Company Portfolio.....................       1      --            1*
DFA International Real Estate Securities Portfolio...     754      --          754
DFA International Small Cap Value Portfolio..........   9,407      --        9,407
World ex U.S. Value Portfolio........................      99      --           99*
Selectively Hedged Global Equity Portfolio...........   2,129     775        1,354
Emerging Markets Portfolio...........................   1,186      --        1,186*
Emerging Markets Small Cap Portfolio.................     854      --          854*
Emerging Markets Value Portfolio.....................   3,766      --        3,766*
Emerging Markets Core Equity Portfolio...............   9,334      --        9,334

* As of October 31, 2017, there were no futures contracts outstanding. During the year ended October 31, 2017, the Portfolio had limited activity in futures contracts.

(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2017 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                     AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- -----------------------------------------------------
ENHANCED U.S. LARGE
 COMPANY PORTFOLIO
Forward Currency
 Contracts..........   $  896     $  896         --         --     $  896      --          --          --         --       --
SELECTIVELY HEDGED
 GLOBAL EQUITY PORTFOLIO
Forward Currency
 Contracts..........    1,662      1,662       (238)        --      1,424     238         238        (238)        --       --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                        WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                         AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                      INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                      ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio......................     1.60%       $11,046         20        $ 9        $47,676
Global Small Company Portfolio.......................     1.67%            73         17         --            148
DFA International Real Estate Securities Portfolio...     1.37%        33,360          6          8         45,480
DFA Global Real Estate Securities Portfolio..........     1.27%         5,191          6          1          9,417
International Vector Equity Portfolio................     1.72%           388          5         --            669
World ex U.S. Value Portfolio........................     1.64%           101         29         --            424
World ex U.S. Targeted Value Portfolio...............     1.71%           660          9         --          2,089
World ex U.S. Core Equity Portfolio..................     1.69%         3,702         21          4          9,302
World Core Equity Portfolio..........................     1.57%         1,321         21          1          5,842
Emerging Markets Core Equity Portfolio...............     1.41%        16,061          1          1         16,061

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2017.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                             PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                             --------- -------- --------------------
U.S. Large Cap Equity Portfolio...................... $ 42,405  $ 23,274       $ (4,689)
U.S. Targeted Value Portfolio........................  305,503   529,350         67,568
U.S. Small Cap Value Portfolio.......................   99,734   732,604        (12,452)
U.S. Core Equity 1 Portfolio.........................  373,556   268,146        (32,976)
U.S. Core Equity 2 Portfolio.........................  469,944   296,007         (1,236)

PORTFOLIO                                             PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                             --------- -------- --------------------
U.S. Vector Equity Portfolio......................... $ 87,740  $115,718       $ 22,766
U.S. Small Cap Portfolio.............................  556,558   273,834         32,087
U.S. Micro Cap Portfolio.............................  146,270   177,992         28,762
U.S. High Relative Profitability Portfolio...........    1,988        --             --
DFA Real Estate Securities Portfolio.................   15,426     4,252         (1,417)
Large Cap International Portfolio....................  102,165    46,121         16,561
International Core Equity Portfolio..................  284,493    57,520         (2,638)
DFA Global Real Estate Securities Portfolio..........   12,509        --             --
DFA International Small Cap Value Portfolio..........   26,500   555,488        153,528
International Vector Equity Portfolio................   15,798     3,742            211
International High Relative Profitability Portfolio..    2,918        45             --
World ex U.S. Targeted Value Portfolio...............    8,220     3,211          1,012
World ex U.S. Core Equity Portfolio..................   24,450     4,760            272
Emerging Markets Core Equity Portfolio...............   33,416     6,850         (1,240)

K. SECURITIES LENDING:

   As of October 31, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                             ----------
         U.S. Large Cap Equity Portfolio.................... $   10,219
         U.S. Targeted Value Portfolio......................    883,299
         U.S. Small Cap Value Portfolio.....................    881,275
         U.S. Core Equity 1 Portfolio.......................  1,483,099
         U.S. Core Equity 2 Portfolio.......................  1,557,927
         U.S. Vector Equity Portfolio.......................    373,243
         U.S. Small Cap Portfolio...........................  1,387,244
         U.S. Micro Cap Portfolio...........................    270,464
         U.S. High Relative Profitability Portfolio.........        860
         DFA Real Estate Securities Portfolio...............    195,400
         Large Cap International Portfolio..................     33,676
         International Core Equity Portfolio................    152,068
         DFA International Real Estate Securities Portfolio.      3,285
         DFA International Small Cap Value Portfolio........     61,119
         International Vector Equity Portfolio..............     12,245
         World ex U.S. Targeted Value Portfolio.............      3,763
         World ex U.S. Core Equity Portfolio................     30,231
         Emerging Markets Core Equity Portfolio.............    957,824

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                                  REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                               AS OF OCTOBER 31, 2017
                                            ------------------------------------------------------------
                                            OVERNIGHT AND             BETWEEN
                                             CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                            -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
ENHANCED U.S. LARGE COMPANY PORTFOLIO
 U.S. Treasury Obligations................. $    3,027,311    --         --         --    $    3,027,311
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks.............................     41,252,845    --         --         --        41,252,845
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.............................  1,670,768,102    --         --         --     1,670,768,102
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks.............................  1,834,293,538    --         --         --     1,834,293,538
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants............  1,640,845,561    --         --         --     1,640,845,561
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants............  2,291,390,829    --         --         --     2,291,390,829
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants............    572,203,152    --         --         --       572,203,152
U.S. SMALL CAP PORTFOLIO
 Common Stocks.............................  3,582,679,218    --         --         --     3,582,679,218
U.S. MICRO CAP PORTFOLIO
 Common Stocks.............................  1,087,255,757    --         --         --     1,087,255,757
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
 Common Stocks.............................      8,012,043    --         --         --         8,012,043
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks.............................    416,958,424    --         --         --       416,958,424
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks.............................    273,685,666    --         --         --       273,685,666
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.........................  1,710,859,480    --         --         --     1,710,859,480
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks.............................    185,599,787    --         --         --       185,599,787

                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF OCTOBER 31, 2017
                                           ------------------------------------------------------------
                                           OVERNIGHT AND             BETWEEN
                                            CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                           -------------- -------- ------------ -------- --------------
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks............................ $  107,840,139    --         --         --    $  107,840,139
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks, Rights/Warrants...........    910,020,857    --         --         --       910,020,857
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants...........    169,224,337    --         --         --       169,224,337
INTERNATIONAL HIGH RELATIVE PROFITABILITY
  PORTFOLIO
 Common Stocks............................      1,942,864    --         --         --         1,942,864
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks............................      7,173,015    --         --         --         7,173,015
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks..........    158,024,649    --         --         --       158,024,649
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants...........  1,102,539,901    --         --         --     1,102,539,901

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2017, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

             U.S. Small Cap Value Portfolio............... $ 79,386
             U.S. Small Cap Portfolio.....................  125,200
             DFA International Small Cap Value Portfolio..   82,012

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

P. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                     APPROXIMATE
                                                                                      PERCENTAGE
                                                                        NUMBER OF   OF OUTSTANDING
                                                                       SHAREHOLDERS     SHARES
                                                                       ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares...      3             69%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.........      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..........      3             70%
U.S. Targeted Value Portfolio -- Class R1 Shares......................      4             83%
U.S. Targeted Value Portfolio -- Class R2 Shares......................      7             80%
U.S. Targeted Value Portfolio -- Institutional Class Shares...........      3             59%
U.S. Small Cap Value Portfolio -- Institutional Class Shares..........      3             62%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares............      6             85%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares............      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares............      4             86%
U.S. Small Cap Portfolio -- Institutional Class Shares................      3             52%
U.S. Micro Cap Portfolio -- Institutional Class Shares................      4             75%
U.S. High Relative Profitability Portfolio -- Institutional
  Class Shares........................................................      3             97%
DFA Real Estate Securities Portfolio -- Institutional Class Shares....      4             76%
Large Cap International Portfolio -- Institutional Class Shares.......      3             64%
International Core Equity Portfolio -- Institutional Class Shares.....      4             72%
International Small Company Portfolio -- Institutional Class Shares...      3             59%
Global Small Company Portfolio -- Institutional Class Shares..........      3             94%
Japanese Small Company Portfolio -- Institutional Class Shares........      4             87%
Asia Pacific Small Company Portfolio -- Institutional Class Shares....      3             92%
United Kingdom Small Company Portfolio -- Institutional Class Shares..      4             93%
Continental Small Company Portfolio -- Institutional Class Shares.....      3             92%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares........................................................      4             89%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares........................................................      3             65%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares........................................................      4             70%
International Vector Equity Portfolio -- Institutional Class Shares...      4             89%
International High Relative Profitability Portfolio -- Institutional
  Class Shares........................................................      3             96%
World ex U.S. Value Portfolio -- Institutional Class Shares...........      6             93%
World ex U.S. Targeted Value Portfolio -- Institutional Class Shares..      3             97%

                                                                                     APPROXIMATE
                                                                                      PERCENTAGE
                                                                        NUMBER OF   OF OUTSTANDING
                                                                       SHAREHOLDERS     SHARES
                                                                       ------------ --------------
World ex U.S. Core Equity Portfolio -- Institutional Class Shares.....      3             74%
World Core Equity Portfolio -- Institutional Class Shares.............      4             78%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares........................................................      4             96%
Emerging Markets Portfolio -- Institutional Class Shares..............      4             63%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares....      3             53%
Emerging Markets Value Portfolio -- Class R2 Shares...................      4             96%
Emerging Markets Value Portfolio -- Institutional Class Shares........      2             35%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares..      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S.

Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Global Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (thirty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                     % BREAKDOWN OF DISTRIBUTION SOURCES
                                  ---------------------------------------
                                   NET INCOME
                                     FOR THE
                                   CURRENT OR    ACCUMULATED
                                    PRECEDING   UNDISTRIBUTED
                                  FISCAL YEAR,   NET PROFITS
                                       AND      FROM THE SALE    PAID-IN
                                   ACCUMULATED  OF SECURITIES  SURPLUS OR
                                  UNDISTRIBUTED   OR OTHER    OTHER CAPITAL
     PORTFOLIO NAME                NET INCOME    PROPERTIES      SOURCE
     --------------               ------------- ------------- -------------
     World Core Equity Portfolio
        September 28, 2017.......      100%           0%            0%*

* Amount is less than 1%

The ultimate composition of these distribution may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2017

                                    [CHART]


                    DFA Commodity Strategy       Bloomberg Commodity
                           Portfolio             Index Total Return
                    ----------------------      --------------------
 11/09/2010                 $10,000                   $10,000
 11/30/2010                   9,480                     9,414
 12/31/2010                  10,464                    10,420
  1/31/2011                  10,584                    10,525
  2/28/2011                  10,804                    10,664
  3/31/2011                  11,010                    10,884
  4/30/2011                  11,440                    11,261
  5/31/2011                  10,889                    10,691
  6/30/2011                  10,337                    10,152
  7/31/2011                  10,678                    10,452
  8/31/2011                  10,788                    10,557
  9/30/2011                   9,187                     9,001
 10/31/2011                   9,798                     9,597
 11/30/2011                   9,538                     9,384
 12/31/2011                   9,199                     9,032
  1/31/2012                   9,480                     9,256
  2/29/2012                   9,752                     9,506
  3/31/2012                   9,360                     9,112
  4/30/2012                   9,299                     9,074
  5/31/2012                   8,494                     8,245
  6/30/2012                   8,889                     8,698
  7/31/2012                   9,494                     9,261
  8/31/2012                   9,676                     9,381
  9/30/2012                   9,840                     9,541
 10/31/2012                   9,497                     9,171
 11/30/2012                   9,547                     9,176
 12/31/2012                   9,321                     8,937
  1/31/2013                   9,544                     9,151
  2/28/2013                   9,169                     8,777
  3/31/2013                   9,229                     8,836
  4/30/2013                   8,996                     8,590
  5/31/2013                   8,763                     8,397
  6/30/2013                   8,304                     8,001
  7/31/2013                   8,436                     8,110
  8/31/2013                   8,730                     8,386
  9/30/2013                   8,529                     8,172
 10/31/2013                   8,438                     8,051
 11/30/2013                   8,397                     7,987
 12/31/2013                   8,473                     8,086
  1/31/2014                   8,565                     8,110
  2/28/2014                   9,156                     8,616
  3/31/2014                   9,200                     8,651
  4/30/2014                   9,435                     8,862
  5/31/2014                   9,200                     8,607
  6/30/2014                   9,271                     8,658
  7/31/2014                   8,822                     8,227
  8/31/2014                   8,750                     8,141
  9/30/2014                   8,208                     7,634
 10/31/2014                   8,178                     7,573
 11/30/2014                   7,789                     7,265
 12/31/2014                   7,234                     6,711
  1/31/2015                   7,028                     6,486
  2/28/2015                   7,203                     6,654
  3/31/2015                   6,853                     6,312
  4/30/2015                   7,234                     6,674
  5/31/2015                   7,028                     6,494
  6/30/2015                   7,141                     6,606
  7/31/2015                   6,378                     5,904
  8/31/2015                   6,306                     5,850
  9/30/2015                   6,120                     5,650
 10/31/2015                   6,120                     5,625
 11/30/2015                   5,686                     5,217
 12/31/2015                   5,509                     5,056
  1/31/2016                   5,437                     4,971
  2/29/2016                   5,364                     4,890
  3/31/2016                   5,611                     5,077
  4/30/2016                   6,056                     5,509
  5/31/2016                   6,046                     5,499
  6/30/2016                   6,334                     5,726
  7/31/2016                   6,044                     5,433
  8/31/2016                   5,930                     5,337
  9/30/2016                   6,124                     5,505
 10/31/2016                   6,104                     5,478
 11/30/2016                   6,156                     5,551
 12/31/2016                   6,268                     5,651
  1/31/2017                   6,299                     5,659
  2/28/2017                   6,341                     5,670
  3/31/2017                   6,176                     5,519
  4/30/2017                   6,103                     5,436
  5/31/2017                   6,019                     5,364
  6/30/2017                   6,011                     5,354
  7/31/2017                   6,159                     5,475
  8/31/2017                   6,190                     5,497
  9/30/2017                   6,170                     5,489
 10/31/2017                   6,296                     5,606


                                                                        Past performance is not predictive of
                                                                        future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
         AVERAGE ANNUAL       ONE        FIVE         SINCE             would pay on fund distributions or the
         TOTAL RETURN         YEAR       YEARS      INCEPTION           redemption of fund shares.
         ---------------------------------------------------------      "Bloomberg data provided by Bloomberg
                              3.15%      -7.89%      -6.42%             Finance L.P."

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2017

   For the 12 months ended October 31, 2017, the Bloomberg Commodity Index Total Return returned 2.35%. Sectors with positive returns included livestock, which returned 30.58%, industrial metals, which returned 29.53%, and energy, which returned 2.32%. Sectors with negative returns included agriculture, which returned -14.60%, and precious metals, which returned -2.83%.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return, the Portfolio's benchmark. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark. For the period, the average duration of the Portfolio's fixed income securities remained near 1.80 years.

   For the 12 months ended October 31, 2017, the total return was 3.15% for the Portfolio and 2.35% for the Bloomberg Commodity Index Total Return. The Portfolio's outperformance can primarily be attributed to the premium realized by targeting higher expected returns in longer-dated contracts along individual commodity curves. The Portfolio also benefited from avoiding the liquidity demands during the index prescribed roll periods by rolling exposure earlier than the benchmark and rebalancing annually after the benchmark. Relative outperformance is also attributable to the Portfolio's allocation to credit relative to the financing costs associated with the commodity futures and swaps exposure during a period with positive realized credit premiums.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2017
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/17  10/31/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,031.70    0.33%    $1.69
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.54    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA COMMODITY STRATEGY PORTFOLIO
Corporate....................................  43.2%
Government...................................  23.6%
Foreign Corporate............................  22.2%
Foreign Government...........................  10.4%
Supranational................................   0.6%
                                              ------
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                    FACE
                                                   AMOUNT^      VALUE+
                                                   -------      ------
                                                    (000)
BONDS -- (64.7%)
AUSTRALIA -- (5.5%)
Australia & New Zealand Banking Group, Ltd.
    3.250%, 06/03/20............................. AUD  1,665 $  1,297,910
Commonwealth Bank of Australia
    2.300%, 09/06/19.............................     10,100   10,157,062
    5.000%, 10/15/19.............................     10,000   10,548,117
    7.250%, 02/05/20............................. AUD 12,000   10,152,341
##  2.250%, 03/10/20.............................      5,000    5,018,905
    5.000%, 03/19/20.............................      5,000    5,325,437
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................      4,500    4,548,372
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................      9,500    9,573,758
    2.125%, 05/22/20.............................        745      744,999
Westpac Banking Corp.
    2.250%, 07/30/18.............................      3,200    3,215,963
    7.250%, 02/11/20............................. AUD  9,700    8,215,956
    2.150%, 03/06/20.............................      5,000    5,010,027
    2.300%, 05/26/20.............................     18,774   18,876,339
                                                             ------------
TOTAL AUSTRALIA..................................              92,685,186
                                                             ------------

CANADA -- (7.9%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................      5,000    4,990,396
Bank of Montreal
    2.375%, 01/25/19.............................      9,620    9,678,470
British Columbia, Province of Canada
    4.650%, 12/18/18............................. CAD 10,000    8,029,222
Canada Housing Trust No 1
##  2.350%, 12/15/18............................. CAD 30,000   23,505,852
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD  6,000    4,615,177
Potash Corp. of Saskatchewan, Inc.
    6.500%, 05/15/19.............................      1,446    1,535,994
Province of Ontario Canada
    1.650%, 09/27/19.............................      6,103    6,074,571
Quebec, Province of Canada
    4.500%, 12/01/18............................. CAD 10,000    8,002,635
Royal Bank of Canada
    1.500%, 01/16/18.............................        600      600,107
    2.200%, 07/27/18.............................      1,005    1,009,236
    1.800%, 07/30/18.............................      7,442    7,448,390
    2.890%, 10/11/18............................. CAD 30,000   23,524,920
    1.500%, 07/29/19.............................      4,625    4,593,636
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................     10,000    9,992,713
    2.125%, 07/02/19.............................     19,850   19,940,802
                                                             ------------
TOTAL CANADA.....................................             133,542,121
                                                             ------------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000 $ 4,961,700
    1.750%, 05/21/19.............................   1,150   1,149,510
                                                          -----------
TOTAL FINLAND....................................           6,111,210
                                                          -----------

FRANCE -- (1.3%)
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,949,723
Orange SA
    1.625%, 11/03/19.............................   2,000   1,986,031
Total Capital International SA
    2.100%, 06/19/19.............................  18,335  18,435,130
                                                          -----------
TOTAL FRANCE.....................................          22,370,884
                                                          -----------

GERMANY -- (1.5%)
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   1,500   1,507,833
Deutsche Bank AG
    2.950%, 08/20/20.............................   7,018   7,085,217
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................   3,000   2,965,322
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   3,650   3,626,257
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................  10,000   9,993,819
                                                          -----------
TOTAL GERMANY....................................          25,178,448
                                                          -----------

IRELAND -- (0.2%)
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     299,661
    2.500%, 03/15/20.............................   3,750   3,800,841
                                                          -----------
TOTAL IRELAND....................................           4,100,502
                                                          -----------

ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500   1,506,065
    3.875%, 01/15/19.............................   2,570   2,620,075
                                                          -----------
TOTAL ITALY......................................           4,126,140
                                                          -----------

JAPAN -- (2.3%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   2,575   2,575,293
    2.250%, 08/15/19.............................   2,000   2,012,069
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................     850     853,946
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,043,425

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500 $ 3,520,007
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149   4,163,203
    1.400%, 05/20/19.............................   8,168   8,122,788
    2.125%, 07/18/19.............................   1,080   1,085,362
    1.550%, 10/18/19.............................  10,000   9,944,555
    2.150%, 03/12/20.............................   5,550   5,576,369
                                                          -----------
TOTAL JAPAN......................................          38,897,017
                                                          -----------

NETHERLANDS -- (4.4%)
Bank Nederlandse Gemeenten NV
##  1.750%, 10/05/20.............................  24,800  24,634,088
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................   2,800   2,801,669
    2.250%, 01/14/19.............................   9,665   9,714,825
ING Bank NV
##  2.500%, 10/01/19.............................   3,000   3,022,857
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   1,022   1,057,105
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................   4,362   4,331,902
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,010,777
    2.000%, 11/15/18.............................   2,350   2,358,526
    4.300%, 09/22/19.............................  12,204  12,702,980
    4.375%, 03/25/20.............................   9,400   9,923,611
                                                          -----------
TOTAL NETHERLANDS................................          74,558,340
                                                          -----------

NORWAY -- (0.7%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   4,997,970
    1.625%, 01/15/20.............................   5,450   5,424,020
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,037,383
                                                          -----------
TOTAL NORWAY.....................................          11,459,373
                                                          -----------

SPAIN -- (0.7%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................   2,000   2,101,697
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................   4,992   5,022,778
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................   1,800   1,812,480
    5.134%, 04/27/20.............................   2,200   2,351,325
                                                          -----------
TOTAL SPAIN......................................          11,288,280
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
Council Of Europe Development Bank
    1.750%, 11/14/19.............................   7,000   6,993,433
                                                          -----------

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
SWEDEN -- (3.1%)
Kommuninvest I Sverige AB
    0.750%, 02/16/20............................. SEK 100,000 $12,183,751
Nordea Bank AB
    2.375%, 04/04/19.............................      15,000  15,098,907
Svensk Exportkredit AB
    1.875%, 06/17/19.............................      17,000  17,019,890
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................       2,900   2,901,177
    2.250%, 06/17/19.............................       5,000   5,028,751
                                                              -----------
TOTAL SWEDEN.....................................              52,232,476
                                                              -----------

SWITZERLAND -- (1.2%)
Novartis Capital Corp.
    4.400%, 04/24/20.............................       9,500  10,076,696
UBS AG
    1.800%, 03/26/18.............................       3,350   3,353,748
    2.375%, 08/14/19.............................       1,500   1,509,503
    2.350%, 03/26/20.............................       6,000   6,037,772
                                                              -----------
TOTAL SWITZERLAND................................              20,977,719
                                                              -----------

UNITED KINGDOM -- (0.7%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................       6,958   6,954,922
BP Capital Markets P.L.C.
    4.750%, 03/10/19.............................       3,610   3,750,224
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................       1,028   1,050,886
HSBC USA, Inc.
    1.625%, 01/16/18.............................         820     820,071
                                                              -----------
TOTAL UNITED KINGDOM.............................              12,576,103
                                                              -----------

UNITED STATES -- (34.2%)
3M Co.
    1.625%, 06/15/19.............................       3,200   3,199,539
Abbott Laboratories
    5.125%, 04/01/19.............................       2,835   2,959,667
American International Group, Inc.
    2.300%, 07/16/19.............................       1,500   1,506,607
AmerisourceBergen Corp.
    4.875%, 11/15/19.............................       2,000   2,106,606
Amgen, Inc.
    2.200%, 05/11/20.............................       9,990  10,009,803
Apple, Inc.
    1.100%, 08/02/19.............................       4,045   4,004,482
    1.900%, 02/07/20.............................      36,000  36,045,539
    2.000%, 05/06/20.............................       4,522   4,534,796
Assurant, Inc.
    2.500%, 03/15/18.............................         203     203,695
AT&T, Inc.
    1.400%, 12/01/17.............................       3,400   3,400,000
    2.300%, 03/11/19.............................         575     577,325
Bank of America Corp.
    2.600%, 01/15/19.............................       4,000   4,026,100

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^    VALUE+
                                                   -------    ------
                                                    (000)
UNITED STATES -- (Continued)
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................     1,000 $ 1,003,650
BB&T Corp.
    1.450%, 01/12/18.............................       170     170,001
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................     2,500   2,500,731
    2.100%, 08/14/19.............................     2,800   2,817,763
Boston Scientific Corp.
    2.650%, 10/01/18.............................     1,000   1,007,060
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................     1,000   1,005,462
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................       250     262,952
CA, Inc.
    5.375%, 12/01/19.............................     5,245   5,561,728
Capital One Bank USA NA
    2.300%, 06/05/19.............................     1,242   1,244,241
Capital One NA/Mclean
    2.400%, 09/05/19.............................     6,536   6,559,388
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................     6,000   6,042,785
    7.050%, 10/01/18.............................     5,000   5,238,643
CBS Corp.
    2.300%, 08/15/19.............................     1,500   1,509,254
Chevron Corp.
    1.345%, 11/15/17.............................     3,435   3,435,393
    1.718%, 06/24/18.............................     1,425   1,425,797
    2.193%, 11/15/19.............................    15,000  15,113,449
    1.961%, 03/03/20.............................     8,000   8,018,198
Cisco Systems, Inc.
    1.400%, 02/28/18.............................     9,958   9,957,411
    2.125%, 03/01/19.............................    10,000  10,054,098
    1.400%, 09/20/19.............................    14,935  14,841,117
Citigroup, Inc.
    2.050%, 12/07/18.............................     7,281   7,287,797
    2.550%, 04/08/19.............................       750     756,382
Coca-Cola Co. (The)
    2.600%, 06/09/20............................. AUD 3,350   2,577,106
Comcast Corp.
    5.700%, 05/15/18.............................       732     748,056
Comerica, Inc.
    2.125%, 05/23/19.............................     4,000   4,001,738
ConocoPhillips Co.
    1.050%, 12/15/17.............................     3,000   2,998,718
CVS Health Corp.
    2.250%, 12/05/18.............................     6,500   6,524,377
Danaher Corp.
    1.650%, 09/15/18.............................       324     324,119
Dollar General Corp.
    1.875%, 04/15/18.............................     2,334   2,334,482
Eastman Chemical Co.
    2.700%, 01/15/20.............................     3,883   3,927,118

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  10,927 $11,251,749
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................     825     824,782
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  19,430  19,424,771
    1.912%, 03/06/20.............................   3,950   3,955,130
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,500   1,525,855
    2.551%, 10/05/18.............................   5,000   5,030,123
General Mills, Inc.
    2.200%, 10/21/19.............................   3,500   3,513,759
General Motors Financial Co., Inc.
    3.150%, 01/15/20.............................   5,000   5,091,221
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   3,558   3,562,361
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................   4,082   4,362,599
    2.300%, 12/13/19.............................     600     601,687
    6.000%, 06/15/20.............................   8,000   8,746,151
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................     585     581,735
Harris Corp.
    1.999%, 04/27/18.............................   6,500   6,507,251
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,615,700
Intel Corp.
    1.350%, 12/15/17.............................   1,000   1,000,015
International Business Machines Corp.
#   1.950%, 02/12/19.............................   8,250   8,277,992
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,015,426
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................   3,500   3,718,609
KeyBank NA
    2.350%, 03/08/19.............................   7,000   7,043,098
Kraft Heinz Foods Co.
    2.800%, 07/02/20.............................   3,550   3,595,113
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,003,212
    1.500%, 09/30/19.............................   1,565   1,548,093
Lam Research Corp.
    2.750%, 03/15/20.............................   1,098   1,112,621
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   6,965,700
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,440,909
McDonald's Corp.
    5.350%, 03/01/18.............................   2,000   2,024,893
    2.100%, 12/07/18.............................   8,000   8,036,050
McKesson Corp.
    1.400%, 03/15/18.............................     614     613,480
    2.284%, 03/15/19.............................   5,500   5,519,238

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Merck & Co., Inc.
    1.850%, 02/10/20.............................  25,500 $25,490,880
Microsoft Corp.
    1.100%, 08/08/19.............................   4,930   4,877,924
    1.850%, 02/12/20.............................   7,000   7,001,682
Molson Coors Brewing Co.
##  2.250%, 03/15/20.............................  12,857  12,855,537
Mondelez International, Inc.
    1.625%, 10/28/19.............................   2,000   1,979,895
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,701,854
Morgan Stanley
    7.300%, 05/13/19.............................   6,000   6,465,116
Nasdaq, Inc.
    5.550%, 01/15/20.............................   1,850   1,981,598
NetApp, Inc.
    2.000%, 12/15/17.............................   5,700   5,700,798
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................   1,500   1,517,222
NiSource Finance Corp.
    6.800%, 01/15/19.............................     307     324,147
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,028,576
Oracle Corp.
    2.250%, 10/08/19.............................  31,780  32,090,799
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900   1,902,002
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,000,130
    2.100%, 05/15/19.............................  30,877  31,052,974
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   2,751   2,810,942
    1.875%, 01/15/19.............................   2,500   2,502,998
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,409,917
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     519,858
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000     999,626
    2.100%, 05/20/20.............................   4,991   5,002,282
Republic Services, Inc.
    5.500%, 09/15/19.............................   1,167   1,241,482
Reynolds American, Inc.
    2.300%, 06/12/18.............................   1,606   1,610,834
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,503,578
Ryder System, Inc.
    2.550%, 06/01/19.............................   1,500   1,512,773
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   1,500   1,513,885
Southern Co. (The)
    2.450%, 09/01/18.............................   2,324   2,336,243
Southern Power Co.
    2.375%, 06/01/20.............................   1,645   1,644,342
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,480   5,549,416
State Street Corp.
    2.550%, 08/18/20.............................   1,160   1,180,848

                                                      FACE
                                                     AMOUNT^      VALUE+
                                                     -------      ------
                                                      (000)
UNITED STATES -- (Continued)
Stryker Corp.
      1.300%, 04/01/18.............................       600 $      599,263
      2.000%, 03/08/19.............................     8,000      8,016,670
SunTrust Banks, Inc.
      2.500%, 05/01/19.............................     7,735      7,798,321
Target Corp.
      2.300%, 06/26/19.............................    10,000     10,092,720
TD Ameritrade Holding Corp.
      5.600%, 12/01/19.............................     1,000      1,071,631
Thermo Fisher Scientific, Inc.
      2.400%, 02/01/19.............................     3,000      3,015,858
Time Warner, Inc.
      4.875%, 03/15/20.............................     2,985      3,164,137
Total System Services, Inc.
      2.375%, 06/01/18.............................     5,500      5,513,924
UnitedHealth Group, Inc.
      1.400%, 12/15/17.............................       956        956,013
      1.625%, 03/15/19.............................     3,000      2,995,336
US Bank NA
      1.400%, 04/26/19.............................     7,530      7,490,948
      2.125%, 10/28/19.............................     5,000      5,023,062
Verizon Communications, Inc.
      2.625%, 02/21/20.............................     1,288      1,307,045
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.............................       470        474,938
Walt Disney Co. (The)
      1.500%, 09/17/18.............................       255        254,840
Wells Fargo & Co.
      1.500%, 01/16/18.............................       700        700,146
Whirlpool Co.
      1.650%, 11/01/17.............................     7,000      7,000,000
                                                              --------------
TOTAL UNITED STATES................................              578,117,506
                                                              --------------
TOTAL BONDS........................................            1,095,214,738
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (32.8%)
U.S. Treasury Notes
++    1.375%, 06/30/18.............................    77,000     77,006,190
      1.125%, 04/30/20.............................     6,000      5,918,672
      1.375%, 05/31/20.............................   156,000    154,756,875
++    1.625%, 07/31/20.............................   233,000    232,426,601
#     1.375%, 08/31/20.............................    45,000     44,565,820
      2.000%, 09/30/20.............................    40,000     40,300,000
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS....................              554,974,158
                                                              --------------
TOTAL INVESTMENT SECURITIES........................            1,650,188,896
                                                              --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@  DFA Short Term Investment Fund............... 3,665,082     42,408,663
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,699,316,689)............................            $1,692,597,559
                                                              ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


At October 31, 2017, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                      SETTLEMENT         APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD          COUNTERPARTY                  DATE           (DEPRECIATION)
------------------ --------------- ----------------------------- ----------             --------------
AUD   29,451,407   USD  22,534,449 Citibank, N.A.                        11/02/17         $    6,181
USD    2,644,569   AUD   3,382,519 Citibank, N.A.                        11/02/17             55,759
USD    9,002,616   AUD  11,460,685 Citibank, N.A.                        11/02/17            231,182
USD   11,490,577   AUD  14,608,203 Citibank, N.A.                        11/02/17            310,191
USD    8,123,206   CAD  10,173,918 National Australia Bank Ltd.          11/17/17            235,996
USD    8,230,562   CAD  10,575,308 Barclays Capital                      11/17/17             32,179
USD   16,236,178   CAD  20,259,242 Barclays Capital                      11/17/17            530,439
USD   37,715,014   CAD  47,071,490 Citibank, N.A.                        11/17/17          1,223,396
USD   12,742,192   SEK 102,973,708 Barclays Capital                      01/12/18            385,215
                                                                                          ----------
                                                                   TOTAL APPRECIATION     $3,010,538

USD   22,804,265   AUD  29,827,689 Citibank, N.A.                        01/30/18         $   (6,379)
                                                                                          ----------
                                                                   TOTAL (DEPRECIATION)   $   (6,379)
                                                                                          ----------

                                                                   TOTAL APPRECIATION
                                                                   (DEPRECIATION)         $3,004,159
                                                                                          ==========

At October 31, 2017, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
Brent Crude Oil Futures.......    120     11/30/17  $  6,599,656 $  7,312,800   $  713,144
CBT Wheat Futures.............    137     12/14/17     3,194,258    2,866,725     (327,533)
Coffee 'C' Futures............     39     12/18/17     1,994,376    1,829,588     (164,788)
Copper Futures................    104     12/27/17     7,587,373    8,062,600      475,227
Corn Futures..................    361     12/14/17     6,536,122    6,240,787     (295,335)
Cotton No.2 Futures...........     34     12/06/17     1,153,006    1,162,460        9,454
Gasoline RBOB Futures.........     47     12/29/17     3,064,749    3,380,475      315,726
Gold 100 Oz Futures...........     83     12/27/17    10,575,697   10,545,150      (30,547)
Heating Oil Futures...........     46     12/29/17     3,393,668    3,632,933      239,265
KCB Wheat Futures.............     48     12/14/17     1,127,405      999,600     (127,805)
LME Nickel Futures............     55     11/13/17     3,415,856    4,046,295      630,439
LME Nickel Futures............     42     01/15/18     2,684,233    3,098,592      414,359
LME Prime Aluminum Futures....    143     11/13/17     7,146,090    7,672,844      526,754
LME Prime Aluminum Futures....    108     01/15/18     5,725,139    5,827,950      102,811
LME Zinc Futures..............     53     11/13/17     3,859,653    4,384,425      524,772
LME Zinc Futures..............     41     01/15/18     3,372,683    3,357,900      (14,783)
Lean Hogs Futures.............     71     12/14/17     1,635,337    1,931,200      295,863
Live Cattle Futures...........     76     12/29/17     3,417,059    3,819,000      401,941
Natural Gas Futures...........    212     12/27/17     6,820,706    6,415,120     (405,586)
Silver Futures................     43     12/27/17     3,650,803    3,588,995      (61,808)
Soybean Futures...............    102     01/12/18     4,934,500    5,022,225       87,725
Soybean Meal Futures..........     81     01/12/18     2,559,067    2,541,780      (17,287)
Soybean Oil Futures...........    117     01/12/18     2,314,191    2,451,384      137,193
Sugar #11 Futures.............    128     02/28/18     2,087,000    2,113,126       26,126
WTI Crude Futures.............    114     12/19/17     5,810,933    6,223,260      412,327
                                                    ------------ ------------   ----------
TOTAL.........................                      $104,659,560 $108,527,214   $3,867,654
                                                    ------------ ------------   ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                                  UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------                    --------- ---------- ------------  ------------  --------------
SHORT POSITION CONTRACTS:
LME Nickel Futures............     (6)    01/15/18  $   (409,654) $   (442,656)   $  (33,002)
LME Nickel Futures............    (55)    11/13/17    (3,531,376)   (4,046,295)     (514,919)
LME Prime Aluminum Futures....    (15)    01/15/18      (806,936)     (809,437)       (2,501)
LME Prime Aluminum Futures....   (143)    11/13/17    (7,499,416)   (7,672,844)     (173,428)
LME Zinc Futures..............     (5)    01/15/18      (395,228)     (409,500)      (14,272)
LME Zinc Futures..............    (53)    11/13/17    (4,294,666)   (4,384,425)      (89,759)
                                                    ------------  ------------    ----------
TOTAL.........................                      $(16,937,276) $(17,765,157)   $ (827,881)
                                                    ------------  ------------    ----------
TOTAL FUTURES CONTRACTS.......                      $ 87,722,284  $ 90,762,057    $3,039,773
                                                    ============  ============    ==========

At October 31, 2017, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                 PAYMENTS
                                                 RECEIVED               UPFRONT  UPFRONT               UNREALIZED
REFERENCE                         NOTIONAL       (PAID) BY   EXPIRATION PREMIUMS PREMIUMS   MARKET    APPRECIATION
ENTITY         COUNTERPARTY        AMOUNT        THE FUND       DATE      PAID   RECEIVED   VALUE    (DEPRECIATION)
---------     --------------- ----------------  -----------  ---------- -------- -------- ---------- --------------
Custom Index* Bank of America
              Corp.           USD (194,041,395) (Fixed Rate)  12/19/17     --       --    $  648,262   $  648,262
Custom Index* Citibank, N.A.  USD (218,510,063) (Fixed Rate)  12/21/17     --       --       730,156      730,156
Custom Index* Citibank, N.A.  USD (211,135,511) (Fixed Rate)  12/21/17     --       --       488,967      488,967
Custom Index* Credit Suisse   USD (185,905,082) (Fixed Rate)  11/28/17     --       --       497,773      497,773
Custom Index* Credit Suisse   USD (224,297,660) (Fixed Rate)  11/28/17     --       --       364,334      364,334
Custom Index* Bank of America
              Corp            USD (154,840,049) (Fixed Rate)  12/19/17     --       --       358,620      358,620
Custom Index* UBS AG          USD (259,060,363) (Fixed Rate)  01/31/18     --       --       935,330      935,330
Custom Index* UBS AG          USD (102,081,505) (Fixed Rate)  01/31/18     --       --       265,034      265,034
Custom Index* Deutsche Bank   USD  (75,727,062) (Fixed Rate)  11/28/17     --       --       200,636      200,636
                                                                           --       --    ----------   ----------
    TOTAL                                                                  --       --    $4,489,112   $4,489,112
                                                                           ==       ==    ==========   ==========

  * Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                           LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                           ------- ------------ ------- ------------
Bonds
 Australia................................   --    $ 92,685,186   --    $ 92,685,186
 Canada...................................   --     133,542,121   --     133,542,121
 Finland..................................   --       6,111,210   --       6,111,210
 France...................................   --      22,370,884   --      22,370,884
 Germany..................................   --      25,178,448   --      25,178,448
 Ireland..................................   --       4,100,502   --       4,100,502
 Italy....................................   --       4,126,140   --       4,126,140
 Japan....................................   --      38,897,017   --      38,897,017
 Netherlands..............................   --      74,558,340   --      74,558,340
 Norway...................................   --      11,459,373   --      11,459,373
 Spain....................................   --      11,288,280   --      11,288,280
 Supranational Organization Obligations...   --       6,993,433   --       6,993,433
 Sweden...................................   --      52,232,476   --      52,232,476
 Switzerland..............................   --      20,977,719   --      20,977,719

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------------
                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                           ---------- -------------- ------- --------------
 United Kingdom...........................         -- $   12,576,103   --    $   12,576,103
 United States............................         --    578,117,506   --       578,117,506
U.S. Treasury Obligations.................         --    554,974,158   --       554,974,158
Securities Lending Collateral.............         --     42,408,663   --        42,408,663
Swap Agreements**.........................         --      4,489,112   --         4,489,112
Futures Contracts**....................... $3,039,773             --   --         3,039,773
Forward Currency Contracts**..............         --      3,004,159   --         3,004,159
                                           ---------- --------------   --    --------------
TOTAL..................................... $3,039,773 $1,700,090,830   --    $1,703,130,603
                                           ========== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $41,578 of securities on loan).................. $    1,650,189
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $42,415)...............................................................         42,409
Segregated Cash for Swap Contracts..............................................         10,152
Cash............................................................................         56,218
Receivables:
 Dividends, Interest and Tax Reclaims...........................................          9,339
 Securities Lending Income......................................................             12
 Fund Shares Sold...............................................................          1,008
 Futures Margin Variation.......................................................          1,223
Unrealized Gain on Swap Contracts...............................................          4,489
Unrealized Gain on Forward Currency Contracts...................................          3,011
Prepaid Expenses and Other Assets...............................................             46
                                                                                 --------------
     Total Assets...............................................................      1,778,096
                                                                                 --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned...............................................         42,433
 Fund Shares Redeemed...........................................................          1,231
 Due to Advisor.................................................................            437
Segregated Cash for Swap Contracts..............................................          5,532
Unrealized Loss on Forward Currency Contracts...................................              6
Accrued Expenses and Other Liabilities..........................................            136
                                                                                 --------------
     Total Liabilities..........................................................         49,775
                                                                                 --------------
NET ASSETS...................................................................... $    1,728,321
                                                                                 ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................................    289,105,302
                                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........................ $         5.98
                                                                                 ==============
Investments at Cost............................................................. $    1,656,906
                                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $    1,696,015
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)........................................................................         30,284
Accumulated Net Realized Gain (Loss)............................................         (1,759)
Net Unrealized Foreign Exchange Gain (Loss).....................................          2,975
Net Unrealized Appreciation (Depreciation)......................................            806
                                                                                 --------------
NET ASSETS...................................................................... $    1,728,321
                                                                                 ==============
(1) NUMBER OF SHARES AUTHORIZED.................................................  1,800,000,000
                                                                                 ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO#

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
 Interest........................................................................................... $24,768
 Income from Securities Lending.....................................................................     202
                                                                                                     -------
     Total Investment Income........................................................................  24,970
                                                                                                     -------
EXPENSES
 Investment Management Fees.........................................................................   6,065
 Accounting & Transfer Agent Fees...................................................................     103
 Custodian Fees.....................................................................................      54
 Filing Fees........................................................................................     108
 Shareholders' Reports..............................................................................      71
 Directors'/Trustees' Fees & Expenses...............................................................      17
 Professional Fees..................................................................................      59
 Other..............................................................................................      45
                                                                                                     -------
     Total Expenses.................................................................................   6,522
                                                                                                     -------
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D)..  (1,059)
 Fees Paid Indirectly (Note C)......................................................................     (19)
                                                                                                     -------
 Net Expenses.......................................................................................   5,444
                                                                                                     -------
 NET INVESTMENT INCOME (LOSS).......................................................................  19,526
                                                                                                     -------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**.....................................................................  (2,466)
   Affiliated Investment Companies Shares Sold......................................................     (22)
   Futures..........................................................................................  (4,294)
   Swap Contracts...................................................................................  11,651
   Foreign Currency Transactions....................................................................     (42)
   Forward Currency Contracts.......................................................................      49
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................................................  (8,171)
   Affiliated Investment Companies Shares...........................................................      (4)
   Futures..........................................................................................   4,164
   Swap Contracts...................................................................................  26,047
   Translation of Foreign Currency Denominated Amounts..............................................     (30)
   Forward Currency Contracts.......................................................................   3,005
                                                                                                     -------
 NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................  29,887
                                                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $49,413
                                                                                                     =======

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                 DFA COMMODITY STRATEGY
                                                                                        PORTFOLIO
                                                                                 ----------------------
                                                                                    YEAR        YEAR
                                                                                   ENDED       ENDED
                                                                                  OCT. 31,    OCT. 31,
                                                                                    2017        2016
                                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)................................................... $   19,526  $   12,561
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................................     (2,466)        484
   Affiliated Investment Companies Shares Sold..................................        (22)         --
   Futures......................................................................     (4,294)      5,533
   Swap Contracts...............................................................     11,651      22,428
   Foreign Currency Transactions................................................        (42)         --
   Forward Currency Contracts...................................................         49          --
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................................     (8,171)      1,678
   Affiliated Investment Companies Shares.......................................         (4)         --
   Futures......................................................................      4,164           9
   Swap Contracts...............................................................     26,047     (20,194)
   Translation of Foreign Currency Denominated Amounts..........................        (30)         --
   Forward Currency Contracts...................................................      3,005          --
                                                                                 ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations............     49,413      22,499
                                                                                 ----------  ----------
Distributions From:
 Net Investment Income:
   Institutional Class Shares...................................................    (22,518)     (7,538)
 Net Short-Term Gains:
   Institutional Class Shares...................................................       (875)         --
 Net Long-Term Gains:
   Institutional Class Shares...................................................         --        (155)
                                                                                 ----------  ----------
     Total Distributions........................................................    (23,393)     (7,693)
                                                                                 ----------  ----------
Capital Share Transactions (1):
 Shares Issued..................................................................    723,399   1,017,341
 Shares Issued in Lieu of Cash Distributions....................................     22,385       7,499
 Shares Redeemed................................................................   (641,580)   (648,620)
                                                                                 ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....................    104,204     376,220
                                                                                 ----------  ----------
     Total Increase (Decrease) in Net Assets....................................    130,224     391,026
NET ASSETS
 Beginning of Year..............................................................  1,598,097   1,207,071
                                                                                 ----------  ----------
 End of Year.................................................................... $1,728,321  $1,598,097
                                                                                 ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..................................................................    123,067     183,938
 Shares Issued in Lieu of Cash Distributions....................................      3,816       1,318
 Shares Redeemed................................................................   (109,656)   (116,801)
                                                                                 ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed....................     17,227      68,455
                                                                                 ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)........................................................................ $   30,284  $   32,632

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA COMMODITY STRATEGY PORTFOLIO
                                                     -----------------------------------------------------------
                                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2017         2016         2015         2014        2013
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................. $     5.88  $     5.93   $     8.00   $     8.30   $   9.40
                                                     ----------  ----------   ----------   ----------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................       0.07        0.05         0.05         0.06       0.06
 Net Gains (Losses) on Securities (Realized and
   Unrealized)......................................       0.11       (0.07)       (2.05)       (0.31)     (1.10)
                                                     ----------  ----------   ----------   ----------   --------
   Total from Investment Operations.................       0.18       (0.02)       (2.00)       (0.25)     (1.04)
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................      (0.08)      (0.03)       (0.06)       (0.04)     (0.04)
 Net Realized Gains.................................         --          --        (0.01)       (0.01)     (0.02)
                                                     ----------  ----------   ----------   ----------   --------
   Total Distributions..............................      (0.08)      (0.03)       (0.07)       (0.05)     (0.06)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................ $     5.98  $     5.88   $     5.93   $     8.00   $   8.30
==================================================== ==========  ==========   ==========   ==========   ========
Total Return........................................       3.15%      (0.26)%     (25.16)%      (3.08)%   (11.15)%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................. $1,728,321  $1,598,097   $1,207,071   $1,194,191   $786,314
Ratio of Expenses to Average Net Assets.............       0.33%       0.33%        0.34%        0.33%      0.34%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly)..............................       0.39%       0.40%        0.40%        0.39%      0.40%
Ratio of Net Investment Income to Average Net Assets       1.17%       0.95%        0.77%        0.65%      0.66%
Portfolio Turnover Rate.............................        102%        159%         124%         104%        64%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The

Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2017, the Portfolio held a $397,635,322 investment in the Subsidiary, representing 23.01% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2017, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2017, approximately $1,059 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $19

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $303 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $24

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Portfolio's transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                        U.S. GOVERNMENT     OTHER INVESTMENT
                                          SECURITIES           SECURITIES
                                     --------------------- ------------------
                                     PURCHASES    SALES    PURCHASES  SALES
                                     ---------- ---------- --------- --------
   DFA Commodity Strategy Portfolio. $1,138,550 $1,067,377 $582,484  $567,753

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                      NET REALIZED                                        DIVIDEND
                                                      GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                      ON SALES OF   UNREALIZED                           AFFILIATED
                     BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                      10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                    ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA COMMODITY
 STRATEGY PORTFOLIO
DFA Short Term
 Investment Fund....  $102,403  $3,976,582 $4,036,550     $(22)         $(4)      $42,409      3,665       $1,332
                      --------  ---------- ----------     ----          ---       -------      -----       ------
TOTAL...............  $102,403  $3,976,582 $4,036,550     $(22)         $(4)      $42,409      3,665       $1,332
                      ========  ========== ==========     ====          ===       =======      =====       ======

                     CAPITAL GAIN
                     DISTRIBUTIONS
                         FROM
                      AFFILIATED
                      INVESTMENT
-                    -------------
DFA COMMODITY
 STRATEGY PORTFOLIO
DFA Short Term
 Investment Fund....      --
                          --
TOTAL...............      --
                          ==

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.     $5,774           $644         $(6,418)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- -------
     DFA Commodity Strategy Portfolio
     2016.............................    $ 7,540         $154      $ 7,694
     2017.............................     23,393           --       23,393

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(5,774)         --       $(5,774)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $39,616          --          $(1,758)      $(5,453)       $32,405

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 UNLIMITED TOTAL
                                                 --------- ------
               DFA Commodity Strategy Portfolio.  $1,758   $1,758

   During the year ended October 31, 2017, the Portfolio did not utilize capital loss carryforwards.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET
                                                                         UNREALIZED
                                   FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                   TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,708,552   $12,059      $(17,481)     $(5,422)

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                           FORWARD
                                          CURRENCY             SWAP
                                          CONTRACTS FUTURES  CONTRACTS
                                          --------- -------- ----------
        DFA Commodity Strategy Portfolio.  $17,238  $133,656 $1,519,367

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2017:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward Currency          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                  ---------------------------------------------------------
                                    TOTAL VALUE     FORWARD            COMMODITY
                                         AT        CURRENCY   EQUITY    FUTURES     SWAP
                                  OCTOBER 31, 2017 CONTRACTS CONTRACTS CONTRACTS* CONTRACTS
                                  ---------------- --------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.     $12,813       $3,011      --      $ 5,313    $4,489

                                                 LIABILITY DERIVATIVES VALUE
                                  ---------------------------------------------------------
                                    TOTAL VALUE     FORWARD            COMMODITY
                                         AT        CURRENCY   EQUITY    FUTURES     SWAP
                                  OCTOBER 31, 2017 CONTRACTS CONTRACTS CONTRACTS* CONTRACTS
                                  ---------------- --------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.     $(2,279)      $   (6)     --      $(2,273)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2017:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of: Futures
Forward Currency Contracts   Net Realized Gain (Loss) on: Forward Currency Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Forward Currency Contracts
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                       REALIZED GAIN (LOSS) ON DERIVATIVES
                                      -------------------------------------
                                               FORWARD  COMMODITY
                                              CURRENCY   FUTURES    SWAP
                                       TOTAL  CONTRACTS CONTRACTS CONTRACTS
                                      ------- --------- --------- ---------
    DFA Commodity Strategy Portfolio. $ 7,406  $   49    $(4,294)  $11,651

                                        CHANGE IN UNREALIZED APPRECIATION
                                          (DEPRECIATION) ON DERIVATIVES
                                      -------------------------------------
                                               FORWARD  COMMODITY
                                              CURRENCY   FUTURES    SWAP
                                       TOTAL  CONTRACTS CONTRACTS CONTRACTS
                                      ------- --------- --------- ---------
    DFA Commodity Strategy Portfolio. $33,216  $3,005    $ 4,164   $26,047

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2017 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
-                    AMOUNTS OF STATEMENTS  ---------------------         AMOUNTS OF  STATEMENTS  ----------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- -----------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Forward Currency
 Contracts..........   $3,011     $3,011        $(6)          --   $3,005     $ 6         $ 6         $(6)        --       --
Swap Contracts......    4,489      4,489         --      $(1,063)   3,426      --          --          --         --       --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the year ended October 31, 2017.

J. SECURITIES LENDING:

   As of October 31, 2017, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF OCTOBER 31, 2017
                                   --------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations.  $42,408,663     --         --         --    $42,408,663

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   At October 31, 2017, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2017

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
 4/30/2008                 $10,000                  $10,000
 5/31/2008                  10,000                   10,152
 6/30/2008                   9,006                    9,362
 7/31/2008                   8,752                    9,029
 8/31/2008                   8,381                    8,680
 9/30/2008                   7,404                    7,427
10/31/2008                   5,537                    5,882
11/30/2008                   5,194                    5,563
12/31/2008                   5,594                    5,856
 1/31/2009                   4,819                    5,310
 2/28/2009                   4,220                    4,772
 3/31/2009                   4,686                    5,087
 4/30/2009                   5,539                    5,743
 5/31/2009                   6,361                    6,469
 6/30/2009                   6,268                    6,402
 7/31/2009                   7,007                    7,003
 8/31/2009                   7,404                    7,339
 9/30/2009                   7,789                    7,641
10/31/2009                   7,467                    7,519
11/30/2009                   7,685                    7,705
12/31/2009                   7,769                    7,828
 1/31/2010                   7,316                    7,461
 2/28/2010                   7,340                    7,453
 3/31/2010                   7,920                    7,933
 4/30/2010                   7,781                    7,815
 5/31/2010                   6,874                    6,952
 6/30/2010                   6,751                    6,852
 7/31/2010                   7,584                    7,485
 8/31/2010                   7,209                    7,261
 9/30/2010                   7,990                    7,958
10/31/2010                   8,259                    8,241
11/30/2010                   7,836                    7,892
12/31/2010                   8,567                    8,528
 1/31/2011                   8,931                    8,712
 2/28/2011                   9,224                    9,035
 3/31/2011                   8,966                    8,854
 4/30/2011                   9,443                    9,336
 5/31/2011                   9,097                    9,059
 6/30/2011                   8,968                    8,930
 7/31/2011                   8,679                    8,783
 8/31/2011                   7,744                    8,040
 9/30/2011                   6,896                    7,233
10/31/2011                   7,555                    7,936
11/30/2011                   7,306                    7,569
12/31/2011                   7,106                    7,487
 1/31/2012                   7,579                    7,891
 2/29/2012                   7,974                    8,325
 3/31/2012                   7,907                    8,263
 4/30/2012                   7,622                    8,123
 5/31/2012                   6,676                    7,197
 6/30/2012                   7,146                    7,669
 7/31/2012                   7,112                    7,764
 8/31/2012                   7,407                    7,986
 9/30/2012                   7,665                    8,228
10/31/2012                   7,759                    8,286
11/30/2012                   7,877                    8,460
12/31/2012                   8,263                    8,716
 1/31/2013                   8,646                    9,144
 2/28/2013                   8,382                    9,053
 3/31/2013                   8,408                    9,125
 4/30/2013                   8,817                    9,541
 5/31/2013                   8,707                    9,327
 6/30/2013                   8,400                    8,978
 7/31/2013                   8,968                    9,455
 8/31/2013                   8,902                    9,333
 9/30/2013                   9,570                    9,993
10/31/2013                   9,901                   10,328
11/30/2013                   9,931                   10,391
12/31/2013                  10,149                   10,548
 1/31/2014                   9,775                   10,122
 2/28/2014                  10,328                   10,675
 3/31/2014                  10,249                   10,627
 4/30/2014                  10,420                   10,794
 5/31/2014                  10,529                   10,961
 6/30/2014                  10,661                   11,117
 7/31/2014                  10,419                   10,919
 8/31/2014                  10,419                   10,928
 9/30/2014                   9,956                   10,479
10/31/2014                   9,782                   10,312
11/30/2014                   9,787                   10,439
12/31/2014                   9,412                   10,092
 1/31/2015                   9,348                   10,056
 2/28/2015                  10,014                   10,657
 3/31/2015                   9,801                   10,479
 4/30/2015                  10,334                   10,933
 5/31/2015                  10,334                   10,838
 6/30/2015                  10,032                   10,530
 7/31/2015                   9,934                   10,697
 8/31/2015                   9,191                    9,917
 9/30/2015                   8,557                    9,417
10/31/2015                   9,216                   10,125
11/30/2015                   9,091                    9,964
12/31/2015                   8,798                    9,785
 1/31/2016                   8,107                    9,112
 2/29/2016                   7,843                    8,985
 3/31/2016                   8,438                    9,594
 4/30/2016                   8,841                    9,903
 5/31/2016                   8,675                    9,791
 6/30/2016                   8,356                    9,493
 7/31/2016                   8,727                    9,960
 8/31/2016                   8,958                    9,970
 9/30/2016                   9,063                   10,091
10/31/2016                   9,176                    9,895
11/30/2016                   9,215                    9,736
12/31/2016                   9,517                   10,054
 1/31/2017                   9,926                   10,354
 2/28/2017                   9,852                   10,473
 3/31/2017                  10,071                   10,739
 4/30/2017                  10,214                   10,967
 5/31/2017                  10,385                   11,333
 6/30/2017                  10,493                   11,343
 7/31/2017                  10,985                   11,681
 8/31/2017                  10,967                   11,678               Past performance is not predictive of
 9/30/2017                  11,357                   11,981               future performance.
10/31/2017                  11,561                   12,145               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE         SINCE              would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      INCEPTION            redemption of fund shares.
         -----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              25.99%      8.30%        1.54%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
               Portfolio - Institutional Class         (net dividends)
               -------------------------------     -----------------------
10/31/2007                $10,000                         $10,000
11/30/2007                  9,392                           9,609
12/31/2007                  9,188                           9,428
 1/31/2008                  8,444                           8,578
 2/29/2008                  8,334                           8,734
 3/31/2008                  8,434                           8,609
 4/30/2008                  8,809                           9,088
 5/31/2008                  8,812                           9,225
 6/30/2008                  7,938                           8,508
 7/31/2008                  7,713                           8,205
 8/31/2008                  7,387                           7,888
 9/30/2008                  6,525                           6,749
10/31/2008                  4,888                           5,345
11/30/2008                  4,588                           5,055
12/31/2008                  4,931                           5,322
 1/31/2009                  4,252                           4,825
 2/28/2009                  3,730                           4,337
 3/31/2009                  4,135                           4,623
 4/30/2009                  4,894                           5,219
 5/31/2009                  5,622                           5,879
 6/30/2009                  5,537                           5,818
 7/31/2009                  6,193                           6,364
 8/31/2009                  6,544                           6,669
 9/30/2009                  6,881                           6,944
10/31/2009                  6,604                           6,833
11/30/2009                  6,797                           7,002
12/31/2009                  6,876                           7,113
 1/31/2010                  6,477                           6,780
 2/28/2010                  6,497                           6,773
 3/31/2010                  7,015                           7,209
 4/30/2010                  6,894                           7,102
 5/31/2010                  6,083                           6,318
 6/30/2010                  5,977                           6,227
 7/31/2010                  6,723                           6,802
 8/31/2010                  6,391                           6,599
 9/30/2010                  7,075                           7,232
10/31/2010                  7,326                           7,489
11/30/2010                  6,952                           7,172
12/31/2010                  7,603                           7,750
 1/31/2011                  7,926                           7,917
 2/28/2011                  8,186                           8,210
 3/31/2011                  7,961                           8,046
 4/30/2011                  8,384                           8,484
 5/31/2011                  8,081                           8,232
 6/30/2011                  7,968                           8,115
 7/31/2011                  7,711                           7,981
 8/31/2011                  6,884                           7,307
 9/30/2011                  6,131                           6,573
10/31/2011                  6,721                           7,212
11/30/2011                  6,496                           6,879
12/31/2011                  6,322                           6,804
 1/31/2012                  6,747                           7,171
 2/29/2012                  7,094                           7,565
 3/31/2012                  7,039                           7,509
 4/30/2012                  6,785                           7,382
 5/31/2012                  5,947                           6,540
 6/30/2012                  6,366                           6,969
 7/31/2012                  6,340                           7,056
 8/31/2012                  6,598                           7,257
 9/30/2012                  6,833                           7,477
10/31/2012                  6,921                           7,530
11/30/2012                  7,027                           7,688
12/31/2012                  7,372                           7,920
 1/31/2013                  7,714                           8,310
 2/28/2013                  7,483                           8,227
 3/31/2013                  7,505                           8,292
 4/30/2013                  7,875                           8,670
 5/31/2013                  7,777                           8,476
 6/30/2013                  7,503                           8,158
 7/31/2013                  8,015                           8,592
 8/31/2013                  7,956                           8,482
 9/30/2013                  8,556                           9,081
10/31/2013                  8,852                           9,386
11/30/2013                  8,884                           9,443
12/31/2013                  9,077                           9,586
 1/31/2014                  8,742                           9,199
 2/28/2014                  9,241                           9,701
 3/31/2014                  9,175                           9,657
 4/30/2014                  9,328                           9,809
 5/31/2014                  9,430                           9,961
 6/30/2014                  9,544                          10,103
 7/31/2014                  9,331                           9,923
 8/31/2014                  9,331                           9,931
 9/30/2014                  8,923                           9,523
10/31/2014                  8,766                           9,371
11/30/2014                  8,771                           9,487
12/31/2014                  8,442                           9,171
 1/31/2015                  8,385                           9,139
 2/28/2015                  8,983                           9,685
 3/31/2015                  8,791                           9,523
 4/30/2015                  9,274                           9,935
 5/31/2015                  9,279                           9,849
 6/30/2015                  9,009                           9,569
 7/31/2015                  8,921                           9,721
 8/31/2015                  8,254                           9,013
 9/30/2015                  7,690                           8,558
10/31/2015                  8,277                           9,201
11/30/2015                  8,170                           9,055
12/31/2015                  7,909                           8,893
 1/31/2016                  7,288                           8,280
 2/29/2016                  7,056                           8,165
 3/31/2016                  7,588                           8,719
 4/30/2016                  7,955                           8,999
 5/31/2016                  7,806                           8,898
 6/30/2016                  7,520                           8,627
 7/31/2016                  7,858                           9,052
 8/31/2016                  8,065                           9,060
 9/30/2016                  8,159                           9,170
10/31/2016                  8,261                           8,992
11/30/2016                  8,301                           8,848
12/31/2016                  8,574                           9,137
 1/31/2017                  8,943                           9,409
 2/28/2017                  8,881                           9,517
 3/31/2017                  9,083                           9,759
 4/30/2017                  9,211                           9,967
 5/31/2017                  9,370                          10,299
 6/30/2017                  9,469                          10,308
 7/31/2017                  9,912                          10,615
 8/31/2017                  9,901                          10,613             Past performance is not predictive of
 9/30/2017                 10,255                          10,888             future performance.
10/31/2017                 10,438                          11,037             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                 26.36%       8.56%       0.43%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      U.S. LARGE COMPANY PORTFOLIO VS.
                      S&P 500 INDEX
                      OCTOBER 31, 2007-OCTOBER 31, 2017

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
 10/31/2007          $10,000            $10,000
 11/30/2007            9,580              9,582
 12/31/2007            9,520              9,515
  1/31/2008            8,947              8,944
  2/29/2008            8,657              8,654
  3/31/2008            8,625              8,616
  4/30/2008            9,041              9,036
  5/31/2008            9,157              9,154
  6/30/2008            8,389              8,382
  7/31/2008            8,322              8,311
  8/31/2008            8,439              8,432
  9/30/2008            7,696              7,680
 10/31/2008            6,409              6,390
 11/30/2008            5,955              5,932
 12/31/2008            6,020              5,995
  1/31/2009            5,519              5,490
  2/28/2009            4,932              4,905
  3/31/2009            5,364              5,335
  4/30/2009            5,878              5,845
  5/31/2009            6,211              6,172
  6/30/2009            6,219              6,185
  7/31/2009            6,692              6,652
  8/31/2009            6,933              6,892
  9/30/2009            7,193              7,150
 10/31/2009            7,055              7,017
 11/30/2009            7,478              7,438
 12/31/2009            7,623              7,581
  1/31/2010            7,353              7,309
  2/28/2010            7,579              7,535
  3/31/2010            8,038              7,990
  4/30/2010            8,161              8,116
  5/31/2010            7,506              7,468
  6/30/2010            7,114              7,077
  7/31/2010            7,612              7,573
  8/31/2010            7,271              7,231
  9/30/2010            7,918              7,876
 10/31/2010            8,217              8,176
 11/30/2010            8,217              8,177
 12/31/2010            8,766              8,724
  1/31/2011            8,978              8,930
  2/28/2011            9,279              9,236
  3/31/2011            9,290              9,240
  4/30/2011            9,557              9,514
  5/31/2011            9,450              9,406
  6/30/2011            9,290              9,249
  7/31/2011            9,102              9,061
  8/31/2011            8,612              8,569
  9/30/2011            8,002              7,966
 10/31/2011            8,881              8,837
 11/30/2011            8,854              8,818
 12/31/2011            8,950              8,908
  1/31/2012            9,348              9,307
  2/29/2012            9,746              9,709
  3/31/2012           10,072             10,029
  4/30/2012           10,009              9,966
  5/31/2012            9,401              9,367
  6/30/2012            9,790              9,753
  7/31/2012            9,927              9,888
  8/31/2012           10,145             10,111
  9/30/2012           10,407             10,372
 10/31/2012           10,215             10,181
 11/30/2012           10,279             10,240
 12/31/2012           10,366             10,333
  1/31/2013           10,902             10,869
  2/28/2013           11,050             11,016
  3/31/2013           11,465             11,429
  4/30/2013           11,687             11,649
  5/31/2013           11,956             11,922
  6/30/2013           11,800             11,762
  7/31/2013           12,396             12,360
  8/31/2013           12,033             12,002
  9/30/2013           12,412             12,379
 10/31/2013           12,983             12,948
 11/30/2013           13,376             13,342
 12/31/2013           13,717             13,680
  1/31/2014           13,237             13,207
  2/28/2014           13,849             13,811
  3/31/2014           13,962             13,927
  4/30/2014           14,066             14,030
  5/31/2014           14,387             14,360
  6/30/2014           14,684             14,656
  7/31/2014           14,484             14,454
  8/31/2014           15,064             15,032
  9/30/2014           14,850             14,822
 10/31/2014           15,212             15,184
 11/30/2014           15,623             15,592
 12/31/2014           15,574             15,553
  1/31/2015           15,103             15,086
  2/28/2015           15,977             15,953
  3/31/2015           15,723             15,701
  4/30/2015           15,867             15,851
  5/31/2015           16,070             16,055
  6/30/2015           15,763             15,744
  7/31/2015           16,092             16,074
  8/31/2015           15,124             15,104
  9/30/2015           14,750             14,731
 10/31/2015           15,986             15,973
 11/30/2015           16,045             16,021
 12/31/2015           15,789             15,768
  1/31/2016           14,998             14,985
  2/29/2016           14,988             14,965
  3/31/2016           16,001             15,980
  4/30/2016           16,060             16,042
  5/31/2016           16,349             16,330
  6/30/2016           16,384             16,373
  7/31/2016           16,994             16,976
  8/31/2016           17,014             17,000
  9/30/2016           17,023             17,003
 10/31/2016           16,712             16,693
 11/30/2016           17,324             17,312
 12/31/2016           17,667             17,654
  1/31/2017           18,002             17,989
  2/28/2017           18,723             18,703
  3/31/2017           18,737             18,725
  4/30/2017           18,931             18,917
  5/31/2017           19,196             19,183
  6/30/2017           19,311             19,303
  7/31/2017           19,711             19,700       Past performance is not predictive of
  8/31/2017           19,762             19,760       future performance.
  9/30/2017           20,174             20,168       The returns shown do not reflect the
 10/31/2017           20,647             20,638       deduction of taxes that a shareholder
                                                      would pay on fund distributions or the
      AVERAGE ANNUAL     ONE     FIVE      TEN        redemption of fund shares.
      TOTAL RETURN       YEAR    YEARS    YEARS       Copyright 2017 S&P Dow Jones Indices
      --------------------------------------------    LLC, a division of S&P Global. All rights
                        23.55%   15.11%   7.52%       reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For funds investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 25.99% for the Portfolio's Class R2 shares, 26.36% for the Portfolio's Institutional
Class shares, and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Master Fund's emphasis on value stocks contributed positively to performance relative to the benchmark. The Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2017, the Portfolio held approximately 500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, the total return was 23.55% for the Portfolio and 23.63% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2017
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/17  10/31/17    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,131.90    0.68%    $3.65
   Institutional Class Shares......... $1,000.00 $1,133.20    0.43%    $2.31
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.78    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/17  10/31/17    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,090.70    0.08%    $0.42
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. LARGE COMPANY PORTFOLIO
Consumer Discretionary.......................  11.9%
Consumer Staples.............................   7.9%
Energy.......................................   5.9%
Financials...................................  14.7%
Health Care..................................  14.1%
Industrials..................................  10.0%
Information Technology.......................  24.5%
Materials....................................   3.0%
Real Estate..................................   2.9%
Telecommunication Services...................   1.9%
Utilities....................................   3.2%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of  The
  DFA Investment Trust Company.............................. $9,848,536,734
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $9,848,536,734
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                        ------       ------     ---------------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (11.6%)
*   Amazon.com, Inc...................   143,914 $  159,065,266            2.0%
    Comcast Corp. Class A............. 1,697,273     61,152,746            0.8%
    Home Depot, Inc. (The)............   425,419     70,525,962            0.9%
    McDonald's Corp...................   292,122     48,758,083            0.6%
*   Priceline Group, Inc. (The).......    17,730     33,899,051            0.4%
    Walt Disney Co. (The).............   556,803     54,460,901            0.7%
    Other Securities..................              517,379,956            6.4%
                                                 --------------           -----
Total Consumer Discretionary..........              945,241,965           11.8%
                                                 --------------           -----
Consumer Staples -- (7.7%)
    Altria Group, Inc.................   691,854     44,430,864            0.5%
    Coca-Cola Co. (The)............... 1,385,181     63,690,622            0.8%
    PepsiCo, Inc......................   515,367     56,808,904            0.7%
    Philip Morris International, Inc..   560,394     58,639,628            0.7%
    Procter & Gamble Co. (The)........   920,414     79,468,545            1.0%
    Wal-Mart Stores, Inc..............   527,866     46,087,981            0.6%
    Other Securities..................              282,006,147            3.6%
                                                 --------------           -----
Total Consumer Staples................              631,132,691            7.9%
                                                 --------------           -----
Energy -- (5.8%)
    Chevron Corp......................   683,991     79,267,717            1.0%
    Exxon Mobil Corp.................. 1,529,419    127,477,074            1.6%
    Other Securities..................              264,460,405            3.3%
                                                 --------------           -----
Total Energy..........................              471,205,196            5.9%
                                                 --------------           -----
Financials -- (14.3%)
    Bank of America Corp.............. 3,541,605     97,004,561            1.2%
*   Berkshire Hathaway, Inc. Class B..   694,514    129,832,447            1.6%
    Citigroup, Inc....................   983,300     72,272,550            0.9%
    JPMorgan Chase & Co............... 1,270,152    127,789,993            1.6%
    Wells Fargo & Co.................. 1,612,539     90,527,939            1.1%
    Other Securities..................              652,273,989            8.2%
                                                 --------------           -----
Total Financials......................            1,169,701,479           14.6%
                                                 --------------           -----
Health Care -- (13.7%)
    Abbott Laboratories...............   627,915     34,051,830            0.4%
    AbbVie, Inc.......................   575,050     51,898,263            0.6%
    Amgen, Inc........................   263,152     46,109,493            0.6%
    Bristol-Myers Squibb Co...........   591,348     36,462,518            0.5%
    Gilead Sciences, Inc..............   471,964     35,378,421            0.4%
    Johnson & Johnson.................   968,776    135,057,062            1.7%
    Medtronic P.L.C...................   488,485     39,332,812            0.5%
    Merck & Co., Inc..................   986,916     54,369,202            0.7%
    Pfizer, Inc....................... 2,154,043     75,520,748            0.9%
    UnitedHealth Group, Inc...........   348,941     73,354,377            0.9%
    Other Securities..................              538,916,727            6.8%
                                                 --------------           -----
Total Health Care.....................            1,120,451,453           14.0%
                                                 --------------           -----
Industrials -- (9.8%)
    3M Co.............................   215,221     49,541,722            0.6%
    Boeing Co. (The)..................   200,419     51,704,094            0.6%
    General Electric Co............... 3,124,518     62,990,283            0.8%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................    275,537 $   39,721,414            0.5%
      Other Securities..............................................               594,062,809            7.5%
                                                                                --------------          ------
Total Industrials...................................................               798,020,322           10.0%
                                                                                --------------          ------
Information Technology -- (23.8%)
*     Alphabet, Inc. Class A........................................    107,578    111,132,377            1.4%
*     Alphabet, Inc. Class C........................................    108,955    110,768,011            1.4%
      Apple, Inc....................................................  1,864,362    315,151,753            3.9%
      Broadcom, Ltd.................................................    146,621     38,694,748            0.5%
      Cisco Systems, Inc............................................  1,804,117     61,610,596            0.8%
*     Facebook, Inc. Class A........................................    855,559    154,051,954            1.9%
      Intel Corp....................................................  1,695,778     77,140,941            1.0%
      International Business Machines Corp..........................    312,602     48,159,464            0.6%
      Mastercard, Inc. Class A......................................    336,778     50,102,463            0.6%
      Microsoft Corp................................................  2,780,085    231,247,470            2.9%
      NVIDIA Corp...................................................    216,362     44,745,825            0.6%
      Oracle Corp...................................................  1,089,326     55,446,693            0.7%
      Texas Instruments, Inc........................................    357,047     34,522,874            0.4%
#     Visa, Inc. Class A............................................    660,208     72,609,676            0.9%
      Other Securities..............................................               542,679,450            6.8%
                                                                                --------------          ------
Total Information Technology........................................             1,948,064,295           24.4%
                                                                                --------------          ------
Materials -- (2.9%)
      DowDuPont, Inc................................................    841,839     60,873,378            0.8%
      Other Securities..............................................               180,037,814            2.2%
                                                                                --------------          ------
Total Materials.....................................................               240,911,192            3.0%
                                                                                --------------          ------
Real Estate -- (2.9%)
      Other Securities..............................................               233,976,658            2.9%
                                                                                --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................  2,216,171     74,574,154            0.9%
      Verizon Communications, Inc...................................  1,472,250     70,476,607            0.9%
      Other Securities..............................................                 6,646,994            0.1%
                                                                                --------------          ------
Total Telecommunication Services....................................               151,697,755            1.9%
                                                                                --------------          ------
Utilities -- (3.1%)
      Other Securities..............................................               252,274,717            3.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             7,962,677,723           99.6%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             7,962,677,723
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 28,357,388     28,357,388            0.4%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund................................ 16,039,538    185,593,492            2.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,792,238,294)..............................................            $8,176,628,603          102.3%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)....    262     12/15/17  $33,619,653 $33,702,370    $82,717
                                                ----------- -----------    -------
TOTAL FUTURES CONTRACTS...                      $33,619,653 $33,702,370    $82,717
                                                =========== ===========    =======

Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  945,241,965           --   --    $  945,241,965
 Consumer Staples...............    631,132,691           --   --       631,132,691
 Energy.........................    471,205,196           --   --       471,205,196
 Financials.....................  1,169,701,479           --   --     1,169,701,479
 Health Care....................  1,120,451,453           --   --     1,120,451,453
 Industrials....................    798,020,322           --   --       798,020,322
 Information Technology.........  1,948,064,295           --   --     1,948,064,295
 Materials......................    240,911,192           --   --       240,911,192
 Real Estate....................    233,976,658           --   --       233,976,658
 Telecommunication Services.....    151,697,755           --   --       151,697,755
 Utilities......................    252,274,717           --   --       252,274,717
Temporary Cash Investments......     28,357,388           --   --        28,357,388
Securities Lending Collateral...             -- $185,593,492   --       185,593,492
Futures Contracts**.............         82,717           --   --            82,717
                                 -------------- ------------   --    --------------
TOTAL........................... $7,991,117,828 $185,593,492   --    $8,176,711,320
                                 ============== ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA        U.S. LARGE
                                                                                              INTERNATIONAL    COMPANY
                                                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....................................... $    9,848,537            --
Investments at Value (including $0 and $407,857 of securities on loan, respectively)........             --  $  7,962,678
Temporary Cash Investments at Value & Cost..................................................             --        28,357
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $185,581)..................................................................................             --       185,593
Segregated Cash for Futures Contracts.......................................................             --           252
Receivables:
  Dividends, Interest and Tax Reclaims......................................................             --         6,652
  Securities Lending Income.................................................................             --            65
  Fund Shares Sold..........................................................................          5,854         4,879
  Futures Margin Variation..................................................................             --            59
Prepaid Expenses and Other Assets...........................................................             93            98
                                                                                             --------------  ------------
     Total Assets...........................................................................      9,854,484     8,188,633
                                                                                             --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................................             --       185,555
  Fund Shares Redeemed......................................................................         11,102         5,619
  Due to Advisor............................................................................          1,655           378
Accrued Expenses and Other Liabilities......................................................            588           903
                                                                                             --------------  ------------
     Total Liabilities......................................................................         13,345       192,455
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    9,841,139  $  7,996,178
                                                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,508 and $0 and shares outstanding of
 176,386 and 0, respectively................................................................ $        19.89           N/A
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................    100,000,000           N/A
                                                                                             ==============  ============
Institutional Class Shares -- based on net assets of $9,837,631 and $7,996,178 and shares
 outstanding of 493,369,218 and 398,901,388, respectively................................... $        19.94  $      20.05
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................  1,500,000,000   900,000,000
                                                                                             ==============  ============
Investments at Cost.........................................................................            N/A  $  3,578,301
                                                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................. $    8,259,000  $  3,752,856
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......         30,626         8,050
Accumulated Net Realized Gain (Loss)........................................................        (75,739)     (149,204)
Net Unrealized Foreign Exchange Gain (Loss).................................................            (40)           --
Net Unrealized Appreciation (Depreciation)..................................................      1,627,292     4,384,476
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    9,841,139  $  7,996,178
                                                                                             ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                            DFA        U.S. LARGE
                                                                                       INTERNATIONAL    COMPANY
                                                                                     VALUE PORTFOLIO*# PORTFOLIO#
                                                                                     ----------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $24,693 and $0, respectively).......    $  296,868             --
    Income from Securities Lending..................................................         7,241             --
    Expenses Allocated from Affiliated Investment Company...........................       (18,105)            --
                                                                                        ----------     ----------
     Total Net Investment Income Received from Affiliated Investment Companies......       286,004             --
                                                                                        ----------     ----------
FUND INVESTMENT INCOME
  Dividends.........................................................................            --     $  151,436
  Income from Securities Lending....................................................            --            844
                                                                                        ----------     ----------
     Total Investment Income........................................................            --        152,280
                                                                                        ----------     ----------
FUND EXPENSES
  Investment Management Fees........................................................        34,266          4,420
  Accounting & Transfer Agent Fees..................................................           244            429
  S&P 500(R) Fees...................................................................            --            102
  Custodian Fees....................................................................            --             96
  Shareholder Servicing Fees
    Class R2 Shares.................................................................            10             --
  Filing Fees.......................................................................           334            166
  Shareholders' Reports.............................................................           334            149
  Directors'/Trustees' Fees & Expenses..............................................            82             72
  Professional Fees.................................................................           183            217
  Other.............................................................................            43            218
                                                                                        ----------     ----------
     Total Expenses.................................................................        35,496          5,869
                                                                                        ----------     ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C).................................................................            --             24
    Institutional Class Shares......................................................       (17,125)            --
    Class R2 Shares.................................................................            (8)            --
                                                                                        ----------     ----------
  Net Expenses......................................................................        18,363          5,893
                                                                                        ----------     ----------
  NET INVESTMENT INCOME (LOSS)......................................................       267,641        146,387
                                                                                        ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................       104,748         25,596
    Affiliated Investment Companies Shares Sold.....................................            --             21
    Futures.........................................................................        12,673          4,571
    Foreign Currency Transactions...................................................        (1,987)            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................     1,639,175      1,352,486
    Affiliated Investment Companies Shares..........................................            --            (37)
    Futures.........................................................................         2,759            181
    Translation of Foreign Currency Denominated Amounts.............................           803             --
                                                                                        ----------     ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................     1,758,171      1,382,818
                                                                                        ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................    $2,025,812     $1,529,205
                                                                                        ==========     ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                 PORTFOLIO
                                                                 ------------------------  ------------------------
                                                                     YEAR         YEAR         YEAR         YEAR
                                                                    ENDED        ENDED        ENDED        ENDED
                                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                     2017         2016         2017         2016
                                                                 -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   267,641  $   229,798  $   146,387  $   131,507
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     104,748     (189,967)      25,596       44,973
    Affiliated Investment Companies Shares Sold.................          --           --           21           --
    Futures.....................................................      12,673        4,316        4,571       (5,349)
    Foreign Currency Transactions...............................      (1,987)       4,081           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   1,639,175        3,950    1,352,486      140,290
    Affiliated Investment Companies Shares......................          --           --          (37)          --
    Futures.....................................................       2,759         (482)         181         (356)
    Translation of Foreign Currency Denominated Amounts.........         803         (650)          --           --
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................   2,025,812       51,046    1,529,205      311,065
                                                                 -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (109)        (336)          --           --
    Institutional Class Shares..................................    (277,230)    (224,465)    (154,814)    (125,202)
  Net Short-Term Gains:
    Institutional Class Shares..................................          --           --         (124)          --
  Net Long-Term Gains:
    Institutional Class Shares..................................          --           --      (38,779)     (47,852)
                                                                 -----------  -----------  -----------  -----------
     Total Distributions........................................    (277,339)    (224,801)    (193,717)    (173,054)
                                                                 -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,967,887    2,442,715    1,555,398    1,529,402
  Shares Issued in Lieu of Cash Distributions...................     269,559      218,177      171,570      150,286
  Shares Redeemed...............................................  (1,418,753)  (2,019,049)  (1,432,214)  (1,262,506)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     818,693      641,843      294,754      417,182
                                                                 -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....................   2,567,166      468,088    1,630,242      555,193
NET ASSETS
  Beginning of Year.............................................   7,273,973    6,805,885    6,365,936    5,810,743
                                                                 -----------  -----------  -----------  -----------
  End of Year................................................... $ 9,841,139  $ 7,273,973  $ 7,996,178  $ 6,365,936
                                                                 ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     109,955      158,003       84,803       96,985
  Shares Issued in Lieu of Cash Distributions...................      14,996       14,327        9,395        9,320
  Shares Redeemed...............................................     (77,571)    (128,304)     (77,231)     (78,179)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      47,380       44,026       16,967       28,126
                                                                 ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    30,626  $    40,507  $     8,050  $    19,630

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                             ----------------------------------------------
                                                               YEAR       YEAR      YEAR      YEAR      YEAR
                                                              ENDED      ENDED     ENDED     ENDED     ENDED
                                                             OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                               2017       2016      2015      2014      2013
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..........................  $16.27     $16.93   $ 18.48   $ 19.46    $15.72
                                                              ------     ------   -------   -------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.55       0.53      0.51      0.74      0.49
 Net Gains (Losses) on Securities (Realized and Unrealized).    3.61      (0.65)    (1.55)    (0.93)     3.77
                                                              ------     ------   -------   -------    ------
   Total from Investment Operations.........................    4.16      (0.12)    (1.04)    (0.19)     4.26
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.54)     (0.54)    (0.51)    (0.79)    (0.52)
                                                              ------     ------   -------   -------    ------
   Total Distributions......................................   (0.54)     (0.54)    (0.51)    (0.79)    (0.52)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................  $19.89     $16.27   $ 16.93   $ 18.48    $19.46
===========================================================  ========   ========  ========  ========  ========
Total Return................................................   25.99%     (0.43)%   (5.78)%   (1.21)%   27.61%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................  $3,508     $3,308   $10,404   $11,200    $5,517
Ratio of Expenses to Average Net Assets (B).................    0.68%      0.68%     0.68%     0.68%     0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................    0.88%      0.88%     0.73%     0.68%     0.69%
Ratio of Net Investment Income to Average Net Assets........    3.07%      3.42%     2.81%     3.79%     2.84%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                             -------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR        YEAR
                                                               ENDED        ENDED        ENDED        ENDED       ENDED
                                                              OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    16.30  $    16.92   $    18.47   $    19.45   $    15.72
                                                             ----------  ----------   ----------   ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.56        0.55         0.56         0.84         0.52
 Net Gains (Losses) on Securities (Realized and Unrealized).       3.66       (0.63)       (1.56)       (0.98)        3.78
                                                             ----------  ----------   ----------   ----------   ----------
   Total from Investment Operations.........................       4.22       (0.08)       (1.00)       (0.14)        4.30
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
                                                             ----------  ----------   ----------   ----------   ----------
   Total Distributions......................................      (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    19.94  $    16.30   $    16.92   $    18.47   $    19.45
===========================================================  ==========  ==========   ==========   ==========   ==========
Total Return................................................      26.36%      (0.20)%      (5.58)%      (0.97)%      27.90%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $9,837,631  $7,270,665   $6,795,481   $6,991,214   $6,522,355
Ratio of Expenses to Average Net Assets (B).................       0.43%       0.43%        0.43%        0.43%        0.43%
Ratio of Expenses to Average Net Assets (Excluding fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly) (B)....       0.63%       0.63%        0.49%        0.43%        0.43%
Ratio of Net Investment Income to Average Net Assets........       3.12%       3.51%        3.10%        4.29%        3.00%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. LARGE COMPANY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2017        2016        2015        2014        2013
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.37        0.35        0.33        0.29        0.27
 Net Gains (Losses) on Securities (Realized and Unrealized).       3.50        0.38        0.47        2.07        2.71
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       3.87        0.73        0.80        2.36        2.98
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.39)      (0.34)      (0.32)      (0.29)      (0.26)
 Net Realized Gains.........................................      (0.10)      (0.14)         --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.49)      (0.48)      (0.32)      (0.29)      (0.26)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      23.55%       4.54%       5.09%      17.17%      27.10%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $7,996,178  $6,365,936  $5,810,743  $5,668,374  $4,917,336
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.08%       0.08%       0.09%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%       0.08%       0.09%       0.08%       0.10%
Ratio of Net Investment Income to Average Net Assets........       1.99%       2.17%       2.05%       1.95%       2.13%
Portfolio Turnover Rate.....................................          7%          9%          2%          3%          3%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2017, the Feeder Fund owned 77% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2017, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2017, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      PREVIOUSLY       NET WAIVED FEES/
                                                      RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------             ---------- ---------------- ----------------- ---------------------
DFA International Value Portfolio (1).    0.40%           --               --               $17,125
U.S. Large Company Portfolio (2)......    0.08%         $155             $798                   (24)

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%           --               --                     8

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $287
                    U.S. Large Company Portfolio......  331

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                              PURCHASES  SALES
                                              --------- --------
                U.S. Large Company Portfolio. $754,842  $486,082

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                     NET REALIZED                                        DIVIDEND   CAPITAL GAIN
                                                     GAIN/(LOSS)    CHANGE IN                           INCOME FROM DISTRIBUTIONS
                                                     ON SALES OF   UNREALIZED                           AFFILIATED      FROM
                    BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT   AFFILIATED
                     10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES   INVESTMENT
                    ---------- ---------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
U.S. LARGE COMPANY
 PORTFOLIO
DFA Short Term
 Investment Fund...  $336,122  $1,609,675 $1,760,188     $21          $(37)      $185,593     16,040      $2,628         --
                     --------  ---------- ----------     ---          ----       --------     ------      ------         --
TOTAL..............  $336,122  $1,609,675 $1,760,188     $21          $(37)      $185,593     16,040      $2,628         --
                     ========  ========== ==========     ===          ====       ========     ======      ======         ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $  322         $  (183)        $(139)
U.S. Large Company Portfolio......      3,250          (3,153)          (97)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2016..............................    $224,802            --    $224,802
    2017..............................     277,339            --     277,339
    U.S. Large Company Portfolio
    2016..............................     125,202       $47,852     173,054
    2017..............................     154,938        38,779     193,717

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- -------
    DFA International Value Portfolio.    $  (322)           --     $  (322)
    U.S. Large Company Portfolio......     (2,859)        $(391)     (3,250)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $54,032             --      $(54,014)     $1,582,630    $1,582,648
U.S. Large Company Portfolio......     10,562        $19,857            --       4,213,230     4,243,649

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 UNLIMITED  TOTAL
                                                 --------- -------
              DFA International Value Portfolio.  $54,014  $54,014
              U.S. Large Company Portfolio......       --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. 122,423

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
                                   FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                      COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $8,265,907   $1,582,630          --     $1,582,630
U.S. Large Company Portfolio......  3,963,481    4,295,875    $(82,645)     4,213,230

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            YEAR ENDED             YEAR ENDED
                                                           OCT. 31, 2017         OCT. 31, 2016
                                                       --------------------  ---------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  --------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     3,212      182  $     2,205       144
 Shares Issued in Lieu of Cash Distributions..........         109        6          336        22
 Shares Redeemed......................................      (3,910)    (215)      (8,814)     (578)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $      (589)     (27) $    (6,273)     (412)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,964,675  109,773  $ 2,440,510   157,859
 Shares Issued in Lieu of Cash Distributions..........     269,450   14,990      217,841    14,305
 Shares Redeemed......................................  (1,414,843) (77,356)  (2,010,235) (127,726)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   819,282   47,407  $   648,116    44,438
                                                       ===========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1.   Futures Contracts:   The Portfolios may purchase or sell futures
contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $24,879

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
           -                             ---------------------------
                                           TOTAL VALUE
                                                AT          EQUITY
                                         OCTOBER 31, 2017 CONTRACTS*
                                         ---------------- ----------
           U.S. Large Company Portfolio.       $83           $83

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolios' Statements of Operations for the Portfolios' derivative instrument holdings for the year ended October 31, 2017:

                                    LOCATION OF GAIN (LOSS)
                                    ON DERIVATIVES
                  DERIVATIVE TYPE   RECOGNIZED IN INCOME
                  ---------------   -----------------------
                  Equity contracts  Net Realized Gain (Loss)
                                      on: Futures
                                    Change in Unrealized
                                      Appreciation
                                      (Depreciation) of:
                                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended
October 31, 2017 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                -------------------
                                                               EQUITY
                                                 TOTAL        CONTRACTS
                                                 -------      ---------
             DFA International Value Portfolio. $12,673        $12,673(1)
             U.S. Large Company Portfolio......   4,571          4,571

                                                CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION)
                                                  ON DERIVATIVES
                                                -------------------
                                                               EQUITY
                                                 TOTAL        CONTRACTS
                                                 -------      ---------
             DFA International Value Portfolio. $ 2,759        $ 2,759(1)
             U.S. Large Company Portfolio......     181            181

(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.74%       $18,062         36        $32        $73,831

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not utilize the interfund lending program during the year ended October 31, 2017.

J. SECURITIES LENDING:

   As of October 31, 2017, the U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $232,181 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                  AS OF OCTOBER 31, 2017
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Common Stocks.................. $185,593,492     --         --         --    $185,593,492

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

N. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                  PERCENTAGE OF
                                                      NUMBER OF    OUTSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio-Class R2 Shares...      4            98%
DFA International Value Portfolio-Institutional
  Class Shares......................................      4            74%
U.S. Large Company Portfolio........................      4            76%

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/31/2007            $10,000                  $10,000
 11/30/2007              9,441                    9,511
 12/31/2007              9,410                    9,419
  1/31/2008              9,050                    9,042
  2/29/2008              8,773                    8,663
  3/31/2008              8,691                    8,598
  4/30/2008              9,239                    9,017
  5/31/2008              9,460                    9,003
  6/30/2008              8,423                    8,141
  7/31/2008              8,332                    8,112
  8/31/2008              8,493                    8,250
  9/30/2008              7,730                    7,644
 10/31/2008              5,992                    6,320
 11/30/2008              5,405                    5,867
 12/31/2008              5,580                    5,949
  1/31/2009              4,918                    5,265
  2/28/2009              4,229                    4,561
  3/31/2009              4,647                    4,951
  4/30/2009              5,398                    5,482
  5/31/2009              5,812                    5,821
  6/30/2009              5,741                    5,778
  7/31/2009              6,287                    6,251
  8/31/2009              6,714                    6,578
  9/30/2009              7,008                    6,832
 10/31/2009              6,705                    6,623
 11/30/2009              7,083                    6,996
 12/31/2009              7,279                    7,120
  1/31/2010              7,110                    6,920
  2/28/2010              7,417                    7,138
  3/31/2010              7,995                    7,603
  4/30/2010              8,248                    7,800
  5/31/2010              7,541                    7,158
  6/30/2010              6,972                    6,755
  7/31/2010              7,519                    7,213
  8/31/2010              7,066                    6,904
  9/30/2010              7,755                    7,440
 10/31/2010              8,044                    7,663
 11/30/2010              7,982                    7,622
 12/31/2010              8,760                    8,224
  1/31/2011              9,040                    8,410
  2/28/2011              9,529                    8,720
  3/31/2011              9,574                    8,755
  4/30/2011              9,818                    8,988
  5/31/2011              9,676                    8,893
  6/30/2011              9,507                    8,711
  7/31/2011              9,071                    8,422
  8/31/2011              8,306                    7,896
  9/30/2011              7,466                    7,299
 10/31/2011              8,502                    8,135
 11/30/2011              8,431                    8,093
 12/31/2011              8,497                    8,256
  1/31/2012              8,920                    8,568
  2/29/2012              9,436                    8,910
  3/31/2012              9,609                    9,174
  4/30/2012              9,413                    9,081
  5/31/2012              8,746                    8,548
  6/30/2012              9,218                    8,972
  7/31/2012              9,307                    9,065
  8/31/2012              9,676                    9,262
  9/30/2012             10,032                    9,556
 10/31/2012             10,058                    9,509
 11/30/2012             10,080                    9,505
 12/31/2012             10,387                    9,702
  1/31/2013             11,112                   10,332
  2/28/2013             11,254                   10,480
  3/31/2013             11,792                   10,896
  4/30/2013             11,917                   11,060
  5/31/2013             12,406                   11,344
  6/30/2013             12,268                   11,244
  7/31/2013             13,002                   11,851
  8/31/2013             12,619                   11,402
  9/30/2013             12,988                   11,687
 10/31/2013             13,647                   12,199
 11/30/2013             14,220                   12,540
 12/31/2013             14,598                   12,857
  1/31/2014             14,020                   12,401
  2/28/2014             14,496                   12,937
  3/31/2014             14,838                   13,246
  4/30/2014             14,936                   13,372
  5/31/2014             15,265                   13,567
  6/30/2014             15,679                   13,922
  7/31/2014             15,568                   13,685
  8/31/2014             16,061                   14,187
  9/30/2014             15,665                   13,895
 10/31/2014             15,785                   14,207
 11/30/2014             15,972                   14,498
 12/31/2014             16,092                   14,587
  1/31/2015             15,296                   14,004
  2/28/2015             16,377                   14,681
  3/31/2015             16,066                   14,482
  4/30/2015             16,390                   14,617
  5/31/2015             16,572                   14,793
  6/30/2015             16,306                   14,497
  7/31/2015             16,266                   14,561
  8/31/2015             15,278                   13,694
  9/30/2015             14,789                   13,280
 10/31/2015             15,994                   14,282
 11/30/2015             16,057                   14,337
 12/31/2015             15,554                   14,029
  1/31/2016             14,496                   13,304
  2/29/2016             14,523                   13,300
  3/31/2016             15,581                   14,258
  4/30/2016             16,003                   14,558
  5/31/2016             16,221                   14,784
  6/30/2016             16,203                   14,912
  7/31/2016             16,764                   15,345
  8/31/2016             16,964                   15,463
  9/30/2016             17,044                   15,431
 10/31/2016             16,755                   15,192
 11/30/2016             18,071                   16,060
 12/31/2016             18,525                   16,461
  1/31/2017             18,791                   16,578
  2/28/2017             19,365                   17,174
  3/31/2017             19,183                   16,999
  4/30/2017             19,316                   16,967
  5/31/2017             19,294                   16,951
  6/30/2017             19,618                   17,228
  7/31/2017             19,952                   17,457          Past performance is not predictive of
  8/31/2017             19,765                   17,253          future performance.
  9/30/2017             20,530                   17,764          The returns shown do not reflect the
 10/31/2017             20,828                   17,893          deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        AVERAGE ANNUAL       ONE       FIVE        TEN           redemption of fund shares.
        TOTAL RETURN         YEAR      YEARS      YEARS          Russell data copyright (C) Russell
        ----------------------------------------------------     Investment Group 1995-2017, all rights
                            24.31%     15.67%     7.61%          reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
 10/31/2007                     $10,000                    $10,000
 11/30/2007                       9,394                      9,609
 12/31/2007                       9,192                      9,428
  1/31/2008                       8,447                      8,578
  2/29/2008                       8,340                      8,734
  3/31/2008                       8,440                      8,609
  4/30/2008                       8,817                      9,088
  5/31/2008                       8,821                      9,225
  6/30/2008                       7,949                      8,508
  7/31/2008                       7,724                      8,205
  8/31/2008                       7,401                      7,888
  9/30/2008                       6,536                      6,749
 10/31/2008                       4,897                      5,345
 11/30/2008                       4,597                      5,055
 12/31/2008                       4,945                      5,322
  1/31/2009                       4,262                      4,825
  2/28/2009                       3,738                      4,337
  3/31/2009                       4,146                      4,623
  4/30/2009                       4,910                      5,219
  5/31/2009                       5,640                      5,879
  6/30/2009                       5,554                      5,818
  7/31/2009                       6,215                      6,364
  8/31/2009                       6,571                      6,669
  9/30/2009                       6,906                      6,944
 10/31/2009                       6,631                      6,833
 11/30/2009                       6,829                      7,002
 12/31/2009                       6,906                      7,113
  1/31/2010                       6,507                      6,780
  2/28/2010                       6,533                      6,773
  3/31/2010                       7,048                      7,209
  4/30/2010                       6,927                      7,102
  5/31/2010                       6,116                      6,318
  6/30/2010                       6,009                      6,227
  7/31/2010                       6,760                      6,802
  8/31/2010                       6,430                      6,599
  9/30/2010                       7,121                      7,232
 10/31/2010                       7,370                      7,489
 11/30/2010                       7,000                      7,172
 12/31/2010                       7,653                      7,750
  1/31/2011                       7,979                      7,917
  2/28/2011                       8,245                      8,210
  3/31/2011                       8,018                      8,046
  4/30/2011                       8,447                      8,484
  5/31/2011                       8,142                      8,232
  6/30/2011                       8,031                      8,115
  7/31/2011                       7,773                      7,981
  8/31/2011                       6,940                      7,307
  9/30/2011                       6,181                      6,573
 10/31/2011                       6,777                      7,212
 11/30/2011                       6,554                      6,879
 12/31/2011                       6,378                      6,804
  1/31/2012                       6,807                      7,171
  2/29/2012                       7,164                      7,565
  3/31/2012                       7,103                      7,509
  4/30/2012                       6,850                      7,382
  5/31/2012                       6,005                      6,540
  6/30/2012                       6,430                      6,969
  7/31/2012                       6,404                      7,056
  8/31/2012                       6,670                      7,257
  9/30/2012                       6,906                      7,477
 10/31/2012                       6,992                      7,530
 11/30/2012                       7,103                      7,688
 12/31/2012                       7,451                      7,920
  1/31/2013                       7,803                      8,310
  2/28/2013                       7,567                      8,227
  3/31/2013                       7,593                      8,292
  4/30/2013                       7,966                      8,670
  5/31/2013                       7,872                      8,476
  6/30/2013                       7,593                      8,158
  7/31/2013                       8,112                      8,592
  8/31/2013                       8,056                      8,482
  9/30/2013                       8,662                      9,081
 10/31/2013                       8,962                      9,386
 11/30/2013                       8,996                      9,443
 12/31/2013                       9,194                      9,586
  1/31/2014                       8,859                      9,199
  2/28/2014                       9,365                      9,701
  3/31/2014                       9,297                      9,657
  4/30/2014                       9,456                      9,809
  5/31/2014                       9,563                      9,961
  6/30/2014                       9,679                     10,103
  7/31/2014                       9,464                      9,923
  8/31/2014                       9,468                      9,931
  9/30/2014                       9,052                      9,523
 10/31/2014                       8,898                      9,371
 11/30/2014                       8,902                      9,487
 12/31/2014                       8,571                      9,171
  1/31/2015                       8,516                      9,139
  2/28/2015                       9,125                      9,685
  3/31/2015                       8,932                      9,523
  4/30/2015                       9,421                      9,935
  5/31/2015                       9,426                      9,849
  6/30/2015                       9,155                      9,569
  7/31/2015                       9,065                      9,721
  8/31/2015                       8,391                      9,013
  9/30/2015                       7,820                      8,558
 10/31/2015                       8,421                      9,201
 11/30/2015                       8,310                      9,055
 12/31/2015                       8,043                      8,893
  1/31/2016                       7,417                      8,280
  2/29/2016                       7,181                      8,165
  3/31/2016                       7,726                      8,719
  4/30/2016                       8,099                      8,999
  5/31/2016                       7,949                      8,898
  6/30/2016                       7,661                      8,627
  7/31/2016                       8,001                      9,052
  8/31/2016                       8,215                      9,060
  9/30/2016                       8,305                      9,170
 10/31/2016                       8,413                      8,992
 11/30/2016                       8,451                      8,848
 12/31/2016                       8,734                      9,137
  1/31/2017                       9,108                      9,409
  2/28/2017                       9,048                      9,517
  3/31/2017                       9,250                      9,759
  4/30/2017                       9,383                      9,967
  5/31/2017                       9,546                     10,299
  6/30/2017                       9,649                     10,308
  7/31/2017                      10,104                     10,615
  8/31/2017                      10,095                     10,613             Past performance is not predictive of
  9/30/2017                      10,456                     10,888             future performance.
 10/31/2017                      10,644                     11,037             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  26.53%       8.77%       0.63%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   -------------------------   --------------------------
10/31/2007                  $10,000                      $10,000
11/30/2007                    9,770                        9,580
12/31/2007                    9,163                        9,006
 1/31/2008                    8,902                        8,564
 2/29/2008                    8,839                        8,658
 3/31/2008                    9,017                        8,661
 4/30/2008                    9,079                        8,768
 5/31/2008                    9,414                        9,039
 6/30/2008                    8,975                        8,484
 7/31/2008                    8,724                        8,206
 8/31/2008                    8,243                        7,843
 9/30/2008                    7,709                        7,077
10/31/2008                    7,144                        6,330
11/30/2008                    7,333                        6,589
12/31/2008                    8,086                        7,102
 1/31/2009                    7,531                        6,730
 2/28/2009                    6,559                        5,845
 3/31/2009                    6,851                        6,051
 4/30/2009                    7,134                        6,361
 5/31/2009                    8,013                        7,139
 6/30/2009                    8,546                        7,593
 7/31/2009                    8,724                        7,784
 8/31/2009                    9,184                        8,220
 9/30/2009                    9,090                        8,187
10/31/2009                    8,766                        7,888
11/30/2009                    8,410                        7,606
12/31/2009                    8,379                        7,464
 1/31/2010                    8,494                        7,625
 2/28/2010                    8,661                        7,770
 3/31/2010                    9,100                        8,123
 4/30/2010                    9,372                        8,343
 5/31/2010                    8,588                        7,764
 6/30/2010                    8,724                        7,799
 7/31/2010                    8,881                        7,893
 8/31/2010                    8,640                        7,726
 9/30/2010                    9,017                        8,042
10/31/2010                    8,828                        7,976
11/30/2010                    9,048                        8,131
12/31/2010                    9,885                        8,952
 1/31/2011                   10,115                        9,058
 2/28/2011                   10,586                        9,423
 3/31/2011                    9,927                        8,841
 4/30/2011                    9,874                        8,849
 5/31/2011                    9,707                        8,718
 6/30/2011                   10,199                        9,042
 7/31/2011                   10,575                        9,418
 8/31/2011                   10,293                        9,033
 9/30/2011                   10,241                        9,041
10/31/2011                    9,718                        8,708
11/30/2011                    9,874                        8,472
12/31/2011                    9,822                        8,604
 1/31/2012                   10,450                        8,957
 2/29/2012                   10,460                        9,054
 3/31/2012                   10,764                        9,296
 4/30/2012                   10,544                        9,161
 5/31/2012                    9,665                        8,401
 6/30/2012                   10,178                        8,759
 7/31/2012                    9,833                        8,622
 8/31/2012                    9,843                        8,573
 9/30/2012                    9,979                        8,810
10/31/2012                    9,770                        8,619
11/30/2012                    9,916                        8,679
12/31/2012                   10,282                        8,949
 1/31/2013                   10,607                        9,284
 2/28/2013                   10,868                        9,599
 3/31/2013                   11,705                       10,374
 4/30/2013                   12,322                       11,056
 5/31/2013                   11,318                       10,180
 6/30/2013                   11,423                       10,152
 7/31/2013                   11,695                       10,318
 8/31/2013                   11,433                       10,178
 9/30/2013                   12,730                       11,337
10/31/2013                   12,762                       11,291
11/30/2013                   12,667                       11,216
12/31/2013                   12,762                       11,306
 1/31/2014                   12,636                       11,273
 2/28/2014                   12,584                       11,023
 3/31/2014                   12,646                       11,051
 4/30/2014                   12,458                       10,846
 5/31/2014                   12,782                       11,202
 6/30/2014                   13,692                       11,995
 7/31/2014                   13,609                       12,059
 8/31/2014                   13,734                       11,973
 9/30/2014                   13,316                       11,573
10/31/2014                   13,075                       11,263
11/30/2014                   12,584                       11,136
12/31/2014                   12,699                       11,253
 1/31/2015                   13,013                       11,630
 2/28/2015                   13,546                       12,049
 3/31/2015                   13,724                       12,282
 4/30/2015                   14,059                       12,512
 5/31/2015                   14,205                       12,660
 6/30/2015                   14,498                       12,844
 7/31/2015                   14,414                       12,795
 8/31/2015                   13,975                       12,357
 9/30/2015                   13,546                       11,913
10/31/2015                   14,257                       12,708
11/30/2015                   14,582                       12,870
12/31/2015                   14,529                       12,977
 1/31/2016                   13,808                       12,151
 2/29/2016                   13,326                       12,025
 3/31/2016                   14,195                       12,775
 4/30/2016                   14,372                       13,331
 5/31/2016                   14,738                       13,335
 6/30/2016                   14,676                       13,255
 7/31/2016                   15,471                       13,966
 8/31/2016                   15,105                       13,472
 9/30/2016                   16,025                       14,198
10/31/2016                   16,328                       14,387
11/30/2016                   15,805                       13,711
12/31/2016                   15,931                       13,959
 1/31/2017                   16,632                       14,486
 2/28/2017                   17,197                       14,931
 3/31/2017                   17,291                       14,904
 4/30/2017                   17,490                       15,159
 5/31/2017                   18,149                       15,716
 6/30/2017                   18,556                       15,864
 7/31/2017                   19,153                       16,287
 8/31/2017                   19,571                       16,590             Past performance is not predictive of
 9/30/2017                   20,010                       16,853             future performance.
10/31/2017                   20,753                       17,430             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS              redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                27.10%       16.26%       7.57%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2007             $10,000                      $10,000
11/30/2007               9,341                        9,197
12/31/2007               9,183                        9,070
 1/31/2008               8,261                        7,855
 2/29/2008               8,516                        8,321
 3/31/2008               8,103                        7,796
 4/30/2008               8,671                        8,318
 5/31/2008               9,050                        8,408
 6/30/2008               8,161                        7,467
 7/31/2008               7,682                        7,124
 8/31/2008               7,145                        6,545
 9/30/2008               5,918                        5,267
10/31/2008               3,952                        3,407
11/30/2008               3,572                        3,035
12/31/2008               3,963                        3,388
 1/31/2009               3,475                        3,015
 2/28/2009               3,284                        2,827
 3/31/2009               3,794                        3,233
 4/30/2009               4,362                        3,811
 5/31/2009               5,489                        4,725
 6/30/2009               5,533                        4,858
 7/31/2009               6,333                        5,560
 8/31/2009               6,621                        5,846
 9/30/2009               7,139                        6,335
10/31/2009               7,300                        6,487
11/30/2009               7,641                        6,674
12/31/2009               7,843                        6,940
 1/31/2010               7,419                        6,496
 2/28/2010               7,552                        6,578
 3/31/2010               8,175                        7,120
 4/30/2010               8,289                        7,319
 5/31/2010               7,142                        6,214
 6/30/2010               7,056                        6,179
 7/31/2010               7,840                        6,807
 8/31/2010               7,832                        6,792
 9/30/2010               9,020                        7,812
10/31/2010               9,410                        8,159
11/30/2010               9,286                        8,050
12/31/2010              10,197                        8,862
 1/31/2011               9,981                        8,604
 2/28/2011              10,044                        8,651
 3/31/2011              10,258                        8,917
 4/30/2011              10,695                        9,278
 5/31/2011              10,379                        9,065
 6/30/2011              10,030                        8,743
 7/31/2011              10,197                        8,872
 8/31/2011               9,488                        8,255
 9/30/2011               7,718                        6,754
10/31/2011               8,926                        7,860
11/30/2011               8,687                        7,324
12/31/2011               8,181                        7,090
 1/31/2012               9,028                        7,826
 2/29/2012               9,709                        8,434
 3/31/2012               9,571                        8,170
 4/30/2012               9,532                        8,214
 5/31/2012               8,344                        7,148
 6/30/2012               8,521                        7,248
 7/31/2012               8,649                        7,486
 8/31/2012               8,939                        7,606
 9/30/2012               9,382                        8,011
10/31/2012               9,593                        8,176
11/30/2012               9,731                        8,257
12/31/2012              10,188                        8,464
 1/31/2013              10,701                        8,912
 2/28/2013              10,748                        9,018
 3/31/2013              10,795                        9,041
 4/30/2013              10,618                        8,969
 5/31/2013               9,831                        8,309
 6/30/2013               9,136                        7,598
 7/31/2013               9,587                        7,902
 8/31/2013               9,665                        7,971
 9/30/2013              10,343                        8,584
10/31/2013              10,645                        8,734
11/30/2013              10,271                        8,365
12/31/2013              10,399                        8,405
 1/31/2014               9,909                        8,016
 2/28/2014              10,482                        8,447
 3/31/2014              10,637                        8,603
 4/30/2014              10,665                        8,659
 5/31/2014              10,676                        8,730
 6/30/2014              10,759                        8,777
 7/31/2014              10,986                        8,968
 8/31/2014              11,158                        9,037
 9/30/2014              10,130                        8,207
10/31/2014              10,277                        8,304
11/30/2014               9,873                        8,041
12/31/2014               9,587                        7,839
 1/31/2015               9,360                        7,685
 2/28/2015               9,817                        8,058
 3/31/2015               9,682                        7,912
 4/30/2015              10,465                        8,366
 5/31/2015              10,582                        8,325
 6/30/2015               9,837                        7,726
 7/31/2015               9,358                        7,377
 8/31/2015               8,560                        6,690
 9/30/2015               8,438                        6,551
10/31/2015               9,061                        7,086
11/30/2015               9,034                        7,027
12/31/2015               9,286                        7,146
 1/31/2016               8,613                        6,525
 2/29/2016               8,743                        6,685
 3/31/2016               9,787                        7,457
 4/30/2016               9,920                        7,590
 5/31/2016               9,812                        7,464
 6/30/2016               9,975                        7,515
 7/31/2016              10,665                        8,070
 8/31/2016              10,590                        8,010
 9/30/2016              10,906                        8,178
10/31/2016              10,573                        7,834
11/30/2016              10,368                        7,708
12/31/2016              10,258                        7,681
 1/31/2017              10,723                        7,929
 2/28/2017              11,027                        8,155
 3/31/2017              11,216                        8,275
 4/30/2017              11,108                        8,242
 5/31/2017              11,097                        8,293
 6/30/2017              11,512                        8,549
 7/31/2017              11,880                        8,759
 8/31/2017              12,008                        8,859                 Past performance is not predictive of
 9/30/2017              12,013                        8,913                 future performance.
10/31/2017              12,287                        9,146                 The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS              redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                16.21%       5.08%       2.08%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
10/31/2007               $10,000                  $10,000
11/30/2007                 8,844                    8,843
12/31/2007                 8,377                    8,399
 1/31/2008                 7,814                    7,723
 2/29/2008                 7,929                    7,985
 3/31/2008                 7,899                    7,884
 4/30/2008                 8,032                    8,031
 5/31/2008                 8,055                    8,069
 6/30/2008                 7,414                    7,517
 7/31/2008                 7,154                    7,217
 8/31/2008                 7,039                    7,029
 9/30/2008                 5,952                    5,736
10/31/2008                 4,354                    4,145
11/30/2008                 4,046                    3,760
12/31/2008                 3,956                    3,665
 1/31/2009                 3,860                    3,645
 2/28/2009                 3,701                    3,524
 3/31/2009                 3,862                    3,728
 4/30/2009                 4,671                    4,585
 5/31/2009                 5,149                    5,069
 6/30/2009                 5,175                    5,105
 7/31/2009                 5,623                    5,574
 8/31/2009                 6,062                    6,112
 9/30/2009                 6,239                    6,253
10/31/2009                 6,248                    6,262
11/30/2009                 6,230                    6,197
12/31/2009                 6,361                    6,350
 1/31/2010                 6,299                    6,320
 2/28/2010                 6,083                    6,037
 3/31/2010                 6,593                    6,569
 4/30/2010                 6,837                    6,832
 5/31/2010                 6,064                    6,010
 6/30/2010                 6,179                    6,036
 7/31/2010                 7,014                    6,762
 8/31/2010                 6,756                    6,579
 9/30/2010                 7,478                    7,304
10/31/2010                 7,869                    7,615
11/30/2010                 7,483                    7,298
12/31/2010                 8,248                    8,061
 1/31/2011                 8,368                    8,139
 2/28/2011                 8,621                    8,354
 3/31/2011                 8,462                    8,210
 4/30/2011                 9,211                    8,962
 5/31/2011                 9,156                    8,849
 6/30/2011                 8,864                    8,551
 7/31/2011                 8,807                    8,527
 8/31/2011                 7,929                    7,657
 9/30/2011                 7,129                    6,850
10/31/2011                 7,885                    7,598
11/30/2011                 7,646                    7,303
12/31/2011                 7,409                    7,060
 1/31/2012                 8,064                    7,776
 2/29/2012                 8,722                    8,498
 3/31/2012                 8,913                    8,526
 4/30/2012                 9,067                    8,671
 5/31/2012                 8,046                    7,597
 6/30/2012                 8,441                    7,959
 7/31/2012                 8,584                    8,103
 8/31/2012                 9,055                    8,532
 9/30/2012                 9,522                    8,988
10/31/2012                 9,731                    9,174
11/30/2012                 9,793                    9,177
12/31/2012                10,333                    9,599
 1/31/2013                10,517                    9,852
 2/28/2013                10,614                    9,907
 3/31/2013                10,931                   10,174
 4/30/2013                11,209                   10,428
 5/31/2013                11,315                   10,569
 6/30/2013                11,067                   10,188
 7/31/2013                12,005                   11,037
 8/31/2013                12,092                   11,188
 9/30/2013                12,910                   12,028
10/31/2013                13,372                   12,451
11/30/2013                13,678                   12,744
12/31/2013                14,434                   13,360
 1/31/2014                14,094                   13,076
 2/28/2014                15,361                   14,344
 3/31/2014                14,890                   13,827
 4/30/2014                14,646                   13,496
 5/31/2014                14,634                   13,522
 6/30/2014                14,623                   13,490
 7/31/2014                14,170                   13,109
 8/31/2014                14,386                   13,247
 9/30/2014                13,566                   12,469
10/31/2014                13,536                   12,390
11/30/2014                13,432                   12,394
12/31/2014                13,651                   12,598
 1/31/2015                13,345                   12,255
 2/28/2015                14,600                   13,465
 3/31/2015                13,844                   12,845
 4/30/2015                14,717                   13,669
 5/31/2015                15,460                   14,296
 6/30/2015                15,421                   14,314
 7/31/2015                15,453                   14,416
 8/31/2015                14,805                   13,849
 9/30/2015                14,359                   13,338
10/31/2015                14,883                   13,929
11/30/2015                14,860                   13,816
12/31/2015                14,703                   13,669
 1/31/2016                13,540                   12,342
 2/29/2016                13,299                   12,213
 3/31/2016                14,097                   13,074
 4/30/2016                14,170                   13,249
 5/31/2016                14,400                   13,631
 6/30/2016                12,586                   11,693
 7/31/2016                13,267                   12,366
 8/31/2016                13,552                   12,573
 9/30/2016                13,570                   12,680
10/31/2016                12,529                   11,716
11/30/2016                12,830                   11,978
12/31/2016                13,078                   12,240
 1/31/2017                13,497                   12,519
 2/28/2017                13,703                   12,812
 3/31/2017                14,057                   13,017
 4/30/2017                15,124                   14,061
 5/31/2017                15,290                   14,345
 6/30/2017                14,989                   14,021
 7/31/2017                15,579                   14,633
 8/31/2017                15,299                   14,469           Past performance is not predictive of
 9/30/2017                16,099                   15,202           future performance.
10/31/2017                16,271                   15,480           The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE       FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR      YEARS      YEARS           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2017, all
                              29.87%     10.83%     4.99%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
 10/31/2007             $10,000                        $10,000
 11/30/2007               9,262                          9,285
 12/31/2007               9,085                          9,096
  1/31/2008               8,220                          8,001
  2/29/2008               8,574                          8,485
  3/31/2008               8,846                          8,658
  4/30/2008               8,953                          8,806
  5/31/2008               9,126                          8,943
  6/30/2008               8,357                          8,116
  7/31/2008               7,915                          7,655
  8/31/2008               7,699                          7,446
  9/30/2008               6,360                          5,905
 10/31/2008               4,662                          4,243
 11/30/2008               4,299                          3,891
 12/31/2008               4,748                          4,251
  1/31/2009               4,209                          3,869
  2/28/2009               3,846                          3,529
  3/31/2009               4,125                          3,802
  4/30/2009               4,800                          4,593
  5/31/2009               5,495                          5,278
  6/30/2009               5,428                          5,211
  7/31/2009               5,860                          5,679
  8/31/2009               6,352                          6,261
  9/30/2009               6,896                          6,861
 10/31/2009               6,703                          6,674
 11/30/2009               6,907                          6,811
 12/31/2009               6,886                          6,842
  1/31/2010               6,772                          6,751
  2/28/2010               6,629                          6,559
  3/31/2010               7,122                          7,091
  4/30/2010               7,055                          7,046
  5/31/2010               6,053                          5,956
  6/30/2010               6,015                          5,867
  7/31/2010               6,735                          6,570
  8/31/2010               6,427                          6,258
  9/30/2010               7,311                          7,223
 10/31/2010               7,734                          7,687
 11/30/2010               7,134                          7,104
 12/31/2010               8,059                          8,099
  1/31/2011               8,289                          8,282
  2/28/2011               8,432                          8,422
  3/31/2011               8,717                          8,707
  4/30/2011               9,306                          9,315
  5/31/2011               8,993                          8,960
  6/30/2011               8,703                          8,670
  7/31/2011               8,212                          8,144
  8/31/2011               7,369                          7,293
  9/30/2011               6,260                          6,198
 10/31/2011               6,902                          6,877
 11/30/2011               6,447                          6,339
 12/31/2011               6,194                          6,124
  1/31/2012               6,784                          6,731
  2/29/2012               7,219                          7,248
  3/31/2012               7,233                          7,189
  4/30/2012               7,065                          7,069
  5/31/2012               6,100                          6,100
  6/30/2012               6,368                          6,400
  7/31/2012               6,304                          6,378
  8/31/2012               6,592                          6,656
  9/30/2012               6,940                          7,014
 10/31/2012               7,060                          7,135
 11/30/2012               7,155                          7,244
 12/31/2012               7,588                          7,635
  1/31/2013               8,163                          8,256
  2/28/2013               8,082                          8,231
  3/31/2013               7,901                          8,020
  4/30/2013               8,227                          8,331
  5/31/2013               8,380                          8,520
  6/30/2013               8,104                          8,141
  7/31/2013               8,810                          8,881
  8/31/2013               8,822                          8,865
  9/30/2013               9,594                          9,623
 10/31/2013              10,143                         10,202
 11/30/2013              10,327                         10,384
 12/31/2013              10,618                         10,653
  1/31/2014              10,552                         10,565
  2/28/2014              11,481                         11,488
  3/31/2014              11,540                         11,498
  4/30/2014              11,653                         11,546
  5/31/2014              11,701                         11,676
  6/30/2014              11,599                         11,562
  7/31/2014              10,922                         10,880
  8/31/2014              10,792                         10,793
  9/30/2014              10,217                         10,198
 10/31/2014               9,915                          9,865
 11/30/2014              10,153                         10,154
 12/31/2014               9,831                          9,911
  1/31/2015               9,898                          9,934
  2/28/2015              10,582                         10,667
  3/31/2015              10,531                         10,560
  4/30/2015              11,094                         11,124
  5/31/2015              11,108                         11,051
  6/30/2015              10,876                         10,789
  7/31/2015              11,182                         11,190
  8/31/2015              10,764                         10,757
  9/30/2015              10,385                         10,393
 10/31/2015              10,887                         10,988
 11/30/2015              10,869                         10,959
 12/31/2015              11,007                         11,121
  1/31/2016              10,261                         10,242
  2/29/2016              10,245                         10,278
  3/31/2016              11,119                         11,199
  4/30/2016              11,349                         11,339
  5/31/2016              11,374                         11,388
  6/30/2016              10,751                         10,648
  7/31/2016              11,463                         11,339
  8/31/2016              11,612                         11,436
  9/30/2016              11,901                         11,710
 10/31/2016              11,551                         11,275
 11/30/2016              11,124                         10,816
 12/31/2016              11,701                         11,388
  1/31/2017              12,215                         11,833
  2/28/2017              12,345                         11,968
  3/31/2017              12,876                         12,465
  4/30/2017              13,675                         13,232
  5/31/2017              14,427                         13,945
  6/30/2017              14,434                         13,876
  7/31/2017              14,988                         14,505
  8/31/2017              15,025                         14,629             Past performance is not predictive of
  9/30/2017              15,532                         15,129             future performance.
 10/31/2017              15,510                         15,134             The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                34.27%       17.05%      4.49%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
               -------------------------------    -----------------------
 10/31/2007                 $10,000                     $10,000
 11/30/2007                   8,477                       8,410
 12/31/2007                   8,792                       8,644
  1/31/2008                   7,962                       7,865
  2/29/2008                   8,585                       8,615
  3/31/2008                   7,915                       7,936
  4/30/2008                   8,108                       8,213
  5/31/2008                   8,569                       8,640
  6/30/2008                   8,169                       8,345
  7/31/2008                   7,469                       7,606
  8/31/2008                   7,162                       7,415
  9/30/2008                   5,531                       5,841
 10/31/2008                   3,692                       3,899
 11/30/2008                   3,215                       3,548
 12/31/2008                   3,462                       3,723
  1/31/2009                   3,485                       3,761
  2/28/2009                   3,169                       3,466
  3/31/2009                   3,369                       3,664
  4/30/2009                   4,077                       4,253
  5/31/2009                   4,877                       5,152
  6/30/2009                   4,577                       4,840
  7/31/2009                   5,154                       5,443
  8/31/2009                   5,323                       5,649
  9/30/2009                   6,085                       6,347
 10/31/2009                   5,969                       6,389
 11/30/2009                   6,477                       6,925
 12/31/2009                   6,892                       7,332
  1/31/2010                   6,569                       7,027
  2/28/2010                   6,962                       7,495
  3/31/2010                   7,515                       8,134
  4/30/2010                   7,785                       8,473
  5/31/2010                   7,038                       7,726
  6/30/2010                   6,715                       7,364
  7/31/2010                   7,262                       7,963
  8/31/2010                   7,177                       7,938
  9/30/2010                   8,023                       8,807
 10/31/2010                   8,546                       9,341
 11/30/2010                   8,962                       9,734
 12/31/2010                   9,877                      10,629
  1/31/2011                   9,831                      10,504
  2/28/2011                  10,508                      11,199
  3/31/2011                  10,523                      11,202
  4/30/2011                  10,723                      11,541
  5/31/2011                  10,277                      11,077
  6/30/2011                   9,708                      10,512
  7/31/2011                   9,854                      10,790
  8/31/2011                   9,108                      10,149
  9/30/2011                   7,385                       8,291
 10/31/2011                   8,569                       9,473
 11/30/2011                   8,269                       9,226
 12/31/2011                   8,138                       9,036
  1/31/2012                   8,838                       9,776
  2/29/2012                   9,177                      10,126
  3/31/2012                   8,769                       9,591
  4/30/2012                   8,569                       9,514
  5/31/2012                   7,569                       8,405
  6/30/2012                   7,585                       8,378
  7/31/2012                   7,792                       8,668
  8/31/2012                   8,123                       9,028
  9/30/2012                   8,469                       9,485
 10/31/2012                   8,354                       9,314
 11/30/2012                   8,215                       9,106
 12/31/2012                   8,408                       9,255
  1/31/2013                   8,654                       9,444
  2/28/2013                   8,231                       8,986
  3/31/2013                   8,469                       9,199
  4/30/2013                   8,192                       8,991
  5/31/2013                   8,062                       8,770
  6/30/2013                   7,731                       8,229
  7/31/2013                   8,300                       8,862
  8/31/2013                   8,223                       8,763
  9/30/2013                   8,592                       9,101
 10/31/2013                   8,831                       9,306
 11/30/2013                   8,715                       9,079
 12/31/2013                   8,931                       9,305
  1/31/2014                   8,654                       8,991
  2/28/2014                   9,208                       9,616
  3/31/2014                   9,338                       9,702
  4/30/2014                   9,746                      10,072
  5/31/2014                   9,762                      10,081
  6/30/2014                  10,500                      10,938
  7/31/2014                  10,008                      10,460
  8/31/2014                  10,354                      10,820
  9/30/2014                   9,169                       9,675
 10/31/2014                   8,492                       9,027
 11/30/2014                   8,254                       8,774
 12/31/2014                   8,062                       8,546
  1/31/2015                   7,246                       7,735
  2/28/2015                   7,692                       8,170
  3/31/2015                   7,346                       7,818
  4/30/2015                   8,154                       8,585
  5/31/2015                   7,869                       8,297
  6/30/2015                   7,546                       8,013
  7/31/2015                   6,623                       7,227
  8/31/2015                   6,438                       6,858
  9/30/2015                   5,977                       6,447
 10/31/2015                   6,369                       6,795
 11/30/2015                   6,131                       6,601
 12/31/2015                   5,838                       6,134
  1/31/2016                   5,569                       5,860
  2/29/2016                   6,038                       6,347
  3/31/2016                   6,685                       7,083
  4/30/2016                   7,662                       7,952
  5/31/2016                   7,369                       7,663
  6/30/2016                   7,731                       7,986
  7/31/2016                   7,969                       8,322
  8/31/2016                   7,800                       8,064
  9/30/2016                   7,962                       8,166
 10/31/2016                   7,692                       7,818
 11/30/2016                   7,885                       7,880
 12/31/2016                   8,085                       8,028
  1/31/2017                   8,446                       8,367
  2/28/2017                   8,262                       8,282
  3/31/2017                   8,408                       8,373
  4/30/2017                   8,077                       8,085
  5/31/2017                   7,969                       8,020
  6/30/2017                   8,315                       8,340
  7/31/2017                   8,562                       8,544
  8/31/2017                   8,669                       8,635              Past performance is not predictive of
  9/30/2017                   8,823                       8,773              future performance.
 10/31/2017                   8,623                       8,644              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                12.10%       0.64%       -1.47%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
 10/31/2007                 $10,000                   $10,000
 11/30/2007                   9,348                     9,291
 12/31/2007                   9,315                     9,324
  1/31/2008                   8,504                     8,160
  2/29/2008                   8,776                     8,762
  3/31/2008                   8,504                     8,299
  4/30/2008                   9,113                     8,972
  5/31/2008                   9,167                     9,139
  6/30/2008                   8,227                     8,227
  7/31/2008                   8,120                     7,917
  8/31/2008                   7,638                     7,284
  9/30/2008                   6,577                     6,010
 10/31/2008                   4,845                     4,365
 11/30/2008                   4,407                     4,036
 12/31/2008                   4,752                     4,351
  1/31/2009                   4,388                     4,070
  2/28/2009                   4,104                     3,841
  3/31/2009                   4,697                     4,392
  4/30/2009                   5,394                     5,123
  5/31/2009                   6,314                     5,999
  6/30/2009                   6,260                     5,918
  7/31/2009                   6,978                     6,583
  8/31/2009                   7,003                     6,560
  9/30/2009                   7,622                     7,155
 10/31/2009                   7,463                     7,164
 11/30/2009                   7,910                     7,472
 12/31/2009                   8,196                     7,767
  1/31/2010                   7,749                     7,334
  2/28/2010                   7,844                     7,360
  3/31/2010                   8,502                     7,954
  4/30/2010                   8,554                     8,050
  5/31/2010                   7,760                     7,342
  6/30/2010                   7,772                     7,288
  7/31/2010                   8,457                     7,895
  8/31/2010                   8,262                     7,742
  9/30/2010                   9,202                     8,602
 10/31/2010                   9,482                     8,852
 11/30/2010                   9,270                     8,618
 12/31/2010                  10,025                     9,233
  1/31/2011                   9,765                     8,983
  2/28/2011                   9,698                     8,899
  3/31/2011                  10,239                     9,422
  4/30/2011                  10,597                     9,714
  5/31/2011                  10,304                     9,460
  6/30/2011                  10,183                     9,314
  7/31/2011                  10,105                     9,273
  8/31/2011                   9,288                     8,444
  9/30/2011                   7,883                     7,213
 10/31/2011                   8,871                     8,168
 11/30/2011                   8,564                     7,624
 12/31/2011                   8,315                     7,532
  1/31/2012                   9,206                     8,386
  2/29/2012                   9,706                     8,889
  3/31/2012                   9,455                     8,592
  4/30/2012                   9,286                     8,489
  5/31/2012                   8,286                     7,537
  6/30/2012                   8,698                     7,828
  7/31/2012                   8,768                     7,981
  8/31/2012                   8,827                     7,954
  9/30/2012                   9,321                     8,434
 10/31/2012                   9,274                     8,383
 11/30/2012                   9,395                     8,490
 12/31/2012                   9,947                     8,905
  1/31/2013                   9,998                     9,027
  2/28/2013                   9,883                     8,914
  3/31/2013                   9,743                     8,760
  4/30/2013                   9,854                     8,827
  5/31/2013                   9,535                     8,600
  6/30/2013                   8,936                     8,053
  7/31/2013                   9,068                     8,137
  8/31/2013                   8,856                     7,997
  9/30/2013                   9,488                     8,517
 10/31/2013                   9,922                     8,931
 11/30/2013                   9,774                     8,800
 12/31/2013                   9,675                     8,673
  1/31/2014                   9,004                     8,110
  2/28/2014                   9,331                     8,378
  3/31/2014                   9,661                     8,636
  4/30/2014                   9,718                     8,664
  5/31/2014                  10,049                     8,967
  6/30/2014                  10,329                     9,205
  7/31/2014                  10,453                     9,383
  8/31/2014                  10,780                     9,595
  9/30/2014                   9,988                     8,883
 10/31/2014                  10,095                     8,988
 11/30/2014                   9,998                     8,893
 12/31/2014                   9,547                     8,483
  1/31/2015                   9,611                     8,534
  2/28/2015                   9,905                     8,798
  3/31/2015                   9,700                     8,673
  4/30/2015                  10,350                     9,340
  5/31/2015                   9,934                     8,966
  6/30/2015                   9,696                     8,733
  7/31/2015                   9,074                     8,128
  8/31/2015                   8,325                     7,393
  9/30/2015                   8,103                     7,170
 10/31/2015                   8,595                     7,682
 11/30/2015                   8,297                     7,382
 12/31/2015                   8,070                     7,218
  1/31/2016                   7,733                     6,750
  2/29/2016                   7,686                     6,738
  3/31/2016                   8,704                     7,630
  4/30/2016                   8,757                     7,672
  5/31/2016                   8,418                     7,385
  6/30/2016                   8,862                     7,681
  7/31/2016                   9,319                     8,067
  8/31/2016                   9,432                     8,268
  9/30/2016                   9,558                     8,374
 10/31/2016                   9,578                     8,394
 11/30/2016                   9,082                     8,008
 12/31/2016                   9,087                     8,025
  1/31/2017                   9,630                     8,464
  2/28/2017                   9,955                     8,723
  3/31/2017                  10,276                     8,944
  4/30/2017                  10,477                     9,139
  5/31/2017                  10,792                     9,410
  6/30/2017                  10,895                     9,504
  7/31/2017                  11,471                    10,071
  8/31/2017                  11,714                    10,296                Past performance is not predictive of
  9/30/2017                  11,603                    10,255                future performance.
 10/31/2017                  11,998                    10,614                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                25.26%       5.29%       1.84%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
 10/31/2007         $10,000                  $10,000
 11/30/2007           9,202                    9,291
 12/31/2007           9,310                    9,324
  1/31/2008           8,193                    8,160
  2/29/2008           8,430                    8,762
  3/31/2008           8,038                    8,299
  4/30/2008           8,528                    8,972
  5/31/2008           8,480                    9,139
  6/30/2008           7,503                    8,227
  7/31/2008           7,390                    7,917
  8/31/2008           6,944                    7,284
  9/30/2008           5,694                    6,010
 10/31/2008           3,969                    4,365
 11/30/2008           3,729                    4,036
 12/31/2008           4,258                    4,351
  1/31/2009           3,934                    4,070
  2/28/2009           3,693                    3,841
  3/31/2009           4,202                    4,392
  4/30/2009           5,054                    5,123
  5/31/2009           6,202                    5,999
  6/30/2009           6,172                    5,918
  7/31/2009           6,962                    6,583
  8/31/2009           7,045                    6,560
  9/30/2009           7,634                    7,155
 10/31/2009           7,628                    7,164
 11/30/2009           8,082                    7,472
 12/31/2009           8,528                    7,767
  1/31/2010           8,154                    7,334
  2/28/2010           8,295                    7,360
  3/31/2010           9,005                    7,954
  4/30/2010           9,154                    8,050
  5/31/2010           8,237                    7,342
  6/30/2010           8,458                    7,288
  7/31/2010           9,238                    7,895
  8/31/2010           9,284                    7,742
  9/30/2010          10,414                    8,602
 10/31/2010          10,830                    8,852
 11/30/2010          10,541                    8,618
 12/31/2010          11,148                    9,233
  1/31/2011          10,680                    8,983
  2/28/2011          10,370                    8,899
  3/31/2011          10,949                    9,422
  4/30/2011          11,528                    9,714
  5/31/2011          11,271                    9,460
  6/30/2011          11,269                    9,314
  7/31/2011          11,399                    9,273
  8/31/2011          10,320                    8,444
  9/30/2011           8,488                    7,213
 10/31/2011           9,429                    8,168
 11/30/2011           8,973                    7,624
 12/31/2011           8,735                    7,532
  1/31/2012           9,723                    8,386
  2/29/2012          10,521                    8,889
  3/31/2012          10,255                    8,592
  4/30/2012          10,010                    8,489
  5/31/2012           9,099                    7,537
  6/30/2012           9,447                    7,828
  7/31/2012           9,335                    7,981
  8/31/2012           9,580                    7,954
  9/30/2012          10,141                    8,434
 10/31/2012          10,107                    8,383
 11/30/2012          10,287                    8,490
 12/31/2012          10,923                    8,905
  1/31/2013          11,128                    9,027
  2/28/2013          11,246                    8,914
  3/31/2013          11,198                    8,760
  4/30/2013          11,427                    8,827
  5/31/2013          11,269                    8,600
  6/30/2013          10,294                    8,053
  7/31/2013          10,346                    8,137
  8/31/2013           9,918                    7,997
  9/30/2013          10,647                    8,517
 10/31/2013          11,058                    8,931
 11/30/2013          10,905                    8,800
 12/31/2013          10,820                    8,673
  1/31/2014          10,360                    8,110
  2/28/2014          10,826                    8,378
  3/31/2014          11,200                    8,636
  4/30/2014          11,293                    8,664
  5/31/2014          11,681                    8,967
  6/30/2014          11,988                    9,205
  7/31/2014          12,018                    9,383
  8/31/2014          12,392                    9,595
  9/30/2014          11,781                    8,883
 10/31/2014          11,677                    8,988
 11/30/2014          11,550                    8,893
 12/31/2014          11,198                    8,483
  1/31/2015          11,381                    8,534
  2/28/2015          11,675                    8,798
  3/31/2015          11,590                    8,673
  4/30/2015          12,417                    9,340
  5/31/2015          12,250                    8,966
  6/30/2015          11,834                    8,733
  7/31/2015          11,112                    8,128
  8/31/2015          10,028                    7,393
  9/30/2015          10,014                    7,170
 10/31/2015          10,577                    7,682
 11/30/2015          10,362                    7,382
 12/31/2015          10,269                    7,218
  1/31/2016           9,662                    6,750
  2/29/2016           9,622                    6,738
  3/31/2016          10,808                    7,630
  4/30/2016          11,086                    7,672
  5/31/2016          10,627                    7,385
  6/30/2016          11,216                    7,681
  7/31/2016          11,870                    8,067
  8/31/2016          11,948                    8,268
  9/30/2016          12,149                    8,374
 10/31/2016          12,105                    8,394
 11/30/2016          11,373                    8,008
 12/31/2016          11,444                    8,025
  1/31/2017          12,113                    8,464
  2/28/2017          12,752                    8,723
  3/31/2017          13,152                    8,944
  4/30/2017          13,323                    9,139
  5/31/2017          13,380                    9,410
  6/30/2017          13,468                    9,504
  7/31/2017          14,039                   10,071
  8/31/2017          14,363                   10,296             Past performance is not predictive of
  9/30/2017          14,300                   10,255             future performance.
 10/31/2017          14,713                   10,614             The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        AVERAGE ANNUAL       ONE       FIVE       TEN            would pay on fund distributions or the
        TOTAL RETURN         YEAR      YEARS     YEARS           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2017, all
                            21.55%     7.80%     3.94%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 24.31% for the Series and 17.78% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller stocks within the large-cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among value stocks, the Series' greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability, and the Series' greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-nominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 26.53% for the Series and 22.74% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Series' focus on value stocks contributed positively to performance relative to the benchmark. The Series' general exclusion of real estate investment trusts (REITs) and certain utilities also had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held over 1,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 27.10% for the Series and 21.15% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation to micro-cap stocks benefited performance relative to the benchmark, as micro-caps generally outperformed other small-cap stocks in Japan. At the sector level, the Series generally excludes real estate investment trusts (REITs). This exclusion also contributed positively to the Series' relative performance, as REITs underperformed most other sectors for the period.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 16.21% for the Series and 16.75% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on micro-cap stocks and consequent lesser allocation to other small-cap stocks detracted from performance relative to the benchmark, as micro-cap stocks generally underperformed in Asia Pacific equity markets. Conversely, the Series' exclusion of companies with the lowest profitability and highest relative price contributed positively to relative performance, as those companies underperformed for the period.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 330 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 29.87% for the Series and 32.13% for the MSCI UK Small Cap Index (net dividends), the Series' benchmark. By design, the Series provides consistent and diversified exposure to small companies in the U.K. Due to differences in methodology, the Series may invest in or hold small-cap securities that the benchmark does not hold. The Series' holdings of these securities underperformed for the period and detracted from the Series' performance relative to the benchmark. Additionally, the Series may exclude securities that are included in the benchmark but listed on exchanges not yet approved for investment by Dimensional. The Series' exclusion of these securities also detracted from relative performance, as those stocks generally outperformed for the period. The Series' general exclusions of real estate investment trusts (REITs) and companies with the lowest profitability and highest relative price contributed positively to relative performance, as those securities generally underperformed for the period.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 34.27% for the Series and 34.23% for the MSCI Europe ex UK Small Cap Index (net dividends), the Series' benchmark. At the sector level, the Series' exclusion of real estate investment trusts (REITs) contributed positively to performance relative to the benchmark, as those securities underperformed for the period. Due to differences in methodology, the Series and the benchmark may have different definitions for the maximum market capitalization of small-cap securities on a country-by-country basis. As a result, the Series and benchmark may invest in or hold securities that the other does not hold. Differences in holdings of these securities detracted from the Series' relative performance.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 350 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 12.10% for the Series and 10.56% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' exclusion of companies with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those companies underperformed for the period.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 25.26% for the Series and 26.45% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller market cap stocks within the large-cap space detracted from performance relative to the benchmark (which is composed of mostly mid- and large-cap stocks), as smaller stocks within the large-cap space generally underperformed other large caps for the period. At the country level, the Series' lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Series' lack of exposure to Qatar and the UAE (both of which were included in the benchmark) contributed positively to relative performance, as those countries underperformed.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 4,000 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 21.55% for the Series and 26.45% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-caps generally underperforming large-caps for the year, the Series' focus on small-caps was the primary driver of underperformance relative to the benchmark (which is composed of mostly mid- and large-cap stocks). At the country level, the Series' lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2017
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/17  10/31/17    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,078.30    0.11%    $0.58
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,134.50    0.21%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.15    0.21%    $1.07

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/17  10/31/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,186.60    0.13%    $0.72
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,106.20    0.13%    $0.69
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,075.80    0.11%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,134.20    0.13%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,067.60    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,144.90    0.15%    $0.81
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,104.20    0.27%    $1.49
Hypothetical 5% Annual Return........... $1,000.00 $1,023.79    0.27%    $1.43

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  13.6%
Consumer Staples.............................   6.6%
Energy.......................................  11.6%
Financials...................................  24.8%
Health Care..................................  12.4%
Industrials..................................   8.3%
Information Technology.......................  15.0%
Materials....................................   3.4%
Real Estate..................................   0.1%
Telecommunication Services...................   4.0%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   1.9%
Energy.......................................  15.3%
Financials...................................  31.7%
Health Care..................................   1.9%
Industrials..................................   8.3%
Information Technology.......................   2.8%
Materials....................................  15.0%
Real Estate..................................   2.3%
Telecommunication Services...................   3.7%
Utilities....................................   1.8%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.6%
Consumer Staples.............................   8.1%
Energy.......................................   1.1%
Financials...................................   8.5%
Health Care..................................   4.5%
Industrials..................................  28.9%
Information Technology.......................  14.8%
Materials....................................  11.2%
Real Estate..................................   2.2%
Telecommunication Services...................   0.1%
Utilities....................................   1.0%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  24.0%
Consumer Staples.............................   6.7%
Energy.......................................   3.4%
Financials...................................  10.5%
Health Care..................................   5.2%
Industrials..................................  16.0%
Information Technology.......................   8.5%
Materials....................................  13.8%
Real Estate..................................   6.5%
Telecommunication Services...................   2.6%
Utilities....................................   2.8%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  21.3%
Consumer Staples.............................   4.9%
Energy.......................................   4.2%
Financials...................................  15.1%
Health Care..................................   3.9%
Industrials..................................  26.4%
Information Technology.......................  11.2%
Materials....................................   7.6%
Real Estate..................................   2.4%
Telecommunication Services...................   1.4%
Utilities....................................   1.6%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  13.4%
Consumer Staples.............................   5.5%
Energy.......................................   2.9%
Financials...................................  12.2%
Health Care..................................   7.3%
Industrials..................................  26.3%
Information Technology.......................  11.1%
Materials....................................   9.3%
Real Estate..................................   5.7%
Telecommunication Services...................   3.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%


         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.0%
Consumer Staples.............................   4.9%
Energy.......................................  21.7%
Financials...................................   7.7%
Health Care..................................   1.6%
Industrials..................................  12.6%
Information Technology.......................   4.5%
Materials....................................  29.0%
Real Estate..................................   3.3%
Utilities....................................   5.7%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................   9.6%
Consumer Staples.............................   7.4%
Energy.......................................   6.7%
Financials...................................  22.1%
Health Care..................................   2.3%
Industrials..................................   6.8%
Information Technology.......................  25.8%
Materials....................................   9.6%
Real Estate..................................   2.1%
Telecommunication Services...................   4.8%
Utilities....................................   2.8%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.1%
Consumer Staples.............................   7.2%
Energy.......................................   1.4%
Financials...................................   8.5%
Health Care..................................   6.4%
Industrials..................................  14.8%
Information Technology.......................  18.1%
Materials....................................  12.9%
Real Estate..................................   7.8%
Telecommunication Services...................   0.9%
Utilities....................................   4.9%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (13.2%)
*   Charter Communications, Inc. Class A..........    996,600 $  333,033,822            1.2%
    Comcast Corp. Class A......................... 21,211,780    764,260,433            2.8%
#   Ford Motor Co................................. 16,011,353    196,459,301            0.7%
    General Motors Co.............................  6,055,833    260,279,702            0.9%
*   Mohawk Industries, Inc........................    535,570    140,190,803            0.5%
    Royal Caribbean Cruises, Ltd..................  1,461,968    180,947,779            0.7%
    Time Warner, Inc..............................  3,804,556    373,949,809            1.3%
    Other Securities..............................             1,469,072,188            5.3%
                                                              --------------           -----
Total Consumer Discretionary......................             3,718,193,837           13.4%
                                                              --------------           -----
Consumer Staples -- (6.3%)
    CVS Health Corp...............................  4,700,064    322,095,386            1.2%
    Mondelez International, Inc. Class A..........  3,546,887    146,947,528            0.5%
    Tyson Foods, Inc. Class A.....................  1,959,828    142,891,060            0.5%
    Wal-Mart Stores, Inc..........................  5,670,262    495,070,575            1.8%
    Walgreens Boots Alliance, Inc.................  2,539,242    168,275,567            0.6%
    Other Securities..............................               517,524,270            1.9%
                                                              --------------           -----
Total Consumer Staples............................             1,792,804,386            6.5%
                                                              --------------           -----
Energy -- (11.3%)
    Chevron Corp..................................  4,451,136    515,842,151            1.9%
    ConocoPhillips................................  2,989,939    152,935,380            0.6%
    Exxon Mobil Corp.............................. 12,856,443  1,071,584,524            3.9%
    Occidental Petroleum Corp.....................  2,196,166    141,806,439            0.5%
    Valero Energy Corp............................  2,810,052    221,685,002            0.8%
    Other Securities..............................             1,083,981,612            3.8%
                                                              --------------           -----
Total Energy......................................             3,187,835,108           11.5%
                                                              --------------           -----
Financials -- (24.1%)
    American International Group, Inc.............  2,219,588    143,407,581            0.5%
    Bank of America Corp.......................... 18,827,362    515,681,445            1.9%
    Bank of New York Mellon Corp. (The)...........  4,487,177    230,865,257            0.8%
    Capital One Financial Corp....................  2,121,034    195,516,914            0.7%
    Citigroup, Inc................................  8,095,404    595,012,194            2.1%
    Goldman Sachs Group, Inc. (The)...............  1,076,397    261,004,745            0.9%
    Hartford Financial Services Group, Inc. (The).  2,672,826    147,139,071            0.5%
    JPMorgan Chase & Co........................... 11,460,834  1,153,074,509            4.2%
    Morgan Stanley................................  5,499,651    274,982,550            1.0%
    PNC Financial Services Group, Inc. (The)......  1,370,488    187,469,053            0.7%
    Travelers Cos., Inc. (The)....................  1,165,331    154,348,091            0.6%
    Wells Fargo & Co.............................. 15,424,411    865,926,434            3.1%
    Other Securities..............................             2,067,096,534            7.5%
                                                              --------------           -----
Total Financials..................................             6,791,524,378           24.5%
                                                              --------------           -----
Health Care -- (12.1%)
    Abbott Laboratories...........................  4,721,513    256,047,650            0.9%
    Aetna, Inc....................................  1,805,018    306,907,211            1.1%
    Anthem, Inc...................................  1,447,321    302,794,026            1.1%
    Danaher Corp..................................  2,176,662    200,840,603            0.7%
*   Express Scripts Holding Co....................  2,740,464    167,963,039            0.6%
    Humana, Inc...................................    708,361    180,879,981            0.7%
    Medtronic P.L.C...............................  4,257,228    342,791,999            1.2%
    Pfizer, Inc................................... 16,341,666    572,938,810            2.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   1,050,474 $   203,613,375            0.7%
      Other Securities..............................................                 867,988,265            3.2%
                                                                                 ---------------          ------
Total Health Care...................................................               3,402,764,959           12.3%
                                                                                 ---------------          ------
Industrials -- (8.1%)
      Delta Air Lines, Inc..........................................   2,950,569     147,616,967            0.5%
      Eaton Corp. P.L.C.............................................   1,814,900     145,228,298            0.5%
      FedEx Corp....................................................     624,040     140,914,472            0.5%
      Norfolk Southern Corp.........................................   1,546,984     203,304,637            0.7%
      Stanley Black & Decker, Inc...................................   1,079,268     174,355,745            0.6%
      Other Securities..............................................               1,463,355,372            5.4%
                                                                                 ---------------          ------
Total Industrials...................................................               2,274,775,491            8.2%
                                                                                 ---------------          ------
Information Technology -- (14.6%)
      Cisco Systems, Inc............................................  23,284,393     795,162,021            2.9%
      HP, Inc.......................................................   9,619,949     207,309,901            0.8%
      Intel Corp....................................................  22,965,227   1,044,688,176            3.8%
#     Lam Research Corp.............................................   1,017,170     212,151,147            0.8%
*     Micron Technology, Inc........................................   5,266,057     233,338,986            0.8%
      QUALCOMM, Inc.................................................   5,296,483     270,173,598            1.0%
      Other Securities..............................................               1,346,251,749            4.8%
                                                                                 ---------------          ------
Total Information Technology........................................               4,109,075,578           14.9%
                                                                                 ---------------          ------
Materials -- (3.3%)
      Other Securities..............................................                 937,357,935            3.4%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  28,033,652            0.1%
                                                                                 ---------------          ------
Telecommunication Services -- (3.9%)
#     AT&T, Inc.....................................................  26,708,783     898,750,548            3.2%
      Other Securities..............................................                 191,599,940            0.8%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,090,350,488            4.0%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  62,978,242            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              27,395,694,054           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     199,056            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              27,395,893,110
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 272,071,006     272,071,006            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@  DFA Short Term Investment Fund................................  45,149,193     522,421,314            1.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,400,546,693)..........................................               $28,190,385,430          101.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At October 31, 2017, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                            UNREALIZED
                           NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)....   1,472    12/15/17  $181,290,778 $189,350,720   $8,059,942
                                                ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...                      $181,290,778 $189,350,720   $8,059,942
                                                ============ ============   ==========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------- ------------ ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 3,718,193,837           --   --    $ 3,718,193,837
 Consumer Staples...............   1,792,804,386           --   --      1,792,804,386
 Energy.........................   3,187,835,108           --   --      3,187,835,108
 Financials.....................   6,791,524,378           --   --      6,791,524,378
 Health Care....................   3,402,764,959           --   --      3,402,764,959
 Industrials....................   2,274,775,491           --   --      2,274,775,491
 Information Technology.........   4,109,075,578           --   --      4,109,075,578
 Materials......................     937,357,935           --   --        937,357,935
 Real Estate....................      28,033,652           --   --         28,033,652
 Telecommunication Services.....   1,090,350,488           --   --      1,090,350,488
 Utilities......................      62,978,242           --   --         62,978,242
Rights/Warrants.................              -- $    199,056   --            199,056
Temporary Cash Investments......     272,071,006           --   --        272,071,006
Securities Lending Collateral...              --  522,421,314   --        522,421,314
Futures Contracts**.............       8,059,942           --   --          8,059,942
                                 --------------- ------------   --    ---------------
TOTAL........................... $27,675,825,002 $522,620,370   --    $28,198,445,372
                                 =============== ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd.. 6,120,380 $  140,453,824            1.1%
    BHP Billiton, Ltd........................... 6,597,392    135,832,357            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,510,491     61,899,921            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042     67,089,785            0.5%
    Other Securities............................              343,438,930            2.7%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              748,714,817            5.9%
                                                           --------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................               13,284,762            0.1%
                                                           --------------            ----

BELGIUM -- (1.0%)
    Other Securities............................              129,560,360            1.0%
                                                           --------------            ----

CANADA -- (7.7%)
    Bank of Montreal............................ 1,746,675    133,812,772            1.1%
    Suncor Energy, Inc.......................... 3,911,426    132,796,279            1.0%
    Other Securities............................              745,440,840            5.9%
                                                           --------------            ----
TOTAL CANADA....................................            1,012,049,891            8.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              222,737,552            1.8%
                                                           --------------            ----

FINLAND -- (0.9%)
    Other Securities............................              115,389,730            0.9%
                                                           --------------            ----

FRANCE -- (9.2%)
    AXA SA...................................... 2,859,375     86,319,921            0.7%
    BNP Paribas SA.............................. 2,361,620    184,323,068            1.5%
#   Engie SA.................................... 5,125,526     86,631,897            0.7%
    Orange SA................................... 5,424,781     89,116,543            0.7%
    Peugeot SA.................................. 2,829,994     67,143,170            0.5%
    Renault SA..................................   914,987     90,733,026            0.7%
    Societe Generale SA......................... 1,935,625    107,726,187            0.8%
    Total SA.................................... 5,355,467    298,503,517            2.3%
    Other Securities............................              195,514,428            1.6%
                                                           --------------            ----
TOTAL FRANCE....................................            1,206,011,757            9.5%
                                                           --------------            ----

GERMANY -- (7.2%)
    Allianz SE..................................   309,762     72,316,665            0.6%
#   Allianz SE Sponsored ADR.................... 2,622,354     61,364,132            0.5%
    Bayerische Motoren Werke AG................. 1,144,525    117,382,755            0.9%
    Daimler AG.................................. 3,058,631    255,353,316            2.0%
    Other Securities............................              448,990,129            3.5%
                                                           --------------            ----
TOTAL GERMANY...................................              955,406,997            7.5%
                                                           --------------            ----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,770,984     86,003,062            0.7%
    Other Securities............................              237,434,522            1.8%
                                                           --------------            ----
TOTAL HONG KONG.................................              323,437,584            2.5%
                                                           --------------            ----

IRELAND -- (0.2%)
    Other Securities............................               30,764,664            0.2%
                                                           --------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
ISRAEL -- (0.4%)
    Other Securities......................            $   48,328,428            0.4%
                                                      --------------           -----

ITALY -- (1.9%)
    Fiat Chrysler Automobiles NV..........  4,223,093     73,022,663            0.6%
*   UniCredit SpA.........................  4,382,253     83,747,614            0.6%
    Other Securities......................                89,724,183            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               246,494,460            1.9%
                                                      --------------           -----

JAPAN -- (21.7%)
    Hitachi, Ltd.......................... 10,761,000     85,693,558            0.7%
    Honda Motor Co., Ltd..................  4,402,100    137,948,849            1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906    121,112,359            1.0%
    Mizuho Financial Group, Inc........... 32,106,400     58,333,486            0.5%
#   Nissan Motor Co., Ltd.................  6,443,700     62,667,395            0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    114,347,007            0.9%
    Toyota Motor Corp.....................  3,590,490    222,703,923            1.8%
    Other Securities......................             2,055,894,920           16.0%
                                                      --------------           -----
TOTAL JAPAN...............................             2,858,701,497           22.5%
                                                      --------------           -----

NETHERLANDS -- (3.1%)
    ING Groep NV..........................  5,655,087    104,502,975            0.8%
    Other Securities......................               305,269,728            2.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               409,772,703            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                15,999,490            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               104,297,070            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,474,616            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               130,679,480            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 30,252,813    205,093,196            1.6%
    Repsol SA.............................  5,254,339     98,463,132            0.8%
    Other Securities......................                66,397,472            0.5%
                                                      --------------           -----
TOTAL SPAIN...............................               369,953,800            2.9%
                                                      --------------           -----

SWEDEN -- (2.5%)
    Nordea Bank AB........................  7,285,616     88,044,529            0.7%
    Other Securities......................               243,042,505            1.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               331,087,034            2.6%
                                                      --------------           -----

SWITZERLAND -- (7.4%)
    Adecco Group AG.......................    747,305     59,289,170            0.5%
    Cie Financiere Richemont SA...........  1,177,332    108,533,855            0.8%
    Novartis AG...........................  1,704,593    140,593,520            1.1%
    Swiss Re AG...........................    821,038     77,268,128            0.6%
    UBS Group AG..........................  3,507,610     59,675,333            0.5%
    Zurich Insurance Group AG.............    417,577    127,429,914            1.0%
    Other Securities......................               397,917,168            3.1%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               970,707,088            7.6%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                         SHARES        VALUE++     OF NET ASSETS**
                                                         ------        -------     ---------------
UNITED KINGDOM -- (16.6%)
#     Anglo American P.L.C............................   5,924,428 $   111,752,548            0.9%
      BP P.L.C. Sponsored ADR.........................   8,731,578     355,113,277            2.8%
      Glencore P.L.C..................................  22,334,025     107,721,452            0.9%
      HSBC Holdings P.L.C.............................  19,975,015     195,058,378            1.5%
#     HSBC Holdings P.L.C. Sponsored ADR..............   2,963,067     144,508,777            1.1%
      Lloyds Banking Group P.L.C...................... 143,997,641     130,523,854            1.0%
      Royal Dutch Shell P.L.C. Class A................   2,374,989      74,764,137            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   3,844,392     242,312,004            1.9%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   3,852,485     251,798,420            2.0%
      Vodafone Group P.L.C............................  58,351,986     166,906,425            1.3%
#     Vodafone Group P.L.C. Sponsored ADR.............   4,011,201     116,244,613            0.9%
      Other Securities................................                 290,308,288            2.3%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               2,187,012,173           17.2%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              12,434,865,953           97.6%
                                                                   ---------------          ------

PREFERRED STOCKS -- (1.0%)

GERMANY -- (1.0%)
      Volkswagen AG...................................     601,796     110,190,738            0.9%
      Other Securities................................                  26,544,560            0.2%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 136,735,298            1.1%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 136,735,298            1.1%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
      Other Securities................................                   1,612,210            0.0%
                                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              12,573,213,461
                                                                   ---------------

                                                                       VALUE+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund..................  51,323,210     593,860,860            4.7%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,050,403,930)............................               $13,167,074,321          103.4%
                                                                   ===============          ======

At October 31, 2017, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future...    381     12/15/17  $ 37,262,799 $ 38,240,970   $  978,171
S&P 500 Emini Index(R)...    554     12/15/17    69,357,696   71,263,790    1,906,094
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $106,620,495 $109,504,760   $2,884,265
                                               ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   66,171,450 $   682,543,367   --    $   748,714,817
  Austria.....................             --      13,284,762   --         13,284,762
  Belgium.....................             --     129,560,360   --        129,560,360
  Canada......................  1,012,049,891              --   --      1,012,049,891
  Denmark.....................             --     222,737,552   --        222,737,552
  Finland.....................      3,512,957     111,876,773   --        115,389,730
  France......................         90,389   1,205,921,368   --      1,206,011,757
  Germany.....................    121,435,557     833,971,440   --        955,406,997
  Hong Kong...................             --     323,437,584   --        323,437,584
  Ireland.....................      7,455,562      23,309,102   --         30,764,664
  Israel......................             --      48,328,428   --         48,328,428
  Italy.......................     41,309,073     205,185,387   --        246,494,460
  Japan.......................     65,681,064   2,793,020,433   --      2,858,701,497
  Netherlands.................     46,587,082     363,185,621   --        409,772,703
  New Zealand.................             --      15,999,490   --         15,999,490
  Norway......................      3,986,233     100,310,837   --        104,297,070
  Portugal....................             --       4,474,616   --          4,474,616
  Singapore...................             --     130,679,480   --        130,679,480
  Spain.......................      1,208,347     368,745,453   --        369,953,800
  Sweden......................      3,437,406     327,649,628   --        331,087,034
  Switzerland.................     43,586,047     927,121,041   --        970,707,088
  United Kingdom..............  1,184,084,036   1,002,928,137   --      2,187,012,173
Preferred Stocks
  Germany.....................             --     136,735,298   --        136,735,298
Rights/Warrants
  Spain.......................             --       1,612,210   --          1,612,210
Securities Lending Collateral.             --     593,860,860   --        593,860,860
Futures Contracts**...........      2,884,265              --   --          2,884,265
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,603,479,359 $10,566,479,227   --    $13,169,958,586
                               ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (17.8%)
    Aoyama Trading Co., Ltd...............   307,500 $   11,394,402            0.3%
#   Resorttrust, Inc......................   507,200      9,986,546            0.3%
    Wacoal Holdings Corp..................   338,000      9,660,986            0.3%
    Other Securities......................              742,584,862           18.5%
                                                     --------------           -----
Total Consumer Discretionary..............              773,626,796           19.4%
                                                     --------------           -----
Consumer Staples -- (7.4%)
    Megmilk Snow Brand Co., Ltd...........   321,100      8,988,272            0.2%
    Morinaga Milk Industry Co., Ltd.......   243,400      9,344,287            0.2%
    Nippon Suisan Kaisha, Ltd............. 1,832,600     11,212,866            0.3%
    Takara Holdings, Inc.................. 1,048,200     10,253,490            0.3%
    Other Securities......................              282,326,095            7.1%
                                                     --------------           -----
Total Consumer Staples....................              322,125,010            8.1%
                                                     --------------           -----
Energy -- (1.0%)
    Other Securities......................               43,983,248            1.1%
                                                     --------------           -----
Financials -- (7.7%)
    77 Bank, Ltd. (The)...................   392,952      9,986,545            0.3%
    Daishi Bank, Ltd. (The)...............   207,100     10,141,558            0.3%
    Jafco Co., Ltd........................   190,600      9,420,141            0.2%
    Nishi-Nippon Financial Holdings, Inc..   773,100      9,020,926            0.2%
    Other Securities......................              299,008,703            7.5%
                                                     --------------           -----
Total Financials..........................              337,577,873            8.5%
                                                     --------------           -----
Health Care -- (4.1%)
    Nihon Kohden Corp.....................   407,000      9,060,324            0.2%
    Nipro Corp............................   630,500      9,192,086            0.2%
    Sawai Pharmaceutical Co., Ltd.........   197,500     11,202,256            0.3%
    Other Securities......................              148,315,169            3.7%
                                                     --------------           -----
Total Health Care.........................              177,769,835            4.4%
                                                     --------------           -----
Industrials -- (26.3%)
    Aica Kogyo Co., Ltd...................   264,800      9,261,490            0.2%
    DMG Mori Co., Ltd.....................   619,700     12,496,608            0.3%
    Glory, Ltd............................   243,900      9,121,396            0.2%
    Hanwa Co., Ltd........................   244,200      9,268,572            0.2%
    Hazama Ando Corp...................... 1,180,700      9,626,535            0.3%
#   Japan Steel Works, Ltd. (The).........   398,400     10,097,965            0.3%
    Nagase & Co., Ltd.....................   535,500      9,095,948            0.2%
    Nikkon Holdings Co., Ltd..............   356,800      9,138,051            0.2%
    Nishi-Nippon Railroad Co., Ltd........   406,600     10,869,438            0.3%
    Nishimatsu Construction Co., Ltd......   358,800     10,832,245            0.3%
#   Nisshinbo Holdings, Inc...............   911,080     10,939,879            0.3%
    OKUMA Corp............................   169,800     10,437,221            0.3%
    Penta-Ocean Construction Co., Ltd..... 1,890,000     12,503,434            0.3%
    Pilot Corp............................   221,300     11,188,873            0.3%
    Sankyu, Inc...........................   250,200     10,344,070            0.3%
#   Tadano, Ltd...........................   658,100     10,029,797            0.3%
    TechnoPro Holdings, Inc...............   217,600      9,976,612            0.3%
    Ushio, Inc............................   657,700      9,129,387            0.2%
    Other Securities......................              959,790,164           23.9%
                                                     --------------           -----
Total Industrials.........................            1,144,147,685           28.7%
                                                     --------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------
Information Technology -- (13.4%)
      Amano Corp............................    391,500 $    9,633,436            0.3%
      Citizen Watch Co., Ltd................  1,479,400     10,876,479            0.3%
#     Hitachi Kokusai Electric, Inc.........    332,500      9,210,643            0.2%
      Taiyo Yuden Co., Ltd..................    678,700     11,849,631            0.3%
      Tokyo Seimitsu Co., Ltd...............    240,800      9,572,803            0.3%
      Topcon Corp...........................    662,200     14,001,261            0.4%
      Other Securities......................               520,379,508           12.9%
                                                        --------------          ------
Total Information Technology................               585,523,761           14.7%
                                                        --------------          ------
Materials -- (10.1%)
      ADEKA Corp............................    544,000      9,396,399            0.2%
      Nihon Parkerizing Co., Ltd............    581,400      9,531,034            0.2%
      Nippon Light Metal Holdings Co., Ltd..  3,567,200     10,499,570            0.3%
      NOF Corp..............................    435,000     12,571,633            0.3%
      Sumitomo Bakelite Co., Ltd............  1,112,000      9,042,991            0.2%
      Sumitomo Osaka Cement Co., Ltd........  2,368,000     10,844,854            0.3%
      Tokai Carbon Co., Ltd.................  1,289,000     12,880,783            0.3%
#     Tokuyama Corp.........................    462,998     13,138,460            0.3%
      Toyobo Co., Ltd.......................    568,800     10,956,472            0.3%
      Other Securities......................               342,221,667            8.7%
                                                        --------------          ------
Total Materials.............................               441,083,863           11.1%
                                                        --------------          ------
Real Estate -- (2.0%)
      Leopalace21 Corp......................  1,598,200     11,934,140            0.3%
      Other Securities......................                73,820,456            1.8%
                                                        --------------          ------
Total Real Estate...........................                85,754,596            2.1%
                                                        --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities......................                 4,632,664            0.1%
                                                        --------------          ------
Utilities -- (0.9%)
*     Hokkaido Electric Power Co., Inc......  1,189,200      9,371,339            0.2%
#     Hokuriku Electric Power Co............  1,087,400      9,608,330            0.3%
      Other Securities......................                20,333,472            0.5%
                                                        --------------          ------
Total Utilities.............................                39,313,141            1.0%
                                                        --------------          ------
TOTAL COMMON STOCKS.........................             3,955,538,472           99.2%
                                                        --------------          ------
TOTAL INVESTMENT SECURITIES.................             3,955,538,472
                                                        --------------

                                                           VALUE+
                                                           ------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund........ 34,516,023    399,384,904           10.0%
                                                        --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,314,290,953)...................              $4,354,923,376          109.2%
                                                        ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Common Stocks
  Consumer Discretionary.........   --    $  773,626,796   --    $  773,626,796
  Consumer Staples...............   --       322,125,010   --       322,125,010
  Energy.........................   --        43,983,248   --        43,983,248
  Financials.....................   --       337,577,873   --       337,577,873
  Health Care....................   --       177,769,835   --       177,769,835
  Industrials....................   --     1,144,147,685   --     1,144,147,685
  Information Technology.........   --       585,523,761   --       585,523,761
  Materials......................   --       441,083,863   --       441,083,863
  Real Estate....................   --        85,754,596   --        85,754,596
  Telecommunication Services.....   --         4,632,664   --         4,632,664
  Utilities......................   --        39,313,141   --        39,313,141
 Securities Lending Collateral...   --       399,384,904   --       399,384,904
                                    --    --------------   --    --------------
 TOTAL...........................   --    $4,354,923,376   --    $4,354,923,376
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (87.5%)
AUSTRALIA -- (47.2%)
#   Adelaide Brighton, Ltd................  3,668,074 $ 17,462,503            1.0%
    Ansell, Ltd...........................    830,803   15,292,658            0.8%
    Beach Energy, Ltd..................... 16,720,311   12,508,369            0.7%
#   Blackmores, Ltd.......................     82,235   10,057,671            0.6%
    BT Investment Management, Ltd.........  1,061,631    8,782,885            0.5%
#   carsales.com, Ltd.....................  1,702,940   17,883,224            1.0%
    Cleanaway Waste Management, Ltd....... 10,618,818   12,220,420            0.7%
    CSR, Ltd..............................  3,680,857   13,388,457            0.7%
    Downer EDI, Ltd.......................  3,622,856   19,439,855            1.1%
    DuluxGroup, Ltd.......................  3,101,823   17,518,012            1.0%
    Fairfax Media, Ltd.................... 15,303,894   12,891,987            0.7%
#   G8 Education, Ltd.....................  2,577,771    9,004,963            0.5%
    Iluka Resources, Ltd..................  1,852,267   13,347,308            0.7%
    InvoCare, Ltd.........................    920,100   11,962,615            0.7%
#   IOOF Holdings, Ltd....................  2,368,404   19,535,461            1.1%
    IRESS, Ltd............................  1,175,824   10,600,488            0.6%
#   JB Hi-Fi, Ltd.........................    962,791   16,902,328            0.9%
    Link Administration Holdings, Ltd.....  1,477,619    9,330,538            0.5%
#   Metcash, Ltd..........................  5,204,963   10,752,406            0.6%
    Mineral Resources, Ltd................  1,168,088   15,587,838            0.9%
#   Monadelphous Group, Ltd...............    813,595   10,577,940            0.6%
    nib holdings, Ltd.....................  2,841,283   13,723,457            0.8%
    Northern Star Resources, Ltd..........  4,806,957   19,116,115            1.1%
    Nufarm, Ltd...........................  1,407,770    9,406,021            0.5%
    Orora, Ltd............................  5,866,371   15,297,175            0.8%
    OZ Minerals, Ltd......................  2,198,276   13,574,508            0.7%
#   Perpetual, Ltd........................    356,426   13,246,567            0.7%
    Sims Metal Management, Ltd............  1,382,214   14,015,094            0.8%
    Spark Infrastructure Group............  9,691,872   18,867,222            1.0%
    Tabcorp Holdings, Ltd.................  4,718,586   16,235,426            0.9%
#   Vocus Group, Ltd......................  4,330,071    9,564,561            0.5%
#*  Whitehaven Coal, Ltd..................  4,143,411   11,842,782            0.7%
*   WorleyParsons, Ltd....................  1,194,746   12,850,207            0.7%
    Other Securities......................             519,117,725           28.4%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             971,904,786           53.5%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,037,587            0.1%
                                                      ------------           -----

HONG KONG -- (24.1%)
    Dah Sing Financial Holdings, Ltd......  1,483,344    9,968,172            0.6%
#*  Esprit Holdings, Ltd.................. 14,828,050    8,972,221            0.5%
    Hopewell Holdings, Ltd................  3,366,000   12,946,497            0.7%
#   IGG, Inc..............................  7,041,000    9,453,202            0.5%
    Johnson Electric Holdings, Ltd........  2,358,750    9,516,625            0.5%
    Luk Fook Holdings International, Ltd..  3,243,000   13,718,512            0.8%
    Man Wah Holdings, Ltd................. 11,957,600   10,803,091            0.6%
    NagaCorp, Ltd......................... 11,248,000    9,087,661            0.5%
    Orient Overseas International, Ltd....  1,483,500   14,287,148            0.8%
    Vitasoy International Holdings, Ltd...  5,557,000   12,849,073            0.7%
    VTech Holdings, Ltd...................    820,400   11,663,361            0.7%
    Xinyi Glass Holdings, Ltd............. 13,352,000   12,938,386            0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
HONG KONG -- (Continued)
      Other Securities..................            $  359,743,544           19.7%
                                                    --------------          ------
TOTAL HONG KONG.........................               495,947,493           27.3%
                                                    --------------          ------

NEW ZEALAND -- (6.0%)
*     a2 Milk Co., Ltd..................  1,860,803     11,047,609            0.6%
#     Mainfreight, Ltd..................    536,356      8,978,181            0.5%
      SKYCITY Entertainment Group, Ltd..  5,461,701     14,539,711            0.8%
      Other Securities..................                88,218,204            4.9%
                                                    --------------          ------
TOTAL NEW ZEALAND.......................               122,783,705            6.8%
                                                    --------------          ------

SINGAPORE -- (10.1%)
#     Singapore Post, Ltd............... 10,457,500      9,858,175            0.6%
      Venture Corp., Ltd................  1,597,200     22,831,474            1.3%
      Other Securities..................               176,269,027            9.6%
                                                    --------------          ------
TOTAL SINGAPORE.........................               208,958,676           11.5%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities..................                    73,767            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             1,800,706,014           99.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..................                   431,607            0.0%
                                                    --------------          ------

HONG KONG -- (0.0%)
      Other Securities..................                     4,043            0.0%
                                                    --------------          ------

NEW ZEALAND -- (0.0%)
      Other Securities..................                     1,010            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   436,660            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,801,142,674
                                                    --------------

                                                       VALUE+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund.... 22,292,852    257,950,593           14.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,978,371,714)...............              $2,059,093,267          113.4%
                                                    ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                 -------- -------------- ------- --------------
Common Stocks
 Australia......................       -- $  971,904,786   --    $  971,904,786
 China..........................       --      1,037,587   --         1,037,587
 Hong Kong...................... $573,686    495,373,807   --       495,947,493
 New Zealand....................       --    122,783,705   --       122,783,705
 Singapore......................       --    208,958,676   --       208,958,676
 United Kingdom.................   73,767             --   --            73,767
Rights/Warrants
 Australia......................       --        431,607   --           431,607
 Hong Kong......................       --          4,043   --             4,043
 New Zealand....................       --          1,010   --             1,010
Securities Lending Collateral...       --    257,950,593   --       257,950,593
                                 -------- --------------   --    --------------
TOTAL........................... $647,453 $2,058,445,814   --    $2,059,093,267
                                 ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (97.7%)
 Consumer Discretionary -- (20.8%)
     B&M European Value Retail SA......  3,556,127 $ 18,764,210            0.8%
     Bellway P.L.C.....................    662,602   32,126,797            1.4%
     GVC Holdings P.L.C................  1,474,855   18,364,234            0.8%
     Inchcape P.L.C....................  2,337,053   24,258,271            1.0%
     SSP Group P.L.C...................  2,150,632   16,701,979            0.7%
     UBM P.L.C.........................  2,150,381   20,089,069            0.9%
     WH Smith P.L.C....................    660,318   17,952,522            0.8%
     William Hill P.L.C................  4,390,122   15,064,779            0.6%
     Other Securities..................             329,733,378           14.2%
                                                   ------------           -----
 Total Consumer Discretionary..........             493,055,239           21.2%
                                                   ------------           -----
 Consumer Staples -- (4.8%)
     Booker Group P.L.C................  8,370,700   22,363,754            1.0%
     Tate & Lyle P.L.C.................  2,718,312   23,351,051            1.0%
     Other Securities..................              68,237,724            2.9%
                                                   ------------           -----
 Total Consumer Staples................             113,952,529            4.9%
                                                   ------------           -----
 Energy -- (4.2%)
     John Wood Group P.L.C.............  3,479,405   32,900,578            1.4%
 #*  Tullow Oil P.L.C..................  7,033,116   17,017,662            0.7%
     Other Securities..................              48,239,755            2.1%
                                                   ------------           -----
 Total Energy..........................              98,157,995            4.2%
                                                   ------------           -----
 Financials -- (14.8%)
     Beazley P.L.C.....................  2,911,016   19,527,655            0.8%
     Close Brothers Group P.L.C........    842,028   15,529,712            0.7%
     Hiscox, Ltd.......................  1,547,072   29,336,860            1.3%
     IG Group Holdings P.L.C...........  1,926,366   16,715,603            0.7%
     Intermediate Capital Group P.L.C..  1,606,829   20,747,945            0.9%
     Jupiter Fund Management P.L.C.....  2,283,894   18,021,025            0.8%
     Man Group P.L.C...................  9,157,327   23,548,762            1.0%
     Phoenix Group Holdings............  2,000,670   20,109,594            0.9%
     TP ICAP P.L.C.....................  2,829,016   20,454,412            0.9%
     Other Securities..................             166,813,983            7.0%
                                                   ------------           -----
 Total Financials......................             350,805,551           15.0%
                                                   ------------           -----
 Health Care -- (3.8%)
 *   BTG P.L.C.........................  1,883,903   18,858,989            0.8%
 *   Indivior P.L.C....................  3,837,838   18,938,519            0.8%
     UDG Healthcare P.L.C..............  1,295,217   15,903,433            0.7%
     Other Securities..................              36,656,028            1.6%
                                                   ------------           -----
 Total Health Care.....................              90,356,969            3.9%
                                                   ------------           -----
 Industrials -- (25.8%)
     Aggreko P.L.C.....................  1,334,788   16,611,140            0.7%
     BBA Aviation P.L.C................  5,990,848   25,309,196            1.1%
 *   Cobham P.L.C...................... 12,408,518   22,901,572            1.0%
     Hays P.L.C........................  8,341,552   20,648,960            0.9%
     HomeServe P.L.C...................  1,383,521   15,731,024            0.7%
     Howden Joinery Group P.L.C........  3,763,658   20,496,619            0.9%
     IMI P.L.C.........................  1,368,653   22,207,186            1.0%
     Meggitt P.L.C.....................  3,799,091   26,153,041            1.1%
     Melrose Industries P.L.C..........  9,415,164   27,500,308            1.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
Industrials -- (Continued)
       Rentokil Initial P.L.C.......... 4,056,594 $   18,089,762            0.8%
       Spirax-Sarco Engineering P.L.C..   367,759     27,595,228            1.2%
       Travis Perkins P.L.C............   853,860     17,236,813            0.7%
       Weir Group P.L.C. (The).........   633,437     16,421,638            0.7%
       Other Securities................              335,262,817           14.3%
                                                  --------------          ------
Total Industrials......................              612,165,304           26.3%
                                                  --------------          ------
Information Technology -- (10.9%)
       Auto Trader Group P.L.C......... 3,741,417     17,013,390            0.7%
       Electrocomponents P.L.C......... 2,762,938     25,482,641            1.1%
       Halma P.L.C..................... 1,908,645     29,948,327            1.3%
*      Paysafe Group P.L.C............. 2,424,051     18,868,212            0.8%
       Playtech P.L.C.................. 1,462,260     19,106,906            0.8%
       Rightmove P.L.C.................   468,485     25,845,606            1.1%
       Spectris P.L.C..................   701,125     23,837,173            1.0%
       Other Securities................               98,875,117            4.3%
                                                  --------------          ------
Total Information Technology...........              258,977,372           11.1%
                                                  --------------          ------
Materials -- (7.4%)
       DS Smith P.L.C.................. 3,354,420     23,198,985            1.0%
*      KAZ Minerals P.L.C.............. 1,433,524     15,478,418            0.7%
       RPC Group P.L.C................. 2,253,573     28,202,447            1.2%
       Victrex P.L.C...................   482,843     15,374,148            0.7%
       Other Securities................               93,920,109            4.0%
                                                  --------------          ------
Total Materials........................              176,174,107            7.6%
                                                  --------------          ------
Real Estate -- (2.3%)
       Other Securities................               54,350,850            2.3%
                                                  --------------          ------
Telecommunication Services -- (1.3%)
       Inmarsat P.L.C.................. 2,371,810     19,563,902            0.9%
       Other Securities................               12,151,612            0.5%
                                                  --------------          ------
Total Telecommunication Services.......               31,715,514            1.4%
                                                  --------------          ------
Utilities -- (1.6%)
       Pennon Group P.L.C.............. 2,236,812     23,590,729            1.0%
       Other Securities................               13,858,087            0.6%
                                                  --------------          ------
Total Utilities........................               37,448,816            1.6%
                                                  --------------          ------
TOTAL COMMON STOCKS....................            2,317,160,246           99.5%
                                                  --------------          ------
TOTAL INVESTMENT SECURITIES............            2,317,160,246
                                                  --------------

                                                     VALUE+
                                                     ------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@   DFA Short Term Investment Fund.. 4,640,939     53,700,300            2.3%
                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,951,561,258)..............             $2,370,860,546          101.8%
                                                  ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Common Stocks
  Consumer Discretionary.........   --    $  493,055,239   --    $  493,055,239
  Consumer Staples...............   --       113,952,529   --       113,952,529
  Energy.........................   --        98,157,995   --        98,157,995
  Financials.....................   --       350,805,551   --       350,805,551
  Health Care....................   --        90,356,969   --        90,356,969
  Industrials....................   --       612,165,304   --       612,165,304
  Information Technology.........   --       258,977,372   --       258,977,372
  Materials......................   --       176,174,107   --       176,174,107
  Real Estate....................   --        54,350,850   --        54,350,850
  Telecommunication Services.....   --        31,715,514   --        31,715,514
  Utilities......................   --        37,448,816   --        37,448,816
 Securities Lending Collateral...   --        53,700,300   --        53,700,300
                                    --    --------------   --    --------------
 TOTAL...........................   --    $2,370,860,546   --    $2,370,860,546
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                     ------     -------    ---------------
     COMMON STOCKS -- (91.6%)
     AUSTRIA -- (3.2%)
         ANDRITZ AG................   351,021 $ 19,848,846            0.4%
         Other Securities..........            177,396,677            3.0%
                                              ------------           -----
     TOTAL AUSTRIA.................            197,245,523            3.4%
                                              ------------           -----

     BELGIUM -- (4.2%)
         Ackermans & van Haaren NV.   134,719   23,072,545            0.4%
     *   Galapagos NV..............   220,186   21,413,464            0.4%
         Umicore SA................   703,600   31,444,010            0.6%
         Other Securities..........            183,087,877            3.1%
                                              ------------           -----
     TOTAL BELGIUM.................            259,017,896            4.5%
                                              ------------           -----

     DENMARK -- (4.8%)
         GN Store Nord A.S.........   855,243   28,303,028            0.5%
         Jyske Bank A.S............   434,014   24,525,321            0.4%
         TDC A.S................... 5,173,971   30,589,544            0.5%
     *   Topdanmark A.S............   491,266   20,195,323            0.4%
         Other Securities..........            192,193,095            3.3%
                                              ------------           -----
     TOTAL DENMARK.................            295,806,311            5.1%
                                              ------------           -----

     FINLAND -- (6.0%)
         Elisa Oyj.................   674,321   27,152,966            0.5%
         Huhtamaki Oyj.............   574,099   24,453,639            0.4%
         Metso Oyj.................   654,668   23,776,410            0.4%
         Nokian Renkaat Oyj........   659,051   30,215,607            0.5%
         Outokumpu Oyj............. 2,921,503   27,616,847            0.5%
         Other Securities..........            238,617,463            4.2%
                                              ------------           -----
     TOTAL FINLAND.................            371,832,932            6.5%
                                              ------------           -----

     FRANCE -- (12.9%)
     #   Edenred................... 1,222,953   35,256,073            0.6%
         Faurecia..................   306,467   22,278,725            0.4%
         Groupe Eurotunnel SE...... 1,656,217   20,813,393            0.4%
     #   Ingenico Group SA.........   301,300   29,258,749            0.5%
         Lagardere SCA.............   673,857   22,190,928            0.4%
         Orpea.....................   178,098   21,337,715            0.4%
         Rexel SA.................. 1,596,995   28,477,648            0.5%
     #   Rubis SCA.................   466,180   29,254,014            0.5%
         Teleperformance...........   253,057   36,957,477            0.7%
     *   Ubisoft Entertainment SA..   521,852   39,817,112            0.7%
         Other Securities..........            512,562,878            8.8%
                                              ------------           -----
     TOTAL FRANCE..................            798,204,712           13.9%
                                              ------------           -----

     GERMANY -- (14.8%)
         Duerr AG..................   143,919   19,916,912            0.4%
     *   Evotec AG................. 1,078,504   22,950,178            0.4%
         Freenet AG................   763,964   25,583,539            0.5%
     #   Hugo Boss AG..............   314,787   28,154,350            0.5%
     #   K+S AG.................... 1,020,067   24,799,642            0.4%
         Lanxess AG................   471,353   36,958,137            0.6%
         LEG Immobilien AG.........   331,263   33,743,929            0.6%
         MTU Aero Engines AG.......   144,099   24,384,649            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   GERMANY -- (Continued)
       OSRAM Licht AG................   280,364 $ 21,467,400            0.4%
   #   QIAGEN NV.....................   701,160   23,788,035            0.4%
       Rheinmetall AG................   234,011   27,793,104            0.5%
       Other Securities..............            629,683,762           10.9%
                                                ------------           -----
   TOTAL GERMANY.....................            919,223,637           16.0%
                                                ------------           -----

   HONG KONG -- (0.1%)
       Other Securities..............              3,147,046            0.1%
                                                ------------           -----

   IRELAND -- (1.2%)
       Kingspan Group P.L.C..........   734,997   30,725,971            0.5%
       Other Securities..............             46,011,856            0.8%
                                                ------------           -----
   TOTAL IRELAND.....................             76,737,827            1.3%
                                                ------------           -----

   ISRAEL -- (2.5%)
       Other Securities..............            153,649,964            2.7%
                                                ------------           -----

   ITALY -- (10.2%)
   #*  Banco BPM SpA................. 9,344,575   32,536,729            0.6%
       FinecoBank Banca Fineco SpA... 2,170,080   20,296,722            0.4%
       Moncler SpA...................   730,401   20,735,047            0.4%
       Prysmian SpA..................   907,443   31,224,581            0.6%
   #   Unione di Banche Italiane SpA. 6,512,755   30,567,169            0.5%
       Other Securities..............            498,381,755            8.5%
                                                ------------           -----
   TOTAL ITALY.......................            633,742,003           11.0%
                                                ------------           -----

   NETHERLANDS -- (5.7%)
       Aalberts Industries NV........   633,462   31,236,489            0.6%
       ASM International NV..........   339,707   22,765,126            0.4%
       Boskalis Westminster..........   594,181   21,239,893            0.4%
       SBM Offshore NV............... 1,217,053   21,719,672            0.4%
       Other Securities..............            257,243,164            4.3%
                                                ------------           -----
   TOTAL NETHERLANDS.................            354,204,344            6.1%
                                                ------------           -----

   NORWAY -- (2.2%)
       Other Securities..............            138,286,028            2.4%
                                                ------------           -----

   PORTUGAL -- (1.1%)
       Other Securities..............             67,632,440            1.2%
                                                ------------           -----

   SPAIN -- (5.2%)
       Cellnex Telecom SA............   909,420   22,573,590            0.4%
       Other Securities..............            298,606,877            5.2%
                                                ------------           -----
   TOTAL SPAIN.......................            321,180,467            5.6%
                                                ------------           -----

   SWEDEN -- (6.9%)
       Other Securities..............            429,210,166            7.5%
                                                ------------           -----

   SWITZERLAND -- (10.6%)
   #   ams AG........................   316,689   28,893,663            0.5%
       Georg Fischer AG..............    24,221   29,841,965            0.5%
       Helvetia Holding AG...........    37,722   20,278,728            0.4%
       Logitech International SA.....   744,066   26,607,319            0.5%
       Temenos Group AG..............   307,521   35,509,903            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
SWITZERLAND -- (Continued)
       Other Securities................            $  515,114,990            8.9%
                                                   --------------          ------
TOTAL SWITZERLAND......................               656,246,568           11.4%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             5,675,367,864           98.7%
                                                   --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
       Other Securities................                46,412,310            0.8%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................                46,412,310            0.8%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
       Other Securities................                     2,585            0.0%
                                                   --------------          ------

ISRAEL -- (0.0%)
       Other Securities................                        10            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                   978,996            0.0%
                                                   --------------          ------

SWITZERLAND -- (0.0%)
       Other Securities................                   105,912            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                 1,087,503            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             5,722,867,677
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@   DFA Short Term Investment Fund.. 40,695,303    470,885,347            8.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,482,764,364)..............              $6,193,753,024          107.7%
                                                   ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                   LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ----------- -------------- ------- --------------
Common Stocks
 Austria........................          -- $  197,245,523   --    $  197,245,523
 Belgium........................ $ 2,677,761    256,340,135   --       259,017,896
 Denmark........................   8,784,672    287,021,639   --       295,806,311
 Finland........................          --    371,832,932   --       371,832,932
 France.........................      32,312    798,172,400   --       798,204,712
 Germany........................          --    919,223,637   --       919,223,637
 Hong Kong......................          --      3,147,046   --         3,147,046
 Ireland........................          --     76,737,827   --        76,737,827
 Israel.........................          --    153,649,964   --       153,649,964
 Italy..........................     109,325    633,632,678   --       633,742,003
 Netherlands....................          --    354,204,344   --       354,204,344
 Norway.........................          --    138,286,028   --       138,286,028
 Portugal.......................          --     67,632,440   --        67,632,440
 Spain..........................          --    321,180,467   --       321,180,467
 Sweden.........................      24,911    429,185,255   --       429,210,166
 Switzerland....................          --    656,246,568   --       656,246,568
Preferred Stocks
 Germany........................          --     46,412,310   --        46,412,310
Rights/Warrants
 France.........................          --          2,585   --             2,585
 Israel.........................          --             10   --                10
 Spain..........................          --        978,996   --           978,996
 Switzerland....................          --        105,912   --           105,912
Securities Lending Collateral...          --    470,885,347   --       470,885,347
                                 ----------- --------------   --    --------------
TOTAL........................... $11,628,981 $6,182,124,043   --    $6,193,753,024
                                 =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (7.6%)
#   Cineplex, Inc............................   293,783 $  8,885,678            0.7%
    Enercare, Inc............................   592,559    9,236,774            0.8%
*   Great Canadian Gaming Corp...............   333,138    7,917,224            0.7%
#*  Stars Group, Inc. (The)..................   545,738   10,985,827            0.9%
    Other Securities.........................             69,811,273            5.9%
                                                        ------------           -----
Total Consumer Discretionary.................            106,836,776            9.0%
                                                        ------------           -----
Consumer Staples -- (4.2%)
    Cott Corp................................   845,649   12,677,197            1.1%
    Jean Coutu Group PJC, Inc. (The) Class A.   416,076    7,895,156            0.7%
    North West Co., Inc. (The)...............   316,536    7,723,861            0.6%
    Premium Brands Holdings Corp.............   150,162   12,151,703            1.0%
    Other Securities.........................             18,290,744            1.5%
                                                        ------------           -----
Total Consumer Staples.......................             58,738,661            4.9%
                                                        ------------           -----
Energy -- (18.4%)
    Enerflex, Ltd............................   567,158    7,715,389            0.7%
    Enerplus Corp............................ 1,353,175   12,408,387            1.0%
    Gibson Energy, Inc.......................   757,539   10,299,383            0.9%
*   NuVista Energy, Ltd...................... 1,310,626    8,147,601            0.7%
#*  Paramount Resources, Ltd. Class A........   498,213    8,526,895            0.7%
*   Parex Resources, Inc.....................   826,302   10,990,886            0.9%
    Parkland Fuel Corp.......................   542,825   11,023,963            0.9%
    Pembina Pipeline Corp....................   448,593   14,830,223            1.2%
#   Whitecap Resources, Inc.................. 1,837,501   13,189,101            1.1%
    Other Securities.........................            160,468,709           13.5%
                                                        ------------           -----
Total Energy.................................            257,600,537           21.6%
                                                        ------------           -----
Financials -- (6.5%)
#   Canadian Western Bank....................   528,680   14,892,048            1.2%
#   Genworth MI Canada, Inc..................   322,580   10,024,209            0.8%
#   Laurentian Bank of Canada................   221,346   10,294,365            0.9%
    TMX Group, Ltd...........................   218,158   11,919,973            1.0%
    Other Securities.........................             43,967,142            3.8%
                                                        ------------           -----
Total Financials.............................             91,097,737            7.7%
                                                        ------------           -----
Health Care -- (1.4%)
    Other Securities.........................             18,694,077            1.6%
                                                        ------------           -----
Industrials -- (10.7%)
    Maxar Technologies, Ltd..................   184,072   11,644,148            1.0%
    New Flyer Industries, Inc................   253,571   10,759,225            0.9%
    Russel Metals, Inc.......................   356,806    7,976,347            0.7%
#   Stantec, Inc.............................   522,729   14,935,114            1.3%
    TFI International, Inc...................   475,353   11,473,911            1.0%
    Toromont Industries, Ltd.................   425,013   18,735,361            1.6%
    Transcontinental, Inc. Class A...........   366,376    8,133,485            0.7%
    Other Securities.........................             66,087,239            5.4%
                                                        ------------           -----
Total Industrials............................            149,744,830           12.6%
                                                        ------------           -----
Information Technology -- (3.8%)
*   Descartes Systems Group, Inc. (The)......   393,056   11,394,694            1.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Information Technology -- (Continued)
      Other Securities...................            $   42,132,447            3.5%
                                                     --------------          ------
Total Information Technology.............                53,527,141            4.5%
                                                     --------------          ------
Materials -- (24.6%)
      Alamos Gold, Inc. Class A..........  1,820,687     11,530,125            1.0%
*     B2Gold Corp........................  5,370,434     13,653,999            1.1%
*     Canfor Corp........................    502,970     10,004,039            0.8%
*     Centerra Gold, Inc.................  1,552,135     10,539,264            0.9%
*     Detour Gold Corp...................    965,461     10,289,969            0.9%
      Dominion Diamond Corp..............    554,107      7,885,749            0.7%
      HudBay Minerals, Inc...............  1,477,086     10,979,966            0.9%
*     IAMGOLD Corp.......................  3,203,040     17,578,113            1.5%
      Kirkland Lake Gold, Ltd............    913,033     10,707,844            0.9%
*     New Gold, Inc......................  3,504,251     11,598,443            1.0%
#     OceanaGold Corp....................  3,671,560      9,846,987            0.8%
#     Osisko Gold Royalties, Ltd.........    739,341      9,306,945            0.8%
      Pan American Silver Corp...........    847,173     13,842,653            1.2%
      Stella-Jones, Inc..................    241,271      9,425,671            0.8%
      Yamana Gold, Inc...................  4,803,883     12,474,233            1.1%
      Other Securities...................               174,581,152           14.5%
                                                     --------------          ------
Total Materials..........................               344,245,152           28.9%
                                                     --------------          ------
Real Estate -- (2.8%)
      Colliers International Group, Inc..    174,095     10,203,335            0.9%
      FirstService Corp..................    177,734     12,372,909            1.0%
      Other Securities...................                16,673,204            1.4%
                                                     --------------          ------
Total Real Estate........................                39,249,448            3.3%
                                                     --------------          ------
Utilities -- (4.8%)
#     Capital Power Corp.................    550,609     10,426,616            0.9%
#     Northland Power, Inc...............    562,788     10,761,941            0.9%
#     Superior Plus Corp.................    849,685      8,555,467            0.7%
      TransAlta Corp.....................  1,716,509     10,151,898            0.8%
      Other Securities...................                27,790,664            2.4%
                                                     --------------          ------
Total Utilities..........................                67,686,586            5.7%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,187,420,945           99.8%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,187,420,945
                                                     --------------

                                                        VALUE+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund..... 18,401,076    212,918,854           17.9%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,494,062,372)................              $1,400,339,799          117.7%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary.......... $  106,829,755 $      7,021   --    $  106,836,776
 Consumer Staples................     58,738,661           --   --        58,738,661
 Energy..........................    257,600,528            9   --       257,600,537
 Financials......................     91,097,737           --   --        91,097,737
 Health Care.....................     18,487,331      206,746   --        18,694,077
 Industrials.....................    149,744,830           --   --       149,744,830
 Information Technology..........     53,527,141           --   --        53,527,141
 Materials.......................    344,243,948        1,204   --       344,245,152
 Real Estate.....................     39,249,448           --   --        39,249,448
 Utilities.......................     67,686,586           --   --        67,686,586
Securities Lending Collateral....             --  212,918,854   --       212,918,854
                                  -------------- ------------   --    --------------
TOTAL............................ $1,187,205,965 $213,133,834   --    $1,400,339,799
                                  ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
COMMON STOCKS -- (94.6%)
BRAZIL -- (4.7%)
    Ambev SA ADR........................................  5,984,451 $   37,881,575            0.6%
    Vale SA.............................................  3,249,364     31,884,747            0.5%
    Other Securities....................................               248,614,139            3.6%
                                                                    --------------           -----
TOTAL BRAZIL............................................               318,380,461            4.7%
                                                                    --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                98,260,753            1.5%
                                                                    --------------           -----

CHINA -- (17.3%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........    649,851    120,150,951            1.8%
*   Baidu, Inc. Sponsored ADR...........................    125,340     30,575,440            0.5%
    Bank of China, Ltd. Class H......................... 47,544,181     23,760,810            0.4%
    China Construction Bank Corp. Class H............... 62,246,590     55,630,710            0.8%
#*  China Evergrande Group..............................  4,670,000     18,013,843            0.3%
#   China Mobile, Ltd. Sponsored ADR....................    918,178     46,322,080            0.7%
    China Overseas Land & Investment, Ltd...............  5,600,000     18,183,289            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 56,271,185     44,773,013            0.7%
    NetEase, Inc. ADR...................................     73,351     20,679,114            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500     40,622,247            0.6%
    Tencent Holdings, Ltd...............................  4,551,400    204,563,081            3.0%
    Other Securities....................................               558,976,798            8.2%
                                                                    --------------           -----
TOTAL CHINA.............................................             1,182,251,376           17.6%
                                                                    --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                25,767,212            0.4%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                13,518,733            0.2%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 7,144,752            0.1%
                                                                    --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                15,325,110            0.2%
                                                                    --------------           -----

HUNGARY -- (0.5%)
    Other Securities....................................                32,247,803            0.5%
                                                                    --------------           -----

INDIA -- (11.8%)
    HDFC Bank, Ltd......................................  1,441,144     40,301,596            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145     21,969,730            0.3%
    Housing Development Finance Corp., Ltd..............  1,501,415     39,446,931            0.6%
    Infosys, Ltd........................................  1,886,232     26,860,653            0.4%
    ITC, Ltd............................................  4,896,443     20,115,143            0.3%
    Reliance Industries, Ltd............................  3,083,335     44,979,899            0.7%
    Tata Consultancy Services, Ltd......................    702,461     28,417,240            0.4%
    Vedanta, Ltd........................................  3,450,645     17,722,576            0.3%
    Other Securities....................................               567,116,279            8.4%
                                                                    --------------           -----
TOTAL INDIA.............................................               806,930,047           12.0%
                                                                    --------------           -----

INDONESIA -- (2.6%)
    Bank Central Asia Tbk PT............................ 13,354,500     20,571,814            0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                                ------      -------     ---------------
INDONESIA -- (Continued)
    Other Securities.........................            $  156,958,031            2.3%
                                                         --------------           -----
TOTAL INDONESIA..............................               177,529,845            2.6%
                                                         --------------           -----

MALAYSIA -- (2.7%)
    Other Securities.........................               184,723,116            2.8%
                                                         --------------           -----

MEXICO -- (4.0%)
    America Movil S.A.B. de C.V. Series L.... 48,207,854     41,565,106            0.6%
#   Grupo Mexico S.A.B. de C.V. Series B.....  6,360,255     20,684,700            0.3%
    Other Securities.........................               209,133,974            3.1%
                                                         --------------           -----
TOTAL MEXICO.................................               271,383,780            4.0%
                                                         --------------           -----

PERU -- (0.3%)
    Other Securities.........................                19,090,586            0.3%
                                                         --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities.........................                89,567,005            1.3%
                                                         --------------           -----

POLAND -- (1.8%)
    Polski Koncern Naftowy Orlen SA..........    649,675     22,978,685            0.3%
    Other Securities.........................               103,346,844            1.6%
                                                         --------------           -----
TOTAL POLAND.................................               126,325,529            1.9%
                                                         --------------           -----

RUSSIA -- (1.6%)
    Sberbank of Russia PJSC Sponsored ADR....  1,818,206     26,095,273            0.4%
    Other Securities.........................                81,085,956            1.2%
                                                         --------------           -----
TOTAL RUSSIA.................................               107,181,229            1.6%
                                                         --------------           -----

SOUTH AFRICA -- (7.1%)
    MTN Group, Ltd...........................  3,775,818     32,785,832            0.5%
    Naspers, Ltd. Class N....................    407,281     99,226,886            1.5%
    Sasol, Ltd. Sponsored ADR................    777,405     22,630,260            0.3%
    Standard Bank Group, Ltd.................  2,023,352     23,495,927            0.4%
    Other Securities.........................               305,387,361            4.5%
                                                         --------------           -----
TOTAL SOUTH AFRICA...........................               483,526,266            7.2%
                                                         --------------           -----

SOUTH KOREA -- (17.6%)
    Hana Financial Group, Inc................    584,969     25,035,987            0.4%
    Hyundai Mobis Co., Ltd...................     74,326     17,686,287            0.3%
    Hyundai Motor Co.........................    181,576     26,122,725            0.4%
    KB Financial Group, Inc..................    382,135     19,979,647            0.3%
    Kia Motors Corp..........................    609,598     19,295,378            0.3%
    NAVER Corp...............................     37,790     30,204,488            0.5%
    POSCO....................................     72,961     21,267,067            0.3%
    Samsung Electronics Co., Ltd.............    102,618    252,964,114            3.8%
    Samsung Electronics Co., Ltd. GDR........     52,509     64,740,101            1.0%
    Shinhan Financial Group Co., Ltd.........    490,366     22,026,353            0.3%
    SK Hynix, Inc............................    821,484     60,570,209            0.9%
    Other Securities.........................               643,455,294            9.4%
                                                         --------------           -----
TOTAL SOUTH KOREA............................             1,203,347,650           17.9%
                                                         --------------           -----

TAIWAN -- (15.1%)
    Advanced Semiconductor Engineering, Inc.. 14,704,564     17,777,425            0.3%
    Hon Hai Precision Industry Co., Ltd...... 17,961,653     66,762,435            1.0%
    Largan Precision Co., Ltd................    133,860     25,374,450            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                                ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd............ 25,317,808 $  204,676,736            3.1%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,982,786     83,931,331            1.3%
#     United Microelectronics Corp........................... 39,656,000     20,466,664            0.3%
      Other Securities.......................................               610,822,017            8.9%
                                                                         --------------          ------
TOTAL TAIWAN.................................................             1,029,811,058           15.3%
                                                                         --------------          ------

THAILAND -- (2.6%)
      PTT PCL................................................  1,643,400     20,777,483            0.3%
      Other Securities.......................................               160,175,545            2.4%
                                                                         --------------          ------
TOTAL THAILAND...............................................               180,953,028            2.7%
                                                                         --------------          ------

TURKEY -- (1.3%)
      Other Securities.......................................                91,224,396            1.4%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             6,464,489,735           96.2%
                                                                         --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA......................................  2,738,905     29,035,926            0.4%
      Itau Unibanco Holding SA...............................  4,804,227     61,754,576            0.9%
      Other Securities.......................................                65,733,433            1.0%
                                                                         --------------          ------
TOTAL BRAZIL.................................................               156,523,935            2.3%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   715,129            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 5,885,683            0.1%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................               163,124,747            2.4%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.......................................                    10,028            0.0%
                                                                         --------------          ------

MALAYSIA -- (0.0%)
      Other Securities.......................................                    52,355            0.0%
                                                                         --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.......................................                    93,963            0.0%
                                                                         --------------          ------

TAIWAN -- (0.0%)
      Other Securities.......................................                    75,776            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   232,122            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             6,627,846,604
                                                                         --------------

                                                                            VALUE+
                                                                            ------

SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund......................... 17,515,266    202,669,148            3.0%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,566,935,653)....................................              $6,830,515,752          101.6%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


At October 31, 2017, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                      UNREALIZED
                                       NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                            CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                            --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)........    650     12/15/17  $35,955,789 $36,536,500    $580,711
S&P 500 Emini Index(R)................    210     12/15/17   26,931,354  27,013,350      81,996
                                                            ----------- -----------    --------
TOTAL FUTURES CONTRACTS...............                      $62,887,143 $63,549,850    $662,707
                                                            =========== ===========    ========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Brazil......................... $  318,380,461             --   --    $  318,380,461
 Chile..........................     50,271,128 $   47,989,625   --        98,260,753
 China..........................    328,382,382    853,868,994   --     1,182,251,376
 Colombia.......................     25,767,212             --   --        25,767,212
 Czech Republic.................             --     13,518,733   --        13,518,733
 Egypt..........................        713,024      6,431,728   --         7,144,752
 Greece.........................             --     15,325,110   --        15,325,110
 Hungary........................             --     32,247,803   --        32,247,803
 India..........................     30,846,816    776,083,231   --       806,930,047
 Indonesia......................      5,910,911    171,618,934   --       177,529,845
 Malaysia.......................             --    184,723,116   --       184,723,116
 Mexico.........................    271,383,780             --   --       271,383,780
 Peru...........................     19,090,586             --   --        19,090,586
 Philippines....................      1,951,565     87,615,440   --        89,567,005
 Poland.........................             --    126,325,529   --       126,325,529
 Russia.........................     10,166,767     97,014,462   --       107,181,229
 South Africa...................     51,161,864    432,364,402   --       483,526,266
 South Korea....................     32,069,959  1,171,277,691   --     1,203,347,650
 Taiwan.........................     94,853,278    934,957,780   --     1,029,811,058
 Thailand.......................    180,953,028             --   --       180,953,028
 Turkey.........................        693,339     90,531,057   --        91,224,396
Preferred Stocks
 Brazil.........................    156,523,935             --   --       156,523,935
 Chile..........................             --        715,129   --           715,129
 Colombia.......................      5,885,683             --   --         5,885,683
Rights/Warrants
 Brazil.........................             --         10,028   --            10,028
 Malaysia.......................             --         52,355   --            52,355
 South Korea....................             --         93,963   --            93,963
 Taiwan.........................             --         75,776   --            75,776
Securities Lending Collateral...             --    202,669,148   --       202,669,148
Futures Contracts**.............        662,707             --   --           662,707
                                 -------------- --------------   --    --------------
TOTAL........................... $1,585,668,425 $5,245,510,034   --    $6,831,178,459
                                 ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                    PERCENTAGE
                                                          SHARES      VALUE++     OF NET ASSETS**
                                                          ------      -------     ---------------
COMMON STOCKS -- (91.1%)
BRAZIL -- (7.1%)
    BR Malls Participacoes SA..........................  7,687,922 $   29,799,423            0.4%
    Cia Hering.........................................  1,540,736     13,752,787            0.2%
*   Cia Siderurgica Nacional SA........................  4,532,630     11,680,393            0.2%
    EDP - Energias do Brasil SA........................  3,285,014     14,460,368            0.2%
    Equatorial Energia SA..............................  1,983,958     36,994,907            0.5%
    Estacio Participacoes SA...........................  3,387,190     30,369,053            0.4%
    Fleury SA..........................................  1,463,812     12,922,964            0.2%
    Localiza Rent a Car SA.............................  1,566,678     27,714,870            0.4%
    Odontoprev SA......................................  2,594,796     12,484,972            0.2%
    Qualicorp SA.......................................  2,251,805     24,092,310            0.3%
*   Rumo SA............................................  4,264,474     16,555,749            0.2%
    Smiles Fidelidade SA...............................    505,800     13,219,790            0.2%
    Sul America SA.....................................  2,998,354     16,433,980            0.2%
    Totvs SA...........................................  1,185,526     11,807,062            0.2%
    Transmissora Alianca de Energia Eletrica SA........  2,006,218     12,572,210            0.2%
    Other Securities...................................               265,659,317            3.6%
                                                                   --------------           -----
TOTAL BRAZIL...........................................               550,520,155            7.6%
                                                                   --------------           -----

CHILE -- (1.7%)
    Engie Energia Chile SA.............................  5,451,139     11,556,388            0.2%
    Parque Arauco SA...................................  6,290,103     18,176,686            0.3%
    Other Securities...................................               103,823,373            1.4%
                                                                   --------------           -----
TOTAL CHILE............................................               133,556,447            1.9%
                                                                   --------------           -----

CHINA -- (15.8%)
    China Everbright, Ltd..............................  6,106,000     14,488,746            0.2%
    China Jinmao Holdings Group, Ltd................... 27,318,300     12,276,931            0.2%
    China Medical System Holdings, Ltd.................  7,095,500     13,120,483            0.2%
#   China National Building Material Co., Ltd. Class H. 21,806,000     18,404,872            0.3%
#*  GCL-Poly Energy Holdings, Ltd...................... 85,046,000     14,622,998            0.2%
    Haitian International Holdings, Ltd................  4,300,000     12,876,638            0.2%
#*  Kaisa Group Holdings, Ltd.......................... 17,438,000     11,142,615            0.2%
    Kingboard Chemical Holdings, Ltd...................  4,126,921     24,489,376            0.4%
    Minth Group, Ltd...................................  2,713,000     14,656,852            0.2%
    Nexteer Automotive Group, Ltd......................  5,949,000     11,650,664            0.2%
    Shanghai Industrial Holdings, Ltd..................  3,608,000     11,083,655            0.2%
    Shenzhen International Holdings, Ltd...............  7,554,367     14,438,734            0.2%
*   Sohu.com, Inc......................................    194,172     11,112,464            0.2%
*   YY, Inc. ADR.......................................    220,940     19,970,767            0.3%
    Other Securities...................................             1,022,760,281           13.7%
                                                                   --------------           -----
TOTAL CHINA............................................             1,227,096,076           16.9%
                                                                   --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................................                14,911,455            0.2%
                                                                   --------------           -----

GREECE -- (0.3%)
    Other Securities...................................                25,217,545            0.4%
                                                                   --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................................                 1,157,333            0.0%
                                                                   --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES      VALUE++     OF NET ASSETS**
                                                          ------      -------     ---------------
HUNGARY -- (0.1%)
    Other Securities....................................           $    8,961,022            0.1%
                                                                   --------------           -----

INDIA -- (13.6%)
    Crompton Greaves Consumer Electricals, Ltd.......... 3,446,457     11,755,789            0.2%
    Dewan Housing Finance Corp., Ltd.................... 1,161,690     11,518,467            0.2%
    Federal Bank, Ltd................................... 8,667,989     16,334,905            0.2%
    IIFL Holdings, Ltd.................................. 1,475,192     14,013,643            0.2%
    L&T Finance Holdings, Ltd........................... 3,759,476     11,709,043            0.2%
    Other Securities....................................              989,640,789           13.6%
                                                                   --------------           -----
TOTAL INDIA.............................................            1,054,972,636           14.6%
                                                                   --------------           -----

INDONESIA -- (2.9%)
    Other Securities....................................              221,254,087            3.1%
                                                                   --------------           -----

MALAYSIA -- (3.4%)
    Other Securities....................................              263,868,179            3.6%
                                                                   --------------           -----

MEXICO -- (2.2%)
#   Alsea S.A.B. de C.V................................. 5,090,080     15,404,250            0.2%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 2,457,934     12,416,754            0.2%
    Other Securities....................................              143,456,023            2.0%
                                                                   --------------           -----
TOTAL MEXICO............................................              171,277,027            2.4%
                                                                   --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities....................................               96,386,183            1.3%
                                                                   --------------           -----

POLAND -- (1.4%)
    CD Projekt SA.......................................   461,488     15,285,919            0.2%
    Other Securities....................................               95,934,650            1.3%
                                                                   --------------           -----
TOTAL POLAND............................................              111,220,569            1.5%
                                                                   --------------           -----

SOUTH AFRICA -- (5.8%)
    AVI, Ltd............................................ 3,164,277     22,063,405            0.3%
    Barloworld, Ltd..................................... 2,208,890     20,834,788            0.3%
    Clicks Group, Ltd................................... 2,664,483     29,843,514            0.4%
    Foschini Group, Ltd. (The).......................... 2,114,828     20,270,606            0.3%
#*  Northam Platinum, Ltd............................... 3,415,807     12,708,838            0.2%
    SPAR Group, Ltd. (The).............................. 1,254,291     14,763,402            0.2%
#   Truworths International, Ltd........................ 2,334,913     12,440,085            0.2%
    Other Securities....................................              311,924,595            4.2%
                                                                   --------------           -----
TOTAL SOUTH AFRICA......................................              444,849,233            6.1%
                                                                   --------------           -----

SOUTH KOREA -- (14.1%)
    Other Securities....................................            1,092,923,395           15.1%
                                                                   --------------           -----

TAIWAN -- (16.2%)
#*  Epistar Corp........................................ 7,530,000     12,203,016            0.2%
#*  Macronix International.............................. 9,266,820     16,945,643            0.3%
    Sino-American Silicon Products, Inc................. 3,975,000     11,099,536            0.2%
    Other Securities....................................            1,215,353,939           16.6%
                                                                   --------------           -----
TOTAL TAIWAN............................................            1,255,602,134           17.3%
                                                                   --------------           -----

THAILAND -- (3.4%)
    Other Securities....................................              263,653,427            3.6%
                                                                   --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
TURKEY -- (1.6%)
       Other Securities................            $  125,969,893            1.7%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             7,063,396,796           97.4%
                                                   --------------          ------

PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
       Cia Energetica de Minas Gerais..  5,525,729     13,057,159            0.2%
       Other Securities................                86,332,841            1.1%
                                                   --------------          ------
TOTAL BRAZIL...........................                99,390,000            1.3%
                                                   --------------          ------

CHILE -- (0.1%)
       Other Securities................                 4,195,197            0.1%
                                                   --------------          ------

COLOMBIA -- (0.0%)
       Other Securities................                 2,738,763            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                   143,762            0.0%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................               106,467,722            1.4%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................                   327,212            0.0%
                                                   --------------          ------

CHILE -- (0.0%)
       Other Securities................                   222,147            0.0%
                                                   --------------          ------

HONG KONG -- (0.0%)
       Other Securities................                    10,653            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                   312,585            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                    53,996            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                   427,461            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                    40,793            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                 1,229,207            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                 2,624,054            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             7,172,488,572
                                                   --------------

                                                      VALUE+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@   DFA Short Term Investment Fund.. 50,518,649    584,551,292            8.1%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,644,318,658)..............              $7,757,039,864          106.9%
                                                   ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


At October 31, 2017, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                      UNREALIZED
                                       NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                            CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                            --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)........    650     12/15/17  $35,838,323 $36,536,500   $  698,177
S&P 500 Emini Index(R)................    115     12/15/17   14,359,518  14,793,025      433,507
                                                            ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...............                      $50,197,841 $51,329,525   $1,131,684
                                                            =========== ===========   ==========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                  -------------- -------------- ------- --------------
Common Stocks
 Brazil.......................... $  550,520,155             --   --    $  550,520,155
 Chile...........................        981,740 $  132,574,707   --       133,556,447
 China...........................     89,180,547  1,137,915,529   --     1,227,096,076
 Colombia........................     14,911,455             --   --        14,911,455
 Greece..........................             --     25,217,545   --        25,217,545
 Hong Kong.......................             --      1,157,333   --         1,157,333
 Hungary.........................             --      8,961,022   --         8,961,022
 India...........................     11,232,946  1,043,739,690   --     1,054,972,636
 Indonesia.......................        807,023    220,447,064   --       221,254,087
 Malaysia........................         71,943    263,796,236   --       263,868,179
 Mexico..........................    170,986,135        290,892   --       171,277,027
 Philippines.....................             --     96,386,183   --        96,386,183
 Poland..........................             --    111,220,569   --       111,220,569
 South Africa....................      5,028,616    439,820,617   --       444,849,233
 South Korea.....................      1,107,748  1,091,815,647   --     1,092,923,395
 Taiwan..........................      1,180,409  1,254,421,725   --     1,255,602,134
 Thailand........................    263,170,583        482,844   --       263,653,427
 Turkey..........................             --    125,969,893   --       125,969,893
Preferred Stocks
 Brazil..........................     99,390,000             --   --        99,390,000
 Chile...........................             --      4,195,197   --         4,195,197
 Colombia........................      2,738,763             --   --         2,738,763
 India...........................        143,762             --   --           143,762
Rights/Warrants
 Brazil..........................             --        327,212   --           327,212
 Chile...........................             --        222,147   --           222,147
 Hong Kong.......................             --         10,653   --            10,653
 India...........................             --        312,585   --           312,585
 Malaysia........................             --         53,996   --            53,996
 South Korea.....................             --        427,461   --           427,461
 Taiwan..........................             --         40,793   --            40,793
 Thailand........................             --      1,229,207   --         1,229,207
Securities Lending Collateral....             --    584,551,292   --       584,551,292
Futures Contracts**..............      1,131,684             --   --         1,131,684
                                  -------------- --------------   --    --------------
TOTAL............................ $1,212,583,509 $6,545,588,039   --    $7,758,171,548
                                  ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,536,545, $671,908,
 $390,734 and $282,545 of securities on loan,
 respectively)....................................................  $27,395,893    $12,573,213   $3,955,538   $1,801,143
Temporary Cash Investments at Value & Cost........................      272,071             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $522,384, $593,874, $399,455 and
 $257,992)........................................................      522,421        593,861      399,385      257,951
Segregated Cash for Futures Contracts.............................        6,624          3,846           --           --
Foreign Currencies at Value.......................................           --         52,788        3,373       12,033
Cash..............................................................           --         53,297        5,475        5,737
Receivables:
  Investment Securities Sold......................................       21,871          5,948        9,285        1,407
  Dividends, Interest and Tax Reclaims............................       30,022         44,910       20,385        1,336
  Securities Lending Income.......................................          273            795        1,101          520
  Futures Margin Variation........................................          324            265           --           --
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   28,249,499     13,328,923    4,394,542    2,080,127
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      522,365        593,795      399,359      257,926
  Investment Securities Purchased.................................       46,685             --        5,562        6,220
  Due to Advisor..................................................        2,336          2,141          330          152
Accrued Expenses and Other Liabilities............................        1,567            837          242          124
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      572,953        596,773      405,493      264,422
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $27,676,546    $12,732,150   $3,989,049   $1,815,705
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $18,606,092    $10,456,529   $2,914,836   $1,720,380
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................           --    $    53,423   $    3,377   $   12,068
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                   THE
                                                  THE UNITED   CONTINENTAL THE CANADIAN
                                                 KINGDOM SMALL    SMALL       SMALL     THE EMERGING THE EMERGING
                                                    COMPANY      COMPANY     COMPANY      MARKETS    MARKETS SMALL
                                                    SERIES*      SERIES*     SERIES*      SERIES*     CAP SERIES*
                                                 ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at Value (including $50,801,
 $449,175, $202,843, $281,971 and
 $1,035,360 of securities on loan,
 respectively)..................................  $2,317,160   $5,722,868   $1,187,421   $6,627,847   $7,172,489
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $53,698,
 $470,951, $212,911, $202,665 and
 $584,516)......................................      53,700      470,885      212,919      202,669      584,551
Segregated Cash for Futures Contracts...........          --           --           --        2,310        2,153
Foreign Currencies at Value.....................       1,567          545          326       21,834       63,514
Cash............................................       5,346       23,509        2,172       67,755        2,828
Receivables:
  Investment Securities Sold....................       3,691        6,287          710          907       14,730
  Dividends, Interest and Tax Reclaims..........       6,292        8,794          666        4,294        5,717
  Securities Lending Income.....................         162        1,142          577          396        4,780
  Futures Margin Variation......................          --           --           --          361          358
Unrealized Gain on Foreign Currency
 Contracts......................................          --            3           --           --            1
                                                  ----------   ----------   ----------   ----------   ----------
     Total Assets...............................   2,387,918    6,234,033    1,404,791    6,928,373    7,851,121
                                                  ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............      53,695      470,911      212,885      202,666      584,493
  Investment Securities Purchased...............       3,978       11,196        1,498        1,466       11,095
  Due to Advisor................................         195          488          103          562        1,219
Unrealized Loss on Foreign Currency
 Contracts......................................          --           --           --           --           16
Accrued Expenses and Other Liabilities..........         138          379           83          472          841
                                                  ----------   ----------   ----------   ----------   ----------
     Total Liabilities..........................      58,006      482,974      214,569      205,166      597,664
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSETS......................................  $2,329,912   $5,751,059   $1,190,222   $6,723,207   $7,253,457
                                                  ==========   ==========   ==========   ==========   ==========
Investments at Cost.............................  $1,897,863   $4,011,813   $1,281,151   $4,364,270   $6,059,802
                                                  ==========   ==========   ==========   ==========   ==========
Foreign Currencies at Cost......................  $    1,563   $      546   $      329   $   21,926   $   63,467
                                                  ==========   ==========   ==========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                              THE DFA    THE JAPANESE   THE ASIA
                                                               THE U.S.    INTERNATIONAL    SMALL     PACIFIC SMALL
                                                               LARGE CAP       VALUE       COMPANY       COMPANY
                                                             VALUE SERIES#    SERIES#      SERIES#       SERIES#
                                                             ------------- ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $32,179,
   $6,690 and $1,082, respectively).........................  $  565,477    $  332,211     $ 60,907     $ 54,721
  Non Cash Income...........................................          --        55,069           --        5,065
  Income from Securities Lending............................       2,756         9,477        8,951        5,373
                                                              ----------    ----------     --------     --------
     Total Investment Income................................     568,233       396,757       69,858       65,159
                                                              ----------    ----------     --------     --------
EXPENSES
  Investment Management Fees................................      24,712        22,418        3,441        1,650
  Accounting & Transfer Agent Fees..........................       1,102           509          157           84
  Custodian Fees............................................         255           962          583          302
  Directors'/Trustees' Fees & Expenses......................         241           108           33           16
  Professional Fees.........................................         369           229           60           29
  Other.....................................................         574           345          116           58
                                                              ----------    ----------     --------     --------
     Total Expenses.........................................      27,253        24,571        4,390        2,139
                                                              ----------    ----------     --------     --------
  Fees Paid Indirectly (Note C).............................          --          (877)         (61)         (25)
                                                              ----------    ----------     --------     --------
  Net Expenses..............................................      27,253        23,694        4,329        2,114
                                                              ----------    ----------     --------     --------
  NET INVESTMENT INCOME (LOSS)..............................     540,980       373,063       65,529       63,045
                                                              ----------    ----------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................   1,415,252       133,582      174,661       57,205
    Affiliated Investment Companies Shares Sold.............          (4)           55           70           63
    Futures.................................................      22,013        16,570           --           --
    Foreign Currency Transactions...........................          --        (2,679)      (2,843)        (697)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   3,199,777     2,126,222      616,328      131,297
    Affiliated Investment Companies Shares..................         (95)          (73)        (116)         (85)
    Futures.................................................      11,932         3,736           --           --
    Translation of Foreign Currency Denominated Amounts.....          --         1,069          489           (7)
                                                              ----------    ----------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   4,648,875     2,278,482      788,589      187,776
                                                              ----------    ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $5,189,855    $2,651,545     $854,118     $250,821
                                                              ==========    ==========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                    THE UNITED     THE
                                                     KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                      SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                     COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                     SERIES#     SERIES#     SERIES#      SERIES#      SERIES#
                                                    ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $74, $16,318, $3,604, $18,315 and $16,255,
   respectively)...................................  $ 59,839  $  106,902    $ 20,545    $  132,530   $  147,058
  Non Cash Income..................................     9,789          --          --            --           --
  Income from Securities Lending...................     1,338      14,125       5,521         4,405       46,044
                                                     --------  ----------    --------    ----------   ----------
     Total Investment Income.......................    70,966     121,027      26,066       136,935      193,102
                                                     --------  ----------    --------    ----------   ----------
EXPENSES
  Investment Management Fees.......................     2,020       4,928       1,157         5,755       12,668
  Accounting & Transfer Agent Fees.................        94         229          52           266          292
  Custodian Fees...................................       110         840          96         2,249        3,873
  Directors'/Trustees' Fees & Expenses.............        19          46          11            54           60
  Professional Fees................................        35         102          19           174          221
  Other............................................        61         151          39           181          208
                                                     --------  ----------    --------    ----------   ----------
     Total Expenses................................     2,339       6,296       1,374         8,679       17,322
                                                     --------  ----------    --------    ----------   ----------
  Fees Paid Indirectly (Note C)....................       (57)       (142)        (46)         (246)        (256)
                                                     --------  ----------    --------    ----------   ----------
  Net Expenses.....................................     2,282       6,154       1,328         8,433       17,066
                                                     --------  ----------    --------    ----------   ----------
  NET INVESTMENT INCOME (LOSS).....................    68,684     114,873      24,738       128,502      176,036
                                                     --------  ----------    --------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    68,209     217,209     (39,064)       (7,795)     173,946
    Affiliated Investment Companies Shares
     Sold..........................................         2          32          21            (8)          23
    Futures........................................        --          --          --         8,355        9,284
    Foreign Currency Transactions..................       330         992         (26)          (35)          79
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................   383,963   1,106,864     137,860     1,213,036      923,325
    Affiliated Investment Companies Shares.........        (8)       (119)        (28)          (19)         (73)
    Futures........................................        --          --          --           929          843
    Translation of Foreign Currency Denominated
     Amounts.......................................       206         303          (7)          (69)        (193)
                                                     --------  ----------    --------    ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........   452,702   1,325,281      98,756     1,214,394    1,107,234
                                                     --------  ----------    --------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................  $521,386  $1,440,154    $123,494    $1,342,896   $1,283,270
                                                     ========  ==========    ========    ==========   ==========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                  SERIES                 VALUE SERIES           COMPANY SERIES
                                         ------------------------  -----------------------  ----------------------
                                             YEAR         YEAR         YEAR        YEAR        YEAR        YEAR
                                            ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                           OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2017         2016         2017        2016        2017        2016
                                         -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   540,980  $   464,438  $   373,063  $  332,006  $   65,529  $   54,226
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........   1,415,252      567,193      133,582    (261,808)    174,661     122,152
    Affiliated Investment Companies
     Shares Sold........................          (4)          --           55          --          70          --
    Futures.............................      22,013       21,037       16,570       5,988          --          --
    Foreign Currency
     Transactions.......................          --           --       (2,679)      5,590      (2,843)      2,170
    Forward Currency Contracts..........          --           --           --           8          --         (36)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   3,199,777      (57,128)   2,126,222     (32,753)    616,328     214,787
    Affiliated Investment Companies
     Shares.............................         (95)          --          (73)         --        (116)         --
    Futures.............................      11,932       (3,872)       3,736        (852)         --          --
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,069        (908)        489        (688)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................   5,189,855      991,668    2,651,545      47,271     854,118     392,611
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................   2,626,519    1,812,211      995,812   1,394,282     195,960     224,138
  Withdrawals...........................  (1,056,396)    (981,368)    (644,747)   (939,918)   (193,623)   (115,843)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........   1,570,123      830,843      351,065     454,364       2,337     108,295
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets........................   6,759,978    1,822,511    3,002,610     501,635     856,455     500,906
NET ASSETS
  Beginning of Year.....................  20,916,568   19,094,057    9,729,540   9,227,905   3,132,594   2,631,688
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Year........................... $27,676,546  $20,916,568  $12,732,150  $9,729,540  $3,989,049  $3,132,594
                                         ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2017        2016        2017         2016        2017        2016
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   63,045  $   55,379  $   68,684   $   79,465  $  114,873  $   98,312
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     57,205      (8,246)     68,209       71,244     217,209     122,507
    Affiliated Investment Companies
     Shares Sold..........................         63          --           2           --          32          --
    Futures...............................         --          --          --           --          --         687
    Foreign Currency Transactions.........       (697)        309         330       (1,277)        992        (394)
    Forward Currency Contracts............         --         (18)         --           --          --          (5)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    131,297     168,801     383,963     (469,059)  1,106,864      27,064
    Affiliated Investment Companies
     Shares...............................        (85)         --          (8)          --        (119)         --
    Futures...............................         --          --          --           --          --          19
    Translation of Foreign Currency
     Denominated Amounts..................         (7)         22         206         (215)        303         (32)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    250,821     216,247     521,386     (319,842)  1,440,154     248,158
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    110,964     137,711     158,197      112,811     303,976     441,553
  Withdrawals.............................   (101,816)    (26,496)    (33,136)    (193,617)   (140,996)   (195,529)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............      9,148     111,215     125,061      (80,806)    162,980     246,024
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    259,969     327,462     646,447     (400,648)  1,603,134     494,182
NET ASSETS
  Beginning of Year.......................  1,555,736   1,228,274   1,683,465    2,084,113   4,147,925   3,653,743
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,815,705  $1,555,736  $2,329,912   $1,683,465  $5,751,059  $4,147,925
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL    THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES             SERIES             SMALL CAP SERIES
                                           --------------------  ----------------------  ----------------------
                                              YEAR       YEAR       YEAR        YEAR        YEAR        YEAR
                                             ENDED      ENDED      ENDED       ENDED       ENDED       ENDED
                                            OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2017       2016       2017        2016        2017        2016
                                           ----------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   24,738  $ 18,822  $  128,502  $  110,781  $  176,036  $  144,191
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (39,064)  (24,152)     (7,795)   (106,229)    173,946     140,851
    Affiliated Investment Companies
     Shares Sold..........................         21        --          (8)         --          23          --
    Futures...............................         --        --       8,355       5,752       9,284       4,055
    Foreign Currency Transactions.........        (26)      229         (35)        975          79         457
    Forward Currency Contracts............         --        --          --          (4)         --        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    137,860   135,836   1,213,036     512,891     923,325     400,224
    Affiliated Investment Companies
     Shares...............................        (28)       --         (19)         --         (73)         --
    Futures...............................         --        --         929        (266)        843         289
    Translation of Foreign Currency
     Denominated Amounts..................         (7)       (6)        (69)        207        (193)        586
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    123,494   130,729   1,342,896     524,107   1,283,270     690,537
                                           ----------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    269,073   187,903     738,457     471,019     959,649     448,086
  Withdrawals.............................   (135,609)   (8,500)   (355,877)   (400,950)   (505,109)   (521,283)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    133,464   179,403     382,580      70,069     454,540     (73,197)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    256,958   310,132   1,725,476     594,176   1,737,810     617,340
NET ASSETS
  Beginning of Year.......................    933,264   623,132   4,997,731   4,403,555   5,515,647   4,898,307
                                           ----------  --------  ----------  ----------  ----------  ----------
  End of Year............................. $1,190,222  $933,264  $6,723,207  $4,997,731  $7,253,457  $5,515,647
                                           ==========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      THE U.S. LARGE CAP VALUE SERIES
                                                      ---------------------------------------------------------------
                                                          YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                                        OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                          2017         2016         2015         2014         2013
----------------------------------------------------------------------------------------------------------------------
Total Return.........................................       24.31%        4.75%        1.32%       15.67%       35.68%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $27,676,546  $20,916,568  $19,094,057  $18,376,682  $14,838,988
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets.        2.19%        2.39%        2.20%        1.90%        1.98%
Portfolio Turnover Rate..............................          15%          15%          16%          15%          15%
----------------------------------------------------------------------------------------------------------------------

                                                                                        THE DFA INTERNATIONAL VALUE SERIES
                                                                          ---------------------------------------------------
                                                                              YEAR         YEAR         YEAR         YEAR
                                                                             ENDED        ENDED        ENDED        ENDED
                                                                            OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                              2017         2016         2015         2014
------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................       26.53%      (0.10)%      (5.35)%      (0.72)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $12,732,150  $9,729,540   $9,227,905   $9,343,666
Ratio of Expenses to Average Net Assets..................................        0.22%       0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).        0.22%       0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets.....................        3.33%       3.72%        3.31%        4.50%
Portfolio Turnover Rate..................................................          17%         17%          21%          17%
------------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................      28.18%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $8,792,130
Ratio of Expenses to Average Net Assets..................................       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.22%
Ratio of Net Investment Income to Average Net Assets.....................       3.20%
Portfolio Turnover Rate..................................................         15%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                       THE JAPANESE SMALL COMPANY SERIES
                                                                          -----------------------------------------------
                                                                             YEAR        YEAR        YEAR        YEAR
                                                                            ENDED       ENDED       ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                             2017        2016        2015        2014
--------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      27.10%      14.53%       9.04%       2.46%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $3,989,049  $3,132,594  $2,631,688  $2,505,409
Ratio of Expenses to Average Net Assets..................................       0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.....................       1.90%       1.99%       1.69%       1.71%
Portfolio Turnover Rate..................................................         13%         10%          6%          9%
--------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................      30.62%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $2,281,624
Ratio of Expenses to Average Net Assets..................................       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.14%
Ratio of Net Investment Income to Average Net Assets.....................       1.87%
Portfolio Turnover Rate..................................................         16%
-------------------------------------------------------------------------------------

                                                                                      THE ASIA PACIFIC SMALL COMPANY SERIES
                                                                          -------------------------------------------------
                                                                             YEAR        YEAR         YEAR         YEAR
                                                                            ENDED       ENDED        ENDED        ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                                             2017        2016         2015         2014
----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      16.21%      16.69%     (11.83)%      (3.46)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets..................................       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets.....................       3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate..................................................         14%         10%          7%           7%
----------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................      10.97%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $1,265,498
Ratio of Expenses to Average Net Assets..................................       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.15%
Ratio of Net Investment Income to Average Net Assets.....................       4.64%
Portfolio Turnover Rate..................................................          9%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                         THE UNITED KINGDOM SMALL COMPANY SERIES
                                                               -----------------------------------------------------------
                                                                  YEAR         YEAR        YEAR        YEAR        YEAR
                                                                 ENDED        ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017         2016        2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------
Total Return..................................................      29.87%     (15.82)%       9.95%       1.22%      37.42%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $2,329,912  $1,683,465   $2,084,113  $1,995,898  $1,988,287
Ratio of Expenses to Average Net Assets.......................       0.12%       0.12%        0.11%       0.11%       0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly)..................................................       0.12%       0.12%        0.11%       0.11%       0.12%
Ratio of Net Investment Income to Average Net Assets..........       3.40%       4.36%        3.44%       2.98%       3.29%
Portfolio Turnover Rate.......................................          9%         15%          10%          8%         17%
---------------------------------------------------------------------------------------------------------------------------

                                                                           THE CONTINENTAL SMALL COMPANY SERIES
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR         YEAR        YEAR
                                                                 ENDED       ENDED       ENDED        ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                  2017        2016        2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
Total Return..................................................      34.27%       6.10%       9.81%      (2.25)%      43.67%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $5,751,059  $4,147,925  $3,653,743  $3,152,277   $3,217,766
Ratio of Expenses to Average Net Assets.......................       0.13%       0.13%       0.13%       0.13%        0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly)..................................................       0.13%       0.13%       0.13%       0.13%        0.14%
Ratio of Net Investment Income to Average Net Assets..........       2.33%       2.49%       2.44%       2.40%        2.67%
Portfolio Turnover Rate.......................................         13%          9%         14%         13%          13%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    THE CANADIAN SMALL COMPANY SERIES
                                                                          ----------------------------------------------------
                                                                             YEAR       YEAR       YEAR       YEAR      YEAR
                                                                            ENDED      ENDED      ENDED      ENDED     ENDED
                                                                           OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,
                                                                             2017       2016       2015       2014      2013
-------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      12.10%    20.77%   (25.00)%    (3.83)%     5.71%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $1,190,222  $933,264  $623,132   $849,429   $741,204
Ratio of Expenses to Average Net Assets..................................       0.12%     0.12%     0.12%      0.12%      0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.12%     0.12%     0.12%      0.12%      0.13%
Ratio of Net Investment Income to Average Net Assets.....................       2.14%     2.52%     2.73%      2.42%      2.99%
Portfolio Turnover Rate..................................................         22%        8%       18%         5%        14%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                          THE EMERGING MARKETS SERIES
                                                                          ------------------------------------------------
                                                                             YEAR        YEAR         YEAR        YEAR
                                                                            ENDED       ENDED        ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                             2017        2016         2015        2014
---------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      25.26%      11.44%     (14.86)%       1.74%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets..................................       0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets.....................       2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate..................................................          8%          5%          9%           5%
---------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................       6.99%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $3,766,160
Ratio of Expenses to Average Net Assets..................................       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.16%
Ratio of Net Investment Income to Average Net Assets.....................       2.38%
Portfolio Turnover Rate..................................................          4%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                                                          ------------------------------------------------
                                                                             YEAR        YEAR         YEAR        YEAR
                                                                            ENDED       ENDED        ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                             2017        2016         2015        2014
---------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      21.55%      14.45%      (9.42)%       5.60%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets..................................       0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets.....................       2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate..................................................         15%         18%         18%           9%
---------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................       9.41%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $4,091,523
Ratio of Expenses to Average Net Assets..................................       0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.29%
Ratio of Net Investment Income to Average Net Assets.....................       2.37%
Portfolio Turnover Rate..................................................         11%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2017, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $877
              The Japanese Small Company Series.......      61
              The Asia Pacific Small Company Series...      25
              The United Kingdom Small Company Series.      57
              The Continental Small Company Series....     142
              The Canadian Small Company Series.......      46
              The Emerging Markets Series.............     246
              The Emerging Markets Small Cap Series...     256

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $633
                 The DFA International Value Series......  391
                 The Japanese Small Company Series.......   96
                 The Asia Pacific Small Company Series...   49
                 The United Kingdom Small Company Series.   63
                 The Continental Small Company Series....  125
                 The Canadian Small Company Series.......   30
                 The Emerging Markets Series.............  158
                 The Emerging Markets Small Cap Series...  136

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Series' transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $5,711,924 $3,550,329
         The DFA International Value Series......  2,380,334  1,837,613
         The Japanese Small Company Series.......    500,531    438,549
         The Asia Pacific Small Company Series...    312,003    236,969
         The United Kingdom Small Company Series.    381,315    174,465
         The Continental Small Company Series....    921,278    640,361
         The Canadian Small Company Series.......    442,511    257,115
         The Emerging Markets Series.............    950,150    468,047
         The Emerging Markets Small Cap Series...  1,540,584    924,340

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                              NET REALIZED                                        DIVIDEND
                                                              GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                              ON SALES OF   UNREALIZED                           AFFILIATED
                             BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                              10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
                             ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
THE U.S. LARGE CAP VALUE
 SERIES
DFA Short Term Investment
 Fund.......................  $820,651  $6,008,173 $6,306,304     $(4)         $ (95)     $522,421     45,149      $7,598
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $820,651  $6,008,173 $6,306,304     $(4)         $ (95)     $522,421     45,149      $7,598
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE DFA INTERNATIONAL VALUE
 SERIES
DFA Short Term Investment
 Fund.......................  $370,103  $6,085,206 $5,861,430     $55          $ (73)     $593,861     51,323      $5,741
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $370,103  $6,085,206 $5,861,430     $55          $ (73)     $593,861     51,323      $5,741
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE JAPANESE SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................  $280,962  $1,095,593 $  977,123     $70          $(116)     $399,385     34,516      $3,315
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $280,962  $1,095,593 $  977,123     $70          $(116)     $399,385     34,516      $3,315
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE ASIA PACIFIC SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................  $261,843  $  552,723 $  556,593     $63          $ (85)     $257,951     22,293      $2,514
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $261,843  $  552,723 $  556,593     $63          $ (85)     $257,951     22,293      $2,514
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE UNITED KINGDOM SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................  $ 56,584  $  338,586 $  341,464     $ 2          $  (8)     $ 53,700      4,641      $  764
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $ 56,584  $  338,586 $  341,464     $ 2          $  (8)     $ 53,700      4,641      $  764
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE CONTINENTAL SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................  $350,190  $1,496,894 $1,376,112     $32          $(119)     $470,885     40,695      $4,826
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $350,190  $1,496,894 $1,376,112     $32          $(119)     $470,885     40,695      $4,826
                              ========  ========== ==========     ===          =====      ========     ======      ======

                             CAPITAL GAIN
                             DISTRIBUTIONS
                                 FROM
                              AFFILIATED
                              INVESTMENT
                             -------------
THE U.S. LARGE CAP VALUE
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE DFA INTERNATIONAL VALUE
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE JAPANESE SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE ASIA PACIFIC SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE UNITED KINGDOM SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE CONTINENTAL SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==

                                                              NET REALIZED                                        DIVIDEND
                                                              GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                              ON SALES OF   UNREALIZED                           AFFILIATED
                             BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                              10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
                             ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
THE CANADIAN SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................  $214,142  $1,260,703 $1,261,918     $21          $(29)      $212,919     18,401      $2,017
                              --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL                         $214,142  $1,260,703 $1,261,918     $21          $(29)      $212,919     18,401      $2,017
                              ========  ========== ==========     ===          ====       ========     ======      ======
THE EMERGING MARKETS SERIES
DFA Short Term Investment
 Fund.......................  $143,647  $  885,441 $  826,392     $(8)         $(19)      $202,669     17,515      $1,743
                              --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL                         $143,647  $  885,441 $  826,392     $(8)         $(19)      $202,669     17,515      $1,743
                              ========  ========== ==========     ===          ====       ========     ======      ======
THE EMERGING MARKETS SMALL
 CAP SERIES
DFA Short Term Investment
 Fund.......................  $648,631  $  797,021 $  861,051     $23          $(73)      $584,551     50,519      $5,293
                              --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL                         $648,631  $  797,021 $  861,051     $23          $(73)      $584,551     50,519      $5,293
                              ========  ========== ==========     ===          ====       ========     ======      ======

                             CAPITAL GAIN
                             DISTRIBUTIONS
                                 FROM
                              AFFILIATED
                              INVESTMENT
                             -------------
THE CANADIAN SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE EMERGING MARKETS SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE EMERGING MARKETS SMALL
 CAP SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $19,581,837  $9,370,063   $(544,402)    $8,825,661
The DFA International Value Series......  11,157,024   2,649,548    (529,994)     2,119,554
The Japanese Small Company Series.......   3,314,291   1,213,062    (172,429)     1,040,633
The Asia Pacific Small Company Series...   1,978,372     445,114    (364,392)        80,722
The United Kingdom Small Company Series.   1,951,561     635,021    (215,722)       419,299
The Continental Small Company Series....   4,482,764   2,083,885    (372,897)     1,710,988
The Canadian Small Company Series.......   1,494,062     199,811    (293,534)       (93,723)
The Emerging Markets Series.............   4,629,823   2,541,436    (277,193)     2,264,243
The Emerging Markets Small Cap Series...   6,694,516   1,889,950    (776,097)     1,113,853

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2017, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                       FUTURES
                                                       --------
                The U.S. Large Cap Value Series....... $167,432
                The DFA International Value Series....   89,210
                The Emerging Markets Series...........   44,417
                The Emerging Markets Small Cap Series.   42,694

The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures

                                        Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
       -                                      ---------------------------
                                                TOTAL VALUE
                                                     AT          EQUITY
                                              OCTOBER 31, 2017 CONTRACTS*
       -                                      ---------------- ----------
       The U.S. Large Cap Value Series.......      $8,060        $8,060
       The DFA International Value Series....       2,884         2,884
       The Emerging Markets Series...........         663           663
       The Emerging Markets Small Cap Series.       1,132         1,132

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2017:

                                        LOCATION OF GAIN (LOSS)
              DERIVATIVE TYPE                ON DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Net Realized Gain (Loss)
                                          on: Futures

                                        Change in Unrealized
                                          Appreciation
                                          (Depreciation) of:
                                          Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2017 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                   -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $22,013            $22,013
            The DFA International Value Series....  16,570             16,570
            The Emerging Markets Series...........   8,355              8,355
            The Emerging Markets Small Cap Series.   9,284              9,284

                                                   CHANGE IN UNREALIZED
                                                   APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
            -                                      -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
            -                                       -------          ---------
            The U.S. Large Cap Value Series....... $11,932            $11,932
            The DFA International Value Series....   3,736              3,736
            The Emerging Markets Series...........     929                929
            The Emerging Markets Small Cap Series.     843                843

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.....     1.77%       $16,525          6        $ 5        $25,222
The Asia Pacific Small Company Series.     1.76%         1,241         34          2          9,913
The Continental Small Company Series..     1.91%           120          1         --            120
The Canadian Small Company Series.....     1.88%        15,022          3          2         44,993
The Emerging Markets Series...........     1.77%         6,211          9          3         15,381
The Emerging Markets Small Cap Series.     1.44%        20,990         10          8         35,873

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2017.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                               PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                               --------- -------- --------------------
The U.S. Large Cap Value Series........ $442,838  $204,015       $30,650
The DFA International Value Series.....  135,129    76,512         4,425
The Japanese Small Company Series......   44,207    28,558        14,108
The Asia Pacific Small Company Series..   28,263    33,425        14,632
The Continental Small Company Series...   63,808    21,763         9,250
The Canadian Small Company Series......   46,995    27,027         4,703
The Emerging Markets Series............    7,463     2,540           241
The Emerging Markets Small Cap Series..    7,987     9,824         1,251

J. SECURITIES LENDING:

   As of October 31, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                     MARKET VALUE
                                                     ------------
              The U.S. Large Cap Value Series.......  $1,052,697
              The DFA International Value Series....     124,520
              The Japanese Small Company Series.....      11,439
              The Asia Pacific Small Company Series.      54,797
              The Continental Small Company Series..      10,247
              The Canadian Small Company Series.....       1,883
              The Emerging Markets Series...........     106,638
              The Emerging Markets Small Cap Series.     535,339

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2017
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Rights/Warrants.......... $522,421,314     --         --         --    $522,421,314
THE DFA INTERNATIONAL VALUE SERIES
Common Stocks...........................  593,860,860     --         --         --     593,860,860
THE JAPANESE SMALL COMPANY SERIES
Common Stocks...........................  399,384,904     --         --         --     399,384,904
THE ASIA PACIFIC SMALL COMPANY SERIES
Common Stocks...........................  257,950,593     --         --         --     257,950,593
THE UNITED KINGDOM SMALL COMPANY SERIES
Common Stocks...........................   53,700,300     --         --         --      53,700,300
THE CONTINENTAL SMALL COMPANY SERIES
Common Stocks, Preferred Stocks, Rights/
  Warrants..............................  470,885,347     --         --         --     470,885,347
THE CANADIAN SMALL COMPANY SERIES
Common Stocks...........................  212,918,854     --         --         --     212,918,854
THE EMERGING MARKETS SERIES
Common Stocks...........................  202,669,148     --         --         --     202,669,148
THE EMERGING MARKETS SMALL CAP SERIES
Common Stocks, Rights/Warrants..........  584,551,292     --         --         --     584,551,292

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (nine of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                  --------------------      ---------------------
 10/31/2007            $10,000                   $10,000
 11/30/2007              9,274                     9,291
 12/31/2007              9,262                     9,324
  1/31/2008              8,344                     8,160
  2/29/2008              8,680                     8,762
  3/31/2008              8,390                     8,299
  4/30/2008              9,039                     8,972
  5/31/2008              9,120                     9,139
  6/30/2008              8,062                     8,227
  7/31/2008              7,906                     7,917
  8/31/2008              7,233                     7,284
  9/30/2008              5,986                     6,010
 10/31/2008              4,129                     4,365
 11/30/2008              3,817                     4,036
 12/31/2008              4,288                     4,351
  1/31/2009              3,903                     4,070
  2/28/2009              3,571                     3,841
  3/31/2009              4,191                     4,392
  4/30/2009              5,016                     5,123
  5/31/2009              6,147                     5,999
  6/30/2009              6,073                     5,918
  7/31/2009              6,890                     6,583
  8/31/2009              6,944                     6,560
  9/30/2009              7,587                     7,155
 10/31/2009              7,409                     7,164
 11/30/2009              7,884                     7,472
 12/31/2009              8,278                     7,767
  1/31/2010              7,810                     7,334
  2/28/2010              7,873                     7,360
  3/31/2010              8,567                     7,954
  4/30/2010              8,625                     8,050
  5/31/2010              7,725                     7,342
  6/30/2010              7,774                     7,288
  7/31/2010              8,497                     7,895
  8/31/2010              8,345                     7,742
  9/30/2010              9,350                     8,602
 10/31/2010              9,673                     8,852
 11/30/2010              9,363                     8,618
 12/31/2010             10,145                     9,233
  1/31/2011              9,829                     8,983
  2/28/2011              9,670                     8,899
  3/31/2011             10,228                     9,422
  4/30/2011             10,596                     9,714
  5/31/2011             10,195                     9,460
  6/30/2011              9,988                     9,314
  7/31/2011              9,908                     9,273
  8/31/2011              8,906                     8,444
  9/30/2011              7,310                     7,213
 10/31/2011              8,274                     8,168
 11/30/2011              7,857                     7,624
 12/31/2011              7,578                     7,532
  1/31/2012              8,632                     8,386
  2/29/2012              9,159                     8,889
  3/31/2012              8,768                     8,592
  4/30/2012              8,486                     8,489
  5/31/2012              7,549                     7,537
  6/30/2012              7,892                     7,828
  7/31/2012              7,845                     7,981
  8/31/2012              7,957                     7,954
  9/30/2012              8,471                     8,434
 10/31/2012              8,364                     8,383
 11/30/2012              8,460                     8,490
 12/31/2012              9,080                     8,905
  1/31/2013              9,229                     9,027
  2/28/2013              9,078                     8,914
  3/31/2013              9,003                     8,760
  4/30/2013              9,084                     8,827
  5/31/2013              8,828                     8,600
  6/30/2013              8,087                     8,053
  7/31/2013              8,248                     8,137
  8/31/2013              8,076                     7,997
  9/30/2013              8,674                     8,517
 10/31/2013              9,070                     8,931
 11/30/2013              8,856                     8,800
 12/31/2013              8,770                     8,673
  1/31/2014              8,160                     8,110
  2/28/2014              8,343                     8,378
  3/31/2014              8,718                     8,636
  4/30/2014              8,778                     8,664
  5/31/2014              9,138                     8,967
  6/30/2014              9,380                     9,205
  7/31/2014              9,560                     9,383
  8/31/2014              9,775                     9,595
  9/30/2014              8,979                     8,883
 10/31/2014              8,971                     8,988
 11/30/2014              8,825                     8,893
 12/31/2014              8,418                     8,483
  1/31/2015              8,351                     8,534
  2/28/2015              8,651                     8,798
  3/31/2015              8,411                     8,673
  4/30/2015              9,248                     9,340
  5/31/2015              8,840                     8,966
  6/30/2015              8,562                     8,733
  7/31/2015              7,880                     8,128
  8/31/2015              7,166                     7,393
  9/30/2015              6,929                     7,170
 10/31/2015              7,361                     7,682
 11/30/2015              7,077                     7,382
 12/31/2015              6,866                     7,218
  1/31/2016              6,483                     6,750
  2/29/2016              6,524                     6,738
  3/31/2016              7,489                     7,630
  4/30/2016              7,691                     7,672
  5/31/2016              7,195                     7,385
  6/30/2016              7,591                     7,681
  7/31/2016              8,071                     8,067
  8/31/2016              8,222                     8,268
  9/30/2016              8,340                     8,374
 10/31/2016              8,523                     8,394
 11/30/2016              8,228                     8,008
 12/31/2016              8,265                     8,025
  1/31/2017              8,791                     8,464
  2/28/2017              9,195                     8,723
  3/31/2017              9,449                     8,944
  4/30/2017              9,522                     9,139
  5/31/2017              9,696                     9,410
  6/30/2017              9,725                     9,504
  7/31/2017             10,247                    10,071
  8/31/2017             10,508                    10,296             Past performance is not predictive of
  9/30/2017             10,278                    10,255             future performance.
 10/31/2017             10,644                    10,614             The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              24.89%      4.94%      0.63%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Fund held approximately 2,400 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 24.89% for the Fund and 26.45% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) underperforming high relative price (growth) stocks among large caps for the period, the Fund's focus on value stocks had a negative impact on performance relative to the style-neutral benchmark. At the country level, the Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Fund's greater focus on value securities in India had a positive impact on relative performance, as these securities outperformed.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2017
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/17  10/31/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return                       $1,000.00 $1,117.80    0.16%    $0.85
Hypothetical 5% Annual Return            $1,000.00 $1,024.40    0.16%    $0.82

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

      DIMENSIONAL EMERGING MARKETS VALUE FUND
Consumer Discretionary.......................   9.5%
Consumer Staples.............................   3.3%
Energy.......................................  13.7%
Financials...................................  28.6%
Health Care..................................   0.4%
Industrials..................................   9.0%
Information Technology.......................   9.6%
Materials....................................  17.8%
Real Estate..................................   4.0%
Telecommunication Services...................   2.5%
Utilities....................................   1.6%
                                              -----
                                              100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (95.0%)
BRAZIL -- (6.0%)
    Banco do Brasil SA..................................   9,323,902 $   98,161,338            0.5%
*   Petroleo Brasileiro SA Sponsored ADR................  14,614,044    155,639,569            0.8%
    Vale SA.............................................  26,500,917    260,043,235            1.3%
#   Vale SA Sponsored ADR...............................  25,156,364    246,280,802            1.3%
    Other Securities....................................                435,720,877            2.2%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,195,845,821            6.1%
                                                                     --------------           -----

CHILE -- (1.6%)
    Other Securities....................................                316,996,496            1.6%
                                                                     --------------           -----

CHINA -- (16.6%)
    Bank of China, Ltd. Class H......................... 441,292,817    220,541,705            1.1%
    China Construction Bank Corp. Class H............... 619,669,101    553,807,555            2.8%
    China Overseas Land & Investment, Ltd...............  26,952,000     87,513,573            0.5%
    China Petroleum & Chemical Corp. ADR................   1,159,521     85,387,112            0.4%
    China Petroleum & Chemical Corp. Class H............ 113,421,575     83,287,527            0.4%
#*  China Unicom Hong Kong, Ltd. ADR....................   6,973,434     98,534,622            0.5%
    CNOOC, Ltd..........................................  60,746,000     82,942,156            0.4%
    Industrial & Commercial Bank of China, Ltd. Class H. 498,032,996    396,267,428            2.0%
    PetroChina Co., Ltd. Class H........................ 136,138,000     88,993,181            0.5%
    Other Securities....................................              1,632,486,299            8.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,329,761,158           17.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 41,417,612            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 56,931,518            0.3%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,400,787            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                  1,799,742            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 76,715,301            0.4%
                                                                     --------------           -----

INDIA -- (12.9%)
    Bharti Airtel, Ltd..................................  11,108,283     85,474,747            0.5%
    ICICI Bank, Ltd. Sponsored ADR......................  15,014,286    137,380,716            0.7%
    JSW Steel, Ltd......................................  20,551,299     82,414,526            0.4%
    Larsen & Toubro, Ltd................................   4,214,051     79,664,841            0.4%
    Reliance Industries, Ltd............................  33,999,334    495,984,582            2.5%
*   Tata Motors, Ltd....................................  14,885,959     98,573,279            0.5%
    Vedanta, Ltd........................................  19,014,264     97,657,605            0.5%
    Other Securities....................................              1,504,036,963            7.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,581,187,259           13.2%
                                                                     --------------           -----

INDONESIA -- (2.8%)
    Bank Mandiri Persero Tbk PT......................... 168,163,062     87,344,213            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
INDONESIA -- (Continued)
    Other Securities....................................             $  469,499,241            2.3%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                556,843,454            2.8%
                                                                     --------------           -----

MALAYSIA -- (2.8%)
    Other Securities....................................                566,662,777            2.9%
                                                                     --------------           -----

MEXICO -- (3.8%)
*   Cemex S.A.B. de C.V. Sponsored ADR..................  14,473,498    117,380,072            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,186,961    104,155,828            0.5%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O.....  18,334,815    108,640,838            0.6%
    Grupo Mexico S.A.B. de C.V. Series B................  39,173,644    127,399,779            0.7%
    Other Securities....................................                304,466,151            1.5%
                                                                     --------------           -----
TOTAL MEXICO............................................                762,042,668            3.9%
                                                                     --------------           -----

PHILIPPINES -- (1.0%)
    Other Securities....................................                201,045,379            1.0%
                                                                     --------------           -----

POLAND -- (1.6%)
    Polski Koncern Naftowy Orlen SA.....................   2,350,371     83,131,467            0.4%
    Other Securities....................................                241,389,226            1.3%
                                                                     --------------           -----
TOTAL POLAND............................................                324,520,693            1.7%
                                                                     --------------           -----

RUSSIA -- (1.7%)
    Gazprom PJSC Sponsored ADR..........................  32,989,361    141,702,963            0.7%
    Lukoil PJSC Sponsored ADR...........................   1,526,223     81,070,481            0.4%
    Other Securities....................................                112,719,494            0.6%
                                                                     --------------           -----
TOTAL RUSSIA............................................                335,492,938            1.7%
                                                                     --------------           -----

SOUTH AFRICA -- (6.3%)
    MTN Group, Ltd......................................  16,070,670    139,543,349            0.7%
    Sasol, Ltd..........................................   4,145,981    121,136,352            0.6%
    Standard Bank Group, Ltd............................  16,807,621    195,176,437            1.0%
#   Steinhoff International Holdings NV.................  23,998,309    104,178,800            0.5%
    Other Securities....................................                712,292,549            3.7%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,272,327,487            6.5%
                                                                     --------------           -----

SOUTH KOREA -- (16.9%)
    Hana Financial Group, Inc...........................   3,054,677    130,736,577            0.7%
    Hyundai Mobis Co., Ltd..............................     626,470    149,072,036            0.8%
    Hyundai Motor Co....................................   1,779,390    255,994,819            1.3%
#   KB Financial Group, Inc. ADR........................   2,889,524    151,728,905            0.8%
    Kia Motors Corp.....................................   3,544,702    112,199,131            0.6%
#   LG Electronics, Inc.................................   1,692,217    137,757,291            0.7%
    POSCO...............................................     622,870    181,557,522            0.9%
    POSCO Sponsored ADR.................................   1,500,406    109,499,630            0.6%
    Shinhan Financial Group Co., Ltd....................   3,697,574    166,088,332            0.9%
    SK Innovation Co., Ltd..............................     879,496    161,335,394            0.8%
    Other Securities....................................              1,818,106,611            9.1%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,374,076,248           17.2%
                                                                     --------------           -----

TAIWAN -- (16.1%)
    CTBC Financial Holding Co., Ltd..................... 133,426,073     85,427,628            0.5%
    First Financial Holding Co., Ltd.................... 146,060,158     94,231,411            0.5%
#   Fubon Financial Holding Co., Ltd....................  88,710,471    141,378,692            0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          PERCENTAGE
                                              SHARES        VALUE++     OF NET ASSETS**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
      Hon Hai Precision Industry Co., Ltd..  25,539,240 $    94,927,894            0.5%
      Mega Financial Holding Co., Ltd...... 123,127,796      96,790,402            0.5%
#     United Microelectronics Corp......... 209,748,681     108,252,366            0.6%
      Other Securities.....................               2,596,129,660           13.1%
                                                        ---------------          ------
TOTAL TAIWAN...............................               3,217,138,053           16.4%
                                                        ---------------          ------

THAILAND -- (2.7%)
      PTT PCL..............................  15,428,250     195,059,151            1.0%
      Other Securities.....................                 338,333,044            1.7%
                                                        ---------------          ------
TOTAL THAILAND.............................                 533,392,195            2.7%
                                                        ---------------          ------

TURKEY -- (1.3%)
      Other Securities.....................                 269,950,479            1.4%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              19,019,548,065           97.0%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
*     Petroleo Brasileiro SA Sponsored ADR.  17,627,348     180,680,317            0.9%
      Other Securities.....................                 199,670,542            1.0%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 380,350,859            1.9%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  15,823,558            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 396,174,417            2.0%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      11,917            0.0%
                                                        ---------------          ------

CHILE -- (0.0%)
      Other Securities.....................                     135,065            0.0%
                                                        ---------------          ------

HONG KONG -- (0.0%)
      Other Securities.....................                      13,068            0.0%
                                                        ---------------          ------

INDIA -- (0.0%)
      Other Securities.....................                     250,493            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     364,648            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                     288,398            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     562,570            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,626,159            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              19,417,348,641
                                                        ---------------

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund.......  51,154,322     591,906,661            3.0%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,266,162,347).................               $20,009,255,302          102.0%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


At October 31, 2017, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                        UNREALIZED
                                       NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                            CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                            --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)........    650     12/15/17  $ 35,810,203 $ 36,536,500   $  726,297
S&P 500 Emini Index(R)................    795     12/15/17    99,611,195  102,264,825    2,653,630
                                                            ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...............                      $135,421,398 $138,801,325   $3,379,927
                                                            ============ ============   ==========

Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,195,845,821              --   --    $ 1,195,845,821
 Chile..........................     80,372,052 $   236,624,444   --        316,996,496
 China..........................    258,179,357   3,071,581,801   --      3,329,761,158
 Colombia.......................     41,417,612              --   --         41,417,612
 Czech Republic.................             --      56,931,518   --         56,931,518
 Greece.........................             --       5,400,787   --          5,400,787
 Hong Kong......................             --       1,799,742   --          1,799,742
 Hungary........................             --      76,715,301   --         76,715,301
 India..........................    189,194,146   2,391,993,113   --      2,581,187,259
 Indonesia......................        576,682     556,266,772   --        556,843,454
 Malaysia.......................             --     566,662,777   --        566,662,777
 Mexico.........................    762,042,668              --   --        762,042,668
 Philippines....................             --     201,045,379   --        201,045,379
 Poland.........................             --     324,520,693   --        324,520,693
 Russia.........................     92,681,201     242,811,737   --        335,492,938
 South Africa...................    142,269,666   1,130,057,821   --      1,272,327,487
 South Korea....................    383,240,328   2,990,835,920   --      3,374,076,248
 Taiwan.........................     41,063,307   3,176,074,746   --      3,217,138,053
 Thailand.......................    533,366,579          25,616   --        533,392,195
 Turkey.........................             --     269,950,479   --        269,950,479
Preferred Stocks
 Brazil.........................    380,350,859              --   --        380,350,859
 Colombia.......................     15,823,558              --   --         15,823,558
Rights/Warrants
 Brazil.........................             --          11,917   --             11,917
 Chile..........................             --         135,065   --            135,065
 Hong Kong......................             --          13,068   --             13,068
 India..........................             --         250,493   --            250,493
 Malaysia.......................             --         364,648   --            364,648
 South Korea....................             --         288,398   --            288,398
 Taiwan.........................             --         562,570   --            562,570
Securities Lending Collateral...             --     591,906,661   --        591,906,661
Futures Contracts**.............      3,379,927              --   --          3,379,927
                                 -------------- ---------------   --    ---------------
TOTAL........................... $4,119,803,763 $15,892,831,466   --    $20,012,635,229
                                 ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,060,625 of securities on loan)*............................. $19,417,349
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $591,888).     591,907
Segregated Cash for Futures Contracts..........................................................       4,943
Foreign Currencies at Value....................................................................     171,305
Cash...........................................................................................      10,932
Receivables:
  Investment Securities Sold...................................................................      28,687
  Dividends, Interest and Tax Reclaims.........................................................       2,079
  Securities Lending Income....................................................................       2,406
  Futures Margin Variation.....................................................................         490
                                                                                                -----------
     Total Assets..............................................................................  20,230,098
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     591,870
  Investment Securities Purchased..............................................................      21,691
  Due to Advisor...............................................................................       1,655
Unrealized Loss on Foreign Currency Contracts..................................................           4
Accrued Expenses and Other Liabilities.........................................................       2,667
                                                                                                -----------
     Total Liabilities.........................................................................     617,887
                                                                                                -----------
NET ASSETS..................................................................................... $19,612,211
                                                                                                ===========
Investments at Cost............................................................................ $16,674,275
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $   171,212
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND#

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $64,385).......... $  479,417
    Income from Securities Lending................................     24,656
                                                                   ----------
       Total Investment Income....................................    504,073
                                                                   ----------
  EXPENSES
    Investment Management Fees....................................     18,034
    Accounting & Transfer Agent Fees..............................        859
    Custodian Fees................................................      8,568
    Directors'/Trustees' Fees & Expenses..........................        175
    Professional Fees.............................................        741
    Other.........................................................        659
                                                                   ----------
       Total Expenses.............................................     29,036
                                                                   ----------
    Fees Paid Indirectly (Note C).................................       (398)
                                                                   ----------
    Net Expenses..................................................     28,638
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    475,435
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................   (259,529)
      Affiliated Investment Companies Shares Sold.................          1
      Futures.....................................................     20,081
      Foreign Currency Transactions...............................      2,950
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................  3,780,573
      Affiliated Investment Companies Shares......................        (79)
      Futures.....................................................      3,775
      Translation of Foreign Currency Denominated Amounts.........        (53)
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  3,547,719
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $4,023,154
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
                                                                         ------------------------
                                                                             YEAR         YEAR
                                                                            ENDED        ENDED
                                                                           OCT. 31,     OCT. 31,
                                                                             2017         2016
                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   475,435  $   407,052
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (259,529)     (88,448)
    Affiliated Investment Companies Shares Sold.........................           1           --
    Futures.............................................................      20,081       11,480
    Foreign Currency Transactions.......................................       2,950        3,764
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   3,780,573    1,983,912
    Affiliated Investment Companies Shares..............................         (79)          --
    Futures.............................................................       3,775         (395)
    Translation of Foreign Currency Denominated Amounts.................         (53)          48
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   4,023,154    2,317,413
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     842,290    1,192,055
  Withdrawals...........................................................  (1,900,740)  (1,950,019)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............  (1,058,450)    (757,964)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   2,964,704    1,559,449
NET ASSETS
  Beginning of Year.....................................................  16,647,507   15,088,058
                                                                         -----------  -----------
  End of Year........................................................... $19,612,211  $16,647,507
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $145, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                                       DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                                          -----------------------------------------------------
                                                                              YEAR         YEAR         YEAR          YEAR
                                                                             ENDED        ENDED        ENDED         ENDED
                                                                            OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                                              2017         2016         2015          2014
--------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................       24.89%       15.80%      (17.95)%       (1.09)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $19,612,211  $16,647,507  $15,088,058   $18,927,517
Ratio of Expenses to Average Net Assets..................................        0.16%        0.16%        0.15%         0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).        0.16%        0.16%        0.15%         0.15%
Ratio of Net Investment Income to Average Net Assets.....................        2.64%        2.72%        2.54%         2.76%
Portfolio Turnover Rate..................................................          14%          12%          14%           12%
--------------------------------------------------------------------------------------------------------------------------------

                                                                          ------------
                                                                              YEAR
                                                                             ENDED
                                                                            OCT. 31,
                                                                              2013
--------------------------------------------------------------------------------------
Total Return.............................................................        8.43%
--------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $19,427,286
Ratio of Expenses to Average Net Assets..................................        0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).        0.16%
Ratio of Net Investment Income to Average Net Assets.....................        2.32%
Portfolio Turnover Rate..................................................           6%
--------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $621 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the year ended October 31, 2017, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2017, expenses reduced were $398 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Fund's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,578,607 $3,151,688

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                     NET REALIZED                                      DIVIDEND   CAPITAL GAIN
                                                     GAIN/(LOSS)    CHANGE IN                         INCOME FROM DISTRIBUTIONS
                      BALANCE                        ON SALES OF   UNREALIZED   BALANCE               AFFILIATED      FROM
                         AT    PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/    AT    SHARES AS OF INVESTMENT   AFFILIATED
                      10/31/16  AT COST   FROM SALES  INVESTMENT  DEPRECIATION  10/31/17   10/31/17    COMPANIES   INVESTMENT
                      -------- ---------- ---------- ------------ ------------- -------- ------------ ----------- -------------
DIMENSIONAL EMERGING
 MARKETS VALUE FUND
DFA Short Term
 Investment Fund..... $592,349 $2,532,742 $2,533,106     $  1         $(79)     $591,907    51,154      $6,167         --
                      -------- ---------- ----------     ----         ----      --------    ------      ------         --
TOTAL                 $592,349 $2,532,742 $2,533,106     $  1         $(79)     $591,907    51,154      $6,167         --

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                        NET
                                                                                                     UNREALIZED
                                                              FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                              TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                             ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund..................... $17,401,584  $4,615,842  $(1,869,369)   $2,746,473

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. Forward Currency Contracts: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2017, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                                       FUTURES
                                                                       --------
Dimensional Emerging Markets Value Fund............................... $107,048

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                                                   ASSET DERIVATIVES VALUE
                                                                                 ---------------------------
                                                                                   TOTAL VALUE
                                                                                        AT          EQUITY
                                                                                 OCTOBER 31, 2017 CONTRACTS*
                                                                                 ---------------- ----------
Dimensional Emerging Markets Value Fund.........................................      $3,380        $3,380

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statement of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the year ended October 31, 2017:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                              REALIZED GAIN (LOSS) ON
                                                                 DERIVATIVES
                                                              -----------------------
                                                                                 EQUITY
                                                               TOTAL            CONTRACTS
                                                               -------          ---------
 Dimensional Emerging Markets Value Fund..................... $20,081            $20,081

                                                              CHANGE IN UNREALIZED
                                                              APPRECIATION (DEPRECIATION) ON
                                                                 DERIVATIVES
                                                              -----------------------
                                                                                 EQUITY
                                                               TOTAL            CONTRACTS
                                                               -------          ---------
 Dimensional Emerging Markets Value Fund..................... $ 3,775            $ 3,775

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                   WEIGHTED      WEIGHTED    NUMBER OF   INTEREST
                                                                                    AVERAGE      AVERAGE        DAYS     EXPENSE
                                                                                 INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED
                                                                                 ------------- ------------ ------------ --------
Dimensional Emerging Markets Value Fund.........................................     1.53%       $18,696         33        $26

                                                                                 MAXIMUM AMOUNT
                                                                                 BORROWED DURING
                                                                                   THE PERIOD
                                                                                 ---------------
Dimensional Emerging Markets Value Fund.........................................     $82,809

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the year ended October 31, 2017.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                                        PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                                                        --------- ------- --------------------
Dimensional Emerging Markets Value Fund.........................................  $2,885   $34,578        $9,733

I. SECURITIES LENDING:

   As of October 31, 2017, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $585,916 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2017
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
Common Stocks............................................... $591,906,661     --         --         --    $591,906,661

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.


                                   TERM OF                                                      PORTFOLIOS WITHIN
   NAME, ADDRESS                  OFFICE/1/ AND                                                   THE DFA FUND
       AND                        LENGTH OF                                                        COMPLEX/2/
   YEAR OF BIRTH      POSITION     SERVICE         PRINCIPAL OCCUPATION DURING PAST 5 YEARS         OVERSEEN
-------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------
George M.            Director of  DFAIDG-        Leo Melamed Professor of Finance,              126 portfolios in
Constantinides       DFAIDG       Since 1983     University of Chicago Booth School of          4 investment
University of        and DIG      DIG- Since     Business (since 1978).                         companies
Chicago Booth        Trustee      1993
School of Business   of           DFAITC-
5807 S. Woodlawn     DFAITC       Since 1992
Avenue               and          DEM- Since
Chicago, IL 60637    DEM          1993
1947
-------------------------------------------------------------------------------------------------------------------
Douglas W.           Director     DFAIDG-        Merton H. Miller Distinguished Service         126 portfolios in
Diamond              of           Since June     Professor of Finance, University of Chicago    4 investment
University of        DFAIDG       2017           Booth School of Business (since                companies
Chicago Booth        and DIG      DIG- Since     1988). Visiting Scholar, Federal Reserve
School of            Trustee      June 2017      Bank of Richmond (since 1990). Formerly,
Business             of           DFAITC-        Fischer Black Visiting Professor of Financial
5807 S. Woodlawn     DFAITC       Since June     Economics, Alfred P. Sloan School of
Avenue               and          2017           Management, Massachusetts Institute of
Chicago, IL 60637    DEM          DEM- Since     Technology (2015 to 2016).
1953                              June 2017
-------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson    Director     DFAIDG-        Professor in Practice Emeritus of Finance,     126 portfolios in
Yale School of       of           Since 1981     Yale School of Management (since 1984).        4 investment
Management           DFAIDG       DIG- Since     Chairman, CIO and Partner, Zebra Capital       companies
P.O. Box 208200      and DIG      1993           Management, LLC (hedge fund and asset
New Haven, CT        Trustee      DFAITC-        manager) (since 2001). Formerly, Consultant
06520-8200           of           Since 1992     to Morningstar, Inc. (2006-2016).
1943                 DFAITC       DEM- Since
                     and          1993
                     DEM
-------------------------------------------------------------------------------------------------------------------
Edward P. Lazear     Director     DFAIDG-        Distinguished Visiting Fellow, Becker          126 portfolios in
Stanford University  of           Since 2010     Friedman Institute for Research in             4 investment
Graduate School of   DFAIDG       DIG- Since     Economics, University of Chicago (since        companies
Business             and DIG      2010           2015). Morris Arnold Cox Senior Fellow,
Knight Management    Trustee      DFAITC-        Hoover Institution (since 2002). Jack Steele
Center, E346         of           Since 2010     Parker Professor of Human Resources
Stanford, CA         DFAITC       DEM- Since     Management and Economics, Graduate
94305                and          2010           School of Business, Stanford University
1948                 DEM                         (since 1995). Cornerstone Research (expert
                                                 testimony and economic and financial
                                                 analysis) (since 2009).
-------------------------------------------------------------------------------------------------------------------
Myron S. Scholes     Director     DFAIDG-        Chief Investment Strategist, Janus             126 portfolios in
c/o Dimensional      of           Since 1981     Henderson Investors (since 2014). Frank E.     4 investment
Fund Advisors LP     DFAIDG       DIG- Since     Buck Professor of Finance, Emeritus,           companies
6300 Bee Cave        and DIG      1993           Graduate School of Business, Stanford
Road, Building One   Trustee      DFAITC-        University (since 1981).
Austin, TX 78746     of           Since 1992
1941                 DFAITC       DEM- Since
                     and          1993
                     DEM


                                                      OTHER
                                                DIRECTORSHIPS OF
                                                PUBLIC COMPANIES
                                                   HELD DURING
  PRINCIPAL OCCUPATION DURING PAST 5 YEARS        PAST 5 YEARS
-------------------------------------------------------------------

---------------------
Leo Melamed Professor of Finance,              None
University of Chicago Booth School of
Business (since 1978).






-------------------------------------------------------------------
Merton H. Miller Distinguished Service         None
Professor of Finance, University of Chicago
Booth School of Business (since
1988). Visiting Scholar, Federal Reserve
Bank of Richmond (since 1990). Formerly,
Fischer Black Visiting Professor of Financial
Economics, Alfred P. Sloan School of
Management, Massachusetts Institute of
Technology (2015 to 2016).

-------------------------------------------------------------------
Professor in Practice Emeritus of Finance,     None
Yale School of Management (since 1984).
Chairman, CIO and Partner, Zebra Capital
Management, LLC (hedge fund and asset
manager) (since 2001). Formerly, Consultant
to Morningstar, Inc. (2006-2016).



-------------------------------------------------------------------
Distinguished Visiting Fellow, Becker          None
Friedman Institute for Research in
Economics, University of Chicago (since
2015). Morris Arnold Cox Senior Fellow,
Hoover Institution (since 2002). Jack Steele
Parker Professor of Human Resources
Management and Economics, Graduate
School of Business, Stanford University
(since 1995). Cornerstone Research (expert
testimony and economic and financial
analysis) (since 2009).
-------------------------------------------------------------------
Chief Investment Strategist, Janus             Formerly, Adviser,
Henderson Investors (since 2014). Frank E.     Kuapay, Inc.
Buck Professor of Finance, Emeritus,           (2013-2014).
Graduate School of Business, Stanford          Formerly, Director,
University (since 1981).                       American Century
 Fund Complex
 (registered
                     investment
                                   companies) (43
                                               Portfolios) (1980-
                                               2014).


                              TERM OF                                                    PORTFOLIOS WITHIN
  NAME, ADDRESS              OFFICE/1/ AND                                                 THE DFA FUND
      AND                    LENGTH OF                                                      COMPLEX/2/
  YEAR OF BIRTH    POSITION   SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS        OVERSEEN
------------------------------------------------------------------------------------------------------------
Abbie J. Smith     Director  DFAIDG-        Boris and Irene Stern Distinguished Service  126 portfolios in
University of      of        Since 2000     Professor of Accounting, University of       4 investment
Chicago Booth      DFAIDG    DIG- Since     Chicago Booth School of Business (since      companies
School of          and DIG   2000           1980).
Business           Trustee   DFAITC-
5807 S. Woodlawn   of        Since 2000
Avenue             DFAITC    DEM- Since
Chicago, IL 60637  and       2000
1953               DEM













                                                     OTHER
                                               DIRECTORSHIPS OF
                                               PUBLIC COMPANIES
                                                  HELD DURING
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS        PAST 5 YEARS
-------------------------------------------------------------------
Boris and Irene Stern Distinguished Service  Lead Director,
Professor of Accounting, University of       (beginning May
Chicago Booth School of Business (since      2014) and Director
1980).                                       (since 2000), HNI
    Corporation
    (formerly known as
    HON Industries
    Inc.) (office
                  furniture); Director,
                                             Ryder System Inc.
                                             (transportation,
                                             logistics and
                                             supply-chain
                                             management)
                                             (since 2003); and
                                             Trustee, UBS
                                             Funds (3
                                             investment
                                             companies within
                                             the fund complex)
                                             (24 portfolios)
                                             (since 2009).


                                  TERM OF                                                    PORTFOLIOS WITHIN
  NAME, ADDRESS                  OFFICE/1/ AND                                                 THE DFA FUND
       AND                       LENGTH OF             PRINCIPAL OCCUPATION DURING              COMPLEX/2/
  YEAR OF BIRTH      POSITION     SERVICE                      PAST 5 YEARS                      OVERSEEN
-----------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
----------------------------------------------------------------------------------------------------------------
David G. Booth      Chairman     DFAIDG-        Chairman, Director/Trustee, and formerly,   126 portfolios in 4
6300 Bee Cave       Director of  Since 1981     President and Co-Chief Executive Officer    investment
Road, Building One  DFAIDG       DIG- Since     (each until March 2017) of Dimensional      companies
Austin, TX 78746    and DIG      1992           Emerging Markets Value Fund ("DEM"),
1946                Trustee of   DFAITC-        DFAIDG, Dimensional Investment Group
                    DFAITC       Since 1992     Inc. ("DIG") and The DFA Investment Trust
                    and DEM      DEM- Since     Company ("DFAITC"). Executive
                                 1993           Chairman, and formerly, President and
                                                Co-Chief Executive Officer (each until
                                                February 2017) of Dimensional Holdings
                                                Inc., Dimensional Fund Advisors LP and
                                                DFA Securities LLC (collectively with DEM,
                                                DFAIDG, DIG and DFAITC, the "DFA
                                                Entities"). Chairman and Director (since
                                                2009) and formerly Co-Chief Executive
                                                Officer (2010- June 2017) of Dimensional
                                                Fund Advisors Canada ULC. Trustee,
                                                University of Chicago (since 2002).
                                                Trustee, University of Kansas Endowment
                                                Association (since 2005). Formerly,
                                                Director of Dimensional Fund Advisors Ltd.
                                                (2002-July 2017), DFA Australia Limited
                                                (1994-July 2017), Dimensional Advisors
                                                Ltd. (2012-July 2017), Dimensional Funds
                                                plc (2006-July 2017) and Dimensional
                                                Funds II plc (2006-July 2017). Formerly,
                                                Director and President of Dimensional
                                                Japan Ltd. (2012-April 2017). Formerly,
                                                President, Dimensional SmartNest (US)
                                                LLC (2009-2014); and Limited Partner,
                                                VSC Investors, LLC (2007 to 2015).
                                                Formerly, Chairman, Director, President
                                                and Co-Chief Executive Officer of
                                                Dimensional Cayman Commodity Fund I
                                                Ltd. (2010-September 2017).

                                                 OTHER
                                            DIRECTORSHIPS OF
                                            PUBLIC COMPANIES
       PRINCIPAL OCCUPATION DURING            HELD DURING
               PAST 5 YEARS                  PAST 5 YEARS
-------------------------------------------------------------

------------------
Chairman, Director/Trustee, and formerly,        None
President and Co-Chief Executive Officer
(each until March 2017) of Dimensional
Emerging Markets Value Fund ("DEM"),
DFAIDG, Dimensional Investment Group
Inc. ("DIG") and The DFA Investment Trust
Company ("DFAITC"). Executive
Chairman, and formerly, President and
Co-Chief Executive Officer (each until
February 2017) of Dimensional Holdings
Inc., Dimensional Fund Advisors LP and
DFA Securities LLC (collectively with DEM,
DFAIDG, DIG and DFAITC, the "DFA
Entities"). Chairman and Director (since
2009) and formerly Co-Chief Executive
Officer (2010- June 2017) of Dimensional
Fund Advisors Canada ULC. Trustee,
University of Chicago (since 2002).
Trustee, University of Kansas Endowment
Association (since 2005). Formerly,
Director of Dimensional Fund Advisors Ltd.
(2002-July 2017), DFA Australia Limited
(1994-July 2017), Dimensional Advisors
Ltd. (2012-July 2017), Dimensional Funds
plc (2006-July 2017) and Dimensional
Funds II plc (2006-July 2017). Formerly,
Director and President of Dimensional
Japan Ltd. (2012-April 2017). Formerly,
President, Dimensional SmartNest (US)
LLC (2009-2014); and Limited Partner,
VSC Investors, LLC (2007 to 2015).
Formerly, Chairman, Director, President
and Co-Chief Executive Officer of
Dimensional Cayman Commodity Fund I
Ltd. (2010-September 2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                              TERM OF
                                             OFFICE/1/
NAME AND YEAR OF                            AND LENGTH OF
     BIRTH                POSITION            SERVICE                    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown  Vice President and         Since 2001    Vice President and Assistant Secretary of all the DFA Entities, DFA
1967              Assistant Secretary                      Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd.
                                                           and Dimensional Hong Kong Limited. Director, Vice President and
                                                           Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------------
David P. Butler   Co-Chief Executive         Since 2017    Co-Chief Executive Officer of all the DFA entities (since 2017);
1964              Officer                                  Director of Dimensional Holdings Inc. (since February 2017),
                                                           Dimensional Fund Advisors Canada ULC (since March 2017),
                                                           Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd.
                                                           (since July 2017), DFA Australia Limited (since July 2017) and
                                                           Dimensional Fund Advisors Ltd. (since August 2017); Director and
                                                           Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I
                                                           Ltd. (since September 13, 2017). Formerly, Vice President (October
                                                           2007 to February 2017), of all the DFA Entities. Head of Global
                                                           Financial Advisor Services (since October 2007) for Dimensional Fund
                                                           Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark  Executive Vice President   Since 2017    Executive Vice President (since March 2017) and formerly, Vice
1972                                                       President (2004 to March 2017), of all the DFA Entities. Director and
                                                           Vice President (since February 2016) of Dimensional Japan Ltd.
                                                           President and Director (since February 2016) of Dimensional Fund
                                                           Advisors Canada ULC. Vice President (since April 2008) and Director
                                                           (since October 2016) of DFA Australia Limited. Director (since April
                                                           2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                           Ltd., and Dimensional Hong Kong Limited. Vice President (since June
                                                           2016) of Dimensional Fund Advisors Pte. Ltd. Head of Global
                                                           Institutional Services (since January 2014) for Dimensional Fund
                                                           Advisors LP. Formerly, Vice President (December 2010-February
                                                           2016) of Dimensional Fund Advisors Canada ULC; and Head of
                                                           Institutional, North America (March 2012 to December 2013) for
                                                           Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
Christopher S.    Vice President and         Since 2004    Vice President and Global Chief Compliance Officer of all the DFA
Crossan           Global Chief Compliance                  Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
1965              Officer                                  Chief Compliance Officer and Chief Privacy Officer of Dimensional
                                                           Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors
                                                           Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since
                                                           February 2017). Formerly, Vice President and Global Chief
                                                           Compliance Officer (October 2010- 2014) for Dimensional SmartNest
                                                           (US) LLC.
---------------------------------------------------------------------------------------------------------------------------------
(Michael) Sam     Executive Vice President   Since 2017    Executive Vice President and Chief Operating Officer of the DFA Fund
Gilliland                                                  Complex (since March 2017). Executive Vice President (since
1962                                                       February 2017), Senior Advisor and Chief Operating Officer (since
                                                           February 2016) of Dimensional Funds Advisors LP, Dimensional
                                                           Holdings Inc. and Dimensional Investment LLC. Executive Vice
                                                           President (since February 2017) of DFA Securities LLC. Director of
                                                           Dimensional Advisors Ltd. (since February 2017), Dimensional Hong
                                                           Kong Limited (since February 2017) and DFA Australia Limited (since
                                                           October 2016). Formerly, Consultant for MSG Consulting (August
                                                           2013-February 2017), and Chairman and Chief Executive Officer of
                                                           Sabre Holdings (December 2003-August 2013).

                                              TERM OF
                                             OFFICE/1/
NAME AND YEAR OF                            AND LENGTH OF
      BIRTH               POSITION            SERVICE                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle  Vice President, Chief   Since 2015       Vice President, Chief Financial Officer, and Treasurer of all
1958               Financial Officer, and                   the DFA Entities. Chief Financial Officer, Treasurer and Vice
                   Treasurer                                President of Dimensional Advisors Ltd., Dimensional Fund
                                                            Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC,
                                                            Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited.
                                                            Director (since August 2016) for Dimensional Funds plc and
                                                            Dimensional Funds II plc. Formerly, interim Chief Financial
                                                            Officer and interim Treasurer of all the DFA Entities (April
                                                            2016-September 2016); interim Chief Financial Officer and
                                                            interim Treasurer (April 2016-July 2016) of Dimensional Fund
                                                            Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia
                                                            Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                            Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC;
                                                            Controller (August 2015-September 2016) of all the DFA Entities;
                                                            Controller (August 2015-July 2016) Dimensional Fund Advisors LP;
                                                            Vice President of T. Rowe Price Group, Inc. and Director of
                                                            Investment Treasury and Treasurer of the T. Rowe Price Funds
                                                            (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon       Vice President and      Vice President   Vice President and Assistant Secretary (since 2004 and March
1973               Assistant Secretary     since 2004 and   2017, respectively) of all the DFA Entities and Dimensional
                                           Assistant        Cayman Commodity Fund I Ltd.
                                           Secretary since
                                           2017
-----------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President          Since 2010       Vice President of all the DFA Entities and Dimensional Cayman
1972                                                        Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L.       President and General   Since 2017       President and General Counsel (since March 2017), and formerly,
Newell             Counsel                                  Vice President and Secretary (1997 and 2000, respectively, to
1964                                                        March 2017), of all the DFA Entities. Director, Vice President
                                                            and Secretary of DFA Australia Limited and Dimensional Fund
                                                            Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003), Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Japan Ltd (since February
                                                            2012), Dimensional Advisors Ltd. (since March 2012) and
                                                            Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since
                                                            2002 and 2006, respectively). Director of Dimensional Japan
                                                            Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                            Ltd. and Dimensional Hong Kong Limited (since August 2012 and
                                                            July 2012). Formerly, Vice President and Secretary (October
                                                            2010-November 2014) of Dimensional SmartNest (US) LLC.
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz  Vice President and      Since 2013       Vice President and Deputy Chief Compliance Officer of all the
1961               Deputy Chief                             DFA Entities. Deputy Chief Compliance Officer (since December
                   Compliance Officer                       2012) of Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O       Vice President and      Vice President   Vice President and Secretary (since 2010 and March 2017,
1974               Secretary               since 2010 and   respectively) of all the DFA Entities, Dimensional Cayman
                                           Secretary since  Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC
                                           2017             (since April 2016).

                                          TERM OF
                                         OFFICE/1/
 NAME AND YEAR OF                       AND LENGTH OF
      BIRTH              POSITION         SERVICE                    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Co-Chief Executive   Since 2017    Co-Chief Executive Officer and Chief Investment Officer of DFAIDG,
1976                Officer and Chief                  DFAITC, DIG and DEM (since September, 2017) and Dimensional
                    Investment Officer                 Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC
                                                       and Dimensional Fund Advisors Canada ULC (since September,
                                                       2017); Chief Investment Officer and Director of DFA Australia Limited
                                                       (since September, 2017 and October 2017, respectively); Director,
                                                       Co-Chief Executive Officer and Chief Investment Officer of
                                                       Dimensional Cayman Commodity Fund I Ltd. (since September,
                                                       2017); Director of Dimensional Funds plc and Dimensional Fund II plc
                                                       (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since
                                                       June 2017); Co-Chief Investment Officer and Vice President (since
                                                       February 2016) of Dimensional Japan Ltd. Formerly, Executive Vice
                                                       President (March 2017-September, 2017), Co-Chief Investment
                                                       Officer (June 2014-September, 2017) and Vice President (January
                                                       2007-March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive
                                                       Vice President (February 2017-September, 2017), Co-Chief
                                                       Investment Officer (June 2014-September, 2017) and Vice President
                                                       (January 2007-February 2017) of Dimensional Holdings Inc.,
                                                       Dimensional Fund Advisors LP and DFA Securities LLC; Vice
                                                       President and Co-Chief Investment Officer (April 2014-September,
                                                       2017) of Dimensional Fund Advisors Canada ULC; Co-Chief
                                                       Investment Officer of DFA Australia Limited (April 2014-September,
                                                       2017); Co-Chief Investment Officer of DFA Securities LLC,
                                                       Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April
                                                       2014-September, 2017).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2016 to October 31, 2017, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                QUALIFYING
                                                                                                                    FOR
                                       NET                                                                       CORPORATE
                                   INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS
DFA INVESTMENT                       INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED
DIMENSIONS GROUP INC.             DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1)
--------------------------------- ------------- ------------- ------------- --------- ---------- ------------- -------------
Enhanced U.S. Large Company
 Portfolio.......................       20%          32%           48%         --         --          100%          100%
U.S. Large Cap Equity Portfolio..      100%          --            --          --         --          100%          100%
U.S. Large Cap Value Portfolio...       46%          --            54%         --         --          100%          100%
U.S. Targeted Value Portfolio....       25%           4%           71%         --         --          100%          100%
U.S. Small Cap Value Portfolio...       17%           1%           82%         --         --          100%          100%
U.S. Core Equity 1 Portfolio.....       81%          --            19%         --         --          100%          100%
U.S. Core Equity 2 Portfolio.....       72%          --            28%         --         --          100%          100%
U.S. Vector Equity Portfolio.....       35%          --            65%         --         --          100%          100%
U.S. Small Cap Portfolio.........       29%           3%           68%         --         --          100%          100%
U.S. Micro Cap Portfolio.........       15%          --            85%         --         --          100%          100%
U.S. High Relative Profitability
 Portfolio.......................      100%          --            --          --         --          100%          100%
DFA Real Estate Securities
 Portfolio.......................       77%          --            23%         --         --          100%          100%
Large Cap International
 Portfolio.......................      100%          --            --          --         --          100%          100%
International Core Equity
 Portfolio.......................      100%          --            --          --         --          100%          100%
International Small Company
 Portfolio.......................       43%           4%           53%         --         --          100%          100%
Global Small Company
 Portfolio.......................       --           --            --          --         --           --           100%
Japanese Small Company
 Portfolio.......................      100%          --            --          --         --          100%          100%
Asia Pacific Small Company
 Portfolio.......................      100%          --            --          --         --          100%          100%
United Kingdom Small Company
 Portfolio.......................       44%          --            56%         --         --          100%          100%
Continental Small Company
 Portfolio.......................       99%          --             1%         --         --          100%          100%

                                                                                           QUALIFYING
                                                                                             SHORT-
                                  QUALIFYING     U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DFA INVESTMENT                     DIVIDEND   GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONS GROUP INC.             INCOME (2) INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
--------------------------------- ---------- ------------ ---------- ---------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio.......................    100%          7%         --         --        100%       100%
U.S. Large Cap Equity Portfolio..    100%         --          --         --        100%       100%
U.S. Large Cap Value Portfolio...    100%         --          --          7%       100%       100%
U.S. Targeted Value Portfolio....    100%         --          --         --        100%       100%
U.S. Small Cap Value Portfolio...    100%         --          --         --        100%       100%
U.S. Core Equity 1 Portfolio.....    100%         --          --         --        100%       100%
U.S. Core Equity 2 Portfolio.....    100%         --          --         --        100%       100%
U.S. Vector Equity Portfolio.....    100%         --          --         --        100%       100%
U.S. Small Cap Portfolio.........    100%         --          --         --        100%       100%
U.S. Micro Cap Portfolio.........    100%         --          --         --        100%       100%
U.S. High Relative Profitability
 Portfolio.......................    100%         --          --         --        100%       100%
DFA Real Estate Securities
 Portfolio.......................    100%         --          --         --        100%       100%
Large Cap International
 Portfolio.......................    100%         --          --         --        100%       100%
International Core Equity
 Portfolio.......................    100%         --           5%       100%       100%       100%
International Small Company
 Portfolio.......................    100%         --           5%        93%       100%       100%
Global Small Company
 Portfolio.......................    100%         --           2%       100%       100%       100%
Japanese Small Company
 Portfolio.......................    100%         --           6%        70%       100%       100%
Asia Pacific Small Company
 Portfolio.......................    100%         --           1%        84%       100%       100%
United Kingdom Small Company
 Portfolio.......................    100%         --          --         99%       100%       100%
Continental Small Company
 Portfolio.......................    100%         --          10%       100%       100%       100%

                See accompanying Notes to Financial Statements.

                                                                                                                QUALIFYING
                                                                                                                    FOR
                                       NET                                                                       CORPORATE
                                   INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS
DFA INVESTMENT                       INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED
DIMENSIONS GROUP INC.             DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1)
--------------------------------- ------------- ------------- ------------- --------- ---------- ------------- -------------
DFA International Real Estate
 Securities Portfolio............      100%          --            --          --         --          100%          100%
DFA Global Real Estate
 Securities Portfolio............       91%           1%            8%         --         --          100%          100%
DFA International Small Cap
 Value Portfolio.................       33%           1%           66%         --         --          100%          100%
International Vector Equity
 Portfolio.......................       92%          --             8%         --         --          100%          100%
International High Relative
 Profitability Portfolio.........      100%          --            --          --         --          100%          100%
World ex U.S. Value Portfolio....      100%          --            --          --         --          100%          100%
World ex U.S. Targeted Value
 Portfolio.......................       97%          --             3%         --         --          100%          100%
World ex U.S. Core Equity
 Portfolio.......................      100%          --            --          --         --          100%          100%
World Core Equity Portfolio......       86%           2%           12%         --         --          100%          100%
Selectively Hedged Global Equity
 Portfolio.......................       70%           4%           26%         --         --          100%          100%
Emerging Markets Portfolio.......      100%          --            --          --         --          100%          100%
Emerging Markets Small Cap
 Portfolio.......................       53%           4%           43%         --         --          100%          100%
Emerging Markets Value
 Portfolio.......................      100%          --            --          --         --          100%          100%
Emerging Markets Core Equity
 Portfolio.......................      100%          --            --          --         --          100%          100%
DFA Commodity Strategy
 Portfolio.......................       97%           3%           --          --         --          100%          100%
DFA International Value
 Portfolio.......................      100%          --            --          --         --          100%          100%
U.S. Large Company Portfolio.....       80%          --            20%         --         --          100%          100%

                                                                                           QUALIFYING
                                                                                             SHORT-
                                  QUALIFYING     U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DFA INVESTMENT                     DIVIDEND   GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONS GROUP INC.             INCOME (2) INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
--------------------------------- ---------- ------------ ---------- ---------- ---------- ----------
DFA International Real Estate
 Securities Portfolio............    100%         --           4%        99%       100%       100%
DFA Global Real Estate
 Securities Portfolio............    100%         --           2%        57%       100%       100%
DFA International Small Cap
 Value Portfolio.................    100%         --          --         --        100%       100%
International Vector Equity
 Portfolio.......................    100%         --           5%        98%       100%       100%
International High Relative
 Profitability Portfolio.........    100%         --          --         --        100%       100%
World ex U.S. Value Portfolio....    100%         --           5%       100%       100%       100%
World ex U.S. Targeted Value
 Portfolio.......................    100%         --           8%       100%       100%       100%
World ex U.S. Core Equity
 Portfolio.......................    100%         --           7%       100%       100%       100%
World Core Equity Portfolio......    100%         --           3%        59%       100%       100%
Selectively Hedged Global Equity
 Portfolio.......................    100%         --           4%        73%       100%       100%
Emerging Markets Portfolio.......    100%         --           7%       100%       100%       100%
Emerging Markets Small Cap
 Portfolio.......................    100%         --           3%        86%       100%       100%
Emerging Markets Value
 Portfolio.......................    100%         --           6%       100%       100%       100%
Emerging Markets Core Equity
 Portfolio.......................    100%         --           5%        11%       100%       100%
DFA Commodity Strategy
 Portfolio.......................    100%         15%         --         --        100%       100%
DFA International Value
 Portfolio.......................    100%         --           4%       100%       100%       100%
U.S. Large Company Portfolio.....    100%         --          --         --        100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                See accompanying Notes to Financial Statements.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

                                                               DFA103117-001A
 [LOGO]                                                              00202776

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees

          Fiscal Year Ended October 31, 2017: $19,780
          Fiscal Year Ended October 31, 2016: $19,576

     (b) Audit-Related Fees

          Fees for Registrant  Fiscal Year Ended October 31, 2017: $1,635
                               Fiscal Year Ended October 31, 2016: $1,642

   For fiscal years ended October 31, 2017 and October 31, 2016, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

          Audit-Related Fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X

                               Fiscal Year Ended October 31, 2017: $191,500
                               Fiscal Year Ended October 31, 2016: $187,500

   For the fiscal years ended October 31, 2017 and October 31, 2016, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

     (c) Tax Fees

          Fees for Registrant  Fiscal Year Ended October 31, 2017: $4,642
                               Fiscal Year Ended October 31, 2016: $4,609

   Tax Fees included, for the fiscal years ended October 31, 2017 and October 31, 2016, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d) All Other Fees

          Fees for Registrant  Fiscal Year Ended October 31, 2017: $0
                               Fiscal Year Ended October 31, 2016: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

      (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

       (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2017 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                          ---

       (g)  Aggregate Non-Audit Fees

                Fiscal Year Ended October 31, 2017: $1,557,179
                Fiscal Year Ended October 31, 2016: $1,408,203

       (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a)  The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (95.0%)
BRAZIL -- (6.0%)
*   Aliansce Shopping Centers SA                                    796,814 $  4,272,344       0.0%
*   B2W Cia Digital                                                 193,784    1,257,615       0.0%
    B3 SA - Brasil Bolsa Balcao                                   1,710,130   12,494,148       0.1%
    Banco Alfa de Investimento SA                                    39,700       69,903       0.0%
    Banco Bradesco SA                                                90,100      902,845       0.0%
    Banco do Brasil SA                                            9,323,902   98,161,338       0.5%
    Banco Santander Brasil SA                                     1,119,293    9,789,066       0.1%
    Banco Santander Brasil SA                                        52,100      452,749       0.0%
*   Brasil Brokers Participacoes SA                               1,941,457      658,765       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas            80,384      312,808       0.0%
*   Cia Siderurgica Nacional SA                                   3,185,998    8,210,180       0.0%
*   Construtora Tenda SA                                            286,402    1,497,103       0.0%
*   Cosan Logistica SA(BR17H74)                                      32,200       92,034       0.0%
*   Cosan Logistica SA(BF0KYP7)                                       8,339       23,707       0.0%
    Cosan SA Industria e Comercio                                 1,126,226   12,875,876       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       3,676,417   14,385,149       0.1%
*   Direcional Engenharia SA                                      1,626,261    2,908,210       0.0%
    Duratex SA                                                    4,219,212   12,330,164       0.1%
    Embraer SA                                                    1,693,862    8,113,844       0.0%
    Embraer SA Sponsored ADR                                        905,586   17,332,916       0.1%
*   Eternit SA                                                      658,302      217,334       0.0%
*   Even Construtora e Incorporadora SA                           3,919,275    6,469,625       0.0%
    Ez Tec Empreendimentos e Participacoes SA                     1,172,726    7,707,517       0.0%
    Fibria Celulose SA                                            1,148,310   18,372,679       0.1%
    Fibria Celulose SA Sponsored ADR                              2,450,371   39,058,914       0.2%
#   Gafisa SA ADR                                                   169,012    1,538,007       0.0%
    Gerdau SA                                                     1,775,763    5,884,288       0.0%
#   Gerdau SA Sponsored ADR                                      10,901,719   36,084,690       0.2%
    Guararapes Confeccoes SA                                         55,400    2,650,353       0.0%
*   Helbor Empreendimentos SA                                     1,782,686    1,122,591       0.0%
    International Meal Co. Alimentacao SA                           496,100    1,569,601       0.0%
    Iochpe Maxion SA                                              1,652,393   11,309,595       0.1%
    JBS SA                                                       12,439,175   28,670,981       0.2%
*   JHSF Participacoes SA                                         1,382,074      933,691       0.0%
*   Kepler Weber SA                                                  12,200       83,278       0.0%
    Kroton Educacional SA                                        11,250,514   61,870,433       0.3%
    Magnesita Refratarios SA                                        643,250    9,045,181       0.1%
*   Marisa Lojas SA                                                  18,900       45,354       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                    627,446      820,918       0.0%
    MRV Engenharia e Participacoes SA                             5,312,557   20,543,468       0.1%
*   Paranapanema SA                                               1,903,243      861,064       0.0%
*   Petro Rio SA                                                     19,400      336,607       0.0%
*   Petroleo Brasileiro SA                                        6,183,583   32,928,199       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                         14,614,044  155,639,569       0.8%
    Porto Seguro SA                                                 613,581    6,697,942       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA              51,700      129,436       0.0%
    QGEP Participacoes SA                                         1,551,066    4,006,514       0.0%
*   Rodobens Negocios Imobiliarios SA                               208,475      358,791       0.0%
*   Santos Brasil Participacoes SA                                1,221,500    1,306,896       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                    56,800      708,763       0.0%
    Sao Martinho SA                                                 146,289      823,275       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
BRAZIL -- (Continued)
    SLC Agricola SA                                                  941,091 $    6,328,983       0.0%
*   Springs Global Participacoes SA                                   37,300        136,712       0.0%
    Sul America SA                                                 2,156,138     11,817,796       0.1%
    Technos SA                                                        39,400         52,031       0.0%
*   Tecnisa SA                                                     2,537,514      1,807,357       0.0%
*   TPI - Triunfo Participacoes e Investimentos SA                   528,200        621,640       0.0%
    Tupy SA                                                          391,985      2,088,558       0.0%
*   Usinas Siderurgicas de Minas Gerais SA                           527,800      1,940,951       0.0%
    Vale SA                                                       26,500,917    260,043,235       1.3%
#   Vale SA Sponsored ADR                                         25,156,364    246,280,802       1.3%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                    15,290         85,627       0.0%
    Via Varejo SA(B7VY430)                                           116,124        269,783       0.0%
    Via Varejo SA(BGSHPP4)                                            63,198        436,028       0.0%
                                                                             --------------       ---
TOTAL BRAZIL                                                                  1,195,845,821       6.1%
                                                                             --------------       ---
CHILE -- (1.6%)
    Besalco SA                                                       512,877        600,165       0.0%
    CAP SA                                                           938,489     10,177,473       0.1%
    Cementos BIO BIO SA                                              665,307        837,796       0.0%
    Cencosud SA                                                   11,043,156     32,949,762       0.2%
*   Cia Sud Americana de Vapores SA                               73,319,581      4,174,284       0.0%
    Cristalerias de Chile SA                                         264,624      2,845,236       0.0%
    Embotelladora Andina SA Class A ADR                                1,397         37,160       0.0%
    Empresa Nacional de Telecomunicaciones SA                        145,718      1,685,249       0.0%
    Empresas CMPC SA                                              15,736,853     50,400,502       0.3%
    Empresas COPEC SA                                              2,936,259     45,220,980       0.2%
    Empresas Hites SA                                              1,868,082      2,054,817       0.0%
*   Empresas La Polar SA                                           6,640,668        770,247       0.0%
    Enel Americas SA                                              10,922,839      2,342,244       0.0%
    Enel Americas SA ADR                                           3,841,992     40,725,115       0.2%
    Enel Chile SA                                                  3,949,232     23,260,976       0.1%
    Grupo Security SA                                              1,507,692        684,595       0.0%
    Inversiones Aguas Metropolitanas SA                            4,866,454      8,706,219       0.1%
    Itau CorpBanca(45033E105)                                          3,677         50,669       0.0%
    Itau CorpBanca(BYT25P4)                                      694,240,669      6,532,464       0.0%
    Latam Airlines Group SA                                        2,156,062     29,771,142       0.2%
    Latam Airlines Group SA Sponsored ADR                          1,200,157     16,298,132       0.1%
*   Masisa SA                                                     43,018,684      3,264,845       0.0%
    PAZ Corp. SA                                                   2,189,657      3,784,033       0.0%
    Ripley Corp. SA                                               12,474,248     13,130,506       0.1%
    Salfacorp SA                                                   3,369,406      5,796,171       0.0%
    Sigdo Koppers SA                                                  87,684        169,490       0.0%
    Sociedad Matriz SAAM SA                                       53,555,204      5,469,840       0.0%
    Socovesa SA                                                    5,888,997      3,718,368       0.0%
    Vina Concha y Toro SA                                            871,791      1,538,016       0.0%
                                                                             --------------       ---
TOTAL CHILE                                                                     316,996,496       1.6%
                                                                             --------------       ---
CHINA -- (16.6%)
    361 Degrees International, Ltd.                                6,885,000      2,622,567       0.0%
*   A8 New Media Group, Ltd.                                         986,000         69,502       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
#   Agile Group Holdings, Ltd.                                    17,218,999 $ 25,121,768       0.1%
    Agricultural Bank of China, Ltd. Class H                     145,256,000   68,414,544       0.4%
    Air China, Ltd. Class H                                        4,062,000    3,873,124       0.0%
    Ajisen China Holdings, Ltd.                                    1,344,000      630,927       0.0%
    AMVIG Holdings, Ltd.                                           5,303,100    1,502,177       0.0%
    Angang Steel Co., Ltd. Class H                                 6,518,640    5,714,372       0.0%
    Anhui Conch Cement Co., Ltd. Class H                             862,500    3,694,685       0.0%
#*  Anton Oilfield Services Group                                  6,626,000      791,339       0.0%
*   Anxin-China Holdings, Ltd.                                     6,152,000       56,935       0.0%
    Asia Cement China Holdings Corp.                               6,539,000    2,280,438       0.0%
#*  Asian Citrus Holdings, Ltd.                                    4,633,000       66,810       0.0%
    AVIC International Holdings, Ltd. Class H                      3,150,000    2,940,269       0.0%
#   BAIC Motor Corp., Ltd. Class H                                 6,834,000    8,010,462       0.1%
    Bank of China, Ltd. Class H                                  441,292,817  220,541,705       1.1%
    Bank of Chongqing Co., Ltd. Class H                            2,050,500    1,663,846       0.0%
    Bank of Communications Co., Ltd. Class H                      36,795,574   27,778,206       0.2%
*   Baoye Group Co., Ltd. Class H                                  2,813,120    1,974,821       0.0%
#   BBMG Corp. Class H                                            12,369,000    6,172,641       0.0%
    Beijing Capital Land, Ltd. Class H                             9,413,060    5,072,343       0.0%
    Beijing Enterprises Holdings, Ltd.                             2,932,500   17,434,468       0.1%
    Beijing North Star Co., Ltd. Class H                           3,118,000    1,160,301       0.0%
*   Beijing Properties Holdings, Ltd.                                456,000       19,893       0.0%
#*  Boer Power Holdings, Ltd.                                      1,115,000      287,413       0.0%
    Bosideng International Holdings, Ltd.                         12,864,000    1,137,844       0.0%
#*  Boyaa Interactive International, Ltd.                          1,434,000      594,494       0.0%
*   C C Land Holdings, Ltd.                                       25,150,429    5,547,785       0.0%
    Cabbeen Fashion, Ltd.                                            496,000      135,419       0.0%
*   Capital Environment Holdings, Ltd.                             3,762,000      176,274       0.0%
    Carrianna Group Holdings Co., Ltd.                             3,880,391      457,748       0.0%
*   CECEP COSTIN New Materials Group, Ltd.                           132,000        1,903       0.0%
#*  Central China Real Estate, Ltd.                                6,491,350    3,111,509       0.0%
*   Century Sunshine Group Holdings, Ltd.                         14,780,000      470,153       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                            12,076,000    1,812,510       0.0%
    Changshouhua Food Co., Ltd.                                       91,000       44,702       0.0%
#   Chaowei Power Holdings, Ltd.                                   3,508,000    1,979,947       0.0%
*   Chigo Holding, Ltd.                                           33,836,000      620,384       0.0%
#   China Aerospace International Holdings, Ltd.                  22,358,000    2,810,163       0.0%
    China Agri-Industries Holdings, Ltd.                          17,758,500    8,678,961       0.1%
    China Aoyuan Property Group, Ltd.                             11,044,000    6,695,229       0.0%
    China BlueChemical, Ltd. Class H                              11,854,878    3,543,500       0.0%
    China Cinda Asset Management Co., Ltd. Class H                58,538,000   22,747,454       0.1%
    China CITIC Bank Corp., Ltd. Class H                          41,970,112   27,043,280       0.2%
#   China Coal Energy Co., Ltd. Class H                           11,883,000    5,442,458       0.0%
    China Communications Construction Co., Ltd. Class H           22,404,327   27,212,205       0.2%
    China Communications Services Corp., Ltd. Class H             20,989,071   12,737,856       0.1%
    China Construction Bank Corp. Class H                        619,669,101  553,807,555       2.8%
    China Dongxiang Group Co., Ltd.                               15,765,000    2,931,705       0.0%
    China Electronics Optics Valley Union Holding Co., Ltd.        1,692,000      160,768       0.0%
*   China Environmental Technology and Bioenergy Holdings, Ltd.      690,000       21,583       0.0%
    China Everbright Bank Co., Ltd. Class H                       17,214,000    8,125,734       0.1%
    China Everbright, Ltd.                                         6,847,869   16,249,105       0.1%
*   China Fiber Optic Network System Group, Ltd.                   3,598,000       60,555       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
CHINA -- (Continued)
    China Financial Services Holdings, Ltd.                        1,884,000 $   164,116       0.0%
    China Foods, Ltd.                                              3,304,000   2,089,816       0.0%
*   China Glass Holdings, Ltd.                                     7,390,000     721,092       0.0%
    China Greenfresh Group Co., Ltd.                               1,919,000     332,111       0.0%
*   China Harmony New Energy Auto Holding, Ltd.                    5,399,000   3,190,005       0.0%
*   China High Precision Automation Group, Ltd.                      429,000      12,579       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.        1,517,000   1,653,576       0.0%
#*  China Hongqiao Group, Ltd.                                    10,475,000  12,579,269       0.1%
    China Huarong Asset Management Co., Ltd. Class H              23,522,000  11,064,841       0.1%
#*  China Huiyuan Juice Group, Ltd.                                5,909,983   1,878,922       0.0%
    China International Capital Corp., Ltd. Class H                1,824,000   3,761,165       0.0%
#   China International Marine Containers Group Co., Ltd.
      Class H                                                        408,700     814,773       0.0%
*   China ITS Holdings Co., Ltd.                                   5,486,147     359,024       0.0%
#   China Jinmao Holdings Group, Ltd.                             40,786,580  18,329,619       0.1%
    China Lesso Group Holdings, Ltd.                               3,067,000   2,049,537       0.0%
*   China Longevity Group Co., Ltd.                                1,152,649      37,971       0.0%
    China Machinery Engineering Corp. Class H                      1,166,000     714,878       0.0%
    China Merchants Bank Co., Ltd. Class H                         1,056,500   4,034,412       0.0%
#   China Merchants Land, Ltd.                                    12,070,000   2,275,993       0.0%
    China Merchants Port Holdings Co., Ltd.                        8,569,333  26,806,323       0.1%
    China Minsheng Banking Corp., Ltd. Class H                    25,625,000  24,823,413       0.1%
    China Mobile, Ltd.                                             5,164,500  51,946,425       0.3%
    China Mobile, Ltd. Sponsored ADR                                 357,064  18,013,879       0.1%
#   China National Building Material Co., Ltd. Class H            29,650,000  25,025,426       0.1%
    China National Materials Co., Ltd. Class H                    13,545,000   9,349,698       0.1%
*   China New Town Development Co., Ltd.                          11,705,522     540,688       0.0%
#   China Oil & Gas Group, Ltd.                                    6,680,000     454,023       0.0%
    China Oilfield Services, Ltd. Class H                          8,572,000   7,609,625       0.1%
    China Oriental Group Co., Ltd.                                   444,000     290,538       0.0%
#   China Overseas Grand Oceans Group, Ltd.                        6,641,000   3,895,195       0.0%
    China Overseas Land & Investment, Ltd.                        26,952,000  87,513,573       0.5%
    China Petroleum & Chemical Corp. ADR                           1,159,521  85,387,112       0.4%
    China Petroleum & Chemical Corp. Class H                     113,421,575  83,287,527       0.4%
*   China Properties Group, Ltd.                                   5,232,000   1,173,631       0.0%
    China Railway Construction Corp., Ltd. Class H                17,771,014  22,317,466       0.1%
    China Railway Group, Ltd. Class H                             14,488,000  11,645,500       0.1%
*   China Rare Earth Holdings, Ltd.                                7,886,600     587,080       0.0%
    China Reinsurance Group Corp. Class H                         13,794,000   3,061,777       0.0%
    China Resources Cement Holdings, Ltd.                         15,678,000  10,596,750       0.1%
    China Resources Land, Ltd.                                    21,434,000  63,969,495       0.3%
*   China Rundong Auto Group, Ltd.                                    22,000       9,026       0.0%
*   China Saite Group Co., Ltd.                                    2,082,000     160,391       0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                        2,913,000   1,244,292       0.0%
    China SCE Property Holdings, Ltd.                             11,959,000   5,399,032       0.0%
*   China Shengmu Organic Milk, Ltd.                                 542,000      93,095       0.0%
    China Shenhua Energy Co., Ltd. Class H                        23,276,000  55,682,428       0.3%
    China Shineway Pharmaceutical Group, Ltd.                        781,000     732,012       0.0%
    China Silver Group, Ltd.                                       1,932,000     663,918       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.                6,572,200   2,359,792       0.0%
    China South City Holdings, Ltd.                               24,622,000   6,882,864       0.0%
    China Starch Holdings, Ltd.                                   27,170,000   1,062,905       0.0%
    China Sunshine Paper Holdings Co., Ltd.                          552,000     165,625       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
*   China Taifeng Beddings Holdings, Ltd.                           640,000 $    16,612       0.0%
    China Taiping Insurance Holdings Co., Ltd.                    3,210,400  10,587,105       0.1%
    China Travel International Investment Hong Kong, Ltd.        20,917,631   7,755,469       0.1%
#*  China Unicom Hong Kong, Ltd. ADR                              6,973,434  98,534,622       0.5%
    China XLX Fertiliser, Ltd.                                      567,000     205,009       0.0%
#*  China Yurun Food Group, Ltd.                                  6,534,000     787,505       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                  7,283,000   7,668,119       0.1%
#   China Zhongwang Holdings, Ltd.                               17,672,154  10,424,867       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H             12,300,000   1,497,950       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H            20,425,000  13,884,916       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    1,188,000     121,812       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                    526,000     134,104       0.0%
    CIFI Holdings Group Co., Ltd.                                   102,000      56,866       0.0%
*   CIMC Enric Holdings, Ltd.                                       442,000     299,326       0.0%
*   CITIC Dameng Holdings, Ltd.                                   2,855,000     181,319       0.0%
#   CITIC Resources Holdings, Ltd.                                8,084,000     881,732       0.0%
    CITIC Securities Co., Ltd. Class H                            3,112,500   6,915,648       0.0%
    CITIC, Ltd.                                                  25,564,483  37,450,300       0.2%
    Clear Media, Ltd.                                               101,000     114,926       0.0%
    CNOOC, Ltd.                                                  60,746,000  82,942,156       0.4%
#   CNOOC, Ltd. Sponsored ADR                                       156,136  21,343,791       0.1%
    Comba Telecom Systems Holdings, Ltd.                         10,450,683   1,915,576       0.0%
    Concord New Energy Group, Ltd.                               35,200,000   1,715,669       0.0%
*   Coolpad Group, Ltd.                                           5,720,600     286,030       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        3,494,000   2,046,758       0.0%
#   COSCO SHIPPING International Hong Kong Co., Ltd.              5,564,000   2,311,563       0.0%
    COSCO SHIPPING Ports, Ltd.                                   15,915,786  18,444,595       0.1%
*   Coslight Technology International Group Co., Ltd.             2,026,000     888,577       0.0%
    CPMC Holdings, Ltd.                                           1,489,000   1,248,445       0.0%
#   CRCC High-Tech Equipment Corp., Ltd. Class H                  1,399,000     457,480       0.0%
*   DaChan Food Asia, Ltd.                                        3,195,000     245,719       0.0%
    Dah Chong Hong Holdings, Ltd.                                 7,795,000   3,659,041       0.0%
*   Daphne International Holdings, Ltd.                           2,812,000     191,000       0.0%
*   Dongfang Electric Corp., Ltd. Class H                           471,600     460,209       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                       15,208,000  20,875,866       0.1%
    Dongyue Group, Ltd.                                           3,950,000   2,877,119       0.0%
#*  Dynasty Fine Wines Group, Ltd.                                9,228,600     319,394       0.0%
    E-Commodities Holdings, Ltd.                                    732,000      71,364       0.0%
#*  eHi Car Services, Ltd. Sponsored ADR                              8,185      93,882       0.0%
    Embry Holdings, Ltd.                                            539,000     172,654       0.0%
    EVA Precision Industrial Holdings, Ltd.                       5,442,000     755,392       0.0%
#   Everbright Securities Co., Ltd. Class H                         489,600     675,889       0.0%
    Evergreen International Holdings, Ltd.                        1,393,000     126,781       0.0%
    Fantasia Holdings Group Co., Ltd.                            22,432,015   3,194,554       0.0%
    Far East Horizon, Ltd.                                          583,000     579,335       0.0%
    Fosun International, Ltd.                                    18,277,683  45,347,078       0.2%
    Fufeng Group, Ltd.                                            6,758,000   4,871,058       0.0%
#   Future Land Development Holdings, Ltd.                        8,274,000   3,983,164       0.0%
#*  GCL-Poly Energy Holdings, Ltd.                               83,998,000  14,442,802       0.1%
    Gemdale Properties & Investment Corp., Ltd.                   7,566,000     776,066       0.0%
#*  Glorious Property Holdings, Ltd.                             28,204,000   3,073,348       0.0%
    Goldlion Holdings, Ltd.                                       1,962,000     769,764       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
    Goldpac Group, Ltd.                                              744,000 $    226,223       0.0%
#   GOME Retail Holdings, Ltd.                                    80,257,000   10,292,111       0.1%
    Greenland Hong Kong Holdings, Ltd.                             5,214,575    2,500,188       0.0%
#   Greentown China Holdings, Ltd.                                 5,845,591    7,301,870       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H                 46,000       29,491       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                        369,715   10,729,129       0.1%
    Guangzhou R&F Properties Co., Ltd. Class H                    10,476,714   22,339,674       0.1%
#*  Guodian Technology & Environment Group Corp., Ltd. Class H     4,780,000      349,364       0.0%
    Guolian Securities Co., Ltd. Class H                             171,500       84,044       0.0%
    Guorui Properties, Ltd.                                           94,000       27,738       0.0%
    Haitong Securities Co., Ltd. Class H                           3,648,400    5,776,149       0.0%
*   Hanergy Thin Film Power Group, Ltd.                           14,642,000       74,565       0.0%
*   Harbin Bank Co., Ltd. Class H                                  1,128,000      340,013       0.0%
    Harbin Electric Co., Ltd. Class H                              6,567,474    3,092,195       0.0%
    Hengdeli Holdings, Ltd.                                       20,508,000    1,051,220       0.0%
*   Hi Sun Technology China, Ltd.                                  2,022,000      464,262       0.0%
#   Hilong Holding, Ltd.                                           7,074,000    1,126,637       0.0%
#   HKC Holdings, Ltd.                                             1,144,155      935,913       0.0%
    HNA Infrastructure Co., Ltd. Class H                           1,469,000    1,584,674       0.0%
*   Honghua Group, Ltd.                                            2,791,000      272,221       0.0%
    Honworld Group, Ltd.                                             293,000      143,142       0.0%
    Hopefluent Group Holdings, Ltd.                                1,556,000      697,681       0.0%
    Hopson Development Holdings, Ltd.                              8,384,000    8,578,947       0.1%
#*  Hua Han Health Industry Holdings, Ltd.                        23,012,000    1,563,355       0.0%
    Hua Hong Semiconductor, Ltd.                                   1,910,000    3,338,587       0.0%
    Huaneng Renewables Corp., Ltd. Class H                        33,002,000   11,349,525       0.1%
#   Huishang Bank Corp., Ltd. Class H                              1,112,000      562,878       0.0%
#*  Hydoo International Holding, Ltd.                              1,112,000      107,406       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          498,032,996  396,267,428       2.0%
    Inner Mongolia Yitai Coal Co., Ltd. Class H                       10,500       12,373       0.0%
#   Jiangnan Group, Ltd.                                          10,330,000      861,075       0.0%
    Jiangxi Copper Co., Ltd. Class H                               7,197,000   11,491,851       0.1%
#*  JinkoSolar Holding Co., Ltd. ADR                                 250,524    6,671,454       0.0%
    Joy City Property, Ltd.                                        3,830,000      668,373       0.0%
    Ju Teng International Holdings, Ltd.                          10,482,249    3,737,499       0.0%
    K Wah International Holdings, Ltd.                             1,186,233      681,469       0.0%
*   Kai Yuan Holdings, Ltd.                                       41,600,000      287,607       0.0%
*   Kaisa Group Holdings, Ltd.                                     9,883,632    6,315,489       0.0%
    Kangda International Environmental Co., Ltd.                   4,453,000    1,125,023       0.0%
*   Kasen International Holdings, Ltd.                             1,807,000      282,738       0.0%
    Kingboard Chemical Holdings, Ltd.                              7,352,845   43,632,187       0.2%
#   Kunlun Energy Co., Ltd.                                       27,274,000   25,293,448       0.1%
    KWG Property Holding, Ltd.                                    11,271,000   11,190,175       0.1%
*   Labixiaoxin Snacks Group, Ltd.                                 2,175,000      167,349       0.0%
    Le Saunda Holdings, Ltd.                                         120,000       21,066       0.0%
    Legend Holdings Corp. Class H                                    697,900    1,835,062       0.0%
    Leoch International Technology, Ltd.                           1,981,000      388,846       0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                   310,000      131,251       0.0%
#   Logan Property Holdings Co., Ltd.                                540,000      500,254       0.0%
    Longfor Properties Co., Ltd.                                   9,529,000   22,259,023       0.1%
    Lonking Holdings, Ltd.                                        17,717,000    7,971,773       0.1%
*   Maanshan Iron & Steel Co., Ltd. Class H                        1,522,000      715,233       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
CHINA -- (Continued)
    Maoye International Holdings, Ltd.                            13,022,000 $ 1,503,102       0.0%
#   Metallurgical Corp. of China, Ltd. Class H                       201,000      66,533       0.0%
*   MIE Holdings Corp.                                             5,252,000     444,572       0.0%
    MIN XIN Holdings, Ltd.                                           708,418     470,620       0.0%
*   Mingfa Group International Co., Ltd.                             608,000      17,535       0.0%
    Minmetals Land, Ltd.                                          13,489,205   1,990,513       0.0%
    MOBI Development Co., Ltd.                                       379,000      74,487       0.0%
    Modern Land China Co., Ltd.                                    2,015,200     395,126       0.0%
#*  Munsun Capital Group, Ltd.                                    22,260,000     205,477       0.0%
*   Nature Home Holding Co., Ltd.                                    154,000      20,531       0.0%
*   New World Department Store China, Ltd.                         3,867,000     847,804       0.0%
    Nine Dragons Paper Holdings, Ltd.                              7,384,000  13,571,779       0.1%
#*  North Mining Shares Co., Ltd.                                  7,230,000     148,280       0.0%
#   NVC Lighting Holdings, Ltd.                                    3,397,000     370,564       0.0%
*   Ourgame International Holdings, Ltd.                             329,000      94,523       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                        852,000     328,778       0.0%
    Parkson Retail Group, Ltd.                                    11,262,000   1,704,806       0.0%
#   PAX Global Technology, Ltd.                                    2,303,000   1,165,449       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H     38,160,000  18,162,500       0.1%
    PetroChina Co., Ltd. ADR                                          75,718   4,959,529       0.0%
    PetroChina Co., Ltd. Class H                                 136,138,000  88,993,181       0.5%
#*  Phoenix New Media, Ltd. ADR                                       10,300      56,032       0.0%
#   Poly Culture Group Corp., Ltd. Class H                           220,200     527,131       0.0%
#*  Poly Property Group Co., Ltd.                                 20,990,488  10,173,579       0.1%
    Pou Sheng International Holdings, Ltd.                         1,775,000     325,418       0.0%
    Powerlong Real Estate Holdings, Ltd.                          13,203,000   6,279,865       0.0%
#*  Prosperity International Holdings HK, Ltd.                    17,080,000     186,064       0.0%
#*  PW Medtech Group, Ltd.                                           771,000     161,105       0.0%
    Qingdao Port International Co., Ltd. Class H                      17,000      12,018       0.0%
    Qingling Motors Co., Ltd. Class H                              9,012,000   3,061,326       0.0%
*   Qinhuangdao Port Co., Ltd. Class H                             1,594,000     543,960       0.0%
*   Qunxing Paper Holdings Co., Ltd.                               5,020,071     243,237       0.0%
*   Real Gold Mining, Ltd.                                         3,137,500     105,771       0.0%
*   Real Nutriceutical Group, Ltd.                                 4,895,000     210,136       0.0%
    Red Star Macalline Group Corp., Ltd. Class H                     442,800     529,689       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                           43,919,000   1,030,802       0.0%
#*  REXLot Holdings, Ltd.                                         84,066,621     679,287       0.0%
#*  Ronshine China Holdings, Ltd.                                    535,500     603,248       0.0%
*   Sany Heavy Equipment International Holdings Co., Ltd.          4,972,000     880,188       0.0%
*   Scud Group, Ltd.                                               3,368,000      84,185       0.0%
#   Seaspan Corp.                                                    418,925   2,932,475       0.0%
#*  Semiconductor Manufacturing International Corp.               19,816,698  30,407,401       0.2%
#*  Semiconductor Manufacturing International Corp. ADR            1,226,271   9,307,397       0.1%
#   Shandong Chenming Paper Holdings, Ltd. Class H                   998,818   1,816,874       0.0%
*   Shanghai Electric Group Co., Ltd. Class H                      1,266,000     574,631       0.0%
    Shanghai Industrial Holdings, Ltd.                             5,405,918  16,606,799       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.             10,568,000   2,278,110       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      8,296,000   2,989,782       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     7,968,000   1,624,295       0.0%
    Shengjing Bank Co., Ltd. Class H                                 306,000     239,340       0.0%
    Shenguan Holdings Group, Ltd.                                  3,610,000     196,736       0.0%
    Shenzhen International Holdings, Ltd.                          4,510,039   8,620,081       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Shenzhen Investment, Ltd.                                    34,722,650 $15,490,301       0.1%
    Shimao Property Holdings, Ltd.                               12,917,035  27,076,373       0.2%
*   Shougang Concord International Enterprises Co., Ltd.         26,852,208     788,824       0.0%
#   Shougang Fushan Resources Group, Ltd.                        21,640,594   4,665,646       0.0%
    Shui On Land, Ltd.                                           34,228,803   8,476,957       0.1%
#*  Shunfeng International Clean Energy, Ltd.                    12,878,000     859,030       0.0%
*   Silver Grant International Industries, Ltd.                   9,776,804   1,429,865       0.0%
#*  Silverman Holdings, Ltd.                                        286,000      26,371       0.0%
    SIM Technology Group, Ltd.                                    8,253,000     449,993       0.0%
    Sino Harbour Holdings Group, Ltd.                               144,000      13,667       0.0%
    Sino-Ocean Group Holding, Ltd.                               29,056,602  18,975,312       0.1%
#*  Sinofert Holdings, Ltd.                                       7,620,000   1,348,944       0.0%
#*  Sinolink Worldwide Holdings, Ltd.                            10,762,508   1,614,251       0.0%
#*  SinoMedia Holding, Ltd.                                         110,000      27,087       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                   3,444,500   2,954,786       0.0%
    Sinopec Kantons Holdings, Ltd.                                5,900,000   3,822,528       0.0%
#   Sinotrans Shipping, Ltd.                                     10,048,416   2,872,390       0.0%
    Sinotrans, Ltd. Class H                                      11,619,000   5,585,279       0.0%
#   Sinotruk Hong Kong, Ltd.                                      6,660,335   8,856,962       0.1%
#   Skyworth Digital Holdings, Ltd.                              17,965,083   8,273,235       0.1%
    SOHO China, Ltd.                                             19,194,888  11,120,128       0.1%
    Springland International Holdings, Ltd.                       1,823,000     332,067       0.0%
#*  SPT Energy Group, Inc.                                        2,484,000     188,037       0.0%
*   SRE Group, Ltd.                                              21,316,285     552,468       0.0%
#*  Taung Gold International, Ltd.                                7,700,000      69,160       0.0%
    TCC International Holdings, Ltd.                             20,912,583   9,703,842       0.1%
#   TCL Multimedia Technology Holdings, Ltd.                        785,000     422,642       0.0%
#*  Technovator International, Ltd.                               1,612,000     502,395       0.0%
#   Tenwow International Holdings, Ltd.                           2,441,000     547,858       0.0%
    Texhong Textile Group, Ltd.                                     373,000     514,674       0.0%
*   Tian An China Investment Co., Ltd.                            5,275,000   3,940,524       0.0%
#   Tiangong International Co., Ltd.                             13,493,944   1,591,820       0.0%
    Tianjin Port Development Holdings, Ltd.                      21,737,657   3,405,231       0.0%
    Tianyi Summi Holdings, Ltd.                                   4,508,000     647,407       0.0%
#   Tomson Group, Ltd.                                            2,200,825   1,015,659       0.0%
    Tonly Electronics Holdings, Ltd.                                 75,330      92,792       0.0%
    Top Spring International Holdings, Ltd.                         108,000      65,962       0.0%
    TPV Technology, Ltd.                                          9,036,496   1,542,031       0.0%
    Trigiant Group, Ltd.                                          2,036,000     271,596       0.0%
*   Trony Solar Holdings Co., Ltd.                                8,775,000     132,726       0.0%
#*  United Energy Group, Ltd.                                     2,258,000     123,062       0.0%
#*  V1 Group, Ltd.                                                6,864,000     224,551       0.0%
#   Wasion Group Holdings, Ltd.                                   4,350,000   2,237,228       0.0%
    Weichai Power Co., Ltd. Class H                               6,104,000   7,600,848       0.1%
    Weiqiao Textile Co. Class H                                   5,279,500   2,761,241       0.0%
    Welling Holding, Ltd.                                         1,456,000     296,868       0.0%
*   West China Cement, Ltd.                                      26,720,000   4,247,858       0.0%
#   Wisdom Sports Group                                             361,000      50,472       0.0%
*   Wuzhou International Holdings, Ltd.                             496,000      59,140       0.0%
    Xiamen International Port Co., Ltd. Class H                  10,408,000   2,014,298       0.0%
*   Xinchen China Power Holdings, Ltd.                            5,080,000     749,523       0.0%
    Xingda International Holdings, Ltd.                           9,640,842   3,682,734       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
CHINA -- (Continued)
*   Xingfa Aluminium Holdings, Ltd.                                 435,000 $      314,462       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        1,050,000        911,789       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             2,692,000        369,654       0.0%
    Xinyuan Real Estate Co., Ltd. ADR                                 8,494         47,481       0.0%
#   XTEP International Holdings, Ltd.                             1,360,500        450,230       0.0%
*   Yanchang Petroleum International, Ltd.                       21,400,000        375,999       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                         8,546,000      8,529,690       0.1%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                      10,382        102,574       0.0%
    Yip's Chemical Holdings, Ltd.                                   842,000        316,779       0.0%
*   Youyuan International Holdings, Ltd.                          3,376,251      2,129,508       0.0%
*   Yuanda China Holdings, Ltd.                                   1,702,000         32,985       0.0%
*   YuanShengTai Dairy Farm, Ltd.                                   658,000         34,592       0.0%
    Yuexiu Property Co., Ltd.                                    62,040,786     12,022,866       0.1%
    Yuzhou Properties Co., Ltd.                                  14,172,960      7,000,925       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         424,600        239,973       0.0%
*   Zhong An Real Estate, Ltd.                                   14,937,600      1,975,116       0.0%
    Zhuhai Holdings Investment Group, Ltd.                        1,312,000        196,924       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     9,018,200      4,376,181       0.0%
                                                                            --------------      ----
TOTAL CHINA                                                                  3,329,761,158      17.0%
                                                                            --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                            1,309,883      7,035,876       0.1%
    Constructora Conconcreto SA                                      86,988         28,338       0.0%
    Ecopetrol SA                                                  2,498,142      1,367,304       0.0%
#   Ecopetrol SA Sponsored ADR                                      530,625      5,884,631       0.0%
    Grupo Argos SA                                                1,075,684      7,015,523       0.0%
    Grupo de Inversiones Suramericana SA                          1,441,262     18,297,378       0.1%
    Grupo Nutresa SA                                                195,348      1,735,114       0.0%
    Mineros SA                                                       65,037         53,448       0.0%
                                                                            --------------      ----
TOTAL COLOMBIA                                                                  41,417,612       0.2%
                                                                            --------------      ----
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                                      1,529,292     33,533,251       0.2%
#   Unipetrol A.S.                                                1,371,042     23,398,267       0.1%
                                                                            --------------      ----
TOTAL CZECH REPUBLIC                                                            56,931,518       0.3%
                                                                            --------------      ----
GREECE -- (0.0%)
*   Alpha Bank AE                                                   121,090        241,444       0.0%
    Bank of Greece                                                   26,513        432,321       0.0%
*   Ellaktor SA                                                   1,053,403      2,003,111       0.0%
*   GEK Terna Holding Real Estate Construction SA                   343,754      1,698,187       0.0%
*   Intracom Holdings SA                                          1,511,057      1,020,886       0.0%
*   Piraeus Bank SA                                                   1,682          4,838       0.0%
                                                                            --------------      ----
TOTAL GREECE                                                                     5,400,787       0.0%
                                                                            --------------      ----
HONG KONG -- (0.0%)
    Lai Fung Holdings, Ltd.                                       1,067,635      1,799,742       0.0%
                                                                            --------------      ----
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                                2,457,408     29,429,130       0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HUNGARY -- (Continued)
    OTP Bank P.L.C.                                               1,172,897 $47,286,171       0.2%
                                                                            -----------       ---
TOTAL HUNGARY                                                                76,715,301       0.4%
                                                                            -----------       ---
INDIA -- (12.9%)
*   5Paisa Capital, Ltd.                                            111,720     450,615       0.0%
    Aarti Industries                                                 30,129     438,746       0.0%
*   Aban Offshore, Ltd.                                             315,580     981,640       0.0%
    ACC, Ltd.                                                       309,155   8,638,116       0.1%
    Adani Enterprises, Ltd.                                       3,374,526   6,910,908       0.1%
*   Adani Power, Ltd.                                             8,001,954   4,062,913       0.0%
*   Adani Transmissions, Ltd.                                     2,722,454   8,748,495       0.1%
*   Aditya Birla Capital, Ltd.                                    1,689,688   4,639,574       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                         3,745,622   9,042,502       0.1%
    Alembic, Ltd.                                                   417,234     253,203       0.0%
*   Allahabad Bank                                                1,291,820   1,566,380       0.0%
    Allcargo Logistics, Ltd.                                        423,285   1,139,262       0.0%
*   Alok Industries, Ltd.                                         1,000,620      53,403       0.0%
    Ambuja Cements, Ltd.                                          2,267,838   9,855,264       0.1%
*   Amtek Auto, Ltd.                                              1,425,705     546,969       0.0%
    Anant Raj, Ltd.                                                 841,579     781,252       0.0%
*   Andhra Bank                                                   2,343,184   2,399,069       0.0%
    Apar Industries, Ltd.                                           148,591   1,757,355       0.0%
    Apollo Tyres, Ltd.                                            3,884,806  14,781,809       0.1%
*   Arvind SmartSpaces, Ltd.                                         43,351     108,189       0.0%
    Arvind, Ltd.                                                  2,298,009  14,253,986       0.1%
    Ashoka Buildcon, Ltd.                                           198,807     655,171       0.0%
    Astra Microwave Products, Ltd.                                  107,891     198,737       0.0%
    Atul, Ltd.                                                        1,109      41,013       0.0%
    Axis Bank, Ltd.                                               9,476,893  76,915,366       0.4%
    Bajaj Finserv, Ltd.                                             180,320  14,070,895       0.1%
    Bajaj Holdings & Investment, Ltd.                               402,184  18,515,699       0.1%
    Balkrishna Industries, Ltd.                                      72,381   1,917,717       0.0%
*   Ballarpur Industries, Ltd.                                    3,056,548     661,690       0.0%
    Balmer Lawrie & Co., Ltd.                                       835,603   3,053,341       0.0%
    Balrampur Chini Mills, Ltd.                                   2,088,771   5,539,465       0.0%
    Banco Products India, Ltd.                                       10,176      34,822       0.0%
    Bank of Baroda                                                4,157,896  10,935,451       0.1%
*   Bank of India                                                   667,860   1,981,548       0.0%
*   Bank Of Maharashtra                                             969,657     415,703       0.0%
    BEML, Ltd.                                                       52,357   1,385,980       0.0%
*   BGR Energy Systems, Ltd.                                        169,812     377,297       0.0%
    Bharat Electronics, Ltd.                                        328,702     934,747       0.0%
    Bharat Heavy Electricals, Ltd.                                9,090,087  13,762,684       0.1%
    Bharti Airtel, Ltd.                                          11,108,283  85,474,747       0.5%
    Biocon, Ltd.                                                    998,256   5,546,202       0.0%
    Birla Corp., Ltd.                                               172,475   3,049,218       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                       1,308,130   3,923,394       0.0%
*   Bombay Rayon Fashions, Ltd.                                      18,941      38,935       0.0%
    Brigade Enterprises, Ltd.                                       171,015     694,468       0.0%
    Canara Bank                                                   1,065,655   6,703,709       0.1%
    Ceat, Ltd.                                                      348,178   9,001,139       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
*   CG Power and Industrial Solutions, Ltd.                       1,981,665 $ 2,541,031       0.0%
    Chambal Fertilizers and Chemicals, Ltd.                       2,614,619   6,113,459       0.0%
    Chennai Super Kings Cricket, Ltd.                             5,080,767      33,095       0.0%
    Cipla, Ltd.                                                      22,485     217,533       0.0%
    City Union Bank, Ltd.                                         1,406,373   3,518,068       0.0%
*   Coffee Day Enterprises, Ltd.                                      3,599      12,340       0.0%
    Container Corp. Of India, Ltd.                                   98,594   2,102,161       0.0%
    Coromandel International, Ltd.                                  209,529   1,665,556       0.0%
*   Corp. Bank                                                    1,646,469   1,149,491       0.0%
    Cox & Kings, Ltd.                                             1,236,012   4,986,877       0.0%
    Crompton Greaves Consumer Electricals, Ltd.                   1,356,518   4,627,053       0.0%
    Cyient, Ltd.                                                    113,103     944,083       0.0%
    Dalmia Bharat Sugar & Industries, Ltd.                           14,037      39,889       0.0%
    Dalmia Bharat, Ltd.                                             113,205   5,246,829       0.0%
*   DB Realty, Ltd.                                                 873,103     509,319       0.0%
    DCB Bank, Ltd.                                                2,586,080   7,100,876       0.1%
    DCM Shriram, Ltd.                                               435,661   3,535,970       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                 509,809   3,733,657       0.0%
    Deepak Nitrite, Ltd.                                              1,173       3,946       0.0%
    Delta Corp., Ltd.                                               501,826   2,058,757       0.0%
*   DEN Networks, Ltd.                                              377,359     500,180       0.0%
*   Dena Bank                                                       507,403     217,655       0.0%
    Dewan Housing Finance Corp., Ltd.                             1,806,956  17,916,452       0.1%
    Dhampur Sugar Mills, Ltd.                                        41,650     203,585       0.0%
*   Dishman Carbogen Amcis, Ltd.                                  1,414,095   6,467,772       0.1%
    DLF, Ltd.                                                     2,544,960   7,934,647       0.1%
    Dredging Corp. Of India, Ltd.                                    28,211     243,977       0.0%
    Edelweiss Financial Services, Ltd.                            2,585,583  11,234,147       0.1%
    EID Parry India, Ltd.                                         1,012,210   5,827,606       0.0%
    EIH, Ltd.                                                     1,066,648   2,530,061       0.0%
    Electrosteel Castings, Ltd.                                     894,946     442,335       0.0%
    Engineers India, Ltd.                                           895,520   2,571,410       0.0%
*   Eros International Media, Ltd.                                  382,259   1,236,153       0.0%
    Escorts, Ltd.                                                   580,894   6,826,090       0.1%
    Essel Propack, Ltd.                                             706,018   3,108,866       0.0%
*   Eveready Industries India, Ltd.                                 101,492     529,112       0.0%
    Exide Industries, Ltd.                                          789,280   2,555,968       0.0%
    FDC, Ltd.                                                        37,976     112,063       0.0%
    Federal Bank, Ltd.                                           12,197,858  22,986,976       0.1%
    Finolex Cables, Ltd.                                            584,263   5,541,242       0.0%
    Finolex Industries, Ltd.                                        111,226   1,228,801       0.0%
*   Firstsource Solutions, Ltd.                                   2,887,525   1,964,240       0.0%
*   Fortis Healthcare, Ltd.                                         823,646   1,834,584       0.0%
    Future Enterprises, Ltd.                                      1,276,134   1,016,841       0.0%
*   Future Retail, Ltd.                                           1,365,526  10,957,211       0.1%
    GAIL India, Ltd.                                              4,690,248  33,693,412       0.2%
    Gateway Distriparks, Ltd.                                       162,889     662,068       0.0%
    Gati, Ltd.                                                      546,110   1,008,451       0.0%
    Genus Power Infrastructures, Ltd.                                88,739      84,480       0.0%
    GHCL, Ltd.                                                      209,712     735,349       0.0%
    GIC Housing Finance, Ltd.                                        98,306     735,673       0.0%
    GOCL Corp., Ltd.                                                 23,887     196,060       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    Graphite India, Ltd.                                            427,320 $  3,282,378       0.0%
    Grasim Industries, Ltd.                                       1,206,920   22,930,747       0.1%
    Great Eastern Shipping Co., Ltd. (The)                          977,791    5,885,470       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                              390,143    4,791,112       0.0%
    Gujarat Ambuja Exports, Ltd.                                     15,060       40,721       0.0%
    Gujarat Fluorochemicals, Ltd.                                   387,110    5,565,907       0.0%
    Gujarat Mineral Development Corp., Ltd.                       1,331,276    3,608,199       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            739,622    5,953,717       0.0%
    Gujarat Pipavav Port, Ltd.                                       26,370       57,560       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                   2,186,080    5,437,397       0.0%
    Gujarat State Petronet, Ltd.                                  2,550,125    8,041,989       0.1%
*   Hathway Cable & Datacom, Ltd.                                    64,819       30,578       0.0%
    HBL Power Systems, Ltd.                                          74,867       74,196       0.0%
*   HCL Infosystems, Ltd.                                           462,162      341,669       0.0%
    HCL Technologies, Ltd.                                           53,109      701,445       0.0%
*   HEG, Ltd.                                                       120,919    3,207,286       0.0%
    HeidelbergCement India, Ltd.                                    362,751      833,900       0.0%
    Hikal, Ltd.                                                      91,934      360,461       0.0%
*   Himachal Futuristic Communications, Ltd.                      7,434,134    3,398,562       0.0%
    Himatsingka Seide, Ltd.                                         406,842    2,311,970       0.0%
    Hindalco Industries, Ltd.                                    11,830,581   48,940,608       0.3%
    Hinduja Global Solutions, Ltd.                                   62,937      560,699       0.0%
    Hindustan Media Ventures, Ltd.                                   11,103       40,656       0.0%
*   Housing Development & Infrastructure, Ltd.                    2,719,300    2,465,546       0.0%
    HSIL, Ltd.                                                      393,601    2,570,310       0.0%
    HT Media, Ltd.                                                  546,085      865,631       0.0%
    Huhtamaki PPL, Ltd.                                               6,913       27,648       0.0%
    ICICI Bank, Ltd. Sponsored ADR                               15,014,286  137,380,716       0.7%
*   IDBI Bank, Ltd.                                               1,878,469    1,826,572       0.0%
    Idea Cellular, Ltd.                                          13,787,345   19,756,346       0.1%
    IDFC Bank, Ltd.                                               5,019,981    4,389,784       0.0%
    IDFC, Ltd.                                                    6,397,237    6,228,955       0.0%
*   IFCI, Ltd.                                                    9,728,752    3,659,620       0.0%
    IIFL Holdings, Ltd.                                           2,793,003   26,532,238       0.2%
*   IL&FS Transportation Networks, Ltd.                             429,254      593,314       0.0%
    India Cements, Ltd. (The)                                     2,685,958    8,075,506       0.1%
    Indiabulls Housing Finance, Ltd.                              1,561,102   29,994,075       0.2%
*   Indiabulls Real Estate, Ltd.                                  1,715,543    5,996,532       0.0%
    Indian Bank                                                   1,030,313    4,984,315       0.0%
    Indian Hotels Co., Ltd. (The)                                 5,075,478    8,914,600       0.1%
    INEOS Styrolution India, Ltd.                                    31,624      481,296       0.0%
    Infosys, Ltd.                                                   303,831    4,326,668       0.0%
    Ingersoll-Rand India, Ltd.                                        4,634       57,069       0.0%
*   Inox Wind, Ltd.                                                  15,251       34,762       0.0%
*   Intellect Design Arena, Ltd.                                    476,136    1,033,505       0.0%
    Ipca Laboratories, Ltd.                                          23,144      190,824       0.0%
    J Kumar Infraprojects, Ltd.                                      53,829      220,408       0.0%
    Jai Corp., Ltd.                                                  29,123       57,473       0.0%
    Jain Irrigation Systems, Ltd.                                 5,361,908    8,517,641       0.1%
*   Jaiprakash Associates, Ltd.                                  17,658,065    5,049,594       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)                              3,148,970    4,013,379       0.0%
*   Jaypee Infratech, Ltd.                                        6,353,217    1,322,518       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    JB Chemicals & Pharmaceuticals, Ltd.                            509,846 $ 2,261,290       0.0%
    JBF Industries, Ltd.                                            440,696   1,510,725       0.0%
    Jindal Poly Films, Ltd.                                         324,821   2,017,371       0.0%
    Jindal Saw, Ltd.                                              2,065,551   3,979,427       0.0%
*   Jindal Steel & Power, Ltd.                                    4,783,550  12,077,789       0.1%
*   JITF Infralogistics, Ltd.                                       114,725      67,125       0.0%
    JK Cement, Ltd.                                                 213,375   3,277,755       0.0%
    JK Lakshmi Cement, Ltd.                                         420,350   2,798,906       0.0%
    JK Paper, Ltd.                                                  103,296     180,561       0.0%
    JK Tyre & Industries, Ltd.                                      880,284   1,982,039       0.0%
    JM Financial, Ltd.                                            4,615,123  11,735,351       0.1%
    JSW Energy, Ltd.                                              5,451,141   7,164,628       0.1%
*   JSW Holdings, Ltd.                                                2,820      82,057       0.0%
    JSW Steel, Ltd.                                              20,551,299  82,414,526       0.4%
    Jubilant Life Sciences, Ltd.                                    993,088   9,827,913       0.1%
    Kalpataru Power Transmission, Ltd.                              760,173   4,398,816       0.0%
    Kalyani Steels, Ltd.                                             28,587     185,135       0.0%
    Karnataka Bank, Ltd. (The)                                    2,303,013   5,795,734       0.0%
    Karur Vysya Bank, Ltd. (The)                                  1,891,790   3,705,702       0.0%
    Kaveri Seed Co., Ltd.                                           108,771     962,807       0.0%
    KCP, Ltd.                                                        37,400      70,887       0.0%
    KEC International, Ltd.                                       1,056,359   4,770,086       0.0%
    Kirloskar Brothers, Ltd.                                         11,195      43,605       0.0%
    Kirloskar Oil Engines, Ltd.                                     296,633   1,630,761       0.0%
    Kolte-Patil Developers, Ltd.                                     89,111     348,176       0.0%
    KPIT Technologies, Ltd.                                       1,339,109   3,035,248       0.0%
    KRBL, Ltd.                                                      301,431   3,014,423       0.0%
    L&T Finance Holdings, Ltd.                                    1,300,526   4,050,542       0.0%
    Lakshmi Machine Works, Ltd.                                       5,679     514,391       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                  355,564     826,981       0.0%
    Larsen & Toubro, Ltd.                                         4,214,051  79,664,841       0.4%
    LIC Housing Finance, Ltd.                                       711,208   6,584,950       0.1%
    LT Foods, Ltd.                                                   39,519      41,661       0.0%
    Magma Fincorp, Ltd.                                             127,558     348,026       0.0%
    Maharashtra Seamless, Ltd.                                      109,042     847,797       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                    952,055   6,368,912       0.0%
    Mahindra & Mahindra, Ltd.                                     1,893,788  39,379,585       0.2%
*   Mahindra CIE Automotive, Ltd.                                    29,954     116,058       0.0%
    Mahindra Lifespace Developers, Ltd.                             236,010   1,616,465       0.0%
    Man Infraconstruction, Ltd.                                      74,313      73,138       0.0%
    Manappuram Finance, Ltd.                                      3,368,567   5,262,795       0.0%
    McLeod Russel India, Ltd.                                       735,546   1,877,392       0.0%
    Meghmani Organics, Ltd.                                         117,920     214,737       0.0%
    Mercator, Ltd.                                                  228,177     160,538       0.0%
    Merck, Ltd.                                                      79,792   1,371,487       0.0%
    MindTree, Ltd.                                                   74,555     552,961       0.0%
    MOIL, Ltd.                                                      177,496     723,881       0.0%
    Mphasis, Ltd.                                                   516,057   5,497,578       0.0%
    MRF, Ltd.                                                        13,874  14,257,341       0.1%
    Muthoot Finance, Ltd.                                           312,747   2,383,298       0.0%
*   Nagarjuna Fertilizers & Chemicals, Ltd.                       1,812,637     506,289       0.0%
    National Aluminium Co., Ltd.                                  4,964,081   7,321,136       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    Nava Bharat Ventures, Ltd.                                      221,036 $    480,921       0.0%
*   Navkar Corp., Ltd.                                                3,743       11,128       0.0%
    NCC, Ltd.                                                     5,820,195    9,825,481       0.1%
    Nectar Lifesciences, Ltd.                                       268,595      115,593       0.0%
    NIIT Technologies, Ltd.                                         531,141    5,540,832       0.0%
*   NIIT, Ltd.                                                      542,835      879,067       0.0%
    Nilkamal, Ltd.                                                   59,356    1,474,896       0.0%
    NOCIL, Ltd.                                                      63,951      181,466       0.0%
    Oberoi Realty, Ltd.                                             701,136    5,139,143       0.0%
    OCL India, Ltd.                                                 105,395    2,343,621       0.0%
    Omaxe, Ltd.                                                     553,097    1,748,417       0.0%
    OnMobile Global, Ltd.                                           309,728      285,141       0.0%
    Orient Cement, Ltd.                                             616,163    1,602,439       0.0%
*   Oriental Bank of Commerce                                       975,550    2,123,208       0.0%
*   Parsvnath Developers, Ltd.                                      163,025       57,572       0.0%
    PC Jeweller, Ltd.                                             1,220,290    6,595,397       0.1%
    Persistent Systems, Ltd.                                        103,950    1,051,680       0.0%
    Petronet LNG, Ltd.                                            5,383,098   21,620,236       0.1%
    Phillips Carbon Black, Ltd.                                       7,518      107,305       0.0%
    Piramal Enterprises, Ltd.                                       702,850   29,733,058       0.2%
*   Polaris Consulting & Services, Ltd.                              78,121      341,718       0.0%
    Polyplex Corp., Ltd.                                              7,729       67,393       0.0%
    Power Finance Corp., Ltd.                                     6,211,801   13,374,041       0.1%
    Prabhat Dairy, Ltd.                                              18,509       40,653       0.0%
    Praj Industries, Ltd.                                         1,021,567    1,246,834       0.0%
*   Prakash Industries, Ltd.                                        100,349      229,584       0.0%
    Prestige Estates Projects, Ltd.                                 294,794    1,397,531       0.0%
    PTC India Financial Services, Ltd.                            2,531,201    1,591,871       0.0%
    PTC India, Ltd.                                               3,755,156    7,133,881       0.1%
*   Punjab National Bank                                          2,525,346    7,709,845       0.1%
    Puravankara, Ltd.                                               460,912      688,743       0.0%
    Radico Khaitan, Ltd.                                            681,924    2,308,044       0.0%
    Rain Industries, Ltd.                                         1,419,913    5,929,099       0.0%
    Rajesh Exports, Ltd.                                             17,376      209,860       0.0%
    Ramco Cements, Ltd. (The)                                       229,438    2,545,644       0.0%
    Ramkrishna Forgings, Ltd.                                         1,752       20,718       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                         657,223      916,700       0.0%
    Ratnamani Metals & Tubes, Ltd.                                    3,941       53,901       0.0%
    Raymond, Ltd.                                                   408,303    5,625,657       0.0%
    Redington India, Ltd.                                         2,049,822    4,978,621       0.0%
    Reliance Capital, Ltd.                                        1,214,767   10,808,927       0.1%
*   Reliance Communications, Ltd.                                16,993,662    4,501,941       0.0%
*   Reliance Home Finance, Ltd.                                   1,766,396    2,352,149       0.0%
    Reliance Industries, Ltd.                                    33,999,334  495,984,582       2.5%
    Reliance Industries, Ltd. GDR                                    98,068    2,815,075       0.0%
*   Reliance Naval and Engineering, Ltd.                             22,287       18,658       0.0%
*   Reliance Power, Ltd.                                          9,323,446    5,869,304       0.0%
*   Rolta India, Ltd.                                               712,187      620,719       0.0%
    RSWM, Ltd.                                                        2,943       17,404       0.0%
*   Ruchi Soya Industries, Ltd.                                     758,436      282,123       0.0%
    Rural Electrification Corp., Ltd.                             9,208,929   24,691,470       0.1%
    Sangam India, Ltd.                                                2,135        6,381       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Sanghvi Movers, Ltd.                                             45,111 $   118,571       0.0%
*   Shipping Corp. of India, Ltd.                                 1,762,665   2,512,482       0.0%
    Shriram City Union Finance, Ltd.                                  5,127     182,545       0.0%
    Shriram Transport Finance Co., Ltd.                             756,375  13,686,797       0.1%
    Simplex Infrastructures, Ltd.                                    55,412     454,313       0.0%
    Sintex Industries, Ltd.                                       3,215,837   1,325,711       0.0%
*   Sintex Plastics Technology, Ltd.                              7,846,946  11,266,819       0.1%
    Siyaram Silk Mills, Ltd.                                          3,315      30,390       0.0%
    Sobha, Ltd.                                                     817,815   6,442,036       0.1%
    Sonata Software, Ltd.                                           219,589     608,985       0.0%
    South Indian Bank, Ltd. (The)                                11,772,339   5,581,634       0.0%
    SREI Infrastructure Finance, Ltd.                             1,890,601   3,365,332       0.0%
    SRF, Ltd.                                                       250,941   6,545,168       0.1%
    State Bank of India                                          11,298,960  53,493,423       0.3%
*   Steel Authority of India, Ltd.                                2,740,577   3,290,434       0.0%
    Sterlite Technologies, Ltd.                                   1,708,053   7,573,565       0.1%
    Sunteck Realty, Ltd.                                            117,718     638,558       0.0%
*   Surya Roshni, Ltd.                                               20,979     120,164       0.0%
    Suven Life Sciences, Ltd.                                        19,227      63,941       0.0%
*   Syndicate Bank                                                2,092,900   2,656,069       0.0%
    TAKE Solutions, Ltd.                                            296,764     793,269       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                             293,748   1,654,214       0.0%
    Tata Chemicals, Ltd.                                          1,763,982  19,967,916       0.1%
    Tata Global Beverages, Ltd.                                   5,236,799  18,423,932       0.1%
*   Tata Motors, Ltd.                                            14,885,959  98,573,279       0.5%
*   Tata Motors, Ltd. Sponsored ADR                                 103,766   3,399,374       0.0%
    Tata Steel, Ltd.                                              4,969,642  54,028,006       0.3%
    Tech Mahindra, Ltd.                                           1,342,973  10,012,042       0.1%
*   Techno Electric & Engineering Co., Ltd.                          51,231     285,078       0.0%
    Texmaco Rail & Engineering, Ltd.                                 53,182      95,211       0.0%
    TI Financial Holdings, Ltd.                                     592,499   5,388,566       0.0%
    Tide Water Oil Co India, Ltd.                                       144      14,283       0.0%
    Time Technoplast, Ltd.                                        1,093,465   3,155,772       0.0%
    Titagarh Wagons, Ltd.                                           128,465     285,834       0.0%
    Transport Corp. of India, Ltd.                                   53,738     233,089       0.0%
    Trident, Ltd.                                                    83,632     132,875       0.0%
*   Tube Investments of India, Ltd.                                 592,499   2,224,687       0.0%
    TV Today Network, Ltd.                                           29,230     160,817       0.0%
*   TV18 Broadcast, Ltd.                                          6,567,720   4,417,869       0.0%
*   UCO Bank                                                      3,123,377   1,558,508       0.0%
    Uflex, Ltd.                                                     490,316   3,456,336       0.0%
    UFO Moviez India, Ltd.                                           14,533      96,770       0.0%
    Unichem Laboratories, Ltd.                                      393,258   1,869,106       0.0%
*   Union Bank of India                                           1,978,762   5,407,604       0.0%
*   Unitech, Ltd.                                                14,523,445   1,505,578       0.0%
    UPL, Ltd.                                                     2,892,553  35,729,287       0.2%
    VA Tech Wabag, Ltd.                                              35,046     317,575       0.0%
    Vardhman Textiles, Ltd.                                         253,985   5,052,408       0.0%
    Vedanta, Ltd.                                                19,014,264  97,657,605       0.5%
    Vedanta, Ltd. ADR                                             1,149,890  23,687,742       0.1%
*   Videocon Industries, Ltd.                                       333,596      82,474       0.0%
    Vijaya Bank                                                   2,481,438   2,535,180       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
INDIA -- (Continued)
    Vindhya Telelinks, Ltd.                                            6,236 $      132,521       0.0%
    Welspun Corp., Ltd.                                            1,610,561      3,660,222       0.0%
    Welspun Enterprises, Ltd.                                        861,475      2,169,182       0.0%
    Welspun India, Ltd.                                              941,794        975,093       0.0%
    West Coast Paper Mills, Ltd.                                      19,816         57,165       0.0%
    Wipro, Ltd.                                                    5,562,832     25,340,389       0.1%
    Wockhardt, Ltd.                                                  276,374      2,764,027       0.0%
*   Zee Media Corp., Ltd.                                             62,079         40,987       0.0%
    Zensar Technologies, Ltd.                                        165,883      2,016,704       0.0%
    Zuari Agro Chemicals, Ltd.                                        23,149        228,134       0.0%
                                                                             --------------      ----
TOTAL INDIA                                                                   2,581,187,259      13.2%
                                                                             --------------      ----
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT                                          269,775,200     36,304,960       0.2%
    Adhi Karya Persero Tbk PT                                     22,958,000      3,706,446       0.0%
    Agung Podomoro Land Tbk PT                                   117,372,400      2,267,741       0.0%
    Alam Sutera Realty Tbk PT                                    189,446,600      5,676,263       0.0%
*   Aneka Tambang Persero Tbk PT                                 119,968,977      5,705,620       0.0%
    Asahimas Flat Glass Tbk PT                                     4,905,700      2,424,459       0.0%
    Astra Agro Lestari Tbk PT                                      2,624,567      2,820,781       0.0%
    Astra Graphia Tbk PT                                             436,900         42,813       0.0%
*   Bakrie and Brothers Tbk PT                                   444,511,450        393,300       0.0%
*   Bakrie Telecom Tbk PT                                        238,934,800         88,087       0.0%
    Bank Bukopin Tbk                                              64,881,433      2,655,975       0.0%
    Bank Danamon Indonesia Tbk PT                                 35,689,154     13,425,148       0.1%
    Bank Mandiri Persero Tbk PT                                  168,163,062     87,344,213       0.5%
    Bank Negara Indonesia Persero Tbk PT                         100,847,241     56,531,865       0.3%
*   Bank Pan Indonesia Tbk PT                                    128,383,401     10,321,253       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          35,750,100      6,458,541       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     17,210,100        882,054       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                             373,800        430,057       0.0%
    Bank Tabungan Negara Persero Tbk PT                           70,905,827     14,429,239       0.1%
*   Barito Pacific Tbk PT                                         46,009,400      6,854,200       0.1%
    Bekasi Fajar Industrial Estate Tbk PT                         44,305,000        928,674       0.0%
*   Benakat Integra Tbk PT                                       142,047,100        880,815       0.0%
    BISI International Tbk PT                                     13,394,400      1,619,671       0.0%
    Blue Bird Tbk PT                                                  51,500         17,314       0.0%
    Bumi Serpong Damai Tbk PT                                     76,490,900      9,708,328       0.1%
    Ciputra Development Tbk PT                                   169,606,478     15,133,951       0.1%
*   Clipan Finance Indonesia Tbk PT                                2,995,500         68,500       0.0%
*   Eagle High Plantations Tbk PT                                119,310,400      2,147,048       0.0%
    Elnusa Tbk PT                                                 51,940,700      1,181,057       0.0%
    Erajaya Swasembada Tbk PT                                     16,502,000        961,126       0.0%
*   Eureka Prima Jakarta Tbk PT                                    1,297,300          9,469       0.0%
*   Ever Shine Textile Tbk PT                                     19,200,815        130,447       0.0%
    Gajah Tunggal Tbk PT                                          28,846,300      1,478,989       0.0%
*   Garuda Indonesia Persero Tbk PT                               45,666,781      1,231,450       0.0%
    Global Mediacom Tbk PT                                       107,307,100      4,628,171       0.0%
*   Hanson International Tbk PT                                   48,742,700        424,239       0.0%
*   Harum Energy Tbk PT                                           13,302,800      2,305,813       0.0%
    Hexindo Adiperkasa Tbk PT                                        721,744        184,631       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (Continued)
*   Holcim Indonesia Tbk PT                                       26,217,400 $ 1,595,721       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          40,055,800  15,580,631       0.1%
*   Indika Energy Tbk PT                                           5,814,600     964,879       0.0%
    Indo Tambangraya Megah Tbk PT                                  4,073,100   6,667,814       0.1%
    Indocement Tunggal Prakarsa Tbk PT                               333,500     551,839       0.0%
    Indofood Sukses Makmur Tbk PT                                 66,605,200  40,266,352       0.2%
    Intiland Development Tbk PT                                  108,938,600   3,118,202       0.0%
    Japfa Comfeed Indonesia Tbk PT                                44,723,050   4,535,585       0.0%
    Jaya Real Property Tbk PT                                    120,228,000   8,022,026       0.1%
    Kawasan Industri Jababeka Tbk PT                             305,878,056   6,856,213       0.1%
    KMI Wire & Cable Tbk PT                                        3,902,200     126,608       0.0%
*   Krakatau Steel Persero Tbk PT                                  6,016,800     218,272       0.0%
*   Lippo Cikarang Tbk PT                                          3,467,500     972,859       0.0%
    Lippo Karawaci Tbk PT                                        296,566,849  15,090,725       0.1%
    Malindo Feedmill Tbk PT                                          331,200      21,495       0.0%
*   Matahari Putra Prima Tbk PT                                    4,231,700     180,982       0.0%
*   Medco Energi Internasional Tbk PT                            102,598,300   5,983,052       0.0%
    Media Nusantara Citra Tbk PT                                   4,453,700     512,181       0.0%
    Metrodata Electronics Tbk PT                                   1,590,750      69,887       0.0%
    Mitra Pinasthika Mustika Tbk PT                                1,984,700     158,722       0.0%
*   MNC Investama Tbk PT                                         332,569,700   2,402,560       0.0%
    Modernland Realty Tbk PT                                      89,667,000   2,183,223       0.0%
    Multipolar Tbk PT                                             68,776,700     867,564       0.0%
*   Nirvana Development Tbk PT                                     1,000,000       4,360       0.0%
*   Nusantara Infrastructure Tbk PT                              177,497,800   2,484,837       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                 929,000     198,667       0.0%
    Pan Brothers Tbk PT                                           41,873,350   1,500,432       0.0%
*   Panin Financial Tbk PT                                       204,627,100   3,562,317       0.0%
*   Paninvest Tbk PT                                              30,871,000   1,910,525       0.0%
    Pembangunan Perumahan Persero Tbk PT                          18,587,900   3,907,568       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         55,752,684   6,207,546       0.0%
    Ramayana Lestari Sentosa Tbk PT                               44,156,000   2,979,790       0.0%
    Salim Ivomas Pratama Tbk PT                                   53,850,300   2,064,535       0.0%
    Sampoerna Agro PT                                             11,967,241   2,197,884       0.0%
    Selamat Sempurna Tbk PT                                       36,748,000   3,493,923       0.0%
    Semen Baturaja Persero Tbk PT                                 11,844,200   2,436,507       0.0%
    Semen Indonesia Persero Tbk PT                                16,728,000  13,439,795       0.1%
*   Sentul City Tbk PT                                           143,325,300   1,510,664       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                   7,767,600   2,205,629       0.0%
    Sri Rejeki Isman Tbk PT                                      126,718,200   3,401,467       0.0%
    Summarecon Agung Tbk PT                                        2,382,800     181,879       0.0%
    Surya Semesta Internusa Tbk PT                                57,696,900   2,510,412       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                       288,900     244,495       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                 33,271,822   2,391,279       0.0%
    Timah Persero Tbk PT                                          50,498,860   3,053,185       0.0%
    Tiphone Mobile Indonesia Tbk PT                                7,827,700     643,570       0.0%
    Trias Sentosa Tbk PT                                             336,500       9,920       0.0%
*   Truba Alam Manunggal Engineering PT                          129,244,500      95,295       0.0%
    Tunas Baru Lampung Tbk PT                                     23,314,400   2,397,954       0.0%
    Tunas Ridean Tbk PT                                           35,397,000   3,001,107       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                  29,222,100   2,813,841       0.0%
    Unggul Indah Cahaya Tbk PT                                       319,635      89,477       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDONESIA -- (Continued)
    United Tractors Tbk PT                                       21,207,700 $ 54,200,036       0.3%
*   Vale Indonesia Tbk PT                                        33,906,100    7,353,598       0.1%
*   Visi Media Asia Tbk PT                                        2,959,500       61,541       0.0%
    Wijaya Karya Beton Tbk PT                                     5,307,100      256,454       0.0%
    Wijaya Karya Persero Tbk PT                                  11,818,200    1,716,856       0.0%
*   XL Axiata Tbk PT                                             14,306,900    3,566,009       0.0%
                                                                            ------------       ---
TOTAL INDONESIA                                                              556,843,454       2.8%
                                                                            ------------       ---
MALAYSIA -- (2.8%)
    Affin Holdings Bhd                                           10,815,350    6,539,295       0.1%
    AirAsia Bhd                                                  17,722,900   13,985,723       0.1%
    Alliance Bank Malaysia Bhd                                   15,784,300   13,755,629       0.1%
    Allianz Malaysia Bhd                                             28,800       95,607       0.0%
    AMMB Holdings Bhd                                            22,760,762   23,017,456       0.1%
    Ann Joo Resources Bhd                                         1,766,700    1,564,964       0.0%
    APM Automotive Holdings Bhd                                     721,300      622,018       0.0%
    Batu Kawan Bhd                                                2,070,050    9,681,846       0.1%
    Benalec Holdings Bhd                                          6,473,100      657,417       0.0%
#*  Berjaya Assets BHD                                              404,600      102,347       0.0%
#*  Berjaya Corp. Bhd                                            38,465,178    3,043,506       0.0%
*   Berjaya Land Bhd                                             13,220,000    1,186,321       0.0%
    BIMB Holdings Bhd                                               895,707      928,927       0.0%
    Boustead Holdings Bhd                                        13,017,191    9,283,506       0.1%
    Boustead Plantations Bhd                                      1,724,000      655,648       0.0%
#*  Bumi Armada Bhd                                              25,619,100    4,422,128       0.0%
    Can-One Bhd                                                     401,400      270,243       0.0%
#   CB Industrial Product Holding Bhd                             1,722,100      785,490       0.0%
    Chin Teck Plantations Bhd                                       309,100      576,408       0.0%
    CIMB Group Holdings Bhd                                      31,548,927   45,756,564       0.3%
    Coastal Contracts Bhd                                         3,357,500    1,007,511       0.0%
#   CSC Steel Holdings Bhd                                        2,078,256      849,344       0.0%
    Cypark Resources Bhd                                            125,100       78,216       0.0%
*   Daya Materials Bhd                                            7,220,400      136,312       0.0%
*   Dayang Enterprise Holdings Bhd                                2,480,000      506,954       0.0%
#   DRB-Hicom Bhd                                                10,460,600    4,202,122       0.0%
    Eastern & Oriental Bhd                                       10,894,880    3,965,399       0.0%
#*  Eco World Development Group Bhd                               3,275,100    1,199,818       0.0%
#   Ekovest Bhd                                                   2,099,400      575,246       0.0%
#   Evergreen Fibreboard Bhd                                      6,576,589    1,196,103       0.0%
    FAR East Holdings Bhd                                           403,800      869,703       0.0%
#   Felda Global Ventures Holdings Bhd                           15,387,000    6,940,029       0.1%
#   Gadang Holdings Bhd                                           1,721,700      512,655       0.0%
    Genting Bhd                                                  22,035,500   47,102,707       0.3%
#   Genting Malaysia Bhd                                         22,720,300   27,004,962       0.2%
    Glomac Bhd                                                    6,061,500      937,990       0.0%
    Goldis Bhd                                                    3,223,995    2,120,884       0.0%
    GuocoLand Malaysia Bhd                                        2,797,700      773,525       0.0%
    HAP Seng Consolidated Bhd                                     4,949,882   10,854,460       0.1%
    Hap Seng Plantations Holdings Bhd                             3,368,400    2,124,571       0.0%
    Hiap Teck Venture Bhd                                         6,113,800      613,796       0.0%
*   Hibiscus Petroleum Bhd                                        7,456,700    1,253,767       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Hong Leong Financial Group Bhd                                2,819,234 $11,123,820       0.1%
    Hong Leong Industries Bhd                                       620,900   1,408,757       0.0%
    Hua Yang Bhd                                                  2,298,310     423,413       0.0%
    I-Bhd                                                            84,900      11,633       0.0%
    IJM Corp. Bhd                                                40,200,218  30,291,470       0.2%
    Insas Bhd                                                     7,583,200   1,764,029       0.0%
    IOI Properties Group Bhd                                      5,276,025   2,481,874       0.0%
*   Iris Corp. Bhd                                               21,281,900     829,610       0.0%
#*  Iskandar Waterfront City Bhd                                  1,175,800     388,832       0.0%
#*  JAKS Resources Bhd                                            3,549,700   1,241,385       0.0%
#   Jaya Tiasa Holdings Bhd                                       5,549,833   1,533,977       0.0%
    JCY International Bhd                                         8,654,300   1,104,322       0.0%
    Keck Seng Malaysia Bhd                                        2,504,000   2,832,880       0.0%
    Kenanga Investment Bank Bhd                                   2,020,487     255,449       0.0%
    Kian JOO CAN Factory Bhd                                      4,626,680   3,224,035       0.0%
    Kimlun Corp. Bhd                                                872,895     476,619       0.0%
#*  KNM Group Bhd                                                25,164,290   1,665,783       0.0%
    Kretam Holdings Bhd                                           3,429,400     453,371       0.0%
#*  KSL Holdings Bhd                                              8,770,851   2,609,236       0.0%
    Kumpulan Fima Bhd                                             2,063,300     818,838       0.0%
    Kumpulan Perangsang Selangor Bhd                              2,397,900     804,424       0.0%
*   Kwantas Corp. Bhd                                               288,400     100,718       0.0%
    Land & General Bhd                                           35,334,220   1,836,111       0.0%
*   Landmarks Bhd                                                 2,119,208     365,804       0.0%
#   LBS Bina Group Bhd                                            3,885,900   1,762,167       0.0%
#*  Lion Industries Corp. Bhd                                     1,409,700     449,614       0.0%
#   Magnum Bhd                                                    5,656,400   2,338,062       0.0%
#   Mah Sing Group Bhd                                           13,716,962   4,995,660       0.0%
    Malayan Banking Bhd                                           4,389,686   9,591,470       0.1%
    Malayan Flour Mills Bhd                                       3,150,650   1,443,966       0.0%
*   Malayan United Industries Bhd                                   403,500      21,433       0.0%
    Malaysia Airports Holdings Bhd                                1,837,754   3,593,120       0.0%
    Malaysia Building Society Bhd                                 9,670,436   2,534,511       0.0%
*   Malaysia Marine and Heavy Engineering Holdings Bhd            2,930,500     568,160       0.0%
*   Malaysian Bulk Carriers Bhd                                   4,604,925     961,584       0.0%
    Malaysian Pacific Industries Bhd                                383,775   1,261,934       0.0%
#   Malaysian Resources Corp. Bhd                                29,613,600   7,413,592       0.1%
    Malton Bhd                                                    4,431,000   1,296,823       0.0%
    MBM Resources Bhd                                             2,625,103   1,277,086       0.0%
    Media Prima Bhd                                               6,626,700   1,307,096       0.0%
    Mega First Corp. Bhd                                          1,619,300   1,342,839       0.0%
    MISC Bhd                                                     14,779,004  24,241,613       0.1%
    Mitrajaya Holdings Bhd                                          158,900      35,276       0.0%
*   MK Land Holdings Bhd                                          5,184,800     330,511       0.0%
    MKH Bhd                                                       4,214,878   2,060,599       0.0%
    MMC Corp. Bhd                                                13,700,180   6,439,470       0.1%
*   MNRB Holdings Bhd                                             2,425,750   1,317,683       0.0%
*   Mudajaya Group Bhd                                            4,184,700   1,187,715       0.0%
#   Muhibbah Engineering M Bhd                                    4,143,300   2,788,608       0.0%
*   Mulpha International Bhd                                      2,200,960   1,299,904       0.0%
*   Naim Holdings Bhd                                             2,076,600     574,207       0.0%
#   Oriental Holdings Bhd                                         3,531,579   5,462,792       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   OSK Holdings Bhd                                              7,687,071 $  2,869,475       0.0%
    Pacific & Orient Bhd                                            334,330      100,254       0.0%
    Panasonic Manufacturing Malaysia BHD                            314,180    2,894,965       0.0%
    Pantech Group Holdings Bhd                                    4,446,309      724,803       0.0%
    Paramount Corp. Bhd                                           1,682,125      694,958       0.0%
*   Parkson Holdings Bhd                                          6,785,728    1,042,030       0.0%
    PPB Group Bhd                                                 6,148,766   24,381,556       0.1%
    Protasco Bhd                                                  4,079,350    1,098,569       0.0%
    RHB Bank Bhd                                                 11,889,600   14,266,899       0.1%
*   Rimbunan Sawit Bhd                                            6,810,000      659,406       0.0%
*   Salcon Bhd                                                      695,083       69,785       0.0%
    Sapura Energy Bhd                                            33,855,300   12,811,962       0.1%
#   Sarawak Oil Palms Bhd                                           665,267      719,760       0.0%
*   Scomi Group Bhd                                              19,808,300      773,752       0.0%
    Selangor Dredging Bhd                                         1,352,800      338,437       0.0%
    Selangor Properties Bhd                                          75,300       85,373       0.0%
    Shangri-La Hotels Malaysia Bhd                                  603,800      741,650       0.0%
    SHL Consolidated Bhd                                            331,800      218,955       0.0%
#   SP Setia Bhd Group                                            5,845,823    4,519,692       0.0%
    Star Media Group Bhd                                          1,607,100      641,574       0.0%
*   Sumatec Resources Bhd                                         2,855,100       33,762       0.0%
#   Sunway Bhd                                                   22,072,071    9,014,305       0.1%
#   Supermax Corp. Bhd                                            6,599,800    2,759,368       0.0%
    Suria Capital Holdings Bhd                                      824,400      391,232       0.0%
    Symphony Life Bhd                                               735,324      151,126       0.0%
#   Ta Ann Holdings Bhd                                           2,344,326    2,043,452       0.0%
    TA Enterprise Bhd                                            20,370,200    3,081,008       0.0%
    TA Global Bhd                                                15,532,980    1,393,044       0.0%
    TAN Chong Motor Holdings Bhd                                  4,267,600    1,633,689       0.0%
    TDM Bhd                                                      13,722,720    1,701,368       0.0%
    TH Plantations Bhd                                              900,500      233,954       0.0%
    Thong Guan Industries Bhd                                        79,000       83,415       0.0%
    Time dotCom Bhd                                               3,785,380    8,209,880       0.1%
#   Tiong NAM Logistics Holdings                                  1,581,462      556,331       0.0%
    Tropicana Corp. Bhd                                           8,252,589    1,948,404       0.0%
#   UEM Edgenta Bhd                                               1,330,200      829,561       0.0%
#*  UEM Sunrise Bhd                                              20,717,345    5,433,812       0.0%
*   UMW Holdings Bhd                                                982,200    1,215,771       0.0%
#*  UMW Oil & Gas Corp. Bhd                                      16,557,528    1,253,022       0.0%
    Unisem M Bhd                                                  5,494,600    5,192,670       0.0%
    United Malacca Bhd                                              960,500    1,533,665       0.0%
    United Plantations Bhd                                           84,600      548,050       0.0%
#   UOA Development Bhd                                           7,856,700    4,734,583       0.0%
*   Vivocom International Holdings Bhd                            2,235,400       73,933       0.0%
    Wah Seong Corp. Bhd                                           4,284,583      951,163       0.0%
#*  WCT Holdings Bhd                                             13,209,362    5,177,664       0.0%
    WTK Holdings Bhd                                              5,577,950    1,066,661       0.0%
*   YNH Property Bhd                                              6,875,925    2,293,851       0.0%
    YTL Corp. Bhd                                                84,654,542   25,396,423       0.1%
*   YTL Land & Development Bhd                                    2,842,800      372,753       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               566,662,777       2.9%
                                                                            ------------       ---

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MEXICO -- (3.8%)
#   Alfa S.A.B. de C.V. Class A                                  35,173,331 $ 36,729,568       0.2%
#   Alpek S.A.B. de C.V.                                          4,125,775    4,327,687       0.0%
#*  Axtel S.A.B. de C.V.                                          8,140,014    1,762,023       0.0%
*   Bio Pappel S.A.B. de C.V.                                       439,582      532,861       0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                           14,473,498  117,380,072       0.6%
#   Coca-Cola Femsa S.A.B. de C.V. Series L                       1,424,609    9,630,280       0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                    139,424    9,542,179       0.1%
    Consorcio ARA S.A.B. de C.V. Series *                         9,308,776    3,301,716       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                     1,560,786    1,459,287       0.0%
    Corp. Actinver S.A.B. de C.V.                                   105,133       71,289       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                            948,801    1,524,278       0.0%
    Dine S.A.B. de C.V.                                           1,027,267      584,047       0.0%
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                   74,271      506,949       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       1,186,961  104,155,828       0.5%
*   Grupo Aeromexico S.A.B. de C.V.                               1,308,745    2,088,203       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR             139,667   13,257,191       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                          6,907,030   22,387,254       0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                    2,562,124   12,163,967       0.1%
    Grupo Comercial Chedraui S.A. de C.V.                         2,778,782    5,486,035       0.0%
#   Grupo Elektra S.A.B. de C.V.                                    260,305   10,431,752       0.1%
#*  Grupo Famsa S.A.B. de C.V. Class A                            2,831,479    1,544,839       0.0%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O              18,334,815  108,640,838       0.6%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O              14,810,011   25,476,765       0.1%
    Grupo Financiero Interacciones SA de C.V. Class O               837,669    3,809,145       0.0%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      4,513,225    7,584,916       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR  1,632,369   13,744,547       0.1%
*   Grupo Gigante S.A.B. de C.V. Series *                           471,076    1,056,569       0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                          1,008,213    2,156,127       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                      1,346,804    2,528,276       0.0%
    Grupo KUO S.A.B. de C.V. Series B                             2,034,528    4,169,500       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                         39,173,644  127,399,779       0.7%
*   Grupo Pochteca S.A.B. de C.V.                                    67,810       25,997       0.0%
*   Grupo Posadas S.A.B. de C.V.                                    335,413      612,331       0.0%
    Grupo Rotoplas S.A.B. de C.V.                                    17,266       26,784       0.0%
#   Grupo Sanborns S.A.B. de C.V.                                 1,333,379    1,465,401       0.0%
*   Grupo Simec S.A.B. de C.V. Series B                           1,107,215    3,629,162       0.0%
*   Grupo Sports World S.A.B. de C.V.                               293,561      290,931       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    1,808,048    8,904,554       0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  40,783    2,401,711       0.0%
#*  Industrias CH S.A.B. de C.V. Series B                         2,003,630    7,984,526       0.1%
    Industrias Penoles S.A.B. de C.V.                               156,507    3,649,048       0.0%
#*  La Comer S.A.B. de C.V.                                       5,414,652    5,253,173       0.0%
    Medica Sur S.A.B. de C.V. Series B                                1,000        2,021       0.0%
    Mexichem S.A.B. de C.V.                                       9,891,710   25,477,728       0.1%
#*  Minera Frisco S.A.B. de C.V. Class A1                         7,198,230    4,246,455       0.0%
#   Nemak S.A.B. de C.V.                                          1,531,002    1,152,339       0.0%
#   Organizacion Cultiba S.A.B. de C.V.                             170,021      141,006       0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                  14,600,653   30,615,163       0.2%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.          87,521      832,218       0.0%
    Qualitas Controladora S.A.B. de C.V.                          1,569,014    2,598,417       0.0%
#   TV Azteca S.A.B. de C.V.                                      9,523,719    1,723,750       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A                                  1,503,590 $  5,576,186       0.0%
                                                                             ------------       ---
TOTAL MEXICO                                                                  762,042,668       3.9%
                                                                             ------------       ---
PHILIPPINES -- (1.0%)
    A Soriano Corp.                                                6,260,400      854,596       0.0%
    ACR Mining Corp.                                                 105,455        6,856       0.0%
*   Alliance Global Group, Inc.                                   33,546,206   10,405,828       0.1%
    Alsons Consolidated Resources, Inc.                           20,894,000      557,876       0.0%
*   Atlas Consolidated Mining & Development Corp.                  5,351,500      518,012       0.0%
    Ayala Corp.                                                       46,260      923,123       0.0%
    Bank of the Philippine Islands                                   234,470      445,554       0.0%
    BDO Unibank, Inc.                                             13,922,319   37,099,183       0.2%
    Belle Corp.                                                    2,569,000      189,138       0.0%
    Cebu Air, Inc.                                                 2,448,710    5,172,329       0.0%
    Century Properties Group, Inc.                                28,217,400      278,723       0.0%
    China Banking Corp.                                              773,532      502,286       0.0%
    Cosco Capital, Inc.                                           12,347,200    2,038,613       0.0%
    East West Banking Corp.                                        1,354,100      850,157       0.0%
*   EEI Corp.                                                      1,495,700      356,695       0.0%
    Emperador, Inc.                                                1,168,700      163,042       0.0%
*   Empire East Land Holdings, Inc.                               24,178,000      313,905       0.0%
    Energy Development Corp.                                       1,330,669      148,826       0.0%
    Filinvest Development Corp.                                      142,800       20,887       0.0%
    Filinvest Land, Inc.                                         185,465,031    7,121,775       0.0%
    First Philippine Holdings Corp.                                4,538,830    5,616,786       0.0%
    GT Capital Holdings, Inc.                                        132,470    3,030,774       0.0%
    Integrated Micro-Electronics, Inc.                               121,600       41,690       0.0%
    JG Summit Holdings, Inc.                                       9,945,800   14,830,659       0.1%
    Lopez Holdings Corp.                                          34,562,600    3,890,618       0.0%
    LT Group, Inc.                                                17,034,500    5,934,119       0.0%
    Megaworld Corp.                                              127,188,400   13,131,798       0.1%
    Metro Retail Stores Group, Inc.                                1,545,000      120,566       0.0%
    Metropolitan Bank & Trust Co.                                  6,332,020   10,625,577       0.1%
    Nickel Asia Corp.                                              5,436,300      737,641       0.0%
    Pepsi-Cola Products Philippines, Inc.                            709,000       39,629       0.0%
    Petron Corp.                                                  18,447,500    3,482,939       0.0%
    Philex Mining Corp.                                              390,300       57,582       0.0%
*   Philippine National Bank                                       4,769,173    5,401,396       0.0%
*   Philippine National Construction Corp.                           398,900        7,101       0.0%
    Philippine Savings Bank                                        1,213,273    2,118,343       0.0%
    Phinma Corp.                                                     424,267       79,592       0.0%
    Phinma Energy Corp.                                           25,692,000      846,727       0.0%
    Phoenix Petroleum Philippines, Inc.                            1,456,600      324,499       0.0%
    RFM Corp.                                                        976,000       88,415       0.0%
    Rizal Commercial Banking Corp.                                 4,615,348    5,280,338       0.0%
    Robinsons Land Corp.                                          27,952,750   13,676,047       0.1%
    Robinsons Retail Holdings, Inc.                                  208,450      391,876       0.0%
    San Miguel Corp.                                               6,803,466   13,581,790       0.1%
    San Miguel Pure Foods Co., Inc.                                   69,390      413,994       0.0%
    Security Bank Corp.                                            1,769,464    8,434,607       0.1%
*   SSI Group, Inc.                                                2,648,000      198,993       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
PHILIPPINES -- (Continued)
    STI Education Systems Holdings, Inc.                         11,885,000 $    414,173       0.0%
*   Top Frontier Investment Holdings, Inc.                          628,532    3,630,213       0.0%
    Travellers International Hotel Group, Inc.                    2,808,200      212,530       0.0%
    Union Bank of the Philippines                                 4,413,349    7,447,502       0.0%
    Vista Land & Lifescapes, Inc.                                76,219,768    8,989,461       0.1%
                                                                            ------------       ---
TOTAL PHILIPPINES                                                            201,045,379       1.0%
                                                                            ------------       ---
POLAND -- (1.6%)
*   Agora SA                                                        550,169    2,479,254       0.0%
*   Alior Bank SA                                                   170,730    3,391,408       0.0%
#   Asseco Poland SA                                              1,157,946   15,180,779       0.1%
    Bank Handlowy w Warszawie SA                                     30,090      615,323       0.0%
*   Bank Millennium SA                                            4,362,944    9,562,253       0.1%
*   Ciech SA                                                        109,007    1,853,210       0.0%
    Cyfrowy Polsat SA                                                53,028      369,352       0.0%
    Enea SA                                                       2,423,548    9,274,070       0.1%
    Firma Oponiarska Debica SA                                       68,764    1,911,121       0.0%
*   Getin Holding SA                                              2,977,249    1,316,479       0.0%
#*  Getin Noble Bank SA                                           1,094,168      483,925       0.0%
    Grupa Azoty SA                                                  195,063    3,911,063       0.0%
    Grupa Kety SA                                                    65,947    7,145,745       0.0%
#   Grupa Lotos SA                                                1,539,194   27,912,401       0.2%
*   Impexmetal SA                                                 3,891,720    4,585,696       0.0%
    Kernel Holding SA                                               429,522    5,770,623       0.0%
    KGHM Polska Miedz SA                                          1,458,614   49,302,474       0.3%
    LC Corp. SA                                                   1,199,107      909,798       0.0%
    Lubelski Wegiel Bogdanka SA                                      23,588      478,018       0.0%
*   mBank SA                                                          4,616      583,679       0.0%
    Netia SA                                                      4,419,154    4,977,233       0.0%
    Orbis SA                                                        472,091   11,341,234       0.1%
*   PGE Polska Grupa Energetyczna SA                             11,049,608   39,618,735       0.2%
*   PKP Cargo SA                                                     26,477      377,880       0.0%
    Polski Koncern Naftowy Orlen SA                               2,350,371   83,131,467       0.4%
*   Powszechna Kasa Oszczednosci Bank Polski SA                   2,478,550   26,379,983       0.1%
*   Tauron Polska Energia SA                                     10,676,446   10,322,963       0.1%
    Trakcja SA                                                      605,353    1,283,503       0.0%
*   Vistula Group SA                                                 54,605       51,024       0.0%
                                                                            ------------       ---
TOTAL POLAND                                                                 324,520,693       1.7%
                                                                            ------------       ---
RUSSIA -- (1.7%)
*   AFI Development P.L.C. GDR                                       31,827        5,753       0.0%
    Gazprom PJSC Sponsored ADR                                   32,989,361  141,702,963       0.7%
    Lukoil PJSC Sponsored ADR(BYZDW2900)                          1,526,223   81,070,481       0.4%
    Lukoil PJSC Sponsored ADR(69343P105)                          1,476,808   78,315,128       0.4%
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR              921,089    8,975,264       0.0%
    Ros Agro P.L.C. GDR                                               2,630       31,560       0.0%
    Rosneft Oil Co. PJSC GDR                                      2,615,787   14,334,513       0.1%
    RusHydro PJSC ADR                                             8,257,380   11,057,276       0.1%
                                                                            ------------       ---
TOTAL RUSSIA                                                                 335,492,938       1.7%
                                                                            ------------       ---

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SOUTH AFRICA -- (6.3%)
    Adcorp Holdings, Ltd.                                           928,995 $    935,825       0.0%
    Aeci, Ltd.                                                    1,631,841   12,196,168       0.1%
    African Oxygen, Ltd.                                             47,765       82,753       0.0%
*   African Phoenix Investments, Ltd.                             9,264,952      446,260       0.0%
    African Rainbow Minerals, Ltd.                                1,736,757   15,241,434       0.1%
    Alexander Forbes Group Holdings, Ltd.                         2,306,885    1,188,752       0.0%
*   Allied Electronics Corp., Ltd. Class A                           13,724       11,944       0.0%
    Alviva Holdings, Ltd.                                           902,939    1,254,217       0.0%
*   Anglo American Platinum, Ltd.                                   305,225    8,493,700       0.1%
    AngloGold Ashanti, Ltd.                                       1,352,622   12,479,982       0.1%
    AngloGold Ashanti, Ltd. Sponsored ADR                         2,757,572   25,645,420       0.1%
#*  ArcelorMittal South Africa, Ltd.                              2,390,579    1,075,718       0.0%
    Ascendis Health, Ltd.                                            85,210      105,378       0.0%
    Assore, Ltd.                                                      4,497       98,377       0.0%
*   Aveng, Ltd.                                                   7,283,572    1,299,493       0.0%
#   Barclays Africa Group, Ltd.                                   6,638,790   65,764,239       0.3%
#   Barloworld, Ltd.                                              4,642,126   43,785,661       0.2%
    Blue Label Telecoms, Ltd.                                     2,410,396    2,940,419       0.0%
#*  Brait SE                                                      2,567,253    9,596,285       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                  3,089,885    2,865,590       0.0%
    Clover Industries, Ltd.                                       1,450,164    1,465,482       0.0%
*   Consolidated Infrastructure Group, Ltd.                         703,402      567,415       0.0%
#   DataTec, Ltd.                                                 3,584,698   15,201,282       0.1%
#   DRDGOLD, Ltd.                                                 5,384,649    1,833,838       0.0%
*   enX Group, Ltd.                                                 361,828      355,598       0.0%
    EOH Holdings, Ltd.                                               37,329      278,305       0.0%
    Evraz Highveld Steel and Vanadium, Ltd.                         120,337          226       0.0%
*   eXtract Group, Ltd.                                           7,742,391       32,805       0.0%
    Exxaro Resources, Ltd.                                        2,328,068   23,658,148       0.1%
    Gold Fields, Ltd.                                             3,080,433   12,261,926       0.1%
    Gold Fields, Ltd. Sponsored ADR                              13,333,101   52,932,411       0.3%
*   Grindrod, Ltd.                                                7,514,882    8,279,345       0.1%
    Group Five, Ltd.                                              1,708,539    1,571,769       0.0%
    Harmony Gold Mining Co., Ltd.                                 1,956,999    3,346,413       0.0%
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                     491,788      850,793       0.0%
    Hudaco Industries, Ltd.                                         125,552    1,119,446       0.0%
    Hulamin, Ltd.                                                 1,953,365      995,513       0.0%
#*  Impala Platinum Holdings, Ltd.                                5,228,472   14,507,788       0.1%
    Imperial Holdings, Ltd.                                       2,207,724   31,663,204       0.2%
    Investec, Ltd.                                                3,265,876   22,272,969       0.1%
    Invicta Holdings, Ltd.                                           54,751      212,137       0.0%
    KAP Industrial Holdings, Ltd.                                 1,435,506      862,985       0.0%
#   Kumba Iron Ore, Ltd.                                            677,648   13,037,639       0.1%
    Lewis Group, Ltd.                                             1,795,179    3,450,130       0.0%
    Liberty Holdings, Ltd.                                        1,721,995   13,536,859       0.1%
    Merafe Resources, Ltd.                                       24,698,057    3,109,925       0.0%
    Metair Investments, Ltd.                                      1,477,712    1,985,419       0.0%
    MMI Holdings, Ltd.                                           17,679,587   23,490,357       0.1%
    Mpact, Ltd.                                                   2,726,445    4,985,092       0.0%
    MTN Group, Ltd.                                              16,070,670  139,543,349       0.7%
    Murray & Roberts Holdings, Ltd.                               6,953,858    7,876,178       0.0%
*   Nampak, Ltd.                                                  4,024,193    5,297,561       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
#   Nedbank Group, Ltd.                                           3,003,198 $   44,011,183       0.2%
    Novus Holdings, Ltd.                                             24,983         12,402       0.0%
    Omnia Holdings, Ltd.                                            631,666      6,516,598       0.0%
    Peregrine Holdings, Ltd.                                        979,249      1,963,973       0.0%
#*  PPC, Ltd.                                                     3,590,145      1,873,277       0.0%
    Raubex Group, Ltd.                                            2,163,575      3,107,463       0.0%
    RCL Foods, Ltd.                                                 101,638        107,887       0.0%
    Reunert, Ltd.                                                   674,555      3,316,857       0.0%
*   Royal Bafokeng Platinum, Ltd.                                   469,845      1,083,226       0.0%
    Sappi, Ltd.                                                   7,529,980     50,424,547       0.3%
    Sasol, Ltd.                                                   4,145,981    121,136,352       0.6%
    Sasol, Ltd. Sponsored ADR                                     1,735,363     50,516,417       0.3%
    Sibanye-Sillwater                                             4,052,195      5,246,115       0.0%
#   Sibanye-Sillwater Sponsored ADR                               2,402,461     12,324,625       0.1%
    Standard Bank Group, Ltd.                                    16,807,621    195,176,437       1.0%
*   Stefanutti Stocks Holdings, Ltd.                                526,548        108,065       0.0%
#   Steinhoff International Holdings NV                          23,998,309    104,178,800       0.5%
*   Super Group, Ltd.                                             4,457,294     12,598,763       0.1%
    Telkom SA SOC, Ltd.                                           5,017,373     18,792,731       0.1%
    Tongaat Hulett, Ltd.                                          1,511,221     12,312,171       0.1%
#   Trencor, Ltd.                                                 1,552,783      4,836,198       0.0%
    Tsogo Sun Holdings, Ltd.                                        735,058      1,080,036       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 515,024      5,513,442       0.0%
                                                                            --------------       ---
TOTAL SOUTH AFRICA                                                           1,272,327,487       6.5%
                                                                            --------------       ---
SOUTH KOREA -- (16.9%)
#*  Ace Technologies Corp.                                          237,396        793,370       0.0%
    AJ Networks Co., Ltd.                                             6,134         40,126       0.0%
#*  AJ Rent A Car Co., Ltd.                                         212,132      2,455,619       0.0%
#*  Ajin Industrial Co., Ltd.                                        29,353        165,173       0.0%
*   APS Holdings Corp.                                               28,103        250,536       0.0%
#   Asia Cement Co., Ltd.                                            16,176      1,246,773       0.0%
#   ASIA Holdings Co., Ltd.                                          20,708      2,125,600       0.0%
#   Asia Paper Manufacturing Co., Ltd.                               71,806      1,249,496       0.0%
*   Asiana Airlines, Inc.                                         1,099,873      4,546,388       0.0%
#*  AUK Corp.                                                       396,786        971,136       0.0%
#   Austem Co., Ltd.                                                233,223      1,075,014       0.0%
    Autech Corp.                                                      5,279         44,157       0.0%
#   Avaco Co., Ltd.                                                  73,660        455,075       0.0%
    Bluecom Co., Ltd.                                                72,667        485,042       0.0%
    BNK Financial Group, Inc.                                     3,089,635     27,413,424       0.2%
*   Bohae Brewery Co., Ltd.                                          28,463         26,565       0.0%
#   Bookook Securities Co., Ltd.                                     30,913        759,640       0.0%
*   Bubang Co., Ltd.                                                  6,672         19,454       0.0%
#   BYC Co., Ltd.                                                       752        214,888       0.0%
    Byucksan Corp.                                                  264,421        804,558       0.0%
#*  Capro Corp.                                                      87,634        645,941       0.0%
*   Chemtronics Co., Ltd.                                             2,758         16,067       0.0%
*   China Great Star International, Ltd.                            502,390        477,599       0.0%
    Chinyang Holdings Corp.                                          96,249        267,262       0.0%
#   Chokwang Paint, Ltd.                                             80,857        761,354       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Chongkundang Holdings Corp.                                      5,257 $   323,162       0.0%
    Chosun Refractories Co., Ltd.                                    9,716     753,897       0.0%
    CJ Hellovision Co., Ltd.                                       256,919   1,676,754       0.0%
    CJ O Shopping Co., Ltd.                                          3,953     698,069       0.0%
#   CKD Bio Corp.                                                   22,971     447,422       0.0%
#   Cosmax BTI, Inc.                                                20,454     677,114       0.0%
#   CROWNHAITAI Holdings Co., Ltd.                                   8,941     142,641       0.0%
#   Dae Dong Industrial Co., Ltd.                                  160,688   1,088,939       0.0%
    Dae Han Flour Mills Co., Ltd.                                   14,612   2,211,072       0.0%
    Dae Hyun Co., Ltd.                                             338,986     861,258       0.0%
#   Dae Won Kang Up Co., Ltd.                                      258,207     939,990       0.0%
#*  Dae Young Packaging Co., Ltd.                                1,221,445     954,210       0.0%
#   Dae-Il Corp.                                                    71,782     606,012       0.0%
#*  Daechang Co., Ltd.                                             656,070     598,105       0.0%
    Daechang Forging Co., Ltd.                                       3,535     193,904       0.0%
    Daeduck Electronics Co.                                        361,983   3,316,081       0.0%
#   Daeduck GDS Co., Ltd.                                          276,425   4,348,118       0.0%
#   Daegu Department Store                                          71,060     776,953       0.0%
#   Daehan Steel Co., Ltd.                                         227,655   2,247,317       0.0%
    Daekyo Co., Ltd.                                               184,455   1,351,849       0.0%
    Daelim B&Co Co., Ltd.                                           17,858     107,547       0.0%
    Daelim C&S Co., Ltd.                                            10,158     133,329       0.0%
    Daelim Industrial Co., Ltd.                                    324,018  24,148,838       0.1%
    Daesang Corp.                                                  202,772   4,312,693       0.0%
#   Daesang Holdings Co., Ltd.                                     171,184   1,508,243       0.0%
#   Daesung Holdings Co., Ltd.                                      42,463     320,680       0.0%
    Daewon San Up Co., Ltd.                                         43,799     292,046       0.0%
*   Daewoo Engineering & Construction Co., Ltd.                    264,196   1,735,964       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.              49,100     804,200       0.0%
*   Dahaam E-Tec Co., Ltd.                                           3,535      10,649       0.0%
    Daishin Securities Co., Ltd.                                   617,189   7,445,635       0.1%
#   Daou Data Corp.                                                 57,164     552,072       0.0%
#   Daou Technology, Inc.                                          400,563   6,571,885       0.1%
#*  Dasan Networks, Inc.                                           134,840     698,909       0.0%
    Dayou Automotive Seat Technology Co., Ltd.                      89,977      92,024       0.0%
*   Dayou Plus Co., Ltd.                                            51,812      33,823       0.0%
    DCM Corp.                                                        5,497      62,317       0.0%
    DGB Financial Group, Inc.                                    1,725,819  16,096,849       0.1%
#   Display Tech Co., Ltd.                                          43,544     152,628       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                                114,363   2,490,701       0.0%
#   Dong-A Socio Holdings Co., Ltd.                                  5,512     601,023       0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                       147,896   1,722,623       0.0%
    Dong-Il Corp.                                                   18,581     922,803       0.0%
#   Dongbang Transport Logistics Co., Ltd.                         302,271     476,026       0.0%
*   DONGBU Co., Ltd.                                               496,039     347,692       0.0%
*   Dongbu Corp.                                                     2,090      21,638       0.0%
*   Dongbu Securities Co., Ltd.                                    426,397   1,330,119       0.0%
#   Dongil Industries Co., Ltd.                                     19,362   1,097,677       0.0%
*   Dongkook Industrial Co., Ltd.                                  445,064     499,189       0.0%
    Dongkuk Industries Co., Ltd.                                   398,112   1,493,804       0.0%
    Dongkuk Steel Mill Co., Ltd.                                 1,053,070  10,218,387       0.1%
    DONGSUNG Corp.                                                 221,292   1,130,149       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Dongwha Enterprise Co., Ltd.                                     6,886 $    218,494       0.0%
#   Dongwha Pharm Co., Ltd.                                         80,144      632,627       0.0%
    Dongwon Development Co., Ltd.                                  347,547    1,758,933       0.0%
    Dongwon Industries Co., Ltd.                                     1,010      257,442       0.0%
#*  Dongwoo Farm To Table Co., Ltd.                                 14,971       55,220       0.0%
#   Dongyang E&P, Inc.                                              35,199      380,066       0.0%
    Doosan Corp.                                                   109,063   13,059,729       0.1%
*   Doosan Engine Co., Ltd.                                        161,211      607,803       0.0%
#   Doosan Heavy Industries & Construction Co., Ltd.               720,354   11,271,537       0.1%
#*  Doosan Infracore Co., Ltd.                                   2,476,230   20,460,539       0.1%
#   DRB Holding Co., Ltd.                                          121,656      920,173       0.0%
    DY Corp.                                                       249,776    1,702,108       0.0%
    e-LITECOM Co., Ltd.                                             87,616      557,747       0.0%
    E-MART, Inc.                                                   218,300   43,699,129       0.2%
#   Eagon Industrial, Ltd.                                          74,065      533,594       0.0%
    Easy Bio, Inc.                                                 321,794    1,784,573       0.0%
#   Elentec Co., Ltd.                                              167,314      639,565       0.0%
#   Eugene Corp.                                                   881,606    4,278,028       0.0%
#*  Eugene Investment & Securities Co., Ltd.                     1,113,895    2,957,134       0.0%
    Eusu Holdings Co., Ltd.                                         61,491      355,619       0.0%
#   EVERDIGM Corp.                                                  28,689      265,184       0.0%
#*  FarmStory Co., Ltd.                                            501,701      576,050       0.0%
    Feelux Co., Ltd.                                                28,046       72,431       0.0%
    Fila Korea, Ltd.                                                 3,853      232,846       0.0%
#   Fine Technix Co., Ltd.                                         194,816      480,194       0.0%
    Fursys, Inc.                                                    28,479      856,532       0.0%
#   Gaon Cable Co., Ltd.                                            28,266      598,010       0.0%
#*  Global Display Co., Ltd.                                        32,534       74,631       0.0%
#   GMB Korea Corp.                                                 15,077      100,777       0.0%
#   GOLFZONNEWDIN Co., Ltd.                                        248,196    1,169,727       0.0%
#*  GS Engineering & Construction Corp.                            587,759   13,649,295       0.1%
#*  GS Global Corp.                                                832,882    2,323,278       0.0%
    GS Holdings Corp.                                              714,906   42,329,744       0.2%
    Gwangju Shinsegae Co., Ltd.                                      6,147    1,313,792       0.0%
*   Halla Corp.                                                    156,291      576,491       0.0%
    Halla Holdings Corp.                                           116,348    7,038,294       0.1%
    Han Kuk Carbon Co., Ltd.                                       231,961    1,214,007       0.0%
    Hana Financial Group, Inc.                                   3,054,677  130,736,577       0.7%
#*  Hana Micron, Inc.                                              122,707      555,989       0.0%
    Handsome Co., Ltd.                                             135,984    3,642,405       0.0%
    Hanil Cement Co., Ltd.                                          56,106    6,716,463       0.1%
#*  Hanjin Heavy Industries & Construction Co., Ltd.               571,915    1,950,794       0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.      186,144      787,530       0.0%
*   Hanjin Kal Corp.                                               388,211    7,503,172       0.1%
#   Hanjin Transportation Co., Ltd.                                131,754    3,377,018       0.0%
    Hankook Tire Co., Ltd.                                          37,562    1,812,954       0.0%
#   Hankuk Glass Industries, Inc.                                   17,640      488,894       0.0%
#   Hankuk Paper Manufacturing Co., Ltd.                            38,692      913,555       0.0%
    HanmiGlobal Co., Ltd.                                           13,645      116,843       0.0%
#   Hanshin Construction                                            59,082      846,590       0.0%
#*  Hansol Holdings Co., Ltd.                                      640,929    3,543,090       0.0%
#*  Hansol HomeDeco Co., Ltd.                                    1,150,526    1,509,419       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Hansol Paper Co., Ltd.                                         178,393 $  2,620,146       0.0%
    Hanwha Chemical Corp.                                        1,784,550   48,611,717       0.3%
    Hanwha Corp.                                                   799,678   31,908,273       0.2%
#*  Hanwha Galleria Timeworld Co., Ltd.                              2,375       76,237       0.0%
    Hanwha General Insurance Co., Ltd.                             362,033    2,637,971       0.0%
#*  Hanwha Investment & Securities Co., Ltd.                       992,208    2,564,601       0.0%
    Hanwha Life Insurance Co., Ltd.                              3,173,440   22,422,280       0.1%
#*  Hanwha Techwin Co.,Ltd.                                        204,078    6,995,208       0.1%
#   Hanyang Securities Co., Ltd.                                    97,444      705,194       0.0%
#   Harim Co., Ltd.                                                 17,163       53,878       0.0%
#   Harim Holdings Co., Ltd.                                       280,830      951,688       0.0%
#   Heung-A Shipping Co., Ltd.                                   2,252,941    2,523,157       0.0%
#*  Heungkuk Fire & Marine Insurance Co., Ltd.                      53,448      294,660       0.0%
    Hitejinro Holdings Co., Ltd.                                   120,661    1,169,227       0.0%
#   HMC Investment Securities Co., Ltd.                            262,724    2,735,999       0.0%
#   HS R&A Co., Ltd.                                               510,664    1,073,826       0.0%
#   Humax Co., Ltd.                                                224,139    1,886,101       0.0%
#   Huons Global Co., Ltd.                                          24,120      913,377       0.0%
#   Huvis Corp.                                                    110,534      769,532       0.0%
#   Hwa Shin Co., Ltd.                                             247,915    1,105,234       0.0%
#   Hwacheon Machine Tool Co., Ltd.                                 14,514      672,633       0.0%
    Hwangkum Steel & Technology Co., Ltd.                           95,104      808,454       0.0%
    HwaSung Industrial Co., Ltd.                                   105,670    1,428,750       0.0%
#   Hy-Lok Corp.                                                    39,077      862,337       0.0%
#   Hyundai BNG Steel Co., Ltd.                                    165,551    1,842,149       0.0%
#*  Hyundai Construction Equipment Co., Ltd.                         1,831      612,426       0.0%
#   Hyundai Corp Holdings Inc.                                      16,233      211,072       0.0%
    Hyundai Corp.                                                   98,959    1,952,065       0.0%
    Hyundai Department Store Co., Ltd.                             198,364   16,199,417       0.1%
    Hyundai Development Co-Engineering & Construction               84,573    3,030,284       0.0%
#*  Hyundai Electric & Energy System Co., Ltd.                       4,000      843,135       0.0%
    Hyundai Engineering & Construction Co., Ltd.                   965,642   32,666,819       0.2%
    Hyundai Engineering Plastics Co., Ltd.                          66,962      433,423       0.0%
#   Hyundai Greenfood Co., Ltd.                                    274,621    3,920,206       0.0%
*   Hyundai Heavy Industries Co., Ltd.                              66,829    9,347,145       0.1%
    Hyundai Home Shopping Network Corp.                             27,751    3,024,311       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                 359,916    1,172,562       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                                132,218   12,823,939       0.1%
    Hyundai Mobis Co., Ltd.                                        626,470  149,072,036       0.8%
    Hyundai Motor Co.                                            1,779,390  255,994,819       1.3%
*   Hyundai Robotics Co., Ltd.                                     129,701   52,339,945       0.3%
*   Hyundai Rotem Co., Ltd.                                         37,925      664,375       0.0%
    Hyundai Steel Co.                                            1,208,457   62,108,892       0.3%
#   Hyundai Wia Corp.                                              216,602   12,482,166       0.1%
#   Ilji Technology Co., Ltd.                                       16,833       67,587       0.0%
#   Iljin Electric Co., Ltd.                                       254,612    1,045,131       0.0%
    Iljin Holdings Co., Ltd.                                        11,969       55,502       0.0%
#   Ilshin Spinning Co., Ltd.                                       18,983    2,034,335       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                 9,407    1,155,123       0.0%
    iMarketKorea, Inc.                                              88,170      754,355       0.0%
    Industrial Bank of Korea                                     2,438,696   33,413,193       0.2%
*   InnoWireless, Inc.                                               1,805       19,581       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Intergis Co., Ltd.                                              49,180 $    131,370       0.0%
    Interpark Holdings Corp.                                       464,572    1,736,026       0.0%
    INTOPS Co., Ltd.                                               179,814    1,687,083       0.0%
#   Inzi Controls Co., Ltd.                                         89,540      482,572       0.0%
#   INZI Display Co., Ltd.                                         244,705      441,336       0.0%
    IS Dongseo Co., Ltd.                                            15,881      490,038       0.0%
#   ISU Chemical Co., Ltd.                                         198,380    3,038,621       0.0%
#   IsuPetasys Co., Ltd.                                           353,456    1,397,460       0.0%
    Jahwa Electronics Co., Ltd.                                     41,865      796,750       0.0%
    JB Financial Group Co., Ltd.                                 1,189,093    6,251,131       0.1%
    Kangnam Jevisco Co., Ltd.                                       41,716    1,359,221       0.0%
    KAON Media Co., Ltd.                                             3,470       29,981       0.0%
    KB Financial Group, Inc.                                       483,937   25,302,309       0.2%
#   KB Financial Group, Inc. ADR                                 2,889,524  151,728,905       0.8%
#   KC Green Holdings Co., Ltd.                                     61,539      287,633       0.0%
#   KCC Corp.                                                       60,607   21,119,107       0.1%
    KCC Engineering & Construction Co., Ltd.                        30,139      227,651       0.0%
#*  KEC Corp.                                                      509,327      602,587       0.0%
#   Keyang Electric Machinery Co., Ltd.                            217,110      881,152       0.0%
#   KG Chemical Corp.                                               93,477    1,360,506       0.0%
#   KG Eco Technology Service Co., Ltd.                            301,386    1,073,800       0.0%
#   KGMobilians Co., Ltd.                                           78,356      483,695       0.0%
#   KH Vatec Co., Ltd.                                             153,792    1,559,417       0.0%
    Kia Motors Corp.                                             3,544,702  112,199,131       0.6%
    KISCO Corp.                                                     69,721    2,357,457       0.0%
#   KISCO Holdings Co., Ltd.                                        12,649      902,462       0.0%
#   Kishin Corp.                                                   107,298      471,795       0.0%
    KISWIRE, Ltd.                                                   89,965    2,828,431       0.0%
    KIWOOM Securities Co., Ltd.                                      2,856      182,867       0.0%
*   KleanNara Co., Ltd.                                            110,992      425,883       0.0%
*   KMH Co., Ltd.                                                   51,803      432,322       0.0%
    Kodaco Co., Ltd.                                                23,489       64,327       0.0%
    Kolao Holdings                                                 162,310      724,159       0.0%
#   Kolon Corp.                                                      3,481      239,216       0.0%
    Kolon Global Corp.                                              15,746      137,788       0.0%
#   Kolon Industries, Inc.                                         282,187   19,086,575       0.1%
#   Komelon Corp.                                                   33,167      288,538       0.0%
*   KONA I Co., Ltd.                                                 2,101       19,909       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                               112,565      615,960       0.0%
#   Korea Alcohol Industrial Co., Ltd.                             100,980      734,293       0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.                        6,205       55,708       0.0%
#   Korea Circuit Co., Ltd.                                        151,297    2,251,716       0.0%
    Korea Electric Terminal Co., Ltd.                                7,650      478,427       0.0%
    Korea Export Packaging Industrial Co., Ltd.                      5,290       74,627       0.0%
#   Korea Flange Co., Ltd.                                          67,906      645,840       0.0%
    Korea Investment Holdings Co., Ltd.                            470,340   26,624,875       0.2%
*   Korea Line Corp.                                                 3,927      114,920       0.0%
    Korea Petrochemical Ind Co., Ltd.                                  300       67,064       0.0%
*   Korean Air Lines Co., Ltd.                                     121,126    3,428,895       0.0%
    Korean Reinsurance Co.                                         986,239    9,860,551       0.1%
    Kortek Corp.                                                   127,952    1,657,479       0.0%
#   KPX Chemical Co., Ltd.                                          19,742    1,326,772       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    KSS LINE, Ltd.                                                 111,744 $    970,092       0.0%
    KT Submarine Co., Ltd.                                          22,384       91,436       0.0%
*   KTB Investment & Securities Co., Ltd.                          723,978    2,236,419       0.0%
    KTCS Corp.                                                     285,608      613,242       0.0%
    Ktis Corp.                                                      98,526      269,465       0.0%
#   Kukdo Chemical Co., Ltd.                                        57,511    3,026,018       0.0%
    Kukdong Oil & Chemicals Co., Ltd.                               26,930       76,675       0.0%
#*  Kumho Electric Co., Ltd.                                        44,161      320,190       0.0%
#   Kumho Industrial Co., Ltd.                                      12,566      108,449       0.0%
#*  Kumho Tire Co., Inc.                                           677,297    3,964,876       0.0%
    Kumkang Kind Co., Ltd.                                           9,649      264,316       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                             32,278      233,366       0.0%
    Kwangju Bank Co., Ltd.                                         218,721    2,303,517       0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                      39,360      628,836       0.0%
    Kyobo Securities Co., Ltd.                                     276,707    2,250,848       0.0%
#   Kyung-In Synthetic Corp.                                       145,273      616,922       0.0%
#   Kyungbang, Ltd.                                                147,608    1,918,509       0.0%
#   Kyungchang Industrial Co., Ltd.                                 28,508      105,336       0.0%
#   LEADCORP, Inc. (The)                                           163,684      976,213       0.0%
    Lee Ku Industrial Co., Ltd.                                     79,592      163,955       0.0%
    LF Corp.                                                       271,845    6,265,383       0.1%
    LG Corp.                                                       770,618   59,252,637       0.3%
#   LG Display Co., Ltd.                                         1,493,377   39,067,594       0.2%
#   LG Display Co., Ltd. ADR                                     4,048,932   52,595,627       0.3%
#   LG Electronics, Inc.                                         1,692,217  137,757,291       0.7%
    LG Hausys, Ltd.                                                 66,810    5,425,006       0.0%
    LG International Corp.                                         310,174    8,049,879       0.1%
    LG Uplus Corp.                                                 906,497   10,408,986       0.1%
#   LMS Co., Ltd.                                                   45,792      415,228       0.0%
    Lotte Chilsung Beverage Co., Ltd.                                   65       80,342       0.0%
*   Lotte Confectionery Co., Ltd.                                       54        8,899       0.0%
    Lotte Corp.                                                    145,169    9,665,764       0.1%
    LOTTE Fine Chemical Co., Ltd.                                  118,061    4,246,938       0.0%
    Lotte Food Co., Ltd.                                             1,329      710,568       0.0%
    LOTTE Himart Co., Ltd.                                         116,741    7,727,803       0.1%
#   Lotte Non-Life Insurance Co., Ltd.                             600,439    1,773,247       0.0%
    Lotte Shopping Co., Ltd.                                       110,124   22,132,565       0.1%
    LS Corp.                                                       191,625   13,530,263       0.1%
*   Lumens Co., Ltd.                                               399,034    1,288,205       0.0%
    MegaStudy Co., Ltd.                                              8,592      238,846       0.0%
    MegaStudyEdu Co., Ltd.                                           2,475       90,924       0.0%
*   Melfas, Inc.                                                    10,068       33,585       0.0%
    Meritz Financial Group, Inc.                                    61,217      891,441       0.0%
    Meritz Securities Co., Ltd.                                    115,713      461,045       0.0%
    Mi Chang Oil Industrial Co., Ltd.                                6,317      491,349       0.0%
#   Mirae Asset Daewoo Co., Ltd.                                 2,750,009   24,955,378       0.1%
    Mirae Asset Life Insurance Co., Ltd.                           583,539    3,050,420       0.0%
#   MK Electron Co., Ltd.                                          206,303    2,038,820       0.0%
#*  MNTech Co., Ltd.                                               271,879    1,192,978       0.0%
    Mobase Co., Ltd.                                               100,149      630,934       0.0%
#   Moorim P&P Co., Ltd.                                           336,041    1,260,332       0.0%
#*  Moorim Paper Co., Ltd.                                         210,130      469,359       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Motonic Corp.                                                   90,580 $    746,768       0.0%
    Muhak Co., Ltd.                                                 18,261      296,326       0.0%
*   Namsun Aluminum Co., Ltd.                                      686,526      674,646       0.0%
    Namyang Dairy Products Co., Ltd.                                 4,087    2,395,616       0.0%
#*  Neowiz                                                          44,731      467,890       0.0%
*   NEOWIZ HOLDINGS Corp.                                           76,012      895,895       0.0%
#   Nexen Corp.                                                    222,004    1,615,546       0.0%
    Nexen Tire Corp.                                               102,318    1,174,186       0.0%
    NH Investment & Securities Co., Ltd.                         1,704,238   21,403,565       0.1%
*   NHN Entertainment Corp.                                         89,316    5,474,906       0.0%
#   Nong Shim Holdings Co., Ltd.                                    26,369    2,696,757       0.0%
    NongShim Co., Ltd.                                              19,522    6,062,296       0.1%
    NOROO Paint & Coatings Co., Ltd.                               101,901      824,399       0.0%
#   NPC                                                            116,690      627,583       0.0%
#   OCI Co., Ltd.                                                  224,722   22,703,523       0.1%
    Opto Device Technology Co., Ltd.                                40,255      253,531       0.0%
#*  Paik Kwang Industrial Co., Ltd.                                 23,328       56,693       0.0%
*   Pan Ocean Co., Ltd.                                          1,075,661    5,052,980       0.0%
    Pang Rim Co., Ltd.                                               3,201       57,744       0.0%
#*  PaperCorea, Inc.                                                34,086       61,483       0.0%
#   Poongsan Corp.                                                 350,209   15,359,364       0.1%
    Poongsan Holdings Corp.                                         61,601    2,987,057       0.0%
    POSCO                                                          622,870  181,557,522       0.9%
    POSCO Sponsored ADR                                          1,500,406  109,499,630       0.6%
    POSCO Coated & Color Steel Co., Ltd.                            31,646      791,748       0.0%
    Posco Daewoo Corp.                                             417,495    7,243,311       0.1%
#*  Power Logics Co., Ltd.                                         285,879    1,266,534       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                202,264    2,069,389       0.0%
#*  RFTech Co., Ltd.                                               180,410      845,038       0.0%
*   S&T Dynamics Co., Ltd.                                         365,883    2,734,589       0.0%
#   S&T Holdings Co., Ltd.                                         113,868    1,682,029       0.0%
    S&T Motiv Co., Ltd.                                             44,437    1,811,383       0.0%
#   S-Energy Co., Ltd.                                              28,801      192,845       0.0%
    Sajo Industries Co., Ltd.                                       33,796    2,206,788       0.0%
    Sam Young Electronics Co., Ltd.                                167,169    2,030,302       0.0%
#   Sambo Motors Co., Ltd.                                          14,459       70,301       0.0%
    Samho Development Co., Ltd.                                    180,616      685,217       0.0%
*   Samho International Co., Ltd.                                    5,198       75,784       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                              91,345      629,445       0.0%
#   Samick Musical Instruments Co., Ltd.                           423,017      738,987       0.0%
#*  Samji Electronics Co., Ltd.                                    106,216      731,227       0.0%
#*  Samjin LND Co., Ltd.                                            92,054      214,567       0.0%
    Samkee Automotive Co., Ltd.                                     78,254      248,993       0.0%
    Samkwang Glass                                                   3,085      138,814       0.0%
    Sammok S-Form Co., Ltd.                                        108,827    1,267,775       0.0%
*   SAMPYO Cement Co., Ltd.                                        100,012      277,660       0.0%
    Samsung Card Co., Ltd.                                         243,496    7,978,395       0.1%
    Samsung Fire & Marine Insurance Co., Ltd.                       17,422    4,251,178       0.0%
#*  Samsung Heavy Industries Co., Ltd.                           2,756,952   29,056,636       0.2%
    Samsung Life Insurance Co., Ltd.                               607,230   73,210,280       0.4%
    Samsung SDI Co., Ltd.                                          402,146   74,094,763       0.4%
    Samsung Securities Co., Ltd.                                   581,556   18,497,563       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Samyang Corp.                                                   27,078 $  2,344,582       0.0%
    Samyang Holdings Corp.                                          52,762    4,257,896       0.0%
    Samyang Tongsang Co., Ltd.                                      20,565      805,284       0.0%
*   Samyoung Chemical Co., Ltd.                                    258,455      263,199       0.0%
#   SAVEZONE I&C Corp.                                              90,870      417,626       0.0%
    SBS Media Holdings Co., Ltd.                                   488,064    1,322,624       0.0%
    Seah Besteel Corp.                                             224,325    6,369,172       0.1%
#   SeAH Holdings Corp.                                             12,963    1,821,744       0.0%
    SeAH Steel Corp.                                                56,393    4,625,620       0.0%
    Sebang Co., Ltd.                                               153,120    1,859,103       0.0%
    Sebang Global Battery Co., Ltd.                                 83,910    2,536,231       0.0%
    Sebo Manufacturing Engineer Corp.                                1,816       17,531       0.0%
#   Sejong Industrial Co., Ltd.                                    165,414    1,149,352       0.0%
#   Sejoong Co., Ltd.                                               74,223      227,029       0.0%
    Sekonix Co., Ltd.                                               16,980      203,331       0.0%
    Seohan Co., Ltd.                                               136,134      261,396       0.0%
    Seohee Construction Co., Ltd.                                2,349,665    2,320,109       0.0%
    Seoyon Co., Ltd.                                               131,812      944,062       0.0%
    Seoyon E-Hwa Co., Ltd.                                          26,796      287,354       0.0%
    Sewon Precision Industry Co., Ltd.                               3,019       46,061       0.0%
#*  SG Corp.                                                        59,208       52,373       0.0%
#*  SG&G Corp.                                                     410,142    1,110,926       0.0%
    Shinhan Financial Group Co., Ltd.                            3,697,574  166,088,332       0.9%
#   Shinhan Financial Group Co., Ltd. ADR                        1,508,501   68,289,840       0.4%
    Shinsegae Engineering & Construction Co., Ltd.                   6,127      153,949       0.0%
#   Shinsegae Information & Communication Co., Ltd.                 13,644      938,295       0.0%
    Shinsegae International, Inc.                                    1,892      104,425       0.0%
#   Shinsegae, Inc.                                                109,224   22,328,355       0.1%
#*  Shinsung Tongsang Co., Ltd.                                    920,641      806,758       0.0%
#   Shinwha Intertek Corp.                                         115,964      275,333       0.0%
#*  Shinwon Corp.                                                  181,086      312,967       0.0%
    Shinyoung Securities Co., Ltd.                                  44,009    2,334,272       0.0%
#*  Signetics Corp.                                                784,046      994,188       0.0%
#   Silla Co., Ltd.                                                 65,927      903,553       0.0%
#*  SIMMTECH HOLDINGS Co., Ltd.                                      3,959        9,552       0.0%
    SIMPAC, Inc.                                                    73,823      286,758       0.0%
    Sindoh Co., Ltd.                                                58,026    3,263,958       0.0%
    SJM Co., Ltd.                                                   11,075       51,713       0.0%
#   SK Chemicals Co., Ltd.                                         183,940   12,145,133       0.1%
#   SK Gas, Ltd.                                                    57,310    4,787,460       0.0%
    SK Innovation Co., Ltd.                                        879,496  161,335,394       0.8%
    SK Networks Co., Ltd.                                        1,836,089   10,909,816       0.1%
#*  SK Securities Co., Ltd.                                      2,262,158    2,516,078       0.0%
    SKC Co., Ltd.                                                  303,426   10,779,577       0.1%
    SL Corp.                                                       267,832    5,488,211       0.0%
    Ssangyong Cement Industrial Co., Ltd.                          317,964    4,600,108       0.0%
*   Ssangyong Motor Co.                                            135,978      638,809       0.0%
#   Sun Kwang Co., Ltd.                                             27,066      483,311       0.0%
#   Sunchang Corp.                                                  54,825      389,943       0.0%
#   Sung Kwang Bend Co., Ltd.                                      156,885    1,391,684       0.0%
#   Sungchang Enterprise Holdings, Ltd.                            326,002      799,080       0.0%
#   Sungdo Engineering & Construction Co., Ltd.                    136,143      803,771       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SOUTH KOREA -- (Continued)
#*  Sungshin Cement Co., Ltd.                                      274,430 $    1,313,741       0.0%
    Sungwoo Hitech Co., Ltd.                                       539,442      3,231,840       0.0%
#   Tae Kyung Industrial Co., Ltd.                                 120,772        558,233       0.0%
    Taekwang Industrial Co., Ltd.                                    5,129      5,224,276       0.0%
#*  Taewoong Co., Ltd.                                             117,534      1,876,809       0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                  608,502      4,662,699       0.0%
    Tailim Packaging Co., Ltd.                                      26,989         55,406       0.0%
*   TBH Global Co., Ltd.                                           191,949      1,507,949       0.0%
#*  Thinkware Systems Corp.                                         74,264        693,448       0.0%
#*  TK Chemical Corp.                                              661,683      1,198,186       0.0%
    TK Corp.                                                       115,733      1,038,760       0.0%
#   Tong Yang Moolsan Co., Ltd.                                    435,710        675,010       0.0%
    Tongyang Life Insurance Co., Ltd.                              562,313      4,442,634       0.0%
    Tongyang pile, Inc.                                             11,171         54,348       0.0%
    Tongyang, Inc.                                                 358,717        624,724       0.0%
#   Top Engineering Co., Ltd.                                      133,135        828,660       0.0%
    Tovis Co., Ltd.                                                122,385        885,419       0.0%
#   TS Corp.                                                        71,881      1,668,887       0.0%
#   Ubiquoss Holdings, Inc.                                         92,075        566,557       0.0%
*   Ubiquoss, Inc.                                                     738         10,851       0.0%
    UIL Co., Ltd.                                                   71,884        473,130       0.0%
    Uju Electronics Co., Ltd.                                       57,585        717,672       0.0%
    Unid Co., Ltd.                                                  75,492      3,119,533       0.0%
#   Uniquest Corp.                                                  20,797        132,381       0.0%
    Visang Education, Inc.                                          41,698        439,546       0.0%
#*  WillBes & Co. (The)                                            913,044      1,413,149       0.0%
#   Wiscom Co., Ltd.                                                32,980        124,944       0.0%
*   Wonik Holdings Co., Ltd.                                       139,712        943,889       0.0%
*   Woongjin Co., Ltd.                                             243,455        502,954       0.0%
*   Woongjin Thinkbig Co., Ltd.                                     79,599        491,767       0.0%
    Woori Bank                                                   2,521,985     36,907,229       0.2%
#   Woori Bank Sponsored ADR                                         7,135        313,227       0.0%
#   Wooshin Systems Co., Ltd.                                       26,128        201,625       0.0%
#   WooSung Feed Co., Ltd.                                         255,261        710,862       0.0%
#   Y G-1 Co., Ltd.                                                 99,506      1,244,333       0.0%
    YESCO Co., Ltd.                                                 32,554      1,104,004       0.0%
#   Yoosung Enterprise Co., Ltd.                                   194,315        644,400       0.0%
#   YooSung T&S Co., Ltd.                                          196,580        744,671       0.0%
    Youlchon Chemical Co., Ltd.                                    155,731      2,315,014       0.0%
    Young Poong Corp.                                                4,017      3,997,411       0.0%
    Young Poong Precision Corp.                                    130,166      1,054,588       0.0%
#   Youngone Corp.                                                  25,981        798,517       0.0%
    Youngone Holdings Co., Ltd.                                     10,026        501,189       0.0%
#*  Yuanta Securities Korea Co., Ltd.                              556,284      1,678,825       0.0%
#   YuHwa Securities Co., Ltd.                                      29,804        469,804       0.0%
#   Zeus Co., Ltd.                                                  55,149        825,423       0.0%
                                                                           --------------      ----
TOTAL SOUTH KOREA                                                           3,374,076,248      17.2%
                                                                           --------------      ----
TAIWAN -- (16.1%)
#   Ability Enterprise Co., Ltd.                                 2,861,330      1,991,994       0.0%
#   AcBel Polytech, Inc.                                           941,000        716,381       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Acer, Inc.                                                   30,455,109 $15,759,803       0.1%
#   ACES Electronic Co., Ltd.                                     1,304,000   1,178,299       0.0%
#   Advanced Connectek, Inc.                                      2,107,000     642,947       0.0%
    Advanced International Multitech Co., Ltd.                      384,000     476,184       0.0%
#   Advanced Optoelectronic Technology, Inc.                        216,000     252,400       0.0%
    Advancetek Enterprise Co., Ltd.                                 106,639      64,340       0.0%
#*  AGV Products Corp.                                            6,174,211   1,541,859       0.0%
#   AimCore Technology Co., Ltd.                                    762,223     619,401       0.0%
    Airmate Cayman International Co., Ltd.                           26,000      24,374       0.0%
#*  Alchip Technologies, Ltd.                                       102,000     396,936       0.0%
#   Alcor Micro Corp.                                               522,000     382,732       0.0%
#   Allis Electric Co., Ltd.                                      1,250,000     456,030       0.0%
#   Alpha Networks, Inc.                                          4,590,313   3,568,026       0.0%
#   Altek Corp.                                                   3,407,365   3,297,302       0.0%
#   Ambassador Hotel (The)                                        1,236,000     942,379       0.0%
    Ampire Co., Ltd.                                                350,000     203,730       0.0%
#   AMPOC Far-East Co., Ltd.                                      1,402,000   1,227,481       0.0%
#   AmTRAN Technology Co., Ltd.                                  10,964,956   5,621,643       0.1%
#   Apacer Technology, Inc.                                         384,210     502,742       0.0%
#   APCB, Inc.                                                    1,991,000   1,968,812       0.0%
#   Apex International Co., Ltd.                                  1,054,263     746,508       0.0%
    Apex Medical Corp.                                               15,000      15,303       0.0%
    Apex Science & Engineering                                      211,536      59,413       0.0%
#   Arcadyan Technology Corp.                                     1,941,675   3,057,481       0.0%
    Ardentec Corp.                                                5,512,058   5,224,532       0.0%
    Asia Cement Corp.                                            23,873,589  21,301,575       0.1%
*   Asia Pacific Telecom Co., Ltd.                                6,816,000   2,256,342       0.0%
    Asia Plastic Recycling Holding, Ltd.                          2,776,048   1,183,386       0.0%
#   Asia Polymer Corp.                                            5,372,075   3,341,273       0.0%
#   Asia Vital Components Co., Ltd.                               4,376,984   4,153,990       0.0%
    ASROCK, Inc.                                                    113,000     307,127       0.0%
    Asustek Computer, Inc.                                        2,633,000  22,802,019       0.1%
#   AU Optronics Corp.                                           60,247,812  24,687,599       0.1%
#   AU Optronics Corp. Sponsored ADR                              9,234,402  37,953,392       0.2%
#   Audix Corp.                                                   1,338,332   1,982,077       0.0%
#   Avermedia Technologies                                        2,630,000   1,138,746       0.0%
*   Avision, Inc.                                                 1,540,555     349,313       0.0%
#   AVY Precision Technology, Inc.                                  606,959     998,944       0.0%
#   Bank of Kaohsiung Co., Ltd.                                   6,299,617   1,930,160       0.0%
#*  BenQ Materials Corp.                                          1,013,000     662,027       0.0%
#   BES Engineering Corp.                                        20,381,443   4,673,425       0.0%
#*  Biostar Microtech International Corp.                         2,187,055   1,055,782       0.0%
#   Boardtek Electronics Corp.                                      136,000     117,289       0.0%
#   Bright Led Electronics Corp.                                  1,691,000     965,136       0.0%
#   C Sun Manufacturing, Ltd.                                     1,803,837   1,715,973       0.0%
#   Cameo Communications, Inc.                                    2,551,197     705,598       0.0%
#   Capital Futures Corp.                                           174,000     268,309       0.0%
    Capital Securities Corp.                                     27,099,447   9,394,291       0.1%
#   Career Technology MFG. Co., Ltd.                              3,498,000   4,080,733       0.0%
*   Carnival Industrial Corp.                                     4,823,000     773,140       0.0%
#   Casetek Holdings, Ltd.                                        1,759,000   6,596,076       0.1%
#   Cathay Chemical Works                                           812,000     449,569       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Cathay Financial Holding Co., Ltd.                            47,762,000 $78,922,795       0.4%
    Cathay Real Estate Development Co., Ltd.                       9,867,694   5,514,868       0.0%
#   Celxpert Energy Corp.                                            332,000     503,167       0.0%
#   Central Reinsurance Co., Ltd.                                  1,626,016     846,697       0.0%
#   Chain Chon Industrial Co., Ltd.                                  513,000     320,868       0.0%
    ChainQui Construction Development Co., Ltd.                    1,158,173     802,519       0.0%
*   Champion Building Materials Co., Ltd.                          5,918,828   1,509,380       0.0%
    Chang Hwa Commercial Bank, Ltd.                               92,745,383  50,284,850       0.3%
    Chang Wah Electromaterials, Inc.                                  46,800     218,942       0.0%
#   Channel Well Technology Co., Ltd.                                651,000     738,677       0.0%
    Charoen Pokphand Enterprise                                      977,825   2,066,045       0.0%
    CHC Healthcare Group                                             274,000     339,044       0.0%
#   Cheng Loong Corp.                                             12,510,659   7,325,077       0.1%
#   Cheng Uei Precision Industry Co., Ltd.                         6,662,635  10,841,693       0.1%
#   Chenming Mold Industry Corp.                                     435,000     278,977       0.0%
#   Chia Chang Co., Ltd.                                           1,615,000   1,286,526       0.0%
#   Chia Hsin Cement Corp.                                         6,869,191   2,757,966       0.0%
    Chien Kuo Construction Co., Ltd.                               4,304,247   1,599,082       0.0%
#*  Chimei Materials Technology Corp.                              2,619,000   1,194,576       0.0%
    Chin-Poon Industrial Co., Ltd.                                 2,610,815   5,448,871       0.0%
*   China Airlines, Ltd.                                          48,091,353  19,618,552       0.1%
    China Bills Finance Corp.                                      2,295,000   1,152,840       0.0%
#   China Chemical & Pharmaceutical Co., Ltd.                      4,190,264   2,487,225       0.0%
    China Development Financial Holding Corp.                    131,947,734  40,451,777       0.2%
#*  China Electric Manufacturing Corp.                             4,019,200   1,261,245       0.0%
    China General Plastics Corp.                                   5,533,541   5,187,428       0.0%
#   China Glaze Co., Ltd.                                          1,794,799     762,104       0.0%
    China Life Insurance Co., Ltd.                                13,687,085  12,888,583       0.1%
#   China Man-Made Fiber Corp.                                    13,030,303   3,796,068       0.0%
#   China Metal Products                                           4,364,969   4,014,942       0.0%
#   China Motor Corp.                                              6,030,749   5,400,314       0.0%
#*  China Petrochemical Development Corp.                         29,095,397  12,984,636       0.1%
#   China Steel Corp.                                             95,630,320  77,872,176       0.4%
#   China Steel Structure Co., Ltd.                                1,457,219     944,785       0.0%
    China Synthetic Rubber Corp.                                   9,207,233  12,830,149       0.1%
    China Wire & Cable Co., Ltd.                                   1,580,600   1,415,255       0.0%
#   Chinese Maritime Transport, Ltd.                               1,338,270   1,255,584       0.0%
    Chipbond Technology Corp.                                      6,695,000  13,066,299       0.1%
#   ChipMOS TECHNOLOGIES, Inc.                                     1,181,229   1,178,148       0.0%
#   ChipMOS TECHNOLOGIES, Inc. ADR                                    37,146     742,920       0.0%
    Chong Hong Construction Co., Ltd.                                121,000     295,864       0.0%
#   Chun YU Works & Co., Ltd.                                      3,273,000   1,551,432       0.0%
    Chun Yuan Steel                                                6,542,287   2,452,185       0.0%
*   Chung Hung Steel Corp.                                         5,577,000   2,137,695       0.0%
#   Chung Hwa Pulp Corp.                                           6,040,353   2,144,411       0.0%
#   Chung-Hsin Electric & Machinery Manufacturing Corp.            5,875,250   4,102,006       0.0%
*   Chunghwa Picture Tubes, Ltd.                                  51,746,412   4,753,580       0.0%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                         96,000      85,421       0.0%
    Clevo Co.                                                      1,405,000   1,445,880       0.0%
#*  CMC Magnetics Corp.                                           31,911,621   4,734,377       0.0%
#*  CoAsia Microelectronics Corp.                                    421,797     217,804       0.0%
    Coland Holdings, Ltd.                                            116,000     133,311       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Collins Co., Ltd.                                              2,011,224 $   740,633       0.0%
    Compal Electronics, Inc.                                      72,346,332  53,266,415       0.3%
    Compeq Manufacturing Co., Ltd.                                15,830,000  18,625,910       0.1%
    Concord Securities Co., Ltd.                                   1,769,000     493,966       0.0%
#   Continental Holdings Corp.                                     6,414,540   3,073,084       0.0%
#   Contrel Technology Co., Ltd.                                     339,000     176,660       0.0%
    Coretronic Corp.                                               6,522,800   7,811,730       0.1%
#   Coxon Precise Industrial Co., Ltd.                             2,026,000   1,811,120       0.0%
#   Creative Sensor, Inc.                                            475,000     410,452       0.0%
#*  CSBC Corp. Taiwan                                              6,395,654   2,735,652       0.0%
    CTBC Financial Holding Co., Ltd.                             133,426,073  85,427,628       0.5%
    CviLux Corp.                                                      70,000      76,273       0.0%
    CX Technology Co., Ltd.                                           42,162      41,009       0.0%
    Cyberlink Corp.                                                   35,000      77,416       0.0%
    CyberTAN Technology, Inc.                                        969,000     593,301       0.0%
#   D-Link Corp.                                                  10,457,552   3,924,272       0.0%
#   DA CIN Construction Co., Ltd.                                  2,403,579   1,430,709       0.0%
    Da-Li Development Co., Ltd.                                       91,077     101,181       0.0%
*   Danen Technology Corp.                                           816,000     207,175       0.0%
#   Darfon Electronics Corp.                                       3,762,950   3,308,238       0.0%
#   Darwin Precisions Corp.                                        6,140,635   6,650,101       0.1%
#   Delpha Construction Co., Ltd.                                  1,614,016     730,754       0.0%
#   Depo Auto Parts Ind Co., Ltd.                                    268,000     716,386       0.0%
    Dimerco Express Corp.                                            188,000     139,285       0.0%
#*  Dynamic Electronics Co., Ltd.                                  4,422,324   1,716,645       0.0%
    Dynapack International Technology Corp.                          482,000     818,496       0.0%
    E Ink Holdings, Inc.                                           6,622,000   9,249,570       0.1%
*   E-Ton Solar Tech Co., Ltd.                                     3,546,443   1,161,770       0.0%
    E.Sun Financial Holding Co., Ltd.                             93,934,033  57,176,460       0.3%
#   Edimax Technology Co., Ltd.                                    3,008,902   1,033,355       0.0%
#*  Edison Opto Corp.                                              1,362,000     704,999       0.0%
#   Edom Technology Co., Ltd.                                        731,046     380,789       0.0%
#   Elite Semiconductor Memory Technology, Inc.                      576,000     950,564       0.0%
#*  Elitegroup Computer Systems Co., Ltd.                          5,247,395   4,109,047       0.0%
    Emerging Display Technologies Corp.                               45,000      14,930       0.0%
    ENG Electric Co., Ltd.                                         1,796,997     727,261       0.0%
#   EnTie Commercial Bank Co., Ltd.                                2,271,232     953,048       0.0%
#*  Epistar Corp.                                                 13,810,869  22,381,708       0.1%
#   Eson Precision Ind. Co., Ltd.                                    327,000     579,915       0.0%
    Eternal Materials Co., Ltd.                                    1,763,256   1,780,560       0.0%
*   Etron Technology, Inc.                                           643,000     357,624       0.0%
    Eva Airways Corp.                                             19,763,174   9,741,427       0.1%
#   Everest Textile Co., Ltd.                                      3,689,802   1,804,769       0.0%
    Evergreen International Storage & Transport Corp.              8,972,000   4,165,757       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                           18,671,607  11,184,404       0.1%
#   Everlight Chemical Industrial Corp.                              484,950     303,982       0.0%
#   Everlight Electronics Co., Ltd.                                2,262,000   3,455,679       0.0%
#   Excelsior Medical Co., Ltd.                                    1,478,726   2,204,138       0.0%
#   EZconn Corp.                                                     173,000     241,780       0.0%
    Far Eastern Department Stores, Ltd.                            9,572,445   4,714,894       0.0%
    Far Eastern International Bank                                30,027,089   9,321,664       0.1%
    Far Eastern New Century Corp.                                 18,712,528  16,048,617       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
#*  Farglory F T Z Investment Holding Co., Ltd.                    1,258,000 $    598,709       0.0%
    Farglory Land Development Co., Ltd.                            3,192,264    3,489,246       0.0%
#   Federal Corp.                                                  7,585,160    3,558,814       0.0%
    Feng Hsin Steel Co., Ltd.                                        209,000      361,162       0.0%
*   First Copper Technology Co., Ltd.                              2,726,750      959,360       0.0%
    First Financial Holding Co., Ltd.                            146,060,158   94,231,411       0.5%
#   First Hotel                                                    1,722,157      888,013       0.0%
#   First Insurance Co., Ltd. (The)                                3,911,064    1,737,854       0.0%
*   First Steamship Co., Ltd.                                      9,048,360    2,397,190       0.0%
#   FocalTech Systems Co., Ltd.                                      874,000      941,756       0.0%
    Forest Water Environment Engineering Co., Ltd.                    32,000       62,866       0.0%
#   Formosa Advanced Technologies Co., Ltd.                        2,188,000    2,425,751       0.0%
    Formosa Chemicals & Fibre Corp.                                2,260,000    6,865,913       0.1%
    Formosa Laboratories, Inc.                                       168,000      458,467       0.0%
    Formosa Taffeta Co., Ltd.                                      8,831,511    9,064,069       0.1%
#   Formosan Rubber Group, Inc.                                    6,066,957    2,988,259       0.0%
#   Formosan Union Chemical                                        3,240,572    1,982,886       0.0%
#   Fortune Electric Co., Ltd.                                       513,000      327,543       0.0%
#   Founding Construction & Development Co., Ltd.                  3,491,418    1,799,993       0.0%
    Foxconn Technology Co., Ltd.                                   8,452,142   26,957,749       0.2%
#   Foxlink Image Technology Co., Ltd.                             1,568,000    1,047,801       0.0%
#   Froch Enterprise Co., Ltd.                                     2,358,734    1,263,887       0.0%
#   FSP Technology, Inc.                                           1,976,292    1,540,398       0.0%
#   Fubon Financial Holding Co., Ltd.                             88,710,471  141,378,692       0.7%
    Fulgent Sun International Holding Co., Ltd.                       41,922      106,088       0.0%
#   Fullerton Technology Co., Ltd.                                 1,517,200    1,202,325       0.0%
#   Fulltech Fiber Glass Corp.                                     5,152,690    2,717,752       0.0%
    Fwusow Industry Co., Ltd.                                      2,842,119    1,653,470       0.0%
#   G Shank Enterprise Co., Ltd.                                   2,144,902    1,867,185       0.0%
    Gallant Precision Machining Co., Ltd.                            858,000      678,573       0.0%
#   Gemtek Technology Corp.                                        4,459,962    3,607,541       0.0%
*   Genesis Photonics, Inc.                                        1,071,810       92,625       0.0%
    Getac Technology Corp.                                         4,437,065    6,197,027       0.1%
#   Giantplus Technology Co., Ltd.                                 3,199,100    2,484,417       0.0%
    Gigabyte Technology Co., Ltd.                                  8,176,287   12,676,128       0.1%
#*  Gigastorage Corp.                                              5,165,600    3,300,529       0.0%
#*  Gintech Energy Corp.                                           8,128,044    5,100,168       0.0%
    Global Brands Manufacture, Ltd.                                4,691,951    2,164,239       0.0%
#   Global Lighting Technologies, Inc.                             1,009,000    1,459,792       0.0%
    Global Mixed Mode Technology, Inc.                                73,000      167,992       0.0%
    Globe Union Industrial Corp.                                   3,254,625    2,176,604       0.0%
    Gloria Material Technology Corp.                               7,458,116    4,922,392       0.0%
#*  Gold Circuit Electronics, Ltd.                                 6,858,965    2,344,696       0.0%
#*  Goldsun Building Materials Co., Ltd.                          18,172,261    5,437,794       0.0%
#   Good Will Instrument Co., Ltd.                                   552,746      466,604       0.0%
    Grand Ocean Retail Group, Ltd.                                   357,000      265,371       0.0%
#   Grand Pacific Petrochemical                                   14,804,000   11,223,035       0.1%
#   Great China Metal Industry                                       902,000      762,824       0.0%
#   Great Wall Enterprise Co., Ltd.                                6,865,597    7,808,574       0.1%
#*  Green Energy Technology, Inc.                                  3,762,880    2,417,689       0.0%
#   Green Seal Holding, Ltd.                                         769,000    1,825,848       0.0%
#   GTM Holdings Corp.                                             1,899,000    1,080,674       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
#   Hannstar Board Corp.                                           5,208,635 $ 3,154,725       0.0%
#   HannStar Display Corp.                                        40,927,435  15,895,671       0.1%
*   HannsTouch Solution, Inc.                                      3,013,481   1,055,076       0.0%
    Hanpin Electron Co., Ltd.                                        237,000     245,338       0.0%
#*  Harvatek Corp.                                                 2,874,553   1,606,741       0.0%
#   Hey Song Corp.                                                 2,920,500   3,011,691       0.0%
#   Highwealth Construction Corp.                                  1,650,000   2,207,419       0.0%
#   Hiroca Holdings, Ltd.                                            838,000   3,211,442       0.0%
*   HiTi Digital, Inc.                                               127,000      50,960       0.0%
#   Hitron Technology, Inc.                                        2,134,885   1,551,979       0.0%
#*  Ho Tung Chemical Corp.                                        12,183,475   3,681,772       0.0%
#*  Hocheng Corp.                                                  4,163,300   1,290,605       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                         118,124      37,442       0.0%
    Holy Stone Enterprise Co., Ltd.                                2,141,055   3,191,048       0.0%
    Hon Hai Precision Industry Co., Ltd.                          25,539,240  94,927,894       0.5%
#   Hong Pu Real Estate Development Co., Ltd.                      3,669,655   2,465,223       0.0%
    Hong TAI Electric Industrial                                   3,067,000   1,073,177       0.0%
    Hong YI Fiber Industry Co.                                       638,000     473,064       0.0%
*   Horizon Securities Co., Ltd.                                   5,718,000   1,483,662       0.0%
#   Hsin Kuang Steel Co., Ltd.                                     3,124,124   3,115,334       0.0%
    Hsing TA Cement Co.                                            1,771,542     740,113       0.0%
#*  HTC Corp.                                                      6,559,000  14,719,813       0.1%
*   HUA ENG Wire & Cable Co., Ltd.                                 5,679,035   1,893,119       0.0%
    Hua Nan Financial Holdings Co., Ltd.                          62,273,363  34,080,014       0.2%
#   Huaku Development Co., Ltd.                                    2,020,000   4,534,159       0.0%
#   Huang Hsiang Construction Corp.                                1,195,000   1,237,164       0.0%
    Hung Ching Development & Construction Co., Ltd.                1,843,468   1,226,555       0.0%
#   Hung Sheng Construction, Ltd.                                  6,699,892   5,295,336       0.0%
#   Huxen Corp.                                                      275,281     400,756       0.0%
*   Hwacom Systems, Inc.                                             333,000     154,631       0.0%
#*  I-Chiun Precision Industry Co., Ltd.                           2,708,000   1,014,914       0.0%
#*  Ichia Technologies, Inc.                                       2,144,260   1,167,188       0.0%
    Ideal Bike Corp.                                                  80,271      29,949       0.0%
    Infortrend Technology, Inc.                                    1,077,000     498,186       0.0%
#   Innolux Corp.                                                150,377,544  65,911,366       0.4%
    Inpaq Technology Co., Ltd.                                       315,000     295,286       0.0%
#   Inventec Corp.                                                31,534,277  24,505,557       0.1%
    ITE Technology, Inc.                                           1,908,479   2,284,647       0.0%
#   Jarllytec Co., Ltd.                                              530,000     955,673       0.0%
    Jentech Precision Industrial Co., Ltd.                            38,000      97,476       0.0%
    Jess-Link Products Co., Ltd.                                   1,003,500   1,128,530       0.0%
    Jih Sun Financial Holdings Co., Ltd.                           8,359,814   2,219,764       0.0%
#   Jinli Group Holdings, Ltd.                                     1,292,856   1,237,764       0.0%
    Johnson Health Tech Co., Ltd.                                    150,000     164,181       0.0%
#   K Laser Technology, Inc.                                       1,894,601   1,014,914       0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.                            1,687,078     626,716       0.0%
    Kaori Heat Treatment Co., Ltd.                                    38,000      50,553       0.0%
#   Kaulin Manufacturing Co., Ltd.                                 2,357,656   1,543,700       0.0%
    KEE TAI Properties Co., Ltd.                                   1,968,000     685,516       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                        1,954,000     671,047       0.0%
    Kindom Construction Corp.                                      5,773,000   3,688,461       0.0%
    King Chou Marine Technology Co., Ltd.                            190,100     210,301       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
#   King Yuan Electronics Co., Ltd.                               16,246,805 $17,230,238       0.1%
#   King's Town Bank Co., Ltd.                                    11,404,012  12,463,576       0.1%
*   King's Town Construction Co., Ltd.                               169,380     127,743       0.0%
#   Kinko Optical Co., Ltd.                                        1,853,000   2,868,211       0.0%
#   Kinpo Electronics                                             19,880,375   6,857,239       0.1%
#   Kinsus Interconnect Technology Corp.                           2,670,000   6,736,349       0.1%
#   KS Terminals, Inc.                                                92,880     247,166       0.0%
#   Kung Sing Engineering Corp.                                    3,441,000   1,312,495       0.0%
#*  Kuo Toong International Co., Ltd.                              1,048,160     631,383       0.0%
#   Kuoyang Construction Co., Ltd.                                 6,707,840   2,714,430       0.0%
    Kwong Fong Industries Corp.                                    1,529,649   1,085,379       0.0%
    Kwong Lung Enterprise Co., Ltd.                                   58,000      82,444       0.0%
#*  KYE Systems Corp.                                              4,044,909   1,368,677       0.0%
#   L&K Engineering Co., Ltd.                                      2,117,000   2,651,592       0.0%
*   LAN FA Textile                                                 3,125,713     883,379       0.0%
    Lanner Electronics, Inc.                                          79,000     112,121       0.0%
#   LCY Chemical Corp.                                             2,528,000   3,455,363       0.0%
#   Leader Electronics, Inc.                                       1,966,056     642,300       0.0%
#*  Lealea Enterprise Co., Ltd.                                   11,750,941   4,403,308       0.0%
#   Ledtech Electronics Corp.                                        660,000     306,495       0.0%
    LEE CHI Enterprises Co., Ltd.                                  3,199,900   1,300,232       0.0%
*   Leofoo Development Co., Ltd.                                   4,911,908   1,304,791       0.0%
*   LES Enphants Co., Ltd.                                           877,000     333,094       0.0%
#*  Lextar Electronics Corp.                                       5,217,000   3,159,085       0.0%
#*  Li Peng Enterprise Co., Ltd.                                   9,229,381   2,642,135       0.0%
#   Lien Hwa Industrial Corp.                                      8,919,904   9,465,259       0.1%
#   Lingsen Precision Industries, Ltd.                             6,068,480   3,243,680       0.0%
#   Lite-On Semiconductor Corp.                                    3,397,729   4,277,282       0.0%
    Lite-On Technology Corp.                                      29,285,738  41,356,767       0.2%
    Long Bon International Co., Ltd.                                 329,000     153,247       0.0%
#   Long Chen Paper Co., Ltd.                                     11,155,971  16,435,294       0.1%
#   Longwell Co.                                                   1,200,000   2,917,491       0.0%
    Lotes Co., Ltd.                                                  189,000   1,166,668       0.0%
#   Lucky Cement Corp.                                             3,348,000     967,088       0.0%
#*  LuxNet Corp.                                                     382,000     352,036       0.0%
    Macroblock, Inc.                                                  72,300     163,117       0.0%
#*  Macronix International                                        24,995,677  45,708,001       0.3%
#   Marketech International Corp.                                  1,965,000   2,557,124       0.0%
#   Masterlink Securities Corp.                                   17,714,489   4,959,020       0.0%
#   Mayer Steel Pipe Corp.                                         2,350,456   1,079,681       0.0%
#   Maywufa Co., Ltd.                                                252,070     112,458       0.0%
    MediaTek, Inc.                                                 3,309,000  37,654,807       0.2%
    Mega Financial Holding Co., Ltd.                             123,127,796  96,790,402       0.5%
    Meiloon Industrial Co.                                         1,183,648   1,297,222       0.0%
    Mercuries & Associates Holding, Ltd.                           2,944,736   2,383,577       0.0%
*   Mercuries Life Insurance Co., Ltd.                             8,268,468   4,361,902       0.0%
    MIN AIK Technology Co., Ltd.                                   1,687,000   1,571,800       0.0%
#   Mitac Holdings Corp.                                           9,144,754  11,375,265       0.1%
*   Mosel Vitelic, Inc.                                              279,067     186,175       0.0%
#*  Motech Industries, Inc.                                        6,728,658   5,257,772       0.0%
    MPI Corp.                                                         13,000      31,443       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                       1,652,000     410,312       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
    Nan Ya Printed Circuit Board Corp.                            3,428,000 $ 3,104,140       0.0%
#   Nantex Industry Co., Ltd.                                     1,811,390   1,315,791       0.0%
#*  Neo Solar Power Corp.                                         5,692,056   2,890,215       0.0%
    New Asia Construction & Development Corp.                     1,810,304     391,438       0.0%
    New Era Electronics Co., Ltd.                                   203,000     129,939       0.0%
    Nichidenbo Corp.                                                 76,000      71,964       0.0%
    Nien Hsing Textile Co., Ltd.                                  2,158,061   2,144,165       0.0%
#   Nishoku Technology, Inc.                                        324,000     772,845       0.0%
*   Ocean Plastics Co., Ltd.                                        265,000     252,670       0.0%
*   Optimax Technology Corp.                                        499,597      72,737       0.0%
#   OptoTech Corp.                                                6,895,387   4,762,261       0.0%
*   Orient Semiconductor Electronics, Ltd.                        1,853,000     565,634       0.0%
    Oriental Union Chemical Corp.                                 1,085,000     934,144       0.0%
    P-Two Industries, Inc.                                           28,000      17,788       0.0%
#   Pacific Construction Co.                                      2,487,452     846,264       0.0%
    Pan Jit International, Inc.                                   5,163,837   5,176,899       0.0%
#   Pan-International Industrial Corp.                            5,339,444   4,537,650       0.0%
#   Paragon Technologies Co., Ltd.                                  889,191   1,032,202       0.0%
#   Pegatron Corp.                                               25,556,998  66,224,545       0.4%
#*  Phihong Technology Co., Ltd.                                  3,918,882   1,677,758       0.0%
    Plastron Precision Co., Ltd.                                     32,560      22,243       0.0%
    Plotech Co., Ltd.                                               330,000     197,064       0.0%
    Pou Chen Corp.                                               14,326,550  18,055,343       0.1%
#   Powertech Industrial Co., Ltd.                                  124,000      73,036       0.0%
#*  President Securities Corp.                                   13,605,324   6,475,204       0.1%
*   Prime Electronics & Satellitics, Inc.                           406,000     122,942       0.0%
    Prince Housing & Development Corp.                            6,506,018   2,395,449       0.0%
    Promate Electronic Co., Ltd.                                    103,000      95,288       0.0%
#*  Promise Technology, Inc.                                        909,000     365,108       0.0%
    Qisda Corp.                                                  27,278,171  19,925,978       0.1%
    Qualipoly Chemical Corp.                                        276,756     319,873       0.0%
#   Quanta Storage, Inc.                                          2,218,000   2,880,802       0.0%
#   Quintain Steel Co., Ltd.                                      4,592,684   1,386,104       0.0%
#   Radiant Opto-Electronics Corp.                                4,795,000  10,665,514       0.1%
*   Radium Life Tech Co., Ltd.                                    9,154,124   4,098,644       0.0%
#   Rich Development Co., Ltd.                                    7,252,054   2,239,567       0.0%
#*  Ritek Corp.                                                  26,085,669   4,337,177       0.0%
#*  Rotam Global Agrosciences, Ltd.                                 415,693     424,647       0.0%
#*  Ruentex Development Co., Ltd.                                 5,405,200   5,551,234       0.0%
    Sampo Corp.                                                   6,669,925   3,074,304       0.0%
    San Fang Chemical Industry Co., Ltd.                             23,000      26,924       0.0%
    San Far Property, Ltd.                                           71,000      26,613       0.0%
    Sanyang Motor Co., Ltd.                                       2,641,624   1,910,100       0.0%
    SCI Pharmtech, Inc.                                              91,000     176,568       0.0%
#   Sesoda Corp.                                                  1,687,713   1,640,247       0.0%
    Shan-Loong Transportation Co., Ltd.                             223,000     236,675       0.0%
    Sharehope Medicine Co., Ltd.                                     66,150      82,487       0.0%
    Sheng Yu Steel Co., Ltd.                                      2,081,000   2,313,748       0.0%
#   ShenMao Technology, Inc.                                      1,202,000   1,070,550       0.0%
#   Shih Her Technologies, Inc.                                     411,000     538,453       0.0%
*   Shih Wei Navigation Co., Ltd.                                 3,113,288     905,280       0.0%
#   Shihlin Electric & Engineering Corp.                          4,496,000   6,194,951       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
#   Shin Kong Financial Holding Co., Ltd.                        116,891,430 $37,402,048       0.2%
#   Shin Zu Shing Co., Ltd.                                        1,507,000   4,178,730       0.0%
*   Shining Building Business Co., Ltd.                              294,945     102,230       0.0%
#   Shinkong Insurance Co., Ltd.                                   3,543,412   3,101,231       0.0%
    Shinkong Synthetic Fibers Corp.                               22,698,754   7,316,738       0.1%
#   Shuttle, Inc.                                                  4,367,015   1,745,951       0.0%
    Sigurd Microelectronics Corp.                                  6,337,047   5,510,029       0.0%
#*  Silicon Integrated Systems Corp.                               4,978,808   1,504,132       0.0%
#*  Silitech Technology Corp.                                        824,803     536,288       0.0%
    Simplo Technology Co., Ltd.                                      434,000   2,498,088       0.0%
    Sincere Navigation Corp.                                       5,084,740   3,665,870       0.0%
    Sinher Technology, Inc.                                          179,000     295,751       0.0%
    Sino-American Silicon Products, Inc.                           8,372,000  23,377,438       0.1%
#   Sinon Corp.                                                    5,819,877   3,425,980       0.0%
    SinoPac Financial Holdings Co., Ltd.                         126,503,133  38,811,578       0.2%
    Sinphar Pharmaceutical Co., Ltd.                                  18,000      13,072       0.0%
    Sirtec International Co., Ltd.                                   276,000     447,529       0.0%
#   Siward Crystal Technology Co., Ltd.                            2,519,875   1,651,097       0.0%
*   Solar Applied Materials Technology Co.                         2,393,438   1,135,481       0.0%
#*  Solartech Energy Corp.                                         4,352,165   2,274,821       0.0%
    Solomon Technology Corp.                                         396,000     313,436       0.0%
    Solteam Electronics Co., Ltd.                                     39,390      53,109       0.0%
    Southeast Cement Co., Ltd.                                     3,220,700   1,559,961       0.0%
#   Spirox Corp.                                                     505,563     344,432       0.0%
    Standard Chemical & Pharmaceutical Co., Ltd.                     114,000     121,720       0.0%
    Stark Technology, Inc.                                         1,468,160   1,662,264       0.0%
    Sunko INK Co., Ltd.                                               76,000      32,518       0.0%
#   Sunplus Technology Co., Ltd.                                   7,000,620   4,221,035       0.0%
    Sunrex Technology Corp.                                        1,497,949     884,850       0.0%
#   Sunspring Metal Corp.                                            649,000     840,472       0.0%
#   Supreme Electronics Co., Ltd.                                  4,785,441   5,155,591       0.0%
    Swancor Holding Co., Ltd.                                        105,000     263,328       0.0%
    Sweeten Real Estate Development Co., Ltd.                      1,174,925     541,503       0.0%
    Syncmold Enterprise Corp.                                         68,000     157,667       0.0%
    Synnex Technology International Corp.                          5,999,550   7,605,165       0.1%
    Sysage Technology Co., Ltd.                                      134,186     129,949       0.0%
    Systex Corp.                                                   1,007,801   1,978,997       0.0%
#   T-Mac Techvest PCB Co., Ltd.                                   1,603,000     654,020       0.0%
    T3EX Global Holdings Corp.                                       235,499     189,956       0.0%
#   TA Chen Stainless Pipe                                         9,303,909   5,895,756       0.1%
#*  Ta Ya Electric Wire & Cable                                    7,029,329   2,166,644       0.0%
#   TA-I Technology Co., Ltd.                                      1,472,170   1,202,360       0.0%
#   Tah Hsin Industrial Corp.                                      1,477,900   1,237,256       0.0%
    TAI Roun Products Co., Ltd.                                       63,000      21,514       0.0%
#   Tai Tung Communication Co., Ltd.                                 360,000     243,183       0.0%
    Tai-Saw Technology Co., Ltd.                                      37,000      22,093       0.0%
#   Taichung Commercial Bank Co., Ltd.                            34,308,654  10,989,675       0.1%
#   Taiflex Scientific Co., Ltd.                                     838,960   1,347,076       0.0%
#   Tainan Enterprises Co., Ltd.                                   1,134,183     880,212       0.0%
#   Tainan Spinning Co., Ltd.                                     18,416,485   8,279,053       0.1%
#*  Tainergy Tech Co., Ltd.                                        2,172,000     995,215       0.0%
    Taishin Financial Holding Co., Ltd.                          125,257,679  54,839,668       0.3%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
#*  Taisun Enterprise Co., Ltd.                                    1,776,410 $  1,093,050       0.0%
#*  Taita Chemical Co., Ltd.                                       2,678,864      950,909       0.0%
#   Taiwan Business Bank                                          60,840,385   16,808,089       0.1%
#   Taiwan Cement Corp.                                           50,647,440   56,294,730       0.3%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                   365,000      674,286       0.0%
#   Taiwan Cogeneration Corp.                                      2,535,333    1,984,071       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.               106,921,111   57,807,027       0.3%
#   Taiwan Fertilizer Co., Ltd.                                    5,159,000    6,741,986       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                       1,343,000      899,458       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                             667,000      848,158       0.0%
#*  Taiwan Glass Industry Corp.                                   13,321,982    6,876,237       0.1%
    Taiwan Hon Chuan Enterprise Co., Ltd.                            596,932    1,079,065       0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                 1,732,000    1,097,186       0.0%
#*  Taiwan Land Development Corp.                                 10,031,322    3,359,166       0.0%
    Taiwan Line Tek Electronic                                       146,771      168,653       0.0%
#*  Taiwan Mask Corp.                                              2,775,250    1,708,619       0.0%
*   Taiwan Navigation Co., Ltd.                                    1,597,000      826,067       0.0%
    Taiwan PCB Techvest Co., Ltd.                                  3,813,946    4,168,455       0.0%
#*  Taiwan Prosperity Chemical Corp.                                 800,000      488,389       0.0%
#*  Taiwan Pulp & Paper Corp.                                      4,239,660    2,679,272       0.0%
    Taiwan Sakura Corp.                                              293,177      379,463       0.0%
    Taiwan Shin Kong Security Co., Ltd.                               39,000       50,106       0.0%
#   Taiwan Styrene Monomer                                         3,118,647    2,110,920       0.0%
    Taiwan Surface Mounting Technology Corp.                       3,083,991    2,931,212       0.0%
#   Taiwan TEA Corp.                                               8,595,092    4,575,112       0.0%
#   Taiyen Biotech Co., Ltd.                                       1,855,217    1,734,908       0.0%
#*  Tatung Co., Ltd.                                              30,477,342   14,066,026       0.1%
    Te Chang Construction Co., Ltd.                                   80,260       53,409       0.0%
    Teco Electric and Machinery Co., Ltd.                         26,978,725   25,197,373       0.1%
#   Test Rite International Co., Ltd.                              1,514,266    1,150,119       0.0%
*   Tex-Ray Industrial Co., Ltd.                                     444,000      162,666       0.0%
    Thye Ming Industrial Co., Ltd.                                    26,000       33,247       0.0%
    Ton Yi Industrial Corp.                                        3,205,600    1,451,177       0.0%
#   Tong-Tai Machine & Tool Co., Ltd.                              3,410,447    2,313,534       0.0%
#   Topoint Technology Co., Ltd.                                   2,297,288    1,638,335       0.0%
*   TPK Holding Co., Ltd.                                          3,478,000   11,489,473       0.1%
    Tripod Technology Corp.                                        2,937,000   10,816,424       0.1%
#   TrueLight Corp.                                                  287,000      323,750       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                  134,000      103,521       0.0%
*   TSEC Corp.                                                     1,576,000      601,503       0.0%
#   Tung Ho Steel Enterprise Corp.                                12,861,274   10,345,590       0.1%
    TXC Corp.                                                      1,169,000    1,563,259       0.0%
#   TYC Brother Industrial Co., Ltd.                               1,472,723    1,685,320       0.0%
*   Tycoons Group Enterprise                                       7,363,938    1,482,034       0.0%
    Tyntek Corp.                                                   3,017,097    1,392,146       0.0%
    U-Ming Marine Transport Corp.                                  1,121,000    1,330,313       0.0%
    UDE Corp.                                                        268,000      535,137       0.0%
#   Unimicron Technology Corp.                                    23,602,363   13,469,973       0.1%
#   Union Bank Of Taiwan                                          13,025,837    3,887,602       0.0%
#   Unitech Computer Co., Ltd.                                     1,606,739    1,060,618       0.0%
#*  Unitech Printed Circuit Board Corp.                            7,109,281    3,361,569       0.0%
#   United Microelectronics Corp.                                209,748,681  108,252,366       0.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    United Radiant Technology                                         95,000 $    49,468       0.0%
#   Unity Opto Technology Co., Ltd.                                2,924,000   1,154,457       0.0%
    Univacco Technology, Inc.                                         46,000      29,137       0.0%
#   Universal Cement Corp.                                         6,004,583   4,649,688       0.0%
#   Unizyx Holding Corp.                                           4,362,000   2,084,357       0.0%
    UPC Technology Corp.                                          12,688,214   7,052,700       0.1%
    USI Corp.                                                      7,573,184   3,743,521       0.0%
#   Usun Technology Co., Ltd.                                        217,000     385,654       0.0%
#   Ve Wong Corp.                                                  1,616,806   1,337,298       0.0%
#   Victory New Materials, Ltd. Co.                                  744,700   1,165,875       0.0%
#*  Wafer Works Corp.                                              5,100,092   6,376,215       0.1%
*   Wah Hong Industrial Corp.                                        395,516     281,320       0.0%
    Wah Lee Industrial Corp.                                       2,043,000   3,584,696       0.0%
#   Walsin Lihwa Corp.                                            38,942,412  19,904,702       0.1%
    Walsin Technology Corp.                                        6,026,797  15,562,834       0.1%
#   Walton Advanced Engineering, Inc.                              3,931,853   2,089,909       0.0%
    Wan Hai Lines, Ltd.                                            8,094,000   4,902,683       0.0%
    Waterland Financial Holdings Co., Ltd.                        33,910,112  10,289,060       0.1%
#   Weikeng Industrial Co., Ltd.                                   2,190,072   1,300,096       0.0%
#   Well Shin Technology Co., Ltd.                                 1,009,080   2,091,849       0.0%
    Wha Yu Industrial Co., Ltd.                                      302,000     180,475       0.0%
#   Winbond Electronics Corp.                                     41,546,885  36,027,727       0.2%
    Winstek Semiconductor Co., Ltd.                                   31,000      25,576       0.0%
    Wintek Corp.                                                  20,783,484     236,437       0.0%
#   Wisdom Marine Lines Co., Ltd.                                  2,809,956   2,516,959       0.0%
    Wistron Corp.                                                 44,012,309  36,762,632       0.2%
    WPG Holdings, Ltd.                                             8,603,092  11,785,926       0.1%
    WT Microelectronics Co., Ltd.                                  6,744,751  10,667,535       0.1%
    WUS Printed Circuit Co., Ltd.                                  3,213,739   2,020,679       0.0%
    Xxentria Technology Materials Corp.                              259,000     549,810       0.0%
    Yageo Corp.                                                    1,037,050   8,237,827       0.1%
*   Yang Ming Marine Transport Corp.                               8,787,215   3,603,418       0.0%
#   YC Co., Ltd.                                                   6,822,177   3,110,665       0.0%
    YC INOX Co., Ltd.                                              4,977,833   4,252,683       0.0%
    YeaShin International Development Co., Ltd.                      258,147     138,662       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                   1,020,000   2,355,269       0.0%
#*  YFY, Inc.                                                     20,003,847   7,829,691       0.1%
#   Yi Jinn Industrial Co., Ltd.                                   3,038,142   1,259,365       0.0%
#   Yieh Phui Enterprise Co., Ltd.                                17,489,347   6,675,463       0.1%
#*  Young Fast Optoelectronics Co., Ltd.                           1,696,000     973,660       0.0%
*   Young Optics, Inc.                                                31,000      67,592       0.0%
#   Youngtek Electronics Corp.                                       943,047   1,761,063       0.0%
    Yuanta Financial Holding Co., Ltd.                           116,044,918  51,609,544       0.3%
#   Yulon Motor Co., Ltd.                                         12,352,572  10,329,398       0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                 243,687     642,691       0.0%
    Yungshin Construction & Development Co., Ltd.                     22,000      23,292       0.0%
#   Zenitron Corp.                                                 2,976,000   1,845,370       0.0%
#   Zero One Technology Co., Ltd.                                    376,000     248,818       0.0%
#   Zhen Ding Technology Holding, Ltd.                             3,478,000   8,727,484       0.1%
#   Zig Sheng Industrial Co., Ltd.                                 6,749,352   2,721,870       0.0%
    Zinwell Corp.                                                    890,000     896,793       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
TAIWAN -- (Continued)
#   ZongTai Real Estate Development Co., Ltd.                      1,366,844 $      839,543       0.0%
                                                                             --------------      ----
TOTAL TAIWAN                                                                  3,217,138,053      16.4%
                                                                             --------------      ----
THAILAND -- (2.7%)
    AAPICO Hitech PCL(B013L48)                                       681,760        754,205       0.0%
    AAPICO Hitech PCL(B013KZ2)                                       123,300        136,402       0.0%
    AJ Plast PCL                                                   1,441,800        603,282       0.0%
    Amata Corp. PCL                                                2,978,590      1,927,745       0.0%
    AP Thailand PCL                                               18,476,230      4,949,983       0.0%
    Asia Aviation PCL(B86KK09)                                       405,600         78,141       0.0%
    Asia Aviation PCL(B8J72C3)                                     4,322,900        832,828       0.0%
    Asia Plus Group Holdings PCL                                   5,164,800        640,547       0.0%
    Bangchak Corp. PCL                                             7,893,100      9,919,835       0.1%
    Bangkok Airways PCL                                            2,538,700      1,406,143       0.0%
    Bangkok Bank PCL                                               1,741,253     10,116,250       0.1%
    Bangkok Insurance PCL                                            212,828      2,312,791       0.0%
    Bangkok Land PCL                                             119,029,296      6,628,663       0.1%
    Bangkok Ranch PCL                                                203,100         49,522       0.0%
    Banpu PCL                                                     18,451,650      9,720,165       0.1%
    Cal-Comp Electronics Thailand PCL Class F                     30,197,914      3,163,418       0.0%
    Charoen Pokphand Foods PCL                                    18,236,100     14,272,685       0.1%
    Charoong Thai Wire & Cable PCL Class F                         1,255,800        381,806       0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                        408,100        151,103       0.0%
*   G J Steel PCL                                                 27,256,975        344,610       0.0%
    Golden Land Property Development PCL                             502,200        145,127       0.0%
    Hana Microelectronics PCL                                      1,775,300      2,605,234       0.0%
    ICC International PCL                                          2,663,700      3,026,932       0.0%
    IRPC PCL                                                      83,697,900     16,250,796       0.1%
    Kasikornbank PCL                                               1,348,800      8,932,450       0.1%
    KGI Securities Thailand PCL                                   11,247,700      1,516,848       0.0%
    Khon Kaen Sugar Industry PCL                                   9,372,854      1,269,652       0.0%
    Kiatnakin Bank PCL                                             3,677,800      8,386,314       0.1%
    Krung Thai Bank PCL                                           35,910,100     19,673,805       0.1%
    Laguna Resorts & Hotels PCL                                    1,022,500        800,271       0.0%
    Lanna Resources PCL                                              846,100        366,762       0.0%
    LH Financial Group PCL                                        15,379,446        814,805       0.0%
    LPN Development PCL                                            3,789,001      1,494,157       0.0%
    MBK PCL                                                          221,600        156,761       0.0%
*   MCOT PCL                                                       1,028,300        380,737       0.0%
*   Millcon Steel PCL                                              1,176,300         61,612       0.0%
    MK Real Estate Development PCL                                 2,855,400        324,907       0.0%
*   Nation Multimedia Group PCL                                    2,644,800         48,565       0.0%
    Padaeng Industry PCL                                             453,900        406,488       0.0%
    Polyplex Thailand PCL                                          4,398,525      1,853,683       0.0%
*   Precious Shipping PCL                                          9,750,850      3,140,701       0.0%
    Property Perfect PCL                                          36,884,900      1,032,600       0.0%
    Pruksa Holding PCL                                             2,267,200      1,723,263       0.0%
    PTT Exploration & Production PCL                              20,043,700     52,040,010       0.3%
    PTT Global Chemical PCL                                       17,297,941     41,656,691       0.2%
    PTT PCL                                                       15,428,250    195,059,151       1.0%
    Quality Houses PCL                                            23,229,797      2,055,858       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
*   Regional Container Lines PCL                                  4,736,500 $  1,190,541       0.0%
    Rojana Industrial Park PCL                                    4,881,273      888,974       0.0%
    Saha Pathana Inter-Holding PCL                                2,801,300    5,818,474       0.0%
    Saha Pathanapibul PCL                                         1,594,833    2,484,425       0.0%
    Saha-Union PCL                                                2,662,200    3,586,197       0.0%
    Sahaviriya Steel Industries PCL                              90,527,440       25,616       0.0%
    Sansiri PCL                                                  78,474,966    5,669,474       0.0%
    SC Asset Corp PCL                                            30,414,653    3,112,878       0.0%
    Siam Commercial Bank PCL (The)                                   42,700      188,307       0.0%
    Siam Future Development PCL                                   6,903,546    1,506,644       0.0%
    Siamgas & Petrochemicals PCL                                  4,174,500    2,827,401       0.0%
    Somboon Advance Technology PCL                                2,839,900    1,752,497       0.0%
    Sri Ayudhya Capital PCL                                          85,100       77,492       0.0%
    Sri Trang Agro-Industry PCL                                   7,623,240    2,914,363       0.0%
    Srithai Superware PCL                                        18,906,200      990,271       0.0%
    STP & I PCL                                                     892,700      180,045       0.0%
*   Tata Steel Thailand PCL                                      49,821,100    1,499,732       0.0%
*   Thai Airways International PCL                               15,586,511    8,726,945       0.1%
    Thai Oil PCL                                                  7,829,200   24,039,085       0.1%
    Thai Rayon PCL                                                   58,700      100,719       0.0%
    Thai Stanley Electric PCL                                        43,100      291,917       0.0%
    Thai Stanley Electric PCL Class F                               174,600    1,182,571       0.0%
    Thai Wacoal PCL                                                  85,000      121,538       0.0%
    Thaicom PCL                                                   4,055,500    1,684,705       0.0%
    Thanachart Capital PCL                                        7,494,700   12,352,042       0.1%
    Thitikorn PCL                                                 1,644,100      861,148       0.0%
    Thoresen Thai Agencies PCL                                    8,442,578    2,465,172       0.0%
    TMB Bank PCL                                                 52,182,700    4,052,720       0.0%
    TPI Polene PCL                                               68,159,640    4,595,954       0.0%
*   True Corp. PCL                                                3,240,400      599,893       0.0%
    Vinythai PCL                                                  6,403,517    3,990,151       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               533,392,195       2.7%
                                                                            ------------       ---
TURKEY -- (1.3%)
    Adana Cimento Sanayii TAS Class A                               181,309      306,461       0.0%
    Akbank Turk A.S.                                             14,768,312   39,067,773       0.2%
#*  Akenerji Elektrik Uretim A.S.                                 2,703,487      657,266       0.0%
#   Alarko Holding A.S.                                             903,603    1,779,317       0.0%
    Albaraka Turk Katilim Bankasi A.S.                            3,428,318    1,176,702       0.0%
    Anadolu Anonim Turk Sigorta Sirketi                           3,903,864    2,945,731       0.0%
    Anadolu Cam Sanayii A.S.                                      3,357,069    2,118,550       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                          428,414    1,185,217       0.0%
#*  Baticim Bati Anadolu Cimento Sanayii A.S.                       406,172      892,166       0.0%
#*  Bera Holding A.S.                                               152,219       94,451       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                  678,783    2,012,260       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                     93,735      209,308       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                           16,723,595    4,066,304       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       344,745    1,040,917       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             1,908,942    2,325,430       0.0%
    Enka Insaat ve Sanayi A.S.                                    2,591,764    3,935,228       0.0%
#*  Global Yatirim Holding A.S.                                   2,120,952    1,831,527       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
TURKEY -- (Continued)
#*  GSD Holding AS                                                3,856,556 $       794,580       0.0%
#*  Ihlas Holding A.S.                                           16,028,190       2,586,502       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.         1,550,008       2,492,157       0.0%
*   Is Finansal Kiralama A.S.                                     2,221,500         932,321       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                         538,445         302,732       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   2,493,147       1,659,609       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B     808,610         636,514       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D   8,730,378       5,585,147       0.1%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.                  846,192       1,372,910       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  3,616,994         955,504       0.0%
*   NET Holding A.S.                                                 13,395           7,312       0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.          702,352         785,029       0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                  325,850       2,578,851       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                              244,757         629,934       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                 77,164         273,709       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           1,944,028       1,503,761       0.0%
#*  Sekerbank TAS                                                 4,091,870       1,654,298       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     2,158,674       2,095,127       0.0%
    Trakya Cam Sanayii A.S.                                       6,814,075       7,394,626       0.1%
#*  Turcas Petrol A.S.                                              195,565         144,153       0.0%
#*  Turk Hava Yollari AO                                          7,297,121      20,025,812       0.1%
    Turkiye Garanti Bankasi A.S.                                 14,090,688      38,821,256       0.2%
    Turkiye Halk Bankasi A.S.                                     6,898,361      20,152,001       0.1%
    Turkiye Is Bankasi Class C                                   24,882,081      46,961,801       0.3%
    Turkiye Sinai Kalkinma Bankasi A.S.                          11,719,466       4,234,442       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                         11,514,227      13,528,788       0.1%
    Turkiye Vakiflar Bankasi TAO Class D                          9,665,839      16,168,176       0.1%
#*  Yapi ve Kredi Bankasi A.S.                                    8,071,436       9,816,875       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                               491,785         211,944       0.0%
                                                                            ---------------      ----
TOTAL TURKEY                                                                    269,950,479       1.4%
                                                                            ---------------      ----
TOTAL COMMON STOCKS                                                          19,019,548,065      97.0%
                                                                            ---------------      ----
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
    Banco ABC Brasil SA                                           1,554,213       8,528,146       0.1%
    Banco Bradesco SA                                                59,900         635,017       0.0%
    Banco Bradesco SA ADR                                            85,538         904,137       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B               2,116,568       9,860,452       0.1%
*   Banco Pan SA                                                  1,793,392       1,085,476       0.0%
*   Banco Pine SA                                                   427,430         423,340       0.0%
*   Cia Brasileira de Distribuicao                                1,458,456      33,972,533       0.2%
    Cia Ferro Ligas da Bahia--FERBASA                               972,034       5,021,666       0.0%
    Eucatex SA Industria e Comercio                                 353,288         398,506       0.0%
    Marcopolo SA                                                  4,407,645       5,349,051       0.0%
*   Petroleo Brasileiro SA                                       12,755,690      65,390,799       0.3%
*   Petroleo Brasileiro SA Sponsored ADR                         17,627,348     180,680,317       0.9%
    Randon SA Implementos e Participacoes                         2,784,800       5,933,438       0.0%
    Suzano Papel e Celulose SA Class A                            6,173,656      38,367,140       0.2%
    Unipar Carbocloro SA Class B                                    925,874       3,713,344       0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                6,425,866      17,305,621       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
BRAZIL -- (Continued)
    Vale SA                                                         305,997 $  2,781,876       0.0%
                                                                            ------------       ---
TOTAL BRAZIL                                                                 380,350,859       1.9%
                                                                            ------------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                           1,199,797    1,053,059       0.0%
    Grupo Argos SA                                                  314,215    1,900,546       0.0%
    Grupo de Inversiones Suramericana SA                          1,042,360   12,869,953       0.1%
                                                                            ------------       ---
TOTAL COLOMBIA                                                                15,823,558       0.1%
                                                                            ------------       ---
TOTAL PREFERRED STOCKS                                                       396,174,417       2.0%
                                                                            ------------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Helbor Empreendimentos SA Rights 11/16/17                       779,694       11,917       0.0%
                                                                            ------------       ---
CHILE -- (0.0%)
*   Cia Sud Americana de Vapores SA Rights 11/08/17              14,569,868      135,065       0.0%
                                                                            ------------       ---
HONG KONG -- (0.0%)
*   Shougang Concord International Enterprises Co., Ltd. Rights
      11/08/17                                                   25,488,208       13,068       0.0%
                                                                            ------------       ---
INDIA -- (0.0%)
*   HCL Infosystems, Ltd. Rights 10/31/17                           220,077        2,718       0.0%
*   Karur Vysya Bank, Ltd. (The) Rights 11/10/17                    315,298      247,775       0.0%
                                                                            ------------       ---
TOTAL INDIA                                                                      250,493       0.0%
                                                                            ------------       ---
MALAYSIA -- (0.0%)
*   Sunway Bhd Warrants 10/03/24                                  2,412,092      364,648       0.0%
                                                                            ------------       ---
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                         952,876           --       0.0%
                                                                            ------------       ---
SOUTH KOREA -- (0.0%)
*   Dongkook Industrial Co., Ltd. Rights 12/05/17                   361,655      102,329       0.0%
*   Hanwha Non Life Insurance Co., Ltd Rights 11/02/17               82,988       70,370       0.0%
*   Harim Co., Ltd. Rights 12/05/17                                  10,499        9,559       0.0%
*   Hyundai Construction Equipment Co., Ltd. Rights 11/14/17            571       50,711       0.0%
*   Hyundai Electric & Energy System Co., Ltd. Rights 11/11/17        1,242       55,429       0.0%
                                                                            ------------       ---
TOTAL SOUTH KOREA                                                                288,398       0.0%
                                                                            ------------       ---
TAIWAN -- (0.0%)
*   CTBC Financial Holding Co., Ltd. Rights 12/15/17              1,821,482           --       0.0%
*   Ta Chen Stainless PIpe Co. Rights 12/11/17                      733,702       26,760       0.0%
*   TSEC Corp. Rights 11/15/17                                      147,685        4,897       0.0%
*   Winbond Electronics Corp. Rights 12/11/17                     3,713,688      504,853       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                               PERCENTAGE
                                                                    SHARES       VALUE++     OF NET ASSETS**
                                                                  ---------- --------------- ---------------
TAIWAN -- (Continued)
*    Yang Ming Marine Transport Corp. Rights 11/17/17              2,245,544 $        26,060        0.0%
                                                                             ---------------      -----
TOTAL TAIWAN                                                                         562,570        0.0%
                                                                             ---------------      -----
TOTAL RIGHTS/WARRANTS                                                              1,626,159        0.0%
                                                                             ---------------      -----
TOTAL INVESTMENT SECURITIES                                                   19,417,348,641
                                                                             ---------------

                                                                                 VALUE+
                                                                             ---------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@ DFA Short Term Investment Fund                               51,154,322     591,906,661        3.0%
                                                                             ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $17,266,162,347)                         $20,009,255,302      102.0%
                                                                             ===============      =====

At October 31, 2017, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                      UNREALIZED
                                     NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                          CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                          --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index(R)     650     12/15/17  $ 35,810,203 $ 36,536,500   $  726,297
S&P 500 Emini Index(R)                  795     12/15/17    99,611,195  102,264,825    2,653,630
                                                          ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                                   $135,421,398 $138,801,325   $3,379,927
                                                          ============ ============   ==========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Brazil                      $1,195,845,821              --   --    $ 1,195,845,821
   Chile                           80,372,052 $   236,624,444   --        316,996,496
   China                          258,179,357   3,071,581,801   --      3,329,761,158
   Colombia                        41,417,612              --   --         41,417,612
   Czech Republic                          --      56,931,518   --         56,931,518
   Greece                                  --       5,400,787   --          5,400,787
   Hong Kong                               --       1,799,742   --          1,799,742
   Hungary                                 --      76,715,301   --         76,715,301
   India                          189,194,146   2,391,993,113   --      2,581,187,259
   Indonesia                          576,682     556,266,772   --        556,843,454
   Malaysia                                --     566,662,777   --        566,662,777
   Mexico                         762,042,668              --   --        762,042,668
   Philippines                             --     201,045,379   --        201,045,379
   Poland                                  --     324,520,693   --        324,520,693
   Russia                          92,681,201     242,811,737   --        335,492,938
   South Africa                   142,269,666   1,130,057,821   --      1,272,327,487
   South Korea                    383,240,328   2,990,835,920   --      3,374,076,248
   Taiwan                          41,063,307   3,176,074,746   --      3,217,138,053
   Thailand                       533,366,579          25,616   --        533,392,195
   Turkey                                  --     269,950,479   --        269,950,479
Preferred Stocks
   Brazil                         380,350,859              --   --        380,350,859
   Colombia                        15,823,558              --   --         15,823,558
Rights/Warrants
   Brazil                                  --          11,917   --             11,917
   Chile                                   --         135,065   --            135,065
   Hong Kong                               --          13,068   --             13,068
   India                                   --         250,493   --            250,493
   Malaysia                                --         364,648   --            364,648
   South Korea                             --         288,398   --            288,398
   Taiwan                                  --         562,570   --            562,570
Securities Lending Collateral              --     591,906,661   --        591,906,661
Futures Contracts**                 3,379,927              --   --          3,379,927
                               -------------- ---------------   --    ---------------
TOTAL                          $4,119,803,763 $15,892,831,466   --    $20,012,635,229
                               ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") as of
October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of Ethics is filed herewith.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3) This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David P. Butler
     --------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 8, 2018

By:  /s/ Gerard K. O'Reilly
     ------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: January 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: January 8, 2018

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: January 8, 2018

By:  /s/ Gregory K. Hinkle
     ---------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: January 8, 2018